UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman Sachs & Co. LLC	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2019

Financial Square FundsSM
Federal Instruments
Government
Money Market
Prime Obligations
Treasury Instruments
Treasury Obligations
Treasury Solutions

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional/Class I, Administration, Capital, Cash Management, Preferred, Premier, Resource, Service, Class R6 and Select shareholders or 800-526-7384 for Class A and Class C shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Financial Square Funds

∎	FEDERAL INSTRUMENTS FUND

∎	GOVERNMENT FUND

∎	MONEY MARKET FUND

∎	PRIME OBLIGATIONS FUND

∎	TREASURY INSTRUMENTS FUND

∎	TREASURY OBLIGATIONS FUND

∎	TREASURY SOLUTIONS FUND

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS

Goldman Sachs Financial Square Funds

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Money Market Portfolio Management Team discusses the Goldman Sachs Financial Square Funds’ (the “Funds”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	What economic and market factors most influenced the money markets as a whole during the Reporting Period?

A	During the Reporting Period, money market yields remained low but continued to move higher as the Federal Reserve (“Fed”) tightened monetary policy. Fed officials raised the targeted federal funds rate twice — in September and December 2018 — such that at the end of the Reporting Period, it was in a range of between 2.25% and 2.50%. Other influences on the money markets during the Reporting Period were the continuation of the Fed’s balance sheet normalization and the dovish stance of most developed markets central banks. (Balance sheet normalization refers to the steps the Fed is taking to reverse quantitative easing and remove the substantial monetary accommodation it has provided to the economy since the financial crisis began in 2007. Dovish tends to imply lower interest rates; opposite of hawkish.)

When the Reporting Period started in September 2018, U.S. economic growth was robust, though some major economies, including those of the Eurozone, the U.K. and China, exhibited a gradual weakening trend. The Fed raised the targeted federal funds rate by 25 basis points, citing ongoing strength in the labor market and a pickup in household spending and business fixed investment. (A basis point is 1/100th of a percentage point.) The Fed’s dot plot pointed to another increase by the end of 2018 and three more during 2019. (The “dot plot” shows rate projections of the members of the Fed’s Open Market Committee.) Fed Chair Jerome Powell delivered an upbeat assessment of the U.S. economy, which supported market expectations for these additional Fed rate hikes in 2019. During the fourth quarter of 2018, investor concerns about slowing global economic growth momentum as well as tighter financial conditions weighed on financial markets. Global interest rates, which had risen for most of the calendar year, fell, as investors grew fearful about the possible end of the global economic cycle and as their expectations for Fed rate hikes diminished. In December 2018, Fed policymakers raised short-term interest rates by an additional 25 basis points, much as the market had expected, but lowered their projection for 2019 monetary policy tightening from three rate hikes to two. In January 2019, the Fed left monetary policy unchanged and also eliminated language about “further gradual increases in rates,” cementing investor expectations for a near-term pause in rate hikes. Fed Chair Powell emphasized that the U.S. central bank would be largely guided by inflation indicators as well as by the global economic growth backdrop and the potential for financial market volatility. During February 2019, the release of minutes from the Fed’s January meeting confirmed policymakers’ dovish tilt.

Q	What key factors were responsible for the performance of the Funds during the Reporting Period?

A	The Funds’ yields rose during the Reporting Period, driven by the increase in money market yields, which occurred primarily because of the economic and market factors discussed above. The money market yield curve flattened, meaning yields on shorter-term maturities rose more than those on longer-term maturities. (Yield curve is a spectrum of interest rates based on maturities of varying lengths.)

Q	How did you manage the Funds during the Reporting Period?

A	Collectively, the Funds had investments in commercial paper, asset-backed commercial paper, U.S. Treasury securities, government agency securities, time deposits, certificates of deposit, floating rate securities, repurchase agreements (“repo”), government guaranteed paper, municipal securities and variable rate demand notes during the Reporting Period.

In our commercial paper strategies (i.e., the Goldman Sachs Financial Square Money Market Fund and the Goldman Sachs Financial Square Prime Obligations Fund), we maintained somewhat short weighted average maturities of between 34 and 40 days during the first four months of the Reporting Period in response to rather consistent clarity from the Fed around potential interest rate hikes in September and December 2018. For the same reason, during the first half of the Reporting Period, we maintained relatively short

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PORTFOLIO RESULTS

weighted average maturities of between 16 and 37 days in our government repo strategies (i.e., the Goldman Sachs Financial Square Government Fund, the Goldman Sachs Financial Square Treasury Obligations Fund and the Goldman Sachs Financial Square Treasury Solutions Fund) and between 27 days and 50 days in our government non-repo strategies (i.e., the Goldman Sachs Financial Square Federal Instruments Fund and the Goldman Sachs Financial Square Treasury Instruments Fund). The Funds’ purchases were focused on floating rate securities, asset-backed commercial paper and government agency securities, all of which helped us to manage duration. (Duration is a measure of the Funds’ sensitivity to changes in interest rates).

After the December 2018 rate hike, the Fed’s path became less clear to us. As a result, we lengthened the weighted average maturities of the commercial paper, government repo and government non-repo strategies. Within our commercial paper strategies, we extended weighted average maturities to between 49 and 52 days during the last two months of the Reporting Period. In our government and government non-repo strategies, we extended weighted average maturities to between 42 and 50 days during December 2018. Then, in January 2019, we shortened the weighted average maturities of our government repo strategies to between 32 and 40 days and the weighted average maturities of our government non-repo strategies to between 39 and 49 days. We continued to shorten the weighted average maturities of the government repo and government non-repo strategies during February, ending the Reporting Period with weighted average maturities of between 21 and 39 days and between 37 and 47 days, respectively. Purchases were focused overall on fixed-rate securities as we sought to manage the Funds’ duration.

The weighted average maturity of a money market fund is a measure of its price sensitivity to changes in interest rates. Also known as effective maturity, weighted average maturity measures the weighted average of the maturity date of bonds held by the Funds, taking into consideration any available maturity shortening features.

Q	How did you manage the Funds’ weighted average life during the Reporting Period?

A	During the Reporting Period, we managed the weighted average life of the Funds below 120 days. In our commercial paper strategies, we managed the Funds’ weighted average life in a range between approximately 75 days and approximately 101 days. In our government repo and government non-repo strategies, we managed the Funds’ weighted average life in a range between approximately 84 days and approximately 118 days. The weighted average life of a money market fund is a measure of a money market fund’s price sensitivity to changes in liquidity and/or credit risk.

Under amendments to SEC Rule 2a-7 that became effective in May 2010, the maximum allowable weighted average life of a money market fund is 120 days. While one of the goals of the SEC’s money market fund rule is to reinforce conservative investment practices across the money market fund industry, our security selection process has long emphasized conservative investment choices.

Q	Did you make any changes to the Funds’ portfolios during the Reporting Period?

A	During the Reporting Period, we made adjustments to the Funds’ weighted average maturities and their allocations to specific investments based on then-current market conditions, our near-term view and anticipated and actual Fed monetary policy statements.

Q	What is the Funds’ tactical view and strategy for the months ahead?

A	At the end of the Reporting Period, we expected the elongated U.S. economic expansion to continue and considered market concerns around a near-term recession premature. However, we believed global economic growth was likely to moderate in 2019. More than 60% of the 32 economies for which we track manufacturing data closed 2018 with a lower reading than where they commenced the year. This contrasts with 2017 when almost 80% of these economies ended the year with higher readings. However, manufacturing activity remained in expansionary territory for 70% of these countries, in our view.

Regarding inflation, the moderation in crude oil prices in October 2018 is likely, we believe, to feed through to lower headline inflation in key economies in the short term. Meanwhile, we think cyclical improvements — namely, a decline in unemployment rates and improving wage growth — could result in firmer core inflation in key developed economies. Potential downside inflation risks include slower than consensus anticipated economic growth and, therefore, stalling or declining labor market improvements, while potential upside risks include continued labor market improvements that lead to inflation or an increase in tariffs.

As for monetary policy, at the end of the Reporting Period, we had scaled back our expectations for 2019 Fed action

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PORTFOLIO RESULTS

from three interest rate hikes to one. We also anticipated a near-term pause in the Fed’s rate increases. Regarding other central banks, we expected the European Central Bank to start lifting its policy rates out of negative territory toward the end of 2019, though we thought low interest rates would continue for a prolonged period due to the subdued inflation outlook for the region. We also saw scope for monetary policy normalization in several other developed markets countries, including the U.K. once uncertainty about the country’s exit from the European Union subsides.

Overall, the Funds continue to be flexibly guided by shifting market conditions, and we have positioned them to seek to take advantage of anticipated interest rate movements. As always, we intend to continue to use our actively managed approach to seek the best possible return within the framework of our Funds’ investment guidelines and objectives. In addition, we will continue to manage interest, liquidity and credit risk daily. We will also continue to closely monitor economic data, Fed policy and any shifts in the money market yield curve, as we strive to navigate the interest rate environment.

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PORTFOLIO RESULTS

GOVERNMENT MONEY MARKET FUNDS

∎	Federal Instruments Fund

∎	Government Fund

∎	Treasury Instruments Fund

∎	Treasury Obligations Fund

∎	Treasury Solutions Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

INSTITUTIONAL MONEY MARKET FUNDS

∎	Money Market Fund

∎	Prime Obligations Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

4

FUND BASICS

Financial Square Funds

as of February 28, 2019

PERFORMANCE REVIEW[1,2]

September 1, 2018– February 28, 2019	Fund Total Return (based on NAV)[4] Institutional Shares	iMoneyNet Institutional Average[5]

Federal Instruments[3]	1.05%	1.95%[6]
Government	1.07	1.95	[6]
Money Market[3]	1.23	2.19	[7]
Prime Obligations[3]	1.23	2.19	[7]
Treasury Instruments	1.04	1.92	[8]
Treasury Obligations	1.06	1.95	[9]
Treasury Solutions	1.05	1.95	[9]

The returns represent past performance. Past performance does not guarantee future results. The Funds’ investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	Each of the Prime Obligations, Treasury Obligations, Money Market, Treasury Instruments and Treasury Solutions Funds offers nine separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier and Resource), the Federal Instruments Fund offers eight separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management and Premier), and the Government Fund offers twelve separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Class R6, Class A and Class C), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The Institutional and Class R6 Shares do not have distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees. The Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Class A and Class C Shares offer financial institutions the opportunity to receive fees for providing certain distribution, administrative support and/or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution and/or service (12b-1), administration and/ or service (non-12b-1) fees (as applicable) at the following contractual rates: the Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares pay 0.25%, Service Shares pay 0.50%, Cash Management Shares pay 0.80%, Premier Shares pay 0.35%, Resource Shares pay 0.65%, Class A Shares pay 0.25% and Class C Shares pay 1.00%. If these fees were reflected in the above performance, performance would have been reduced. In addition, the Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The performance shown above reflects any waivers or reimbursements that were in effect for all or a portion of the periods shown. When waivers or reimbursements are in place, the Fund’s operating expenses are reduced and the Fund’s yield and total returns to the shareholder are increased.

[3]	From the beginning of the reporting period through September 30, 2018, the investment adviser implemented a voluntary temporary fee waiver equal annually to 0.08% of the average daily net assets of the Financial Square Prime Obligations Fund and Financial Square Money Market Fund. On October 1, 2018, the investment adviser reduced the voluntary temporary fee waiver to a percentage rate equal annually to 0.06% of the average daily net assets for both funds. On February 28, 2019, the investment adviser has reduced the voluntary temporary fee waiver to a percentage rate equal annually to 0.05% of the average daily net assets for both funds. In addition, on December 28, 2018, GSAM implemented a management fee waiver equal to 0.02% of the average daily net assets for the Financial Square Federal Instruments Fund.

[4]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s total return reflects the reinvestment of dividends and other distributions.

[5]	Source: iMoneyNet, Inc. February 2019.

[6]	Government & Agencies Institutional–Category includes the most broadly based of the government institutional funds. These funds may generally invest in U.S. treasuries, U.S. agencies, repurchase agreements, or government-backed floating rate notes.

[7]	First Tier Institutional–Category includes only non-government institutional funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.

[8]	Treasury Institutional–Category includes only institutional government funds that hold 100 percent in U.S. Treasuries.

[9]	Treasury & Repo Institutional–Category includes only institutional government funds that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

5

FUND BASICS

STANDARDIZED TOTAL RETURNS1,[2,10]

For the period ended December 31, 2018	SEC 7-Day Current Yield[11]	One Year	Five Years	Ten Years	Since Inception	Inception Date

Federal Instruments	2.23%	1.71%	N/A	N/A	0.85%	10/30/15
Government	2.34	1.74	0.56%	0.33%	2.59	4/6/93
Money Market	2.57	2.07	0.75	0.47	2.67	5/18/94
Prime Obligations	2.56	2.06	0.73	0.44	3.00	3/8/90
Treasury Instruments	2.22	1.71	0.53	0.27	1.97	3/3/97
Treasury Obligations	2.33	1.73	0.54	0.29	2.79	4/25/90
Treasury Solutions	2.23	1.72	0.53	0.30	2.16	2/28/97

[10]	The Standardized Total Returns are average annual or cumulative total returns (only if the performance period is one year or less) of Institutional Shares as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. The SEC 7-Day Current Yield is not a Standardized Total Return.

Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The yields and returns represent past performance. Past performance does not guarantee future results. The Funds’ investment yields and returns will fluctuate as market conditions change. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end yields and returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[11]	The SEC 7-Day Current Yield figures are as of December 31, 2018 and are calculated in accordance with securities industry regulations and do not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects a Fund’s current earnings than do the Standardized Total Return figures.

6

YIELD SUMMARY

SUMMARY OF THE INSTITUTIONAL SHARES[1,2] AS OF 2/28/19

Funds	7-Day Dist. Yield[12]	SEC 7-Day Effective Yield[13]	30-Day Average Yield[14]	Weighted Avg. Maturity (days)[15]	Weighted Avg. Life (days)[16]

Federal Instruments	2.28%	2.30%	2.27%	47	88
Government	2.32	2.34	2.31	22	84
Money Market	2.62	2.63	2.61	52	85
Prime Obligations	2.60	2.63	2.60	49	75
Treasury Instruments	2.26	2.27	2.24	37	95
Treasury Obligations	2.29	2.30	2.28	21	87
Treasury Solutions	2.26	2.27	2.25	39	89

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Fund. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[12]	The 7-Day Distribution Yield is an annualized measure of a Fund’s dividends per share, divided by the price per share. This yield can include capital gain/loss distribution, if any. This is not an SEC Yield.

[13]	The SEC 7-Day Effective Yield of a Fund is calculated in accordance with securities industry regulations and does not include net capital gains. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[14]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution.

[15]	A Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[16]	A Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

7

SECTOR ALLOCATIONS

SECTOR ALLOCATIONS[17]

As of February 28, 2019

Security Type (Percentage of Net Assets)	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions

Certificates of Deposit	—	—	0.5%	0.5%	—	—	—

Certificates of Deposit - Eurodollar			7.8	—

Certificates of Deposit - Yankeedollar	—	—	2.9	3.4	—	—	—

Commercial Paper & Corporate Obligations	—	—	28.7	30.8	—	—	—

Fixed Rate Municipal Debt Obligations	—	—	2.4	3.4	—	—	—

Repurchase Agreements	—	60.1%	31.9	30.2	—	61.6%	—

Time Deposits	—	—	3.3	6.0	—	—	—

U.S. Government Agency Obligations	75.2%	18.1	—	0.2	—	—	—

U.S. Treasury Obligations	45.9	23.3	—	—	111.4%	38.5	115.1%

Variable Rate Municipal Debt Obligations	—	—	2.0	2.7	—	—	—

Variable Rate Obligations	—	—	23.0	24.5	—	—	—

[17]	Each Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

8

SECTOR ALLOCATIONS

SECTOR ALLOCATIONS[18]

As of August 31, 2018

Security Type (Percentage of Net Assets)	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions

Certificates of Deposit - Eurodollar	—	—	3.2%	—	—	—	—

Certificates of Deposit - Yankeedollar	—	—	4.1	4.9%	—	—	—

Commercial Paper & Corporate Obligations	—	—	30.4	31.9	—	—	—

Master Demand Notes	—	—		—	—	—	—

Fixed Rate Municipal Debt Obligations	—	—	1.4	1.1	—	—	—

Repurchase Agreements	—	48.9%	30.1	25.3	—	59.0%	—

Time Deposits	—	—	1.3	1.3	—	—	—

U.S. Government Agency Obligations	32.6%	25.7	—	0.2	—	—	—

U.S. Government Guarantee Notes	—	—			—	—	—

U.S. Government Guarantee Variable Rate Obligations	—	—			—	—	—

U.S. Treasury Obligations	67.9	25.6	8.3	9.5	100.5%	41.3	100.6%

Variable Rate Municipal Debt Obligations	—	—	1.7	2.8	—	—	—

Variable Rate Obligations	—	—	20.4	24.5	—	—	—

[18]	Each Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

9

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – 75.2%
Federal Farm Credit Bank (1 Mo. LIBOR – 0.09%)
$1,000,000	2.402	%(a)	03/28/19	$1,000,000
Federal Farm Credit Bank (3 Mo. LIBOR – 0.14%)
1,800,000	2.663	(a)	09/30/19	1,799,947
Federal Farm Credit Bank (3 Mo. LIBOR – 0.26%)
250,000	2.523	(a)	07/10/19	250,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.07%)(a)
850,000	2.485		11/29/19	850,000
650,000	2.490		02/18/20	650,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.08%)(a)
700,000	2.495		10/18/19	699,987
750,000	2.495		12/26/19	749,976
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.09%)
900,000	2.505	(a)	07/05/19	899,994
Federal Farm Credit Bank (FEDL01 + 0.11%)
800,000	2.510	(a)	08/13/20	799,884
Federal Farm Credit Bank (Prime Rate – 2.88%)
1,000,000	2.620	(a)	05/07/20	999,906
Federal Farm Credit Bank (Prime Rate – 2.90%)
600,000	2.600	(a)	01/30/20	600,000
Federal Farm Credit Bank (Prime Rate – 2.93%)
1,200,000	2.570	(a)	11/06/20	1,200,000
Federal Farm Credit Bank (Prime Rate – 2.96%)
200,000	2.540	(a)	03/13/20	199,845
Federal Farm Credit Bank (Prime Rate – 2.98%)
300,000	2.520	(a)	11/12/20	299,747
Federal Farm Credit Bank (Prime Rate – 3.08%)(a)
250,000	2.420		06/27/19	249,996
1,600,000	2.420		07/17/19	1,599,939
Federal Home Loan Bank (1 Mo. LIBOR – 0.05%)
6,000,000	2.462	(a)	10/07/19	6,000,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.08%)
14,000,000	2.401	(a)	03/19/19	14,000,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.10%)
5,900,000	2.386	(a)	04/18/19	5,900,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.16%)
5,000,000	2.591	(a)	08/04/20	5,000,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.26%)(a)
25,000,000	2.542		07/09/19	25,000,000
10,000,000	2.544		07/11/19	10,000,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.31%)(a)
7,200,000	2.466		03/12/19	7,200,000
4,200,000	2.469		03/13/19	4,200,000
7,200,000	2.478		03/15/19	7,200,000
1,800,000	2.514		03/22/19	1,800,000
750,000	2.512		03/25/19	750,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.32%)(a)
3,600,000	2.470		03/21/19	3,600,000
7,300,000	2.502		03/25/19	7,300,000
7,000,000	2.502		03/27/19	7,000,000
Federal Home Loan Bank (3 Mo. U.S. T-Bill + 0.07%)
10,100,000	2.530	(a)	01/30/20	10,101,392
Federal Home Loan Bank (Prime Rate – 2.94%)
900,000	2.560	(a)	02/26/21	900,000
Federal Home Loan Bank Discount Notes
166,300,000	2.428		03/01/19	166,300,000
2,000,000	2.394		03/06/19	1,999,344

U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank Discount Notes – (continued)
10,000,000	2.402%		03/06/19	9,996,715
35,000,000	2.364		03/08/19	34,983,939
1,800,000	2.417		03/15/19	1,798,334
60,000,000	2.423		03/22/19	59,916,525
10,000,000	2.458		03/22/19	9,985,942
175,000,000	2.418		03/27/19	174,699,195
1,200,000	2.500		05/17/19	1,199,888
30,000,000	2.498		07/12/19	29,729,567
50,000,000	2.508		08/02/19	49,477,470

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$668,887,532

U.S. Treasury Obligations – 45.9%
United States Treasury Bills
$3,000,000	2.383%		03/05/19	$2,999,217
600,000	2.406		03/05/19	599,842
500,000	2.430		03/05/19	499,867
900,000	2.412		03/12/19	899,347
7,200,000	2.418		03/12/19	7,194,764
100,000	2.422		03/12/19	99,927
200,000	2.423		03/12/19	199,854
300,000	2.428		03/12/19	299,781
200,000	2.342	(b)	03/14/19	199,831
5,300,000	2.413		03/19/19	5,293,706
1,200,000	2.418		03/19/19	1,198,572
5,500,000	2.417		03/26/19	5,490,910
700,000	2.422		03/26/19	698,841
200,000	2.423		03/26/19	199,669
400,000	2.402		04/02/19	399,161
400,000	2.406		04/02/19	399,159
1,700,000	2.410		04/02/19	1,696,419
3,600,000	2.411		04/02/19	3,592,416
100,000	2.415		04/02/19	99,789
3,200,000	2.417		04/02/19	3,193,244
23,100,000	2.448	(b)	04/02/19	23,056,700
166,300,000	2.440	(b)	04/11/19	165,845,447
1,900,000	2.546		06/13/19	1,886,388
3,170,000	2.552		06/20/19	3,145,711
31,630,000	2.546		06/27/19	31,372,883
4,500,000	2.573		07/05/19	4,460,546
500,000	2.469		07/25/19	495,113
500,000	2.472		07/25/19	495,113
11,100,000	2.515		08/01/19	10,984,421
500,000	2.487		08/08/19	494,611
300,000	2.492		08/08/19	296,760
1,700,000	2.494		08/08/19	1,681,640
3,900,000	2.500		08/08/19	3,857,793
700,000	2.501		08/08/19	692,421
700,000	2.502		08/08/19	692,417
9,800,000	2.505		08/08/19	9,693,724
1,000,000	2.510		08/22/19	988,182
900,000	2.515		08/22/19	889,343
3,000,000	2.520		08/22/19	2,964,403

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY – 0.00%)
$15,900,000	2.420	%(a)	01/31/20	$15,903,295
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
1,200,000	2.453	(a)	04/30/20	1,200,382
United States Treasury Floating Rate Notes (3 Mo. U.S. T-Bill MMY + 0.05%)(a)
16,300,000	2.468		10/31/19	16,308,555
10,450,000	2.465		10/31/20	10,450,000
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
31,200,000	2.480	(a)	07/31/19	31,214,549
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.07%)
21,200,000	2.490	(a)	04/30/19	21,204,273
United States Treasury Notes
300,000	1.000		03/15/19	299,836
1,800,000	1.625		03/31/19	1,798,710
2,400,000	1.250		06/30/19	2,389,375
3,100,000	1.625		06/30/19	3,090,094
200,000	0.750		07/15/19	198,630
600,000	0.875		07/31/19	596,015
500,000	0.750		08/15/19	495,753
2,400,000	3.625		08/15/19	2,411,243
800,000	8.125		08/15/19	820,282
600,000	1.750		09/30/19	596,768

TOTAL U.S. TREASURY OBLIGATIONS				$408,225,692

TOTAL INVESTMENTS – 121.1%				$1,077,113,224

LIABILITIES IN EXCESS OF OTHER ASSETS – (21.1)%				(187,769,625)

NET ASSETS – 100.0%				$889,343,599

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2019.

(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
LIBOR	—London Interbank Offered Rates
MMY	—Money Market Yield
Prime	—Federal Reserve Bank Prime Loan Rate US
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – 18.1%
Federal Farm Credit Bank (1 Mo. LIBOR – 0.09%)
$148,000,000	2.402	%(a)	03/28/19	$148,000,000
Federal Farm Credit Bank (3 Mo. LIBOR – 0.14%)
246,500,000	2.663	(a)	09/30/19	246,492,804
Federal Farm Credit Bank (3 Mo. LIBOR – 0.26%)
24,500,000	2.523	(a)	07/10/19	24,500,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.07%)(a)
198,700,000	2.485		11/20/19	198,695,707
98,500,000	2.485		11/29/19	98,500,000
98,700,000	2.490		02/18/20	98,700,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.08%)(a)
120,500,000	2.495		10/18/19	120,497,712
98,600,000	2.495		12/26/19	98,596,781
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.09%)
118,700,000	2.505	(a)	07/05/19	118,699,179
Federal Farm Credit Bank (FEDL01 + 0.11%)
123,400,000	2.510	(a)	08/13/20	123,382,156
Federal Farm Credit Bank (Prime Rate – 2.88%)
148,000,000	2.620	(a)	05/07/20	147,986,061
Federal Farm Credit Bank (Prime Rate – 2.90%)
88,800,000	2.600	(a)	01/30/20	88,800,000
Federal Farm Credit Bank (Prime Rate – 2.93%)
197,600,000	2.570	(a)	11/06/20	197,600,000
Federal Farm Credit Bank (Prime Rate – 2.94%)
244,900,000	2.565	(a)	10/30/20	244,900,000
Federal Farm Credit Bank (Prime Rate – 2.95%)
24,300,000	2.550	(a)	04/30/20	24,300,000
Federal Farm Credit Bank (Prime Rate – 2.96%)
24,600,000	2.540	(a)	03/13/20	24,580,932
Federal Farm Credit Bank (Prime Rate – 2.98%)
54,000,000	2.520	(a)	11/12/20	53,954,514
Federal Farm Credit Bank (Prime Rate – 3.08%)(a)
36,500,000	2.420		06/27/19	36,499,399
216,800,000	2.420		07/17/19	216,791,787
Federal Home Loan Bank (1 Mo. LIBOR – 0.05%)
988,000,000	2.462	(a)	10/07/19	988,000,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.08%)
1,900,000,000	2.401	(a)	03/19/19	1,900,000,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.10%)
903,750,000	2.386	(a)	04/18/19	903,750,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.16%)
477,700,000	2.591	(a)	08/04/20	477,700,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.26%)(a)
745,000,000	2.549		06/27/19	745,000,000
495,000,000	2.542		07/09/19	495,000,000
496,000,000	2.544		07/11/19	496,000,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.31%)(a)
566,900,000	2.469		03/13/19	566,900,000
949,300,000	2.478		03/15/19	949,300,000
224,000,000	2.514		03/22/19	224,000,000
98,500,000	2.512		03/25/19	98,500,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.32%)(a)
493,500,000	2.470		03/21/19	493,500,000
986,800,000	2.502		03/25/19	986,800,000
987,000,000	2.502		03/27/19	987,000,000
Federal Home Loan Bank (3 Mo. U.S. T-Bill + 0.07%)
1,755,000,000	2.530	(a)	01/30/20	1,755,241,963

U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank (Prime Rate – 2.94%)
98,300,000	2.560	%(a)	02/26/21	98,300,000
Federal Home Loan Bank Discount Notes
200,000,000	2.281		03/01/19	200,000,000
229,500,000	2.526		05/08/19	228,429,255
217,500,000	2.532		05/14/19	216,393,469
182,600,000	2.500		05/17/19	182,582,920
496,700,000	2.539		05/21/19	493,928,414
496,000,000	2.498		07/12/19	491,528,836
Federal National Mortgage Association (SOFR + 0.12%)
994,000,000	2.490	(a)	07/30/19	994,000,000
Federal National Mortgage Association (SOFR + 0.16%)
124,250,000	2.530	(a)	01/30/20	124,250,000
Overseas Private Investment Corp. (3 Mo. U.S. T-Bill + 0.00%)(a)
102,234,956	2.420		03/07/19	102,234,957
646,873,699	2.440		03/07/19	646,873,699

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$18,156,690,545

U.S. Treasury Obligations – 23.3%
United States Treasury Bills
$100,000	2.422%		03/26/19	$99,834
428,300,000	2.443	(b)	04/02/19	427,498,841
2,710,000,000	2.440	(b)	04/11/19	2,702,592,676
443,400,000	2.546		06/13/19	440,223,285
697,470,000	2.552		06/20/19	692,125,925
518,730,000	2.546		06/27/19	514,513,301
2,854,800,000	2.573		07/05/19	2,829,770,541
159,700,000	2.536		07/11/19	158,253,650
1,276,300,000	2.515		08/01/19	1,263,010,527
56,100,000	2.487		08/08/19	55,495,367
33,200,000	2.492		08/08/19	32,841,440
238,600,000	2.494		08/08/19	236,023,120
531,700,000	2.500		08/08/19	525,945,824
101,300,000	2.501		08/08/19	100,203,259
101,300,000	2.502		08/08/19	100,202,583
1,096,750,000	2.505		08/08/19	1,084,856,353
116,900,000	2.510		08/22/19	115,518,534
121,250,000	2.515		08/22/19	119,814,198
350,100,000	2.520		08/22/19	345,945,772
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
3,000,000,500	2.46	(a)	07/31/20	2,999,688,879
United States Treasury Floating Rate Notes (3 Mo. U.S. T-Bill MMY + 0.05%)(a)
4,854,100,000	2.468		10/31/19	4,854,429,673
2,003,000,000	2.465		10/31/20	2,003,000,000
United States Treasury Notes
51,300,000	1.125		05/31/19	51,118,717
384,600,000	1.250		06/30/19	382,897,461
506,300,000	1.625		06/30/19	504,682,032
34,400,000	0.750		07/15/19	34,164,401
69,900,000	0.875		07/31/19	69,435,728
80,600,000	0.750		08/15/19	79,915,404
370,000,000	3.625		08/15/19	371,738,061

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$117,000,000	8.125%		08/15/19	$119,966,270
91,800,000	1.750		09/30/19	91,305,457

TOTAL U.S. TREASURY OBLIGATIONS				$23,307,277,113

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$41,463,967,658

Repurchase Agreements-Unaffiliated Issuers(c) – 59.5%
Bank of Montreal
$20,000,000	2.600%		03/01/19	$20,000,000
Maturity Value: $20,001,444

Collateralized by Federal National Mortgage Association, 4.000%
to 4.500%, due 01/01/49 to 03/01/49, Government National
Mortgage Association, 4.500%, due 01/20/49, U.S. Treasury
Bonds, 2.500% to 3.000%, due 02/15/46 to 02/15/47 and a U.S.
Treasury Note, 2.250%, due 11/15/27. The aggregate market
value of the collateral, including accrued interest, was
$20,599,869.

500,000,000	2.480	(d)	03/07/19	500,000,000
Maturity Value: $501,928,889
Settlement Date: 02/13/19

Collateralized by Federal Home Loan Bank, 3.500%, due
06/09/28, Federal Home Loan Mortgage Corp., 3.000% to
4.000%, due 10/01/29 to 11/01/48, Federal National Mortgage
Association, 3.000% to 5.000%, due 03/01/28 to 03/01/49 and
Government National Mortgage Association, 3.000% to
4.500%, due 01/20/46 to 01/20/49. The aggregate market value of the collateral, including accrued interest, was $514,979,563.

Bank of Nova Scotia (The)
200,000,000	2.620		03/01/19	200,000,000
Maturity Value: $200,014,556

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to
6.000%, due 11/01/20 to 12/01/48, Federal National Mortgage
Association, 1.750% to 7.125%, due 09/12/19 to 02/01/49 and
Government National Mortgage Association, 4.000% to
5.000%, due 01/20/46 to 02/20/49. The aggregate market value of the collateral, including accrued interest, was $205,880,107.

BNP Paribas
500,000,000	2.600		03/01/19	500,000,000
Maturity Value: $500,036,111
Collateralized by a U.S. Treasury Note, 3.625%, due 08/15/19. The market value of the collateral, including accrued interest, was $510,000,000.
1,000,000,000	2.600		03/01/19	1,000,000,000
Maturity Value: $1,000,072,222
Collateralized by a U.S. Treasury Note, 2.875%, due 07/31/25. The market value of the collateral, including accrued interest, was $1,020,000,000.
1,000,000,000	2.600		03/01/19	1,000,000,000
Maturity Value: $1,000,072,222
Collateralized by a U.S. Treasury Note, 2.500%, due 06/30/20. The market value of the collateral, including accrued interest, was $1,020,000,000.

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
BNP Paribas – (continued)
475,000,000	2.480	%(d)	03/07/19	475,000,000
Maturity Value: $480,890,001
Settlement Date: 02/27/19

Collateralized by U.S. Treasury Bonds, 2.500% to 2.750%, due
08/15/42 to 02/15/45, U.S. Treasury Inflation-Indexed Bonds,
2.125% to 3.875%, due 04/15/29 to 02/15/41, U.S. Treasury
Interest-Only Stripped Securities, 0.000%, due 05/15/21 to
11/15/45, U.S. Treasury Notes, 1.750% to 3.500%, due
05/15/20 to 01/31/23 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 08/15/28 to 05/15/46. The
aggregate market value of the collateral, including accrued
interest, was $484,499,997.

1,490,000,000	2.480	(d)	03/07/19	1,490,000,000
Maturity Value: $1,499,443,290
Settlement Date: 12/20/18

Collateralized by Federal Farm Credit Bank, 1.375% to 4.080%,
due 06/12/19 to 09/20/38, Federal Home Loan Mortgage Corp.,
3.000% to 7.500%, due 03/01/19 to 03/01/49, Federal National
Mortgage Association, 2.500% to 7.500%, due 04/01/19 to
06/01/51, Federal National Mortgage Association Stripped
Security, 0.000%, due 11/15/30, Government National
Mortgage Association, 2.000% to 6.000%, due 02/15/33 to
02/20/49, U.S. Treasury Bills, 0.000%, due 07/05/19 to
08/08/19, U.S. Treasury Bonds, 2.750% to 8.125%, due
08/15/19 to 08/15/45, U.S. Treasury Inflation-Indexed Bonds,
0.750% to 3.875%, due 01/15/29 to 02/15/45, U.S. Treasury
Interest-Only Stripped Securities, 0.000%, due 05/15/37 to
08/15/37 and U.S. Treasury Notes, 1.000% to 2.750%, due
09/30/19 to 12/31/23. The aggregate market value of the
collateral, including accrued interest, was $1,529,098,824.

250,000,000	2.500	(d)	03/07/19	250,000,000
Maturity Value: $253,142,359
Settlement Date: 01/08/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
4.500%, due 04/01/46 to 09/01/48, Federal National Mortgage
Association, 3.000% to 5.000%, due 10/01/30 to 07/01/48,
Government National Mortgage Association, 2.500% to
4.500%, due 12/15/26 to 12/20/48, a U.S. Treasury Bill,
0.000%, due 03/28/19, a U.S. Treasury Bond, 4.375%, due
11/15/39, a U.S. Treasury Inflation-Indexed Bond, 3.375%, due
04/15/32, U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 05/15/19 to 02/15/33, U.S. Treasury Notes,
1.375% to 2.625%, due 03/31/20 to 02/28/26 and a U.S.
Treasury Principal-Only Stripped Security, 0.000%, due
05/15/39. The aggregate market value of the collateral,
including accrued interest, was $256,992,319.

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
BNP Paribas – (continued)
$870,000,000	2.500	%(d)	03/07/19	$870,000,000
Maturity Value: $880,874,993
Settlement Date: 02/27/19

Collateralized by Federal Farm Credit Bank, 3.420%, due
09/11/37, Federal Home Loan Mortgage Corp., 2.000% to
7.000%, due 03/01/19 to 12/01/48, Federal National Mortgage
Association, 2.500% to 6.500%, due 04/01/19 to 01/01/57,
Government National Mortgage Association, 3.000% to
7.000%, due 12/15/25 to 02/20/49, a U.S. Treasury Bill,
0.000%, due 04/23/19, a U.S. Treasury Bond, 2.500%, due
02/15/45, U.S. Treasury Inflation-Indexed Notes, 0.500% to
1.125%, due 01/15/21 to 01/15/28, U.S. Treasury Interest-Only
Stripped Securities, 0.000%, due 02/15/33 to 08/15/47 and U.S.
Treasury Notes, 1.500% to 2.625%, due 08/15/20 to 02/28/23.
The aggregate market value of the collateral, including accrued interest, was $895,836,763.

2,000,000,000	2.500	(d)	03/07/19	2,000,000,000
Maturity Value: $2,024,999,984
Settlement Date: 01/04/19

Collateralized by Federal Farm Credit Bank, 1.375% to 3.540%,
due 06/12/19 to 01/25/38, Federal Home Loan Bank, 0.875%,
due 08/05/19, Federal Home Loan Mortgage Corp., 3.000%,
due 01/01/47, Federal National Mortgage Association, 1.200%
to 5.500%, due 08/16/19 to 11/01/48, Federal National
Mortgage Association Stripped Security, 0.000%, due
11/15/30, Government National Mortgage Association,
3.645%, due 01/20/43, U.S. Treasury Bills, 0.000%, due
03/26/19 to 07/11/19, U.S. Treasury Bonds, 2.500% to 7.250%,
due 08/15/22 to 08/15/48, a U.S. Treasury Inflation-Indexed
Bond, 0.875%, due 02/15/47, U.S. Treasury Inflation-Indexed
Notes, 0.375% to 1.875%, due 07/15/19 to 07/15/27, U.S.
Treasury Interest-Only Stripped Securities, 0.000%, due
05/15/19 to 05/15/48, U.S. Treasury Notes, 1.125% to 2.875%,
due 01/31/20 to 02/15/29 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 11/15/22 to 02/15/23. The
aggregate market value of the collateral, including accrued
interest, was $2,040,181,870.

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
BNP Paribas (Overnight MBS + 0.02%)
500,000,000	2.630	%(a)(d)	03/01/19	500,000,000
Maturity Value: $540,765,025
Settlement Date: 02/23/16

Collateralized by Federal Farm Credit Bank, 3.130% to 4.150%,
due 06/27/33 to 06/02/36, Federal Home Loan Bank, 4.200%,
due 06/01/33, Federal Home Loan Mortgage Corp., 0.000% to
8.000%, due 04/01/19 to 10/01/48, Federal National Mortgage
Association, 1.200% to 7.000%, due 08/16/19 to 11/01/48,
Federal National Mortgage Association Stripped Securities,
0.000%, due 05/15/22 to 05/15/29, Government National
Mortgage Association, 2.500% to 6.450%, due 12/15/26 to
12/20/48, U.S. Treasury Bills, 0.000%, due 03/28/19 to
06/20/19, U.S. Treasury Bonds, 2.750% to 6.625%, due
02/15/27 to 08/15/44, a U.S. Treasury Inflation-Indexed Note,
1.125%, due 01/15/21, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 05/15/21 to 02/15/33 and U.S.
Treasury Notes, 1.375% to 2.750%, due 06/30/20 to 08/15/21.
The aggregate market value of the collateral, including accrued interest, was $514,149,208.

550,000,000	2.630	(a)(d)	03/01/19	550,000,000
Maturity Value: $594,560,263
Settlement Date: 02/23/16

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
7.500%, due 03/01/19 to 11/01/48, Federal National Mortgage
Association, 3.000% to 9.000%, due 04/01/19 to 11/01/48,
Government National Mortgage Association, 2.500% to
9.500%, due 06/15/21 to 11/20/48, a U.S. Treasury Bill,
0.000%, due 06/20/19, a U.S. Treasury Bond, 2.875%, due
05/15/43 and U.S. Treasury Notes, 1.250% to 2.375%, due
04/30/20 to 02/29/24. The aggregate market value of the
collateral, including accrued interest, was $566,310,755.

CIBC Wood Gundy Securities
100,000,000	2.460	(d)	03/07/19	100,000,000
Maturity Value: $100,410,000
Settlement Date: 02/11/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000%,
due 10/01/33, Federal National Mortgage Association, 3.500%
to 4.000%, due 11/01/48 to 03/01/49, Government National
Mortgage Association, 4.500%, due 10/20/48 to 01/20/49 and a
U.S. Treasury Note, 2.750%, due 09/15/21. The aggregate
market value of the collateral, including accrued interest, was
$102,999,091.

300,000,000	2.460	(d)	03/07/19	300,000,000
Maturity Value: $301,926,999
Settlement Date: 01/18/19

Collateralized by U.S. Treasury Bonds, 3.125%, due 02/15/43 to
05/15/48, U.S. Treasury Inflation-Indexed Notes, 0.625% to
0.750%, due 01/15/26 to 07/15/28 and U.S. Treasury Notes,
1.875% to 3.125%, due 09/30/20 to 11/15/28. The aggregate
market value of the collateral, including accrued interest, was
$306,000,020.

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
CIBC Wood Gundy Securities – (continued)
$500,000,000	2.460	%(d)	03/07/19	$500,000,000
Maturity Value: $502,049,999
Settlement Date: 02/11/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
4.000%, due 04/01/44 to 02/01/48, Federal National Mortgage
Association, 3.500% to 4.500%, due 05/01/42 to 10/01/48,
Government National Mortgage Association, 4.500%, due
10/20/48 to 01/20/49 and a U.S. Treasury Note, 2.750%, due
09/15/21. The aggregate market value of the collateral,
including accrued interest, was $514,992,421.

300,000,000	2.480	(d)	03/07/19	300,000,000
Maturity Value: $301,798,000
Settlement Date: 01/14/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
3.500%, due 12/01/47 to 02/01/48, Federal National Mortgage
Association, 3.500% to 5.000%, due 04/01/46 to 02/01/49,
Government National Mortgage Association, 4.000% to
5.000%, due 10/20/44 to 01/20/49 and a U.S. Treasury Note,
2.750%, due 09/15/21. The aggregate market value of the
collateral, including accrued interest, was $308,995,449.

550,000,000	2.480	(d)	03/07/19	550,000,000
Maturity Value: $553,410,001
Settlement Date: 01/18/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
4.500%, due 01/01/48 to 03/01/49, Federal National Mortgage
Association, 3.500% to 4.500%, due 11/01/30 to 03/01/49,
Government National Mortgage Association, 4.500%, due
10/20/48 to 01/20/49, a U.S. Treasury Bond, 3.125%, due
05/15/48 and a U.S. Treasury Note, 2.000%, due 11/15/26. The
aggregate market value of the collateral, including accrued
interest, was $566,494,286.

Citibank N.A. (Overnight MBS + 0.01%)
1,000,000,000	2.630	(a)	03/07/19	1,000,000,000
Maturity Value: $1,009,570,284
Settlement Date: 11/01/18

Collateralized by Federal Farm Credit Bank, 2.430% to 2.779%,
due 03/23/20 to 07/19/27, Federal Home Loan Bank, 2.484% to
5.500%, due 02/25/20 to 07/15/36, Federal Home Loan
Mortgage Corp., 0.875% to 11.000%, due 03/01/19 to
07/01/48, Federal National Mortgage Association, 0.000% to
8.500%, due 03/01/19 to 03/01/49, Government National
Mortgage Association, 2.500% to 8.500%, due 05/15/24 to
01/20/49, Tennessee Valley Authority, 2.875% to 3.500%, due
09/15/24 to 12/15/42, U.S. Treasury Bills, 0.000%, due
03/19/19 to 01/30/20, U.S. Treasury Bonds, 2.250% to 8.125%,
due 08/15/19 to 05/15/47, a U.S. Treasury Floating Rate Note,
2.535%, due 01/31/21, U.S. Treasury Inflation-Indexed Bonds,
0.625% to 3.875%, due 04/15/28 to 02/15/47, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 1.875%, due 04/15/19 to
01/15/29 and U.S. Treasury Notes, 0.875% to 3.625%, due
04/30/19 to 02/15/27. The aggregate market value of the
collateral, including accrued interest, was $1,020,000,175.

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Credit Agricole Corporate and Investment Bank
3,200,000	2.350%		03/01/19	3,200,000
Maturity Value: $3,200,209

Collateralized by U.S. Treasury Bills, 0.000%, due 06/06/19 to
02/27/20, U.S. Treasury Bonds, 4.625% to 7.250%, due
08/15/22 to 02/15/40, a U.S. Treasury Inflation-Indexed Note,
0.125%, due 04/15/19 and U.S. Treasury Notes, 2.000% to
2.125%, due 01/31/21 to 02/28/21. The aggregate market value of the collateral, including accrued interest, was $3,264,073.

300,000,000	2.350		03/01/19	300,000,000
Maturity Value: $300,019,583

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125%
to 0.250%, due 04/15/20 to 07/15/26 and U.S. Treasury Notes,
2.250% to 2.750%, due 02/28/23 to 11/15/24. The aggregate
market value of the collateral, including accrued interest, was
$306,000,059.

150,000,000	2.530		03/01/19	150,000,000
Maturity Value: $150,010,542

Collateralized by U.S. Treasury Bills, 0.000%, due 03/26/19 to
02/27/20, a U.S. Treasury Floating Rate Note, 2.480%, due
07/31/19, U.S. Treasury Inflation-Indexed Notes, 0.125% to
0.375%, due 04/15/19 to 07/15/27 and U.S. Treasury Notes,
1.125% to 2.625%, due 01/31/20 to 03/31/22. The aggregate
market value of the collateral, including accrued interest, was
$153,000,024.

Daiwa Capital Markets America, Inc.
95,220,588	2.580		03/01/19	95,220,588
Maturity Value: $95,227,412
Collateralized by a U.S. Treasury Note, 2.250%, due 08/15/27. The market value of the collateral, including accrued interest, was $97,125,000.
95,656,715	2.580		03/01/19	95,656,715
Maturity Value: $95,663,570
Collateralized by a U.S. Treasury Note, 2.125%, due 09/30/24. The market value of the collateral, including accrued interest, was $97,569,849.
97,274,582	2.580		03/01/19	97,274,582
Maturity Value: $97,281,553
Collateralized by a U.S. Treasury Note, 2.125%, due 05/15/25. The market value of the collateral, including accrued interest, was $99,220,074.
109,460,782	2.580		03/01/19	109,460,782
Maturity Value: $109,468,627
Collateralized by a U.S. Treasury Note, 2.750%, due 06/30/25. The market value of the collateral, including accrued interest, was $111,649,998.
135,816,175	2.580		03/01/19	135,816,175
Maturity Value: $135,825,908
Collateralized by a U.S. Treasury Note, 2.000%, due 04/30/24. The market value of the collateral, including accrued interest, was $138,532,498.

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Daiwa Capital Markets America, Inc. – (continued)
$144,176,285	2.580%	03/01/19	$144,176,285
Maturity Value: $144,186,618
Collateralized by a U.S. Treasury Note, 2.875%, due 09/30/23. The market value of the collateral, including accrued interest, was $147,059,811.
144,485,292	2.580	03/01/19	144,485,292
Maturity Value: $144,495,647
Collateralized by a U.S. Treasury Note, 2.000%, due 02/15/23. The market value of the collateral, including accrued interest, was $147,374,998.
147,564,828	2.580	03/01/19	147,564,828
Maturity Value: $147,575,403
Collateralized by a U.S. Treasury Bond, 2.875%, due 05/15/28. The market value of the collateral, including accrued interest, was $150,516,125.
160,858,889	2.580	03/01/19	160,858,889
Maturity Value: $160,870,417
Collateralized by a U.S. Treasury Note, 2.875%, due 10/15/21. The market value of the collateral, including accrued interest, was $164,076,067.
175,794,117	2.580	03/01/19	175,794,117
Maturity Value: $175,806,716
Collateralized by a U.S. Treasury Bond, 6.500%, due 11/15/26. The market value of the collateral, including accrued interest, was $179,309,999.
250,839,091	2.580	03/01/19	250,839,091
Maturity Value: $250,857,068
Collateralized by a U.S. Treasury Note, 2.500%, due 01/15/22. The market value of the collateral, including accrued interest, was $255,855,873.
252,064,965	2.580	03/01/19	252,064,965
Maturity Value: $252,083,030
Collateralized by a U.S. Treasury Note, 2.750%, due 08/31/23. The market value of the collateral, including accrued interest, was $257,106,264.
282,103,042	2.580	03/01/19	282,103,042
Maturity Value: $282,123,259
Collateralized by a U.S. Treasury Note, 2.875%, due 10/31/23. The market value of the collateral, including accrued interest, was $287,745,103.
342,766,763	2.580	03/01/19	342,766,763
Maturity Value: $342,791,328
Collateralized by a U.S. Treasury Note, 2.375%, due 02/29/24. The market value of the collateral, including accrued interest, was $349,622,098.
370,172,000	2.580	03/01/19	370,172,000
Maturity Value: $370,198,529
Collateralized by a U.S. Treasury Bond, 2.750%, due 04/30/23. The market value of the collateral, including accrued interest, was $377,575,440.
385,467,518	2.580	03/01/19	385,467,518
Maturity Value: $385,495,143
Collateralized by a U.S. Treasury Note, 2.625%, due 12/31/25. The market value of the collateral, including accrued interest, was $393,176,868.

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Daiwa Capital Markets America, Inc. – (continued)
389,044,112	2.580	03/01/19	389,044,112
Maturity Value: $389,071,993
Collateralized by a U.S. Treasury Note, 2.250%, due 11/15/27. The market value of the collateral, including accrued interest, was $396,824,994.
439,647,051	2.580	03/01/19	439,647,051
Maturity Value: $439,678,559
Collateralized by a U.S. Treasury Note, 2.625%, due 12/15/21. The market value of the collateral, including accrued interest, was $448,439,992.
481,587,205	2.580	03/01/19	481,587,205
Maturity Value: $481,621,719
Collateralized by a U.S. Treasury Note, 2.875%, due 11/30/23. The market value of the collateral, including accrued interest, was $491,218,949.

Deutsche Bank Securities, Inc.
400,000,000	2.620	03/01/19	400,000,000
Maturity Value: $400,029,111

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
5.000%, due 01/01/27 to 02/01/49 and U.S. Treasury Notes,
2.250% to 2.625%, due 03/31/21 to 02/15/29. The aggregate
market value of the collateral, including accrued interest, was
$409,132,378.

Federal Reserve Bank of New York
350,000,000	2.250	03/01/19	350,000,000
Maturity Value: $350,021,875
Collateralized by U.S. Treasury Notes, 2.000% to 2.750%, due 11/30/22 to 08/31/25. The aggregate market value of the collateral, including accrued interest, was $350,021,884.

Fixed Income Clearing Corp.
115,000,000	2.360	03/01/19	115,000,000
Maturity Value: $115,007,539
Collateralized by a U.S. Treasury Bill, 0.000%, due 02/27/20 and a U.S. Treasury Note, 1.375%, due 01/31/21. The aggregate market value of the collateral, including accrued interest, was $117,300,072.
500,000,000	2.400	03/01/19	500,000,000
Maturity Value: $500,033,333
Collateralized by a U.S. Treasury Bill, 0.000%, due 02/27/20. The market value of the collateral, including accrued interest, was $510,000,009.
9,500,000,000	2.550	03/01/19	9,500,000,000
Maturity Value: $9,500,672,917

Collateralized by U.S. Treasury Bonds, 3.125% to 3.750%, due
11/15/43 to 08/15/44 and U.S. Treasury Notes, 2.750% to
3.375%, due 11/15/19 to 07/31/25. The aggregate market value of the collateral, including accrued interest, was
$9,690,000,058.

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
HSBC Bank PLC
$2,100,000,000	2.570%		03/01/19	$2,100,000,000
Maturity Value: $2,100,149,917

Collateralized by U.S. Treasury Bonds, 0.750% to 8.000%, due
11/15/21 to 05/15/47 and U.S. Treasury Notes, 1.125% to
3.625%, due 04/30/19 to 08/15/27. The aggregate market value of the collateral, including accrued interest, was
$2,142,000,006.

HSBC Securities (USA), Inc.
1,000,000,000	2.580		03/01/19	1,000,000,000
Maturity Value: $1,000,071,667

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
5.000%, due 07/01/28 to 01/01/49, Federal National Mortgage
Association, 2.125%, due 04/24/26, Federal National Mortgage
Association Stripped Securities, 0.000%, due 07/15/20 to
11/15/28, Government National Mortgage Association, 3.000%
to 5.000%, due 10/20/39 to 02/20/49, a U.S. Treasury Inflation-
Indexed Bond, 2.375%, due 01/15/25, a U.S. Treasury
Inflation-Indexed Note, 0.375%, due 07/15/27, U.S. Treasury
Interest-Only Stripped Securities, 0.000%, due 02/15/21 to
02/15/45, U.S. Treasury Notes, 2.125% to 2.750%, due
05/31/23 to 07/31/24 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 11/15/22 to 11/15/39. The
aggregate market value of the collateral, including accrued
interest, was $1,026,875,282.

HSBC Securities (USA), Inc. (Overnight MBS + 0.01%)
500,000,000	2.590	(a)	03/07/19	500,000,000
Maturity Value: $504,244,720
Settlement Date: 11/14/18

Collateralized by Federal Home Loan Mortgage Corp. Stripped
Securities, 0.000%, due 03/15/21 to 09/15/26, Government
National Mortgage Association, 3.500%, due 10/20/43 and U.S.
Treasury Interest-Only Stripped Securities, 0.000%, due
11/15/20 to 08/15/40. The aggregate market value of the
collateral, including accrued interest, was $511,187,505.

1,000,000,000	2.590	(a)	03/07/19	1,000,000,000
Maturity Value: $1,009,496,661
Settlement Date: 10/31/18

Collateralized by Federal Farm Credit Bank, 1.440% to 2.700%,
due 10/21/19 to 02/23/21, Federal Farm Credit Bank discount
note, 0.000%, due 09/16/19, Federal Home Loan Bank, 0.000%
to 2.750%, due 06/14/19 to 03/10/23, Federal Home Loan
Mortgage Corp., 0.000% to 5.000%, due 05/30/19 to 01/01/49,
Federal Home Loan Mortgage Corp. Stripped Securities,
0.000%, due 03/15/19 to 07/15/31, Federal National Mortgage
Association, 1.000% to 7.125%, due 06/13/19 to 11/15/30,
Federal National Mortgage Association Stripped Securities,
0.000%, due 05/15/19 to 11/15/30, Tennessee Valley
Authority, 0.000% to 3.500%, due 01/15/37 to 12/15/42, a U.S.
Treasury Bill, 0.000%, due 08/29/19 and U.S. Treasury
Interest-Only Stripped Securities, 0.000%, due 02/15/38 to
11/15/42. The aggregate market value of the collateral,
including accrued interest, was $1,022,694,217.

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
ING Financial Markets LLC
37,000,000	2.410		03/01/19	37,000,000
Maturity Value: $37,002,477

Collateralized by U.S. Treasury Bills, 0.000%, due 07/05/19 to
01/02/20, U.S. Treasury Bonds, 2.750% to 6.625%, due
02/15/27 to 02/15/49 and U.S. Treasury Notes, 1.000% to
3.125%, due 06/30/19 to 02/15/29. The aggregate market value of the collateral, including accrued interest, was $37,740,021.

200,000,000	2.580		03/01/19	200,000,000
Maturity Value: $200,014,333

Collateralized by Federal Home Loan Mortgage Corp., 2.437% to
4.777%, due 08/01/37 to 10/01/46, Federal National Mortgage
Association, 2.389% to 6.000%, due 05/01/23 to 02/01/49, U.S.
Treasury Bills, 0.000%, due 08/15/19 to 01/02/20 and a U.S.
Treasury Note, 2.500%, due 02/28/26. The aggregate market
value of the collateral, including accrued interest, was
$204,000,041.

300,000,000	2.490		03/11/19	300,000,000
Maturity Value: $301,888,250
Settlement Date: 12/10/18

Collateralized by Federal Home Loan Mortgage Corp., 2.245% to
7.000%, due 07/01/25 to 08/01/48, Federal National Mortgage
Association, 2.500% to 7.000%, due 01/01/24 to 02/01/49, U.S.
Treasury Bills, 0.000%, due 08/15/19 to 01/02/20 and a U.S.
Treasury Bond, 3.125%, due 08/15/44. The aggregate market
value of the collateral, including accrued interest, was
$306,000,014.

300,000,000	2.490		03/12/19	300,000,000
Maturity Value: $301,888,250
Settlement Date: 12/11/18

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
6.000%, due 12/01/26 to 08/01/48, Federal National Mortgage
Association, 2.500% to 6.000%, due 07/01/24 to 01/01/57, U.S.
Treasury Bills, 0.000%, due 08/15/19 to 01/02/20 and a U.S.
Treasury Bond, 3.125%, due 08/15/44. The aggregate market
value of the collateral, including accrued interest, was
$306,000,007.

300,000,000	2.510		03/22/19	300,000,000
Maturity Value: $301,924,333
Settlement Date: 12/20/18

Collateralized by Federal Home Loan Mortgage Corp., 2.245% to
4.910%, due 10/01/29 to 11/01/48, Federal National Mortgage
Association, 2.500% to 7.000%, due 09/01/23 to 02/01/49 and
U.S. Treasury Bills, 0.000%, due 08/15/19 to 01/02/20. The
aggregate market value of the collateral, including accrued
interest, was $306,000,014.

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
ING Financial Markets LLC – (continued)
$400,000,000	2.510%		03/22/19	$400,000,000
Maturity Value: $402,565,778
Settlement Date: 12/20/18

Collateralized by Federal Home Loan Mortgage Corp., 2.118% to
5.000%, due 11/01/26 to 01/01/49, Federal National Mortgage
Association, 2.310% to 6.500%, due 05/01/21 to 01/01/57, U.S.
Treasury Bills, 0.000%, due 08/15/19 to 01/02/20, a U.S.
Treasury Bond, 3.125%, due 08/15/44 and U.S. Treasury
Notes, 1.500% to 2.000%, due 08/15/25 to 08/15/26. The
aggregate market value of the collateral, including accrued
interest, was $816,000,033.

400,000,000	2.510		03/22/19	400,000,000
Maturity Value: $402,565,778
Settlement Date: 12/20/18

Collateralized by Federal Home Loan Mortgage Corp., 2.118% to
5.000%, due 11/01/26 to 01/01/49, Federal National Mortgage
Association, 2.310% to 6.500%, due 05/01/21 to 01/01/57, U.S.
Treasury Bills, 0.000%, due 08/15/19 to 01/02/20, a U.S.
Treasury Bond, 3.125%, due 08/15/44 and U.S. Treasury
Notes, 1.500% to 2.000%, due 08/15/25 to 08/15/26. The
aggregate market value of the collateral, including accrued
interest, was $816,000,033.

J.P. Morgan Securities LLC
1,000,000,000	2.600		03/01/19	1,000,000,000
Maturity Value: $1,000,072,222

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
7.500%, due 07/16/21 to 02/01/49, Federal National Mortgage
Association, 2.500% to 5.000%, due 06/01/27 to 01/01/58 and
Government National Mortgage Association, 3.000% to
7.500%, due 12/20/30 to 02/20/49. The aggregate market value of the collateral, including accrued interest, was
$1,029,159,119.

Joint Repurchase Agreement Account I
1,200,000,000	2.589		03/01/19	1,200,000,000
Maturity Value: $1,200,086,303

Joint Repurchase Agreement Account III
3,939,800,000	2.595		03/01/19	3,939,800,000
Maturity Value: $3,940,083,987

Merrill Lynch, Pierce, Fenner & Smith, Inc.
400,000,000	2.500		03/01/19	400,000,000
Maturity Value: $400,027,778

Collateralized by a U.S. Treasury Interest-Only Stripped Security,
0.000%, due 11/15/24 and U.S. Treasury Notes, 1.750%, due
10/31/20 to 04/30/22. The aggregate market value of the
collateral, including accrued interest, was $408,000,001.

155,100,000	2.570		03/01/19	155,100,000
Maturity Value: $155,111,072
Collateralized by Government National Mortgage Association, 3.500% to 4.000%, due 04/20/47 to 06/20/47. The aggregate market value of the collateral, including accrued interest, was $159,753,000.

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Merrill Lynch, Pierce, Fenner& Smith, Inc. – (continued)
231,700,000	2.570%		03/01/19	231,700,000
Maturity Value: $231,716,541
Collateralized by Government National Mortgage Association, 4.000%, due 06/20/47. The market value of the collateral, including accrued interest, was $238,651,000.

Mizuho Securities USA LLC
350,000,000	2.570		03/01/19	350,000,000
Maturity Value: $350,024,986

Collateralized by Federal Home Loan Mortgage Corp., 4.000%,
due 11/01/48 to 01/01/49, Federal National Mortgage
Association, 4.000% to 5.000%, due 05/01/48 to 02/01/49 and
Government National Mortgage Association, 4.500%, due
05/15/46 to 08/20/48. The aggregate market value of the
collateral, including accrued interest, was $360,499,999.

MUFG Securities Americas Inc.
300,000,000	2.570		03/01/19	300,000,000
Maturity Value: $300,021,417

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
5.500%, due 09/01/27 to 02/01/49, Federal Home Loan
Mortgage Corp. Stripped Security, 0.000%, due 03/15/29 and
Federal National Mortgage Association Stripped Security,
0.000%, due 07/15/29. The aggregate market value of the
collateral, including accrued interest, was $308,948,448.

MUFG Securities Americas Inc. (Overnight MBS + 0.09%)
250,000,000	2.660	(a)	04/04/19	250,000,000
Maturity Value: $252,438,334
Settlement Date: 11/28/18
Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.000%, due 06/01/25 to 02/01/49. The aggregate market value of the collateral, including accrued interest, was $257,499,998.
500,000,000	2.660	(a)	04/04/19	500,000,000
Maturity Value: $506,613,057
Settlement Date: 10/12/18

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
5.000%, due 11/01/26 to 12/01/48, Federal National Mortgage
Association Stripped Security, 0.000%, due 05/15/30 and
Tennessee Valley Authority, 4.625% to 5.375%, due 04/01/56
to 09/15/60. The aggregate market value of the collateral,
including accrued interest, was $514,450,042.

MUFG Securities Americas Inc. (Overnight Treasury + 0.02%)
525,000,000	2.570	(a)	03/07/19	525,000,000
Maturity Value: $527,286,229
Settlement Date: 01/10/19

Collateralized by a U.S. Treasury Bond, 8.750%, due 05/15/20,
U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.375%, due
04/15/19 to 01/15/20 and U.S. Treasury Notes, 0.875% to
2.625%, due 03/31/19 to 06/30/22. The aggregate market value of the collateral, including accrued interest, was $535,500,054.

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Natixis-New York Branch
$1,500,000,000	2.570%	03/01/19	$1,500,000,000
Maturity Value: $1,500,107,083

Collateralized by Federal Farm Credit Bank, 2.900%, due
06/28/32, Federal Home Loan Bank, 3.930%, due 07/11/33,
Federal Home Loan Mortgage Corp. Stripped Security,
0.000%, due 03/15/31, Federal National Mortgage Association,
4.000%, due 02/01/49, U.S. Treasury Bills, 0.000%, due
05/09/19 to 02/27/20, U.S. Treasury Bonds, 2.500% to 8.750%,
due 05/15/20 to 08/15/47, U.S. Treasury Inflation-Indexed
Bonds, 0.750% to 3.375%, due 01/15/27 to 02/15/45, U.S.
Treasury Inflation-Indexed Notes, 0.125% to 1.375%, due
04/15/19 to 07/15/28 and U.S. Treasury Notes, 1.250% to
3.000%, due 04/30/19 to 02/15/29. The aggregate market value of the collateral, including accrued interest, was
$1,530,000,037.

Nomura Securities International, Inc.
1,200,000,000	2.590	03/01/19	1,200,000,000
Maturity Value: $1,200,086,333

Collateralized by Federal Farm Credit Bank, 2.540%, due
10/24/30, Federal Home Loan Mortgage Corp., 2.500% to
7.500%, due 03/01/21 to 03/01/49, Federal National Mortgage
Association, 2.000% to 7.000%, due 08/01/19 to 02/01/52,
Government National Mortgage Association, 2.500% to
9.000%, due 12/15/22 to 02/20/49, Tennessee Valley
Authority, 0.000% to 6.150%, due 01/15/38 to 12/15/42 and a
U.S. Treasury Principal-Only Stripped Security, 0.000%, due
11/15/43. The aggregate market value of the collateral,
including accrued interest, was $1,235,861,561.

Norinchukin Bank
215,000,000	2.490	03/07/19	215,000,000
Maturity Value: $216,695,275
Settlement Date: 11/13/18

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.375%
to 1.125%, due 01/15/21 to 01/15/27 and U.S. Treasury Notes,
2.000% to 3.375%, due 11/15/19 to 11/15/26. The aggregate
market value of the collateral, including accrued interest, was
$219,300,024.

640,000,000	2.520	03/15/19	640,000,000
Maturity Value: $644,121,600
Settlement Date: 12/13/18

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29,
U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due
01/15/21 to 01/15/27 and a U.S. Treasury Note, 2.000%, due
11/15/26. The aggregate market value of the collateral,
including accrued interest, was $652,800,087.

Northwestern Mutual Life Insurance Company
148,275,000	2.590	03/01/19	148,275,000
Maturity Value: $148,285,668
Collateralized by a U.S. Treasury Note, 2.375%, due 03/15/21. The market value of the collateral, including accrued interest, was $151,240,500.
778,000,000	2.590	03/01/19	778,000,000
Maturity Value: $778,055,973
Collateralized by a U.S. Treasury Note, 1.750%, due 11/15/20. The market value of the collateral, including accrued interest, was $793,560,000.

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Prudential Insurance Company of America (The)
15,793,750	2.580	03/01/19	15,793,750
Maturity Value: $15,794,882
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/43. The market value of the collateral, including accrued interest, was $16,109,625.
16,468,750	2.580	03/01/19	16,468,750
Maturity Value: $16,469,930
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/32. The market value of the collateral, including accrued interest, was $16,798,125.
18,067,500	2.580	03/01/19	18,067,500
Maturity Value: $18,068,795
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/38. The market value of the collateral, including accrued interest, was $18,428,850.
18,812,500	2.580	03/01/19	18,812,500
Maturity Value: $18,813,848
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/39. The market value of the collateral, including accrued interest, was $19,188,750.
23,275,000	2.580	03/01/19	23,275,000
Maturity Value: $23,276,668
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/35. The market value of the collateral, including accrued interest, was $23,740,500.
26,268,750	2.580	03/01/19	26,268,750
Maturity Value: $26,270,633
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/36. The market value of the collateral, including accrued interest, was $26,794,125.
66,187,500	2.580	03/01/19	66,187,500
Maturity Value: $66,192,243
Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45. The market value of the collateral, including accrued interest, was $67,511,250.
72,562,500	2.580	03/01/19	72,562,500
Maturity Value: $72,567,700
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/41. The market value of the collateral, including accrued interest, was $74,013,750.
156,750,000	2.580	03/01/19	156,750,000
Maturity Value: $156,761,234
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/27. The market value of the collateral, including accrued interest, was $159,885,000.
189,750,000	2.580	03/01/19	189,750,000
Maturity Value: $189,763,599
Collateralized by a U.S. Treasury Bond, 2.875%, due 08/15/45. The market value of the collateral, including accrued interest, was $193,545,000.

The accompanying notes are an integral part of these financial statements.	19

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
RBC Capital Markets LLC
$250,000,000	2.480	%(d)	03/07/19	$250,000,000
Maturity Value: $251,550,000
Settlement Date: 01/22/19

Collateralized by a U.S. Treasury Bond, 2.875%, due 11/15/46
and U.S. Treasury Notes, 1.625% to 2.000%, due 07/31/20 to
11/30/20. The aggregate market value of the collateral,
including accrued interest, was $255,000,001.

Royal Bank of Canada-New York Branch
2,000,000,000	2.550		03/01/19	2,000,000,000
Maturity Value: $2,000,141,667

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
5.000%, due 11/01/31 to 01/01/49, Federal National Mortgage
Association, 2.000% to 7.000%, due 08/01/27 to 06/01/56 and
Government National Mortgage Association, 4.500% to
5.000%, due 07/15/48 to 02/20/49. The aggregate market value of the collateral, including accrued interest, was
$2,039,999,998.

858,000,000	2.460	(d)	03/07/19	858,000,000
Maturity Value: $863,276,697
Settlement Date: 01/04/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
4.500%, due 02/01/29 to 01/01/49, Federal National Mortgage
Association, 3.000% to 5.000%, due 11/01/32 to 02/01/49 and
Government National Mortgage Association, 5.000% to
5.500%, due 07/15/48 to 01/20/49. The aggregate market value of the collateral, including accrued interest, was $875,160,000.

1,500,000,000	2.460	(d)	03/07/19	1,500,000,000
Maturity Value: $1,509,224,995
Settlement Date: 12/13/18

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
6.000%, due 02/01/26 to 02/01/49, Federal National Mortgage
Association, 2.500% to 6.500%, due 12/01/25 to 01/01/49 and
Government National Mortgage Association, 4.000% to
6.000%, due 01/20/43 to 02/20/49. The aggregate market value of the collateral, including accrued interest, was
$1,529,999,994.

500,000,000	2.470	(d)	03/07/19	500,000,000
Maturity Value: $503,087,500
Settlement Date: 01/10/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
4.500%, due 11/01/26 to 01/01/49, Federal National Mortgage
Association, 3.000% to 6.000%, due 01/01/30 to 02/01/57 and
Government National Mortgage Association, 5.000%, due
02/15/49. The aggregate market value of the collateral,
including accrued interest, was $510,000,001.

850,000,000	2.470	(d)	03/07/19	850,000,000
Maturity Value: $855,307,069
Settlement Date: 01/28/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
4.500%, due 12/01/28 to 10/01/48, Federal National Mortgage
Association, 3.000% to 5.000%, due 06/01/30 to 07/01/55 and
Government National Mortgage Association, 3.500% to
6.000%, due 07/20/43 to 02/20/49. The aggregate market value of the collateral, including accrued interest, was $866,999,993.

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Royal Bank of Canada-New York Branch – (continued)
850,000,000	2.480	%(d)	03/07/19	850,000,000
Maturity Value: $855,270,001
Settlement Date: 01/22/19

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
5.000%, due 11/01/27 to 02/01/49, Federal National Mortgage
Association, 3.000% to 7.000%, due 08/01/25 to 06/01/51 and
Government National Mortgage Association, 3.500% to
6.000%, due 02/20/40 to 02/20/49. The aggregate market value of the collateral, including accrued interest, was $867,000,004.

1,000,000,000	2.470		04/16/19	1,000,000,000
Maturity Value: $1,003,224,722

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
4.500%, due 03/01/33 to 12/01/48, Federal National Mortgage
Association, 3.000% to 4.500%, due 02/01/27 to 02/01/56 and
Government National Mortgage Association, 4.500% to
5.000%, due 10/20/48 to 02/20/49. The aggregate market value of the collateral, including accrued interest, was
$1,020,000,001.

Sumitomo Mitsui Banking Corp.
3,000,000,000	2.600		03/01/19	3,000,000,000
Maturity Value: $3,000,216,667

Collateralized by Federal Home Loan Mortgage Corp., 3.500%,
due 05/01/47, Federal National Mortgage Association, 3.500%
to 4.000%, due 12/01/48 to 03/01/49 and Government National
Mortgage Association, 3.500% to 4.000%, due 03/20/46 to
02/20/48. The aggregate market value of the collateral,
including accrued interest, was $3,090,223,166.

Wells Fargo Securities LLC
300,000,000	2.520		03/01/19	300,000,000
Maturity Value: $300,021,000

Collateralized by U.S. Treasury Bonds, 2.250% to 2.875%, due
02/15/46 to 11/15/46, a U.S. Treasury Inflation-Indexed Note,
1.125%, due 01/15/21 and U.S. Treasury Notes, 1.125% to
3.500%, due 07/31/19 to 08/15/27. The aggregate market value of the collateral, including accrued interest, was $306,000,075.

250,000,000	2.570		03/01/19	250,000,000
Maturity Value: $250,017,847

Collateralized by a U.S. Treasury Bill, 0.000%, due 01/30/20,
U.S. Treasury Bonds, 2.750% to 2.875%, due 11/15/42 to
11/15/46, U.S. Treasury Inflation-Indexed Bonds, 0.750% to
1.000%, due 02/15/45 to 02/15/49 and U.S. Treasury Notes,
1.250% to 2.250%, due 10/31/21 to 11/15/27. The aggregate
market value of the collateral, including accrued interest, was
$255,000,010.

TOTAL REPURCHASE AGREEMENTS- UNAFFILIATED ISSUERS				$59,755,011,250

20	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements-Affiliated Issuers(c) – 0.6%
Goldman Sachs & Co.
$650,000,000	2.200%	03/01/19	$650,000,000
Maturity Value: $650,039,722

Collateralized by U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 11/15/33 to 08/15/36, U.S. Treasury Notes,
1.750% to 3.000%, due 05/15/22 to 08/15/28 and a U.S.
Treasury Principal-Only Stripped Security, 0.000%, due
02/15/27. The aggregate market value of the collateral,
including accrued interest, was $663,000,036.

TOTAL INVESTMENTS – 101.5%			$101,868,978,908

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%			(1,462,929,115)

NET ASSETS – 100.0%			$100,406,049,793

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2019.

(b)	All or a portion represents a forward commitment.

(c)	Unless noted, all repurchase agreements were entered into on February 28, 2019. Additional information on Joint Repurchase Agreement Accounts I and III appear on pages 38 and 39.

(d)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
LIBOR	—London Interbank Offered Rates
MMY	—Money Market Yield
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	21

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – 28.7%
Albion Capital LLC
$150,000,000	2.516%		03/01/19	$149,990,053
24,255,000	2.570		03/28/19	24,208,649
89,386,000	2.653		05/15/19	88,906,504
Alpine Securitization LLC
42,150,000	2.860	(a)	05/09/19	42,171,752
Antalis S.A.
15,552,000	2.806		04/10/19	15,507,614
Atlantic Asset Securitization LLC
39,000,000	2.871		03/11/19	38,970,804
46,000,000	2.911		03/21/19	45,933,775
Banque et Caisse d’Epargne de l’Etat
34,000,000	2.696		05/07/19	33,835,527
50,000,000	2.662		07/01/19	49,546,609
Barclays US CCP Funding LLC
25,000,000	2.900		03/05/19	24,991,656
20,000,000	2.910		03/07/19	19,990,628
35,000,000	2.709		03/26/19	34,937,943
Barton Capital S.A.
30,300,000	2.674		05/08/19	30,148,366
Bedford Row Funding Corp.
8,000,000	3.103		10/16/19	7,862,000
CAFCO, LLC
21,000,000	3.015		07/01/19	20,816,894
72,000,000	2.818		08/01/19	71,208,132
Cancara Asset Securitisation LLC
20,000,000	2.903		03/22/19	19,969,823
25,000,000	2.994		05/14/19	24,865,886
16,980,000	3.005		05/28/19	16,870,940
Chariot Funding LLC
55,000,000	2.900		05/02/19	54,754,755
15,000,000	3.057		06/17/19	14,884,823
50,000,000	3.037		07/08/19	49,540,847
China Construction Bank Corp.
18,150,000	3.044		04/08/19	18,099,743
18,000,000	2.962		04/15/19	17,940,568
23,000,000	2.962		04/16/19	22,922,288
CNPC Finance (HK) Ltd.
22,000,000	2.968		03/14/19	21,977,875
Coca-Cola Company (The)
50,000,000	2.794		01/13/20	48,778,939
30,000,000	2.822		02/11/20	29,192,640
Collateralized Commercial Paper Flex Co., LLC
43,100,000	3.059		10/15/19	42,358,661
Collateralized Commercial Paper II Co., LLC
66,000,000	2.984		07/08/19	65,388,198
40,000,000	3.191		10/22/19	39,286,493
16,455,000	3.309		11/25/19	16,114,382
CRC Funding, LLC
25,000,000	3.015		07/01/19	24,779,539
Dexia Credit Local-New York Branch
70,000,000	2.644		05/07/19	69,673,014
60,000,000	2.866		10/10/19	59,035,307
District of Columbia Water & Sewer Authority Public Utility Systems
29,200,000	2.530		03/19/19	29,198,213

Commercial Paper and Corporate Obligations – (continued)
DNB Bank ASA
150,000,000	2.434		03/06/19	149,940,700
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
33,200,000	2.756		04/10/19	33,106,909
25,000,000	2.756		04/11/19	24,928,133
Fairway Finance Company LLC
3,000,000	2.846		03/14/19	2,997,132
42,200,000	2.760		04/18/19	42,053,991
Federation des caisses Desjardins du Quebec
45,400,000	2.803		02/25/20	44,159,173
First Abu Dhabi Bank P.J.S.C.
30,000,000	2.736		05/06/19	29,849,306
50,000,000	2.736		05/08/19	49,741,059
70,000,000	2.762		06/05/19	69,483,394
Gotham Funding Corp.
25,000,000	2.859		04/08/19	24,932,264
Industrial & Commercial Bank of China Ltd.-New York Branch
62,550,000	3.066		04/15/19	62,344,353
J.P. Morgan Securities LLC
32,000,000	2.992		06/03/19	31,775,631
45,000,000	3.012		08/01/19	44,483,522
25,000,000	3.058		09/27/19	24,599,393
Liberty Street Funding LLC
30,000,000	2.859		04/04/19	29,927,317
25,000,000	2.659		06/11/19	24,816,173
LMA-Americas LLC
22,000,000	2.899		03/07/19	21,989,648
19,000,000	2.807		04/18/19	18,935,244
Longship Funding LLC
37,000,000	2.592		04/02/19	36,912,631
23,850,000	2.617		04/24/19	23,751,874
Macquarie Bank Ltd.
18,800,000	2.808		04/15/19	18,739,296
Manhattan Asset Funding Company LLC
14,200,000	2.498		03/21/19	14,179,556
10,000,000	2.669		03/22/19	9,984,912
Matchpoint Finance PLC
9,250,000	2.516		03/07/19	9,245,468
20,000,000	2.807		04/18/19	19,929,114
40,000,000	3.029		05/20/19	39,760,150
32,750,000	2.622		05/21/19	32,551,049
20,000,000	3.057		06/03/19	19,858,186
40,000,000	2.669		06/11/19	39,691,343
Mercy Health
28,000,000	2.662		03/18/19	27,965,938
Metlife Short Term Funding LLC
7,000,000	2.728		07/08/19	6,934,708
30,000,000	2.817		07/23/19	29,685,471
45,950,000	2.816		07/24/19	45,464,551
Mitsubishi UFJ Trust and Banking Corp.
20,000,000	2.777		04/16/19	19,934,539
National Securities Clearing Corp.
60,000,000	3.017		10/01/19	59,043,608
58,000,000	3.245		12/13/19	56,723,536
21,000,000	3.137		01/02/20	20,501,605
Natixis-New York Branch
20,000,000	2.835		09/03/19	19,729,266

22	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – (continued)
Nederlandse Waterschapsbank N.V.
$50,000,000	2.445	%(b)	03/08/19	$49,972,934
Nieuw Amsterdam Receivables Corp.
38,000,000	2.617		04/03/19	37,912,180
30,000,000	2.562		04/08/19	29,919,757
20,715,000	2.562	(b)	04/09/19	20,658,080
Nordea Bank AB
60,000,000	2.617		05/13/19	59,690,063
Old Line Funding Corp.
12,250,000	2.889		05/02/19	12,195,742
51,500,000	3.057		06/17/19	51,103,001
Ridgefield Funding Company LLC
25,000,000	2.828		04/16/19	24,917,750
25,000,000	3.089		06/10/19	24,817,392
28,000,000	3.015		07/08/19	27,736,808
20,000,000	3.090		07/08/19	19,812,005
Skandinaviska Enskilda Banken AB
65,000,000	2.742		11/13/19	63,767,871
State of the Netherlands (The)
200,000,000	2.455	(b)	03/07/19	199,905,112
Sumitomo Mitsui Banking Corp.
50,000,000	2.866		05/13/19	49,739,664
15,000,000	2.618		06/24/19	14,875,445
Sumitomo Mitsui Trust Bank, Ltd.-Singapore Branch
50,000,000	2.907		05/03/19	49,773,600
Swedbank AB
40,000,000	2.814		05/08/19	39,812,933
45,000,000	2.763		05/16/19	44,762,551
Thunder Bay Funding, LLC
33,300,000	3.057		06/17/19	33,042,090
80,200,000	3.046		06/26/19	79,522,826
Toronto-Dominion Bank (The)
36,650,000	3.136		10/18/19	36,036,618
Versailles Commercial Paper LLC
50,000,000	2.619		05/09/19	49,750,820
Victory Receivables Corp.
25,000,000	2.541		04/01/19	24,944,778

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS
(Cost $3,708,514,896)				$3,709,980,003

Certificate of Deposit – 0.5%
Branch Banking and Trust Company
$70,000,000	2.410%		03/05/19	$69,999,997
(Cost $70,000,000)

Certificates of Deposit-Eurodollar – 7.8%
ABN AMRO Bank NV
$60,000,000	2.840%		03/01/19	$59,995,895
Credit Industriel et Commercial
80,000,000	2.900		08/01/19	79,121,014
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
45,000,000	2.595		06/28/19	44,611,140

Certificates of Deposit-Eurodollar – (continued)
Euroclear Bank
28,000,000	2.630		05/07/19	27,860,827
2,000,000	2.720		07/08/19	1,981,007
100,000,000	2.750		10/15/19	98,285,070
7,000,000	2.790		11/05/19	6,868,591
50,000,000	2.900		11/05/19	49,061,361
KBC Bank NV
55,000,000	2.750		04/25/19	55,014,172
85,000,000	2.680		05/13/19	85,015,768
45,500,000	2.620		07/01/19	45,500,764
80,000,000	2.770		07/01/19	80,040,520
Mitsubishi UFJ Trust and Banking Corp.
25,000,000	2.705		05/07/19	24,878,384
Mizuho Bank, Ltd.-London Branch
30,000,000	2.720		04/30/19	29,871,739
Norinchukin Bank (The)-London Branch
85,000,000	2.660		05/13/19	84,549,520
Sumitomo Mitsui Trust Bank Ltd.
30,000,000	2.895		05/10/19	29,850,583
30,000,000	2.795		05/24/19	29,819,616
40,000,000	2.835		07/31/19	39,560,835
40,000,000	2.835		08/07/19	39,540,105
Toronto-Dominion Bank (The)-London Branch
100,000,000	2.430		03/06/19	99,948,891

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR
(Cost $1,011,091,261)				$1,011,375,802

Certificates of Deposit-Yankeedollar – 2.9%
Banco Del Estado De Chile
$25,000,000	2.970%		08/09/19	$25,032,673
Mizuho Bank, Ltd.-New York Branch
50,000,000	2.710		09/20/19	50,009,711
MUFG Bank, Ltd.
50,000,000	2.840		02/24/20	50,030,090
National Bank of Kuwait S.A.K.P
20,000,000	2.800		03/01/19	20,000,190
23,000,000	3.000		03/15/19	23,004,670
10,000,000	3.050		04/23/19	10,005,905
28,800,000	2.850		04/29/19	28,808,778
40,000,000	2.900		05/20/19	40,014,361
Natixis-New York Branch
48,350,000	2.900		08/12/19	48,413,497
Standard Chartered Bank-New York Branch
50,000,000	2.840		04/12/19	50,020,528
Sumitomo Mitsui Banking Corp.
30,000,000	2.050		05/03/19	29,976,187

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR
(Cost $375,109,668)				$375,316,590

Fixed Rate Municipal Debt Obligations – 2.4%
Australia & New Zealand Banking Group Ltd.
$18,000,000	2.250%		06/13/19	$17,976,546
Banque Federative du Credit Mutuel
16,668,000	2.000	(a)	04/12/19	16,656,558

The accompanying notes are an integral part of these financial statements.	23

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Fixed Rate Municipal Debt Obligations – (continued)
Cooperatieve Rabobank UA
$10,000,000	2.250%		01/14/20	$9,954,600
Credit Agricole S.A.
7,850,000	2.500	(a)	04/15/19	7,847,516
Credit Suisse AG-New York Branch
70,563,000	2.300		05/28/19	70,503,021
ING Bank NV
4,500,000	2.500	(a)	10/01/19	4,489,527
MUFG Bank, Ltd.
35,000,000	2.350	(a)	09/08/19	34,910,852
Nordea Bank AB
15,190,000	1.625	(a)	09/30/19	15,082,475
PACCAR Financial Corp.
12,000,000	1.950		02/27/20	11,904,151
Sumitomo Mitsui Banking Corp.
6,595,000	2.450	(b)	01/16/20	6,569,793
32,491,000	2.514		01/17/20	32,382,318
Wells Fargo Bank N.A.
47,530,000	2.400		01/15/20	47,347,986
Westpac Banking Corp.
30,000,000	1.600		08/19/19	29,850,830

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS
(Cost $305,324,815)				$305,476,173

Time Deposit – 3.3%
Credit Industriel et Commercial
$200,000,000	2.450%		03/01/19	$199,996,732
Skandinaviska Enskilda Banken AB
28,900,000	2.380		03/01/19	28,900,000
Standard Chartered Bank-London Branch
200,000,000	2.430		03/01/19	199,996,622

TOTAL TIME DEPOSIT
(Cost $428,900,000)				$428,893,354

Variable Rate Municipal Debt Obligations(c) – 2.0%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$15,000,000	2.420%		03/07/19	$15,000,000
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(a)
66,500,000	2.500		03/01/19	66,500,000
BlackRock MuniVest Fund II, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(a)
4,950,000	2.500		03/01/19	4,950,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)(a)
29,110,000	2.500		03/01/19	29,110,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
62,500,000	2.440		03/07/19	62,500,000
Regents of the University of California VRDN RB Taxable Series 2011 Z-1
54,925,000	2.380		03/07/19	54,925,000

Variable Rate Municipal Debt Obligations(c) – (continued)
Triborough Bridge & Tunnel Authority VRDN RB Refunding for Metropolitan Transportation Authority Bridges & Tunnels Series 2018E (Bank of America N.A., LOC)
24,000,000	2.420		03/07/19	24,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS
(Cost $256,985,000)				$256,985,000

Variable Rate Obligations(d) – 23.0%
ASB Finance Limited-London Branch (1 Mo. LIBOR + 0.31%)
$50,000,000	2.803	%(a)	06/28/19	$50,033,318
Banco Del Estado De Chile (3 Mo. LIBOR + 0.20%)
35,000,000	2.868		06/07/19	35,011,065
Banco Del Estado De Chile (3 Mo. LIBOR + 0.07%)
24,000,000	2.860		03/21/19	23,999,768
Banco Del Estado De Chile (3 Mo. LIBOR + 0.08%)
19,000,000	2.851		07/25/19	18,999,895
Bank of Montreal (3 Mo. LIBOR + 0.33%)
27,000,000	3.106		06/12/19	27,024,038
Bank of Montreal (3 Mo. LIBOR + 0.21%)
57,000,000	2.946		11/01/19	57,070,463
Bank of Montreal (1 Mo. LIBOR + 0.40%)
70,150,000	2.917		12/10/19	70,285,151
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.28%)
34,000,000	3.072		03/20/19	34,004,295
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.08%)
60,000,000	2.904	(a)	06/24/19	60,014,567
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.10%)
75,000,000	2.922	(a)	03/25/19	75,005,182
Bedford Row Funding Corp. (1 Mo. LIBOR + 0.20%)
30,000,000	2.680	(a)	06/18/19	30,009,539
Bedford Row Funding Corp. (3 Mo. LIBOR + 0.10%)
11,000,000	2.887	(a)	07/15/19	11,004,341
BNP Paribas-New York Branch (3 Mo. LIBOR + 0.10%)
60,000,000	2.883		07/10/19	60,016,476
BNP Paribas-New York Branch (3 Mo. LIBOR + 0.15%)
19,500,000	2.915		04/26/19	19,504,089
BNP Paribas-New York Branch (3 Mo. LIBOR + 0.22%)
60,000,000	3.015		01/06/20	60,069,380
BNZ International Funding Ltd. (3 Mo. LIBOR + 0.25%)
22,171,000	3.045	(a)	04/05/19	22,174,501
BNZ International Funding Ltd. (1 Mo. LIBOR + 0.31%)
25,000,000	2.823	(a)	08/08/19	25,019,384
BNZ International Funding Ltd. (1 Mo. LIBOR + 0.34%)
50,000,000	2.853	(a)	09/06/19	50,049,098
Canadian Imperial Bank of Commerce (3 Mo. LIBOR + 0.22%)
62,500,000	2.958		11/08/19	62,579,563
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.40%)
70,000,000	2.917		12/10/19	70,133,216
Canadian Imperial Bank of Commerce (3 Mo. LIBOR + 0.20%)
35,000,000	2.936		05/01/19	35,012,561
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.35%)
40,000,000	2.864		11/05/19	40,045,065
Chariot Funding LLC (3 Mo. LIBOR + 0.05%)
37,000,000	2.815	(a)	10/25/19	36,999,831

24	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations(d) – (continued)
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.10%)
$80,000,000	2.892	%(a)	09/20/19	$80,038,535
Credit Industriel et Commercial (3 Mo. LIBOR + 0.04%)
22,000,000	2.832		03/20/19	22,000,368
Credit Suisse AG (3 Mo. LIBOR + 0.25%)
42,000,000	3.054		01/08/20	42,048,838
Credit Suisse AG (3 Mo. LIBOR + 0.17%)
40,000,000	2.967		10/01/19	40,024,951
Credit Suisse AG-New York Branch (1 Mo. LIBOR + 0.22%)
70,000,000	2.737		12/09/19	70,029,422
DNB Bank ASA (3 Mo. LIBOR + 0.10%)
98,800,000	2.924	(a)	09/23/19	98,854,183
ING (U.S.) Funding LLC (3 Mo. LIBOR + 0.11%)
45,900,000	2.807		05/10/19	45,908,180
Mizuho Bank, Ltd.-New York Branch (1 Mo. LIBOR + 0.19%)
53,000,000	2.680		03/25/19	53,008,463
Mizuho Bank, Ltd.-New York Branch (3 Mo. LIBOR + 0.08%)
36,000,000	2.867		07/15/19	36,010,279
Mizuho Bank, Ltd.-New York Branch (3 Mo. LIBOR + 0.05%)
75,000,000	2.830		07/18/19	75,013,500
MUFG Bank, Ltd. (3 Mo. LIBOR + 0.18%)
15,000,000	2.819		02/27/20	14,999,977
Natixis-New York Branch (3 Mo. LIBOR + 0.18%)
50,000,000	2.847		06/06/19	50,024,077
50,000,000	2.850		06/10/19	50,025,739
Natixis-New York Branch (3 Mo. LIBOR + 0.23%)
10,000,000	3.029		01/10/20	10,010,931
Nordea Bank AB (3 Mo. LIBOR + 0.27%)
28,750,000	3.050		10/18/19	28,796,018
Nordea Bank AB (1 Mo. LIBOR + 0.14%)
26,500,000	2.654		04/05/19	26,504,410
Oversea-Chinese Banking Corp., Ltd. (1 Mo. LIBOR + 0.20%)
10,000,000	2.681	(a)	04/18/19	10,002,571
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.17%)
50,000,000	2.950	(a)	04/18/19	50,011,324
Royal Bank of Canada (3 Mo. LIBOR + 0.17%)
43,000,000	2.936		06/07/19	43,020,936
Societe Generale (3 Mo. LIBOR + 0.16%)
60,500,000	2.939		04/24/19	60,516,751
Societe Generale (3 Mo. LIBOR + 0.21%)
75,600,000	2.849		03/03/20	75,599,978
Societe Generale (3 Mo. LIBOR + 0.41%)
58,200,000	3.211	(a)	12/18/19	58,331,082
Standard Chartered Bank (3 Mo. LIBOR + 0.21%)
49,750,000	2.884		06/10/19	49,775,609
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.10%)
40,000,000	2.897		04/12/19	40,003,904
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.31%)
25,000,000	3.090		10/18/19	25,032,750
Sumitomo Mitsui Trust Bank Ltd. (3 Mo. LIBOR + 0.10%)
60,000,000	2.887		04/15/19	60,006,318
Svenska Handelsbanken AB (3 Mo. LIBOR + 0.27%)
13,688,000	3.031		10/21/19	13,712,409
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.31%)
8,250,000	2.800		08/23/19	8,257,253
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.34%)
8,500,000	2.821		11/22/19	8,511,240

Variable Rate Obligations(d) – (continued)
Svenska Handelsbanken AB (3 Mo. LIBOR + 0.20%)
40,000,000	2.997%		04/09/19	40,009,142
Svenska Handelsbanken AB-New York Branch (3 Mo. LIBOR + 0.21%)
37,000,000	3.014		12/19/19	37,051,887
Svenska Handelsbanken AB-New York Branch (1 Mo. LIBOR + 0.15%)
40,150,000	2.664		04/05/19	40,154,839
Swedbank AB (1 Mo. LIBOR + 0.29%)
60,000,000	2.780		07/25/19	60,032,677
Toronto-Dominion Bank (The) (1 Mo. LIBOR + 0.37%)
99,000,000	2.882	(a)	11/07/19	99,151,492
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.11%)
35,000,000	2.934		09/23/19	35,013,678
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.17%)
35,000,000	2.943		04/17/19	35,006,852
Toyota Finance Australia Limited (3 Mo. LIBOR + 0.08%)
16,000,000	2.863		07/02/19	16,005,835
Toyota Motor Finance (Netherlands) B.V. (3 Mo. LIBOR + 0.09%)
34,255,000	2.880		03/18/19	34,256,408
UBS AG-London Branch (3 Mo. LIBOR + 0.32%)
80,000,000	3.144	(a)	12/19/19	80,124,642
UBS AG-London Branch (1 Mo. LIBOR + 0.25%)
10,000,000	2.759	(a)	10/01/19	10,005,698
UBS AG-London Branch (3 Mo. LIBOR + 0.00%)
40,000,000	2.824	(a)	09/24/19	40,013,141
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.16%)
45,000,000	2.957		08/13/19	45,045,443
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.30%)
20,000,000	2.790		07/23/19	20,014,580
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.39%)
38,750,000	2.903		12/09/19	38,820,247
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.25%)
15,000,000	3.047		04/05/19	15,004,245
Westpac Banking Corp. (3 Mo. LIBOR + 0.10%)
60,000,000	2.892	(a)	09/20/19	60,022,432
Westpac Banking Corp. (3 Mo. LIBOR + 0.18%)
50,000,000	2.924	(a)	10/31/19	50,048,537

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $2,973,988,101)				$2,975,926,557

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
(Cost $9,129,913,741)				$9,133,953,476

Repurchase Agreements(e) – 31.9%
BNP Paribas
$60,000,000	2.520%		03/01/19	$59,999,897
Maturity Value: $60,004,200
Settlement Date: 02/28/19
Collateralized by various sovereign debt security issuers, 2.250% to 7.375%, due 03/18/19 to 04/24/28. The aggregate market value of the collateral, including accrued interest, was $63,000,241.

The accompanying notes are an integral part of these financial statements.	25

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Repurchase Agreements(e) – (continued)
BNP Paribas (OBFR + 0.20%)
$50,000,000	2.600	%(d)	03/07/19	$50,000,000
Maturity Value: $52,592,777
Settlement Date: 03/24/17

Collateralized by various asset-backed obligations, 0.000% to
6.202%, due 01/22/30 to 04/30/47 and various sovereign debt
security issuers, 4.875% to 8.875%, due 01/22/21 to 04/15/24.
The aggregate market value of the collateral, including accrued interest, was $55,006,541.

Citigroup Global Markets, Inc. (3 Mo. LIBOR + 0.43%)
108,000,000	3.209	(d)	06/03/19	108,000,000
Maturity Value: $110,628,121
Settlement Date: 09/10/18

Collateralized by mortgage-backed obligations, 4.259% to
6.185%, due 10/15/21 to 05/15/46 and various asset-backed
obligations, 0.000% to 8.360%, due 01/17/20 to 11/23/52. The aggregate market value of the collateral, including accrued
interest, was $118,800,002.

Credit Suisse Securities (USA) LLC (1 Mo. LIBOR + 0.50%)
30,000,000	2.993	(d)	04/04/19	30,000,000
Maturity Value: $31,775,847
Settlement Date: 04/27/17
Collateralized by various corporate security issuers, 4.625% to 12.500%, due 04/25/19 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $33,002,745.

HSBC Bank PLC
140,000,000	2.600		03/01/19	140,000,066
Maturity Value: $140,010,111
Collateralized by an Exchange-Traded Fund, 0.000%, due 01/01/49 and various equity securities. The aggregate market value of the collateral, including accrued interest, was $151,200,013.

HSBC Securities (USA), Inc.
50,000,000	2.500		03/01/19	49,999,887
Maturity Value: $50,003,472

Collateralized by various corporate security issuers, 1.800% to
6.375%, due 02/14/20 to 03/30/67 and various sovereign debt
security issuer, 3.125%, due 09/06/23. The aggregate market
value of the collateral, including accrued interest, was
$52,503,648.

115,000,000	2.600		03/01/19	115,000,054
Maturity Value: $115,008,306
Collateralized by various corporate security issuers, 2.000% to 12.500%, due 02/15/20 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $126,509,139.

Joint Repurchase Agreement Account III
2,760,000,000	2.595		03/01/19	2,760,000,911
Maturity Value: $2,760,198,945

Repurchase Agreements(e) – (continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc.
75,000,000	2.600%		03/01/19	75,000,035
Maturity Value: $75,005,417

Collateralized by mortgage-backed obligations, 2.856% to
5.064%, due 08/10/30 to 11/25/58 and various asset-backed
obligations, 2.200% to 3.990%, due 07/15/22 to 05/28/69. The aggregate market value of the collateral, including accrued
interest, was $86,250,001.

132,000,000	2.700		04/04/19	132,000,000
Maturity Value: $132,534,600
Settlement Date: 02/14/19

Collateralized by mortgage-backed obligations, 1.909% to
7.490%, due 06/10/28 to 06/15/60 and various asset-backed
obligations, 0.000% to 4.540%, due 12/18/19 to 02/25/70. The aggregate market value of the collateral, including accrued
interest, was $151,800,001.

MUFG Securities Americas Inc.
110,000,000	2.570		03/01/19	109,999,961
Maturity Value: $110,007,853

Collateralized by an Exchange-Traded Fund, 0.000%, due
01/01/49, various corporate security issuers, 1.000% to 2.875%, due 07/01/20 to 02/01/33 and various equity securities. The
aggregate market value of the collateral, including accrued
interest, was $119,160,537.

RBC Capital Markets LLC
250,000,000	2.500		03/01/19	249,999,433
Maturity Value: $250,017,361

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
3.500%, due 07/15/25 to 02/01/48, Federal Home Loan
Mortgage Corp. Stripped Security, 0.000%, due 05/15/40,
Federal National Mortgage Association, 2.000% to 4.500%,
due 12/01/20 to 02/01/49, Government National Mortgage
Association, 2.000% to 3.500%, due 04/20/38 to 10/20/48 and
various corporate security issuers, 0.000% to 9.400%, due
07/01/19 to 09/14/48. The aggregate market value of the
collateral, including accrued interest, was $257,681,579.

Wells Fargo Securities LLC
150,000,000	2.500		03/01/19	150,000,000
Maturity Value: $150,010,417
Collateralized by various corporate security issuers, 0.000%, due 03/13/19 to 04/03/19. The aggregate market value of the collateral, including accrued interest, was $157,500,001.
92,000,000	2.890		05/10/19	92,000,000
Maturity Value: $92,886,267
Settlement Date: 01/10/19
Collateralized by various asset-backed obligations, 1.750% to 8.151%, due 10/13/20 to 01/17/38. The aggregate market value of the collateral, including accrued interest, was $101,199,999.

TOTAL REPURCHASE AGREEMENTS
(Cost $4,122,000,000)				$4,122,000,244

TOTAL INVESTMENTS – 102.5%
(Cost $13,251,913,741)				$13,255,953,720

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.5)%				(320,301,068)

NET ASSETS – 100.0%				$12,935,652,652

26	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion represents a forward commitment.

(c)	Rate shown is that which is in effect on February 28, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2019.

(e)	Unless noted, all repurchase agreements were entered into on February 28, 2019. Additional information on Joint Repurchase Agreement Account III appears on page 39.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	—General Obligation
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
OBFR	—Overnight Bank Funding Rate
RB	—Revenue Bond
RMKT	—Remarketed
SPA	—Stand-by Purchase Agreement
VRDN	—Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.	27

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – 30.8%
Albion Capital LLC
$8,300,000	2.570%		03/28/19	$8,284,139
50,000,000	2.617		04/29/19	49,790,000
Antalis S.A.
32,504,000	2.806		04/10/19	32,411,232
Atlantic Asset Securitization LLC
14,000,000	2.839		03/04/19	13,996,216
13,000,000	2.871		03/11/19	12,990,268
10,000,000	2.911		03/19/19	9,986,990
Banque et Caisse d’Epargne de l’Etat
10,000,000	2.696		05/07/19	9,951,626
15,000,000	2.662		07/01/19	14,863,982
Barclays US CCP Funding LLC
15,000,000	2.900		03/05/19	14,994,994
6,000,000	2.910		03/07/19	5,997,188
13,000,000	2.709		03/26/19	12,976,950
Barton Capital S.A.
10,000,000	2.674		05/08/19	9,949,956
Bedford Row Funding Corp.
4,300,000	3.103		10/16/19	4,225,825
6,000,000	3.136		10/18/19	5,895,523
CAFCO, LLC
24,000,000	2.818		08/01/19	23,736,044
Cancara Asset Securitisation LLC
6,000,000	2.903		03/22/19	5,990,947
15,000,000	2.901		04/30/19	14,935,137
5,342,000	3.005		05/28/19	5,307,689
Chariot Funding LLC
10,000,000	2.900		05/02/19	9,955,410
10,000,000	3.057		06/17/19	9,923,216
15,000,000	3.037		07/08/19	14,862,254
China Construction Bank Corp.
5,350,000	3.044		04/08/19	5,335,186
7,000,000	2.962		04/15/19	6,976,887
7,000,000	2.962		04/16/19	6,976,349
CNPC Finance (HK) Ltd.
10,000,000	2.968		03/14/19	9,989,943
Coca-Cola Company (The)
10,000,000	2.822		02/11/20	9,730,880
Collateralized Commercial Paper Flex Co., LLC
15,000,000	3.059		10/15/19	14,741,993
Collateralized Commercial Paper II Co., LLC
24,000,000	2.984		07/08/19	23,777,527
20,000,000	3.191		10/22/19	19,643,247
5,167,000	3.309		11/25/19	5,060,043
Dexia Credit Local-New York Branch
25,000,000	2.644		05/07/19	24,883,220
35,000,000	2.866		10/10/19	34,437,262
DNB Bank ASA
50,000,000	2.434		03/06/19	49,980,234
Erste Abwicklungsanstalt
45,000,000	2.584		05/08/19	44,782,736
Federation des caisses Desjardins du Quebec
20,250,000	2.803		02/25/20	19,696,547
First Abu Dhabi Bank P.J.S.C.
15,000,000	2.736		05/06/19	14,924,653
20,000,000	2.736		05/08/19	19,896,423
15,000,000	2.762		06/05/19	14,889,299

Commercial Paper and Corporate Obligations – (continued)
Industrial & Commercial Bank of China Ltd.-New York Branch
19,300,000	3.066		04/15/19	19,236,547
J.P. Morgan Securities LLC
11,000,000	2.992		06/03/19	10,922,873
20,000,000	3.012		08/01/19	19,770,455
Kells Funding LLC
2,850,000	2.605		06/10/19	2,829,296
Liberty Street Funding LLC
11,800,000	2.869		03/19/19	11,784,649
15,000,000	2.859		04/04/19	14,963,658
15,000,000	2.690		06/05/19	14,896,695
10,000,000	2.659		06/11/19	9,926,469
LMA-Americas LLC
9,500,000	2.807		04/18/19	9,467,622
10,250,000	3.088		06/10/19	10,174,608
Longship Funding LLC
10,000,000	2.592		04/02/19	9,976,387
42,000,000	2.617		04/23/19	41,830,656
Macquarie Bank Ltd.
5,075,000	2.808		04/15/19	5,058,613
Manhattan Asset Funding Company LLC
5,400,000	2.498		03/21/19	5,392,226
Matchpoint Finance PLC
10,000,000	2.807		04/18/19	9,964,557
15,000,000	3.029		05/20/19	14,910,056
15,000,000	3.030		06/03/19	14,893,639
10,000,000	3.057		06/03/19	9,929,093
15,000,000	2.669		06/11/19	14,884,254
15,000,000	3.089		06/11/19	14,884,254
Mercy Health
20,000,000	2.662		03/18/19	19,975,670
Metlife Short Term Funding LLC
40,000,000	2.728		07/08/19	39,626,900
16,000,000	2.816		07/24/19	15,830,965
22,500,000	2.734		08/19/19	22,219,425
Mitsubishi UFJ Trust and Banking Corp.
15,000,000	2.813		05/09/19	14,925,129
National Securities Clearing Corp.
18,000,000	3.245		12/13/19	17,603,856
Natixis-New York Branch
20,000,000	2.835		09/03/19	19,729,266
Nederlandse Waterschapsbank N.V.
15,000,000	2.445	(a)	03/08/19	14,991,880
Nieuw Amsterdam Receivables Corp.
10,000,000	2.562		04/08/19	9,973,253
7,673,000	2.562	(a)	04/09/19	7,651,916
15,000,000	2.653		05/07/19	14,929,082
Nordea Bank AB
20,000,000	2.617		05/13/19	19,896,688
NRW.Bank
40,000,000	2.617		05/10/19	39,805,854
Ridgefield Funding Company LLC
15,000,000	2.828		04/16/19	14,950,650
15,000,000	3.088		06/10/19	14,890,435
25,000,000	3.015		07/08/19	24,765,007
Sheffield Receivables Company LLC
10,000,000	2.584		03/26/19	9,982,204

28	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – (continued)
Skandinaviska Enskilda Banken AB
$20,000,000	2.742%		11/13/19	$19,620,883
Starbird Funding Corp.
20,000,000	2.566		04/15/19	19,935,677
State of the Netherlands (The)
65,000,000	2.455	(a)	03/07/19	64,969,161
Sumitomo Mitsui Trust Bank, Ltd.-Singapore Branch
20,000,000	2.907		05/03/19	19,909,440
Swedbank AB
20,000,000	2.763		05/16/19	19,894,467
Thunder Bay Funding, LLC
25,000,000	3.057		06/17/19	24,806,373
27,000,000	3.046		06/26/19	26,772,024
Toronto-Dominion Bank (The)
12,300,000	3.136		10/18/19	12,094,145
Versailles Commercial Paper LLC
14,500,000	2.859		03/01/19	14,499,023
12,000,000	2.821		03/04/19	11,996,756
25,000,000	2.726		05/07/19	24,879,064

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS
(Cost $1,463,038,308)				$1,463,569,815

Certificate of Deposit – 0.5%
Branch Banking and Trust Company
$23,000,000	2.410%		03/05/19	$22,999,999
(Cost $23,000,000)

Certificates of Deposit-Yankeedollar – 3.4%
Banco Del Estado De Chile
$15,000,000	2.970%		08/09/19	$15,019,604
Mizuho Bank, Ltd.-New York Branch
30,000,000	2.710		09/20/19	30,005,826
MUFG Bank, Ltd.
30,000,000	2.840		02/24/20	30,018,054
National Bank of Kuwait S.A.K.P
6,500,000	3.000		03/15/19	6,501,320
10,000,000	3.050		04/23/19	10,005,905
11,050,000	2.850		04/29/19	11,053,368
15,000,000	2.900		05/20/19	15,005,385
Natixis-New York Branch
15,200,000	2.900		08/12/19	15,219,962
Sumitomo Mitsui Banking Corp.
10,000,000	2.050		05/03/19	9,992,062
Sumitomo Mitsui Trust Bank Ltd.
21,000,000	2.820		03/19/19	21,004,125

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR
(Cost $163,736,556)				$163,825,611

Fixed Rate Municipal Debt Obligations – 3.4%
Banque Federative du Credit Mutuel
$25,000,000	1.900	%(b)	03/28/19	$24,991,476
18,800,000	2.000	(b)	04/12/19	18,787,095
Citibank N.A.
8,000,000	1.850		09/18/19	7,960,391
Cooperatieve Rabobank UA
10,250,000	2.250		01/14/20	10,203,465
Credit Suisse AG-New York Branch
15,000,000	2.300		05/28/19	14,987,250
5,000,000	5.300		08/13/19	5,054,522
MUFG Bank, Ltd.
15,000,000	2.350	(b)	09/08/19	14,961,794
Nordea Bank AB
4,140,000	4.875	(b)	01/27/20	4,214,221
Santander UK PLC
11,000,000	2.500		03/14/19	10,999,687
Sumitomo Mitsui Banking Corp.
10,000,000	2.514		01/17/20	9,966,550
Svenska Handelsbanken AB
15,000,000	1.500		09/06/19	14,897,718
Wells Fargo Bank N.A.
30,000,000	2.400		01/15/20	29,885,116

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS
(Cost $166,853,226)				$166,909,285

Time Deposit – 6.0%
Credit Agricole Corporate and Investment Bank
$135,600,000	2.380%		03/01/19	$135,600,000
Skandinaviska Enskilda Banken AB
150,000,000	2.380		03/01/19	150,000,000

TOTAL TIME DEPOSIT
(Cost $285,600,000)				$285,600,000

U.S. Government Agency Obligations – 0.2%
Overseas Private Investment Corp. (USA) (3 Mo. U.S. T-Bill + 0.00%)
$8,248,121	2.420	%(c)	03/07/19	$8,248,121
(Cost $8,248,121)

Variable Rate Municipal Debt Obligations(d) – 2.7%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$8,000,000	2.420%		03/07/19	$8,000,000
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(b)
7,000,000	2.500		03/01/19	7,000,000
BlackRock MuniVest Fund II, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(b)
5,000,000	2.500		03/01/19	5,000,000

The accompanying notes are an integral part of these financial statements.	29

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Municipal Debt Obligations(d) – (continued)
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)(b)
$30,000,000	2.500%		03/01/19	$30,000,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
18,500,000	2.440		03/07/19	18,500,000
Providence Health & Services Obligated Group VRDN RB Series 2012-E (U.S. Bank N.A., SBPA)
30,300,000	2.499		03/07/19	30,300,000
Regents of the University of California VRDN RB Taxable Series 2011-Z-1
22,000,000	2.380		03/07/19	22,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding for Metropolitan Transportation Authority Bridges & Tunnels Series 2018E (Bank of America N.A., LOC)
7,000,000	2.420		03/07/19	7,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS
(Cost $127,800,000)				$127,800,000

Variable Rate Obligations(c) – 24.5%
Banco Del Estado De Chile (3 Mo. LIBOR + 0.08%)
$6,000,000	2.851%		07/25/19	$5,999,967
Bank of Montreal (1 Mo. LIBOR + 0.40%)
15,000,000	2.917		12/10/19	15,028,899
Bank of Montreal (1 Mo. LIBOR + 0.15%)
26,000,000	2.654		03/12/19	26,001,933
Bank of Montreal (3 Mo. LIBOR + 0.21%)
20,000,000	2.946		11/01/19	20,024,724
Bank of Montreal (3 Mo. LIBOR + 0.33%)
18,000,000	3.106		06/12/19	18,016,025
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.28%)
9,300,000	3.072		03/20/19	9,301,175
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.10%)
32,000,000	2.922	(b)	03/25/19	32,002,211
Bedford Row Funding Corp. (3 Mo. LIBOR + 0.10%)
15,000,000	2.887	(b)	07/15/19	15,005,919
Bedford Row Funding Corp. (3 Mo. LIBOR + 0.16%)
20,000,000	2.939	(b)	01/10/20	20,009,994
BNP Paribas-New York Branch (3 Mo. LIBOR + 0.10%)
20,000,000	2.883		07/10/19	20,005,492
BNZ International Funding Ltd. (1 Mo. LIBOR + 0.31%)
12,000,000	2.823	(b)	08/08/19	12,009,304
BNZ International Funding Ltd. (3 Mo. LIBOR + 0.25%)
13,817,000	3.045	(b)	04/05/19	13,819,182
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.35%)
15,000,000	2.864		11/05/19	15,016,899
Canadian Imperial Bank of Commerce (3 Mo. LIBOR + 0.20%)
32,500,000	2.936		05/01/19	32,511,664
Chariot Funding LLC (3 Mo. LIBOR + 0.05%)
13,000,000	2.815	(b)	10/25/19	12,999,941
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.10%)
30,000,000	2.892	(b)	09/20/19	30,014,451
Cooperatieve Rabobank U.A. (1 Mo. LIBOR + 0.19%)
20,000,000	2.670		04/18/19	20,002,187

Variable Rate Obligations(c) – (continued)
Credit Industriel et Commercial (3 Mo. LIBOR + 0.04%)
5,000,000	2.832		03/20/19	5,000,084
Credit Suisse AG (3 Mo. LIBOR + 0.25%)
27,000,000	3.054		01/08/20	27,031,396
Credit Suisse AG (3 Mo. LIBOR + 0.17%)
13,450,000	2.967		10/01/19	13,458,390
Credit Suisse AG-New York Branch (1 Mo. LIBOR + 0.22%)
20,000,000	2.737		12/09/19	20,008,406
DNB Bank ASA (3 Mo. LIBOR + 0.10%)
35,000,000	2.924	(b)	09/23/19	35,019,194
ING (U.S.) Funding LLC (3 Mo. LIBOR + 0.11%)
20,450,000	2.807		05/10/19	20,453,644
J.P. Morgan Securities LLC (1 Mo. LIBOR + 0.32%)
9,800,000	2.800	(b)	07/17/19	9,807,365
Mizuho Bank, Ltd.-New York Branch (3 Mo. LIBOR + 0.05%)
30,000,000	2.830		07/18/19	30,005,400
Mizuho Bank, Ltd.-New York Branch (3 Mo. LIBOR + 0.08%)
10,000,000	2.867		07/15/19	10,002,855
MUFG Bank, Ltd. (3 Mo. LIBOR + 0.18%)
10,000,000	2.819		02/27/20	9,999,985
Natixis-New York Branch (3 Mo. LIBOR + 0.18%)
20,000,000	2.847		06/06/19	20,009,631
10,000,000	2.850		06/10/19	10,005,148
Nordea Bank AB (3 Mo. LIBOR + 0.20%)
7,000,000	2.995		04/05/19	7,001,233
Old Line Funding Corp. (1 Mo. LIBOR + 0.20%)
20,000,000	2.681	(b)	04/22/19	20,005,640
Old Line Funding Corp. (1 Mo. LIBOR + 0.37%)
30,000,000	2.884	(b)	03/04/19	30,001,546
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.17%)
20,000,000	2.950	(b)	04/18/19	20,004,530
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.21%)
5,000,000	2.989		10/24/19	5,006,631
Royal Bank of Canada (3 Mo. LIBOR + 0.17%)
17,000,000	2.936		06/07/19	17,008,277
Societe Generale (3 Mo. LIBOR + 0.16%)
15,000,000	2.939		04/24/19	15,004,153
Societe Generale (3 Mo. LIBOR + 0.21%)
25,000,000	2.849		03/03/20	24,999,993
Societe Generale (3 Mo. LIBOR + 0.20%)
500,000	2.933		08/05/19	500,464
20,000,000	2.883	(b)	02/24/20	19,999,926
Standard Chartered Bank (3 Mo. LIBOR + 0.21%)
15,175,000	2.884		06/10/19	15,182,811
Standard Chartered Bank (1 Mo. LIBOR + 0.20%)
12,000,000	2.680		03/19/19	12,001,524
Standard Chartered Bank (3 Mo. LIBOR + 0.06%)
35,000,000	2.850		03/21/19	35,000,790
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.10%)
30,000,000	2.897		04/12/19	30,002,928
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.15%)
10,000,000	2.930		04/18/19	10,001,756
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.19%)
40,000,000	2.674		03/26/19	40,006,431
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.31%)
15,000,000	3.090		10/18/19	15,019,650

30	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations(c) – (continued)
Sumitomo Mitsui Trust Bank Ltd. (3 Mo. LIBOR + 0.10%)
$20,000,000	2.887%		04/15/19	$20,002,106
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.31%)
2,250,000	2.800		08/23/19	2,251,978
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.34%)
3,000,000	2.821		11/22/19	3,003,967
Svenska Handelsbanken AB (3 Mo. LIBOR + 0.20%)
15,000,000	2.997		04/09/19	15,003,428
Svenska Handelsbanken AB-New York Branch (3 Mo. LIBOR + 0.21%)
18,000,000	3.014		12/19/19	18,025,242
Swedbank AB (1 Mo. LIBOR + 0.29%)
25,000,000	2.780		07/25/19	25,013,615
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.11%)
15,000,000	2.934		09/23/19	15,005,862
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.17%)
15,000,000	2.943		04/17/19	15,002,937
Toyota Finance Australia Limited (3 Mo. LIBOR + 0.08%)
5,000,000	2.863		07/02/19	5,001,823
Toyota Motor Credit Corp. (3 Mo. LIBOR + 0.10%)
9,650,000	2.883		01/10/20	9,653,838
Toyota Motor Finance (Netherlands) B.V. (3 Mo. LIBOR + 0.09%)
13,580,000	2.880		03/18/19	13,580,558
U.S. Bank N.A. (3 Mo. LIBOR + 0.15%)
20,000,000	2.801		05/24/19	20,002,650
UBS AG-London Branch (3 Mo. LIBOR + 0.12%)
16,000,000	2.871	(b)	06/05/19	16,002,407
UBS AG-London Branch (1 Mo. LIBOR + 0.25%)
15,000,000	2.759	(b)	10/01/19	15,008,547
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.21%)
25,000,000	2.990		04/18/19	25,008,442
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.30%)
20,000,000	2.790		07/23/19	20,014,581
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.39%)
10,000,000	2.903		12/09/19	10,018,128
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.25%)
7,000,000	3.047		04/05/19	7,001,981
Westpac Banking Corp. (3 Mo. LIBOR + 0.10%)
20,000,000	2.892	(b)	09/20/19	20,007,477
Westpac Banking Corp. (1 Mo. LIBOR + 0.28%)
14,000,000	2.773	(b)	05/30/19	14,007,655
Westpac Banking Corp. (3 Mo. LIBOR + 0.18%)
25,000,000	2.924	(b)	10/31/19	25,024,268

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $1,158,494,332)				$1,158,961,238

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
(Cost $3,396,770,543)				$3,397,914,069

Repurchase Agreements(e) – 30.2%
BNP Paribas (OBFR + 0.20%)
$20,000,000	2.600	%(c)	03/07/19	$20,000,000
Maturity Value: $21,037,111
Settlement Date: 03/24/17

Collateralized by mortgage-backed obligations, 4.640% to
7.740%, due 10/25/23 to 10/25/48, various asset-backed
obligation, 0.000%, due 01/22/30, various corporate security issuers, 3.100% to 11.500%, due 05/13/19 to perpetual maturity and various sovereign debt security issuer, 4.875%, due
01/22/21. The aggregate market value of the collateral,
including accrued interest, was $22,062,269.

Citigroup Global Markets, Inc. (3 Mo. LIBOR + 0.43%)
37,000,000	3.209	(c)	06/03/19	37,000,000
Maturity Value: $37,900,375
Settlement Date: 09/10/18

Collateralized by mortgage-backed obligations, 4.259% to
5.946%, due 10/15/21 to 05/15/46 and various asset-backed
obligations, 0.000% to 8.360%, due 08/15/21 to 11/23/52. The aggregate market value of the collateral, including accrued
interest, was $40,700,002.

HSBC Bank PLC
60,000,000	2.600		03/01/19	60,000,028
Maturity Value: $60,004,333
Collateralized by an Exchange-Traded Fund, 0.000%, due 01/01/49 and various equity securities. The aggregate market value of the collateral, including accrued interest, was $64,800,001.

HSBC Securities (USA), Inc.
25,000,000	2.500		03/01/19	24,999,943
Maturity Value: $25,001,736

Collateralized by various corporate security issuers, 3.250% to
5.875%, due 08/11/20 to 05/02/47 and various sovereign debt
security issuers, 3.750% to 7.125%, due 01/29/26 to 01/23/45.
The aggregate market value of the collateral, including accrued interest, was $26,251,824.

60,000,000	2.600		03/01/19	60,000,028
Maturity Value: $60,004,333
Collateralized by various corporate security issuers, 2.000% to 11.000%, due 08/01/20 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $66,004,768.

Joint Repurchase Agreement Account III
1,100,000,000	2.595		03/01/19	1,100,000,363
Maturity Value: $1,100,079,289

Merrill Lynch, Pierce, Fenner & Smith, Inc.
25,000,000	2.600		03/01/19	25,000,012
Maturity Value: $25,001,806

Collateralized by mortgage-backed obligations, 3.184% to
9.240%, due 01/25/24 to 05/25/57 and various asset-backed
obligations, 2.350% to 3.869%, due 04/15/22 to 08/25/55. The aggregate market value of the collateral, including accrued
interest, was $28,750,001.

The accompanying notes are an integral part of these financial statements.	31

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Repurchase Agreements(e) – (continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. (OBFR + 0.30%)
$42,000,000	2.700	%(c)	04/04/19	$42,000,000
Maturity Value: $42,170,100
Settlement Date: 02/14/19

Collateralized by mortgage-backed obligations, 3.184% to
9.240%, due 01/25/24 to 05/25/57 and various asset-backed
obligations, 2.060% to 3.869%, due 04/15/22 to 08/25/55. The aggregate market value of the collateral, including accrued
interest, was $48,300,002.

MUFG Securities Americas Inc.
40,000,000	2.570		03/01/19	39,999,986
Maturity Value: $40,002,856

Collateralized by an Exchange-Traded Fund, 0.000%, due
01/01/49, various corporate security issuers, 0.125% to 5.500%, due 08/15/19 to 02/01/33 and various equity securities. The
aggregate market value of the collateral, including accrued
interest, was $43,474,065.

Wells Fargo Securities LLC (3 Mo. LIBOR + 0.20%)
27,000,000	2.890	(c)	05/10/19	27,000,000
Maturity Value: $27,260,100
Settlement Date: 01/10/19
Collateralized by various asset-backed obligations, 1.750% to 8.151%, due 10/15/19 to 01/17/38. The aggregate market value of the collateral, including accrued interest, was $29,699,998.

TOTAL REPURCHASE AGREEMENTS
(Cost $1,436,000,000)				$1,436,000,360

TOTAL INVESTMENTS – 101.7%
(Cost $4,832,770,543)				$4,833,914,429

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%				(78,912,322)

NET ASSETS – 100.0%				$4,755,002,107

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2019.

(d)	Rate shown is that which is in effect on February 28, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Unless noted, all repurchase agreements were entered into on February 28, 2019. Additional information on Joint Repurchase Agreement Account III appears on page 39.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	—General Obligation
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
OBFR	—Overnight Bank Funding Rate
RB	—Revenue Bond
RMKT	—Remarketed
SBPA	—Standby Bond Purchase Agreement
SPA	—Stand-by Purchase Agreement
T-Bill	—Treasury Bill
VRDN	—Variable Rate Demand Notes

32	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 111.4%
United States Treasury Bills
$1,500,000	2.281%		03/01/19	$1,500,000
194,000,000	2.383		03/05/19	193,949,344
55,000,000	2.391		03/05/19	54,985,608
250,800,000	2.397		03/05/19	250,734,235
117,000,000	2.401		03/05/19	116,969,255
171,800,000	2.402		03/05/19	171,754,855
298,700,000	2.406		03/05/19	298,621,342
1,789,900,000	2.417		03/05/19	1,789,427,499
510,500,000	2.418		03/05/19	510,365,001
443,600,000	2.430		03/05/19	443,482,076
7,800,000	2.394		03/07/19	7,796,932
1,000,000	2.395		03/07/19	999,607
5,910,000	2.412		03/07/19	5,907,670
7,200,000	2.417		03/07/19	7,197,156
1,043,900,000	2.423		03/12/19	1,043,139,258
6,620,400,000	2.428		03/12/19	6,615,565,269
141,200,000	2.342	(a)	03/14/19	141,080,686
60,700,000	2.397		03/19/19	60,628,374
122,600,000	2.413		03/19/19	122,454,413
283,000,000	2.418		03/19/19	282,663,230
5,015,000,000	2.433		03/19/19	5,008,994,530
136,000,000	2.386		03/21/19	135,822,444
285,000,000	2.412		03/26/19	284,529,948
94,500,000	2.417		03/26/19	94,343,813
565,800,000	2.422		03/26/19	564,862,894
159,800,000	2.423		03/26/19	159,535,331
4,688,000,000	2.428		03/26/19	4,680,219,218
94,300,000	2.410		04/02/19	94,101,341
302,500,000	2.411		04/02/19	301,862,733
101,400,000	2.415		04/02/19	101,185,933
303,600,000	2.417		04/02/19	302,959,067
6,027,200,000	2.448	(a)	04/02/19	6,015,902,348
556,600,000	2.440	(a)	04/11/19	555,078,627
1,634,400,000	2.546		06/13/19	1,622,690,430
705,610,000	2.552		06/20/19	700,203,555
2,191,790,000	2.546		06/27/19	2,173,973,179
1,356,000,000	2.573		07/05/19	1,344,111,270
190,000,000	2.491		07/11/19	188,307,100
72,500,000	2.526		07/11/19	71,846,050
381,600,000	2.536		07/11/19	378,143,976
45,300,000	2.469		07/25/19	44,857,243
40,500,000	2.472		07/25/19	40,104,158
956,200,000	2.515		08/01/19	946,243,568
27,200,000	2.487		08/08/19	26,906,844
16,100,000	2.492		08/08/19	15,926,120
151,500,000	2.494		08/08/19	149,863,800
341,300,000	2.500		08/08/19	337,606,376
65,000,000	2.501		08/08/19	64,296,267
65,000,000	2.502		08/08/19	64,295,833
578,500,000	2.505		08/08/19	572,226,488
56,500,000	2.510		08/22/19	55,832,311
58,400,000	2.515		08/22/19	57,708,447
169,500,000	2.520		08/22/19	167,488,741
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.00%)
2,661,300,000	2.420	(b)	01/31/20	2,662,022,493

United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
106,200,000	2.453	%(b)	04/30/20	106,233,795
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
3,663,100,000	2.468	(b)	10/31/19	3,664,768,918
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
6,059,300,000	2.480	(b)	07/31/19	6,061,743,960
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.07%)
5,345,000,000	2.490	(b)	04/30/19	5,346,034,522
United States Treasury Notes
426,200,000	1.000		03/15/19	425,966,922
95,900,000	1.625		03/31/19	95,831,240
148,300,000	1.250		06/30/19	147,643,689
285,300,000	1.625		06/30/19	284,388,274
19,700,000	0.750		07/15/19	19,565,079
37,300,000	0.875		07/31/19	37,052,255
45,500,000	0.750		08/15/19	45,113,534
210,000,000	3.625		08/15/19	210,986,349
62,600,000	8.125		08/15/19	64,187,081
52,200,000	1.750		09/30/19	51,918,790

TOTAL INVESTMENTS – 111.4%				$58,664,708,694

LIABILITIES IN EXCESS OF OTHER ASSETS – (11.4)%				(6,019,459,147)

NET ASSETS – 100.0%				$52,645,249,547

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2019.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	33

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 38.5%
United States Treasury Bills
$68,600,000	2.443	%(a)	04/02/19	$68,471,680
400,000,000	2.440	(a)	04/11/19	398,906,668
68,400,000	2.546		06/13/19	67,909,952
227,690,000	2.552		06/20/19	225,945,420
85,110,000	2.546		06/27/19	84,418,150
609,900,000	2.573		07/05/19	604,552,702
61,500,000	2.536		07/11/19	60,943,015
188,800,000	2.515		08/01/19	186,834,120
8,500,000	2.487		08/08/19	8,408,389
5,000,000	2.492		08/08/19	4,946,000
35,200,000	2.494		08/08/19	34,819,840
78,700,000	2.500		08/08/19	77,848,291
15,000,000	2.501		08/08/19	14,837,600
15,000,000	2.502		08/08/19	14,837,500
191,000,000	2.505		08/08/19	188,928,711
17,600,000	2.510		08/22/19	17,392,012
18,200,000	2.515		08/22/19	17,984,482
52,800,000	2.520		08/22/19	52,173,484
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
673,000,000	2.463	(b)	07/31/20	672,933,244
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
619,600,000	2.468	(b)	10/31/19	619,626,279
630,565,000	2.465	(b)	10/31/20	630,433,783
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
332,000,000	2.480	(b)	07/31/19	332,035,265
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.07%)
1,181,100,000	2.490	(b)	04/30/19	1,181,153,323
United States Treasury Notes
8,500,000	1.125		05/31/19	8,469,963
66,400,000	1.250		06/30/19	66,106,063
87,300,000	1.625		06/30/19	87,021,019
5,600,000	0.750		07/15/19	5,561,647
10,800,000	0.875		07/31/19	10,728,267
14,000,000	0.750		08/15/19	13,881,087
64,200,000	3.625		08/15/19	64,501,605
18,300,000	8.125		08/15/19	18,763,955
15,900,000	1.750		09/30/19	15,814,344

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$5,857,187,860

Repurchase Agreements-Unaffiliated Issuers(c) – 60.6%
Bank of Montreal
$300,000,000	2.450	%(d)	03/07/19	$300,000,000
Maturity Value: $301,735,418
Settlement Date: 02/05/19

Collateralized by U.S. Treasury Bills, 0.000%, due 04/25/19 to
11/07/19, a U.S. Treasury Bond, 3.000%, due 05/15/45, a U.S.
Treasury Floating Rate Note, 2.420%, due 01/31/20, U.S.
Treasury Notes, 1.125% to 3.500%, due 05/15/20 to 02/15/29
and a U.S. Treasury Principal-Only Stripped Security, 0.000%,
due 02/15/46. The aggregate market value of the collateral,
including accrued interest, was $306,000,074.

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
BNP Paribas
100,000,000	2.590%		03/01/19	100,000,000
Maturity Value: $100,007,194

Collateralized by a U.S. Treasury Bond, 2.500%, due 05/15/46, a
U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/41
and U.S. Treasury Notes, 1.625% to 2.000%, due 03/15/20 to
02/15/23. The aggregate market value of the collateral,
including accrued interest, was $102,000,072.

320,000,000	2.480	(d)	03/07/19	320,000,000
Maturity Value: $323,968,001
Settlement Date: 02/27/19

Collateralized by U.S. Treasury Bills, 0.000%, due 03/28/19 to
06/20/19, U.S. Treasury Bonds, 3.125% to 7.875%, due
02/15/21 to 05/15/44, U.S. Treasury Inflation-Indexed Bonds,
1.375% to 2.500%, due 01/15/29 to 02/15/44, a U.S. Treasury
Inflation-Indexed Note, 0.625%, due 07/15/21, U.S. Treasury
Interest-Only Stripped Securities, 0.000%, due 05/15/19 to
02/15/40 and U.S. Treasury Notes, 1.875% to 3.625%, due
05/15/20 to 11/30/25. The aggregate market value of the
collateral, including accrued interest, was $326,400,073.

350,000,000	2.480	(d)	03/07/19	350,000,000
Maturity Value: $354,340,001
Settlement Date: 01/04/19

Collateralized by U.S. Treasury Bills, 0.000%, due 07/11/19 to
01/02/20, U.S. Treasury Bonds, 2.250% to 7.500%, due
11/15/24 to 02/15/48, U.S. Treasury Inflation-Indexed Bonds,
0.750% to 2.375%, due 01/15/26 to 02/15/47, U.S. Treasury
Inflation-Indexed Notes, 0.500% to 0.625%, due 01/15/26 to
01/15/28, a U.S. Treasury Interest-Only Stripped Security,
0.000%, due 08/15/21 and U.S. Treasury Notes, 1.125% to
2.875%, due 03/31/20 to 09/30/24. The aggregate market value of the collateral, including accrued interest, was $357,000,053.

BNP Paribas (Overnight Treasury + 0.02%)
700,000,000	2.610	(b)(d)	03/01/19	700,000,000
Maturity Value: $756,637,000
Settlement Date: 02/23/16

Collateralized by U.S. Treasury Bonds, 2.250% to 8.125%, due
08/15/19 to 08/15/46, a U.S. Treasury Inflation-Indexed Note,
0.750%, due 07/15/28, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 05/15/19 to 05/15/48, U.S. Treasury
Notes, 1.375% to 2.750%, due 03/31/20 to 11/30/23 and U.S.
Treasury Principal-Only Stripped Securities, 0.000%, due
11/15/22 to 02/15/45. The aggregate market value of the
collateral, including accrued interest, was $714,000,051.

CIBC Wood Gundy Securities
300,000,000	2.460	%(d)	03/07/19	300,000,000
Maturity Value: $301,926,999
Settlement Date: 01/18/19

Collateralized by U.S. Treasury Bonds, 3.000% to 3.125%, due
05/15/45 to 05/15/48, a U.S. Treasury Inflation-Indexed Bond,
2.375%, due 01/15/25, U.S. Treasury Inflation-Indexed Notes,
0.125% to 0.750%, due 04/15/21 to 07/15/28 and U.S. Treasury
Notes, 1.625% to 3.125%, due 09/30/20 to 11/15/28. The
aggregate market value of the collateral, including accrued
interest, was $306,000,017.

34	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Credit Agricole Corporate and Investment Bank
$100,000,000	2.530%		03/01/19	$100,000,000
Maturity Value: $100,007,028

Collateralized by U.S. Treasury Bills, 0.000%, due 06/06/19 to
02/27/20, U.S. Treasury Bonds, 4.625% to 7.250%, due
08/15/22 to 02/15/40, U.S. Treasury Inflation-Indexed Notes,
0.125% to 0.375%, due 04/15/19 to 07/15/27 and U.S. Treasury
Notes, 0.875% to 2.125%, due 09/15/19 to 10/31/22. The
aggregate market value of the collateral, including accrued
interest, was $102,000,049.

Daiwa Capital Markets America, Inc.
500,000,000	2.580		03/01/19	500,000,000
Maturity Value: $500,035,833
Collateralized by a U.S. Treasury Note, 2.875%, due 11/30/23. The market value of the collateral, including accrued interest, was $510,000,000.

Fixed Income Clearing Corp.
100,000,000	2.400		03/01/19	100,000,000
Maturity Value: $100,006,667
Collateralized by a U.S. Treasury Bill, 0.000%, due 02/27/20. The market value of the collateral, including accrued interest, was $102,000,002.
1,500,000,000	2.550		03/01/19	1,500,000,000
Maturity Value: $1,500,106,250

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 0.750%
to 2.000%, due 01/15/26 to 02/15/45 and U.S. Treasury Notes,
1.000% to 2.875%, due 09/30/19 to 11/30/25. The aggregate
market value of the collateral, including accrued interest,
was $1,530,000,051.

HSBC Bank PLC
1,700,000,000	2.570		03/01/19	1,700,000,000
Maturity Value: $1,700,121,361

Collateralized by U.S. Treasury Bonds, 3.125% to 7.125%, due
02/15/23 to 11/15/48 and U.S. Treasury Notes, 0.125% to
3.500%, due 05/15/19 to 02/15/27. The aggregate market value of the collateral, including accrued interest, was
$1,734,000,035.

ING Financial Markets LLC
350,000,000	2.560		03/01/19	350,000,000
Maturity Value: $350,024,889

Collateralized by U.S. Treasury Bills, 0.000%, due 04/25/19 to
01/02/20, U.S. Treasury Bonds, 2.750% to 3.125%, due
11/15/42 to 08/15/44, U.S. Treasury Inflation-Indexed Notes,
0.125% to 1.250%, due 04/15/19 to 07/15/20 and U.S. Treasury
Notes, 1.000% to 2.750%, due 04/30/19 to 02/28/26. The
aggregate market value of the collateral, including accrued
interest, was $357,000,084.

J.P. Morgan Securities LLC
153,000,000	2.580		03/01/19	153,000,000
Maturity Value: $153,010,965
Collateralized by U.S. Treasury Notes, 1.625% to 2.500%, due 06/30/19 to 07/31/24. The aggregate market value of the collateral, including accrued interest, was $156,071,273.

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Joint Repurchase Agreement Account I
1,000,000,000	2.589		03/01/19	1,000,000,000
Maturity Value: $1,000,071,919

Merrill Lynch, Pierce, Fenner & Smith, Inc.
100,000,000	2.500		03/01/19	100,000,000
Maturity Value: $100,006,944

Collateralized by a U.S. Treasury Inflation-Indexed Bond,
2.000%, due 01/15/26 and U.S. Treasury Notes, 1.125% to
2.250%, due 02/28/21 to 12/31/23. The aggregate market value of the collateral, including accrued interest, was $102,000,073.

100,000,000	2.550		03/01/19	100,000,000
Maturity Value: $100,007,083

Collateralized by a U.S. Treasury Inflation-Indexed Bond,
2.375%, due 01/15/25 and a U.S. Treasury Note, 2.375%, due
04/30/20. The aggregate market value of the collateral,
including accrued interest, was $102,000,050.

MUFG Securities Americas Inc.
250,000,000	2.550		03/01/19	250,000,000
Maturity Value: $250,017,708

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%,
due 04/15/20 and U.S. Treasury Notes, 1.375% to 3.500%, due
05/15/20 to 02/15/22. The aggregate market value of the
collateral, including accrued interest, was $255,000,036.

MUFG Securities Americas Inc. (Overnight Treasury + 0.02%)
225,000,000	2.570	(b)	03/07/19	225,000,000
Maturity Value: $225,979,813
Settlement Date: 01/10/19

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%,
due 04/15/20 and U.S. Treasury Notes, 1.125% to 2.875%, due
06/30/20 to 08/15/28. The aggregate market value of the
collateral, including accrued interest, was $229,500,048.

Natixis-New York Branch
500,000,000	2.470	(d)	03/07/19	500,000,000
Maturity Value: $503,156,111

Collateralized by U.S. Treasury Bills, 0.000%, due 08/29/19 to
02/27/20, U.S. Treasury Bonds, 2.500% to 3.875%, due
08/15/40 to 11/15/48, U.S. Treasury Inflation-Indexed Bonds,
0.750% to 2.375%, due 01/15/25 to 02/15/42, a U.S. Treasury
Inflation-Indexed Note, 0.125%, due 01/15/23 and U.S.
Treasury Notes, 1.125% to 2.875%, due 04/30/19 to 05/15/27.
The aggregate market value of the collateral, including accrued interest, was $510,000,084.

Norinchukin Bank
35,000,000	2.490		03/07/19	35,000,000
Maturity Value: $35,275,975
Settlement Date: 11/13/18

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.375%
to 1.125%, due 01/15/21 to 01/15/27 and a U.S. Treasury Note,
2.000%, due 11/15/26. The aggregate market value of the
collateral, including accrued interest, was $35,700,006.

110,000,000	2.520		03/15/19	110,000,000
Maturity Value: $110,708,400
Settlement Date: 12/13/18

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29,
U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due
01/15/21 to 01/15/27 and U.S. Treasury Notes, 2.000% to
3.375%, due 11/15/19 to 11/15/26. The aggregate market value of the collateral, including accrued interest, was $112,200,056.

The accompanying notes are an integral part of these financial statements.	35

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements-Unaffiliated Issuers(c) – (continued)
Prudential Insurance Company of America (The)
$7,290,000	2.580%	03/01/19	$7,290,000
Maturity Value: $7,290,522
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/26. The market value of the collateral, including accrued interest, was $7,435,800.
9,432,500	2.580	03/01/19	9,432,500
Maturity Value: $9,433,176
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/45. The market value of the collateral, including accrued interest, was $9,621,150.
9,973,750	2.580	03/01/19	9,973,750
Maturity Value: $9,974,465
Collateralized by a U.S. Treasury Bond, 6.625%, due 02/15/27. The market value of the collateral, including accrued interest, was $10,173,225.
11,362,500	2.580	03/01/19	11,362,500
Maturity Value: $11,363,314
Collateralized by a U.S. Treasury Bond, 7.250%, due 08/15/22. The market value of the collateral, including accrued interest, was $11,589,750.
14,981,250	2.580	03/01/19	14,981,250
Maturity Value: $14,982,324
Collateralized by a U.S. Treasury Note, 2.750%, due 09/15/21. The market value of the collateral, including accrued interest, was $15,280,875.
21,092,500	2.580	03/01/19	21,092,500
Maturity Value: $21,094,012
Collateralized by a U.S. Treasury Bond, 2.875%, due 05/15/43. The market value of the collateral, including accrued interest, was $21,514,350.
44,156,250	2.580	03/01/19	44,156,250
Maturity Value: $44,159,414
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/36. The market value of the collateral, including accrued interest, was $45,039,375.
88,425,000	2.580	03/01/19	88,425,000
Maturity Value: $88,431,337
Collateralized by a U.S. Treasury Floating Rate Note, 2.463%, due 07/31/20. The market value of the collateral, including accrued interest, was $90,193,500.

Wells Fargo Securities LLC
200,000,000	2.520	03/01/19	200,000,000
Maturity Value: $200,014,000

Collateralized by U.S. Treasury Bills, 0.000%, due 05/09/19 to
01/02/20, U.S. Treasury Bonds, 4.375% to 6.250%, due
05/15/30 to 05/15/41, a U.S. Treasury Inflation-Indexed Note,
0.625%, due 07/15/21 and U.S. Treasury Notes, 0.875% to
2.625%, due 04/30/19 to 06/30/23. The aggregate market value of the collateral, including accrued interest, was $204,000,004.

TOTAL REPURCHASE AGREEMENTS- UNAFFILIATED ISSUERS			$9,199,713,750

Repurchase Agreements-Affiliated Issuers(c) – 1.0%
Goldman Sachs & Co.
150,000,000	2.200	03/01/19	150,000,000
Maturity Value: $150,009,167

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%,
due 04/15/19, U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 02/15/44 to 08/15/47, U.S. Treasury Notes,
1.250% to 3.125%, due 05/15/19 to 02/29/20 and U.S. Treasury
Principal-Only Stripped Securities, 0.000%, due 02/15/26 to
11/15/44. The aggregate market value of the collateral,
including accrued interest, was $153,000,001.

TOTAL INVESTMENTS – 100.1%			$15,206,901,610

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(17,353,918)

NET ASSETS – 100.0%			$15,189,547,692

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2019.

(c)	Unless noted, all repurchase agreements were entered into on February 28, 2019. Additional information on Joint Repurchase Agreement Account I appears on page 38.

(d)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

36	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 115.1%
United States Treasury Bills
$22,500,000	2.281%		03/01/19	$22,500,000
99,400,000	2.403		03/01/19	99,400,000
22,000,000	2.383		03/05/19	21,994,256
4,000,000	2.397		03/05/19	3,998,951
12,000,000	2.401		03/05/19	11,996,847
52,900,000	2.402		03/05/19	52,886,099
31,700,000	2.406		03/05/19	31,691,652
348,400,000	2.417		03/05/19	348,308,033
39,500,000	2.418		03/05/19	39,489,554
350,000,000	2.428		03/05/19	349,907,056
64,100,000	2.430		03/05/19	64,082,960
1,000,000	2.394		03/07/19	999,607
11,200,000	2.412		03/12/19	11,191,872
88,400,000	2.418		03/12/19	88,335,714
177,800,000	2.423		03/12/19	177,670,428
191,800,000	2.428		03/12/19	191,659,933
8,600,000	2.342	(a)	03/14/19	8,592,733
48,900,000	2.375		03/19/19	48,842,787
2,900,000	2.413		03/19/19	2,896,556
47,500,000	2.418		03/19/19	47,443,475
985,000,000	2.433		03/19/19	983,820,461
30,000,000	2.386		03/21/19	29,960,833
45,000,000	2.412		03/26/19	44,925,781
75,400,000	2.422		03/26/19	75,275,119
10,000,000	2.423		03/26/19	9,983,438
1,250,000,000	2.428		03/26/19	1,247,925,346
1,500,000	2.406		04/02/19	1,496,847
24,000,000	2.410		04/02/19	23,949,440
58,600,000	2.411		04/02/19	58,476,549
16,500,000	2.415		04/02/19	16,465,167
45,300,000	2.417		04/02/19	45,204,367
1,248,200,000	2.448	(a)	04/02/19	1,245,860,318
86,300,000	2.440	(a)	04/11/19	86,064,113
100,000,000	2.441	(a)	04/11/19	99,726,610
281,300,000	2.546		06/13/19	279,284,641
117,900,000	2.552		06/20/19	116,996,640
486,900,000	2.546		06/27/19	482,942,043
139,100,000	2.573		07/05/19	137,880,441
32,900,000	2.491		07/11/19	32,606,861
7,400,000	2.526		07/11/19	7,333,252
60,600,000	2.536		07/11/19	60,051,166
7,800,000	2.469		07/25/19	7,723,764
7,000,000	2.472		07/25/19	6,931,583
165,800,000	2.515		08/01/19	164,073,608
4,500,000	2.487		08/08/19	4,451,500
2,700,000	2.492		08/08/19	2,670,840
24,300,000	2.494		08/08/19	24,037,560
58,400,000	2.500		08/08/19	57,767,982
11,100,000	2.501		08/08/19	10,979,824
11,100,000	2.502		08/08/19	10,979,750
91,100,000	2.505		08/08/19	90,112,071
9,400,000	2.510		08/22/19	9,288,915
9,600,000	2.515		08/22/19	9,486,320
28,100,000	2.520		08/22/19	27,766,570

U.S. Treasury Obligations – (continued)
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.00%)
327,800,000	2.420	%(b)	01/31/20	327,885,310
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
17,600,000	2.453	(b)	04/30/20	17,605,601
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
496,500,000	2.468	(b)	10/31/19	496,752,018
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.06%)
935,737,000	2.480	(b)	07/31/19	936,105,360
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.07%)
1,110,600,000	2.490	(b)	04/30/19	1,110,756,484
United States Treasury Notes
26,500,000	1.000		03/15/19	26,485,524
24,300,000	1.625		03/31/19	24,282,577
37,700,000	1.250		06/30/19	37,533,109
49,400,000	1.625		06/30/19	49,242,133
3,400,000	0.750		07/15/19	3,376,714
6,300,000	0.875		07/31/19	6,258,156
7,900,000	0.750		08/15/19	7,832,899
36,300,000	3.625		08/15/19	36,470,596
10,700,000	8.125		08/15/19	10,971,274
8,900,000	1.750		09/30/19	8,852,054

TOTAL INVESTMENTS – 115.1%				$10,236,798,042

LIABILITIES IN EXCESS OF OTHER ASSETS – (15.1)%				(1,343,908,490)

NET ASSETS – 100.0%				$8,892,889,552

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion represents a forward commitment.

(b) Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2019.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments

February 28, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At February 28, 2019, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of March 1, 2019, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$1,200,000,000	$1,200,086,303	$1,224,201,872
Treasury Obligations	1,000,000,000	1,000,071,919	1,020,168,227

REPURCHASE AGREEMENTS — At February 28, 2019, the Principal Amounts of certain Funds’ interests in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Treasury Obligations
Bank of Nova Scotia (The)	2.600%	$109,090,909	$90,909,091
BNP Paribus	2.590	654,545,455	545,454,545
Citigroup Global Markets, Inc.	2.600	109,090,909	90,909,091
Credit Agricole Corporate and Investment Bank	2.580	327,272,727	272,727,273

TOTAL		$1,200,000,000	$1,000,000,000

At February 28, 2019, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bills	0.000%	03/05/19 to 02/27/20
U.S. Treasury Bonds	2.250 to 7.875	02/15/21 to 08/15/49
U.S. Treasury Floating Rate Notes	2.463	07/31/20
U.S. Treasury Inflation-Indexed Bonds	0.875 to 3.625	04/15/28 to 02/15/47
U.S. Treasury Inflation-Indexed Notes	0.125 to 0.625	04/15/21 to 07/15/27
U.S. Treasury Interest-Only Stripped Securities	0.000	05/15/21 to 05/15/48
U.S. Treasury Notes	0.875 to 2.875	09/15/19 to 08/15/28
U.S. Treasury Principal-Only Stripped Securities	0.000	11/15/22 to 05/15/47

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT III — At February 28, 2019, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of March 1, 2019, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$3,939,800,000	$3,940,083,987	$4,053,332,481
Money Market	2,760,000,000	2,760,198,945	2,839,534,405
Prime Obligations	1,100,000,000	1,100,079,290	1,131,698,495

REPURCHASE AGREEMENTS — At February 28, 2019, the Principal Amounts of certain Funds’ interests in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations
ABN Amro Bank N.V.	2.600%	$324,454,118	$227,294,118	$90,588,235
Bank of America, N.A.	2.580	231,752,941	162,352,941	64,705,882
Bank of Nova Scotia (The)	2.620	1,019,712,941	714,352,941	284,705,883
BNP Paribas	2.610	231,752,941	162,352,941	64,705,882
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.570	834,310,588	584,470,588	232,941,177
Wells Fargo Securities, LLC	2.590	1,297,816,471	909,176,471	362,352,941

TOTAL		$3,939,800,000	$2,760,000,000	$1,100,000,000

At February 28, 2019, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	2.450 to 4.150%	03/01/21 to 06/27/33
Federal Home Loan Bank	3.930	07/11/33
Federal Home Loan Mortgage Corp.	2.000 to 9.500	11/01/19 to 03/01/49
Federal Home Loan Mortgage Corp. Stripped Securities	0.000	07/15/32
Federal National Mortgage Association	1.750 to 7.500	03/01/19 to 03/01/49
Federal National Mortgage Association Stripped Securities	0.000	03/23/28 to 11/15/30
Government National Mortgage Association	2.500 to 7.500	09/15/24 to 02/20/49
U.S. Treasury Bonds	2.750 to 3.375	11/15/47 to 11/15/48
U.S. Treasury Inflation-Indexed Bonds	2.375 to 3.875	01/15/25 to 04/15/29
U.S. Treasury Inflation-Indexed Notes	0.125	01/15/22
U.S. Treasury Interest-Only Stripped Securities	0.000	08/15/37
U.S. Treasury Notes	1.250 to 2.875	11/30/19 to 11/15/24

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities

February 28, 2019 (Unaudited)

	Federal Instruments Fund	Government Fund	Money Market Fund	Prime Obligations Fund
Assets:
Investments, at value (cost $1,077,113,224, $41,463,967,658, $9,129,913,741 and $3,396,770,543)	$1,077,113,224	$41,463,967,658	$9,133,953,476	$3,397,914,069
Repurchase agreements, at value — unaffiliated issuers (cost $0, $59,755,011,250, $4,122,000,000 and $1,436,000,000)	—	59,755,011,250	4,122,000,244	1,436,000,360
Repurchase agreements, at value — affiliated issuers (cost $0, $650,000,000, $0 and $0)	—	650,000,000	—	—
Cash	7,625	486,406,280	32,417,796	42,650
Receivables:
Investments sold	1,495,276	1,188,667,803	—	—
Reimbursement from investment advisor	12,760	—	—	—
Interest	642,451	117,253,681	16,544,334	6,111,647
Fund shares sold	29,373	22,812,846	—	10,774,646
Other assets	2,985	518,836	57,325	18,459
Total assets	1,079,303,694	103,684,638,354	13,304,973,175	4,850,861,831

Liabilities:
Payables:
Investments purchased	189,101,978	3,130,091,517	355,314,092	87,618,807
Fund shares redeemed	—	39,312,760	—	4,165,804
Dividend distribution	529,201	92,832,268	12,648,556	3,502,766
Management fees	109,768	12,435,559	991,898	340,221
Distribution and Service fees and Transfer Agency fees	6,873	802,703	98,847	33,896
Accrued expenses	212,275	3,113,754	267,130	198,230
Total liabilities	189,960,095	3,278,588,561	369,320,523	95,859,724

Net Assets:
Paid-in capital	889,321,763	100,401,165,797	12,931,454,349	4,753,791,640
Total distributable earnings	21,836	4,883,996	4,198,303	1,210,467
NET ASSETS	$889,343,599	$100,406,049,793	$12,935,652,652	$4,755,002,107
Net Assets:
Institutional Shares	$811,781,938	$91,021,628,790	$12,901,986,354	$4,615,641,285
Select Shares	48,414	656,196,087	26,174,275	92,570,051
Preferred Shares	7,738,565	737,386,658	1,840,532	2,606,914
Capital Shares	880,722	1,778,565,601	4,805,957	5,062,083
Administration Shares	58,276,761	5,202,651,346	838,463	34,009,557
Premier Shares	51,034	227,339,223	1,029	1,029
Service Shares	10,515,563	598,646,788	4,000	5,109,147
Class A Shares	—	70,105,609	—	—
Class C Shares	—	4,588,536	—	—
Resource Shares	—	56,085,518	1,023	1,022
Cash Management Shares	50,602	7,046,525	1,019	1,019
Class R6 Shares	—	45,809,112	—	—
Total Net Assets	$889,343,599	$100,406,049,793	$12,935,652,652	$4,755,002,107
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	811,766,501	91,017,196,313	12,895,614,416	4,613,388,333
Select Shares	48,413	656,164,160	26,162,144	92,541,432
Preferred Shares	7,738,418	737,350,737	1,839,671	2,606,127
Capital Shares	880,705	1,778,479,004	4,803,657	5,059,989
Administration Shares	58,275,652	5,202,397,955	838,107	33,995,175
Premier Shares	51,033	227,328,150	1,029	1,028
Service Shares	10,515,363	598,617,626	3,999	5,107,599
Class A Shares	—	70,102,212	—	—
Class C Shares	—	4,588,312	—	—
Resource Shares	—	56,082,798	1,023	1,021
Cash Management Shares	50,601	7,046,182	1,018	1,019
Class R6 Shares	—	45,806,884	—	—
Net asset value, offering and redemption price per share:
Institutional Shares	$1.00	$1.00	$1.0005	$1.0005
Select Shares	1.00	1.00	1.0005	1.0003
Preferred Shares	1.00	1.00	1.0005	1.0003
Capital Shares	1.00	1.00	1.0005	1.0004
Administration Shares	1.00	1.00	1.0004	1.0004
Premier Shares	1.00	1.00	1.0005	1.0004
Service Shares	1.00	1.00	1.0002	1.0003
Class A Shares	—	1.00	—	—
Class C Shares	—	1.00	—	—
Resource Shares	—	1.00	1.0005	1.0004
Cash Management Shares	1.00	1.00	1.0005	1.0004
Class R6 Shares	—	1.00	—	—

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

	Treasury Instruments Fund	Treasury Obligations Fund	Treasury Solutions Fund
Assets:
Investments based on amortized cost	$58,664,708,694	$5,857,187,860	$10,236,798,042
Repurchase agreements based on amortized cost — unaffiliated issuers	—	9,199,713,750	—
Repurchase agreements based on amortized cost — affiliated issuers	—	150,000,000	—
Cash	83,493	148,753,266	155,435
Receivables:
Investments sold	697,049,289	309,622,482	94,784,814
Interest	39,940,761	11,692,760	6,385,083
Fund shares sold	4,878,576	1,510,791	478,764
Other assets	298,989	86,410	49,347
Total assets	59,406,959,802	15,678,567,319	10,338,651,485

Liabilities:
Payables:
Investments purchased	6,712,061,661	467,378,348	1,440,243,774
Dividend distribution	36,856,631	16,602,264	3,752,969
Management fees	7,228,774	2,152,164	1,204,193
Distribution and Service fees and Transfer Agency fees	404,041	119,587	94,689
Fund shares redeemed	3,608,344	1,524,120	11,344
Accrued expenses	1,550,804	1,243,144	454,964
Total liabilities	6,761,710,255	489,019,627	1,445,761,933

Net Assets:
Paid-in capital	52,644,588,312	15,188,533,799	8,892,830,499
Total distributable earnings	661,235	1,013,893	59,053
NET ASSETS	$52,645,249,547	$15,189,547,692	$8,892,889,552
Net Assets:
Institutional Shares	$49,173,003,519	$11,277,421,295	$7,920,939,117
Select Shares	329,535,195	49,017,373	5,865,274
Preferred Shares	58,961,327	400,152,513	65,945,555
Capital Shares	581,695,730	563,055,267	170,570,750
Administration Shares	2,292,341,060	1,758,556,129	379,729,538
Premier Shares	131,124,996	16,846,790	138,038,823
Service Shares	68,938,832	1,124,452,573	109,113,829
Resource Shares	1,015	1,016	1,015
Cash Management Shares	9,647,873	44,736	102,685,651
Total Net Assets	$52,645,249,547	$15,189,547,692	$8,892,889,552
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	49,172,388,250	11,276,668,596	7,920,886,521
Select Shares	329,531,075	49,014,104	5,865,235
Preferred Shares	58,960,589	400,125,802	65,945,117
Capital Shares	581,688,456	563,017,696	170,569,618
Administration Shares	2,292,312,378	1,758,438,714	379,727,015
Premier Shares	131,123,354	16,845,666	138,037,906
Service Shares	68,937,970	1,124,377,474	109,113,104
Resource Shares	1,015	1,016	1,015
Cash Management Shares	9,647,752	44,733	102,684,968
Net asset value, offering and redemption price per share:
Institutional Shares	$1.00	$1.00	$1.00
Select Shares	1.00	1.00	1.00
Preferred Shares	1.00	1.00	1.00
Capital Shares	1.00	1.00	1.00
Administration Shares	1.00	1.00	1.00
Premier Shares	1.00	1.00	1.00
Service Shares	1.00	1.00	1.00
Resource Shares	1.00	1.00	1.00
Cash Management Shares	1.00	1.00	1.00

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations

For the Six Months Ended February 28, 2019 (Unaudited)

	Federal Instruments Fund	Government Fund	Money Market Fund	Prime Obligations Fund
Investment income:

Interest income — from unaffiliated issuers	$7,709,951	$1,176,433,096	$149,799,604	$49,502,015

Interest income — from affiliated issuers	—	1,672,690	—	—

Total investment income	7,709,951	1,178,105,786	149,799,604	49,502,015

Expenses:
Fund-Level Expenses:

Management fees	601,204	81,126,104	9,460,555	3,128,429

Professional fees	54,138	60,455	49,134	51,984

Transfer Agency fees	33,400	5,070,381	591,285	195,527

Registration fees	27,951	625,513	290,447	127,742

Custody, accounting and administrative services	26,415	1,687,191	250,426	97,033

Trustee fees	8,609	99,451	16,204	12,000

Printing and mailing fees	—	238,028	25,389	13,163

Other	22,806	316,644	32,641	29,584
Subtotal	774,523	89,223,767	10,716,081	3,655,462
Class Specific Expenses:

Administration Share fees	70,511	6,512,330	2,329	31,765

Service Share fees	23,996	1,511,209	187	12,994

Preferred Share fees	4,127	457,508	950	1,304

Select Share fees	7	96,814	4,880	10,336

Capital Share fees	1,149	1,088,697	276	3,385

Resource Share fees	—	156,859	2	2

Premier Share fees	89	335,180	2	2

Cash Management Share fees	125	19,501	2	2

Class C Share fees	—	5,812	—	—

Distribution fees — Cash Management Shares	75	11,700	2	1

Distribution fees — Resource Shares	—	47,058	1	1

Distribution and Service fees — Class A Shares	—	79,298	—	—

Distribution fees — Class C Shares	—	17,436	—	—

Total expenses	874,602	99,563,169	10,724,712	3,715,254

Less — expense reductions	(118,700)	(296)	(3,742,560)	(1,294,729)

Net expenses	755,902	99,562,873	6,982,152	2,420,525

NET INVESTMENT INCOME	$6,954,049	$1,078,542,913	$142,817,452	$47,081,490

Net realized gain (loss) from investment transactions	3,268	1,062,354	(118,060)	19,057

Net change in unrealized gain from investment transactions	—	—	2,748,122	708,385

Net realized and unrealized gain	3,268	1,062,354	2,630,062	727,442

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,957,317	$1,079,605,267	$145,447,514	$47,808,932

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

	Treasury Instruments Fund	Treasury Obligations Fund	Treasury Solutions Fund
Investment income:

Interest income — from unaffiliated issuers	$637,687,111	$183,495,280	$103,687,619

Interest income — from affiliated issuers	—	284,180	—

Total investment income	637,687,111	183,779,460	103,687,619

Expenses:
Fund-Level Expenses:

Management fees	50,026,427	14,153,090	8,096,084

Transfer Agency fees	2,779,246	786,283	449,782

Custody, accounting and administrative services	937,068	295,519	163,565

Printing and mailing fees	273,864	25,536	26,976

Registration fees	227,335	111,380	53,147

Trustee fees	58,761	20,540	23,283

Professional fees	54,882	58,613	55,027

Other	192,167	119,902	54,199
Subtotal	54,549,750	15,570,863	8,922,063
Class Specific Expenses:

Administration Share fees	3,011,567	2,259,062	392,944

Service Share fees	452,703	2,996,648	322,401

Preferred Share fees	22,680	128,509	14,753

Select Share fees	52,237	11,517	962

Capital Share fees	384,435	240,576	124,347

Resource Share fees	2	3	3

Premier Share fees	235,758	26,946	215,651

Cash Management Share fees	15,206	101	204,481

Distribution fees — Cash Management Shares	9,123	60	122,688

Distribution fees — Resource Shares	1	1	1

Total expenses	58,733,462	21,234,286	10,320,294

Less — expense reductions	(71)	(21)	(11)

Net expenses	58,733,391	21,234,265	10,320,283

NET INVESTMENT INCOME	$578,953,720	$162,545,195	$93,367,336

Net realized gain (loss) from investment transactions	(696,983)	740,476	(88,682)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$578,256,737	$163,285,671	$93,278,654

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Federal Instruments Fund			Government Fund
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018		For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018
From operations:
Net investment income	$6,954,049	$7,770,882		$1,078,542,913	$1,262,100,931
Net realized gain (loss) from investment transactions	3,268	(3,809)		1,062,354	20,449
Net increase in net assets resulting from operations	6,957,317	7,767,073		1,079,605,267	1,262,121,380

Distributions to shareholders:

From distributable earnings:
Institutional Shares	(6,246,692)	(6,922,945	)(a)	(987,481,758)	(1,157,085,399	)(a)
Select Shares	(494)	(620	)(a)	(6,822,680)	(26,372,855	)(a)
Preferred Shares	(84,511)	(11,468	)(a)	(9,261,231)	(10,128,118	)(a)
Capital Shares	(13,826)	(140,311	)(a)	(14,659,932)	(12,902,791	)(a)
Administration Shares	(521,470)	(575,410	)(a)	(49,839,307)	(46,579,598	)(a)
Premier Shares	(440)	(495	)(a)	(1,729,594)	(1,870,618	)(a)
Service Shares	(76,956)	(117,449	)(a)	(4,963,193)	(3,854,546	)(a)
Class A Shares	—	—		(601,179)	(670,689	)(a)
Class C Shares	—	—		(26,558)	(20,492	)(a)
Resource Shares	—	—		(466,581)	(492,465	)(a)
Cash Management Shares	(326)	(266	)(a)	(53,403)	(33,066	)(a)
Class R6 Shares	—	—		(596,310)	(381,000	)(a)
Total distributions to shareholders	(6,944,715)	(7,768,964)		(1,076,501,726)	(1,260,391,637)

From share transactions:
Proceeds from sales of shares	822,109,494	1,597,928,128		461,766,097,866	814,016,972,049
Reinvestment of distributions	5,885,662	7,165,769		507,981,875	623,990,529
Cost of shares redeemed	(525,431,890)	(1,657,023,195)		(466,729,628,922)	(798,295,133,217)
Net increase (decrease) in net assets resulting from share transactions	302,563,266	(51,929,298)		(4,455,549,181)	16,345,829,361
NET INCREASE (DECREASE)	302,575,868	(51,931,189)		(4,452,445,640)	16,347,559,104

Net assets:(b)
Beginning of period	586,767,731	638,698,920		104,858,495,433	88,510,936,329
End of period	$889,343,599	$586,767,731		$100,406,049,793	$104,858,495,433

(a)	Prior year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:	Institutional Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Class A Shares	Class C Shares	Resource Shares	Cash Management Shares	Class R6 Shares
Federal Instruments Fund	(6,922,945)	(620)	(11,468)	(140,141)	(575,410)	(495)	(117,449)	—	—	—	(266)	—
Government Fund	(1,156,282,021)	(26,367,861)	(10,117,010)	(12,892,038)	(46,542,413)	(1,869,215)	(3,849,639)	(670,107)	(20,451)	(491,874)	(33,011)	(380,587)

Distributions from net realized gains:	Institutional Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Class A Shares	Class C Shares	Resource Shares	Cash Management Shares	Class R6 Shares
Federal Instruments Fund	—	—	—	(170)	—	—	—	—	—	—	—	—
Government Fund	(803,378)	(4,994)	(11,108)	(10,753)	(37,185)	(1,403)	(4,907)	(582)	(41)	(591)	(55)	(413)

(b)	Prior fiscal year information has been revised to conform with current year presentation. Undistributed net investment income was $14,706 and $6,714,936 for the Federal Instruments Fund and Government Fund, respectively as of August 31, 2018.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Money Market Fund			Prime Obligations Fund
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018		For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018
From operations:

Net investment income	$142,817,452	$94,866,940		$47,081,490	$40,110,969

Net realized gain (loss) from investment transactions	(118,060)	266,263		19,057	128,347

Net change in unrealized gain from investment transactions	2,748,122	858,850		708,385	208,988

Net increase in net assets resulting from operations	145,447,514	95,992,053		47,808,932	40,448,304

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(142,131,837)	(94,703,705	)(a)	(45,808,408)	(39,411,524	)(a)

Select Shares	(384,038)	(336,271	)(a)	(822,812)	(614,919	)(a)

Preferred Shares	(21,778)	(16,262	)(a)	(30,076)	(23,515	)(a)

Capital Shares	(4,557)	(18	)(a)	(50,319)	(22,792	)(a)

Administration Shares	(19,544)	(48,591	)(a)	(279,485)	(151,862	)(a)

Premier Shares	(11)	(14	)(a)	(11)	(15	)(a)

Service Shares	(720)	(4,434	)(a)	(51,330)	(6,003	)(a)

Resource Shares	(11)	(14	)(a)	(11)	(15	)(a)

Cash Management Shares	(9)	(11	)(a)	(9)	(11	)(a)

Total distributions to shareholders	(142,562,505)	(95,109,320)		(47,042,461)	(40,230,656)

From share transactions:

Proceeds from sales of shares	40,821,448,774	46,362,347,251		6,694,234,668	13,545,751,948

Reinvestment of distributions	65,155,993	45,984,373		29,472,051	24,278,845

Cost of shares redeemed	(39,564,732,505)	(37,357,864,040)		(5,812,996,978)	(11,218,581,295)

Net increase in net assets resulting from share transactions	1,321,872,262	9,050,467,584		910,709,741	2,351,449,498

NET INCREASE	1,324,757,271	9,051,350,317		911,476,212	2,351,667,146

Net assets:(b)

Beginning of period	11,610,895,381	2,559,545,064		3,843,525,895	1,491,858,749

End of period	$12,935,652,652	$11,610,895,381		$4,755,002,107	$3,843,525,895

(a)	Prior year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:	Institutional Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Resource Shares	Cash Management Shares
Money Market Fund	(94,462,241)	(335,508)	(16,206)	(18)	(48,499)	(14)	(4,429)	(14)	(11)
Prime Obligations Fund	(39,294,800)	(612,433)	(23,379)	(22,720)	(151,617)	(15)	(5,979)	(15)	(11)

Distributions from net realized gains:	Institutional Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Resource Shares	Cash Management Shares
Money Market Fund	(241,464)	(763)	(56)	—	(92)	—	(5)	—	—
Prime Obligations Fund	(116,724)	(2,486)	(136)	(72)	(245)	—	(24)	—	—

(b)	Prior fiscal year information has been revised to conform with current year presentation. Distributions in excess of net investment income was $(3,582) and $(380) for the Money Market Fund and Prime Obligations Fund, respectively as of August 31, 2018.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Treasury Instruments Fund			Treasury Obligations Fund
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018		For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018
From operations:

Net investment income	$578,953,720	$669,188,022		$162,545,195	$216,240,443

Net realized gain (loss) from investment transactions	(696,983)	(1,062,940)		740,476	303,622

Net increase in net assets resulting from operations	578,256,737	668,125,082		163,285,671	216,544,065

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(544,241,250)	(631,771,179	)(a)	(129,041,743)	(183,017,133	)(a)

Select Shares	(3,596,445)	(1,088,083	)(a)	(786,587)	(1,479,694	)(a)

Preferred Shares	(455,204)	(555,409	)(a)	(2,636,837)	(2,135,434	)(a)

Capital Shares	(5,044,444)	(7,223,408	)(a)	(3,188,880)	(3,837,660	)(a)

Administration Shares	(22,188,002)	(25,621,041	)(a)	(17,033,648)	(16,261,506	)(a)

Premier Shares	(1,171,984)	(1,059,275	)(a)	(138,325)	(68,491	)(a)

Service Shares	(1,439,361)	(233,786	)(a)	(9,820,786)	(9,784,439	)(a)

Resource Shares	(8)	(9	)(a)	(8)	(8	)(a)

Cash Management Shares	(42,330)	(297	)(a)	(268)	(362	)(a)

Total distributions to shareholders	(578,179,028)	(667,552,487)		(162,647,082)	(216,584,727)

From share transactions:

Proceeds from sales of shares	120,778,091,365	215,655,170,491		93,206,581,535	142,342,952,985

Reinvestment of distributions	332,063,163	392,776,668		57,970,549	89,393,406

Cost of shares redeemed	(122,996,670,864)	(209,935,305,042)		(92,501,464,011)	(145,821,281,209)

Net increase (decrease) in net assets resulting from share transactions	(1,886,516,336)	6,112,642,117		763,088,073	(3,388,934,818)

NET INCREASE (DECREASE)	(1,886,438,627)	6,113,214,712		763,726,662	(3,388,975,480)

Net assets:(b)

Beginning of period	54,531,688,174	48,418,473,462		14,425,821,030	17,814,796,510

End of period	$52,645,249,547	$54,531,688,174		$15,189,547,692	$14,425,821,030

(a)	Prior year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:	Institutional Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Resource Shares	Cash Management Shares
Treasury Instruments Fund	(631,727,882)	(1,088,061)	(555,366)	(7,222,661)	(25,618,691)	(1,059,219)	(233,755)	(9)	(297)
Treasury Obligations Fund	(182,742,081)	(1,477,682)	(2,130,572)	(3,831,207)	(16,228,708)	(68,491)	(9,761,043)	(8)	(359)

Distributions from net realized gains:	Institutional Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Resource Shares	Cash Management Shares
Treasury Instruments Fund	(43,297)	(22)	(43)	(747)	(2,350)	(56)	(31)	—	—
Treasury Obligations Fund	(275,052)	(2,012)	(4,862)	(6,453)	(32,798)	—	(23,396)	—	(3)

(b)	Prior fiscal year information has been revised to conform with current year presentation. Undistributed net investment income was $4,097,675 and $992,202 for the Treasury Instruments Fund and Treasury Obligations Fund, respectively as of August 31, 2018.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Treasury Solutions Fund
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018
From operations:

Net investment income	$93,367,336	$116,416,989

Net realized gain (loss) from investment transactions	(88,682)	705,244

Net increase in net assets resulting from operations	93,278,654	117,122,233

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(85,752,040)	(109,839,322	)(a)

Select Shares	(66,031)	(106,224	)(a)

Preferred Shares	(303,110)	(515,373	)(a)

Capital Shares	(1,620,694)	(2,131,692	)(a)

Administration Shares	(2,905,319)	(3,082,405	)(a)

Premier Shares	(1,093,377)	(474,955	)(a)

Service Shares	(1,029,021)	(1,182,598	)(a)

Resource Shares	(8)	(8	)(a)
Cash Management Shares	(556,830)	(136,411	)(a)

Total distributions to shareholders	(93,326,430)	(117,468,988)

From share transactions:

Proceeds from sales of shares	20,334,477,438	37,150,719,127

Reinvestment of distributions	67,695,177	81,317,670

Cost of shares redeemed	(19,954,988,986)	(38,074,196,148)

Net increase (decrease) in net assets resulting from share transactions	447,183,629	(842,159,351)

NET INCREASE (DECREASE)	447,135,853	(842,506,106)

Net assets:(b)

Beginning of period	8,445,753,699	9,288,259,805

End of period	$8,892,889,552	$8,445,753,699

(a)	Prior year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:	Institutional Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Class A Shares	Class C Shares	Resource Shares	Cash Management Shares
Treasury Solutions Fund	(108,867,455)	(105,211)	(511,284)	(2,109,950)	(3,051,952)	(471,286)	(1,166,476)	—	—	(8)	(133,367)

Distributions from net realized gains:	Institutional Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Class A Shares	Class C Shares	Resource Shares	Cash Management Shares
Treasury Solutions Fund	(971,867)	(1,013)	(4,089)	(21,742)	(30,453)	(3,669)	(16,122)	—	—	—	(3,044)

(b)	Prior fiscal year information has been revised to conform with current year presentation. Undistributed net investment income was $83,593 as of August 31, 2018.

The accompanying notes are an integral part of these financial statements.	47

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2016*
			2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.010		0.013	0.005	0.002

Net realized loss	—	(b)	— (b)	— (b)	—	(b)

Total from investment operations	0.010		0.013	0.005	0.002

Distributions to shareholders from net investment income	(0.010)		(0.013)	(0.005)	(0.002)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.010)		(0.013)	(0.005)	(0.002)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return(d)	1.05%		1.34%	0.52%	0.16%

Net assets, end of period (in 000’s)	$811,782		$508,647	$556,458	$577,395

Ratio of net expenses to average net assets	0.19	%(e)	0.20%	0.20%	0.20	%(e)

Ratio of total expenses to average net assets	0.23	%(e)	0.25%	0.28%	0.39	%(e)

Ratio of net investment income to average net assets	2.11	%(e)	1.33%	0.51%	0.19	%(e)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

48	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund
	Select Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2016*
			2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.010		0.013	0.005	0.001

Net realized gain	—	(b)	— (b)	— (b)	—	(b)

Total from investment operations	0.010		0.013	0.005	0.001

Distributions to shareholders from net investment income	(0.010)		(0.013)	(0.005)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.010)		(0.013)	(0.005)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return(d)	1.03%		1.31%	0.49%	0.13%

Net assets, end of period (in 000’s)	$48		$48	$47	$50

Ratio of net expenses to average net assets	0.22%		0.23%	0.23%	0.23	%(e)

Ratio of total expenses to average net assets	0.26	%(e)	0.28%	0.31%	0.42	%(e)

Ratio of net investment income to average net assets	2.07	%(e)	1.30%	0.48%	0.14	%(e)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	49

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund
	Preferred Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2016*
			2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.018		0.012	0.004	0.001

Net realized loss	(0.008)		— (b)	— (b)	—	(b)

Total from investment operations	0.010		0.012	0.004	0.001

Distributions to shareholders from net investment income	(0.010)		(0.012)	(0.004)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.010)		(0.012)	(0.004)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return(d)	1.00%		1.24%	0.42%	0.08%

Net assets, end of period (in 000’s)	$7,739		$2,386	$50	$50

Ratio of net expenses to average net assets	0.29	%(e)	0.30%	0.30%	0.29	%(e)

Ratio of total expenses to average net assets	0.33	%(e)	0.35%	0.38%	0.49	%(e)

Ratio of net investment income to average net assets	2.05	%(e)	1.43%	0.41%	0.08	%(e)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

50	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund
	Capital Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2016*
			2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.003		0.012	0.003	—	(b)

Net realized gain	0.007		— (b)	0.001	—	(b)

Total from investment operations	0.010		0.012	0.004	—	(b)

Distributions to shareholders from net investment income	(0.010)		(0.012)	(0.004)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.010)		(0.012)	(0.004)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return(d)	0.97%		1.19%	0.37%	0.05%

Net assets, end of period (in 000’s)	$881		$5,136	$16,147	$50

Ratio of net expenses to average net assets	0.34	%(e)	0.35%	0.35%	0.33	%(e)

Ratio of total expenses to average net assets	0.38	%(e)	0.40%	0.43%	0.54	%(e)

Ratio of net investment income to average net assets	1.80	%(e)	1.04%	0.31%	0.04	%(e)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	51

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund
	Administration Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2016*
			2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.009		0.011	0.003	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	—	(b)

Total from investment operations	0.009		0.011	0.003	—	(b)

Distributions to shareholders from net investment income	(0.009)		(0.011)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.009)		(0.011)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return(d)	0.92%		1.09%	0.27%	0.01%

Net assets, end of period (in 000’s)	$58,277		$59,447	$50,768	$43,835

Ratio of net expenses to average net assets	0.44	%(e)	0.45%	0.45%	0.39	%(e)

Ratio of total expenses to average net assets	0.48	%(e)	0.50%	0.53%	0.64	%(e)

Ratio of net investment income (loss) to average net assets	1.85	%(e)	1.08%	0.26%	(0.01	)%(e)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

52	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund
	Premier Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2016*
			2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.009		0.010	0.002	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	—	(b)

Total from investment operations	0.009		0.010	0.002	—	(b)

Distributions to shareholders from net investment income	(0.009)		(0.010)	(0.002)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.009)		(0.010)	(0.002)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return(d)	0.87%		0.99%	0.19%	0.01%

Net assets, end of period (in 000’s)	$51		$51	$50	$50

Ratio of net expenses to average net assets	0.54	%(e)	0.55%	0.53%	0.38	%(e)

Ratio of total expenses to average net assets	0.58	%(e)	0.60%	0.63%	0.74	%(e)

Ratio of net investment income to average net assets	1.75	%(e)	0.99%	0.19%	—	%(e)(f)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	53

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2016*
			2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.006		0.008	0.001	—	(b)

Net realized gain	0.002		— (b)	— (b)	—	(b)

Total from investment operations	0.008		0.008	0.001	—	(b)

Distributions to shareholders from net investment income	(0.008)		(0.008)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.008)		(0.008)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return(d)	0.80%		0.84%	0.10%	0.01%

Net assets, end of period (in 000’s)	$10,516		$11,003	$15,129	$14,949

Ratio of net expenses to average net assets	0.69	%(e)	0.70%	0.62%	0.39	%(e)

Ratio of total expenses to average net assets	0.73	%(e)	0.75%	0.78%	0.89	%(e)

Ratio of net investment income (loss) to average net assets	1.61	%(e)	0.83%	0.09%	(0.01	)%(e)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

54	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund
	Cash Management Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016*
			2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00

Net investment income(a)	0.006		0.005	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	—	(b)	—	(b)

Total from investment operations	0.006		0.005	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.006)		(0.005)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.006)		(0.005)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00

Total return(d)	0.65%		0.53%	0.01%		0.01%

Net assets, end of period (in 000’s)	$51		$50	$50		$50

Ratio of net expenses to average net assets	0.99	%(e)	1.00%	0.71%		0.38	%(e)

Ratio of total expenses to average net assets	1.03	%(e)	1.05%	1.08%		1.19	%(e)

Ratio of net investment income to average net assets	1.31	%(e)	0.53%	0.01%		—	%(e)(f)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	55

FINANCIAL SQUARE GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.011		0.014	0.006	0.002	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	0.011		0.014	0.006	0.002	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.011)		(0.014)	(0.006)	(0.002)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.011)		(0.014)	(0.006)	(0.002)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	1.07%		1.38%	0.55%	0.20%	0.01%		0.01%

Net assets, end of period (in 000’s)	$91,021,629		$96,230,361	$79,411,937	$63,804,041	$29,753,210		$22,069,515

Ratio of net expenses to average net assets	0.18	%(e)	0.17%	0.18%	0.18%	0.14%		0.12%

Ratio of total expenses to average net assets	0.18	%(e)	0.19%	0.23%	0.23%	0.23%		0.23%

Ratio of net investment income to average net assets	2.15	%(e)	1.39%	0.55%	0.21%	0.01%		—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

56	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund
	Select Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.007		0.013	0.005	0.002	—	(b)	—	(b)

Net realized gain	0.004		— (b)	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	0.011		0.013	0.005	0.002	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.011)		(0.013)	(0.005)	(0.002)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.011)		(0.013)	(0.005)	(0.002)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	1.05%		1.35%	0.52%	0.17%	0.01%		0.01%

Net assets, end of period (in 000’s)	$656,196		$598,258	$2,921,971	$2,471,275	$203,098		$101,446

Ratio of net expenses to average net assets	0.21	%(e)	0.20%	0.21%	0.21%	0.14%		0.12%

Ratio of total expenses to average net assets	0.21	%(e)	0.22%	0.26%	0.26%	0.26%		0.26%

Ratio of net investment income to average net assets	2.12	%(e)	1.19%	0.52%	0.21%	0.01%		—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	57

FINANCIAL SQUARE GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund
	Preferred Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.010		0.013	0.004	0.001	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	0.001	— (b)	—	(b)	—	(b)

Total from investment operations	0.010		0.013	0.005	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.010)		(0.013)	(0.005)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.010)		(0.013)	(0.005)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	1.02%		1.28%	0.45%	0.12%	0.01%		0.01%

Net assets, end of period (in 000’s)	$737,387		$1,330,598	$553,781	$536,818	$249,542		$266,881

Ratio of net expenses to average net assets	0.28	%(e)	0.27%	0.28%	0.27%	0.14%		0.12%

Ratio of total expenses to average net assets	0.28	%(e)	0.29%	0.33%	0.33%	0.33%		0.33%

Ratio of net investment income to average net assets	2.03	%(e)	1.32%	0.43%	0.13%	0.01%		—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

58	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund
	Capital Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.011		0.012	0.004	0.001	—	(b)	—	(b)

Net realized loss	(0.001)		— (b)	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	0.010		0.012	0.004	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.010)		(0.012)	(0.004)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.010)		(0.012)	(0.004)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.99%		1.22%	0.40%	0.08%	0.01%		0.01%

Net assets, end of period (in 000’s)	$1,778,566		$1,287,999	$893,496	$1,390,271	$1,174,099		$1,113,078

Ratio of net expenses to average net assets	0.33	%(e)	0.32%	0.33%	0.30%	0.14%		0.12%

Ratio of total expenses to average net assets	0.33	%(e)	0.34%	0.38%	0.38%	0.38%		0.38%

Ratio of net investment income to average net assets	2.02	%(e)	1.24%	0.37%	0.07%	0.01%		—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	59

FINANCIAL SQUARE GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund
	Administration Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.011		0.011	0.003	—	(b)	—	(b)	—	(b)

Net realized loss	(0.002)		— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.009		0.011	0.003	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.009)		(0.011)	(0.003)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.009)		(0.011)	(0.003)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.94%		1.12%	0.30%	0.02%		0.01%		0.01%

Net assets, end of period (in 000’s)	$5,202,651		$4,454,065	$4,138,362	$2,673,689		$1,920,203		$1,939,309

Ratio of net expenses to average net assets	0.43	%(e)	0.42%	0.43%	0.36%		0.14%		0.12%

Ratio of total expenses to average net assets	0.43	%(e)	0.44%	0.48%	0.48%		0.48%		0.48%

Ratio of net investment income to average net assets	1.92	%(e)	1.13%	0.32%	0.01%		0.01%		—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

60	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund
	Premier Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.009		0.010	0.003	—	(b)	—	(b)	—	(b)

Net realized loss	—	(b)	— (b)	(0.001)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.009		0.010	0.002	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.009)		(0.010)	(0.002)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.009)		(0.010)	(0.002)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.89%		1.02%	0.22%	0.02%		0.01%		0.01%

Net assets, end of period (in 000’s)	$227,339		$168,032	$101,311	$1		$1		$1

Ratio of net expenses to average net assets	0.53	%(e)	0.52%	0.52%	0.20%		0.14%		0.12%

Ratio of total expenses to average net assets	0.53	%(e)	0.54%	0.58%	0.58%		0.58%		0.58%

Ratio of net investment income to average net assets	1.81	%(e)	0.99%	0.28%	0.40%		0.40%		—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	61

FINANCIAL SQUARE GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.009		0.009	0.001	—	(b)	—	(b)	—	(b)

Net realized loss	(0.001)		— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.008		0.009	0.001	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.008)		(0.009)	(0.001)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.008)		(0.009)	(0.001)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.82%		0.87%	0.12%	0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$598,647		$587,810	$337,219	$368,299		$468,041		$376,094

Ratio of net expenses to average net assets	0.68	%(e)	0.67%	0.60%	0.36%		0.14%		0.12%

Ratio of total expenses to average net assets	0.68	%(e)	0.69%	0.73%	0.73%		0.73%		0.73%

Ratio of net investment income (loss) to average net assets	1.65	%(e)	0.93%	0.11%	(0.01)%		0.01%		—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

62	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2016*
			2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.009		0.011	0.003	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	—	(b)

Total from investment operations	0.009		0.011	0.003	—	(b)

Distributions to shareholders from net investment income	(0.009)		(0.011)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.009)		(0.011)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return(d)	0.94%		1.12%	0.30%	0.01%

Net assets, end of period (in 000’s)	$70,106		$69,681	$55,506	$1,563

Ratio of net expenses to average net assets	0.43	%(e)	0.42%	0.43%	0.43	%(e)

Ratio of total expenses to average net assets	0.43	%(e)	0.44%	0.48%	0.48	%(e)

Ratio of net investment income to average net assets	1.90	%(e)	1.12%	0.34%	0.02	%(e)

*	Commenced operations on February 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	63

FINANCIAL SQUARE GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund
	Class C Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016*
			2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00

Net investment income(a)	0.005		0.004	—	(b)	—	(b)

Net realized gain	0.001		— (b)	—	(b)	—	(b)

Total from investment operations	0.006		0.004	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.006)		(0.004)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.006)		(0.004)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00

Total return(d)	0.57%		0.39%	0.01%		0.01%

Net assets, end of period (in 000’s)	$4,589		$4,928	$5,937		$413

Ratio of net expenses to average net assets	1.18	%(e)	1.15%	0.70%		0.44	%(e)

Ratio of total expenses to average net assets	1.18	%(e)	1.19%	1.23%		1.23	%(e)

Ratio of net investment income to average net assets	1.15	%(e)	0.37%	0.01%		0.01	%(e)

*	Commenced operations on February 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

64	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund
	Resource Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.007		0.007	0.001	—	(b)	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.007		0.007	0.001	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.007)	(0.001)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.007)		(0.007)	(0.001)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.74%		0.72%	0.05%	0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$56,086		$70,747	$74,864	$17,634		$1		$1

Ratio of net expenses to average net assets	0.83	%(e)	0.82%	0.69%	0.43%		0.14%		0.12%

Ratio of total expenses to average net assets	0.83	%(e)	0.84%	0.88%	0.88%		0.88%		0.88%

Ratio of net investment income (loss) to average net assets	1.49	%(e)	0.70%	0.06%	(0.01)%		0.40%		0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	65

FINANCIAL SQUARE GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund
	Cash Management Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017		2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income(a)	0.008		0.006	—	(b)	—	(b)	—	(b)	—	(b)

Net realized loss	(0.001)		— (b)	—	(b)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.007		0.006	—	(b)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.006)	—	(b)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.007)		(0.006)	—	(b)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total return(d)	0.67%		0.57%	0.02%		0.02%		0.01%		0.01%

Net assets, end of period (in 000’s)	$7,047		$6,573	$3,779		$14		$4		$1

Ratio of net expenses to average net assets	0.98	%(e)	0.97%	0.62%		0.35%		0.14%		0.12%

Ratio of total expenses to average net assets	0.98	%(e)	0.99%	1.03%		1.03%		1.03%		1.03%

Ratio of net investment income to average net assets	1.37	%(e)	0.64%	0.01%		0.06%		0.22%		0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

66	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2016*
			2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.013		0.014	0.006	0.002

Net realized loss	(0.002)		— (b)	— (b)	—	(b)

Total from investment operations	0.011		0.014	0.006	0.002

Distributions to shareholders from net investment income	(0.011)		(0.014)	(0.006)	(0.002)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.011)		(0.014)	(0.006)	(0.002)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return(d)	1.07%		1.38%	0.55%	0.18%

Net assets, end of period (in 000’s)	$45,809		$49,441	$12,773	$4,705

Ratio of net expenses to average net assets	0.18	%(e)	0.17%	0.18%	0.18	%(e)

Ratio of total expenses to average net assets	0.18	%(e)	0.19%	0.23%	0.23	%(e)

Ratio of net investment income to average net assets	2.18	%(e)	1.54%	0.56%	0.26	%(e)

*	Commenced operations on December 29, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	67

FINANCIAL SQUARE MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Money Market Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.0003		$1.0003	$1.0000	$1.00		$1.00		$1.00

Net investment income(a)	0.0148		0.0187	0.0071	—	(b)	—	(b)	—	(b)

Net realized and unrealized gain (loss)	(0.0026)		(0.0019)	0.0015	—	(b)	—	(b)	—	(b)

Total from investment operations	0.0122		0.0168	0.0086	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.0120)		(0.0168)	(0.0082)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	(0.0001)	—	(b)	—	(b)	—	(b)

Total distributions(d)	(0.0120)		(0.0168)	(0.0083)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.0005		$1.0003	$1.0003	$1.00		$1.00		$1.00

Total return(e)	1.23%		1.68%	0.87%	0.32%		0.09%		0.06%

Net assets, end of period (in 000’s)	$12,901,986		$11,570,439	$2,542,693	$15,336,774		$32,746,797		$26,529,130

Ratio of net expenses to average net assets	0.12	%(f)	0.11%	0.18%	0.18%		0.18%		0.18%

Ratio of total expenses to average net assets	0.18	%(f)	0.20%	0.25%	0.23%		0.23%		0.23%

Ratio of net investment income to average net assets	2.42	%(f)	1.87%	0.71%	0.32%		0.08%		0.06%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

68	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Money Market Fund
	Select Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data:

Net asset value, beginning of period	$1.0003		$1.0003	$1.0000	$1.00	$1.00	$1.00

Net investment income(a)	0.0131		0.0182	0.0040	0.003	0.001	—	(b)

Net realized and unrealized gain (loss)	(0.0011)		(0.0017)	0.0043	— (b)	— (b)	—	(b)

Total from investment operations	0.0120		0.0165	0.0083	0.003	0.001	—	(b)

Distributions to shareholders from net investment income	(0.0118)		(0.0165)	(0.0079)	(0.003)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	(0.0001)	— (b)	— (b)	—	(b)

Total distributions(d)	(0.0118)		(0.0165)	(0.0080)	(0.003)	(0.001)	—	(b)

Net asset value, end of period	$1.0005		$1.0003	$1.0003	$1.00	$1.00	$1.00

Total return(e)	1.22%		1.65%	0.84%	0.29%	0.06%	0.03%

Net assets, end of period (in 000’s)	$26,174		$34,354	$9,847	$1,080,075	$1,917,216	$527,470

Ratio of net expenses to average net assets	0.15	%(f)	0.14%	0.21%	0.21%	0.21%	0.21%

Ratio of total expenses to average net assets	0.21	%(f)	0.23%	0.28%	0.26%	0.26%	0.26%

Ratio of net investment income to average net assets	2.37	%(f)	1.82%	0.40%	0.29%	0.06%	0.03%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	69

FINANCIAL SQUARE MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Money Market Fund
	Preferred Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.0002		$1.0003	$1.0000	$1.00	$1.00		$1.00

Net investment income(a)	0.0139		0.0172	0.0032	0.002	—	(b)	—	(b)

Net realized and unrealized gain (loss)	(0.0021)		(0.0015)	0.0044	— (b)	—	(b)	—	(b)

Total from investment operations	0.0118		0.0157	0.0076	0.002	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.0115)		(0.0158)	(0.0072)	(0.002)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	(0.0001)	— (b)	—	(b)	—	(b)

Total distributions(d)	(0.0115)		(0.0158)	(0.0073)	(0.002)	—	(b)	—	(b)

Net asset value, end of period	$1.0005		$1.0002	$1.0003	$1.00	$1.00		$1.00

Total return(e)	1.18%		1.58%	0.77%	0.22%	0.01%		0.01%

Net assets, end of period (in 000’s)	$1,841		$2,752	$1,418	$59,053	$116,846		$66,193

Ratio of net expenses to average net assets	0.22	%(f)	0.21%	0.28%	0.28%	0.26%		0.24%

Ratio of total expenses to average net assets	0.28	%(f)	0.30%	0.35%	0.33%	0.33%		0.33%

Ratio of net investment income to average net assets	2.30	%(f)	1.72%	0.32%	0.20%	0.01%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

70	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Money Market Fund
	Capital Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.0004		$1.0003	$1.0000	$1.00	$1.00		$1.00

Net investment income(a)	0.0245		0.0177	0.0020	0.002	—	(b)	—	(b)

Net realized and unrealized gain (loss)	(0.0121)		0.0001	0.0051	— (b)	—	(b)	—	(b)

Total from investment operations	0.0124		0.0178	0.0071	0.002	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.0123)		(0.0177)	(0.0068)	(0.002)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	— (c)	— (b)	—	(b)	—	(b)

Total distributions(d)	(0.0123)		(0.0177)	(0.0068)	(0.002)	—	(b)	—	(b)

Net asset value, end of period	$1.0005		$1.0004	$1.0003	$1.00	$1.00		$1.00

Total return(e)	1.15%		1.54%	0.72%	0.18%	0.01%		0.01%

Net assets, end of period (in 000’s)	$4,806		$1	$1	$108,671	$201,440		$36,709

Ratio of net expenses to average net assets	0.27	%(f)	0.11%	0.33%	0.33%	0.27%		0.24%

Ratio of total expenses to average net assets	0.33	%(f)	0.35%	0.40%	0.38%	0.38%		0.38%

Ratio of net investment income to average net assets	2.46	%(f)	1.77%	0.20%	0.18%	—	%(g)	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	71

FINANCIAL SQUARE MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Money Market Fund
	Administration Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.0003		$1.0003	$1.0000	$1.00	$1.00		$1.00

Net investment income(a)	0.0077		0.0140	0.0024	0.001	—	(b)	—	(b)

Net realized and unrealized gain	0.0031		0.0003	0.0037	— (b)	—	(b)	—	(b)

Total from investment operations	0.0108		0.0143	0.0061	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.0107)		(0.0143)	(0.0057)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	(0.0001)	— (b)	—	(b)	—	(b)

Total distributions(d)	(0.0107)		(0.0143)	(0.0058)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.0004		$1.0003	$1.0003	$1.00	$1.00		$1.00

Total return(e)	1.10%		1.43%	0.61%	0.10%	0.01%		0.01%

Net assets, end of period (in 000’s)	$838		$3,218	$5,516	$316,162	$430,947		$277,404

Ratio of net expenses to average net assets	0.37	%(f)	0.36%	0.43%	0.40%	0.26%		0.24%

Ratio of total expenses to average net assets	0.43	%(f)	0.45%	0.50%	0.48%	0.48%		0.48%

Ratio of net investment income to average net assets	2.10	%(f)	1.40%	0.24%	0.09%	—	%(g)	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

72	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Money Market Fund
	Premier Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.0004		$1.0003	$1.0000	$1.00	$1.00		$1.00

Net investment income(a)	0.0107		0.0142	0.0068	0.001	—	(b)	—	(b)

Net realized and unrealized gain (loss)	—	(b)	0.0001	(0.0016)	— (b)	—	(b)	—	(b)

Total from investment operations	0.0107		0.0143	0.0052	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.0106)		(0.0142)	(0.0049)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	— (c)	— (b)	—	(b)	—	(b)

Total distributions(d)	(0.0106)		(0.0142)	(0.0049)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.0005		$1.0004	$1.0003	$1.00	$1.00		$1.00

Total return(e)	1.04%		1.35%	0.52%	0.10%	0.01%		0.01%

Net assets, end of period (in 000’s)	$1		$1	$1	$1	$1		$1

Ratio of net expenses to average net assets	0.48	%(f)	0.47%	0.53%	0.19%	0.18%		0.24%

Ratio of total expenses to average net assets	0.53	%(f)	0.55%	0.60%	0.58%	0.58%		0.58%

Ratio of net investment income to average net assets	2.14	%(f)	1.42%	0.69%	0.37%	0.40%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	73

FINANCIAL SQUARE MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Money Market Fund
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.0001		$1.0003	$1.0000	$1.00		$1.00		$1.00

Net investment income(a)	0.0034		0.0115	0.0011	—	(b)	—	(b)	—	(b)

Net realized and unrealized gain	0.0062		0.0001	0.0027	—	(b)	—	(b)	—	(b)

Total from investment operations	0.0096		0.0116	0.0038	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.0095)		(0.0118)	(0.0034)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	(0.0001)	—	(b)	—	(b)	—	(b)

Total distributions(d)	(0.0095)		(0.0118)	(0.0035)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.0002		$1.0001	$1.0003	$1.00		$1.00		$1.00

Total return(e)	0.97%		1.16%	0.38%	0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$4		$128	$67	$17,000		$21,066		$20,963

Ratio of net expenses to average net assets	0.62	%(f)	0.61%	0.60%	0.49%		0.26%		0.24%

Ratio of total expenses to average net assets	0.68	%(f)	0.70%	0.75%	0.73%		0.73%		0.73%

Ratio of net investment income to average net assets	1.94	%(f)	1.15%	0.11%	—	%(g)	—	%(g)	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

74	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Money Market Fund
	Resource Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.0004		$1.0003	$1.0000	$1.00	$1.00		$1.00

Net investment income(a)	0.0107		0.0142	0.0068	0.001	—	(b)	—	(b)

Net realized and unrealized gain (loss)	—	(b)	0.0001	(0.0040)	— (b)	—	(b)	—	(b)

Total from investment operations	0.0107		0.0143	0.0028	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.0106)		(0.0142)	(0.0025)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	— (c)	— (b)	—	(b)	—	(b)

Total distributions(d)	(0.0106)		(0.0142)	(0.0025)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.0005		$1.0004	$1.0003	$1.00	$1.00		$1.00

Total return(e)	0.90%		1.04%	0.28%	0.10%	0.01%		0.01%

Net assets, end of period (in 000’s)	$1		$1	$1	$1	$1		$1

Ratio of net expenses to average net assets	0.48	%(f)	0.47%	0.53%	0.19%	0.18%		0.18%

Ratio of total expenses to average net assets	0.83	%(f)	0.85%	0.90%	0.88%	0.88%		0.88%

Ratio of net investment income to average net assets	2.14	%(f)	1.42%	0.68%	0.37%	0.40%		0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	75

FINANCIAL SQUARE MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Money Market Fund
	Cash Management Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.0004		$1.0003	$1.0000	$1.00		$1.00		$1.00

Net investment income(a)	0.0089		0.0106	0.0001	—	(b)	—	(b)	—	(b)

Net realized and unrealized gain (loss)	0.0001		0.0001	0.0017	—	(b)	—	(b)	—	(b)

Total from investment operations	0.0090		0.0107	0.0018	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.0089)		(0.0106)	(0.0015)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	— (c)	—	(b)	—	(b)	—	(b)

Total distributions(d)	(0.0089)		(0.0106)	(0.0015)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.0005		$1.0004	$1.0003	$1.00		$1.00		$1.00

Total return(e)	0.81%		0.89%	0.18%	0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$1		$1	$1	$10,742		$8,041		$1

Ratio of net expenses to average net assets	0.84	%(f)	0.83%	0.50%	0.51%		0.28%		0.18%

Ratio of total expenses to average net assets	0.98	%(f)	1.00%	1.05%	1.03%		1.03%		1.03%

Ratio of net investment income to average net assets	1.79	%(f)	1.06%	0.01%	—	%(g)	—	%(g)	0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

76	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Prime Obligations Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.0003		$1.0003	$1.0000	$1.00	$1.00		$1.00

Net investment income(a)	0.0136		0.0182	0.0073	0.003	—	(b)	—	(b)

Net realized and unrealized gain (loss)	(0.0015)		(0.0014)	0.0014	— (b)	—	(b)	—	(b)

Total from investment operations	0.0121		0.0168	0.0087	0.003	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.0119)		(0.0168)	(0.0083)	(0.003)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	(0.0001)	— (b)	—	(b)	—	(b)

Total distributions(d)	(0.0119)		(0.0168)	(0.0084)	(0.003)	—	(b)	—	(b)

Net asset value, end of period	$1.0005		$1.0003	$1.0003	$1.00	$1.00		$1.00

Total return(e)	1.23%		1.68%	0.87%	0.29%	0.03%		0.02%

Net assets, end of period (in 000’s)	$4,615,641		$3,766,257	$1,467,979	$7,299,656	$9,211,383		$10,934,044

Ratio of net expenses to average net assets	0.12	%(f)	0.11%	0.18%	0.18%	0.18%		0.18%

Ratio of total expenses to average net assets	0.18	%(f)	0.21%	0.27%	0.23%	0.23%		0.23%

Ratio of net investment income to average net assets	2.41	%(f)	1.82%	0.73%	0.31%	0.03%		0.02%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	77

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Prime Obligations Fund
	Select Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.0002		$1.0003	$1.0000	$1.00	$1.00		$1.00

Net investment income(a)	0.0143		0.0181	0.0097	0.003	—	(b)	—	(b)

Net realized and unrealized loss	(0.0024)		(0.0017)	(0.0013)	— (b)	—	(b)	—	(b)

Total from investment operations	0.0119		0.0164	0.0084	0.003	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.0118)		(0.0165)	(0.0080)	(0.003)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	(0.0001)	— (b)	—	(b)	—	(b)

Total distributions(d)	(0.0118)		(0.0165)	(0.0081)	(0.003)	—	(b)	—	(b)

Net asset value, end of period	$1.0003		$1.0002	$1.0003	$1.00	$1.00		$1.00

Total return(e)	1.20%		1.64%	0.84%	0.26%	0.01%		0.01%

Net assets, end of period (in 000’s)	$92,570		$60,236	$18,082	$9,454	$88,996		$118,994

Ratio of net expenses to average net assets	0.15	%(f)	0.14%	0.21%	0.21%	0.20%		0.19%

Ratio of total expenses to average net assets	0.21	%(f)	0.24%	0.30%	0.26%	0.26%		0.26%

Ratio of net investment income to average net assets	2.39	%(f)	1.81%	0.97%	0.29%	0.01%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

78	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Prime Obligations Fund
	Preferred Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.0001		$1.0003	$1.0000	$1.00	$1.00		$1.00

Net investment income(a)	0.0161		0.0142	0.0030	0.002	—	(b)	—	(b)

Net realized and unrealized gain (loss)	(0.0044)		0.0014	0.0047	— (b)	—	(b)	—	(b)

Total from investment operations	0.0117		0.0156	0.0077	0.002	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.0115)		(0.0158)	(0.0073)	(0.002)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	(0.0001)	— (b)	—	(b)	—	(b)

Total distributions(d)	(0.0115)		(0.0158)	(0.0074)	(0.002)	—	(b)	—	(b)

Net asset value, end of period	$1.0003		$1.0001	$1.0003	$1.00	$1.00		$1.00

Total return(e)	1.17%		1.57%	0.77%	0.20%	0.01%		0.01%

Net assets, end of period (in 000’s)	$2,607		$2,624	$1,003	$279,445	$332,798		$108,264

Ratio of net expenses to average net assets	0.22	%(f)	0.21%	0.28%	0.28%	0.21%		0.19%

Ratio of total expenses to average net assets	0.28	%(f)	0.31%	0.37%	0.33%	0.33%		0.33%

Ratio of net investment income to average net assets	2.31	%(f)	1.42%	0.30%	0.19%	0.01%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	79

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Prime Obligations Fund
	Capital Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.0002		$1.0003	$1.0000	$1.00	$1.00		$1.00

Net investment income(a)	0.0155		0.0178	0.0024	0.002	—	(b)	—	(b)

Net realized and unrealized gain (loss)	(0.0041)		(0.0026)	0.0048	— (b)	—	(b)	—	(b)

Total from investment operations	0.0114		0.0152	0.0072	0.002	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.0112)		(0.0153)	(0.0068)	(0.002)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	(0.0001)	— (b)	—	(b)	—	(b)

Total distributions(d)	(0.0112)		(0.0153)	(0.0069)	(0.002)	—	(b)	—	(b)

Net asset value, end of period	$1.0004		$1.0002	$1.0003	$1.00	$1.00		$1.00

Total return(e)	1.14%		1.53%	0.72%	0.16%	0.01%		0.01%

Net assets, end of period (in 000’s)	$5,062		$6,829	$407	$140,138	$103,978		$72,327

Ratio of net expenses to average net assets	0.27	%(f)	0.26%	0.33%	0.31%	0.21%		0.19%

Ratio of total expenses to average net assets	0.33	%(f)	0.36%	0.42%	0.38%	0.38%		0.38%

Ratio of net investment income to average net assets	2.23	%(f)	1.78%	0.24%	0.16%	0.01%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

80	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Prime Obligations Fund
	Administration Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.0002		$1.0003	$1.0000	$1.00	$1.00		$1.00

Net investment income(a)	0.0159		0.0139	0.0015	0.001	—	(b)	—	(b)

Net realized and unrealized gain (loss)	(0.0050)		0.0003	0.0047	— (b)	—	(b)	—	(b)

Total from investment operations	0.0109		0.0142	0.0062	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.0107)		(0.0143)	(0.0058)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	(0.0001)	— (b)	—	(b)	—	(b)

Total distributions(d)	(0.0107)		(0.0143)	(0.0059)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.0004		$1.0002	$1.0003	$1.00	$1.00		$1.00

Total return(e)	1.09%		1.43%	0.62%	0.09%	0.01%		0.01%

Net assets, end of period (in 000’s)	$34,010		$7,474	$4,282	$1,250,848	$1,893,461		$1,644,425

Ratio of net expenses to average net assets	0.37	%(f)	0.36%	0.43%	0.38%	0.20%		0.19%

Ratio of total expenses to average net assets	0.43	%(f)	0.46%	0.52%	0.48%	0.48%		0.48%

Ratio of net investment income to average net assets	2.20	%(f)	1.39%	0.15%	0.09%	0.01%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	81

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Prime Obligations Fund
	Premier Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.0002		$1.0003	$1.0000	$1.00	$1.00		$1.00

Net investment income(a)	0.0106		0.0144	0.0071	0.001	—	(b)	—	(b)

Net realized and unrealized gain (loss)	0.0002		(0.0001)	(0.0018)	— (b)	—	(b)	—	(b)

Total from investment operations	0.0108		0.0143	0.0053	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.0106)		(0.0144)	(0.0050)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	— (c)	— (b)	—	(b)	—	(b)

Total distributions(d)	(0.0106)		(0.0144)	(0.0050)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.0004		$1.0002	$1.0003	$1.00	$1.00		$1.00

Total return(e)	1.05%		1.32%	0.53%	0.09%	0.01%		0.01%

Net assets, end of period (in 000’s)	$1		$1	$1	$1	$1		$1

Ratio of net expenses to average net assets	0.48	%(f)	0.47%	0.53%	0.18%	0.18%		0.18%

Ratio of total expenses to average net assets	0.53	%(f)	0.56%	0.62%	0.58%	0.58%		0.58%

Ratio of net investment income to average net assets	2.13	%(f)	1.44%	0.71%	0.36%	0.40%		0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

82	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Prime Obligations Fund
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.0002		$1.0003	$1.0000	$1.00		$1.00		$1.00

Net investment income(a)	0.0176		0.0145	0.0003	—	(b)	—	(b)	—	(b)

Net realized and unrealized gain (loss)	(0.0080)		(0.0028)	0.0035	—	(b)	—	(b)	—	(b)

Total from investment operations	0.0096		0.0117	0.0038	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.0095)		(0.0118)	(0.0034)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	(0.0001)	—	(b)	—	(b)	—	(b)

Total distributions(d)	(0.0095)		(0.0118)	(0.0035)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.0003		$1.0002	$1.0003	$1.00		$1.00		$1.00

Total return(e)	0.97%		1.16%	0.38%	0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$5,109		$102	$103	$253,231		$777,357		$938,791

Ratio of net expenses to average net assets	0.62	%(f)	0.61%	0.59%	0.42%		0.20%		0.19%

Ratio of total expenses to average net assets	0.68	%(f)	0.71%	0.77%	0.73%		0.73%		0.73%

Ratio of net investment income to average net assets	1.98	%(f)	1.45%	0.03%	—	%(g)	0.01%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	83

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Prime Obligations Fund
	Resource Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.0002		$1.0003	$1.0000	$1.00		$1.00		$1.00

Net investment income(a)	0.0106		0.0144	0.0002	—	(b)	—	(b)	—	(b)

Net realized and unrealized gain (loss)	0.0001		(0.0001)	0.0025	—	(b)	—	(b)	—	(b)

Total from investment operations	0.0107		0.0143	0.0027	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.0105)		(0.0144)	(0.0024)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	— (c)	—	(b)	—	(b)	—	(b)

Total distributions(d)	(0.0105)		(0.0144)	(0.0024)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.0004		$1.0002	$1.0003	$1.00		$1.00		$1.00

Total return(e)	0.90%		1.01%	0.27%	0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$1		$1	$1	$71,804		$72,031		$78,532

Ratio of net expenses to average net assets	0.48	%(f)	0.47%	0.52%	0.46%		0.20%		0.19%

Ratio of total expenses to average net assets	0.83	%(f)	0.86%	0.92%	0.88%		0.88%		0.88%

Ratio of net investment income to average net assets	2.12	%(f)	1.44%	0.02%	0.01%		0.01%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

84	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Prime Obligations Fund
	Cash Management Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.0002		$1.0003	$1.0000	$1.00	$1.00		$1.00

Net investment income(a)	0.0088		0.0108	0.0051	0.001	—	(b)	—	(b)

Net realized and unrealized loss	0.0002		(0.0001)	(0.0033)	— (b)	—	(b)	—	(b)

Total from investment operations	0.0090		0.0107	0.0018	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.0088)		(0.0108)	(0.0015)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	— (c)	— (b)	—	(b)	—	(b)

Total distributions(d)	(0.0088)		(0.0108)	(0.0015)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.0004		$1.0002	$1.0003	$1.00	$1.00		$1.00

Total return(e)	0.83%		0.86%	0.18%	0.09%	0.01%		0.01%

Net assets, end of period (in 000’s)	$1		$1	$1	$1	$1		$1

Ratio of net expenses to average net assets	0.84	%(f)	0.83%	0.73%	0.18%	0.18%		0.18%

Ratio of total expenses to average net assets	0.98	%(f)	1.01%	1.07%	1.03%	1.03%		1.03%

Ratio of net investment income to average net assets	1.77	%(f)	1.08%	0.51%	0.37%	0.40%		0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	85

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.011		0.014	0.005	0.001	—	(b)	—	(b)

Net realized gain	(0.001)		(0.001)	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	0.010		0.013	0.005	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.010)		(0.013)	(0.005)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.010)		(0.013)	(0.005)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	1.04%		1.34%	0.48%	0.13%	—	%(e)	—	%(e)

Net assets, end of period (in 000’s)	$49,173,004		$51,205,454	$44,355,448	$50,595,412	$34,094,054		$31,170,061

Ratio of net expenses to average net assets	0.20	%(f)	0.20%	0.20%	0.19%	0.06%		0.07%

Ratio of total expenses to average net assets	0.20	%(f)	0.21%	0.23%	0.23%	0.23%		0.23%

Ratio of net investment income to average net assets	2.10	%(f)	1.35%	0.47%	0.14%	—	%(g)	—	%(g)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

86	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund
	Select Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.016		0.015	0.004	0.001	—	(b)	—	(b)

Net realized gain (loss)	(0.006)		(0.002)	0.001	— (b)	—	(b)	—	(b)

Total from investment operations	0.010		0.013	0.005	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.010)		(0.013)	(0.005)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.010)		(0.013)	(0.005)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	1.03%		1.31%	0.45%	0.11%	—	%(e)	—	%(e)

Net assets, end of period (in 000’s)	$329,535		$370,898	$47,839	$21,009	$80,008		$192,930

Ratio of net expenses to average net assets	0.23	%(f)	0.23%	0.23%	0.21%	0.06%		0.07%

Ratio of total expenses to average net assets	0.23	%(f)	0.24%	0.26%	0.26%	0.26%		0.26%

Ratio of net investment income to average net assets	2.07	%(f)	1.49%	0.43%	0.07%	—	%(g)	—	%(g)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	87

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund
	Preferred Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.010		0.012	0.003	0.001	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	0.001	— (b)	—	(b)	—	(b)

Total from investment operations	0.010		0.012	0.004	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.010)		(0.012)	(0.004)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.010)		(0.012)	(0.004)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.99%		1.24%	0.38%	0.06%	—	%(e)	—	%(e)

Net assets, end of period (in 000’s)	$58,961		$45,007	$39,754	$12,735	$33,032		$43,335

Ratio of net expenses to average net assets	0.30	%(f)	0.30%	0.30%	0.26%	0.06%		0.07%

Ratio of total expenses to average net assets	0.30	%(f)	0.31%	0.33%	0.33%	0.33%		0.33%

Ratio of net investment income to average net assets	2.01	%(f)	1.24%	0.34%	0.05%	—	%(g)	—	%(g)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

88	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund
	Capital Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.010		0.011	0.004	—	(b)	—	(b)	—	(b)

Net realized gain (loss)	—	(b)	0.001	(0.001)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.010		0.012	0.003	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.010)		(0.012)	(0.003)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.010)		(0.012)	(0.003)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.97%		1.19%	0.33%	0.03%		—	%(e)	—	%(e)

Net assets, end of period (in 000’s)	$581,696		$374,831	$1,054,817	$495,853		$353,326		$163,450

Ratio of net expenses to average net assets	0.35	%(f)	0.35%	0.35%	0.30%		0.06%		0.07%

Ratio of total expenses to average net assets	0.35	%(f)	0.36%	0.38%	0.38%		0.38%		0.38%

Ratio of net investment income to average net assets	1.97	%(f)	1.08%	0.38%	0.02%		—	%(g)	—	%(g)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	89

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund
	Administration Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.009		0.011	0.003	—	(b)	—	(b)	—	(b)

Net realized loss	—	(b)	— (b)	(0.001)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.009		0.011	0.002	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.009)		(0.011)	(0.002)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.009)		(0.011)	(0.002)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.92%		1.09%	0.24%	—	%(e)	—	%(e)	—	%(e)

Net assets, end of period (in 000’s)	$2,292,341		$2,361,026	$2,817,291	$2,186,426		$2,101,757		$1,231,641

Ratio of net expenses to average net assets	0.45	%(f)	0.45%	0.44%	0.32%		0.06%		0.07%

Ratio of total expenses to average net assets	0.45	%(f)	0.46%	0.48%	0.48%		0.48%		0.48%

Ratio of net investment income (loss) to average net assets	1.84	%(f)	1.07%	0.26%	(0.01)%		—	%(g)	—	%(g)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

90	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund
	Premier Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.009		0.011	0.002	—	(b)	—	(b)	—	(b)

Net realized loss	—	(b)	(0.001)	— (b)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.009		0.010	0.002	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.009)		(0.010)	(0.002)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.009)		(0.010)	(0.002)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.87%		0.99%	0.17%	—	%(e)	—	%(e)	—	%(e)

Net assets, end of period (in 000’s)	$131,125		$152,344	$56,059	$19,142		$54		$2,720

Ratio of net expenses to average net assets	0.55	%(f)	0.55%	0.50%	0.38%		0.06%		0.07%

Ratio of total expenses to average net assets	0.55	%(f)	0.56%	0.58%	0.58%		0.58%		0.58%

Ratio of net investment income (loss) to average net assets	1.74	%(f)	1.12%	0.20%	(0.02)%		—	%(g)	—	%(g)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	91

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.014		0.008	0.001	—	(b)	—	(b)	—	(b)

Net realized loss	(0.006)		— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.008		0.008	0.001	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.008)		(0.008)	(0.001)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.008)		(0.008)	(0.001)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.79%		0.84%	0.10%	—	%(e)	—	%(e)	—	%(e)

Net assets, end of period (in 000’s)	$68,939		$22,063	$47,234	$91,598		$197,083		$140,016

Ratio of net expenses to average net assets	0.70	%(f)	0.70%	0.55%	0.29%		0.06%		0.07%

Ratio of total expenses to average net assets	0.70	%(f)	0.71%	0.73%	0.73%		0.73%		0.73%

Ratio of net investment income (loss) to average net assets	1.60	%(f)	0.79%	0.05%	(0.01)%		—	%(g)	—	%(g)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

92	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund
	Resource Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.008		0.009	0.004	—	(b)	—	(b)	—	(b)

Net realized loss	—	(b)	— (b)	(0.004)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.008		0.009	— (b)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.008)		(0.009)	— (b)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.008)		(0.009)	— (b)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.72%		0.69%	0.04%	—	%(e)	—	%(e)	—	%(e)

Net assets, end of period (in 000’s)	$1		$1	$1	$1		$1		$1

Ratio of net expenses to average net assets	0.56	%(f)	0.55%	0.26%	0.19%		0.06%		0.07%

Ratio of total expenses to average net assets	0.85	%(f)	0.86%	0.88%	0.88%		0.88%		0.88%

Ratio of net investment income to average net assets	1.60	%(f)	0.87%	0.37%	0.37%		0.40%		0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	93

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund
	Cash Management Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017		2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income(a)	0.014		0.006	—	(b)	—	(b)	—	(b)	—	(b)

Net realized loss	(0.008)		(0.001)	—	(b)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.006		0.005	—	(b)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.006)		(0.005)	—	(b)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.006)		(0.005)	—	(b)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total return(d)	0.64%		0.54%	0.01%		—	%(e)	—	%(e)	—	%(e)

Net assets, end of period (in 000’s)	$9,648		$64	$30		$279		$1		$1

Ratio of net expenses to average net assets	1.00	%(f)	1.00%	0.61%		0.35%		0.06%		0.07%

Ratio of total expenses to average net assets	1.00	%(f)	1.01%	1.03%		1.03%		1.03%		1.03%

Ratio of net investment income to average net assets	1.39	%(f)	0.60%	—	%(g)	0.05%		0.40%		0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

94	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.011		0.013	0.005	0.002	—	(b)	—	(b)

Net realized gain	—	(b)	0.001	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	0.011		0.014	0.005	0.002	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.011)		(0.014)	(0.005)	(0.002)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.011)		(0.014)	(0.005)	(0.002)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	1.06%		1.37%	0.50%	0.15%	0.01%		0.01%

Net assets, end of period (in 000’s)	$11,277,421		$10,649,826	$15,091,527	$19,950,969	$12,758,713		$12,822,354

Ratio of net expenses to average net assets	0.20	%(e)	0.20%	0.20%	0.19%	0.10%		0.08%

Ratio of total expenses to average net assets	0.20	%(e)	0.21%	0.23%	0.23%	0.23%		0.23%

Ratio of net investment income to average net assets	2.14	%(e)	1.31%	0.47%	0.14%	—	%(f)	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	95

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund
	Select Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.007		0.015	0.005	0.001	—	(b)	—	(b)

Net realized gain (loss)	0.003		(0.002)	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	0.010		0.013	0.005	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.010)		(0.013)	(0.005)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.010)		(0.013)	(0.005)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	1.05%		1.34%	0.47%	0.13%	0.01%		0.01%

Net assets, end of period (in 000’s)	$49,017		$134,034	$67,865	$505,162	$169,026		$279,848

Ratio of net expenses to average net assets	0.23	%(e)	0.23%	0.23%	0.21%	0.10%		0.08%

Ratio of total expenses to average net assets	0.23	%(e)	0.24%	0.26%	0.26%	0.26%		0.26%

Ratio of net investment income to average net assets	2.03	%(e)	1.46%	0.46%	0.12%	—	%(f)	—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

96	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund
	Preferred Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.012		0.013	0.004	0.001	—	(b)	—	(b)

Net realized loss	(0.002)		— (b)	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	0.010		0.013	0.004	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.010)		(0.013)	(0.004)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.010)		(0.013)	(0.004)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	1.01%		1.26%	0.40%	0.08%	0.01%		0.01%

Net assets, end of period (in 000’s)	$400,153		$173,807	$123,436	$81,542	$220,426		$205,386

Ratio of net expenses to average net assets	0.30	%(e)	0.30%	0.30%	0.25%	0.10%		0.08%

Ratio of total expenses to average net assets	0.30	%(e)	0.31%	0.33%	0.33%	0.33%		0.33%

Ratio of net investment income to average net assets	2.06	%(e)	1.28%	0.40%	0.05%	—	%(f)	—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	97

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund
	Capital Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.010		0.012	0.003	—	(b)	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.010		0.012	0.003	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.010)		(0.012)	(0.003)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.010)		(0.012)	(0.003)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.99%		1.21%	0.35%	0.05%		0.01%		0.01%

Net assets, end of period (in 000’s)	$563,055		$299,105	$269,417	$404,533		$442,625		$356,753

Ratio of net expenses to average net assets	0.35	%(e)	0.35%	0.35%	0.30%		0.10%		0.08%

Ratio of total expenses to average net assets	0.35	%(e)	0.36%	0.38%	0.38%		0.38%		0.38%

Ratio of net investment income to average net assets	2.00	%(e)	1.19%	0.34%	0.03%		0.01%		—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

98	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund
	Administration Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.010		0.011	0.002	—	(b)	—	(b)	—	(b)

Net realized gain (loss)	(0.001)		— (b)	0.001	—	(b)	—	(b)	—	(b)

Total from investment operations	0.009		0.011	0.003	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.009)		(0.011)	(0.003)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.009)		(0.011)	(0.003)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.94%		1.11%	0.26%	0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$1,758,556		$1,810,200	$1,307,550	$1,543,863		$1,620,517		$2,144,601

Ratio of net expenses to average net assets	0.45	%(e)	0.45%	0.44%	0.33%		0.10%		0.08%

Ratio of total expenses to average net assets	0.45	%(e)	0.46%	0.48%	0.48%		0.48%		0.48%

Ratio of net investment income (loss) to average net assets	1.88	%(e)	1.14%	0.25%	(0.01)%		—	%(f)	—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	99

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund
	Premier Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.011		0.013	0.004	—	(b)	—	(b)	—	(b)

Net realized loss	(0.002)		(0.004)	(0.002)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.009		0.009	0.002	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.009)		(0.009)	(0.002)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.009)		(0.009)	(0.002)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.89%		1.01%	0.19%	0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$16,847		$16,492	$1	$1		$1		$948

Ratio of net expenses to average net assets	0.55	%(e)	0.55%	0.27%	0.19%		0.10%		0.08%

Ratio of total expenses to average net assets	0.55	%(e)	0.56%	0.58%	0.58%		0.58%		0.58%

Ratio of net investment income (loss) to average net assets	1.79	%(e)	1.32%	0.37%	0.36%		(0.02)%		(0.01)%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

100	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.008		0.009	0.001	—	(b)	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.008		0.009	0.001	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.008)		(0.009)	(0.001)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.008)		(0.009)	(0.001)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.81%		0.86%	0.11%	0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$1,124,453		$1,342,308	$954,846	$787,768		$940,671		$915,527

Ratio of net expenses to average net assets	0.70	%(e)	0.70%	0.59%	0.33%		0.10%		0.08%

Ratio of total expenses to average net assets	0.70	%(e)	0.71%	0.73%	0.73%		0.73%		0.73%

Ratio of net investment income (loss) to average net assets	1.63	%(e)	0.88%	0.11%	(0.01)%		—	%(f)	—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	101

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund
	Resource Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.007		0.008	0.004	—	(b)	—	(b)	—	(b)

Net realized gain (loss)	—	(b)	— (b)	(0.004)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.007		0.008	— (b)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.008)	— (b)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.007)		(0.008)	— (b)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.74%		0.71%	0.05%	0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$1		$1	$1	$1		$1		$1

Ratio of net expenses to average net assets	0.56	%(e)	0.56%	0.27%	0.19%		0.10%		0.08%

Ratio of total expenses to average net assets	0.85	%(e)	0.86%	0.88%	0.88%		0.88%		0.88%

Ratio of net investment income to average net assets	1.51	%(e)	0.78%	0.37%	0.36%		0.40%		0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

102	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund
	Cash Management Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.006		0.004	0.001	—	(b)	—	(b)	—	(b)

Net realized gain (loss)	0.001		0.002	(0.001)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.007		0.006	— (b)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.006)	— (b)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.007)		(0.006)	— (b)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.66%		0.56%	0.02%	0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$45		$48	$154	$1		$1		$1

Ratio of net expenses to average net assets	1.00	%(e)	1.00%	0.97%	0.19%		0.10%		0.08%

Ratio of total expenses to average net assets	1.00	%(e)	1.01%	1.03%	1.03%		1.03%		1.03%

Ratio of net investment income to average net assets	1.33	%(e)	0.43%	0.14%	0.36%		0.40%		0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	103

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.011		0.013	0.005	0.001	—	(b)	—	(b)

Net realized gain	(0.001)		— (b)	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	0.010		0.013	0.005	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.010)		(0.013)	(0.005)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.010)		(0.013)	(0.005)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	1.05%		1.34%	0.49%	0.14%	0.01%		0.01%

Net assets, end of period (in 000’s)	$7,920,939		$7,667,540	$8,619,492	$9,876,558	$10,053,367		$9,153,246

Ratio of net expenses to average net assets	0.20	%(e)	0.20%	0.20%	0.19%	0.10%		0.09%

Ratio of total expenses to average net assets	0.20	%(e)	0.21%	0.23%	0.23%	0.23%		0.23%

Ratio of net investment income to average net assets	2.11	%(e)	1.31%	0.48%	0.11%	—	%(f)	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

104	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund
	Select Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.009		0.013	0.004	0.001	—	(b)	—	(b)

Net realized gain	0.001		— (b)	0.001	— (b)	—	(b)	—	(b)

Total from investment operations	0.010		0.013	0.005	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.010)		(0.013)	(0.005)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.010)		(0.013)	(0.005)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	1.03%		1.31%	0.46%	0.12%	0.01%		0.01%

Net assets, end of period (in 000’s)	$5,865		$7,439	$7,333	$10,969	$12,266		$38,054

Ratio of net expenses to average net assets	0.23	%(e)	0.23%	0.23%	0.21%	0.10%		0.09%

Ratio of total expenses to average net assets	0.23	%(e)	0.24%	0.26%	0.26%	0.26%		0.26%

Ratio of net investment income to average net assets	2.06	%(e)	1.27%	0.42%	0.09%	—	%(f)	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	105

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund
	Preferred Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.008		0.013	0.003	0.001	—	(b)	—	(b)

Net realized gain	0.002		(0.001)	0.001	— (b)	—	(b)	—	(b)

Total from investment operations	0.010		0.012	0.004	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.010)		(0.012)	(0.004)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.010)		(0.012)	(0.004)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	1.00%		1.24%	0.39%	0.07%	0.01%		0.01%

Net assets, end of period (in 000’s)	$65,946		$19,545	$14,565	$75,756	$40,923		$52,417

Ratio of net expenses to average net assets	0.30	%(e)	0.30%	0.30%	0.26%	0.10%		0.09%

Ratio of total expenses to average net assets	0.30	%(e)	0.31%	0.33%	0.33%	0.33%		0.33%

Ratio of net investment income to average net assets	2.05	%(e)	1.26%	0.25%	0.03%	—	%(f)	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

106	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund
	Capital Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.010		0.012	0.003	—	(b)	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.010		0.012	0.003	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.010)		(0.012)	(0.003)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.010)		(0.012)	(0.003)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.97%		1.19%	0.34%	0.03%		0.01%		0.01%

Net assets, end of period (in 000’s)	$170,571		$165,645	$215,820	$264,092		$103,108		$55,729

Ratio of net expenses to average net assets	0.35	%(e)	0.35%	0.35%	0.32%		0.10%		0.09%

Ratio of total expenses to average net assets	0.35	%(e)	0.36%	0.38%	0.38%		0.38%		0.38%

Ratio of net investment income to average net assets	1.96	%(e)	1.15%	0.30%	0.01%		—	%(f)	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	107

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund
	Administration Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.010		0.011	0.003	—	(b)	—	(b)	—	(b)

Net realized gain	(0.001)		— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.009		0.011	0.003	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.009)		(0.011)	(0.003)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.009)		(0.011)	(0.003)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.92%		1.09%	0.25%	0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$379,730		$360,817	$237,557	$189,870		$390,266		$403,438

Ratio of net expenses to average net assets	0.45	%(e)	0.45%	0.44%	0.30%		0.10%		0.09%

Ratio of total expenses to average net assets	0.45	%(e)	0.46%	0.48%	0.48%		0.48%		0.48%

Ratio of net investment income (loss) to average net assets	1.85	%(e)	1.09%	0.28%	(0.02)%		—	%(f)	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

108	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund
	Premier Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.012		0.011	0.001	—	(b)	—	(b)	—	(b)

Net realized gain (loss)	(0.003)		(0.001)	0.001	—	(b)	—	(b)	—	(b)

Total from investment operations	0.009		0.010	0.002	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.009)		(0.010)	(0.002)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.009)		(0.010)	(0.002)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.87%		0.99%	0.18%	0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$138,039		$45,627	$15,512	$1		$1		$17,834

Ratio of net expenses to average net assets	0.55	%(e)	0.55%	0.50%	0.19%		0.10%		0.09%

Ratio of total expenses to average net assets	0.55	%(e)	0.56%	0.58%	0.58%		0.58%		0.58%

Ratio of net investment income to average net assets	1.78	%(e)	1.10%	0.13%	0.36%		0.01%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	109

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.008		0.008	0.001	—	(b)	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.008		0.008	0.001	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.008)		(0.008)	(0.001)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.008)		(0.008)	(0.001)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.80%		0.84%	0.10%	0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$109,114		$155,808	$144,728	$142,607		$355,272		$435,856

Ratio of net expenses to average net assets	0.70	%(e)	0.70%	0.58%	0.29%		0.10%		0.09%

Ratio of total expenses to average net assets	0.70	%(e)	0.71%	0.73%	0.73%		0.73%		0.73%

Ratio of net investment income (loss) to average net assets	1.60	%(e)	0.83%	0.08%	(0.02)%		—	%(f)	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

110	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund
	Resource Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.008		0.008	0.004	—	(b)	—	(b)	—	(b)

Net realized loss	—	(b)	— (b)	(0.004)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.008		0.008	— (b)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.008)		(0.008)	— (b)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.008)		(0.008)	— (b)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.72%		0.69%	0.05%	0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$1		$1	$1	$1		$1		$1

Ratio of net expenses to average net assets	0.56	%(e)	0.55%	0.26%	0.19%		0.10%		0.09%

Ratio of total expenses to average net assets	0.85	%(e)	0.86%	0.88%	0.88%		0.88%		0.88%

Ratio of net investment income to average net assets	1.61	%(e)	0.84%	0.37%	0.37%		0.40%		0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	111

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund
	Cash Management Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017		2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income(a)	0.010		0.005	—	(b)	—	(b)	—	(b)	—	(b)

Net realized loss	(0.004)		— (b)	—	(b)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.006		0.005	—	(b)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.006)		(0.005)	—	(b)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	—	(b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.006)		(0.005)	—	(b)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00

Total return(d)	0.65%		0.54%	0.01%		0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$102,686		$23,332	$33,252		$73,211		$147,486		$90,568

Ratio of net expenses to average net assets	1.00	%(e)	1.00%	0.62%		0.31%		0.10%		0.09%

Ratio of total expenses to average net assets	1.00	%(e)	1.01%	1.03%		1.03%		1.03%		1.03%

Ratio of net investment income (loss) to average net assets	1.36	%(e)	0.51%	—	%(f)	(0.02)%		—	%(f)	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements

February 28, 2019 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified
Federal Instruments	Institutional, Select, Preferred, Capital, Administration, Premier, Service, and Cash Management	Diversified
Government	Institutional, Select, Preferred, Capital, Administration, Premier, Service, Class A, Class C, Resource, Cash Management and Class R6	Diversified
Money Market, Prime Obligations, Treasury Instruments, Treasury Obligations and Treasury Solutions	Institutional, Select, Preferred, Capital, Administration, Premier, Service, Resource, and Cash Management	Diversified

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

The following Funds were designated by the Board of Trustees (“Trustees”) as “institutional money market funds” under Rule 2a-7 under the Act: Financial Square Money Market Fund and Financial Square Prime Obligations Fund (the “Institutional Money Market Funds”). Each of the Institutional Money Market Funds must price its shares at a net asset value (“NAV”) reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000).

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The investment valuation policy of the Funds, except for the Institutional Money Market Funds, is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Trustees, GSAM evaluates daily the difference between each Fund’s NAV per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The Institutional Money Market Funds’ investment valuation policy is to value its portfolio securities only at market-based values. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration, and Shareholder Administration fees and Transfer Agency fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax exempt income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of February 28, 2019, all investments and repurchase agreements, other than those held by the Institutional Money Market Funds, are classified as Level 2 of the fair value hierarchy. All investments for the Institutional Money Market Funds are classified as Level 2, with the exception of treasury securities of G8 countries which are generally classified as Level 1. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B.  Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Select, Preferred, Capital, Administration, Premier, Service, Resource and Cash Management Shares to compensate service organizations (including

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C, Resource and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C, Resource and Cash Management Shares of the Funds, as set forth below.

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Services Shares of the Funds, as set forth below.

D.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the six months ended February 28, 2019, Goldman Sachs has advised that it retained $1,209 in CDSCs with respect to Class C Shares of the Financial Square Government Fund.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F.  Other Agreements — GSAM has agreed to limit certain “Other Expenses” of the Funds (excluding transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least December 28, 2019, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G.  Total Fund Expenses

Fund Contractual Fees

The contractual management fee rate is 0.18% for the Financial Square Federal Instruments, Financial Square Treasury Instruments, Financial Square Treasury Obligations and Financial Square Treasury Solutions Funds and 0.16% for the Financial Square Government, Financial Square Money Market and Financial Square Prime Obligations Funds.

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Other contractual annualized rates for each of the Funds are as follows:

	Institutional Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares		Resource Shares		Cash Management Shares		Class R6 Shares(a)	Class A Shares(a)	Class C Shares(a)
Administration, Service and/or Shareholder Administration Fees	N/A	0.03%	0.10%	0.15%	0.25%	0.35%	0.25%		0.50%		0.50%		N/A	N/A	0.25%
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	0.25	(b)	0.15	(c)	0.30	(c)	N/A	0.25%	0.75	(c)
Transfer Agency Fee	0.01%	0.01	0.01	0.01	0.01	0.01	0.01		0.01		0.01		0.01%	0.01	0.01
N/A	— Fees not applicable to respective share class
(a)	Government Fund only.
(b)	Service (12b-1) fee only.
(c)	Distribution (12b-1) fee only.

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. As of December 28, 2018, the investment adviser has agreed to not impose a portion of the management fee equal annually to 0.02% of the Financial Square Federal Instrument Fund’s average daily net assets. This arrangement will remain in effect through at least December 28, 2019, and prior to such date, the investment adviser may not terminate the arrangement without the approval of the Board of Trustees. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. From the beginning of the reporting period through September 30, 2018, the investment adviser implemented a voluntary temporary fee waiver equal annually to 0.08% of the average daily net assets of the Financial Square Prime Obligations Fund and Financial Square Money Market Fund. From October 1, 2018 through February 27, 2019, the investment adviser reduced the voluntary temporary fee waiver to a percentage rate equal annually to 0.06% of the average daily net assets for both funds. On February 28, 2019, the investment adviser reduced the voluntary temporary fee waiver to a percentage rate equal annually to 0.05% of the average daily net assets for both funds.

During the six months ended February 28, 2019, GSAM and Goldman Sachs (as applicable) agreed to waive all or a portion of the management fees and respective class-specific fees described above attributable to the Funds. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

For the six months ended February 28, 2019, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Management Fee Waivers		Distribution, Administration, Service and/or Shareholder Administration Plans Fee Waivers	Custody Fee Reduction		Other Expense Reimbursements	Total Expense Reductions
Federal Instruments	$26		$—	$—		$93	$119
Government	—		—	—	*	—	—	*
Money Market	3,743		—	—		—	3,743
Prime Obligations	1,237		—	—		58	1,295
Treasury Instruments	—	*	—	—		—	—
Treasury Obligations	—	*	—	—		—	—
Treasury Solutions	—	*	—	—		—	—

*	Amount less than one thousand.

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2019, the net effective management fee rate was 0.18% for the Financial Square Treasury Instruments, Financial Square Treasury Obligations and Financial Square Treasury Solutions Funds, 0.17% for the Financial Square Federal Instruments Fund, 0.16% for the Financial Square Government Fund and 0.10% for the Financial Square Money Market and Financial Square Prime Obligations Funds.

H.  Other Transactions with Affiliates — A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the six months ended February 28, 2019, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Federal Instruments	$—	$—	$—
Government	3,490,217,660	—	—
Money Market	—	—	—
Prime Obligations	—	—	—
Treasury Instruments	—	3,540,509,762	—
Treasury Obligations	507,942,427	—	—
Treasury Solutions	—	457,650,325	—

As of February 28, 2019, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Select Shares	Capital Shares	Premier Shares	Service Shares	Resource Shares	Cash Management Shares
Federal Instruments	100%	6%	100%	—%	—%	100%
Money Market	—	—	100	26	100	100
Prime Obligations	—	—	100	—	100	100
Treasury Instruments	—	—	—	—	100	—
Treasury Obligations	—	—	—	—	100	—
Treasury Solutions	—	—	—	—	100	—

The following table provides information about the investment in issuers deemed to be affiliates of the Funds.

Government Fund
Name of Affiliated Issuer	Value at 8/31/18	Purchases at Cost	Proceeds from Sales/maturities	Net Realized Gain (Loss)	Unrealized Gain (Loss)	Value at 2/28/19	Interest Income
Goldman Sachs & Co. -Repurchase Agreement	$1,600,800,000	$21,475,500,000	$(22,426,300,000)	$—	$—	$650,000,000	$1,672,690

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Treasury Obligations Fund
Name of Affiliated Issuer	Value at 8/31/18	Purchases at Cost	Proceeds from Sales/maturities	Net Realized Gain (Loss)	Unrealized Gain (Loss)	Value at 2/28/19	Interest Income
Goldman Sachs & Co. -Repurchase Agreement	$31,200,000	$3,730,200,000	$(3,611,400,000)	$—	$—	$150,000,000	$284,180

I.  Line of Credit Facility — As of February 28, 2019, the Funds participated in a $770,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2019, the Funds did not have any borrowings under the facility.

5. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2018, the Funds’ certain timing differences on a tax basis were as follows:

	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions
Timing differences (Dividend Payable and Post-October Capital Loss Deferral)	$(114,323)	$(76,227,006)	$(10,710,503)	$(2,372,825)	$(36,153,689)	$(13,297,307)	$(3,547,072)

At February 28, 2019, the aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

6. OTHER RISKS (continued)

positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price (or, for the Institutional Money Market Funds, minimize the volatility of the Fund’s NAV per share). The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

9. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Federal Instruments Fund

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018

	Shares*	Shares*

Institutional Shares
Shares sold	714,869,383	1,400,470,046
Reinvestment of distributions	5,726,329	6,922,069
Shares redeemed	(417,472,364)	(1,455,200,988)
	303,123,348	(47,808,873)
Select Shares
Shares sold	—	—
Reinvestment of distributions	494	620
Shares redeemed	—	—
	494	620
Preferred Shares
Shares sold	21,896,334	17,006,614
Reinvestment of distributions	83,500	9,963
Shares redeemed	(16,627,227)	(14,681,017)
	5,352,607	2,335,560
Capital Shares
Shares sold	1,230,570	33,748,217
Reinvestment of distributions	13,827	140,311
Shares redeemed	(5,500,008)	(44,899,331)
	(4,255,611)	(11,010,803)
Administration Shares
Shares sold	82,104,058	140,166,680
Reinvestment of distributions	60,739	92,037
Shares redeemed	(83,335,965)	(131,578,827)
	(1,171,168)	8,679,890
Premier Shares
Shares sold	—	—
Reinvestment of distributions	441	494
Shares redeemed	—	—
	441	494
Service Shares
Shares sold	2,009,148	6,536,571
Reinvestment of distributions	8	8
Shares redeemed	(2,496,326)	(10,663,032)
	(487,170)	(4,126,453)
Cash Management Shares
Shares sold	—	—
Reinvestment of distributions	325	267
Shares redeemed	—	—
	325	267

NET INCREASE (DECREASE) IN SHARES	302,563,266	(51,929,298)

*	Valued at $1.00 per share.

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Government Fund

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018

	Shares*	Shares*

Institutional Shares
Shares sold	435,978,659,529	767,294,667,985
Reinvestment of distributions	475,415,102	573,354,489
Shares redeemed	(441,665,600,868)	(751,051,186,053)
	(5,211,526,237)	16,816,836,421
Select Shares
Shares sold	896,337,832	7,696,626,754
Reinvestment of distributions	6,023,859	22,869,904
Shares redeemed	(844,445,155)	(10,043,218,389)
	57,916,536	(2,323,721,731)
Preferred Shares
Shares sold	1,983,503,094	3,366,876,972
Reinvestment of distributions	1,118,028	2,263,169
Shares redeemed	(2,577,845,487)	(2,592,345,659)
	(593,224,365)	776,794,482
Capital Shares
Shares sold	5,804,436,666	10,611,941,302
Reinvestment of distributions	8,304,195	8,910,716
Shares redeemed	(5,322,239,301)	(10,226,370,008)
	490,501,560	394,482,010
Administration Shares
Shares sold	15,056,993,759	22,082,581,830
Reinvestment of distributions	13,995,893	14,229,495
Shares redeemed	(14,322,581,097)	(21,781,180,895)
	748,408,555	315,630,430
Premier Shares
Shares sold	291,174,966	528,483,711
Reinvestment of distributions	422,661	61,356
Shares redeemed	(232,298,810)	(461,826,788)
	59,298,817	66,718,279
Service Shares
Shares sold	947,478,982	1,702,546,572
Reinvestment of distributions	1,026,400	725,362
Shares redeemed	(937,687,788)	(1,452,690,284)
	10,817,594	250,581,650
Class A Shares
Shares sold	38,880,678	38,536,927
Reinvestment of distributions	593,754	667,472
Shares redeemed	(39,052,500)	(25,029,702)
	421,932	14,174,697
Class C Shares
Shares sold	1,657,277	1,641,220
Reinvestment of distributions	26,359	20,356
Shares redeemed	(2,023,597)	(2,670,451)
	(339,961)	(1,008,875)
Resource Shares
Shares sold	50,685,357	157,695,967
Reinvestment of distributions	457,731	477,107
Shares redeemed	(65,806,391)	(162,291,445)
	(14,663,303)	(4,118,371)
Cash Management Shares
Shares sold	10,775,400	18,102,135
Reinvestment of distributions	49,957	32,820
Shares redeemed	(10,352,269)	(15,341,360)
	473,088	2,793,595
Class R6 Shares
Shares sold	705,514,328	517,270,674
Reinvestment of distributions	547,934	378,283
Shares redeemed	(709,695,659)	(480,982,183)
	(3,633,397)	36,666,774

NET INCREASE IN SHARES	(4,455,549,181)	16,345,829,361

*	Valued at $1.00 per share.

122

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10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Money Market Fund

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	40,792,153,750	$40,800,408,538	46,299,886,154	$46,307,987,978
Reinvestment of distributions	64,727,138	64,742,029	45,575,447	45,582,507
Shares redeemed	(39,528,651,992)	(39,536,483,868)	(37,319,991,499)	(37,326,705,607)
	1,328,228,896	1,328,666,699	9,025,470,102	9,026,864,878
Select Shares
Shares sold	9,458,319	9,460,861	43,394,073	43,400,844
Reinvestment of distributions	371,564	371,639	334,349	334,409
Shares redeemed	(18,012,831)	(18,016,299)	(19,227,361)	(19,230,355)
	(8,182,948)	(8,183,799)	24,501,061	24,504,898
Preferred Shares
Shares sold	69,972	70,000	5,423,111	5,424,179
Reinvestment of distributions	20,240	20,244	14,447	14,449
Shares redeemed	(1,002,099)	(1,002,199)	(4,103,804)	(4,104,735)
	(911,887)	(911,955)	1,333,754	1,333,893
Capital Shares
Shares sold	4,798,081	4,800,000	—	—
Reinvestment of distributions	4,553	4,556	16	16
Shares redeemed	—	—	—	—
	4,802,634	4,804,556	16	16
Administration Shares
Shares sold	5,950,930	5,951,275	—	—
Reinvestment of distributions	16,777	16,779	48,519	48,526
Shares redeemed	(8,346,359)	(8,346,940)	(2,345,631)	(2,346,243)
	(2,378,652)	(2,378,886)	(2,297,112)	(2,297,717)
Premier Shares
Shares sold	—	—	—	—
Reinvestment of distributions	10	10	13	13
Shares redeemed	—	—	—	—
	10	10	13	13
Service Shares
Shares sold	758,150	758,100	5,533,949	5,534,250
Reinvestment of distributions	719	720	4,433	4,433
Shares redeemed	(883,219)	(883,200)	(5,476,814)	(5,477,100)
	(124,350)	(124,380)	61,568	61,583
Resource Shares
Shares sold	—	—	—	—
Reinvestment of distributions	9	9	11	11
Shares redeemed	—	—	—	—
	9	9	11	11
Cash Management Shares
Shares sold	—	—	—	—
Reinvestment of distributions	8	8	9	9
Shares redeemed	—	—	—	—
	8	8	9	9

NET INCREASE (DECREASE)	1,321,433,720	$1,321,872,262	9,049,069,422	$9,050,467,584

123

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Prime Obligations Fund

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	6,414,081,316	$6,415,781,689	13,026,118,996	$13,029,108,551
Reinvestment of distributions	28,505,854	28,513,165	23,617,053	23,622,474
Shares redeemed	(5,594,266,498)	(5,595,649,849)	(10,752,156,347)	(10,754,667,412)
	848,320,672	848,645,005	2,297,579,702	2,298,063,613
Select Shares
Shares sold	99,677,262	99,687,738	206,804,211	206,836,533
Reinvestment of distributions	822,767	822,857	614,305	614,374
Shares redeemed	(68,185,100)	(68,191,347)	(165,268,899)	(165,300,538)
	32,314,929	32,319,248	42,149,617	42,150,369
Preferred Shares
Shares sold	162,323	162,334	67,707,785	67,727,575
Reinvestment of distributions	30,075	30,077	15,732	15,734
Shares redeemed	(210,056)	(210,077)	(66,102,138)	(66,121,783)
	(17,658)	(17,666)	1,621,379	1,621,526
Capital Shares
Shares sold	3,450,088	3,450,873	6,399,800	6,401,080
Reinvestment of distributions	48,860	48,869	20,801	20,805
Shares redeemed	(5,266,605)	(5,267,179)	(269)	(269)
	(1,767,657)	(1,767,437)	6,420,332	6,421,616
Administration Shares
Shares sold	165,634,924	165,663,364	178,009,602	178,050,176
Reinvestment of distributions	5,862	5,863	5,002	5,003
Shares redeemed	(139,118,083)	(139,143,063)	(174,822,956)	(174,862,263)
	26,522,703	26,526,164	3,191,648	3,192,916
Premier Shares
Shares sold	—	—	—	—
Reinvestment of distributions	10	10	13	13
Shares redeemed	—	—	—	—
	10	10	13	13
Service Shares
Shares sold	9,488,649	9,488,670	57,622,958	57,628,033
Reinvestment of distributions	51,188	51,193	422	422
Shares redeemed	(4,534,313)	(4,535,463)	(57,623,933)	(57,629,030)
	5,005,524	5,004,400	(553)	(575)
Resource Shares
Shares sold	—	—	—	—
Reinvestment of distributions	9	9	11	11
Shares redeemed	—	—	—	—
	9	9	11	11
Cash Management Shares
Shares sold	—	—	—	—
Reinvestment of distributions	8	8	9	9
Shares redeemed	—	—	—	—
	8	8	9	9

NET INCREASE (DECREASE)	910,378,540	$910,709,741	2,350,962,158	$2,351,449,498

124

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10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Treasury Instruments Fund

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018

	Shares*	Shares*

Institutional Shares
Shares sold	111,489,409,325	200,968,164,954
Reinvestment of distributions	306,564,681	368,644,488
Shares redeemed	(113,828,494,522)	(194,487,340,904)
	(2,032,520,516)	6,849,468,538
Select Shares
Shares sold	373,997,895	964,098,549
Reinvestment of distributions	3,545,000	1,006,438
Shares redeemed	(418,905,690)	(642,050,518)
	(41,362,795)	323,054,469
Preferred Shares
Shares sold	109,251,300	203,124,249
Reinvestment of distributions	364,892	413,889
Shares redeemed	(95,661,929)	(198,285,848)
	13,954,263	5,252,290
Capital Shares
Shares sold	2,528,514,439	4,337,569,703
Reinvestment of distributions	5,030,971	7,208,601
Shares redeemed	(2,326,683,758)	(5,024,768,164)
	206,861,652	(679,989,860)
Administration Shares
Shares sold	5,652,096,596	8,941,512,202
Reinvestment of distributions	15,199,612	15,407,859
Shares redeemed	(5,735,985,000)	(9,413,209,502)
	(68,688,792)	(456,289,441)
Premier Shares
Shares sold	36,366,252	166,068,240
Reinvestment of distributions	109	175
Shares redeemed	(57,585,341)	(69,785,344)
	(21,218,980)	96,283,071
Service Shares
Shares sold	545,594,616	74,599,248
Reinvestment of distributions	1,315,559	94,914
Shares redeemed	(500,035,076)	(99,864,762)
	46,875,099	(25,170,600)
Resource Shares
Shares sold	—	—
Reinvestment of distributions	7	7
Shares redeemed	—	—
	7	7
Cash Management Shares
Shares sold	42,860,943	33,346
Reinvestment of distributions	42,331	297
Shares redeemed	(33,319,548)	—
	9,583,726	33,643

NET INCREASE (DECREASE) IN SHARES	(1,886,516,336)	6,112,642,117

*	Valued at $1.00 per share.

125

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Treasury Obligations Fund

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018

	Shares*	Shares*

Institutional Shares
Shares sold	82,758,716,858	127,843,066,508
Reinvestment of distributions	48,065,617	78,076,429
Shares redeemed	(82,179,662,859)	(132,362,768,631)
	627,119,616	(4,441,625,694)
Select Shares
Shares sold	381,321,867	628,512,654
Reinvestment of distributions	759,576	1,433,355
Shares redeemed	(467,098,314)	(563,778,095)
	(85,016,871)	66,167,914
Preferred Shares
Shares sold	706,254,818	888,926,342
Reinvestment of distributions	1,476,100	1,307,822
Shares redeemed	(481,407,126)	(839,865,749)
	226,323,792	50,368,415
Capital Shares
Shares sold	1,177,820,605	2,033,717,384
Reinvestment of distributions	3,176,548	3,814,950
Shares redeemed	(917,076,646)	(2,007,845,745)
	263,920,507	29,686,589
Administration Shares
Shares sold	5,344,630,794	6,999,654,929
Reinvestment of distributions	3,864,089	4,252,605
Shares redeemed	(5,400,209,343)	(6,501,274,216)
	(51,714,460)	502,633,318
Premier Shares
Shares sold	40,427,361	67,578,986
Reinvestment of distributions	138,329	52,384
Shares redeemed	(40,212,009)	(51,140,386)
	353,681	16,490,984
Service Shares
Shares sold	2,797,371,035	3,881,413,566
Reinvestment of distributions	490,013	455,493
Shares redeemed	(3,015,756,258)	(3,494,419,632)
	(217,895,210)	387,449,427
Resource Shares
Shares sold	—	—
Reinvestment of distributions	7	8
Shares redeemed	—	—
	7	8
Cash Management Shares
Shares sold	38,198	82,616
Reinvestment of distributions	269	360
Shares redeemed	(41,456)	(188,755)
	(2,989)	(105,779)

NET DECREASE IN SHARES	763,088,073	(3,388,934,818)

*	Valued at $1.00 per share.

126

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Treasury Solutions Fund

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018

	Shares*	Shares*

Institutional Shares
Shares sold	17,881,759,069	33,048,691,763
Reinvestment of distributions	63,656,390	76,819,487
Shares redeemed	(17,691,972,119)	(34,077,138,356)
	253,443,340	(951,627,106)
Select Shares
Shares sold	—	4,000,000
Reinvestment of distributions	66,034	106,209
Shares redeemed	(1,640,000)	(4,000,000)
	(1,573,966)	106,209
Preferred Shares
Shares sold	104,674,751	243,266,133
Reinvestment of distributions	156,503	395,088
Shares redeemed	(58,431,198)	(238,680,643)
	46,400,056	4,980,578
Capital Shares
Shares sold	735,177,874	1,717,466,555
Reinvestment of distributions	1,543,502	1,998,911
Shares redeemed	(731,794,009)	(1,769,632,289)
	4,927,367	(50,166,823)
Administration Shares
Shares sold	868,049,699	1,316,637,199
Reinvestment of distributions	2,061,704	1,948,987
Shares redeemed	(851,196,940)	(1,195,319,497)
	18,914,463	123,266,689
Premier Shares
Shares sold	189,339,991	171,371,374
Reinvestment of distributions	157,629	10,395
Shares redeemed	(97,085,852)	(141,266,720)
	92,411,768	30,115,049
Service Shares
Shares sold	198,434,936	500,278,676
Reinvestment of distributions	53,388	38,581
Shares redeemed	(245,181,515)	(489,231,701)
	(46,693,191)	11,085,556
Resource Shares
Shares sold	—	—
Reinvestment of distributions	7	7
Shares redeemed	—	—
	7	7
Cash Management Shares
Shares sold	357,041,116	149,007,427
Reinvestment of distributions	20	5
Shares redeemed	(277,687,351)	(158,926,942)
	79,353,785	(9,919,510)

NET DECREASE IN SHARES	447,183,629	(842,159,351)

*	Valued at $1.00 per share.

127

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2019 (Unaudited)

As a shareholder of Institutional Shares, Select Shares, Preferred Shares, Capital Shares, Administration Shares, Premier Shares, Service Shares, Class A Shares, Class C Shares, Resource Shares, Cash Management Shares or Class R6 Shares of a Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (with respect to Class C Shares); and (2) ongoing costs, including management fees and distribution, service, administration and/or shareholder administration fees (with respect to all share classes except Institutional Shares and Class R6 Shares) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional Shares, Select Shares, Preferred Shares. Capital Shares, Administration Shares, Premier Shares, Service Shares, Class A Shares, Class C Shares, Resource Shares, Cash Management Shares or Class R6 Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 through February 28, 2019, which represents a period of 181 days in a 365-day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

128

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2019 (Unaudited) (continued)

	Federal Instruments Fund				Government Fund				Money Market Fund
Share Class	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*
Institutional Shares
Actual	$1,000.00	$1,010.46		$0.95	$1,000.00	$1,010.68		$0.90	$1,000.00	$1,012.31		$0.60
Hypothetical (5% return before expenses)	1,000.00	1,023.85	+	0.95	1,000.00	1,023.90	+	0.90	1,000.00	1,024.20	+	0.60
Select Shares
Actual	1,000.00	1,010.31		1.10	1,000.00	1,010.53		1.05	1,000.00	1,012.16		0.75
Hypothetical (5% return before expenses)	1,000.00	1,023.70	+	1.10	1,000.00	1,023.75	+	1.05	1,000.00	1,024.05	+	0.75
Preferred Shares
Actual	1,000.00	1,009.96		1.45	1,000.00	1,010.18		1.40	1,000.00	1,011.81		1.10
Hypothetical (5% return before expenses)	1,000.00	1,023.36	+	1.45	1,000.00	1,023.41	+	1.40	1,000.00	1,023.70	+	1.10
Capital Shares
Actual	1,000.00	1,009.71		1.69	1,000.00	1,009.93		1.64	1,000.00	1,011.46		1.35
Hypothetical (5% return before expenses)	1,000.00	1,023.11	+	1.71	1,000.00	1,023.16	+	1.66	1,000.00	1,023.46	+	1.35
Administration Shares
Actual	1,000.00	1,009.21		2.19	1,000.00	1,009.43		2.14	1,000.00	1,010.96		1.84
Hypothetical (5% return before expenses)	1,000.00	1,022.61	+	2.21	1,000.00	1,022.66	+	2.16	1,000.00	1,022.96	+	1.86
Premier Shares
Actual	1,000.00	1,008.71		2.69	1,000.00	1,008.93		2.64	1,000.00	1,010.36		2.39
Hypothetical (5% return before expenses)	1,000.00	1,022.12	+	2.71	1,000.00	1,022.17	+	2.66	1,000.00	1,022.41	+	2.41
Service Shares
Actual	1,000.00	1,007.96		3.44	1,000.00	1,008.18		3.39	1,000.00	1,009.71		3.09
Hypothetical (5% return before expenses)	1,000.00	1,021.37	+	3.46	1,000.00	1,021.42	+	3.41	1,000.00	1,021.72	+	3.11
Class A Shares
Actual	N/A	N/A		N/A	1,000.00	1,009.43		2.14	N/A	N/A		N/A
Hypothetical (5% return before expenses)	N/A	N/A		N/A	1,000.00	1,022.66	+	2.16	N/A	N/A		N/A
Class C Shares
Actual	N/A	N/A		N/A	1,000.00	1,005.69		5.87	N/A	N/A		N/A
Hypothetical (5% return before expenses)	N/A	N/A		N/A	1,000.00	1,018.94	+	5.91	N/A	N/A		N/A
Resource Shares
Actual	N/A	N/A		N/A	1,000.00	1,007.44		4.13	1,000.00	1,008.96		2.39
Hypothetical (5% return before expenses)	N/A	N/A		N/A	1,000.00	1,020.68	+	4.16	1,000.00	1,022.41	+	2.41
Cash Management Shares
Actual	1,000.00	1,006.46		4.93	1,000.00	1,006.69		4.88	1,000.00	1,008.11		4.18
Hypothetical (5% return before expenses)	1,000.00	1,019.89	+	4.96	1,000.00	1,019.93	+	4.91	1,000.00	1,020.63	+	4.21
Class R6 Shares
Actual	N/A	N/A		N/A	1,000.00	1,010.68		0.90	N/A	N/A		N/A
Hypothetical (5% return before expenses)	N/A	N/A		N/A	1,000.00	1,023.90	+	0.90	N/A	N/A		N/A

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Institutional Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Class A Shares	Class C Shares	Resource Shares	Cash Management Shares	Class R6 Shares
Federal Instruments	0.19%	0.22%	0.29%	0.34%	0.44%	0.54%	0.69%	N/A	N/A	N/A	0.99%	N/A
Government	0.18	0.21	0.28	0.33	0.43	0.53	0.68	0.43%	1.18%	0.83%	0.98	0.18%
Money Market	0.12	0.15	0.22	0.27	0.37	0.48	0.62	N/A	N/A	0.48	0.84	N/A

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

129

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2019 (Unaudited) (continued)

	Prime Obligations Fund				Treasury Instruments Fund				Treasury Obligations Fund
Share Class	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*
Institutional Shares
Actual	$1,000.00	$1,012.30		$0.60	$1,000.00	$1,010.44		$1.00	$1,000.00	$1,010.62		$1.00
Hypothetical (5% return before expenses)	1,000.00	1,024.20	+	0.60	1,000.00	1,023.80	+	1.00	1,000.00	1,023.80	+	1.00
Select Shares
Actual	1,000.00	1,012.05		0.75	1,000.00	1,010.29		1.15	1,000.00	1,010.47		1.15
Hypothetical (5% return before expenses)	1,000.00	1,024.05	+	0.75	1,000.00	1,023.65	+	1.15	1,000.00	1,023.65	+	1.15
Preferred Shares
Actual	1,000.00	1,011.70		1.10	1,000.00	1,009.94		1.50	1,000.00	1,010.12		1.50
Hypothetical (5% return before expenses)	1,000.00	1,023.70	+	1.10	1,000.00	1,023.31	+	1.51	1,000.00	1,023.31	+	1.51
Capital Shares
Actual	1,000.00	1,011.45		1.35	1,000.00	1,009.69		1.74	1,000.00	1,009.87		1.74
Hypothetical (5% return before expenses)	1,000.00	1,023.46	+	1.35	1,000.00	1,023.06	+	1.76	1,000.00	1,023.06	+	1.76
Administration Shares
Actual	1,000.00	1,010.95		1.84	1,000.00	1,009.19		2.24	1,000.00	1,009.37		2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.96	+	1.86	1,000.00	1,022.56	+	2.26	1,000.00	1,022.56	+	2.26
Premier Shares
Actual	1,000.00	1,010.55		2.39	1,000.00	1,008.69		2.74	1,000.00	1,008.87		2.74
Hypothetical (5% return before expenses)	1,000.00	1,022.41	+	2.41	1,000.00	1,022.07	+	2.76	1,000.00	1,022.07	+	2.76
Service Shares
Actual	1,000.00	1,009.70		3.09	1,000.00	1,007.94		3.49	1,000.00	1,008.12		3.49
Hypothetical (5% return before expenses)	1,000.00	1,021.72	+	3.11	1,000.00	1,021.32	+	3.51	1,000.00	1,021.32	+	3.51
Resource Shares
Actual	1,000.00	1,009.05		2.39	1,000.00	1,007.20		2.79	1,000.00	1,007.37		2.79
Hypothetical (5% return before expenses)	1,000.00	1,022.41	+	2.41	1,000.00	1,022.02	+	2.81	1,000.00	1,022.02	+	2.81
Cash Management Shares
Actual	1,000.00	1,008.30		4.18	1,000.00	1,006.45		4.97	1,000.00	1,006.63		4.98
Hypothetical (5% return before expenses)	1,000.00	1,020.63	+	4.21	1,000.00	1,019.84	+	5.01	1,000.00	1,019.84	+	5.01

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Institutional Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Class A Shares	Class C Shares	Resource Shares	Cash Management Shares	Class R6 Shares
Prime Obligations	0.12%	0.15%	0.22%	0.27%	0.37%	0.48%	0.62%	N/A	N/A	0.48%	0.84%	N/A
Treasury Instruments	0.20	0.23	0.30	0.35	0.45	0.55	0.70	N/A	N/A	0.56	1.00	N/A
Treasury Obligations	0.20	0.23	0.30	0.35	0.45	0.55	0.70	N/A	N/A	0.56	1.00	N/A

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

130

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2019 (Unaudited) (continued)

	Treasury Solutions Fund
Share Class	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*
Institutional Shares
Actual	$1,000.00	$1,010.48		$1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.80	+	1.00
Select Shares
Actual	1,000.00	1,010.33		1.15
Hypothetical (5% return before expenses)	1,000.00	1,023.65	+	1.15
Preferred Shares
Actual	1,000.00	1,009.98		1.50
Hypothetical (5% return before expenses)	1,000.00	1,023.31	+	1.51
Capital Shares
Actual	1,000.00	1,009.73		1.74
Hypothetical (5% return before expenses)	1,000.00	1,023.06	+	1.76
Administration Shares
Actual	1,000.00	1,009.23		2.24
Hypothetical (5% return before expenses)	1,000.00	1,022.56	+	2.26
Premier Shares
Actual	1,000.00	1,008.73		2.74
Hypothetical (5% return before expenses)	1,000.00	1,022.07	+	2.76
Service Shares
Actual	1,000.00	1,007.98		3.49
Hypothetical (5% return before expenses)	1,000.00	1,021.32	+	3.51
Resource Shares
Actual	1,000.00	1,007.23		2.79
Hypothetical (5% return before expenses)	1,000.00	1,022.02	+	2.81
Cash Management Shares
Actual	1,000.00	1,006.48		4.97
Hypothetical (5% return before expenses)	1,000.00	1,019.84	+	5.01

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Institutional Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Class A Shares	Class C Shares	Resource Shares	Cash Management Shares	Class R6 Shares
Treasury Solutions	0.20%	0.23%	0.30%	0.35%	0.45%	0.55%	0.70%	N/A	N/A	0.56%	1.00%	N/A

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

131

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.34 trillion in assets under supervision as of December 31, 2018, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fun
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	N-11 Equity Fund
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund[4]
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on February 28, 2019, the Goldman Sachs Equity Growth Strategy Portfolio was renamed the Goldman Sachs Dynamic Global Equity Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels James A. McNamara Roy W. Templin Gregory G. Weaver

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer and

Principal Accounting Officer

Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for shareholders of Class A Shares or Class C Shares) or 1-800-621-2550 (for shareholders of all other share classes of a Fund); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Qs. The Funds’ Form N-Qs are available on the SEC’s web site at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. Form N-Qs may be obtained upon request and without charge by calling 1-800-526-7384 (for shareholders of Class A Shares or Class C Shares) or 1-800-621-2550 (for shareholders of all other share classes of a Fund).

Goldman Sachs & Co. LLC (“Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances. Fund holdings and allocations shown are as of February 28, 2019 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Financial Square FundsSM is a registered service mark of Goldman Sachs & Co LLC.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Intermediary or from Goldman Sachs & Co LLC by calling (Class A Shares or Class C Shares – 1-800-526-7384) (all other share classes – 1-800-621-2550).

© 2019 Goldman Sachs. All rights reserved. 162571-OTU-960927 FSQSAR-19/97K

Goldman Sachs Funds

Semi-Annual Report	February 28, 2019

Fundamental Equity Growth Funds
Blue Chip
Capital Growth
Concentrated Growth
Flexible Cap
Growth Opportunities
Small/Mid Cap Growth
Strategic Growth
Technology Opportunities

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Service, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Fundamental Equity Growth Funds

∎	BLUE CHIP

∎	CAPITAL GROWTH

∎	CONCENTRATED GROWTH

∎	FLEXIBLE CAP

∎	GROWTH OPPORTUNITIES

∎	SMALL/MID CAP GROWTH

∎	STRATEGIC GROWTH

∎	TECHNOLOGY OPPORTUNITIES

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

What Differentiates the Goldman Sachs Growth Strategies’ Investment Process?

For over 30 years, the Goldman Sachs Growth Strategies has consistently applied a three-step investment process based on our belief that wealth is created through the long-term ownership of growing businesses.

∎	Make decisions as long-term business owners rather than as stock traders

∎	Perform in-depth, fundamental research

∎	Focus on long-term structural and competitive advantages

Result

Performance driven by the compounding growth of businesses over time — not short-term market movements

Long-term participation in growing businesses — less reliance on macroeconomic predictions, market timing, sector rotation or momentum

Identify what we believe to be high quality growth businesses. Some investment criteria may include:

∎	Strength of brand name

∎	Size of market share

∎	Pricing power

∎	Recurring revenue streams

∎	Free cash flow

∎	Length of product life cycle

∎	Long-term growth prospects

∎	Seasoned management

Result

Investments in businesses that we believe are strategically positioned for consistent, sustainable long-term growth

∎	Perform rigorous valuation analysis of every potential investment

∎	Use valuation tools and analytics to determine whether the business franchises we consider high-quality also represent sound investments

Result

Reasoned investment decisions based on our understanding of what each business is worth

Relatively attractive buying opportunities as the stock prices of quality growth businesses fluctuate over time

1

MARKET REVIEW

Goldman Sachs Fundamental Equity Growth Funds

Market Review

Overall, U.S. equities lost ground during the six months ended February 28, 2019 (the “Reporting Period”). The last few months of 2018 were challenging for equities, with markets declining due to investor fears of a Federal Reserve (“Fed”) policy mistake and a global growth slowdown in both corporate earnings and economic data. The tumultuous fourth quarter of 2018 was unable to be overcome by a strong rally in the first two months of the new year, which was driven by oversold equity market conditions, better than consensus anticipated corporate earnings growth and steady macroeconomic data. The Standard & Poor’s 500 Index (the “S&P 500 Index”) ended the Reporting Period with a return of -3.04%. The Russell 3000® Index generated a return of -3.51%.

U.S. equities inched higher as the Reporting Period began in September 2018, driven by robust U.S. macroeconomic data relative to other developed markets and to emerging markets. Against a backdrop of solid economic growth, near-target inflation and healthy monthly job gains, the Fed raised interest rates by 25 basis points, in line with market expectations. (A basis point is 1/100th of a percentage point.) The successful outcome of North American Free Trade Agreement negotiations to its new incarnation as the United States-Mexico-Canada Agreement near month end was also supportive of market sentiment. U.S. equities then fell in October 2018, as investor sentiment rapidly deteriorated on escalating trade and political uncertainty and in a delayed response to an earlier sell-off in global rates. The correction resulted in tighter U.S. financial conditions, which had been resilient to Fed interest rate hikes earlier in the calendar year. U.S. equities saw a reprieve in November 2018 on more accommodative comments from Fed Chair Jerome Powell and encouraging progress in U.S.-China trade talks. However, the recovery was short-lived. U.S. equities subsequently plunged in December 2018 on renewed investor fears sparked by the arrest of a Chinese technology executive, a partial U.S. Federal government shutdown, the U.S. President’s criticism of Fed Chair Powell and reignited corporate earnings growth concerns. The Fed raised interest rates by another 25 basis points.

In January 2019, dovish Fed commentary indicating a pause in its hiking cycle, headlines of easing trade tensions and strong corporate earnings propelled U.S. equities higher despite the ongoing U.S. government shutdown and decelerating emerging market demand. (Dovish commentary tends to suggest lower interest rates; opposite of hawkish.) Investor sentiment improved as the release of generally healthy U.S. economic data and corporate earnings suggested that U.S. equity markets had likely oversold at the end of 2018. Toward month end, U.S. equities were supported by a resolution to the long-lasting U.S. government shutdown. The Fed kept its monetary policy unchanged at its January meeting and delivered dovish tilts, including the statement it would be “patient” and a description of inflationary pressures as “muted.”

The U.S. equity market rally continued in February 2019, as corporate earnings growth remained solid, surpassing consensus expectations, which had been reduced at the end of 2018. Investors also rallied around news the deadline for further U.S. tariffs on Chinese goods would be extended given promising developments in deal negotiations. The Fed reaffirmed its dovish tone, announcing its intention to conclude its balance sheet unwind in the near future. (The Fed unwinds, or shrinks, its balance sheet by selling securities on its balance sheet and/or not reinvesting maturing securities.) Additionally, U.S. equity markets were positively surprised by the 2.6% Gross Domestic Product (“GDP”) growth rate for the fourth quarter of 2018 reported at the end of the month. In further evidence of economic strength, U.S. unemployment remained low at 4.0%, and private payrolls grew by 296,000, beating the consensus estimate by 90,000.

2

MARKET REVIEW

For the Reporting Period overall, utilities, real estate and consumer staples, traditionally considered more defensive sectors, were the best performing sectors in the S&P 500 Index. The weakest performing sectors in the S&P 500 Index were energy, materials and information technology, each considered a more economically-sensitive cyclical sector.

Within the U.S. equity market, all capitalization segments posted single-digit negative absolute returns, but on a relative basis, mid-cap stocks, as measured by the Russell Midcap® Index, performed best, followed closely by large-cap stocks, as measured by the Russell 1000® Index, and then, at some distance, by small-cap stocks, as measured by the Russell 2000® Index. From a style perspective, value-oriented stocks outpaced growth-oriented stocks within the large-cap segment of the U.S. equity market, but growth outperformed value within the mid-cap segment, and performance within the small-cap segment was rather similar between the two styles. (All as measured by the FTSE Russell indices.)

Looking Ahead

Amidst an environment of positive but moderating corporate earnings growth and economic data, we continued to view U.S. equities at the end of the Reporting Period with measured optimism for the remainder of 2019. We think the risk/reward profile of the broad U.S. equity market had become more positive following the late-2018 sell-off, but that selectivity will likely be increasingly important in the months to come given higher volatility and downside risks involving trade, politics, slowing revenue growth and margin pressures.

A possible driver for U.S. equity returns in the coming months, in our view, revolves around strong growth momentum and generally positive economic data. GDP growth in the U.S. remained above-trend at the end of the Reporting Period, with the gap in GDP per capita growing steadily compared to the rest of both developed and emerging markets. The ISM Manufacturing Index remained firmly in expansionary territory, providing a durable backdrop, in our opinion, for continued GDP growth and U.S. equity returns. A well-rounded U.S. consumer has been another strong point for the U.S. economy, with above-trend consumer spending growth and suppressed levels of delinquency on consumer loans. At the end of the Reporting Period, we viewed smaller-cap equities as possibly the biggest beneficiary of the positive economic backdrop, as they have relatively high revenue exposure to the U.S.

In our view, Fed policy will likely remain a focal point for capital markets, with investors looking for more insights into the dovish pivot the Fed took in the last months of the Reporting Period. If markets continue rapidly appreciating, supported by an uptick in inflation and a tightening of the labor market, the Fed could again shift to a more hawkish stance. Conversely, if markets view the recently dovish Fed policy as a sign of deeper macroeconomic issues, returns could potentially soften.

While many investors are concerned about the late-economic cycle pressures on corporate revenue growth and margin expansion, we continued to see opportunities at the end of the Reporting Period, especially on a stock-specific basis. These pressures could create a greater dispersion of U.S. equity returns that we believe can benefit higher quality companies. We also believe pricing power may be an increasingly important factor in this environment, enabling companies to continue growing margins despite a subdued economic environment.

3

MARKET REVIEW

Regardless of market direction, our fundamental, bottom-up stock selection continues to drive our process, rather than headlines or sentiment. We maintain high conviction in the companies the Funds own and believe they have the potential to outperform relative to the broader market regardless of economic growth conditions. As always, we maintain our focus on seeking companies that we believe will generate long-term growth in today’s ever-changing market conditions.

4

PORTFOLIO RESULTS

Goldman Sachs Blue Chip Fund

Portfolio Composition

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments of “blue chip” companies. Blue chip companies are companies that, in the view of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), enjoy strong market positions, seasoned management teams, solid financial fundamentals and high-quality reputations. Although blue chip companies generally have large or medium market capitalizations, the Investment Adviser may invest in companies that it believes have good, long-term prospects to become well-known, established or blue chip companies. The Fund may continue to invest up to 20% of its Net Assets in foreign securities.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Blue Chip Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, Class C, Institutional, Investor, Class P, Class R and Class R6 Shares generated cumulative total returns, without sales charges, of -0.51%, -0.86%, -0.31%, -0.36%, -0.35%, -0.59% and -0.30%, respectively. These returns compare to the -3.04% cumulative total return of the Fund’s benchmark, the Standard & Poor’s 500® Index (the “S&P 500 Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	While the Fund posted negative absolute returns, it outperformed the S&P 500 Index on a relative basis during the Reporting Period due primarily to effective stock selection. Sector allocation as a whole detracted from relative performance, albeit modestly.

Q	Which equity market sectors most significantly affected Fund performance?

A	The sectors that contributed most positively to the Fund’s relative performance during the Reporting Period were health care, industrials and consumer discretionary, wherein effective stock selection helped most in each. The only two sectors to detract from the Fund’s relative results during the Reporting Period were utilities and materials. The Fund had no exposure to the strongly performing utilities sector, and both challenging stock selection and having an overweight to the weakly performing materials sector hurt.

Q	What were some of the Fund’s best-performing individual stocks?

A	The Fund benefited most relative to the S&P 500 Index from positions in pharmaceutical company Eli Lilly, medical equipment company Danaher and aerospace and defense company Boeing.

Eli Lilly’s stock climbed through most of November 2018 after the company reported solid quarterly results in which it beat consensus earnings per share and revenue expectations and also raised guidance for the full year 2018. Then, in December 2018, Eli Lilly shares benefited from the announcement of better than market expected 2019 guidance, featuring significant improvements in revenue growth and long-term sales growth. The company had a volatile month of trading in January 2019, finishing the month in positive territory but lagging the health care sector as well as the broad U.S. equity market. Early on, a negative headline on drug pricing pressured the stock along with that of other pharmaceutical companies. Then news of Eli Lilly’s acquisition of Loxo Oncology, a cancer drug company, helped give a boost to its shares. These gains were quickly erased after a phase 3 soft tissue study did not meet its primary objective, leading the Food and Drug Administration to recommend new patients not start using the drug. All in all, we viewed January 2019 as a month of primarily short-term trading noise that did not alter the underlying fundamentals of the company or why we favor it. At the end of the Reporting Period, we believed the company maintained strong risk/reward prospects versus its peers, and we saw an upside to its diabetes franchise. We were also

5

PORTFOLIO RESULTS

optimistic about its management’s commitment to creating shareholder value through increased dividends and share repurchases. Additionally, we viewed the company’s split with Elanco, its former animal health business segment, as value accretive. Overall, we viewed Eli Lilly as a high quality pharmaceuticals business with leading franchises, a robust drug pipeline and an improving financial profile.

In November 2018, Danaher’s stock was driven less by company-specific events but rather rose along with the health care equipment industry as a whole. Then, in February 2019, Danaher announced an agreement with General Electric (“GE”) to acquire the biopharmaceutical business of GE Life Sciences. The market’s reception of the deal was overwhelmingly positive, and Danaher’s shares climbed through the end of the month. We were also highly optimistic about the transaction, which makes Danaher the largest player within bioprocessing and gives the company a multi-year value creation opportunity through potential top-line acceleration and cost savings. GE Life Sciences is a high quality asset, and in our opinion, significantly improves Danaher’s positioning within the biopharmaceutical industry. With this in mind, at the end of the Reporting Period, we had renewed confidence that Danaher is a high quality company, led by what we see as an outstanding management team, that generates solid free cash flow and has high barriers to entry in its key business segments.

Early in January 2019, Boeing announced fourth quarter 2018 and full year 2018 aircraft deliveries that were both slightly higher than market estimates, causing its stock to rise. Then, at the end of the month, Boeing announced strong quarterly earnings results, exceeding market expectations on revenue, earnings per share and, most importantly, cash from operations. Boeing’s stock also reacted to the optimism surrounding trade talks with China throughout February 2019, as a resolution could create a potential order boost. At the end of the Reporting Period, we remained positive on the company’s strong productivity track record, multi-year commercial aircraft backlog and improving prospects in its defense business. We viewed Boeing favorably due to what we considered to be its strong competitive position, robust free cash flow and focus on shareholders through buybacks and distributions.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Among those stocks detracting most from the Fund’s results relative to the S&P 500 Index were positions in DowDuPont, which develops materials, chemicals and agricultural products; Pioneer Natural Resources, an oil and gas exploration and production company; and Humana, a health insurance company.

Most of DowDuPont’s share price decline occurred during the first two months of the Reporting Period. Its share price fell at the end of September 2018 driven both by weakness in the materials and chemicals industries and by negative reports by several analysts. In October 2018, DowDuPont disclosed a $4.6 billion write-down of goodwill*, which was viewed negatively by investors. Despite the decline in the stock, we remained optimistic at the end of the Reporting Period on the company’s ability to unlock operating synergies, decrease costs and deploy cash on high return projects to further improve profitability. Overall, we believed DowDuPont was well positioned to benefit from inflecting cyclical tailwinds across multiple business segments as it works to improve its operations and unlock efficiencies.

Shares of Pioneer Natural Resources declined in the fourth quarter of 2018 along with the oil market as a whole, which was down sharply during that time. Following the volatility, we felt Pioneer Natural Resources’ valuation had become less attractive, and we decided to exit the position. From our perspective, other large cap energy operators in the Permian Basin have more favorable asset bases as well as management teams better situated to execute moving forward. Thus, we sold the position and reallocated the capital to other names in the energy industry we felt had more favorable risk/return profiles.

Humana’s stock traded up and down in a volatile fashion throughout the Reporting Period. The first catalyst occurred in November 2018 when Humana reported its third quarter 2018 earnings, in which revenues and earnings came in above consensus expectations, sending the company’s shares higher. These gains were reversed later in the month when news spread regarding a Medicare proposal that would potentially reduce or remove the rebates that managed care
*	Goodwill impairment is an earnings charge that companies record on their income statements after they identify that there is persuasive evidence that the asset associated with the goodwill can no longer demonstrate financial results that were expected from it at the time of its purchase. Because many companies acquire other firms and pay a price that exceeds the fair value of identifiable assets and liabilities that the acquired firm possesses, the difference between the purchase price and the fair value of acquired assets is recorded as goodwill. However, if unforeseen circumstances arise that decrease expected cash flows from acquired assets, their fair value can be lower than what was originally paid for them, and a company must book a goodwill impairment.

6

PORTFOLIO RESULTS

firms receive from drug makers in an effort to curb excessive drug pricing. Its shares fell again late in February 2019, along with other managed care stocks, as pharmaceutical company executives testified before the U.S. Congress to address criticism over drug pricing. During the hearings, the executives deflected the blame to insurance companies, such as Humana, arguing that the rebates should be eliminated. Given that Humana derives a portion of its revenue from these rebates, we remained somewhat cautious at the end of the Reporting Period, and we intend to continue to monitor developments on this front going forward. That said, at the end of the Reporting Period, we believed Humana has opportunities for future growth, as we expect it to benefit from Medicare patient growth and aging of our population.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	During the Reporting Period, we initiated a Fund position in health care products company Johnson & Johnson. Its shares had plunged in December 2018 after it was reported its executives knew for decades that its baby powder sometimes tested positive for asbestos. In response, its management dismissed the allegations and said the product is safe and asbestos-free. Given that the stock had its worst day in 16 years, we felt investors had overreacted to the accusations and viewed the sell-off as a buying opportunity. In our view, Johnson & Johnson has a healthy financial profile and diversified suite of growing businesses. It has approximately $20 billion in cash and securities and generated approximately $16 billion in operating cash flow in the first three quarters of 2018 — more than twice dividends paid. Furthermore, the company beat the market’s quarterly earnings estimates during the Reporting Period, with psoriasis treatments and cancer drug sales driving the success, while signature baby products and consumer goods showed signs of improvement. Overall, we view Johnson & Johnson as a high quality health care name and decided to take advantage of what we saw as its attractive valuation on weakness.

We established a Fund position in oil and gas production company EOG Resources during the Reporting Period. We are highly confident in its management’s ability to execute its long-term strategy. Specifically, we believe its management is focused on creating a business model that can compete against attractive investments in other sectors by demonstrating sustainable growth, free cash flow generation and returns. In other words, it appears that EOG Resources wants to compete not just with energy companies but also with the S&P 500 Index companies broadly. EOG Resources has stated it plans to grow its production and generate returns on capital by double digits, characteristics held by only a select group of S&P 500 companies.

Conversely, in addition to the sale of Pioneer Natural Resources, mentioned earlier, we exited the Fund’s position in pharmaceutical company Shire during the Reporting Period. In December 2018, it was announced that Takeda Pharmaceutical shareholders voted to approve the company’s acquisition of Shire. Following the approval of the acquisition and the stock’s strong performance, we decided to sell the position and reallocate the capital elsewhere.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	Sean Gallagher, a portfolio manager of the Fund, retired effective September 30, 2018. The Fund continues to be managed by Steven M. Barry and Stephen E. Becker.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s exposure to industrials and health care increased and its allocations to information technology and financials decreased compared to the S&P 500 Index. The Fund’s position in cash increased during the Reporting Period.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2019?

A	At the end of February 2019, the Fund had overweighted positions relative to the S&P 500 Index in industrials, health care, communication services and consumer staples. On the same date, the Fund had underweighted positions compared to the S&P 500 Index in financials and information technology and was rather neutrally weighted to the S&P 500 Index in materials, energy, consumer discretionary and real estate. The Fund had no position at all in utilities at the end of the Reporting Period.

7

FUND BASICS

Blue Chip Fund

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Fund Total Return (based on NAV)[1]	S&P 500® Index[2]

Class A	-0.51%	-3.04%
Class C	-0.86	-3.04
Institutional	-0.31	-3.04
Investor	-0.36	-3.04
Class P	-0.35	-3.04
Class R	-0.59	-3.04
Class R6	-0.30	-3.04

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The S&P 500® Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Five Years	Since Inception	Inception Date

Class A	-7.40%	4.76%	8.96%	11/30/09
Class C	-3.67	5.15	8.81	11/30/09
Institutional	-1.66	6.34	10.06	11/30/09
Investor	-1.71	6.20	9.90	11/30/09
Class P	N/A	N/A	-3.81	4/17/18
Class R	-2.22	5.69	9.36	11/30/09
Class R6	-1.57	N/A	4.83	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Investor, Class P, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

8

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.03%	5.10%
Class C	1.78	5.85
Institutional	0.67	4.71
Investor	0.78	4.85
Class P	0.66	4.70
Class R	1.28	5.35
Class R6	0.66	4.70

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[5]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	4.0%	Software
Visa, Inc. Class A	3.9	IT Services

Facebook, Inc. Class A	3.5	Interactive Media & Services
Eli Lilly & Co.	3.4	Pharmaceuticals
Texas Instruments, Inc.	3.4	Semiconductors & Semiconductor Equipment
Union Pacific Corp.	3.3	Road & Rail
Danaher Corp.	3.2	Health Care Equipment & Supplies
The Boeing Co.	3.1	Aerospace & Defense
Honeywell International, Inc.	3.1	Industrial Conglomerates
Walmart, Inc.	3.0	Food & Staples Retailing

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

9

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[6]

As of February 28, 2019

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

10

PORTFOLIO RESULTS

Goldman Sachs Capital Growth Fund

Portfolio Composition

The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by the Investment Adviser to be positioned for long-term growth. The Fund invests in both value and growth companies. The Fund’s fundamental equity investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Capital Growth Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares generated cumulative total returns, without sales charges, of -3.34%, -3.67%, -3.16%, -3.39%, -3.22%, -3.14%, -3.46% and -3.15%, respectively. These returns compare to the -3.07% cumulative total return of the Fund’s benchmark, the Russell 1000® Index (with dividends reinvested) (the “Russell Index”), during the same period. The Fund’s former benchmark, the Russell 1000® Growth Index, returned -4.52% for the same time period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund underperformed the Russell Index on a relative basis during the Reporting Period due to a combination of stock selection and sector allocation.

Q	Which equity market sectors most significantly affected Fund performance?

A	The sectors that detracted most from the Fund’s relative performance during the Reporting Period were industrials, consumer staples and information technology, wherein stock selection in each dampened results. The sectors that contributed most positively to the Fund’s relative performance during the Reporting Period were health care, communication services and utilities, wherein stock selection in each proved effective.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Among those stocks detracting most from the Fund’s results relative to the Russell Index were positions in semiconductor company NVIDIA, transportation and logistics company XPO Logistics and asset management company Affiliated Managers Group.

NVIDIA’s stock price declined in October 2018 along with the broader semiconductor industry, as international trade tensions and end-market demand concerns weighed on investor sentiment. (End-market is used to indicate where the final transaction takes place in a value chain. Typically it is where the end-user is located, meaning the individual, organization, industry or region for whom the product or service has been created and who is not expected to resell that product or service.) Also, in November 2018, the company reported a miss in earnings primarily due to weak crypto-currency demand, which at one point had accounted for more than 10% of company revenues. However, the remainder of the business, which is driven by cloud, gaming and artificial intelligence, continued to show strong growth. In addition to the earnings-related sell-off, NVIDIA’s stock was under pressure for the majority of the fourth quarter of 2018, along with its semiconductor peers, as concerns around the health of the global economy grew to end the year. Despite the difficult fourth calendar quarter for the company, we believed at the end of the Reporting Period that the underlying long-term fundamentals of the company were still healthy, though we continued to evaluate the macro backdrop.

While there were no stock-specific reasons for the decline in XPO Logistics’ share price during a volatile October 2018,

11

PORTFOLIO RESULTS

the company, along with others in the industrials and freight industries, underperformed for the month. In mid-December 2018, a hedge fund issued a report that sent XPO Logistics’ shares tumbling more than 26% in one day. We were not particularly troubled by our initial read-through of the analysis but recognized several aspects that warranted follow up. After assessing various factors, we confirmed our previously held view that XPO Logistics’ business was well aligned with the structural changes in the freight industry, such as outsourcing and labor-saving technology, e-commerce exposure and the implementation of electronic logging devices. The market eventually recognized this as well, and its shares recovered all of the losses prompted by the hedge fund report. However, unrelated to the report, XPO Logistics’ stock tumbled in February 2019 after the company released its fourth quarter 2018 earnings report that revealed results below market estimates on earnings per share, revenue and 2019 guidance. Its management cited a reduction in business from its largest client, expressing it would negatively impact its growth for 2019. These developments led us to exit the Fund’s position in XPO Logistics.

Shares of Affiliated Managers Group came under pressure in the fourth quarter of 2018, as AQR, one of its key affiliates, was experiencing substantial outflows. Investors also had concerns about Affiliated Managers Group’s private equity capital raise coming to an end as well as outflows potentially accelerating in the medium term. While we see positive aspects of the firm, we chose to exit the Fund’s position and reallocate capital to what we see as other high quality investments.

Q	What were some of the Fund’s best-performing individual stocks?

A	Among those stocks the Fund benefited most from relative to the Russell Index were positions in pharmaceutical company Eli Lilly, enterprise software solutions company Red Hat and regional bank Signature Bank.

Eli Lilly’s stock climbed through most of November 2018 after the company reported solid quarterly results in which it beat consensus earnings per share and revenue expectations and also raised guidance for the full year 2018. Then, in December 2018, Eli Lilly shares benefited from the announcement of better than market expected 2019 guidance, featuring significant improvements in revenue growth and long-term sales growth. The company had a volatile month of trading in January 2019, finishing the month in positive territory but lagging the health care sector as well as the broad U.S. equity market. Early on, a negative headline on drug pricing pressured the stock along with that of other pharmaceutical companies. Then news of Eli Lilly’s acquisition of Loxo Oncology, a cancer drug company, helped give a boost to its shares. These gains were quickly erased after a phase 3 soft tissue study did not meet its primary objective, leading the Food and Drug Administration to recommend new patients not start using the drug. All in all, we viewed January 2019 as a month of primarily short-term trading noise that did not alter the underlying fundamentals of the company or why we favor it. At the end of the Reporting Period, we believed the company maintained strong risk/reward prospects versus its peers, and we saw an upside to its diabetes franchise. We were also optimistic about its management’s commitment to creating shareholder value through increased dividends and share repurchases. Additionally, we viewed the company’s split with Elanco, its former animal health business segment, as value accretive. Overall, we viewed Eli Lilly as a high quality pharmaceuticals business with leading franchises, a robust drug pipeline and an improving financial profile.

Shares of Red Hat soared in late October 2018 after IBM announced an offer to acquire Red Hat for a significant premium to its market price. This acquisition was in line with our thesis that the software industry is ripe for consolidation. We also believe Red Hat has impressive growth prospects, led mostly by new business, and has solid sales capacity through its partnerships with cloud providers. We were encouraged by this news and continued to monitor developments as both companies work toward finalizing the acquisition.

The strong performance of Signature Bank’s stock was primarily driven by an earnings report in January 2019 that showed improved earnings per share and revenues in addition to the announcement of a cash dividend. Quarter-over-quarter loan growth was particularly strong as well. At the end of the Reporting Period, we continued to like the stock given what we see as the company’s notable growth opportunities, potential for net interest income expansion and its management’s efforts to grow the regional bank’s deposit base.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

12

PORTFOLIO RESULTS

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	During the Reporting Period, we initiated a Fund position in multinational consumer goods company Procter & Gamble. We believe the company could start to see an inflection from its recent consolidation, and we remain positive that its price cuts could help improve sales in emerging markets. Additionally, we are confident in its management’s ability to adapt to the changing landscape and various business challenges. We think its innovative pipeline and brand awareness may well lead to continued sales momentum going forward.

We established a Fund position in Deere & Co. We are positive on the outlook for the company’s largest and most profitable end-market, North American agricultural equipment. We believe the segment is beginning to recover from recent trough levels and that Deere & Co. is well positioned to capitalize on a potential recovery. In our view, the company has a strong balance sheet and robust return on equity. It also saw increased share repurchases in 2018. Overall, we believe Deere & Co. is a high quality company with an attractive outlook.

Conversely, in addition to the sales already mentioned, we exited the Fund’s position in pharmaceutical company Shire during the Reporting Period. In December 2018, it was announced that Takeda Pharmaceutical shareholders voted to approve the company’s acquisition of Shire. Following the approval of the acquisition and the stock’s strong performance, we decided to sell the position and reallocate the capital elsewhere.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	Sean Gallagher, a portfolio manager of the Fund, retired effective September 30, 2018. The Fund continues to be managed by Steven M. Barry and Stephen E. Becker.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, relative to the Russell Index, the Fund’s allocations in information technology and consumer discretionary decreased. The Fund’s position in cash increased during the Reporting Period.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2019?

A	At the end of February 2019, the Fund had overweighted positions relative to the Russell Index in the materials and health care sectors and underweighted positions relative to the Russell Index in the financials, industrials and consumer discretionary sectors. On the same date, the Fund was rather neutrally weighted to the Russell Index in information technology, real estate, consumer staples, energy, utilities and communication services.

13

FUND BASICS

Capital Growth Fund

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Fund Total Return (based on NAV)[1]	Russell 1000® Index[2]	Russell 1000® Growth Index[3]

Class A	-3.34%	-3.07%	-4.52%
Class C	-3.67	-3.07	-4.52
Institutional	-3.16	-3.07	-4.52
Service	-3.39	-3.07	-4.52
Investor	-3.22	-3.07	-4.52
Class P	-3.14	-3.07	-4.52
Class R	-3.46	-3.07	-4.52
Class R6	-3.15	-3.07	-4.52

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Russell 1000 Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. It is not possible to invest directly in an index.

[3]	The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[4]

For the period ended 12/31/18	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-8.15%	7.41%	13.70%	9.07%	4/20/90
Class C	-4.41	7.83	13.50	5.67	8/15/97
Institutional	-2.39	9.06	14.80	6.87	8/15/97
Service	-2.92	8.52	14.23	6.35	8/15/97
Investor	-2.56	8.90	14.63	7.63	11/30/07
Class P	N/A	N/A	N/A	-7.88	4/17/18
Class R	-3.03	8.36	14.06	7.10	11/30/07
Class R6	-2.38	N/A	N/A	7.22	7/31/15

[4]The	Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Effective July 30, 2018, Class C Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is ten years after the purchase date. Because Institutional, Service, Investor, Class P, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

14

FUND BASICS

EXPENSE RATIOS[5]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.14%	1.22%
Class C	1.89	1.97
Institutional	0.75	0.83
Service	1.25	1.33
Investor	0.89	0.97
Class P	0.74	0.82
Class R	1.39	1.47
Class R6	0.74	0.82

[5]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[6]

Holding	% of Net Assets	Line of Business

Apple, Inc.	3.5%	Technology Hardware, Storage & Peripherals
Microsoft Corp.	3.4	Software
Amazon.com, Inc.	2.8	Internet & Direct Marketing Retail
JPMorgan Chase & Co.	1.6	Banks
Facebook, Inc. Class A	1.5	Interactive Media & Services
Alphabet, Inc. Class A	1.5	Interactive Media & Services
Visa, Inc. Class A	1.5	IT Services
Alphabet, Inc. Class C	1.5	Interactive Media & Services
Bank of America Corp.	1.4	Banks
The Boeing Co.	1.3	Aerospace & Defense

[6]	The top 10 holdings may not be representative of the Fund’s future investments.

15

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[7]

As of February 28, 2019

[7]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.1% of the Fund’s net assets as of February 28, 2019. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

16

PORTFOLIO RESULTS

Goldman Sachs Concentrated Growth Fund

Portfolio Composition

The Fund invests primarily in U.S. equity investments selected for their potential to achieve capital appreciation over the long term. The Fund typically holds 30-40 companies that are considered by the Investment Adviser to be positioned for long-term growth. The Fund may invest in securities of companies of any capitalization. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may also invest up to 10% of its total assets in fixed income securities, such as government, corporate and bank debt obligations.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Concentrated Growth Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, Class C, Institutional, Investor, Class P, Class R and Class R6 Shares generated cumulative total returns, without sales charges, of -4.10%, -4.38%, -3.87%, -3.95%, -3.87%, -4.19% and -3.88%, respectively. These returns compare to the -4.52% cumulative total return of the Fund’s benchmark, the Russell 1000® Growth Index (with dividends reinvested) (the “Russell Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	While the Fund generated negative absolute returns, it outperformed the Russell Index on a relative basis during the Reporting Period due primarily to effective stock selection. Sector allocation as a whole detracted from relative performance, albeit modestly.

Q	Which equity market sectors most significantly affected Fund performance?

A	The sectors that contributed most positively to the Fund’s relative performance during the Reporting Period were health care and communication services, wherein effective stock selection in each helped most. Having an overweighted allocation to real estate, which outperformed the Russell Index during the Reporting Period, also boosted relative results. Challenging stock selection in the information technology, industrials and financials sectors detracted from the Fund’s relative results most during the Reporting Period. Having an underweight to industrials, which outpaced the Russell Index during the Reporting Period, also hurt.

Q	What were some of the Fund’s best-performing individual stocks?

A	The Fund benefited most relative to the Russell Index from positions in medical equipment company Danaher, pharmaceutical company Eli Lilly and medical device manufacturer Boston Scientific.

In November 2018, Danaher’s stock was driven less by company-specific events but rather rose along with the health care equipment industry as a whole. Then, in February 2019, Danaher announced an agreement with General Electric (“GE”) to acquire the biopharmaceutical business of GE Life Sciences. The market’s reception of the deal was overwhelmingly positive, and Danaher’s shares climbed through the end of the month. We were also highly optimistic about the transaction, which makes Danaher the largest player within bioprocessing and gives the company a multi-year value creation opportunity through potential top-line acceleration and cost savings. GE Life Sciences is a high quality asset, and in our opinion, significantly improves Danaher’s positioning within the biopharmaceutical industry. With this in mind, at the end of the Reporting Period, we had renewed confidence that Danaher is a high quality company, led by what we see as an outstanding management team, that generates solid free cash flow and has high barriers to entry in its key business segments.

Eli Lilly’s stock climbed through most of November 2018 after the company reported solid quarterly results in which it beat consensus earnings per share and revenue expectations and also raised guidance for the full year 2018. Then, in December 2018, Eli Lilly shares benefited from the

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PORTFOLIO RESULTS

announcement of better than market expected 2019 guidance, featuring significant improvements in revenue growth and long-term sales growth. The company had a volatile month of trading in January 2019, finishing the month in positive territory but lagging the health care sector as well as the broad U.S. equity market. Early on, a negative headline on drug pricing pressured the stock along with that of other pharmaceutical companies. Then news of Eli Lilly’s acquisition of Loxo Oncology, a cancer drug company, helped give a boost to its shares. These gains were quickly erased after a phase 3 soft tissue study did not meet its primary objective, leading the Food and Drug Administration to recommend new patients not start using the drug. All in all, we viewed January 2019 as a month of primarily short-term trading noise that did not alter the underlying fundamentals of the company or why we favor it. At the end of the Reporting Period, we believed the company maintained strong risk/reward prospects versus its peers, and we saw an upside to its diabetes franchise. We were also optimistic about its management’s commitment to creating shareholder value through increased dividends and share repurchases. Additionally, we viewed the company’s split with Elanco, its former animal health business segment, as value accretive. Overall, we viewed Eli Lilly as a high quality pharmaceuticals business with leading franchises, a robust drug pipeline and an improving financial profile.

During the third quarter of 2018, Boston Scientific’s shares climbed rather steadily, primarily driven by the announcement of several acquisitions of smaller companies in the health care equipment space, which were seen by the market as positive. For example, investors were positive on the company’s September 2018 acquisition of Augmenix, a privately held developer of systems used to reduce the side effects of radiotherapy in cancer patients. The market also viewed the company’s 2019 launch plans for Lotus Edge, a transcatheter aortic valve replacement system, as increasingly favorable. During the fourth quarter of 2018, the company experienced some volatility alongside the broader market but then rose in the first two months of 2019. In February 2019, the company’s fourth quarter 2018 results came in better than the market expected, with its earnings per share beating consensus estimates and its revenue in line with consensus estimates, giving an extra push to its shares. At the end of the Reporting Period, we believed Boston Scientific presented an attractive path for growth and had one of the best product pipelines in its market. We viewed its new product launches, accompanied by geographic market and platform expansion, positively and believed those launches make Boston Scientific’s growth profile among the best in the medical device industry.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Among those stocks detracting most from the Fund’s results relative to the Russell Index were positions in semiconductor company NVIDIA, consumer staples giant Kraft Heinz and materials, chemicals and agricultural products developer DowDuPont.

NVIDIA’s stock price declined in October 2018 along with the broader semiconductor industry, as international trade tensions and end-market demand concerns weighed on investor sentiment. (End-market is used to indicate where the final transaction takes place in a value chain. Typically it is where the end-user is located, meaning the individual, organization, industry or region for whom the product or service has been created and who is not expected to resell that product or service.) In November 2018, the company reported a miss in earnings primarily due to weak crypto-currency demand, which at one point had accounted for more than 10% of company revenues. However, the remainder of the business, which is driven by cloud, gaming and artificial intelligence, continued to show strong growth. In addition to the earnings-related sell-off, NVIDIA’s stock was under pressure for the majority of the fourth quarter of 2018, along with its semiconductor peers, as concerns around the health of the global economy grew to end the year. Despite the difficult fourth calendar quarter for the company, we believed at the end of the Reporting Period that the underlying long-term fundamentals of the company were still healthy, though we continued to evaluate the macro backdrop.

Nearly all of Kraft Heinz’ stock price decline occurred at the end of February 2019. The stock plummeted after the company reported quarterly earnings that missed market estimates across all metrics. Furthermore, Kraft Heinz cut its dividend by approximately one-third, announced a $15 billion goodwill impairment* and reported it had received a subpoena from the Securities and Exchange Commission. Following the report, we decided to exit the Fund’s position, as we viewed this as a thesis-changing event and believed there were better opportunities elsewhere.

*	Goodwill impairment is an earnings charge that companies record on their income statements after they identify that there is persuasive evidence that the asset associated with the goodwill can no longer demonstrate financial results that were expected from it at the time of its purchase. Because many companies acquire other firms and pay a price that exceeds the fair value of identifiable assets and liabilities that the acquired firm possesses, the difference between the purchase price and the fair value of acquired assets is recorded as goodwill. However, if unforeseen circumstances arise that decrease expected cash flows from acquired assets, their fair value can be lower than what was originally paid for them, and a company must book a goodwill impairment.

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PORTFOLIO RESULTS

Most of DowDuPont’s share price decline occurred during the first two months of the Reporting Period. Its share price fell at the end of September 2018 driven both by weakness in the materials and chemicals industries and by negative reports by several analysts. In October 2018, DowDuPont disclosed a $4.6 billion write-down of goodwill, which was viewed negatively by investors. Despite the decline in the stock, we remained optimistic at the end of the Reporting Period on the company’s ability to unlock operating synergies, decrease costs and deploy cash on high return projects to further improve profitability. Overall, we believed DowDuPont was well positioned to benefit from inflecting cyclical tailwinds across multiple business segments as it works to improve its operations and unlock efficiencies.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	We initiated a Fund position in discount retailer Walmart. We are positive on the company and confident in its management team and its potential to create shareholder value in the long run through strategic initiatives and acquisitions. In our view, Walmart has a strong balance sheet with robust, consistent free cash flow, and we believe the company was attractively valued at the time of purchase relative to its peers.

We added Intuitive Surgical to the Fund’s portfolio during the Reporting Period. The company develops, manufactures and markets robotic surgical systems and related instruments and accessories for invasive surgery. We are optimistic that the company is on the brink of entering into a strong product cycle, specifically its lung biopsy pipeline, which targets the cancer biopsy market. Given the sparse competition in the space, we feel its sales momentum is poised to move forward and think the company has a strong competitive advantage.

Conversely, in addition to the sale already mentioned, we exited the Fund’s position in integrated circuit manufacturer Analog Devices. The stock had experienced heightened volatility during the fourth quarter of 2018 due to increased investor concerns around the outlook for semiconductor spending. While we still believe the company has an attractive revenue growth and margin profile, we felt the risk/reward balance was less attractive for this Fund and decided to sell the position and reallocate the capital elsewhere.

We eliminated the Fund’s position in pharmaceutical company Shire during the Reporting Period. In December 2018, it was announced that Takeda Pharmaceutical shareholders voted to approve the company’s acquisition of Shire. Following the approval of the acquisition and the stock’s strong performance, we decided to sell the position and reallocate the capital elsewhere.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	There were no changes to the Fund’s portfolio management team during the Reporting Period.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s exposure to materials, industrials and financials increased and its allocation to information technology decreased relative to the Russell Index.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2019?

A	At the end of February 2019, the Fund had overweighted positions relative to the Russell Index in the health care, real estate, materials, communication services and energy sectors. On the same date, the Fund had underweighted positions compared to the Russell Index in information technology, industrials and consumer discretionary. The Fund was rather neutrally weighted relative to the Russell Index in consumer staples and financials and had no position at all in the utilities sector at the end of the Reporting Period.

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FUND BASICS

Concentrated Growth Fund

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Fund Total Return (based on NAV)[1]	Russell 1000® Growth Index[2]

Class A	-4.10%	-4.52%
Class C	-4.38	-4.52
Institutional	-3.87	-4.52
Investor	-3.95	-4.52
Class P	-3.87	-4.52
Class R	-4.19	-4.52
Class R6	-3.88	-4.52

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-7.90%	5.78%	12.50%	7.01%	9/3/02
Class C	-4.24	6.19	12.31	6.57	9/3/02
Institutional	-2.19	7.40	13.61	7.80	9/3/02
Investor	-2.35	7.25	13.43	6.35	11/30/07
Class P	N/A	N/A	N/A	-6.96	4/17/18
Class R	-2.78	6.72	12.88	5.84	11/30/07
Class R6	-2.17	N/A	N/A	5.79	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Effective July 30, 2018, Class C Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is ten years after the purchase date. Because Institutional, Investor, Class P, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

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FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.16%	1.43%
Class C	1.91	2.18
Institutional	0.80	1.04
Investor	0.91	1.18
Class P	0.79	1.03
Class R	1.41	1.68
Class R6	0.79	1.03

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[5]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	5.8%	Software
Apple, Inc.	4.8	Technology Hardware, Storage & Peripherals
Amazon.com, Inc.	4.6	Internet & Direct Marketing Retail
Visa, Inc. Class A	4.5	IT Services
Facebook, Inc. Class A	4.5	Interactive Media & Services
Alphabet, Inc. Class A	3.9	Interactive Media & Services
Honeywell International, Inc.	3.1	Industrial Conglomerates
Danaher Corp.	3.1	Health Care Equipment & Supplies
Northrop Grumman Corp.	3.0	Aerospace & Defense
NIKE, Inc. Class B	2.9	Textiles, Apparel & Luxury Goods

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

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FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[6]

As of February 28, 2019

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

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PORTFOLIO RESULTS

Goldman Sachs Flexible Cap Fund

Portfolio Composition

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in equity investments in small-, mid- and large-cap issuers. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by the Investment Adviser to be positioned for long-term growth of capital. This strategy is combined with a quantitative risk allocation process that is used to assist portfolio construction and trading decisions.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Flexible Cap Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, Class C, Institutional, Investor, Class P, Class R and Class R6 Shares generated cumulative total returns, without sales charges, of -3.41%, -3.80%, -3.24%, -3.22%, -3.17%, -3.52% and -3.19%, respectively. These returns compare to the -3.04% cumulative total return of the Fund’s benchmark, the S&P 500 Index (with dividends reinvested), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund underperformed the S&P 500 Index during the Reporting Period. Stock selection overall contributed positively, albeit modestly, while sector allocation as a whole detracted from the Fund’s relative results during the Reporting Period.

Q	Which equity market sectors most significantly affected Fund performance?

A	The sectors that detracted most from the Fund’s relative results during the Reporting Period were consumer discretionary, industrials and financials, wherein stock selection proved challenging. The sectors that contributed most positively to the Fund’s relative performance during the Reporting Period were health care, communication services and materials. Effective stock selection drove results in each of these sectors.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Detracting most from the Fund’s results relative to the S&P 500 Index were positions in transportation and logistics company XPO Logistics, processed and packaged foods manufacturer Conagra Brands and integrated powertrain technologies designer and manufacturer Delphi Technologies.

While there were no stock-specific reasons for the decline in XPO Logistics’ share price during a volatile October 2018, the company, along with others in the industrials and freight industries, underperformed for the month. In mid-December 2018, a hedge fund issued a report that sent XPO Logistics’ shares tumbling more than 26% in one day. We were not particularly troubled by our initial read-through of the analysis but recognized several aspects that warranted follow up. After assessing various factors, we confirmed our previously held view that XPO Logistics’ business was well aligned with the structural changes in the freight industry, such as outsourcing and labor-saving technology, e-commerce exposure and the implementation of electronic logging devices. The market eventually recognized this as well, and its shares recovered all of the losses prompted by the hedge fund report. However, unrelated to the report, XPO Logistics’ stock tumbled in February 2019 after the company released its fourth quarter 2018 earnings report that revealed results below market estimates on earnings per share, revenue and 2019 guidance. Its management cited a reduction in business from its largest client, expressing it would negatively impact its growth for 2019. These developments led us to exit the Fund’s position in XPO Logistics.

Conagra Brands’ stock initially fell in late September 2018 when the company reported weaker than consensus expected earnings. However, we believe this was largely attributed to higher taxes, as the underlying business continued showing solid growth. Its share price again declined mid-December

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PORTFOLIO RESULTS

2018 in response to a challenging earnings report that demonstrated issues with the acquisition of one of its peers. Following these reports, our confidence lessened in the stock, and we decided to exit the position in favor of other companies that we believed had more attractive prospects.

In October 2018, the stock of Delphi Technologies declined after the company announced the departure of its Chief Executive Officer and revised its outlook downward for the full year 2018. In its outlook, Delphi Technologies forecasted revenue for the full year to be consistent with the prior year level, compared to the previous guidance, which had projected low single-digit revenue growth. Upon the news, multiple research analysts downgraded the stock, sending its shares lower. In November 2018, Delphi Technologies reported weak quarterly results. Its quarterly results and guidance were in line with preannouncements, but its 2019 preliminary guidance was significantly below consensus expectations, as industry volumes continued to face headwinds, specifically in China, where there was negative product mix. We decided to sell the position in January 2019 given what we viewed as the company’s substantial operational and structural challenges, exacerbated by uncertainty related to its management change and potential macro headwinds.

Q	What were some of the Fund’s best-performing individual stocks?

A	Among those stocks the Fund benefited most from relative to the S&P 500 Index were positions in biopharmaceutical company Celgene, medical equipment company Danaher and aerospace and defense company Boeing.

We added a Fund position in Celgene during the fourth quarter of 2018 and shortly thereafter it was announced that Bristol-Myers Squibb would be acquiring Celgene for a sizable premium, causing its shares to spike. We were positive on Celgene given what we saw as its strong pipeline of upcoming drugs and believed the deal could be value accretive. At the end of the Reporting Period, we remained encouraged by the news of the potential acquisition and were continuing to monitor the situation.

In November 2018, Danaher’s stock was driven less by company-specific events but rather rose along with the health care equipment industry as a whole. Then, in February 2019, Danaher announced an agreement with General Electric (“GE”) to acquire the biopharmaceutical business of GE Life Sciences. The market’s reception of the deal was overwhelmingly positive, and Danaher’s shares climbed through the end of the month. We were also highly optimistic about the transaction, which makes Danaher the largest player within bioprocessing and gives the company a multi-year value creation opportunity through potential top-line acceleration and cost savings. GE Life Sciences is a high quality asset, and in our opinion, significantly improves Danaher’s positioning within the biopharmaceutical industry. With this in mind, at the end of the Reporting Period, we had renewed confidence that Danaher is a high quality company, led by what we see as an outstanding management team, that generates solid free cash flow and has high barriers to entry in its key business segments.

Early in January 2019, Boeing announced fourth quarter 2018 and full year 2018 aircraft deliveries that were both slightly higher than market estimates, causing its stock to rise. Then, at the end of the month, Boeing announced strong quarterly earnings results, exceeding market expectations on revenue, earnings per share and, most importantly, cash from operations. Boeing’s stock reacted to the optimism surrounding trade talks with China throughout February 2019, as a resolution could create a potential order boost. At the end of the Reporting Period, we remained positive on the company’s strong productivity track record, multi-year commercial aircraft backlog and improving prospects in its defense business. We viewed Boeing favorably due to what we considered to be its strong competitive position, robust free cash flow and focus on shareholders through buybacks and distributions.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A

In addition to the purchase mentioned earlier, we re-initiated a Fund position in fast-food restaurant company McDonald’s. Its stock had lagged the overall market during the third quarter of 2018, which we believe presented an attractive opportunity to add back what we view as a best-in-class franchise to the Fund’s portfolio after selling it in the Fund’s prior fiscal year. We are positive on many of the strategic initiatives McDonald’s has been rolling out, including a revamped value menu and fresh beef hamburgers, which we believe can help boost its stock. In our view, McDonald’s has a strong balance sheet with robust free cash flow and good return on equity. We also believe it

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PORTFOLIO RESULTS

was attractively valued at the time of purchase and poised for growth and market share gains.

We established a Fund position in Accenture. We feel the company is positioned as a leading information technology implementation company in digital and new age technologies, including cloud software as a service, analytics and security. We also feel the company’s relationships, combined with its consulting practice, give it a competitive advantage when compared to traditional outsourcing peers, as Accenture is involved early in deals. Lastly, we feel the company’s balanced capital allocation towards merger and acquisition and capital returns allows it to invest in new practices.

Conversely, in addition to those sales already mentioned, we exited the Fund’s position in health insurance company Aetna. In November 2018, Aetna was acquired by CVS Health, forming a business comprising a retail pharmacy, pharmacy benefit manager and insurance segment. After the transaction closed, we decided to exchange the Fund’s shares of Aetna for those of CVS Health, given that we viewed the combined entity as an attractive investment opportunity. We are optimistic that CVS Health may be able to successfully integrate Aetna to help lower costs by making health care local and accessible and simplifying how consumers access care.

We sold the Fund’s position in consumer products company Colgate-Palmolive. Commodity prices and foreign exchange headwinds continued to pressure its margins, and despite the company’s increased advertising efforts, organic sales growth has shown little signs of improving. Colgate-Palmolive also trailed its competitors in growing sales in emerging markets. We therefore decided to exit the position and reallocate the capital to names with what we considered more attractive risk/reward prospects.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	There were no changes to the Fund’s portfolio management team during the Reporting Period.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. During the Reporting Period, there were no notable changes in the Fund’s sector weightings relative to the S&P 500 Index.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2019?

A	At the end of February 2019, the Fund was rather neutrally weighted to all 11 sectors in the S&P 500 Index.

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FUND BASICS

Flexible Cap Fund

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Fund Total Return (based on NAV)[1]	S&P 500® Index[2]

Class A	-3.41%	-3.04%
Class C	-3.80	-3.04
Institutional	-3.24	-3.04
Investor	-3.22	-3.04
Class P	-3.17	-3.04
Class R	-3.52	-3.04
Class R6	-3.19	-3.04

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The S&P 500® Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-11.00%	6.76%	13.56%	8.46%	1/31/08
Class C	-7.47	7.17	13.35	8.23	1/31/08
Institutional	-5.55	8.38	14.64	9.46	1/31/08
Investor	-5.57	8.25	14.48	9.31	1/31/08
Class P	N/A	N/A	N/A	-8.02	4/17/18
Class R	-6.01	7.72	13.92	8.78	1/31/08
Class R6	-5.51	N/A	N/A	5.81	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Effective July 30, 2018, Class C Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is ten years after the purchase date. The Since Inception returns for Class C Shares do not reflect the conversion to Class A Shares after the first ten years of performance. Because Institutional, Investor, Class P, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

26

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.98%	2.48%
Class C	1.73	3.23
Institutional	0.59	2.09
Investor	0.73	2.23
Class P	0.58	2.08
Class R	1.23	2.73
Class R6	0.58	2.08

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[5]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	4.1%	Software
Apple, Inc.	3.7	Technology Hardware, Storage & Peripherals
Amazon.com, Inc.	2.9	Internet & Direct Marketing Retail
Johnson & Johnson	2.0	Pharmaceuticals
JPMorgan Chase & Co.	1.9	Banks
Alphabet, Inc. Class A	1.7	Interactive Media & Services
Facebook, Inc. Class A	1.6	Interactive Media & Services
The Procter & Gamble Co.	1.6	Household Products
Bank of America Corp.	1.5	Banks
Alphabet, Inc. Class C	1.5	Interactive Media & Services

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

27

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[6]

As of February 28, 2019

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

28

PORTFOLIO RESULTS

Goldman Sachs Growth Opportunities Fund

Portfolio Composition

The Fund invests primarily in medium-sized growth companies. The Fund seeks to achieve its investment objective of seeking long-term growth of capital by investing, under normal circumstances, in companies that are considered by the Investment Adviser to be positioned for long-term growth. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Growth Opportunities Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares generated cumulative total returns, without sales charges, of -1.17%, -1.52%, -0.96%, -1.24%, -1.02%, -0.97%, -1.23% and -1.00%, respectively. These returns compare to the -1.27% cumulative total return of the Fund’s benchmark, the Russell Midcap® Growth Index (with dividends reinvested) (the “Russell Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	While the Fund generated negative absolute returns, most of its share classes outperformed the Russell Index on a relative basis during the Reporting Period due primarily to effective stock selection. Sector allocation as a whole detracted from relative performance, albeit modestly.

Q	Which equity market sectors most significantly affected Fund performance?

A	The sectors that contributed most positively to the Fund’s relative performance during the Reporting Period were health care, communication services and consumer staples, wherein effective stock selection drove results. Having an underweighted allocation to communication services, which lagged the Russell Index during the Reporting Period, and having an overweighted allocation to consumer staples, which outperformed the Russell Index during the Reporting Period, also buoyed relative results. Detracting most from the Fund’s relative results was challenging stock selection in the information technology, energy and financials sectors. Having an underweighted allocation to information technology, which outperformed the Russell Index during the Reporting Period, and having an overweighted allocation to energy, which was the second-weakest sector in the Russell Index during the Reporting Period, also hurt.

Q	What were some of the Fund’s best-performing individual stocks?

A	The Fund benefited most relative to the Russell Index from positions in commercial gene therapy firm Spark Therapeutics, health care equipment and services company Agilent Technologies and enterprise software solutions company Red Hat.

A new purchase for the Fund during the Reporting Period, Spark Therapeutics’ shares spiked in late February 2019 after news broke that Swiss drug maker Roche Holding had agreed to acquire Spark Therapeutics for approximately $115 per share, representing a total equity value of about $5 billion. Given that Spark Therapeutics had a market value of just under $2 billion at the prior session’s close, its stock price more than doubled upon the announcement. With this in mind, we felt the valuation for Spark Therapeutics became less attractive and opted to sell the Fund’s position and allocate the gains to what we saw as more appealing risk/reward opportunities.

Shares of Agilent Technologies rallied in November 2018 following an earnings release in which the company reported both earnings per share and revenues that exceeded consensus estimates. The results were primarily driven by

29

PORTFOLIO RESULTS

broad-based strength across products and an acceleration of its business in China, which investors viewed positively. The company’s stock also performed well in January 2019, buoyed by solid performance by the health care sector more broadly. At the end of the Reporting Period, we were encouraged by the company’s recent earnings reports and continued to believe Agilent Technologies presented an attractive growth story. We felt the combination of an innovative product pipeline and productivity enhancement initiatives provided a potential runway for revenue growth and margin expansion.

Shares of Red Hat soared in late October 2018 after IBM announced an offer to acquire Red Hat for a significant premium to its market price. This acquisition was in line with our thesis that the software industry is ripe for consolidation. We also believe Red Hat has impressive growth prospects, led mostly by new business, and has solid sales capacity through its partnerships with cloud providers. While we were encouraged by this news and continued to monitor developments as both companies work toward finalizing the acquisition, we opted to sell the Fund’s position in Red Hat, taking profits.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Detracting most from the Fund’s results relative to the Russell Index were positions in Xilinx, PVH and John Bean Technologies.

Xilinx engages in the designing and developing of programmable devices and associated technologies. While its stock significantly outperformed the Russell Index during the Reporting Period due to consecutive impressive earnings releases, the Fund’s underweight position led the stock to be a top detractor from relative results. At the end of the Reporting Period, we continued to like the company and the end-markets it is exposed to, including fifth-generation (“5G”) and public cloud.

PVH designs and manufactures apparel and footwear through a variety of brand names. Amidst a more challenging environment for retail during the fourth quarter of 2018, PVH reported mixed results in November 2018. While its earnings per share and revenue were higher, its Calvin Klein sales were disappointing for the second consecutive quarter. PVH’s stock slid throughout December 2018 alongside the broader market, which experienced heightened volatility. Despite the weakness in the stock, we remained positive on PVH at the end of the Reporting Period given its geographic diversity and global growth potential. We also believed the company was well positioned given its recognizable brand names and what we viewed as its strong balance sheet and good free cash flow generation.

John Bean Technologies is a technology solutions provider in the food, beverage and air transportation industries. In November 2018, investors digested weak results reported for the third quarter of 2018, causing its stock price to drop. In the release, John Bean Technologies missed market expectations on earnings per share and revenue and cut guidance for the full year 2018. Part of the weakness stemmed from margins that faced input cost and freight pressures. We note that this issue impacted many industrials companies and is also likely transitory in nature, in our view. Fourth quarter 2018 results were better than consensus expectations both in earnings per share and revenue, causing the company’s shares to trend up. At the end of the Reporting Period, we did recognize some uncertainty related to tariffs and continued to monitor that situation carefully. However, we were still positive on the company as it works to execute on the secular growth theme of automation in food services. Furthermore, we believed John Bean Technologies would likely continue to benefit from potential acquisitions and its internal restructuring program, making it one of the most attractive long-term growth companies in the industrials sector, in our view.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A

We initiated a Fund position in global diversified industrial manufacturing company Ingersoll-Rand during the Reporting Period. Ingersoll-Rand’s products range from complete air compressor systems, tools, plugs, material handling systems and more. We are positive on the company’s core heating, ventilation and air conditioning (“HVAC”) business on both the commercial and residential side. In our view, its management is working to sustain strong double-digit order book growth by focusing on investments in energy efficiency, building controls and taking advantage of favorable pricing power. We also view the company’s acquisition of Precision Flow Systems as a prudent capital allocation decision, as the asset finally became available after a decade of monitoring it, and its existing fluid control

30

PORTFOLIO RESULTS

business and attractive end-market should further synergize with Ingersoll-Rand’s offerings and generate incremental cash flow, in our opinion. (End-market is used to indicate where the final transaction takes place in a value chain. Typically it is where the end-user is located, meaning the individual, organization, industry or region for whom the product or service has been created and who is not expected to resell that product or service.)

We established a Fund position in construction company Martin Marietta Materials. The company engages in the provision of aggregates, including crushed stone, sand and gravel, through its network of quarries and distribution yards. We are positive on what we see as the company’s long path of pricing outperformance made available from its consolidation of its Texas and Colorado markets, given that aggregates is a local business with strong pricing power. As the top 74 aggregates players in the U.S. are only 14% of the market, this leaves decades of consolidation opportunities for this industry, in our view. We believe Martin Marietta Materials has proven to be a thoughtful management team for creating shareholder value through capital deployment, a strategy we see continuing. Finally, we recognize cyclical upside potential given the relatively depressed levels for aggregates production and the high probability of reaching 90% of the last cycle.

Conversely, in addition to the sales already mentioned, we exited the Fund’s position in Dunkin’ Brands Group. After the company reported its fourth quarter 2018 earnings, in which it beat consensus earnings per share estimates but missed on revenues, we noticed a significant disconnect between the results and its management’s optimism around the business. Our outlook was more negative, as the company exhausted numerous strategies during 2018, but store traffic and same-store sales both remained soft. Given that the stock was a solid performer during the Reporting Period, we elected to sell the stock and reallocate gains to other businesses with what we viewed as more promising long-term growth prospects.

We eliminated the Fund’s position in Global Payments, a provider of payment technology and software solutions. The company has a history of completing smaller debt-financed acquisitions, which we believe could potentially negatively impact its risk/reward profile as the cycle extends. As a result, we decided to exit the position and reallocate the capital to other high quality names in the payments space.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	There were no changes to the Fund’s portfolio management team during the Reporting Period.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s exposure to health care, real estate, materials and industrials increased and its allocations to financials, consumer discretionary and information technology decreased relative to the Russell Index. The Fund’s position in cash decreased during the Reporting Period.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2019?

A	At the end of February 2019, the Fund had overweighted positions relative to the Russell Index in the health care, consumer staples and energy sectors. On the same date, the Fund had underweighted positions compared to the Russell Index in information technology, communication services and consumer discretionary. The Fund was rather neutrally weighted to the Index in financials, real estate, materials and industrials and had no position at all in utilities at the end of the Reporting Period.

31

FUND BASICS

Growth Opportunities Fund

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Fund Total Return (based on NAV)[1]	Russell Midcap® Growth Index[2]

Class A	-1.17%	-1.27%
Class C	-1.52	-1.27
Institutional	-0.96	-1.27
Service	-1.24	-1.27
Investor	-1.02	-1.27
Class P	-0.97	-1.27
Class R	-1.23	-1.27
Class R6	-1.00	-1.27

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell Midcap® Growth Index is an unmanaged market capitalization weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-10.54%	3.74%	12.96%	9.65%	5/24/99
Class C	-6.94	4.15	12.75	9.15	5/24/99
Institutional	-4.97	5.31	14.03	10.39	5/24/99
Service	-5.44	4.79	13.47	9.84	5/24/99
Investor	-5.08	5.19	13.88	7.56	11/30/07
Class P	N/A	N/A	N/A	-9.91	4/17/18
Class R	-5.53	4.66	13.32	7.03	11/30/07
Class R6	-4.97	N/A	N/A	3.70	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Effective July 30, 2018, Class C Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is ten years after the purchase date. Because Institutional, Service, Investor, Class P, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

32

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.24%	1.37%
Class C	1.99	2.12
Institutional	0.90	0.98
Service	1.40	1.48
Investor	0.99	1.12
Class P	0.89	0.97
Class R	1.49	1.62
Class R6	0.89	0.97

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[5]

Holding	% of Net Assets	Line of Business

ServiceNow, Inc.	2.4%	Software
Dollar General Corp.	2.3	Multiline Retail
Fiserv, Inc.	2.3	IT Services
Amphenol Corp. Class A	2.2	Electronic Equipment, Instruments & Components
Align Technology, Inc.	2.2	Health Care Equipment & Supplies
Ross Stores, Inc.	2.0	Specialty Retail
GoDaddy, Inc. Class A	1.7	IT Services
Harris Corp.	1.7	Aerospace & Defense
Bright Horizons Family Solutions, Inc.	1.7	Diversified Consumer Services
Total System Services, Inc.	1.7	IT Services

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

33

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[6]

As of February 28, 2019

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 1.0% of the Fund’s net assets as of February 28, 2019. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

34

PORTFOLIO RESULTS

Goldman Sachs Small/Mid Cap Growth Fund

Portfolio Composition

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in a diversified portfolio of equity investments in small- and mid-cap issuers. Small- or mid-cap issuers are issuers with public stock capitalizations within the outside range of the market capitalizations of companies constituting the Russell 2000 Growth Index and the Russell Midcap Growth Index. As of September 30, 2018, the outside capitalization range of the companies in these indexes was between $12 million and $75 billion. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in countries with emerging markets or economies and securities quoted in foreign currencies.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Small/Mid Cap Growth Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares generated cumulative total returns, without sales charges, of -1.97%, -2.32%, -1.83%, -2.07%, -1.89%, -1.79%, -2.10% and -1.79%, respectively. These returns compare to the -6.06% cumulative total return of the Fund’s benchmark, the Russell 2500® Growth Index (with dividends reinvested) (the “Russell Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	While the Fund generated negative absolute returns, it outperformed the Russell Index on a relative basis during the Reporting Period due primarily to effective stock selection. Sector allocation as a whole also contributed positively to relative performance, albeit more modestly.

Q	Which equity market sectors most significantly affected Fund performance?

A	Effective stock selection in the health care, information technology and consumer staples sectors helped the Fund’s performance most relative to the Russell Index. Having an overweighted allocation to information technology, which outperformed the Russell Index during the Reporting Period, also buoyed the Fund’s relative results. Detracting from relative results most during the Reporting Period were industrials, financials and materials, wherein stock selection was challenging.

Q	What were some of the Fund’s best-performing individual stocks?

A	Among those stocks the Fund benefited most from relative to the Russell Index were positions in commercial gene therapy firm Spark Therapeutics, oncology-focused biopharmaceutical company TESARO and medical technology company Teleflex.

Spark Therapeutics’ shares spiked in late February 2019 after news broke that Swiss drug maker Roche Holding had agreed to acquire Spark Therapeutics for approximately $115 per share, representing a total equity value of about $5 billion. Given that Spark Therapeutics had a market value of just under $2 billion at the prior session’s close, its stock price more than doubled upon the announcement. With this in mind, we felt the valuation for Spark Therapeutics became less attractive and opted to sell the Fund’s position and allocate the gains to what we saw as more appealing risk/reward opportunities.

Shares of TESARO jumped in early December 2018 after the company announced it had agreed to a $5.1 billion takeover bid from British pharmaceuticals giant GlaxoSmithKline. We believe this acquisition was driven by TESARO’s Food and Drug Administration-approved ovarian cancer drug Zejula. Zejula belongs to a fairly new class of medicines, and it is in clinical trials for other high-value indications, such as breast and prostate cancers. Following this positive development, we sold the Fund’s shares in TESARO to realize the gains and reallocate them to other opportunities.

35

PORTFOLIO RESULTS

Teleflex’s stock experienced a volatile window of trading during the fourth quarter of 2018, much like the broader market. Its shares spiked on the first day of November 2018 after the company reported earnings per share, revenues and organic growth for the third quarter of 2018 that exceeded consensus expectations. In addition to the strong results, its management also provided solid guidance for both its core business and recent acquisitions. The strong earnings were received well by investors following the company’s second quarter 2018 miss. While the stock ended the fourth quarter of 2018 slightly down, we viewed the earnings release as a thesis-confirming report, as Teleflex appears to be working to transform into a higher growth business led by a strong product pipeline and recent acquisitions. In February 2019, Teleflex reported its fourth quarter 2018 results in which it beat consensus expectations for earnings per share with revenue in line. On the back of the strong earnings results, its shares rallied to end the month. At the end of the Reporting Period, we felt Teleflex was well positioned to capitalize on the evolving trends in medical purchasing, as improved patient outcomes and reduced hospital stays become more of a priority. Furthermore, we felt its deep product pipeline lays a healthy groundwork for future growth as its management continues to allocate capital into key disease markets. Overall, we thought Teleflex was a high quality growth company with strong cash flows, and we felt good about its opportunity to expand margins as it works to benefit from secular growth themes.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Among those stocks detracting most from the Fund’s results relative to the Russell Index were positions in John Bean Technologies, Take-Two Interactive Software and Vail Resorts.

John Bean Technologies is a technology solutions provider in the food, beverage and air transportation industries. In November 2018, investors digested weak results reported for the third quarter of 2018, causing its stock price to drop. In the release, John Bean Technologies missed market expectations on earnings per share and revenue and cut guidance for the full year 2018. Part of the weakness stemmed from margins that faced input cost and freight pressure. We note that this issue impacted many industrials companies and is also likely transitory in nature, in our view. Fourth quarter 2018 results were better than consensus expectations both in earnings per share and revenue, causing the company’s shares to trend up. At the end of the Reporting Period, we did recognize some uncertainty related to tariffs and continued to monitor that situation carefully. However, we were still positive on the company as it works to execute on the secular growth theme of automation in food services. Furthermore, we believed John Bean Technologies would likely continue to benefit from potential acquisitions and its internal restructuring program, making it one of the most attractive long-term growth companies in the industrials sector, in our view.

Shares of gaming company Take-Two Interactive Software were down alongside the gaming industry during the Reporting Period, as Epic Games’ Fortnite Battle Royale, a free-to-play last player standing game, took the gaming world by storm. As a result of Fortnite’s popularity, earnings and revenue expectations came down for the gaming industry broadly, weighing on Take-Two Interactive Software’s shares. Despite the competitive challenges, we continued to like Take-Two Interactive Software at the end of the Reporting Period, as we believe the company has a favorable long-term secular outlook given its user growth and deep pipeline of successful franchises, headlined by Red Dead Redemption, Grand Theft Auto and NBA 2K. Additionally, as the purchase method mix has shifted from hard copies to digital downloads, such a trend has acted as a tailwind to the company’s margins and, we believe, ultimately, its earnings growth. Finally, following a difficult Reporting Period, we believed the company and the gaming industry were trading at attractive valuations at the end of the Reporting Period.

Vail Resorts is a mountain resort operator. In late September 2018, the company reported results for its fiscal fourth quarter of 2018, in which its earnings per share beat market expectations but its revenue fell short, prompting a sell-off. Its shares regained some value during the next couple of months until Vail Resorts reported an even weaker quarter of performance in December 2018, missing both revenue and earnings per share consensus estimates. Its stock took a meaningful dip upon the release. Then, in January 2019, the company reported it had missed expectations for destination guest visitation in the pre-holiday period and thus its full-year earnings before interest, taxes, depreciation and amortization guidance would be slightly below the range it had previously provided. After that miss, a couple of research analysts downgraded the stock, further weighing on its shares. We did not necessarily share the same view that the company was fundamentally troubled. Instead, we viewed the soft performance as largely transitory. One possible explanation is that the visitation weakness actually stemmed from stock market volatility in the fourth calendar

36

PORTFOLIO RESULTS

quarter, which led investors to rein in impulse spending when their assets were not performing well. Furthermore, in the same January 2019 announcement, the company reported certain ski season metrics, including total lift ticket revenue, ski school revenue and total skier visits for the company’s North American mountain resorts that all grew healthily season-to-date. Improved conditions across western U.S. resorts helped drive this strong rebound and also helped reinforce to us that Vail Resorts continues to deliver excellent guest services as the premier mountain resort company in the world.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	We initiated a Fund position in health care saving solutions company HealthEquity. We believe the company is one of the top players in the industry given its broad market share and efforts to enhance its competitive position through an array of partnerships. We feel HealthEquity’s business model provides downside protection and augments the company’s defensive growth characteristics during times of more volatile markets. Overall, we view HealthEquity as a high quality company with favorable risk/reward characteristics and are positive on its prospects moving forward.

We established a Fund position in exchange operator Cboe Global Markets, which engages in the provision of trading and investment solutions. We see a solid path for the company to grow revenue beyond potential macro tailwinds. Furthermore, we are encouraged by its management’s commentary around the launch of new products where incremental costs are limited given the scale and depth that Cboe Global Markets already has in its transaction business. Overall, we are positive on the state of the business and its opportunity path to growth moving forward.

Conversely, in addition to those sales mentioned earlier, we exited the Fund’s position in L3 Technologies. The company provides communication and electronic systems used on military, homeland security and commercial platforms. In October 2018, L3 Technologies announced a merger of equals with Harris Corp. While we are positive on the merger and the synergies it could create, the resulting company will end with a higher market capitalization than the Fund’s mandate allows. Therefore, we sold the position.

We eliminated the Fund’s position in construction materials company Summit Materials. In early August 2018, just before the start of the Reporting Period, its stock had fallen sharply following the company’s quarterly earnings release. Despite beating market expectations on revenue, the company missed market expectations on earnings per share by a significant margin. These operational struggles persisted throughout the latter part of 2018 and into early 2019. In February 2019, Summit Materials announced it had missed earnings per share and revenue market estimates for the fourth quarter of 2018. Given these fundamental struggles, we decided to sell the Fund’s position and reallocate capital to other industrials companies with what we considered to be more attractive risk/reward profiles.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	In February 2019, Michael DeSantis, vice president and portfolio manager of the Fund, left the firm to pursue another opportunity. Also, Daniel Zimmerman, managing director and portfolio manager of the Fund, left the firm in February 2019. Effective February 4, 2019, Jessica Katz became a portfolio manager of the Fund. Also, effective February 25, 2019, Steven Barry assumed portfolio management responsibilities on an interim basis while we initiate a talent search for additional senior resources. Previously, Steven Barry had been a portfolio manager for the Small/Mid Cap Growth strategy for more than a decade. Steven Barry also remains the chief investment officer of the Fundamental Equity US Equity team and of Fundamental Equity globally, overseeing more than $50 billion in assets under supervision as of December 31, 2018.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s exposure to health care increased and its allocations to information technology, energy and consumer discretionary decreased relative to the Russell Index. The Fund’s position in cash increased during the Reporting Period.

37

PORTFOLIO RESULTS

Q	How was the Fund positioned relative to its benchmark index at the end of February 2019?

A	At the end of February 2019, the Fund had overweighted positions relative to the Russell Index in the information technology, health care and financials sectors. On the same date, the Fund had underweighted positions compared to the Russell Index in consumer discretionary, industrials, materials, real estate and communication services. The Fund was rather neutrally weighted to the Russell Index in consumer staples and energy and had no position at all in utilities at the end of the Reporting Period.

38

FUND BASICS

Small/Mid Cap Growth Fund

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Fund Total Return (based on NAV)[1]	Russell 2500® Growth Index[2]

Class A	-1.97%	-6.06%
Class C	-2.32	-6.06
Institutional	-1.83	-6.06
Service	-2.07	-6.06
Investor	-1.89	-6.06
Class P	-1.79	-6.06
Class R	-2.10	-6.06
Class R6	-1.79	-6.06

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2500® Growth Index is an unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. The Russell 2500® Growth Index is constructed to provide a comprehensive and unbiased barometer of the small- to mid-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate small- to mid-cap growth manager’s opportunity set. The Russell 2500® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-10.97%	4.40%	14.07%	8.89%	6/30/05
Class C	-7.51	4.78	13.85	8.49	6/30/05
Institutional	-5.54	5.98	15.16	9.74	6/30/05
Service	-6.01	5.44	14.59	9.19	6/30/05
Investor	-5.61	5.84	15.00	8.48	11/30/07
Class P	N/A	N/A	N/A	-10.76	4/17/18
Class R	-6.07	5.31	14.43	7.94	11/30/07
Class R6	-5.53	N/A	N/A	2.48	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Effective July 30, 2018, Class C Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is ten years after the purchase date. Because Institutional, Service, Investor, Class P, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

39

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.24%	1.31%
Class C	1.99	2.06
Institutional	0.92	0.92
Service	1.42	1.42
Investor	0.99	1.06
Class P	0.91	0.91
Class R	1.49	1.56
Class R6	0.91	0.91

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations for the applicable share classes will remain in place through at least December 28, 2019, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[5]

Holding	% of Net Assets	Line of Business

GoDaddy, Inc. Class A	2.1%	IT Services
Cadence Design Systems, Inc.	1.9	Software
Black Knight, Inc.	1.8	IT Services
HealthEquity, Inc.	1.8	Health Care Providers & Services
Bright Horizons Family Solutions, Inc.	1.8	Diversified Consumer Services
The Ultimate Software Group, Inc.	1.7	Software
PTC, Inc.	1.6	Software
Global Payments, Inc.	1.6	IT Services
Eagle Bancorp, Inc.	1.6	Banks
MGP Ingredients, Inc.	1.6	Beverages

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

40

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[6]

As of February 28, 2019

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 1.9% of the Fund’s net assets as of February 28, 2019. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

41

PORTFOLIO RESULTS

Goldman Sachs Strategic Growth Fund

Portfolio Composition

The Fund invests primarily in U.S. equity investments. The Fund seeks to achieve its investment objective of seeking long-term growth of capital by investing, under normal circumstances, in companies that are considered by the Investment Adviser to be positioned for long-term growth. The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Strategic Growth Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares generated cumulative total returns, without sales charges, of -4.04%, -4.29%, -3.85%, -4.12%, -3.94%, -3.82%, -4.15% and -3.84%, respectively. These returns compare to the -4.52% cumulative total return of the Fund’s benchmark, the Russell 1000® Growth Index (with dividends reinvested) (the “Russell Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	While the Fund generated negative absolute returns, it outperformed the Russell Index on a relative basis during the Reporting Period due primarily to effective stock selection. Sector allocation as a whole detracted from relative performance, albeit modestly.

Q	Which equity market sectors most significantly affected Fund performance?

A	The sectors that contributed most positively to the Fund’s relative performance during the Reporting Period were health care, communication services and consumer staples, wherein effective stock selection drove results. Challenging stock selection in financials and industrials detracted from the Fund’s relative results most during the Reporting Period. Having an overweighted allocation to energy, which was the weakest sector in the Russell Index by a wide margin during the Reporting Period, also dampened the Fund’s relative performance.

Q	What were some of the Fund’s best-performing individual stocks?

A	Among those stocks the Fund benefited most from relative to the Russell Index were positions in medical equipment company Danaher, health care equipment and services company Agilent Technologies and pharmaceutical company Eli Lilly.

In November 2018, Danaher’s stock was driven less by company-specific events but rather rose along with the health care equipment industry as a whole. Then, in February 2019, Danaher announced an agreement with General Electric (“GE”) to acquire the biopharmaceutical business of GE Life Sciences. The market’s reception of the deal was overwhelmingly positive, and Danaher’s shares climbed through the end of the month. We were also highly optimistic about the transaction, which makes Danaher the largest player within bioprocessing and gives the company a multi-year value creation opportunity through potential top-line acceleration and cost savings. GE Life Sciences is a high quality asset, and in our opinion, significantly improves Danaher’s positioning within the biopharmaceutical industry. With this in mind, at the end of the Reporting Period, we had renewed confidence that Danaher is a high quality company, led by what we see as an outstanding management team, that generates solid free cash flow and has high barriers to entry in its key business segments.

Shares of Agilent Technologies rallied in November 2018 following an earnings release in which the company reported both earnings per share and revenues that exceeded consensus estimates. The results were primarily driven by broad-based strength across products and an acceleration of its business in China, which investors viewed positively. The

42

PORTFOLIO RESULTS

company’s stock also performed well in January 2019, buoyed by solid performance by the health care sector more broadly. At the end of the Reporting Period, we were encouraged by the company’s recent earnings reports and continued to believe Agilent Technologies presented an attractive growth story. We felt the combination of an innovative product pipeline and productivity enhancement initiatives provided a potential runway for revenue growth and margin expansion.

Eli Lilly’s stock climbed through most of November 2018 after the company reported solid quarterly results in which it beat consensus earnings per share and revenue expectations and also raised guidance for the full year 2018. Then, in December 2018, Eli Lilly shares benefited from the announcement of better than market expected 2019 guidance, featuring significant improvements in revenue growth and long-term sales growth. The company had a volatile month of trading in January 2019, finishing the month in positive territory but lagging the health care sector as well as the broad U.S. equity market. Early on, a negative headline on drug pricing pressured the stock along with that of other pharmaceutical companies. Then news of Eli Lilly’s acquisition of Loxo Oncology, a cancer drug company, helped give a boost to its shares. These gains were quickly erased after a phase 3 soft tissue study did not meet its primary objective, leading the Food and Drug Administration to recommend new patients not start using the drug. All in all, we viewed January 2019 as a month of primarily short-term trading noise that did not alter the underlying fundamentals of the company or why we favor it. At the end of the Reporting Period, we believed the company maintained strong risk/reward prospects versus its peers, and we saw an upside to its diabetes franchise. We were also optimistic about its management’s commitment to creating shareholder value through increased dividends and share repurchases. Additionally, we viewed the company’s split with Elanco, its former animal health business segment, as value accretive. Overall, we viewed Eli Lilly as a high quality pharmaceuticals business with leading franchises, a robust drug pipeline and an improving financial profile.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Among the stocks detracting most from the Fund’s results relative to the Russell Index were transportation and logistics company XPO Logistics, consumer staples giant Kraft Heinz and apparel and footwear company PVH.

While there were no stock-specific reasons for the decline in XPO Logistics’ share price during a volatile October 2018, the company, along with others in the industrials and freight industries, underperformed for the month. In mid-December 2018, a hedge fund issued a report that sent XPO Logistics’ shares tumbling more than 26% in one day. We were not particularly troubled by our initial read-through of the analysis but recognized several aspects that warranted follow up. After assessing various factors, we confirmed our previously held view that XPO Logistics’ business was well aligned with the structural changes in the freight industry, such as outsourcing and labor-saving technology, e-commerce exposure and the implementation of electronic logging devices. The market eventually recognized this as well, and its shares recovered all of the losses prompted by the hedge fund report. However, unrelated to the report, XPO Logistics’ stock tumbled in February 2019 after the company released its fourth quarter 2018 earnings report that revealed results below market estimates on earnings per share, revenue and 2019 guidance. Its management cited a reduction in business from its largest client, expressing it would negatively impact its growth for 2019. These developments led us to exit the Fund’s position in XPO Logistics.

Nearly all of Kraft Heinz’ stock price decline occurred at the end of February 2019. The stock plummeted after the company reported quarterly earnings that missed market estimates across all metrics. Furthermore, Kraft Heinz cut its dividend by approximately one-third, announced a $15 billion goodwill impairment* and reported it had received a subpoena from the Securities and Exchange Commission. Following the report, we decided to exit the Fund’s position, as we viewed this as a thesis-changing event and believed there were better opportunities elsewhere.

PVH designs and manufactures apparel and footwear through a variety of brand names. Amidst a more challenging environment for retail during the fourth quarter of 2018, PVH reported mixed results in November 2018. While its earnings per share and revenue were higher, its Calvin Klein

*	Goodwill impairment is an earnings charge that companies record on their income statements after they identify that there is persuasive evidence that the asset associated with the goodwill can no longer demonstrate financial results that were expected from it at the time of its purchase. Because many companies acquire other firms and pay a price that exceeds the fair value of identifiable assets and liabilities that the acquired firm possesses, the difference between the purchase price and the fair value of acquired assets is recorded as goodwill. However, if unforeseen circumstances arise that decrease expected cash flows from acquired assets, their fair value can be lower than what was originally paid for them, and a company must book a goodwill impairment.

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PORTFOLIO RESULTS

sales were disappointing for the second consecutive quarter. PVH’s stock slid throughout December 2018 alongside the broader market, which experienced heightened volatility. Despite the weakness in the stock, we remained positive on PVH at the end of the Reporting Period given its geographic diversity and global growth potential. We also believed the company was well positioned given its recognizable brand names and what we viewed as its strong balance sheet and good free cash flow generation.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	During the Reporting Period, we initiated a Fund position in Accenture. We feel the company is positioned as a leading information technology implementation company in digital and new age technologies, including cloud software as a service, analytics and security. We also feel the company’s relationships, combined with its consulting practice, give it a competitive advantage when compared to traditional outsourcing peers, as Accenture is involved early in deals. Lastly, we feel the company’s balanced capital allocation towards merger and acquisition and capital returns allows it to invest in new practices.

We established a Fund position in Deere & Co. We are positive on the outlook for the company’s largest and most profitable end-market, North American agricultural equipment. (End-market is used to indicate where the final transaction takes place in a value chain. Typically it is where the end-user is located, meaning the individual, organization, industry or region for whom the product or service has been created and who is not expected to resell that product or service.) We believe the segment is beginning to recover from recent trough levels and that Deere & Co. is well positioned to capitalize on a potential recovery. In our view, the company has a strong balance sheet and robust return on equity. It also saw increased share repurchases in 2018. Overall, we believe Deere & Co. is a high quality company with an attractive outlook.

Conversely, in addition to those sales already mentioned, we exited the Fund’s position in pharmaceutical company Shire during the Reporting Period. In December 2018, it was announced that Takeda Pharmaceutical shareholders voted to approve the company’s acquisition of Shire. Following the approval of the acquisition and the stock’s strong performance, we decided to sell the position and reallocate the capital elsewhere.

We eliminated the Fund’s position in Global Payments, a provider of payment technology and software solutions. The company has a history of completing smaller debt-financed acquisitions, which we believe could potentially negatively impact its risk/reward profile as the cycle extends. As a result, we decided to exit the position and reallocate the capital to other high quality names in the payments space.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	There were no changes to the Fund’s portfolio management team during the Reporting Period.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s exposure to health care and financials increased and its allocations to information technology and consumer discretionary decreased relative to the Russell Index.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2019?

A	At the end of February 2019, the Fund had overweighted allocations relative to the Russell Index in health care and energy and underweighted positions compared to the Russell Index in information technology, consumer discretionary, industrials and financials. The Fund was rather neutrally weighted in the materials, consumer staples, real estate and communication services sectors of the Russell Index and had no position at all in utilities at the end of the Reporting Period.

44

FUND BASICS

Strategic Growth Fund

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Fund Total Return (based on NAV)[1]	Russell 1000® Growth Index[2]

Class A	-4.04%	-4.52%
Class C	-4.29	-4.52
Institutional	-3.85	-4.52
Service	-4.12	-4.52
Investor	-3.94	-4.52
Class P	-3.82	-4.52
Class R	-4.15	-4.52
Class R6	-3.84	-4.52

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-7.07%	7.42%	13.25%	4.18%	5/24/99
Class C	-3.27	7.88	13.06	3.72	5/24/99
Institutional	-1.22	9.10	14.35	4.90	5/24/99
Service	-1.64	8.57	13.80	4.46	5/24/99
Investor	-1.29	8.94	N/A	13.50	1/6/09
Class P	N/A	N/A	N/A	-7.27	4/17/18
Class R	-1.82	8.42	N/A	12.99	1/6/09
Class R6	-1.15	N/A	N/A	7.50	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Effective July 30, 2018, Class C Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is ten years after the purchase date. Because Institutional, Service, Investor, Class P, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

45

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.14%	1.28%
Class C	1.89	2.03
Institutional	0.75	0.89
Service	1.25	1.39
Investor	0.89	1.03
Class P	0.74	0.88
Class R	1.39	1.53
Class R6	0.74	0.88

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[5]

Holding	% of Net Assets	Line of Business

Microsoft Corp.	5.8%	Software
Apple, Inc.	5.6	Technology Hardware, Storage & Peripherals
Amazon.com, Inc.	4.6	Internet & Direct Marketing Retail
Facebook, Inc. Class A	3.8	Interactive Media & Services
Alphabet, Inc. Class A	3.1	Interactive Media & Services
Visa, Inc. Class A	2.9	IT Services
The Boeing Co.	2.4	Aerospace & Defense
Alphabet, Inc. Class C	2.3	Interactive Media & Services
Mastercard, Inc. Class A	2.1	IT Services
salesforce.com, Inc.	2.0	Software

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

46

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[6]

As of February 28, 2019

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.3% of the Fund’s net assets as of February 28, 2019. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

47

PORTFOLIO RESULTS

Goldman Sachs Technology Opportunities Fund

Portfolio Composition

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowing for investment purposes (measured at time of purchase) in equity investments in technology companies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by the Investment Adviser to benefit from the proliferation of technology. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets measured at the time of purchase in foreign securities, including securities of issuers in countries with emerging markets or economies and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Technology Opportunities Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, Class C, Institutional, Service, Investor, Class P and Class R6 Shares generated cumulative total returns, without sales charges, of -4.40%, -4.73%, -4.20%, -4.42%, -4.27%, -4.20% and -4.21%, respectively. These returns compare to the -6.60% cumulative total return of the Fund’s benchmark, the NASDAQ Composite Total Return Index (the “NASDAQ Composite”), during the same period. The Fund’s former benchmark, the S&P North American Technology Sector Index, returned -5.65% during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	While the Fund generated negative absolute returns, it outperformed the NASDAQ Composite on a relative basis during the Reporting Period due primarily to effective stock selection. Sector allocation as a whole detracted from relative performance, albeit modestly.

Q	Which equity market sectors most significantly affected Fund performance?

A	As both the Fund and the NASDAQ Composite have the majority of their respective assets allocated to the information technology sector, broad equity market sector performance generally does not have a meaningful impact on relative performance. That said, effective stock selection in information technology and real estate contributed positively to the Fund’s relative results. Having no exposure to energy, which significantly underperformed the NASDAQ Composite during the Reporting Period, also helped. The sectors that detracted most from the Fund’s relative results during the Reporting Period were communication services and consumer discretionary, wherein stock selection proved particularly challenging. Having no exposure to industrials, which posted a negative absolute return but outperformed the NASDAQ Composite on a relative basis during the Reporting Period, also hurt.

Q	What were some of the Fund’s best-performing individual stocks?

A	Among those stocks the Fund benefited most from relative to the NASDAQ Composite were positions in enterprise software solutions company Red Hat, cloud-based services provider ServiceNow and wireless communications and broadcast tower real estate investment trust American Tower.

Shares of Red Hat soared in late October 2018 after IBM announced an offer to acquire Red Hat for a significant premium to its market price. This acquisition was in line with our thesis that the software industry is ripe for consolidation. We also believe Red Hat has impressive growth prospects, led mostly by new business, and has solid sales capacity through its partnerships with cloud providers. We were encouraged by this news and continued to monitor developments as both companies work toward finalizing the acquisition.

ServiceNow provides cloud-based services to automate enterprise information technology operations. Shares of the company rallied upon reporting strong quarterly results after

48

PORTFOLIO RESULTS

the market closed on the last day of January 2019. Despite reporting against a challenging year-over-year comparison, ServiceNow posted strong billings growth and revenue guidance ahead of market expectations. The positive results were driven by continued sales momentum in its high dollar customer category and successful new product rollouts. We were encouraged by the underlying drivers of the results, as we believe the company’s deep client base and product pipeline can potentially lead to opportunities to introduce these products to existing clients. Overall, at the end of the Reporting Period, we continued to view ServiceNow as a high quality software name with what we believe to be superior growth and solid margins. Additionally, we remained confident in its management’s ability to thoughtfully invest as it works to meet its levels of growth.

Shares of American Tower performed well relative to the market in the fourth quarter of 2018 amidst a more challenging time, as investors rotated toward more defensive sectors in the U.S. equity market. Additionally, in late October 2018, its shares climbed in response to the company’s third quarter 2018 earnings release, in which funds from operations (“FFO”) and revenue both beat consensus estimates. Its management also raised guidance for a number of metrics for the full year, including total property revenue and net income. The company subsequently participated in the broader market rebound in January and February 2019. At the end of the Reporting Period, we believed American Tower may benefit from secular trends toward growing data usage, taking advantage of its dominant market share, global expansion and additional investment opportunities to fuel long-term growth. We felt American Tower was trading at an attractive valuation relative to its peers at the end of the Reporting Period. Further, given what we see as its recurring revenue streams, strong organic leasing growth and healthy FFO, we considered it to be a high quality, durable growth company.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Detracting most from the Fund’s results relative to the NASDAQ Composite were positions in semiconductor company NVIDIA, gaming company Activision Blizzard and e-commerce retailing giant Amazon.com.

NVIDIA’s stock price declined in October 2018 along with the broader semiconductor industry, as international trade tensions and end-market demand concerns weighed on investor sentiment. In November 2018, the company reported a miss in earnings primarily due to weak crypto-currency demand, which at one point had accounted for more than 10% of company revenues. However, the remainder of the business, which is driven by cloud, gaming and artificial intelligence, continued to show strong growth. In addition to the earnings-related sell-off, NVIDIA’s stock was under pressure for the majority of the fourth quarter of 2018, along with its semiconductor peers, as concerns around the health of the global economy grew to end the year. Despite the difficult fourth calendar quarter for the company, we believed at the end of the Reporting Period that the underlying long-term fundamentals of the company were still healthy, though we continued to evaluate the macro backdrop.

Activision Blizzard’s stock was down alongside the gaming industry during the Reporting Period, as Epic Games’ Fortnite Battle Royale, a free-to-play last player standing game, took the gaming world by storm. As a result of Fortnite’s popularity, earnings and revenue expectations came down for the gaming industry broadly, weighing on Activision Blizzard’s shares. Additionally, its stock sold off sharply early in February 2019 after a close competitor significantly decreased its guidance, which investors viewed as a negative sign for the gaming industry. Its shares then saw some relief later in the month after the company reported mixed earnings and plans to shrink its global workforce by 8% in an effort to strategically reallocate resources to its biggest franchises. Despite the competitive challenges, we continued to like Activision Blizzard at the end of the Reporting Period, as we believe the company has a favorable long-term secular outlook given its user growth and deep pipeline of successful franchises, headlined by Call of Duty. Additionally, as the purchase method mix has shifted from hard copies to digital downloads, such a trend has acted as a tailwind to the company’s margins and, we believe, ultimately, its earnings growth. Finally, following a difficult Reporting Period, we believed the company and the gaming industry were trading at attractive valuations at the end of the Reporting Period.

Following especially strong 2018 performance through August, Amazon.com’s stock declined, along with other technology stocks, throughout October 2018. That month, the company reported disappointing third quarter 2018 results, in which earnings per share meaningfully beat consensus expectations but top-line revenue and guidance were both below market estimates. Following the earnings release, Amazon.com’s stock traded down due to continued general market volatility and investor concerns. In December 2018, while no negative headlines significantly weighed on the company, its stock sank along with the broader market

49

PORTFOLIO RESULTS

sell-off. Despite this, we remained positive on the company at the end of the Reporting Period, as it continued to impressively grow its most profitable businesses, positioning it well, in our opinion, to invest in further innovation. We were also confident at the end of the Reporting Period that it may have the ability to outpace competitors and disrupt multiple industries as a leading, innovative growth company.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	We established a Fund position in Accenture. We feel the company is positioned as a leading information technology implementation company in digital and new age technologies, including cloud software as a service, analytics and security. We also feel the company’s relationships, combined with its consulting practice, give it a competitive advantage when compared to traditional outsourcing peers, as Accenture is involved early in deals. Lastly, we feel the company’s balanced capital allocation towards merger and acquisition and capital returns allows it to invest in new practices.

We initiated a Fund position in Taiwan Semiconductor Manufacturing during the Reporting Period. The company engages in the manufacturing of integrated circuits and wafer semiconductor devices. We view the company as a high quality semiconductor producer that is exposed to a diverse set of favorable end-markets. (End-market is used to indicate where the final transaction takes place in a value chain. Typically it is where the end-user is located, meaning the individual, organization, industry or region for whom the product or service has been created and who is not expected to resell that product or service.) We decided to establish the position following a sharp sell-off in the fourth quarter of 2018 for the semiconductor group broadly, which was driven by iPhone and cloud demand concerns. Despite the short-term weakness, we believe the company should benefit from its exposure to several secular growth markets, including the upcoming rollout of fifth generation (“5G”).

Conversely, we exited the Fund’s position in Global Payments, a provider of payment technology and software solutions. The company has a history of completing smaller debt-financed acquisitions, which we believe could potentially negatively impact its risk/reward profile as the cycle extends. As a result, we decided to exit the position and reallocate the capital to other high quality names in the payments space.

We sold the Fund’s position in MasterCard during the Reporting Period. After a strong run of performance, we felt the risk/reward profile for Visa was more compelling than that of MasterCard given their similar growth prospects. At the end of the Reporting Period, MasterCard was trading at an 11% premium to Visa. We also see the strong performance of MasterCard during the Reporting Period as being potentially driven by a favorable geographic mix instead of market share gains. We thus believe its strength could be temporary and does not negatively affect Visa’s growth prospects.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	Effective February 4, 2019, Michael DeSantis, vice president and portfolio manager of the Fund, left the firm to pursue another opportunity. Steven Barry, Sung Cho and Charles “Brook” Dane continue to serve as portfolio managers of the Fund and assumed Michael’s portfolio management responsibilities effective February 4, 2019. Steven Barry also remains the chief investment officer of the Fundamental Equity US Equity team and of Fundamental Equity globally, overseeing more than $50 billion in assets under supervision as of December 31, 2018.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s exposure to consumer discretionary increased relative to the NASDAQ Composite and its relative exposure to information technology decreased. The Fund’s position in cash decreased during the Reporting Period.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2019?

A	At the end of February 2019, the Fund was overweighted relative to the NASDAQ Composite in the information technology and real estate sectors. On the same date, the Fund had underweighted exposure compared to the NASDAQ Composite in health care, communication services and consumer discretionary. The Fund had no exposure to the utilities, materials, energy, industrials, consumer staples or financials sectors at the end of the Reporting Period.

50

FUND BASICS

Technology Opportunities Fund

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Fund Total Return (based on NAV)[1]	NASDAQ Composite Total Return Index[2]	S&P North American Technology Sector Index[3]

Class A	-4.40%	-6.60%	-5.65%
Class C	-4.73	-6.60	-5.65
Institutional	-4.20	-6.60	-5.65
Service	-4.42	-6.60	-5.65
Investor	-4.27	-6.60	-5.65
Class P	-4.20	-6.60	-5.65

Class R6	-4.21	-6.60	-5.65

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The NASDAQ Composite Index includes all domestic and international based common type stocks listed on The NASDAQ Stock Market. The NASDAQ Composite Index is a broad based Index. It is not possible to invest directly in an index.

[3]	The S&P North American Technology Sector Index provides investors with a benchmark that represents U.S. securities classified under the Global Industry Classification Standard (“GICS”)® technology sector and Internet retail sub-industry. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[4]

For the period ended 12/31/18	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-3.44%	10.88%	16.82%	5.91%	10/1/99
Class C	0.46	11.31	16.61	5.42	10/1/99
Institutional	2.60	12.58	17.95	6.64	10/1/99
Service	2.10	12.02	17.38	6.13	10/1/99
Investor	2.47	12.41	N/A	12.94	9/30/10
Class P	N/A	N/A	N/A	-7.50	4/17/18
Class R6	2.64	N/A	N/A	2.64	12/29/17

[4]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Effective July 30, 2018, Class C Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is ten years after the purchase date. Because Institutional, Service, Investor, Class P and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

51

FUND BASICS

EXPENSE RATIOS[5]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.33%	1.46%
Class C	2.08	2.21
Institutional	0.98	1.07
Service	1.48	1.57
Investor	1.08	1.21
Class P	0.97	1.06
Class R6	0.97	1.06

[5]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[6]

Holding	% of Net Assets	Line of Business

Amazon.com, Inc.	8.5%	Internet & Direct Marketing Retail
Microsoft Corp.	7.3	Software
Apple, Inc.	4.9	Technology Hardware, Storage & Peripherals
Alphabet, Inc. Class C	4.4	Interactive Media & Services
Alphabet, Inc. Class A	4.1	Interactive Media & Services
Facebook, Inc. Class A	3.9	Interactive Media & Services
Visa, Inc. Class A	3.6	IT Services
Marvell Technology Group Ltd.	3.6	Semiconductors & Semiconductor Equipment
ServiceNow, Inc.	3.5	Software
Adobe, Inc.	3.5	Software

[6]	The top 10 holdings may not be representative of the Fund’s future investments.

52

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[7]

As of February 28, 2019

[7]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

53

FUND BASICS

Index Definitions

The Russell 3000® Index is a market capitalization weighted equity index maintained by the FTSE Russell that provides exposure to the entire U.S. stock market. The index tracks the performance of the 3,000 largest U.S.-traded stocks which represent about 98% of all U.S incorporated equity securities.

The ISM Manufacturing Index is a widely-watched indicator of recent U.S. economic activity. It is often referred to as the Purchasing Manager’s Index (PMI). Based on a survey of purchasing managers at more than 300 manufacturing firms by the Institute for Supply Management (“ISM”), the Index monitors changes in production levels from month to month.

54

GOLDMAN SACHS BLUE CHIP FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 95.6%
Aerospace & Defense – 6.1%
550	Northrop Grumman Corp.	$159,478
754	The Boeing Co.	331,730
1,220	United Technologies Corp.	153,317

		644,525

Banks – 6.4%
7,238	Bank of America Corp.	210,481
2,092	First Republic Bank	219,618
1,356	JPMorgan Chase & Co.	141,512
1,976	Wells Fargo & Co.	98,583

		670,194

Beverages – 1.2%
2,829	The Coca-Cola Co.	128,267

Capital Markets – 1.7%
1,968	Northern Trust Corp.	183,418

Chemicals – 3.4%
2,615	DowDuPont, Inc.	139,196
540	Ecolab, Inc.	91,211
303	The Sherwin-Williams Co.	131,260

		361,667

Communications Equipment – 1.9%
3,855	Cisco Systems, Inc.	199,573

Diversified Telecommunication Services – 2.9%
3,383	AT&T, Inc.	105,279
3,576	Verizon Communications, Inc.	203,546

		308,825

Entertainment – 1.1%
1,057	The Walt Disney Co.	119,272

Equity Real Estate Investment Trusts (REITs) – 2.3%
1,393	American Tower Corp.	245,377

Food & Staples Retailing – 3.0%
3,141	Walmart, Inc.	310,928

Food Products – 0.6%
1,280	Mondelez International, Inc. Class A	60,365

Health Care Equipment & Supplies – 7.1%
6,504	Boston Scientific Corp.*	260,940
2,621	Danaher Corp.	332,919
1,737	Medtronic PLC	157,199

		751,058

Health Care Providers & Services – 1.5%
566	Humana, Inc.	161,333

Hotels, Restaurants & Leisure – 2.1%
1,193	McDonald’s Corp.	219,321

Household Products – 1.8%
835	Colgate-Palmolive Co.	55,001
1,312	The Procter & Gamble Co.	129,298

		184,299

Common Stocks – (continued)
Industrial Conglomerates – 3.1%
2,110	Honeywell International, Inc.	325,088

Interactive Media & Services* – 7.1%
179	Alphabet, Inc. Class A	201,652
152	Alphabet, Inc. Class C	170,228
2,293	Facebook, Inc. Class A	370,205

		742,085

Internet & Direct Marketing Retail* – 2.4%
157	Amazon.com, Inc.	257,453

IT Services – 3.9%
2,765	Visa, Inc. Class A	409,552

Media – 1.3%
3,580	Comcast Corp. Class A	138,439

Oil, Gas & Consumable Fuels – 5.5%
1,744	Chevron Corp.	208,548
2,299	EOG Resources, Inc.	216,106
1,909	Exxon Mobil Corp.	150,868

		575,522

Pharmaceuticals – 8.5%
2,848	Eli Lilly & Co.	359,674
1,912	Johnson & Johnson	261,256
6,409	Pfizer, Inc.	277,830

		898,760

Road & Rail – 3.3%
2,063	Union Pacific Corp.	345,965

Semiconductors & Semiconductor Equipment – 3.4%
3,347	Texas Instruments, Inc.	354,046

Software – 4.0%
3,803	Microsoft Corp.	426,050

Specialty Retail – 2.6%
2,870	Ross Stores, Inc.	272,162

Technology Hardware, Storage & Peripherals – 2.7%
1,646	Apple, Inc.	285,005

Textiles, Apparel & Luxury Goods – 2.7%
3,306	NIKE, Inc. Class B	283,423

Tobacco – 2.0%
1,718	Altria Group, Inc.	90,040
1,353	Philip Morris International, Inc.	117,630

		207,670

TOTAL COMMON STOCKS
(Cost $8,872,573)		$10,069,642

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS BLUE CHIP FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 1.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
136,636	2.395%	$136,636
(Cost $136,636)

TOTAL INVESTMENTS – 96.9%
(Cost $9,009,209)		$10,206,278

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%		326,287

NET ASSETS – 100.0%		$10,532,565

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
PLC	—Public Limited Company

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Aerospace & Defense – 2.6%
19,845	Harris Corp.	$3,273,036
22,086	HEICO Corp.	2,070,121
18,895	Northrop Grumman Corp.	5,478,794
26,774	The Boeing Co.	11,779,489

		22,601,440

Auto Components – 0.4%
41,689	Aptiv PLC	3,464,773

Banks – 5.5%
414,895	Bank of America Corp.	12,065,147
53,178	First Republic Bank	5,582,627
135,103	JPMorgan Chase & Co.	14,099,349
21,337	M&T Bank Corp.	3,692,581
27,037	Signature Bank	3,670,543
22,313	SunTrust Banks, Inc.	1,447,444
151,091	Wells Fargo & Co.	7,537,930

		48,095,621

Beverages – 1.8%
31,433	Brown-Forman Corp. Class B	1,555,619
45,807	Coca-Cola European Partners PLC*	2,159,342
108,745	Monster Beverage Corp.*	6,941,193
105,307	The Coca-Cola Co.	4,774,620

		15,430,774

Biotechnology – 2.3%
47,208	AbbVie, Inc.	3,740,762
6,052	Agios Pharmaceuticals, Inc.*	392,593
27,155	Alexion Pharmaceuticals, Inc.*	3,674,886
38,162	Alkermes PLC*	1,269,650
3,780	Amgen, Inc.	718,502
2,240	Biogen, Inc.*	734,742
38,043	BioMarin Pharmaceutical, Inc.*	3,547,890
29,890	Celgene Corp.*	2,484,457
24,009	Exelixis, Inc.*	537,562
5,260	Incyte Corp.*	453,570
14,421	Vertex Pharmaceuticals, Inc.*	2,721,964

		20,276,578

Capital Markets – 1.7%
25,267	Cboe Global Markets, Inc.	2,423,358
55,962	E*TRADE Financial Corp.	2,741,578
48,564	Northern Trust Corp.	4,526,165
27,575	S&P Global, Inc.	5,525,203

		15,216,304

Chemicals – 2.9%
20,968	Ashland Global Holdings, Inc.	1,622,504
42,427	Celanese Corp.	4,339,858
182,753	DowDuPont, Inc.	9,727,942
26,277	Ecolab, Inc.	4,438,448
3,400	The Sherwin-Williams Co.	1,472,880
47,743	W.R. Grace & Co.	3,708,199

		25,309,831

Common Stocks – (continued)
Commercial Services & Supplies – 0.6%
14,073	Cintas Corp.	2,907,482
24,139	Waste Connections, Inc.	2,013,192

		4,920,674

Communications Equipment – 1.3%
181,331	Cisco Systems, Inc.	9,387,506
15,934	Motorola Solutions, Inc.	2,280,474

		11,667,980

Construction Materials – 0.8%
39,377	Martin Marietta Materials, Inc.	7,395,001

Consumer Finance – 0.7%
54,683	American Express Co.	5,891,546

Containers & Packaging – 0.3%
56,030	Ball Corp.	3,069,323

Diversified Consumer Services* – 0.2%
16,044	Bright Horizons Family Solutions, Inc.	1,989,456

Diversified Financial Services* – 1.2%
52,997	Berkshire Hathaway, Inc. Class B	10,668,296

Diversified Telecommunication Services – 1.4%
194,479	Verizon Communications, Inc.	11,069,744
53,316	Zayo Group Holdings, Inc.*	1,322,237

		12,391,981

Electric Utilities – 1.3%
37,339	NextEra Energy, Inc.	7,009,277
77,675	Xcel Energy, Inc.	4,261,251

		11,270,528

Electrical Equipment* – 0.1%
24,362	Sensata Technologies Holding PLC	1,235,884

Electronic Equipment, Instruments & Components – 0.4%
39,385	Amphenol Corp. Class A	3,701,008

Entertainment – 1.9%
37,555	Activision Blizzard, Inc.	1,582,568
16,585	Netflix, Inc.*	5,939,088
25,592	The Walt Disney Co.	2,887,801
117,731	Twenty-First Century Fox, Inc. Class B	5,905,387

		16,314,844

Equity Real Estate Investment Trusts (REITs) – 3.8%
36,848	Alexandria Real Estate Equities, Inc.	5,007,275
23,441	American Tower Corp.	4,129,132
36,530	CyrusOne, Inc.	1,820,655
6,379	Equinix, Inc.	2,701,507
20,077	Equity LifeStyle Properties, Inc.	2,181,165
7,536	Essex Property Trust, Inc.	2,108,874
120,733	Hudson Pacific Properties, Inc.	4,010,750
72,094	Prologis, Inc.	5,050,906
24,156	Simon Property Group, Inc.	4,376,101
159,394	SITE Centers Corp.	2,127,910

		33,514,275

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 1.2%
52,200	US Foods Holding Corp.*	$1,839,528
92,330	Walmart, Inc.	9,139,747

		10,979,275

Food Products – 0.6%
61,095	Conagra Brands, Inc.	1,427,790
89,554	Mondelez International, Inc. Class A	4,223,367

		5,651,157

Health Care Equipment & Supplies – 5.7%
26,084	Align Technology, Inc.*	6,754,974
201,585	Boston Scientific Corp.*	8,087,590
56,571	Danaher Corp.	7,185,648
23,534	Edwards Lifesciences Corp.*	3,984,071
9,400	IDEXX Laboratories, Inc.*	1,983,682
11,770	Intuitive Surgical, Inc.*	6,445,370
13,641	Teleflex, Inc.	3,953,707
10,358	The Cooper Cos., Inc.	2,962,284
25,023	West Pharmaceutical Services, Inc.	2,621,159
51,646	Zimmer Biomet Holdings, Inc.	6,410,302

		50,388,787

Health Care Providers & Services – 2.7%
16,865	Anthem, Inc.	5,071,811
97,720	CVS Health Corp.	5,651,148
17,797	Humana, Inc.	5,072,857
19,366	Laboratory Corp. of America Holdings*	2,870,816
22,622	UnitedHealth Group, Inc.	5,479,501

		24,146,133

Hotels, Restaurants & Leisure – 1.8%
25,355	Choice Hotels International, Inc.	2,024,343
6,240	Domino’s Pizza, Inc.	1,565,866
10,344	Dunkin’ Brands Group, Inc.	739,079
10,452	Hilton Worldwide Holdings, Inc.	868,561
30,035	Las Vegas Sands Corp.	1,845,050
42,435	McDonald’s Corp.	7,801,250
9,169	Royal Caribbean Cruises Ltd.	1,086,343

		15,930,492

Household Durables – 0.2%
37,655	D.R. Horton, Inc.	1,464,403

Household Products – 1.4%
15,220	The Clorox Co.	2,405,217
101,737	The Procter & Gamble Co.	10,026,181

		12,431,398

Industrial Conglomerates – 1.6%
289,034	General Electric Co.	3,003,063
69,208	Honeywell International, Inc.	10,662,877

		13,665,940

Insurance – 2.8%
58,572	Chubb Ltd.	7,842,791
2,376	Markel Corp.*	2,387,595

Common Stocks – (continued)
Insurance – (continued)
27,281	Reinsurance Group of America, Inc.	3,941,831
31,010	The Progressive Corp.	2,260,629
55,812	Torchmark Corp.	4,607,839
21,437	Willis Towers Watson PLC	3,687,593

		24,728,278

Interactive Media & Services* – 4.6%
12,023	Alphabet, Inc. Class A	13,544,511
11,436	Alphabet, Inc. Class C	12,807,405
84,264	Facebook, Inc. Class A	13,604,423

		39,956,339

Internet & Direct Marketing Retail – 3.2%
14,913	Amazon.com, Inc.*	24,454,785
1,324	Booking Holdings, Inc.*	2,246,881
8,552	Expedia Group, Inc.	1,054,547

		27,756,213

IT Services – 5.1%
44,159	Accenture PLC Class A	7,126,379
17,481	Automatic Data Processing, Inc.	2,675,117
47,012	Fidelity National Information Services, Inc.	5,084,348
23,690	Fiserv, Inc.*	2,006,306
12,901	Gartner, Inc.*	1,835,812
17,461	International Business Machines Corp.	2,411,888
21,889	Mastercard, Inc. Class A	4,919,991
38,250	PayPal Holdings, Inc.*	3,751,178
23,435	Total System Services, Inc.	2,212,264
86,624	Visa, Inc. Class A	12,830,747

		44,854,030

Life Sciences Tools & Services – 1.3%
68,249	Agilent Technologies, Inc.	5,421,701
18,300	Illumina, Inc.*	5,723,691

		11,145,392

Machinery – 2.5%
45,395	Deere & Co.	7,446,596
48,346	Fortive Corp.	3,943,583
71,909	ITT, Inc.	4,153,464
46,349	Stanley Black & Decker, Inc.	6,137,998
1,552	Wabtec Corp.	113,729

		21,795,370

Media – 1.4%
6,541	Charter Communications, Inc. Class A*	2,256,056
245,108	Comcast Corp. Class A	9,478,327
33,200	Liberty Global PLC Class C*	842,948

		12,577,331

Metals & Mining – 0.4%
123,103	Freeport-McMoRan, Inc.	1,588,029
45,434	Newmont Mining Corp.	1,550,208

		3,138,237

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – 1.2%
76,595	Ameren Corp.	$5,456,628
95,536	CMS Energy Corp.	5,197,158

		10,653,786

Multiline Retail – 0.4%
29,976	Dollar General Corp.	3,550,957

Oil, Gas & Consumable Fuels – 4.9%
97,251	Cheniere Energy, Inc.*	6,267,827
91,644	Chevron Corp.	10,958,790
52,374	Concho Resources, Inc.	5,761,140
53,994	Diamondback Energy, Inc.	5,557,602
36,861	EOG Resources, Inc.	3,464,934
43,002	Exxon Mobil Corp.	3,398,448
94,585	Marathon Petroleum Corp.	5,865,216
33,343	Royal Dutch Shell PLC Class B ADR	2,120,948

		43,394,905

Personal Products – 0.5%
17,194	The Estee Lauder Cos., Inc. Class A	2,698,426
25,165	Unilever NV	1,358,407

		4,056,833

Pharmaceuticals – 3.3%
147,449	AstraZeneca PLC ADR	6,130,929
41,182	Elanco Animal Health, Inc.*(a)	1,245,344
85,471	Eli Lilly & Co.	10,794,133
42,892	Johnson & Johnson	5,860,763
55,146	Zoetis, Inc.	5,196,407

		29,227,576

Road & Rail – 1.6%
23,662	Old Dominion Freight Line, Inc.	3,567,520
60,202	Union Pacific Corp.	10,095,875

		13,663,395

Semiconductors & Semiconductor Equipment – 4.0%
117,164	Advanced Micro Devices, Inc.*	2,756,869
26,440	Analog Devices, Inc.	2,828,022
47,560	Intel Corp.	2,518,777
8,321	Lam Research Corp.	1,465,245
285,907	Marvell Technology Group Ltd.	5,703,845
51,300	Micron Technology, Inc.*	2,097,144
37,180	NVIDIA Corp.	5,735,387
44,060	NXP Semiconductors NV	4,023,559
73,596	Texas Instruments, Inc.	7,784,985

		34,913,833

Software – 6.9%
28,084	Adobe, Inc.*	7,372,050
10,812	Autodesk, Inc.*	1,762,464
10,908	Check Point Software Technologies Ltd.*	1,334,048
16,127	Citrix Systems, Inc.	1,701,399
20,571	Intuit, Inc.	5,083,711
266,861	Microsoft Corp.	29,896,438
3,484	Red Hat, Inc.*	636,178
43,032	salesforce.com, Inc.*	7,042,187

Common Stocks – (continued)
Software – (continued)
24,665	ServiceNow, Inc.*	5,905,788

		60,734,263

Specialty Retail – 1.8%
12,529	Burlington Stores, Inc.*	2,126,672
9,476	O’Reilly Automotive, Inc.*	3,524,693
53,393	The Home Depot, Inc.	9,885,180

		15,536,545

Technology Hardware, Storage & Peripherals – 3.5%
176,242	Apple, Inc.	30,516,302

Textiles, Apparel & Luxury Goods – 0.8%
57,490	NIKE, Inc. Class B	4,928,618
15,471	PVH Corp.	1,776,689

		6,705,307

Tobacco – 1.0%
67,628	Altria Group, Inc.	3,544,384
56,214	Philip Morris International, Inc.	4,887,245

		8,431,629

Water Utilities – 0.5%
42,591	American Water Works Co., Inc.	4,328,097

Wireless Telecommunication Services* – 0.3%
37,677	T-Mobile US, Inc.	2,720,656

TOTAL COMMON STOCKS
(Cost $676,718,647)		$863,468,976

Shares	Dividend Rate	Value

Investment Company(b) – 0.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,113,767	2.395%	$1,113,767
(Cost $1,113,767)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $677,832,414)		$864,582,743

Securities Lending Reinvestment Vehicle(b) – 0.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,239,743	2.395%	$1,239,743
(Cost $1,239,743)

TOTAL INVESTMENTS – 98.6%
(Cost $679,072,157)		$865,822,486

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		12,156,621

NET ASSETS – 100.0%		$877,979,107

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Aerospace & Defense – 3.0%
14,815	Northrop Grumman Corp.	$4,295,757

Auto Components – 2.4%
40,196	Aptiv PLC	3,340,690

Beverages* – 2.0%
43,754	Monster Beverage Corp.	2,792,818

Biotechnology* – 5.1%
23,883	BioMarin Pharmaceutical, Inc.	2,227,329
31,117	Incyte Corp.	2,683,219
12,499	Vertex Pharmaceuticals, Inc.	2,359,186

		7,269,734

Capital Markets – 4.2%
29,723	Intercontinental Exchange, Inc.	2,293,130
38,412	Northern Trust Corp.	3,579,998

		5,873,128

Chemicals – 3.7%
34,970	DowDuPont, Inc.	1,861,453
20,180	Ecolab, Inc.	3,408,604

		5,270,057

Communications Equipment – 2.1%
57,269	Cisco Systems, Inc.	2,964,816

Entertainment* – 4.0%
29,561	Electronic Arts, Inc.	2,831,353
7,994	Netflix, Inc.	2,862,651

		5,694,004

Equity Real Estate Investment Trusts (REITs) – 4.1%
18,368	American Tower Corp.	3,235,523
5,956	Equinix, Inc.	2,522,366

		5,757,889

Food & Staples Retailing – 2.2%
31,487	Walmart, Inc.	3,116,898

Food Products – 1.2%
13,028	McCormick & Co., Inc.	1,771,547

Health Care Equipment & Supplies – 7.4%
88,396	Boston Scientific Corp.*	3,546,448
34,611	Danaher Corp.	4,396,289
4,674	Intuitive Surgical, Inc.*	2,559,529

		10,502,266

Hotels, Restaurants & Leisure – 1.7%
34,536	Dunkin’ Brands Group, Inc.	2,467,597

Industrial Conglomerates – 3.1%
28,760	Honeywell International, Inc.	4,431,053

Interactive Media & Services* – 10.3%
4,882	Alphabet, Inc. Class A	5,499,817
2,386	Alphabet, Inc. Class C	2,672,129
39,174	Facebook, Inc. Class A	6,324,642

		14,496,588

Internet & Direct Marketing Retail* – 6.3%
13,219	Alibaba Group Holding Ltd. ADR	2,419,473
3,925	Amazon.com, Inc.	6,436,333

		8,855,806

IT Services – 4.5%
42,998	Visa, Inc. Class A	6,368,864

Life Sciences Tools & Services* – 1.7%
7,692	Illumina, Inc.	2,405,827

Machinery – 1.5%
12,973	Deere & Co.	2,128,091

Oil, Gas & Consumable Fuels – 2.0%
27,152	Diamondback Energy, Inc.	2,794,755

Pharmaceuticals – 2.8%
31,307	Eli Lilly & Co.	3,953,761

Road & Rail – 2.4%
46,968	CSX Corp.	3,413,165

Semiconductors & Semiconductor Equipment – 3.3%
11,082	NVIDIA Corp.	1,709,509
31,674	NXP Semiconductors NV	2,892,470

		4,601,979

Software – 9.9%
9,532	Intuit, Inc.	2,355,643
73,344	Microsoft Corp.	8,216,729
20,974	salesforce.com, Inc.*	3,432,395

		14,004,767

Technology Hardware, Storage & Peripherals – 4.8%
39,145	Apple, Inc.	6,777,957

Textiles, Apparel & Luxury Goods – 2.9%
47,604	NIKE, Inc. Class B	4,081,091

TOTAL COMMON STOCKS
(Cost $93,787,114)		$139,430,905

TOTAL INVESTMENTS – 98.6%
(Cost $93,787,114)		$139,430,905

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		1,930,329

NET ASSETS – 100.0%		$141,361,234

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.5%
Aerospace & Defense – 3.5%
355	Huntington Ingalls Industries, Inc.	$74,340
384	L3 Technologies, Inc.	81,312
378	Northrop Grumman Corp.	109,605
602	Raytheon Co.	112,273
573	The Boeing Co.	252,097

		629,627

Airlines* – 0.4%
3,923	JetBlue Airways Corp.	65,514

Auto Components – 0.5%
997	Aptiv PLC	82,861

Banks – 6.2%
9,572	Bank of America Corp.	278,354
1,040	Commerce Bancshares, Inc.	65,447
1,067	East West Bancorp, Inc.	58,269
837	First Republic Bank	87,868
3,270	JPMorgan Chase & Co.	341,257
537	M&T Bank Corp.	92,933
1,407	PacWest Bancorp	57,715
1,326	Synovus Financial Corp.	52,616
1,708	Wells Fargo & Co.	85,212

		1,119,671

Beverages – 1.4%
1,646	Coca-Cola European Partners PLC	77,592
1,503	Monster Beverage Corp.*	95,936
276	PepsiCo, Inc.	31,917
891	The Coca-Cola Co.	40,398

		245,843

Biotechnology* – 2.4%
837	Alexion Pharmaceuticals, Inc.	113,271
844	BioMarin Pharmaceutical, Inc.	78,711
1,439	Celgene Corp.	119,610
615	Vertex Pharmaceuticals, Inc.	116,081

		427,673

Capital Markets – 2.5%
764	Cboe Global Markets, Inc.	73,275
1,687	E*TRADE Financial Corp.	82,646
1,265	Intercontinental Exchange, Inc.	97,595
971	Northern Trust Corp.	90,497
564	S&P Global, Inc.	113,009

		457,022

Chemicals – 1.4%
496	Celanese Corp.	50,736
1,758	DowDuPont, Inc.	93,578
592	Ecolab, Inc.	99,995

		244,309

Communications Equipment – 1.4%
4,780	Cisco Systems, Inc.	247,461

Consumer Finance – 0.7%
1,228	American Express Co.	132,305

Containers & Packaging – 0.9%
595	Avery Dennison Corp.	64,284
1,799	Ball Corp.	98,549

		162,833

Diversified Financial Services* – 1.2%
1,044	Berkshire Hathaway, Inc. Class B	210,157

Diversified Telecommunication Services – 2.4%
7,009	AT&T, Inc.	218,120
3,880	Verizon Communications, Inc.	220,850

		438,970

Electric Utilities – 2.2%
1,422	Evergy, Inc.	79,504
753	NextEra Energy, Inc.	141,353
867	Pinnacle West Capital Corp.	81,273
1,719	Xcel Energy, Inc.	94,304

		396,434

Electrical Equipment – 1.4%
975	AMETEK, Inc.	77,591
1,489	Emerson Electric Co.	101,475
1,401	Sensata Technologies Holding PLC*	71,073

		250,139

Electronic Equipment, Instruments & Components – 0.5%
940	Amphenol Corp. Class A	88,332

Entertainment – 1.5%
749	Electronic Arts, Inc.*	71,739
832	Live Nation Entertainment, Inc.*	47,058
330	Netflix, Inc.*	118,173
287	The Walt Disney Co.	32,385

		269,355

Equity Real Estate Investment Trusts (REITs) – 2.7%
1,684	Chesapeake Lodging Trust	50,722
187	Equinix, Inc.	79,195
559	Equity LifeStyle Properties, Inc.	60,730
2,111	HCP, Inc.	64,955
608	Mid-America Apartment Communities, Inc.	62,977
420	SBA Communications Corp.*	75,835
544	Simon Property Group, Inc.	98,551

		492,965

Food & Staples Retailing – 1.7%
2,745	US Foods Holding Corp.*	96,734
2,090	Walmart, Inc.	206,889

		303,623

Food Products – 0.8%
3,162	Mondelez International, Inc. Class A	149,120

Health Care Equipment & Supplies – 3.7%
2,486	Abbott Laboratories	192,963
3,187	Boston Scientific Corp.*	127,863
1,220	Danaher Corp.	154,964

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
752	West Pharmaceutical Services, Inc.	$78,772
864	Zimmer Biomet Holdings, Inc.	107,240

		661,802

Health Care Providers & Services – 2.4%
2,137	CVS Health Corp.	123,583
378	Humana, Inc.	107,745
672	Laboratory Corp. of America Holdings*	99,617
388	UnitedHealth Group, Inc.	93,981

		424,926

Hotels, Restaurants & Leisure – 1.8%
1,086	Las Vegas Sands Corp.	66,713
966	McDonald’s Corp.	177,589
699	Royal Caribbean Cruises Ltd.	82,818

		327,120

Household Products – 2.2%
721	The Clorox Co.	113,940
2,891	The Procter & Gamble Co.	284,908

		398,848

Industrial Conglomerates – 1.3%
6,921	General Electric Co.	71,909
1,023	Honeywell International, Inc.	157,614

		229,523

Insurance – 2.3%
742	American Financial Group, Inc.	73,948
363	Everest Re Group Ltd.	82,078
2,401	MetLife, Inc.	108,501
980	Torchmark Corp.	80,909
901	W.R. Berkley Corp.	75,377

		420,813

Interactive Media & Services* – 5.1%
271	Alphabet, Inc. Class A	305,295
238	Alphabet, Inc. Class C	266,541
1,831	Facebook, Inc. Class A	295,615
233	IAC/InterActiveCorp.	49,641

		917,092

Internet & Direct Marketing Retail – 3.3%
318	Amazon.com, Inc.*	521,466
616	Expedia Group, Inc.	75,959

		597,425

IT Services – 4.8%
894	Accenture PLC Class A	144,274
1,186	Black Knight, Inc.*	61,969
849	Fidelity National Information Services, Inc.	91,819
854	GoDaddy, Inc. Class A*	63,751
708	Mastercard, Inc. Class A	159,137
838	Total System Services, Inc.	79,107
1,793	Visa, Inc. Class A	265,579

		865,636

Life Sciences Tools & Services – 0.6%
1,326	Agilent Technologies, Inc.	105,337

Machinery – 1.8%
457	IDEX Corp.	65,854
864	Ingersoll-Rand PLC	91,204
599	Stanley Black & Decker, Inc.	79,326
37	Wabtec Corp.	2,723
1,077	Xylem, Inc.	81,367

		320,474

Media – 1.3%
4,662	Comcast Corp. Class A	180,280
1,831	Liberty Global PLC Class C*	46,489

		226,769

Metals & Mining – 0.2%
1,190	Steel Dynamics, Inc.	44,411

Multi-Utilities – 1.0%
1,203	Ameren Corp.	85,701
1,577	CMS Energy Corp.	85,789

		171,490

Multiline Retail – 0.4%
656	Dollar General Corp.	77,710

Oil, Gas & Consumable Fuels – 5.3%
2,112	Chevron Corp.	252,553
799	Concho Resources, Inc.	87,890
2,022	ConocoPhillips	137,193
837	Diamondback Energy, Inc.	86,152
1,243	EOG Resources, Inc.	116,842
2,171	Exxon Mobil Corp.	171,574
1,763	Marathon Petroleum Corp.	109,324

		961,528

Pharmaceuticals – 6.0%
2,064	AstraZeneca PLC ADR	85,821
2,665	Elanco Animal Health, Inc.*	80,590
1,404	Eli Lilly & Co.	177,311
2,665	Johnson & Johnson	364,146
776	Merck & Co., Inc.	63,081
4,431	Pfizer, Inc.	192,084
1,301	Zoetis, Inc.	122,593

		1,085,626

Road & Rail – 1.5%
1,566	CSX Corp.	113,801
970	Union Pacific Corp.	162,669

		276,470

Semiconductors & Semiconductor Equipment – 3.9%
893	Analog Devices, Inc.	95,515
1,753	Intel Corp.	92,839
478	Lam Research Corp.	84,171
3,368	Marvell Technology Group Ltd.	67,192
1,395	Maxim Integrated Products, Inc.	75,930

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
470	NVIDIA Corp.	$72,502
720	NXP Semiconductors NV	65,750
1,345	Texas Instruments, Inc.	142,274

		696,173

Software – 6.4%
537	Check Point Software Technologies Ltd.*	65,675
713	Citrix Systems, Inc.	75,222
479	Intuit, Inc.	118,375
6,567	Microsoft Corp.	735,701
982	salesforce.com, Inc.*	160,704

		1,155,677

Specialty Retail – 2.6%
392	Burlington Stores, Inc.*	66,538
237	O’Reilly Automotive, Inc.*	88,154
969	Ross Stores, Inc.	91,890
1,219	The Home Depot, Inc.	225,686

		472,268

Technology Hardware, Storage & Peripherals – 3.7%
3,861	Apple, Inc.	668,532

Textiles, Apparel & Luxury Goods – 1.2%
1,759	NIKE, Inc. Class B	150,799
646	PVH Corp.	74,187

		224,986

Tobacco – 1.0%
1,424	Altria Group, Inc.	74,632
1,183	Philip Morris International, Inc.	102,850

		177,482

TOTAL COMMON STOCKS
(Cost $14,382,524)		$17,922,332

TOTAL INVESTMENTS – 99.5%
(Cost $14,382,524)		$17,922,332

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		96,757

NET ASSETS – 100.0%		$18,019,089

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%
Aerospace & Defense – 3.0%
160,893	Harris Corp.	$26,536,083
146,359	HEICO Corp.	13,718,229
74,998	HEICO Corp. Class A	5,999,090

		46,253,402

Auto Components – 1.1%
203,157	Aptiv PLC	16,884,378

Banks – 1.4%
211,167	First Republic Bank	22,168,312

Beverages – 2.3%
441,263	Brown-Forman Corp. Class B	21,838,106
216,274	Monster Beverage Corp.*	13,804,769

		35,642,875

Biotechnology* – 4.6%
148,329	Agios Pharmaceuticals, Inc.	9,622,102
311,092	Alder Biopharmaceuticals, Inc.	3,988,199
108,494	BioMarin Pharmaceutical, Inc.	10,118,151
18,930	Bluebird Bio, Inc.	2,938,315
156,298	Exact Sciences Corp.	14,223,118
340,778	Exelixis, Inc.	7,630,019
118,909	Incyte Corp.	10,253,523
321,347	Moderna, Inc.(a)	7,262,442
29,127	Sarepta Therapeutics, Inc.	4,201,279

		70,237,148

Capital Markets – 4.8%
112,877	Cboe Global Markets, Inc.	10,826,033
284,710	Lazard Ltd. Class A	10,656,695
53,881	Moody’s Corp.	9,327,879
91,018	MSCI, Inc.	16,812,845
201,956	Northern Trust Corp.	18,822,299
77,237	T. Rowe Price Group, Inc.	7,756,912

		74,202,663

Chemicals – 1.5%
187,653	Ashland Global Holdings, Inc.	14,520,589
76,984	Celanese Corp.	7,874,694

		22,395,283

Commercial Services & Supplies – 1.2%
87,379	Cintas Corp.	18,052,501

Construction Materials – 1.4%
115,094	Martin Marietta Materials, Inc.	21,614,653

Containers & Packaging – 0.5%
75,584	Avery Dennison Corp.	8,166,095

Diversified Consumer Services* – 1.7%
210,703	Bright Horizons Family Solutions, Inc.	26,127,172

Electrical Equipment* – 0.9%
266,131	Sensata Technologies Holding PLC	13,500,826

Electronic Equipment, Instruments & Components – 2.2%
355,889	Amphenol Corp. Class A	33,442,889

Entertainment* – 0.5%
57,521	Spotify Technology SA	8,060,993

Equity Real Estate Investment Trusts (REITs) – 2.5%
127,427	Equity LifeStyle Properties, Inc.	13,843,669
133,866	SBA Communications Corp.*	24,170,845

		38,014,514

Food Products – 1.6%
174,651	McCormick & Co., Inc.	23,749,043

Health Care Equipment & Supplies – 8.6%
19,658	ABIOMED, Inc.*	6,575,601
128,323	Align Technology, Inc.*	33,231,807
112,744	Edwards Lifesciences Corp.*	19,086,432
109,839	IDEXX Laboratories, Inc.*	23,179,324
71,892	Teleflex, Inc.	20,837,177
34,219	The Cooper Cos., Inc.	9,786,292
104,970	West Pharmaceutical Services, Inc.	10,995,608
64,039	Zimmer Biomet Holdings, Inc.	7,948,521

		131,640,762

Hotels, Restaurants & Leisure – 2.2%
294,256	Choice Hotels International, Inc.	23,493,399
37,562	Domino’s Pizza, Inc.	9,425,808

		32,919,207

Household Durables – 0.5%
199,405	D.R. Horton, Inc.	7,754,860

Household Products – 0.8%
80,825	The Clorox Co.	12,772,775

Industrial Conglomerates – 1.6%
73,853	Roper Technologies, Inc.	23,902,524

Interactive Media & Services* – 1.5%
63,348	IAC/InterActiveCorp.	13,496,292
306,554	Twitter, Inc.	9,435,732

		22,932,024

Internet & Direct Marketing Retail* – 0.2%
43,254	GrubHub, Inc.	3,528,661

IT Services – 8.4%
376,635	Black Knight, Inc.*	19,679,179
162,488	Fidelity National Information Services, Inc.	17,573,077
408,799	Fiserv, Inc.*	34,621,187
358,425	GoDaddy, Inc. Class A*	26,756,426
63,237	Square, Inc. Class A*	5,137,374
272,870	Total System Services, Inc.	25,758,928

		129,526,171

Life Sciences Tools & Services – 4.9%
303,803	Agilent Technologies, Inc.	24,134,110
78,752	Illumina, Inc.*	24,631,263

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
18,201	Mettler-Toledo International, Inc.*	$12,393,243
126,553	PRA Health Sciences, Inc.*	13,538,640

		74,697,256

Machinery – 6.1%
268,691	Fortive Corp.	21,917,125
136,164	IDEX Corp.	19,621,232
215,765	Ingersoll-Rand PLC	22,776,154
157,723	John Bean Technologies Corp.	14,778,645
186,586	Xylem, Inc.	14,096,572

		93,189,728

Multiline Retail – 2.3%
302,029	Dollar General Corp.	35,778,355

Oil, Gas & Consumable Fuels – 2.4%
247,118	Cheniere Energy, Inc.*	15,926,755
99,028	Concho Resources, Inc.	10,893,080
102,079	Diamondback Energy, Inc.	10,506,992

		37,326,827

Pharmaceuticals – 1.5%
314,384	Elanco Animal Health, Inc.*(a)	9,506,972
140,291	Zoetis, Inc.	13,219,621

		22,726,593

Professional Services* – 1.4%
171,828	Verisk Analytics, Inc.	21,724,214

Road & Rail – 0.8%
85,193	Old Dominion Freight Line, Inc.	12,844,549

Semiconductors & Semiconductor Equipment – 6.0%
514,078	Advanced Micro Devices, Inc.*	12,096,255
107,115	Analog Devices, Inc.	11,457,020
1,188,825	Marvell Technology Group Ltd.	23,717,059
163,028	Maxim Integrated Products, Inc.	8,873,614
185,004	Microchip Technology, Inc.	16,071,297
133,465	MKS Instruments, Inc.	11,060,245
66,836	Xilinx, Inc.	8,374,551

		91,650,041

Software – 11.5%
125,726	Atlassian Corp. PLC Class A*	13,513,030
143,446	Autodesk, Inc.*	23,383,132
211,112	Citrix Systems, Inc.	22,272,316
66,301	Coupa Software, Inc.*	6,244,891
102,438	Intuit, Inc.	25,315,503
242,252	PTC, Inc.*	22,485,831
151,456	ServiceNow, Inc.*	36,264,625
129,974	Splunk, Inc.*	17,660,867
45,389	Workday, Inc. Class A*	8,983,845

		176,124,040

Specialty Retail – 4.3%
60,470	Five Below, Inc.*	7,277,564
41,006	O’Reilly Automotive, Inc.*	15,252,592

317,625	Ross Stores, Inc.	30,120,379
137,740	Tiffany & Co.	13,090,810

		65,741,345

Textiles, Apparel & Luxury Goods – 2.3%
129,927	Lululemon Athletica, Inc.*	19,543,619
132,396	PVH Corp.	15,204,357

		34,747,976

TOTAL COMMON STOCKS
(Cost $1,190,724,093)		$1,510,040,655

Shares	Dividend Rate	Value

Investment Company(b) – 1.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
16,991,395	2.395%	$16,991,395
(Cost $16,991,395)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,207,715,488)		$1,527,032,050

Securities Lending Reinvestment Vehicle(b) – 1.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
15,382,880	2.395%	$15,382,880
(Cost $15,382,880)

TOTAL INVESTMENTS – 100.6%
(Cost $1,223,098,368)		$1,542,414,930

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(8,613,307)

NET ASSETS – 100.0%		$1,533,801,623

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
PLC	—Public Limited Company

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 95.8%
Aerospace & Defense – 2.4%
322,396	Aerojet Rocketdyne Holdings, Inc.*	$12,009,251
258,841	HEICO Corp. Class A	20,704,692
81,313	Huntington Ingalls Industries, Inc.	17,027,755

		49,741,698

Banks – 3.9%
773,844	Amalgamated Bank Class A	13,704,777
559,006	Eagle Bancorp, Inc.*	33,087,565
59,689	First Republic Bank	6,266,151
256,288	Glacier Bancorp, Inc.	11,230,540
124,186	Signature Bank	16,859,492

		81,148,525

Beverages – 1.6%
396,276	MGP Ingredients, Inc.	32,435,191

Biotechnology* – 10.4%
464,281	ACADIA Pharmaceuticals, Inc.	12,303,447
306,558	Agios Pharmaceuticals, Inc.	19,886,417
1,145,760	Alder Biopharmaceuticals, Inc.	14,688,643
366,533	Alector, Inc.	7,180,381
528,478	Alkermes PLC	17,582,463
475,781	Amarin Corp. PLC ADR	9,739,237
85,991	BioSpecifics Technologies Corp.	5,972,075
133,549	Bluebird Bio, Inc.	20,729,476
246,893	Evelo Biosciences, Inc.(a)	2,170,189
758,879	Exelixis, Inc.	16,991,301
200,250	Incyte Corp.	17,267,557
498,538	Moderna, Inc.(a)	11,266,959
1,003,875	Proteostasis Therapeutics, Inc.	4,135,965
1,733,699	Rigel Pharmaceuticals, Inc.	3,796,801
156,420	Sarepta Therapeutics, Inc.	22,562,021
1,171,040	Stemline Therapeutics, Inc.	12,846,309
434,858	Synthorx, Inc.	8,658,023
255,080	UNITY Biotechnology, Inc.(a)	2,550,800
205,611	Y-mAbs Therapeutics, Inc.	4,451,478

		214,779,542

Building Products – 1.5%
208,553	Allegion PLC	18,761,428
262,273	Fortune Brands Home & Security, Inc.	12,358,304

		31,119,732

Capital Markets – 4.1%
78,970	Affiliated Managers Group, Inc.	8,655,902
235,996	Cboe Global Markets, Inc.	22,634,376
173,379	Evercore, Inc. Class A	15,968,206
725,719	Lazard Ltd. Class A	27,163,662
59,754	MSCI, Inc.	11,037,759

		85,459,905

Chemicals – 1.6%
304,937	Ashland Global Holdings, Inc.	23,596,025
175,347	RPM International, Inc.	10,147,331

		33,743,356

Commercial Services & Supplies – 1.1%
330,856	Healthcare Services Group, Inc.	12,632,082
134,197	Rollins, Inc.	5,322,253
88,685	US Ecology, Inc.	5,088,745

		23,043,080

Communications Equipment* – 1.1%
1,760,620	Viavi Solutions, Inc.	23,116,941

Consumer Finance* – 1.0%
178,241	Green Dot Corp. Class A	11,505,456
884,917	SLM Corp.	9,778,333

		21,283,789

Containers & Packaging – 1.5%
284,584	Avery Dennison Corp.	30,746,455

Diversified Consumer Services* – 1.8%
292,582	Bright Horizons Family Solutions, Inc.	36,280,168

Diversified Telecommunication Services* – 0.2%
192,746	Zayo Group Holdings, Inc.	4,780,101

Electrical Equipment – 1.4%
309,633	nVent Electric PLC	8,508,715
390,995	Sensata Technologies Holding PLC*	19,835,176

		28,343,891

Electronic Equipment, Instruments & Components – 3.0%
371,487	Badger Meter, Inc.	21,858,295
537,012	Cognex Corp.	28,676,441
128,149	Keysight Technologies, Inc.*	10,817,057

		61,351,793

Entertainment* – 0.7%
157,775	Take-Two Interactive Software, Inc.	13,767,447

Equity Real Estate Investment Trusts (REITs)* – 0.8%
93,721	SBA Communications Corp.	16,922,264

Food Products – 0.5%
76,985	McCormick & Co., Inc.	10,468,420

Health Care Equipment & Supplies – 8.2%
23,346	ABIOMED, Inc.*	7,809,237
328,059	Axonics Modulation Technologies, Inc.*(a)	6,974,534
126,027	DexCom, Inc.*	17,559,342
484,540	ElectroCore, Inc.*	4,234,880
137,302	Glaukos Corp.*	10,183,689
52,193	Heska Corp.*	4,268,866
93,798	IDEXX Laboratories, Inc.*	19,794,192
201,314	Neogen Corp.*	12,473,415
202,385	SI-BONE, Inc.*	4,193,417
216,407	Tandem Diabetes Care, Inc.*	14,189,807
109,272	Teleflex, Inc.	31,671,397
42,570	The Cooper Cos., Inc.	12,174,594
232,956	West Pharmaceutical Services, Inc.	24,402,141

		169,929,511

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services* – 2.4%
195,529	Guardant Health, Inc.(a)	$13,030,052
466,304	HealthEquity, Inc.	37,528,146

		50,558,198

Health Care Technology* – 1.1%
161,110	Teladoc Health, Inc.	10,369,040
107,986	Veeva Systems, Inc. Class A	12,732,629

		23,101,669

Hotels, Restaurants & Leisure – 5.8%
361,317	Choice Hotels International, Inc.	28,847,549
75,168	Domino’s Pizza, Inc.	18,862,658
246,171	Dunkin’ Brands Group, Inc.	17,588,918
252,108	Papa John’s International, Inc.(a)	11,019,641
141,536	Texas Roadhouse, Inc.	8,960,644
104,223	Vail Resorts, Inc.	21,719,031
206,083	Wingstop, Inc.	13,727,189

		120,725,630

Household Durables* – 0.3%
269,292	M/I Homes, Inc.	7,012,364

Interactive Media & Services* – 1.3%
124,613	IAC/InterActiveCorp.	26,548,800

Internet & Direct Marketing Retail* – 0.3%
82,505	GrubHub, Inc.	6,730,758

IT Services – 10.8%
722,492	Black Knight, Inc.*	37,750,207
124,586	Euronet Worldwide, Inc.*	16,734,392
72,317	Gartner, Inc.*	10,290,709
258,195	Global Payments, Inc.	33,663,464
580,149	GoDaddy, Inc. Class A*	43,308,123
436,536	InterXion Holding NV*	28,593,108
321,990	Total System Services, Inc.	30,395,856
205,084	Wix.com Ltd.*	22,405,427

		223,141,286

Life Sciences Tools & Services – 1.0%
193,214	Medpace Holdings, Inc.*	10,617,109
104,936	PerkinElmer, Inc.	9,880,774

		20,497,883

Machinery – 5.7%
435,257	Evoqua Water Technologies Corp.*	5,910,790
277,998	Hillenbrand, Inc.	12,312,531
119,521	IDEX Corp.	17,222,976
218,475	John Bean Technologies Corp.	20,471,107
97,160	RBC Bearings, Inc.*	13,616,974
79,498	Standex International Corp.	6,519,631
1,092,979	Welbilt, Inc.*	17,454,875
331,352	Xylem, Inc.	25,033,644

		118,542,528

Oil, Gas & Consumable Fuels – 0.4%
259,643	Centennial Resource Development, Inc. Class A*	2,354,962
58,749	Diamondback Energy, Inc.	6,047,035

		8,401,997

Pharmaceuticals* – 1.4%
206,293	Aratana Therapeutics, Inc.	829,298
368,079	Elanco Animal Health, Inc.(a)	11,130,709
64,358	GW Pharmaceuticals PLC ADR	11,070,219
1,638,739	Marinus Pharmaceuticals, Inc.	5,620,875

		28,651,101

Professional Services* – 0.3%
246,047	Upwork, Inc.	5,828,853

Real Estate Management & Development – 0.4%
186,622	HFF, Inc. Class A	8,435,314

Road & Rail – 1.0%
141,513	Old Dominion Freight Line, Inc.	21,335,915

Semiconductors & Semiconductor Equipment – 3.7%
709,693	Advanced Micro Devices, Inc.*	16,699,076
546,801	Entegris, Inc.	19,318,479
1,318,774	Marvell Technology Group Ltd.	26,309,541
181,188	MKS Instruments, Inc.	15,015,050

		77,342,146

Software* – 9.7%
670,302	Cadence Design Systems, Inc.	38,374,790
176,574	Coupa Software, Inc.	16,631,505
499,519	ForeScout Technologies, Inc.	20,750,019
52,774	Proofpoint, Inc.	6,232,082
365,438	PTC, Inc.	33,919,955
129,407	Splunk, Inc.	17,583,823
105,177	Tableau Software, Inc. Class A	13,872,846
103,184	The Ultimate Software Group, Inc.	34,205,496
247,923	Zendesk, Inc.	19,590,876

		201,161,392

Specialty Retail* – 2.0%
115,135	Burlington Stores, Inc.	19,543,015
177,329	Five Below, Inc.	21,341,545

		40,884,560

Textiles, Apparel & Luxury Goods – 0.9%
80,459	Canada Goose Holdings, Inc.*	4,578,922
132,310	Carter’s, Inc.	12,892,286

		17,471,208

Trading Companies & Distributors* – 0.5%
185,015	SiteOne Landscape Supply, Inc.	9,937,156

TOTAL COMMON STOCKS
(Cost $1,629,237,066)		$1,984,770,567

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Shares	Dividend Rate	Value

Investment Company(b) – 3.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
64,720,804	2.395%	$64,720,804
(Cost $64,720,804)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,693,957,870)		$2,049,491,371

Securities Lending Reinvestment Vehicle(b) – 1.9%
Goldman Sachs Financial Square Government Fund – Institutional Shares
38,657,890	2.395%	$38,657,890
(Cost $38,657,890)

TOTAL INVESTMENTS – 100.8%
(Cost $1,732,615,760)		$2,088,149,261

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(16,050,362)

NET ASSETS – 100.0%		$2,072,098,899

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%
Aerospace & Defense – 3.8%
7,984	Northrop Grumman Corp.	$2,315,041
9,202	The Boeing Co.	4,048,512

		6,363,553

Auto Components – 1.0%
19,160	Aptiv PLC	1,592,388

Banks – 1.1%
17,709	First Republic Bank	1,859,091

Beverages – 2.4%
17,233	Brown-Forman Corp. Class B	852,861
33,220	Monster Beverage Corp.*	2,120,433
23,333	The Coca-Cola Co.	1,057,918

		4,031,212

Biotechnology – 3.5%
5,057	AbbVie, Inc.	400,717
11,859	Alexion Pharmaceuticals, Inc.*	1,604,878
12,252	BioMarin Pharmaceutical, Inc.*	1,142,622
13,056	Incyte Corp.*	1,125,819
8,248	Vertex Pharmaceuticals, Inc.*	1,556,810

		5,830,846

Capital Markets – 2.1%
8,949	Cboe Global Markets, Inc.	858,299
14,570	Intercontinental Exchange, Inc.	1,124,075
15,428	Northern Trust Corp.	1,437,890

		3,420,264

Chemicals – 2.1%
12,602	DowDuPont, Inc.	670,804
10,959	Ecolab, Inc.	1,851,085
2,070	The Sherwin-Williams Co.	896,724

		3,418,613

Communications Equipment – 0.9%
29,975	Cisco Systems, Inc.	1,551,806

Construction Materials – 0.4%
3,213	Martin Marietta Materials, Inc.	603,401

Electrical Equipment* – 0.6%
19,964	Sensata Technologies Holding PLC	1,012,774

Electronic Equipment, Instruments & Components – 1.1%
18,574	Amphenol Corp. Class A	1,745,399

Entertainment* – 2.5%
16,382	Electronic Arts, Inc.	1,569,068
7,155	Netflix, Inc.	2,562,205

		4,131,273

Equity Real Estate Investment Trusts (REITs) – 1.9%
11,165	American Tower Corp.	1,966,715
2,913	Equinix, Inc.	1,233,655

		3,200,370

Food & Staples Retailing – 0.9%
15,064	Walmart, Inc.	1,491,185

Food Products – 1.2%
6,155	McCormick & Co., Inc.	836,957
25,312	Mondelez International, Inc. Class A	1,193,714

		2,030,671

Health Care Equipment & Supplies – 4.8%
5,224	Align Technology, Inc.*	1,352,859
54,570	Boston Scientific Corp.*	2,189,348
16,038	Danaher Corp.	2,037,147
3,119	Intuitive Surgical, Inc.*	1,707,996
7,179	West Pharmaceutical Services, Inc.	752,000

		8,039,350

Health Care Providers & Services – 2.1%
6,679	Humana, Inc.	1,903,782
6,430	UnitedHealth Group, Inc.	1,557,475

		3,461,257

Hotels, Restaurants & Leisure – 2.4%
1,379	Chipotle Mexican Grill, Inc.*	837,784
17,408	Dunkin’ Brands Group, Inc.	1,243,801
10,063	McDonald’s Corp.	1,849,982

		3,931,567

Household Products – 0.6%
15,730	Colgate-Palmolive Co.	1,036,135

Industrial Conglomerates – 1.6%
16,709	Honeywell International, Inc.	2,574,356

Insurance* – 0.3%
433	Markel Corp.	435,113

Interactive Media & Services* – 9.2%
4,559	Alphabet, Inc. Class A	5,135,942
3,449	Alphabet, Inc. Class C	3,862,604
38,565	Facebook, Inc. Class A	6,226,319

		15,224,865

Internet & Direct Marketing Retail* – 5.2%
5,057	Alibaba Group Holding Ltd. ADR	925,583
4,650	Amazon.com, Inc.	7,625,209

		8,550,792

IT Services – 6.6%
15,723	Accenture PLC Class A	2,537,378
15,551	Mastercard, Inc. Class A	3,495,398
32,846	Visa, Inc. Class A	4,865,149

		10,897,925

Life Sciences Tools & Services – 2.3%
21,623	Agilent Technologies, Inc.	1,717,731
6,532	Illumina, Inc.*	2,043,014

		3,760,745

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)
Machinery – 2.2%
9,952	Deere & Co.	$1,632,526
15,174	Fortive Corp.	1,237,743
6,069	Stanley Black & Decker, Inc.	803,718

		3,673,987

Media – 1.0%
44,206	Comcast Corp. Class A	1,709,446

Oil, Gas & Consumable Fuels – 2.0%
8,866	Cheniere Energy, Inc.*	571,414
7,739	Diamondback Energy, Inc.	796,575
7,432	EOG Resources, Inc.	698,608
19,204	Marathon Petroleum Corp.	1,190,840

		3,257,437

Pharmaceuticals – 3.3%
21,865	AstraZeneca PLC ADR	909,147
16,265	Elanco Animal Health, Inc.*(a)	491,853
20,865	Eli Lilly & Co.	2,635,041
14,787	Zoetis, Inc.	1,393,379

		5,429,420

Road & Rail – 2.7%
29,019	CSX Corp.	2,108,811
13,893	Union Pacific Corp.	2,329,856

		4,438,667

Semiconductors & Semiconductor Equipment – 4.2%
7,720	Analog Devices, Inc.	825,731
58,674	Marvell Technology Group Ltd.	1,170,546
9,092	NVIDIA Corp.	1,402,532
15,412	NXP Semiconductors NV	1,407,424
20,629	Texas Instruments, Inc.	2,182,136

		6,988,369

Software – 11.5%
9,898	Adobe, Inc.*	2,598,225
6,983	Autodesk, Inc.*	1,138,299
9,945	Intuit, Inc.	2,457,708
86,242	Microsoft Corp.	9,661,691
19,964	salesforce.com, Inc.*	3,267,108

		19,123,031

Specialty Retail – 2.1%
24,216	Ross Stores, Inc.	2,296,403
6,485	The Home Depot, Inc.	1,200,633

		3,497,036

Technology Hardware, Storage & Peripherals – 5.6%
53,844	Apple, Inc.	9,323,089

Textiles, Apparel & Luxury Goods – 2.5%
34,650	NIKE, Inc. Class B	2,970,545
10,372	PVH Corp.	1,191,120

		4,161,665

Tobacco – 0.5%
10,225	Philip Morris International, Inc.	888,961

TOTAL COMMON STOCKS
(Cost $94,210,268)		$162,686,059

Shares	Dividend Rate	Value

Investment Company(b) – 0.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,262,216	2.395%	$1,262,216
(Cost $1,262,216)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $95,472,484)		$163,948,275

Securities Lending Reinvestment Vehicle(b) – 0.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
491,111	2.395%	$491,111
(Cost $491,111)

TOTAL INVESTMENTS – 99.3%
(Cost $95,963,595)		$164,439,386

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		1,231,493

NET ASSETS – 100.0%		$165,670,879

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communications Equipment – 3.2%
285,752	Cisco Systems, Inc.	$14,793,381

Electronic Equipment, Instruments & Components – 3.3%
160,162	Amphenol Corp. Class A	15,050,423

Entertainment – 2.5%
107,728	Activision Blizzard, Inc.	4,539,658
19,451	Netflix, Inc.*	6,965,403

		11,505,061

Equity Real Estate Investment Trusts (REITs) – 4.6%
76,056	American Tower Corp.	13,397,264
18,703	Equinix, Inc.	7,920,721

		21,317,985

Interactive Media & Services* – 12.4%
16,679	Alphabet, Inc. Class A	18,789,727
18,014	Alphabet, Inc. Class C	20,174,239
111,811	Facebook, Inc. Class A	18,051,886

		57,015,852

Internet & Direct Marketing Retail – 10.8%
33,975	Alibaba Group Holding Ltd. ADR*	6,218,444
23,775	Amazon.com, Inc.*	38,986,958
34,612	Expedia Group, Inc.	4,268,006

		49,473,408

IT Services – 13.2%
58,687	Accenture PLC Class A	9,470,908
136,344	Black Knight, Inc.*	7,123,974
70,700	Fidelity National Information Services, Inc.	7,646,205
129,527	GoDaddy, Inc. Class A*	9,669,191
107,672	Total System Services, Inc.	10,164,237
113,427	Visa, Inc. Class A	16,800,807

		60,875,322

Life Sciences Tools & Services* – 1.0%
15,082	Illumina, Inc.	4,717,197

Semiconductors & Semiconductor Equipment – 14.7%
162,864	Advanced Micro Devices, Inc.*	3,832,190
64,429	Analog Devices, Inc.	6,891,326
97,751	Applied Materials, Inc.	3,747,773
820,207	Marvell Technology Group Ltd.	16,363,130
49,984	NVIDIA Corp.	7,710,532
70,903	NXP Semiconductors NV	6,474,862
212,081	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,281,763
137,238	Texas Instruments, Inc.	14,517,035

		67,818,611

Software – 29.1%
61,600	Adobe, Inc.*	16,170,000
67,192	Atlassian Corp. PLC Class A*	7,221,796
44,927	Autodesk, Inc.*	7,323,550
80,706	Citrix Systems, Inc.	8,514,483

42,502	Intuit, Inc.	10,503,519
299,214	Microsoft Corp.	33,520,945
78,890	PTC, Inc.*	7,322,570
26,328	Red Hat, Inc.*	4,807,493
88,032	Salesforce.com, Inc.*	14,406,437
67,907	ServiceNow, Inc.*	16,259,652
59,176	Splunk, Inc.*	8,040,835

		134,091,280

Technology Hardware, Storage & Peripherals – 4.9%
130,113	Apple, Inc.	22,529,066

TOTAL COMMON STOCKS
(Cost $249,477,101)		$459,187,586

TOTAL INVESTMENTS – 99.7%
(Cost $249,477,101)		$459,187,586

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,371,531

NET ASSETS – 100.0%		$460,559,117

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities

February 28, 2019 (Unaudited)

	Blue Chip Fund	Capital Growth Fund	Concentrated Growth Fund
Assets:
Investments of unaffiliated issuers, at value (cost $8,872,573, $676,718,647 and $93,787,114)(a)	$10,069,642	$863,468,976	$139,430,905
Investments of affiliated issuers, at value (cost $136,636, $1,113,767 and $0)	136,636	1,113,767	—
Investments in securities lending reinvestment vehicle — affiliated issuer, at value which equals cost	—	1,239,743	—
Cash	160,944	8,854,269	1,953,396
Receivables:
Fund shares sold	163,639	201,402	2,981
Reimbursement from investment adviser	25,590	39,212	31,776
Dividends	24,598	1,346,224	148,907
Investments sold	—	10,247,768	—
Securities lending income	—	6,468	—
Other assets	55,111	89,868	81,772
Total assets	10,636,160	886,607,697	141,649,737

Liabilities:
Payables:
Management fees	4,282	471,627	80,530
Distribution and Service fees and Transfer Agency fees	2,219	253,335	5,811
Investments purchased	357	5,816,015	—
Payable upon return of securities loaned	—	1,239,743	—
Fund shares redeemed	—	641,359	15,369
Accrued expenses	96,737	206,511	186,793
Total liabilities	103,595	8,628,590	288,503

Net Assets:
Paid-in capital	9,122,857	695,643,252	91,769,383
Total distributable earnings	1,409,708	182,335,855	49,591,851
NET ASSETS	$10,532,565	$877,979,107	$141,361,234
Net Assets:
Class A	$2,969,450	$697,640,763	$5,963,761
Class C	1,346,143	19,574,845	1,023,143
Institutional	828,671	58,488,774	12,167,710
Service	—	1,694,435	—
Investor	245,663	7,965,755	224,018
Class P	1,984,894	80,498,016	121,452,001
Class R	18,604	8,171,355	33,107
Class R6	3,139,140	3,945,164	497,494
Total Net Assets	$10,532,565	$877,979,107	$141,361,234
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	234,516	32,644,397	366,935
Class C	111,544	1,489,387	79,341
Institutional	64,932	2,383,030	695,479
Service	—	83,610	—
Investor	19,242	365,259	13,530
Class P	155,518	3,285,323	6,960,243
Class R	1,460	404,918	2,121
Class R6	245,896	160,958	28,502
Net asset value, offering and redemption price per share:(b)
Class A	$12.66	$21.37	$16.25
Class C	12.07	13.14	12.90
Institutional	12.76	24.54	17.50
Service	—	20.27	—
Investor	12.77	21.81	16.56
Class P	12.76	24.50	17.45
Class R	12.75	20.18	15.61
Class R6	12.77	24.51	17.45

(a)	Includes loaned securities having a market value of $1,211,684 for the Capital Growth Fund.
(b)	Maximum public offering price per share for Class A Shares of the Blue Chip, Capital Growth and Concentrated Growth Funds is $13.40, $22.61 and $17.20, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities (continued)

February 28, 2019 (Unaudited)

	Flexible Cap Fund	Growth Opportunities Fund	Small/Mid Cap Growth Fund
Assets:
Investments, at value (cost $14,382,524, $1,190,724,093 and $1,629,237,066)(a)	$17,922,332	$1,510,040,655	$1,984,770,567
Investments of affiliated issuers, at value (cost $0, $16,991,395 and $64,720,804)	—	16,991,395	64,720,804
Investments in securities lending reinvestment vehicle — affiliated issuer, at value which equals cost	—	15,382,880	38,657,890
Cash	79,552	23,091,330	31,219,232
Receivables:
Investments sold	—	—	2,366,312
Dividends	31,233	828,345	1,489,944
Fund shares sold	—	444,051	2,953,397
Reimbursement from investment adviser	23,661	43,385	—
Securities lending income	—	75,651	109,112
Other assets	77,226	95,992	120,282
Total assets	18,134,004	1,566,993,684	2,126,407,540

Liabilities:
Payables:
Payable upon return of securities loaned	—	15,382,880	38,657,890
Investments purchased	—	13,375,452	6,921,941
Fund shares redeemed	6,286	3,044,515	6,970,896
Management fees	7,515	997,491	1,303,867
Distribution and Service fees and Transfer Agency fees	3,107	198,983	308,272
Accrued expenses	98,007	192,740	145,775
Total liabilities	114,915	33,192,061	54,308,641

Net Assets:
Paid-in capital	14,217,191	1,084,566,997	1,620,478,967
Total distributable earnings	3,801,898	449,234,626	451,619,932
NET ASSETS	$18,019,089	$1,533,801,623	$2,072,098,899
Net Assets:
Class A	$5,418,746	$337,662,476	$293,646,324
Class C	1,201,983	49,893,598	184,670,043
Institutional	648,118	730,236,411	858,280,832
Service	—	27,956,821	17,622,540
Investor	65,432	85,954,441	444,754,871
Class P	10,436,175	66,429,824	202,061,421
Class R	48,787	49,243,124	18,496,400
Class R6	199,848	186,424,928	52,566,468
Total Net Assets	$18,019,089	$1,533,801,623	$2,072,098,899
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	484,519	20,330,717	15,222,497
Class C	124,898	5,345,061	11,581,244
Institutional	53,564	34,833,293	40,905,223
Service	—	1,806,464	944,474
Investor	5,527	4,829,102	22,013,637
Class P	863,833	3,165,168	9,622,618
Class R	4,562	3,174,630	1,003,997
Class R6	16,549	8,885,935	2,503,647
Net asset value, offering and redemption price per share:(b)
Class A	$11.18	$16.61	$19.29
Class C	9.62	9.33	15.95
Institutional	12.10	20.96	20.98
Service	—	15.48	18.66
Investor	11.84	17.80	20.20
Class P	12.08	20.99	21.00
Class R	10.69	15.51	18.42
Class R6	12.08	20.98	21.00

(a)	Includes loaned securities having a market value of $14,977,577 and $37,679,284 for the Growth Opportunities, and Small/Mid Cap Growth Funds, respectively.
(b)	Maximum public offering price per share for Class A Shares of the Flexible Cap, Growth Opportunities and Small/Mid Cap Growth Funds is $11.83, $17.58 and $20.41, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities (continued)

February 28, 2019 (Unaudited)

	Strategic Growth Fund	Technology Opportunities Fund
Assets:
Investments of unaffiliated issuers, at value (cost $94,210,268 and $249,477,101)(a)	$162,686,059	$459,187,586
Investments of affiliated issuers, at value (cost $1,262,216 and $0)	1,262,216	—
Investments in securities lending reinvestment vehicle — affiliated issuer, at value which equals cost	491,111	—
Cash	2,499,628	2,150,305
Receivables:
Dividends	194,605	275,574
Fund shares sold	70,073	60,219
Reimbursement from investment adviser	30,438	37,310
Securities lending income	2,569	—
Other assets	85,089	73,668
Total assets	167,321,788	461,784,662

Liabilities:
Payables:
Payable upon return of securities loaned	491,111	—
Investments purchased	1,893	—
Fund shares redeemed	949,216	669,390
Management fees	88,702	328,675
Distribution and Service fees and Transfer Agency fees	16,847	115,419
Accrued expenses	103,140	112,061
Total liabilities	1,650,909	1,225,545

Net Assets:
Paid-in capital	85,042,238	236,422,928
Total distributable earnings	80,628,641	224,136,189
NET ASSETS	$165,670,879	$460,559,117
Net Assets:
Class A	$27,067,239	$290,937,945
Class C	4,615,865	27,574,744
Institutional	55,502,250	73,022,524
Service	583,900	29,456,584
Investor	2,846,779	18,836,895
Class P	74,348,588	20,718,668
Class R	300,039	—
Class R6	406,219	11,757
Total Net Assets	$165,670,879	$460,559,117
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	3,136,387	13,756,227
Class C	808,915	1,676,988
Institutional	5,740,191	3,049,189
Service	68,899	1,429,558
Investor	295,536	801,470
Class P	7,714,439	864,866
Class R	36,190	—
Class R6	42,094	491
Net asset value, offering and redemption price per share:(b)
Class A	$8.63	$21.15
Class C	5.71	16.44
Institutional	9.67	23.95
Service	8.47	20.61
Investor	9.63	23.50
Class P	9.64	23.96
Class R	8.29	—
Class R6	9.65	23.95

(a)	Includes loaned securities having a market value of $478,551 for the Strategic Growth Fund.
(b)	Maximum public offering price per share for Class A Shares of the Strategic Growth and Technology Opportunities Funds is $9.13 and $22.38. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations

For the Six Months Ended February 28, 2019 (Unaudited)

	Blue Chip Fund	Capital Growth Fund	Concentrated Growth Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $233, $14,151 and $2,284)	$95,645	$6,866,383	$679,020

Dividends — affiliated issuers	1,984	40,295	1,637

Securities lending income — affiliated issuer	—	28,012	437

Total investment income	97,629	6,934,690	681,094

Expenses:

Management fees	26,634	3,182,057	550,634

Distribution and Service fees(a)	6,263	1,016,063	12,907

Transfer Agency fees(a)	4,219	692,604	27,832

Printing and mailing costs	10,995	79,369	27,004

Registration fees	53,536	70,163	59,933

Custody, accounting and administrative services	25,348	65,373	23,385

Professional fees	65,928	59,882	96,121

Trustee fees	7,930	8,803	8,065

Service Share fees — Service Plan	—	2,045	—

Service Share fees — Shareholder Administration Plan	—	2,045	—

Other	4,015	13,623	7,507

Total expenses	204,868	5,192,027	813,388

Less — expense reductions	(164,342)	(283,751)	(220,338)

Net expenses	40,526	4,908,276	593,050

NET INVESTMENT INCOME	57,103	2,026,414	88,044

Realized and unrealized gain (loss):

Net realized gain from:

Investments — unaffiliated issuers (including commission recapture of $0, $315 and $0)	242,054	9,915,116	5,757,635

Net change in unrealized loss on:

Investments — unaffiliated issuers	(191,309)	(51,939,150)	(13,950,481)

Net realized and unrealized gain (loss)	50,745	(42,024,034)	(8,192,846)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$107,848	$(39,997,620)	$(8,104,802)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Blue Chip Fund	$3,194	$3,022	$47	$2,300	$544	$732	$—	$239	$286	$17	$101
Capital Growth Fund	873,623	122,282	20,158	629,009	22,011	12,975	327	7,483	13,381	7,257	161
Concentrated Growth Fund	7,196	5,633	78	5,181	1,014	2,621	—	307	18,653	28	28

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations (continued)

For the Six Months Ended February 28, 2019 (Unaudited)

	Flexible Cap Fund	Growth Opportunities Fund	Small/Mid Cap Growth Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $68, $0 and $0)	$164,536	$5,998,138	$6,570,221

Dividends — affiliated issuers	9	57,201	123,185

Securities lending income — affiliated issuer	49	254,322	533,085

Total investment income	164,594	6,309,661	7,226,491

Expenses:

Management fees	51,797	7,898,967	8,900,354

Distribution and Service fees(a)	12,343	837,560	1,364,428

Transfer Agency fees(a)	7,678	704,396	1,075,164

Printing and mailing costs	11,471	95,963	137,498

Registration fees	59,296	84,036	96,846

Custody, accounting and administrative services	25,473	73,997	77,522

Professional fees	51,484	50,456	50,457

Service Share fees — Service Plan	—	36,040	20,588

Service Share fees — Shareholder Administration Plan	—	36,040	20,588

Trustee fees	7,940	9,824	10,096

Other	4,148	29,260	34,657

Total expenses	231,630	9,856,539	11,788,198

Less — expense reductions	(160,073)	(539,398)	(212,859)

Net expenses	71,557	9,317,141	11,575,339

NET INVESTMENT INCOME (LOSS)	93,037	(3,007,480)	(4,348,848)

Realized and unrealized gain (loss):

Net realized gain from:

Investments — unaffiliated issuers (including commission recapture of $0, $0 and $7,142)	452,145	206,411,864	206,486,596

Net change in unrealized loss on:

Investments — unaffiliated issuers	(1,382,659)	(270,464,484)	(298,639,305)

Net realized and unrealized loss	(930,514)	(64,052,620)	(92,152,709)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(837,477)	$(67,060,100)	$(96,501,557)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Flexible Cap Fund	$6,383	$5,844	$116	$4,596	$1,052	$257	$—	$57	$1,666	$42	$8
Growth Opportunities Fund	455,737	262,153	119,670	328,130	47,188	173,934	5,766	63,434	11,402	43,081	31,461
Small/Mid Cap Growth Fund	368,729	947,161	48,538	265,485	170,489	178,720	3,294	402,248	31,257	17,474	6,197

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations (continued)

For the Six Months Ended February 28, 2019 (Unaudited)

	Strategic Growth Fund	Technology Opportunities Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,234 and $6,645)	$936,840	$1,745,414

Dividends — affiliated issuers	2,216	19,100

Securities lending income — affiliated issuer	11,647	2

Total investment income	950,703	1,764,516

Expenses:

Management fees	651,542	2,197,124

Registration fees	70,455	51,659

Distribution and Service fees(a)	62,055	514,956

Professional fees	58,703	59,927

Transfer Agency fees(a)	58,294	331,212

Custody, accounting and administrative services	29,312	38,081

Printing and mailing costs	22,345	59,120

Trustee fees	8,112	8,385

Service Share fees — Service Plan	671	36,978

Service Share fees — Shareholder Administration Plan	671	36,978

Other	6,060	9,055

Total expenses	968,220	3,343,475

Less — expense reductions	(191,501)	(241,067)

Net expenses	776,719	3,102,408

NET INVESTMENT INCOME (LOSS)	173,984	(1,337,892)

Realized and unrealized gain (loss):

Net realized gain from:

Investments — unaffiliated issuers (including commission recapture of $411 and $1,971)	15,884,292	21,152,782

Net change in unrealized loss on:

Investments — unaffiliated issuers	(29,145,120)	(47,424,258)

Net realized and unrealized loss	(13,260,828)	(26,271,476)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,086,844)	$(27,609,368)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Strategic Growth Fund	$35,433	$25,954	$668	$25,512	$4,672	$12,233	$108	$2,791	$12,722	$240	$16
Technology Opportunities Fund	364,332	150,624	—	262,319	27,113	14,798	5,916	17,663	3,401	—	2

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets

	Blue Chip Fund			Capital Growth Fund
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018		For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018
From operations:

Net investment income	$57,103	$78,007		$2,026,414	$727,493

Net realized gain	242,054	745,297		9,915,116	283,002,758

Net change in unrealized gain (loss)	(191,309)	324,442		(51,939,150)	(91,364,384)

Net increase (decrease) in net assets resulting from operations	107,848	1,147,746		(39,997,620)	192,365,867

Distributions to shareholders:

From distributable earnings:

Class A Shares	(213,475)	(399,773	)(a)	(220,760,416)	(56,468,884	)(a)

Class C Shares	(26,622)	(55,004	)(a)	(8,782,823)	(6,772,737	)(a)

Institutional Shares	(279,538)	(733,918	)(a)	(18,835,285)	(13,142,477	)(a)

Service Shares	—	—		(533,521)	(125,587	)(a)

Investor Shares	(20,921)	(40,464	)(a)	(2,665,392)	(787,742	)(a)

Class P Shares(b)	(174,322)	—		(26,269,986)	—

Class R Shares	(1,678)	(4,440	)(a)	(2,616,026)	(734,333	)(a)

Class R6 Shares	(903)	(2,356	)(a)	(16,308)	(1,470	)(a)

Total distributions to shareholders	(717,459)	(1,235,955)		(280,479,757)	(78,033,230)

From share transactions:

Proceeds from sales of shares	6,635,113	7,069,385		71,321,750	133,283,768

Reinvestment of distributions	669,296	1,036,474		266,002,222	74,027,178

Cost of shares redeemed	(6,127,610)	(3,829,883)		(151,645,656)	(226,927,471)

Net increase (decrease) in net assets resulting from share transactions	1,176,799	4,275,976		185,678,316	(19,616,525)

TOTAL INCREASE (DECREASE)	567,188	4,187,767		(134,799,061)	94,716,112

Net assets:(c)

Beginning of period	9,965,377	5,777,610		1,012,778,168	918,062,056

End of period	$10,532,565	$9,965,377		$877,979,107	$1,012,778,168

(a)	Prior year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:	Class A	Class C	Institutional	Investor	Class R	Class R6
Blue Chip	$(13,883)	$(674)	$(35,590)	$(1,830)	$(66)	$(103)
Capital Growth	(463,240)	—	(645,455)	(31,502)	(10,246)	(80)

Distributions from net realized gains:	Class A	Class C	Institutional	Service	Investor	Class R	Class R6
Blue Chip	$(385,890)	$(54,330)	$(698,328)	$—	$(38,634)	$(4,374)	$(2,253)
Capital Growth	(56,005,644)	(6,772,737)	(12,497,022)	(125,587)	(756,240)	(724,087)	(1,390)

(b)	Class P Shares commenced operations on April 17, 2018.

(c)	Prior year information has been revised to conform with current year presentation. Undistributed net investment income was $65,008 and $714,653 for the Blue Chip and Capital Growth Funds, respectively as of August 31, 2018.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Concentrated Growth Fund			Flexible Cap Fund
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018		For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018
From operations:

Net investment income	$88,044	$444,839		$93,037	$183,360

Net realized gain	5,757,635	22,191,534		452,145	4,574,331

Net change in unrealized gain (loss)	(13,950,481)	11,135,644		(1,382,659)	(1,262,467)

Net increase (decrease) in net assets resulting from operations	(8,104,802)	33,772,017		(837,477)	3,495,224

Distributions to shareholders:

From distributable earnings:

Class A Shares	(710,810)	(654,075	)(a)	(420,196)	(1,426,826	)(a)

Class C Shares	(148,426)	(290,281	)(a)	(104,102)	(384,365	)(a)

Institutional Shares	(1,532,532)	(16,290,367	)(a)	(114,070)	(3,015,595	)(a)

Investor Shares	(44,432)	(48,581	)(a)	(5,174)	(47,179	)(a)

Class P Shares(b)	(14,440,076)	—		(930,190)	—

Class R Shares	(3,862)	(3,177	)(a)	(3,964)	(10,791	)(a)

Class R6 Shares	(11,481)	(6,572	)(a)	(1,067)	(2,983	)(a)

Total distributions to shareholders	(16,891,619)	(17,293,053)		(1,578,763)	(4,887,739)

From share transactions:

Proceeds from sales of shares	3,292,144	142,848,495		1,024,529	15,023,654

Reinvestment of distributions	16,689,324	16,915,941		1,575,048	4,887,739

Cost of shares redeemed	(20,353,400)	(160,682,995)		(3,339,229)	(16,024,957)

Net increase (decrease) in net assets resulting from share transactions	(371,932)	(918,559)		(739,652)	3,886,436

TOTAL INCREASE (DECREASE)	(25,368,353)	15,560,405		(3,155,892)	2,493,921

Net assets:(c)

Beginning of period	166,729,587	151,169,182		21,174,981	18,681,060

End of period	$141,361,234	$166,729,587		$18,019,089	$21,174,981

(a)	Prior year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:	Class A	Institutional	Investor	Class R6
Concentrated Growth	$(1,554)	$(532,295)	$(853)	$(242)
Flexible Cap	(6,194)	(57,444)	—	(59)

Distributions from net realized gains:	Class A	Class C	Institutional	Investor	Class R	Class R6
Concentrated Growth	$(652,521)	$(290,281)	$(15,758,072)	$(47,728)	$(3,177)	$(6,330)
Flexible Cap	(1,420,632)	(384,365)	(2,958,151)	(47,179)	(10,791)	(2,924)

(b)	Class P Shares commenced operations on April 17, 2018.

(c)	Prior year information has been revised to conform with current year presentation. Undistributed net investment income was $372,138 and $134,009 for the Concentrated Growth and Flexible Cap Funds, respectively as of August 31, 2018.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Growth Opportunities Fund			Small/Mid Cap Growth Fund
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018		For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018
From operations:

Net investment loss	$(3,007,480)	$(9,381,477)		$(4,348,848)	$(10,951,565)

Net realized gain	206,411,864	489,114,569		206,486,596	335,369,681

Net change in unrealized gain (loss)	(270,464,484)	(46,209,290)		(298,639,305)	207,824,664

Net increase (decrease) in net assets resulting from operations	(67,060,100)	433,523,802		(96,501,557)	532,242,780

Distributions to shareholders:

From distributable earnings:

Class A Shares	(97,130,292)	(83,073,494	)(a)	(49,982,088)	(42,706,708	)(a)

Class C Shares	(19,969,153)	(21,738,994	)(a)	(37,660,467)	(31,198,094	)(a)

Institutional Shares	(187,967,343)	(254,482,256	)(a)	(146,388,336)	(141,294,637	)(a)

Service Shares	(8,365,708)	(6,431,452	)(a)	(2,862,516)	(2,192,847	)(a)

Investor Shares	(17,580,366)	(21,849,524	)(a)	(73,001,992)	(55,620,264	)(a)

Class P Shares(b)	(17,766,747)	—		(34,099,828)	—

Class R Shares	(13,633,189)	(11,017,200	)(a)	(3,278,948)	(3,313,405	)(a)

Class R6 Shares	(51,920,508)	(26,019,891	)(a)	(6,417,937)	(3,036,144	)(a)

Total distributions to shareholders	(414,333,306)	(424,612,811)		(353,692,112)	(279,362,099)

From share transactions:

Proceeds from sales of shares	220,070,833	663,942,711		236,253,596	667,329,618

Reinvestment of distributions	380,325,913	390,075,550		317,808,677	251,642,738

Cost of shares redeemed	(771,546,098)	(1,467,615,153)		(535,451,152)	(889,675,339)

Net increase (decrease) in net assets resulting from share transactions	(171,149,352)	(413,596,892)		18,611,121	29,297,017

TOTAL INCREASE (DECREASE)	(652,542,758)	(404,685,901)		(431,582,548)	282,177,698

Net assets:(c)

Beginning of period	2,186,344,381	2,591,030,282		2,503,681,447	2,221,503,749

End of period	$1,533,801,623	$2,186,344,381		$2,072,098,899	$2,503,681,447

(a)	Prior year information has been revised to conform to current year presentation. Distributions to shareholders consisted solely of net realized gains for the fiscal year ended August 31, 2018.
(b)	Class P Shares commenced operations on April 17, 2018.
(c)	Prior year information has been revised to conform with current year presentation. Undistributed (distributions in excess of) net investment income was $1,128,660 and $(6,565,686) for the Growth Opportunities and Small/Mid Cap Growth Funds, respectively as of August 31, 2018.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Strategic Growth Fund			Technology Opportunities Fund
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018		For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018
From operations:

Net investment income (loss)	$173,984	$498,210		$(1,337,892)	$(3,146,930)

Net realized gain	15,884,292	61,825,326		21,152,782	103,117,671

Net change in unrealized gain (loss)	(29,145,120)	(5,938,473)		(47,424,258)	30,134,338

Net increase (decrease) in net assets resulting from operations	(13,086,844)	56,385,063		(27,609,368)	130,105,079

Distributions to shareholders:

From distributable earnings:

Class A Shares	(9,959,880)	(5,870,001	)(a)	(59,848,450)	(20,110,843	)(b)

Class C Shares	(2,011,947)	(2,284,131	)(a)	(6,783,789)	(4,428,142	)(b)

Institutional Shares	(19,817,247)	(46,482,660	)(a)	(12,889,684)	(5,936,457	)(b)

Service Shares	(180,451)	(109,589	)(a)	(6,202,770)	(1,573,961	)(b)

Investor Shares	(1,098,042)	(459,379	)(a)	(3,690,377)	(1,638,714	)(b)

Class P Shares(c)	(27,631,178)	—		(4,533,680)	—

Class R Shares	(97,377)	(39,278	)(a)	—	—

Class R6 Shares	(4,416)	(2,515	)(a)	(2,018)	—	(d)

Total distributions to shareholders	(60,800,538)	(55,247,553)		(93,950,768)	(33,688,117)

From share transactions:

Proceeds from sales of shares	21,046,781	142,949,552		66,558,383	123,020,803

Reinvestment of distributions	59,192,504	53,450,381		87,902,456	31,099,776

Cost of shares redeemed	(63,440,269)	(244,453,101)		(109,952,134)	(159,782,824)

Net increase (decrease) in net assets resulting from share transactions	16,799,016	(48,053,168)		44,508,705	(5,662,245)

TOTAL INCREASE (DECREASE)	(57,088,366)	(46,915,658)		(77,051,431)	90,754,717

Net assets:(e)

Beginning of period	222,759,245	269,674,903		537,610,548	446,855,831

End of period	$165,670,879	$222,759,245		$460,559,117	$537,610,548

(a)	Prior year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:	Institutional	Service	Investor	Class R	Class R6
Strategic Growth	$(1,263,130)	$(1,269)	$(11,296)	$(258)	$(73)

Distributions from net realized gains:	Class A	Class C	Institutional	Service	Investor	Class R	Class R6
Strategic Growth	$(5,870,001)	$(2,284,131)	$(45,219,530)	$(108,320)	$(448,083)	$(39,020)	$(2,442)

(b)	Prior year information has been revised to conform to current year presentation. Distributions to shareholders consisted solely of net realized gains for the fiscal year ended August 31, 2018.
(c)	Class P Shares commenced operations on April 17, 2018.
(d)	Commenced operations on December 29, 2017.
(e)	Prior year information has been revised to conform with current year presentation. Undistributed (distributions in excess of ) net investment income was $501,594 and $(1,969,779) for the Strategic Growth and Technology Opportunities Funds, respectively as of August 31, 2018.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BLUE CHIP FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Blue Chip Fund
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$14.00		$14.84	$13.08	$13.92	$16.66	$14.79

Net investment income(a)	0.06		0.11	0.07	0.09	0.09	0.06

Net realized and unrealized gain (loss)	(0.23)		2.15	1.76	0.50	(0.17)	3.23

Total from investment operations	(0.17)		2.26	1.83	0.59	(0.08)	3.29

Distributions to shareholders from net investment income	(0.08)		(0.09)	(0.07)	(0.07)	(0.07)	(0.05)

Distributions to shareholders from net realized gains	(1.09)		(3.01)	— (b)	(1.36)	(2.59)	(1.37)

Total distributions	(1.17)		(3.10)	(0.07)	(1.43)	(2.66)	(1.42)

Net asset value, end of period	$12.66		$14.00	$14.84	$13.08	$13.92	$16.66

Total return(c)	(0.51)%		17.50%	14.06%	4.39%	(1.22)%	23.41%

Net assets, end of period (in 000s)	$2,969		$2,533	$1,880	$2,124	$3,086	$4,542

Ratio of net expenses to average net assets	1.03	%(d)	1.04%	1.17%	1.22%	1.21%	1.20%

Ratio of total expenses to average net assets	4.46	%(d)	5.12%	4.64%	3.60%	2.81%	3.04%

Ratio of net investment income to average net assets	0.98	%(d)	0.81%	0.53%	0.67%	0.57%	0.37%

Portfolio turnover rate(e)	37%		71%	77%	49%	67%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS BLUE CHIP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Blue Chip Fund
	Class C Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$13.40		$14.36	$12.69	$13.56	$16.33	$14.58

Net investment income (loss)(a)	0.02		0.01	(0.02)	(0.01)	(0.03)	(0.06)

Net realized and unrealized gain (loss)	(0.22)		2.07	1.69	0.50	(0.15)	3.18

Total from investment operations	(0.20)		2.08	1.67	0.49	(0.18)	3.12

Distributions to shareholders from net investment income	(0.04)		(0.03)	—	—	—	—

Distributions to shareholders from net realized gains	(1.09)		(3.01)	— (b)	(1.36)	(2.59)	(1.37)

Total distributions	(1.13)		(3.04)	— (b)	(1.36)	(2.59)	(1.37)

Net asset value, end of period	$12.07		$13.40	$14.36	$12.69	$13.56	$16.33

Total return(c)	(0.86)%		16.66%	13.18%	3.66%	(1.96)%	22.44%

Net assets, end of period (in 000s)	$1,346		$172	$178	$195	$355	$247

Ratio of net expenses to average net assets	1.78	%(d)	1.80%	1.92%	1.97%	1.97%	1.95%

Ratio of total expenses to average net assets	5.25	%(d)	5.86%	5.38%	4.33%	3.56%	3.78%

Ratio of net investment income (loss) to average net assets	0.41	%(d)	0.05%	(0.18)%	(0.10)%	(0.21)%	(0.37)%

Portfolio turnover rate(e)	37%		71%	77%	49%	67%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BLUE CHIP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Blue Chip Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$14.10		$14.92	$13.17	$14.01	$16.75	$14.85

Net investment income(a)	0.08		0.16	0.12	0.14	0.14	0.12

Net realized and unrealized gain (loss)	(0.22)		2.17	1.77	0.51	(0.16)	3.25

Total from investment operations	(0.14)		2.33	1.89	0.65	(0.02)	3.37

Distributions to shareholders from net investment income	(0.11)		(0.14)	(0.14)	(0.13)	(0.13)	(0.10)

Distributions to shareholders from net realized gains	(1.09)		(3.01)	— (b)	(1.36)	(2.59)	(1.37)

Total distributions	(1.20)		(3.15)	(0.14)	(1.49)	(2.72)	(1.47)

Net asset value, end of period	$12.76		$14.10	$14.92	$13.17	$14.01	$16.75

Total return(c)	(0.31)%		17.92%	14.43%	4.84%	(0.82)%	23.92%

Net assets, end of period (in 000s)	$829		$4,969	$3,499	$4,754	$10,855	$8,995

Ratio of net expenses to average net assets	0.67	%(d)	0.68%	0.79%	0.82%	0.81%	0.80%

Ratio of total expenses to average net assets	4.03	%(d)	4.65%	4.28%	3.16%	2.42%	2.65%

Ratio of net investment income to average net assets	1.24	%(d)	1.20%	0.88%	1.10%	0.93%	0.76%

Portfolio turnover rate(e)	37%		71%	77%	49%	67%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS BLUE CHIP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Blue Chip Fund
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$14.11		$14.92	$13.16	$13.98	$16.72	$14.83

Net investment income(a)	0.08		0.14	0.11	0.13	0.11	0.10

Net realized and unrealized gain (loss)	(0.23)		2.18	1.76	0.50	(0.15)	3.24

Total from investment operations	(0.15)		2.32	1.87	0.63	(0.04)	3.34

Distributions to shareholders from net investment income	(0.10)		(0.12)	(0.11)	(0.09)	(0.11)	(0.08)

Distributions to shareholders from net realized gains	(1.09)		(3.01)	— (b)	(1.36)	(2.59)	(1.37)

Total distributions	(1.19)		(3.13)	(0.11)	(1.45)	(2.70)	(1.45)

Net asset value, end of period	$12.77		$14.11	$14.92	$13.16	$13.98	$16.72

Total return(c)	(0.36)%		17.86%	14.27%	4.67%	(0.98)%	23.71%

Net assets, end of period (in 000s)	$246		$235	$188	$156	$800	$205

Ratio of net expenses to average net assets	0.78	%(d)	0.79%	0.92%	0.97%	0.96%	0.95%

Ratio of total expenses to average net assets	4.23	%(d)	4.87%	4.47%	3.54%	1.06%	2.80%

Ratio of net investment loss to average net assets	1.21	%(d)	1.06%	0.78%	0.97%	0.73%	0.61%

Portfolio turnover rate(e)	37%		71%	77%	49%	67%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BLUE CHIP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Blue Chip Fund
	Class P Shares
	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(a)

Per Share Data

Net asset value, beginning of period	$14.11	$13.06

Net investment income(b)	0.09	0.06

Net realized and unrealized gain (loss)	(0.24)	0.99

Total from investment operations	(0.15)	1.05

Distributions to shareholders from net investment income	(0.11)	—

Distributions to shareholders from net realized gains	(1.09)	—

Total distributions	(1.20)	—

Net asset value, end of period	$12.76	$14.11

Total return(c)	(0.35)%	8.04%

Net assets, end of period (in 000s)	$1,985	$2,026

Ratio of net expenses to average net assets(d)	0.66%	0.66%

Ratio of total expenses to average net assets(d)	4.06%	5.72%

Ratio of net investment income to average net assets(d)	1.33%	1.23%

Portfolio turnover rate(e)	37%	71%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS BLUE CHIP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Blue Chip Fund
	Class R Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$14.07		$14.89	$13.09	$13.88	$16.62	$14.78

Net investment income(a)	0.05		0.08	0.04	0.07	0.04	0.02

Net realized and unrealized gain (loss)	(0.22)		2.16	1.76	0.50	(0.16)	3.23

Total from investment operations	(0.17)		2.24	1.80	0.57	(0.12)	3.25

Distributions to shareholders from net investment income	(0.06)		(0.05)	—	—	(0.03)	(0.04)

Distributions to shareholders from net realized gains	(1.09)		(3.01)	— (b)	(1.36)	(2.59)	(1.37)

Total distributions	(1.15)		(3.06)	— (b)	(1.36)	(2.62)	(1.41)

Net asset value, end of period	$12.75		$14.07	$14.89	$13.09	$13.88	$16.62

Total return(c)	(0.59)%		17.21%	13.77%	4.18%	(1.48)%	23.06%

Net assets, end of period (in 000s)	$19		$20	$22	$19	$118	$110

Ratio of net expenses to average net assets	1.28	%(d)	1.29%	1.41%	1.47%	1.46%	1.45%

Ratio of total expenses to average net assets	4.71	%(d)	5.36%	4.88%	3.70%	3.10%	3.30%

Ratio of net investment income to average net assets	0.70	%(d)	0.55%	0.30%	0.49%	0.28%	0.11%

Portfolio turnover rate(e)	37%		71%	77%	49%	67%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BLUE CHIP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Blue Chip Fund
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2015(a)
			2018	2017	2016
Per Share Data

Net asset value, beginning of period	$14.11		$14.93	$13.17	$14.01	$15.04

Net investment income(b)	0.11		0.16	0.13	0.14	0.01

Net realized and unrealized gain (loss)	(0.25)		2.17	1.77	0.51	(1.04)

Total from investment operations	(0.14)		2.33	1.90	0.65	(1.03)

Distributions to shareholders from net investment income	(0.11)		(0.14)	(0.14)	(0.13)	—

Distributions to shareholders from net realized gains	(1.09)		(3.01)	— (c)	(1.36)	—

Total distributions	(1.20)		(3.15)	(0.14)	(1.49)	—

Net asset value, end of period	$12.77		$14.11	$14.93	$13.17	$14.01

Total return(d)	(0.30)%		17.94%	14.52%	4.86%	(6.85)%

Net assets, end of period (in 000s)	$3,139		$11	$11	$10	$9

Ratio of net expenses to average net assets	0.66	%(e)	0.68%	0.77%	0.81%	0.76	%(e)

Ratio of total expenses to average net assets	3.98	%(e)	4.73%	4.20%	3.14%	1.65	%(e)

Ratio of net investment income to average net assets	1.86	%(e)	1.16%	0.95%	1.09%	1.08	%(e)

Portfolio turnover rate(f)	37%		71%	77%	49%	67%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$32.46		$28.92	$24.15	$24.80	$28.16	$28.13

Net investment income (loss)(a)	0.05		0.02	0.04	0.03	0.01	(0.01)

Net realized and unrealized gain (loss)	(1.81)		6.01	5.07	1.37	1.00	6.41

Total from investment operations	(1.76)		6.03	5.11	1.40	1.01	6.40

Distributions to shareholders from net investment income	—		(0.02)	(0.01)	—	—	(0.08)

Distributions to shareholders from net realized gains	(9.33)		(2.47)	(0.33)	(2.05)	(4.37)	(6.29)

Total distributions	(9.33)		(2.49)	(0.34)	(2.05)	(4.37)	(6.37)

Net asset value, end of period	$21.37		$32.46	$28.92	$24.15	$24.80	$28.16

Total return(b)	(3.34)%		22.01%	21.47%	5.79%	3.34%	25.50%

Net assets, end of period (in 000s)	$697,641		$745,362	$671,371	$630,091	$669,345	$702,534

Ratio of net expenses to average net assets	1.14	%(c)	1.14%	1.15%	1.15%	1.15%	1.16%

Ratio of total expenses to average net assets	1.21	%(c)	1.31%	1.51%	1.51%	1.49%	1.51%

Ratio of net investment income (loss) to average net assets	0.41	%(c)	0.06%	0.14%	0.11%	0.04%	(0.05)%

Portfolio turnover rate(d)	29%		93%	48%	45%	55%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Class C Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$24.01		$22.13	$18.68	$19.77	$23.45	$24.46

Net investment loss(a)	(0.04)		(0.16)	(0.12)	(0.12)	(0.15)	(0.18)

Net realized and unrealized gain (loss)	(1.50)		4.51	3.90	1.08	0.84	5.46

Total from investment operations	(1.54)		4.35	3.78	0.96	0.69	5.28

Distributions to shareholder from net realized gains	(9.33)		(2.47)	(0.33)	(2.05)	(4.37)	(6.29)

Total distributions	(9.33)		(2.47)	(0.33)	(2.05)	(4.37)	(6.29)

Net asset value, end of period	$13.14		$24.01	$22.13	$18.68	$19.77	$23.45

Total return(b)	(3.67)%		21.11%	20.59%	4.98%	2.55%	24.57%

Net assets, end of period (000s)	$19,575		$65,983	$62,701	$68,960	$75,941	$81,954

Ratio of net expenses to average net assets	1.89	%(c)	1.89%	1.90%	1.90%	1.90%	1.91%

Ratio of total expenses to average net assets	1.96	%(c)	2.06%	2.26%	2.26%	2.25%	2.26%

Ratio of net investment loss to average net assets	(0.39	)%(c)	(0.70)%	(0.61)%	(0.64)%	(0.71)%	(0.80)%

Portfolio turnover rate(d)	29%		93%	48%	45%	55%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$35.76		$31.60	$26.35	$26.82	$30.01	$29.57

Net investment income(a)	0.11		0.13	0.15	0.13	0.12	0.10

Net realized and unrealized gain (loss)	(1.93)		6.62	5.54	1.49	1.06	6.79

Total from investment operations	(1.82)		6.75	5.69	1.62	1.18	6.89

Distributions to shareholders from net investment income	(0.07)		(0.12)	(0.11)	(0.04)	—	(0.16)

Distributions to shareholder from net realized gains	(9.33)		(2.47)	(0.33)	(2.05)	(4.37)	(6.29)

Total distributions	(9.40)		(2.59)	(0.44)	(2.09)	(4.37)	(6.45)

Net asset value, end of period	$24.54		$35.76	$31.60	$26.35	$26.82	$30.01

Total return(b)	(3.16)%		22.50%	21.96%	6.19%	3.75%	26.03%

Net assets, end of period (000s)	$58,489		$77,293	$165,948	$141,442	$173,539	$147,642

Ratio of net expenses to average net assets	0.75	%(c)	0.75%	0.75%	0.75%	0.75%	0.76%

Ratio of total expenses to average net assets	0.82	%(c)	0.93%	1.11%	1.11%	1.09%	1.11%

Ratio of net investment income to average net assets	0.78	%(c)	0.40%	0.54%	0.50%	0.44%	0.35%

Portfolio turnover rate(d)	29%		93%	48%	45%	55%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$31.33		$28.00	$23.40	$24.12	$27.53	$27.62

Net investment income (loss)(a)	0.04		(0.01)	—	— (b)	(0.02)	(0.04)

Net realized and unrealized gain (loss)	(1.77)		5.81	4.93	1.33	0.98	6.29

Total from investment operations	(1.73)		5.80	4.93	1.33	0.96	6.25

Distributions to shareholders from net investment income	—		—	—	—	—	(0.05)

Distributions to shareholder from net realized gains	(9.33)		(2.47)	(0.33)	(2.05)	(4.37)	(6.29)

Total distributions	(9.33)		(2.47)	(0.33)	(2.05)	(4.37)	(6.34)

Net asset value, end of period	$20.27		$31.33	$28.00	$23.40	$24.12	$27.53

Total return(c)	(3.39)%		21.91%	21.36%	5.66%	3.23%	25.39%

Net assets, end of period (000s)	$1,694		$1,802	$1,437	$1,561	$1,917	$1,135

Ratio of net expenses to average net assets	1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.26%

Ratio of total expenses to average net assets	1.32	%(d)	1.41%	1.61%	1.61%	1.60%	1.61%

Ratio of net investment income (loss) to average net assets	0.30	%(d)	(0.04)%	0.02%	0.01%	(0.08)%	(0.15)%

Portfolio turnover rate(e)	29%		93%	48%	45%	55%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$32.94		$29.31	$24.48	$25.07	$28.36	$28.28

Net investment income(a)	0.08		0.09	0.11	0.08	0.07	0.06

Net realized and unrealized gain (loss)	(1.83)		6.11	5.13	1.40	1.01	6.44

Total from investment operations	(1.75)		6.20	5.24	1.48	1.08	6.50

Distributions to shareholders from net investment income	(0.05)		(0.10)	(0.08)	(0.02)	—	(0.13)

Distributions to shareholders from net realized gains	(9.33)		(2.47)	(0.33)	(2.05)	(4.37)	(6.29)

Total distributions	(9.38)		(2.57)	(0.41)	(2.07)	(4.37)	(6.42)

Net asset value, end of period	$21.81		$32.94	$29.31	$24.48	$25.07	$28.36

Total return(b)	(3.22)%		22.35%	21.77%	6.05%	3.59%	25.80%

Net assets, end of period (000s)	$7,966		$9,259	$8,496	$4,297	$3,823	$2,951

Ratio of net expenses to average net assets	0.89	%(c)	0.89%	0.90%	0.90%	0.90%	0.91%

Ratio of total expenses to average net assets	0.96	%(c)	1.06%	1.26%	1.26%	1.24%	1.26%

Ratio of net investment loss to average net assets	0.65	%(c)	0.31%	0.43%	0.35%	0.28%	0.20%

Portfolio turnover rate(d)	29%		93%	48%	45%	55%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Class P
	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$35.74	$33.39

Net investment income(b)	0.11	0.09

Net realized and unrealized gain/ (loss)	(1.93)	2.26

Total from investment operations	(1.82)	2.35

Distributions to shareholders from net investment income	(0.09)	—

Distributions to shareholders from net realized gains	(9.33)	—

Total Distributions	(9.42)	—

Net asset value, end of period	$24.50	$35.74

Total return(c)	(3.14)%	7.04%

Net assets, end of period (in 000s)	$80,498	$104,131

Ratio of net expenses to average net assets(d)	0.74%	0.74%

Ratio of total expenses to average net assets(d)	0.81%	0.85%

Ratio of net investment income to average net assets(d)	0.79%	0.72%

Portfolio turnover rate(e)	29%	93%

(a)	Commenced operations April 7, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Class R Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$31.26		$28.01	$23.44	$24.19	$27.64	$27.75

Net investment income (loss)(a)	0.02		(0.06)	(0.03)	(0.03)	(0.06)	(0.08)

Net realized and unrealized gain (loss)	(1.77)		5.81	4.93	1.33	0.98	6.31

Total from investment operations	(1.75)		5.75	4.90	1.30	0.92	6.23

Distributions to shareholders from net investment income	—		(0.03)	—	—	—	(0.05)

Distributions to shareholders from net realized gains	(9.33)		(2.47)	(0.33)	(2.05)	(4.37)	(6.29)

Total distributions	(9.33)		(2.50)	(0.33)	(2.05)	(4.37)	(6.34)

Net asset value, end of period	$20.18		$31.26	$28.01	$23.44	$24.19	$27.64

Total return(b)	(3.46)%		21.73%	21.19%	5.51%	3.05%	25.18%

Net assets, end of period (000s)	$8,171		$8,887	$8,093	$3,450	$3,500	$3,571

Ratio of net expenses to average net assets	1.39	%(c)	1.39%	1.40%	1.40%	1.40%	1.41%

Ratio of total expenses to average net assets	1.46	%(c)	1.56%	1.77%	1.76%	1.74%	1.76%

Ratio of net investment income (loss) to average net assets	0.16	%(c)	(0.20)%	(0.10)%	(0.15)%	(0.21)%	(0.30)%

Portfolio turnover rate(d)	29%		93%	48%	45%	55%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015(a)
Per Share Data

Net asset value, beginning of period	$35.75		$31.60	$26.34	$26.82	$28.86

Net investment income(b)	0.13		0.20	0.16	0.13	0.01

Net realized and unrealized gain (loss)	(1.95)		6.55	5.55	1.49	(2.05)

Total from investment operations	(1.82)		6.75	5.71	1.62	(2.04)

Distributions to shareholders from net investment income	(0.09)		(0.13)	(0.12)	(0.05)	—

Distributions to shareholders from net realized gains	(9.33)		(2.47)	(0.33)	(2.05)	—

Total distributions	(9.42)		(2.60)	(0.45)	(2.10)	—

Net asset value, end of period	$24.51		$35.75	$31.60	$26.34	$26.82

Total return(c)	(3.15)%		22.53%	21.99%	6.19%	(7.07)%

Net assets, end of period (000s)	$3,945		$60	$16	$10	$9

Ratio of net expenses to average net assets	0.74	%(d)	0.74%	0.75%	0.74%	0.76	%(d)

Ratio of total expenses to average net assets	0.80	%(d)	0.90%	1.10%	1.09%	1.11	%(d)

Ratio of net investment income to average net assets	1.10	%(d)	0.60%	0.56%	0.52%	0.54	%(d)

Portfolio turnover rate(e)	29%		93%	48%	45%	55%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017		2016		2015		2014
Per Share Data

Net asset value, beginning of period	$19.33		$17.62	$15.06		$16.06		$18.94		$17.05

Net investment income (loss)(a)	(0.02)		(0.01)	0.02		—	(b)	—	(c)(d)	(0.06)

Net realized and unrealized gain (loss)	(0.96)		3.82	2.64		0.81		0.55		3.78

Total from investment operations	(0.98)		3.81	2.66		0.81		0.55		3.72

Distributions to shareholders from net investment income	—		— (d)	(0.03)		—		—		—

Distributions to shareholders from net realized gains	(2.10)		(2.10)	(0.07)		(1.81)		(3.43)		(1.83)

Total distributions	(2.10)		(2.10)	(0.10)		(1.81)		(3.43)		(1.83)

Net asset value, end of period	$16.25		$19.33	$17.62		$15.06		$16.06		$18.94

Total return(e)	(4.10)%		23.68%	17.75%		5.10%		2.54%		22.88%

Net assets, end of period (in 000s)	$5,964		$5,633	$5,462		$6,573		$7,350		$7,564

Ratio of net expenses to average net assets	1.16	%(f)	1.17%	1.20%		1.22%		1.24%		1.27%

Ratio of total expenses to average net assets	1.50	%(f)	1.51%	1.65%		1.63%		1.60%		1.60%

Ratio of net investment income (loss) to average net assets	(0.21	)%(f)	(0.05)%	0.11%		0.03	%(b)	0.02	%(c)	(0.32)%

Portfolio turnover rate(g)	19%		44%	54	%(h)	55%		47%		60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.19% of average net assets.
(c)	Reflects income recognized from a special dividend which amounted to $0.05 per share and 0.30% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(h)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class C Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017		2016		2015		2014
Per Share Data

Net asset value, beginning of period	$15.88		$14.93	$12.84		$14.05		$17.09		$15.65

Net investment loss(a)	(0.07)		(0.12)	(0.08)		(0.09	)(b)	(0.11	)(c)	(0.17)

Net realized and unrealized gain (loss)	(0.81)		3.17	2.24		0.69		0.50		3.44

Total from investment operations	(0.88)		3.05	2.16		0.60		0.39		3.27

Distributions to shareholder from net realized gains	(2.10)		(2.10)	(0.07)		(1.81)		(3.43)		(1.83)

Net asset value, end of period	$12.90		$15.88	$14.93		$12.84		$14.05		$17.09

Total return(d)	(4.38)%		22.74%	16.88%		4.27%		1.78%		21.98%

Net assets, end of period (000s)	$1,023		$2,137	$2,210		$2,192		$3,604		$3,460

Ratio of net expenses to average net assets	1.91	%(e)	1.92%	1.95%		1.98%		1.99%		2.02%

Ratio of total expenses to average net assets	2.25	%(e)	2.26%	2.40%		2.38%		2.35%		2.35%

Ratio of net investment loss to average net assets	(1.03	)%(e)	(0.80)%	(0.61)%		(0.71	)%(b)	(0.74	)%(c)	(1.06)%

Portfolio turnover rate(f)	19%		44%	54	%(g)	55%		47%		60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.19% of average net assets.
(c)	Reflects income recognized from a special dividend which amounted to $0.05 per share and 0.30% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(g)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017		2016		2015		2014
Per Share Data

Net asset value, beginning of period	$20.61		$18.65	$15.94		$16.88		$19.71		$17.63

Net investment income(a)	0.01		0.06	0.09		0.07	(b)	0.08	(c)	0.02

Net realized and unrealized gain (loss)	(1.00)		4.07	2.78		0.84		0.57		3.92

Total from investment operations	(0.99)		4.13	2.87		0.91		0.65		3.94

Distributions to shareholders from net investment income	(0.02)		(0.07)	(0.09)		(0.04)		(0.05)		(0.03)

Distributions to shareholders from net realized gains	(2.10)		(2.10)	(0.07)		(1.81)		(3.43)		(1.83)

Total distributions	(2.12)		(2.17)	(0.16)		(1.85)		(3.48)		(1.86)

Net asset value, end of period	$17.50		$20.61	$18.65		$15.94		$16.88		$19.71

Total return(d)	(3.87)%		24.13%	18.22%		5.47%		2.97%		23.44%

Net assets, end of period (000s)	$12,168		$15,286	$142,623		$134,818		$155,652		$169,387

Ratio of net expenses to average net assets	0.80	%(e)	0.81%	0.82%		0.82%		0.84%		0.87%

Ratio of total expenses to average net assets	1.11	%(e)	1.20%	1.26%		1.23%		1.20%		1.20%

Ratio of net investment income to average net assets	0.13	%(e)	0.31%	0.51%		0.43	%(b)	0.42	%(c)	0.09%

Portfolio turnover rate(f)	19%		44%	54	%(g)	55%		47%		60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.19% of average net assets.
(c)	Reflects income recognized from a special dividend which amounted to $0.05 per share and 0.30% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(g)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017		2016		2015		2014
Per Share Data

Net asset value, beginning of period	$19.66		$17.88	$15.28		$16.26		$19.10		$17.15

Net investment income (loss)(a)	—	(b)	0.03	0.07		0.04	(c)	0.05	(d)	(0.01)

Net realized and unrealized gain (loss)	(0.97)		3.88	2.67		0.81		0.56		3.81

Total from investment operations	(0.97)		3.91	2.74		0.85		0.61		3.80

Distributions to shareholders from net investment income	(0.03)		(0.03)	(0.07)		(0.02)		(0.02)		(0.02)

Distributions to shareholders from net realized gains	(2.10)		(2.10)	(0.07)		(1.81)		(3.43)		(1.83)

Total distributions	(2.13)		(2.13)	(0.14)		(1.83)		(3.45)		(1.85)

Net asset value, end of period	$16.56		$19.66	$17.88		$15.28		$16.26		$19.10

Total return(e)	(3.95)%		23.94%	18.14%		5.31%		2.84%		23.20%

Net assets, end of period (000s)	$224		$463	$780		$452		$342		$385

Ratio of net expenses to average net assets	0.91	%(f)	0.92%	0.95%		0.97%		0.99%		1.02%

Ratio of total expenses to average net assets	1.25	%(f)	1.26%	1.41%		1.38%		1.35%		1.35%

Ratio of net investment loss to average net assets	0.02	%(f)	0.17%	0.45%		0.27	%(c)	0.29	%(d)	(0.06)%

Portfolio turnover rate(g)	19%		44%	54	%(h)	55%		47%		60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Rounds to less than $0.01 per share.
(c)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.19% of average net assets.
(d)	Reflects income recognized from a special dividend which amounted to $0.05 per share and 0.30% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(h)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class P Shares
	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$20.60	$18.54

Net investment income(b)	0.01	0.02

Net realized and unrealized gain (loss)	(1.01)	2.04

Total from investment operations	(1.00)	2.06

Distributions to shareholders from net investment income	(0.05)	—

Distributions to shareholders from net realized gains	(2.10)	—

Total distributions	(2.15)	—

Net asset value, end of period	$17.45	$20.60

Total return(c)	(3.87)%	11.11%

Net assets, end of period (in 000s)	$121,452	$143,078

Ratio of net expenses to average net assets(d)	0.79%	0.79%

Ratio of total expenses to average net assets(d)	1.10%	0.72%

Ratio of net investment income to average net assets(d)	0.15%	0.32%

Portfolio turnover rate(e)	19%	44%

(a)	Commenced operations April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class R Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017		2016		2015		2014
Per Share Data

Net asset value, beginning of period	$18.68		$17.13	$14.65		$15.71		$18.64		$16.84

Net investment loss(a)	(0.04)		(0.05)	(0.02)		(0.04	)(b)	(0.05	)(c)	(0.10)

Net realized and unrealized gain (loss)	(0.93)		3.70	2.57		0.79		0.55		3.73

Total from investment operations	(0.97)		3.65	2.55		0.75		0.50		3.63

Distributions to shareholder from net realized gains	(2.10)		(2.10)	(0.07)		(1.81)		(3.43)		(1.83)

Net asset value, end of period	$15.61		$18.68	$17.13		$14.65		$15.71		$18.64

Total return(d)	(4.19)%		23.37%	17.46%		4.81%		2.28%		22.61%

Net assets, end of period (000s)	$33		$34	$25		$22		$27		$14

Ratio of net expenses to average net assets	1.41	%(e)	1.42%	1.45%		1.48%		1.49%		1.50%

Ratio of total expenses to average net assets	1.75	%(e)	1.75%	1.91%		1.89%		1.87%		1.84%

Ratio of net investment loss to average net assets	(0.47	)%(e)	(0.29)%	(0.14)%		(0.25	)%(b)	(0.31	)%(c)	(0.55)%

Portfolio turnover rate(f)	19%		44%	54	%(g)	55%		47%		60%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.19% of average net assets.
(c)	Reflects income recognized from a special dividend which amounted to $0.05 per share and 0.30% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(g)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,					Period Ended August 31, 2015(a)
			2018	2017		2016
Per Share Data

Net asset value, beginning of period	$20.60		$18.65	$15.95		$16.88		$18.04

Net investment income(b)	0.02		0.06	0.13		0.07	(c)	0.01	(d)

Net realized and unrealized gain (loss)	(1.02)		4.06	2.74		0.85		(1.17)

Total from investment operations	(1.00)		4.12	2.87		0.92		(1.16)

Distributions to shareholders from net investment income	(0.05)		(0.07)	(0.10)		(0.04)		—

Distributions to shareholders from net realized gains	(2.10)		(2.10)	(0.07)		(1.81)		—

Total distributions	(2.15)		(2.17)	(0.17)		(1.85)		—

Net asset value, end of period	$17.45		$20.60	$18.65		$15.95		$16.88

Total return(e)	(3.88)%		24.09%	18.17%		5.56%		(6.43)%

Net assets, end of period (000s)	$497		$99	$68		$10		$9

Ratio of net expenses to average net assets	0.79	%(f)	0.80%	0.82%		0.81%		0.77	%(f)

Ratio of total expenses to average net assets	1.10	%(f)	1.09%	1.32%		1.21%		1.48	%(f)

Ratio of net investment income to average net assets	0.24	%(f)	0.34%	0.74%		0.44	%(c)	0.46	%(d)(f)

Portfolio turnover rate(g)	19%		44%	54	%(h)	55%		47%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.19% of average net assets.
(d)	Reflects income recognized from a special dividend which amounted to $0.05 per share and 0.30% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(h)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data

Net asset value, beginning of period	$12.66		$14.09	$11.74	$11.90	$13.21		$11.83

Net investment income (loss)(a)	0.05		0.09	— (b)	(0.02)	(0.04	)(c)	(0.05)

Net realized and unrealized gain (loss)	(0.56)		2.17	2.36	0.59	0.63		3.01

Total from investment operations	(0.51)		2.26	2.36	0.57	0.59		2.96

Distributions to shareholders from net investment income	(0.10)		(0.01)	—	—	—		—

Distributions to shareholders from net realized gains	(0.87)		(3.68)	(0.01)	(0.73)	(1.90)		(1.58)

Total distributions	(0.97)		(3.69)	(0.01)	(0.73)	(1.90)		(1.58)

Net asset value, end of period	$11.18		$12.66	$14.09	$11.74	$11.90		$13.21

Total return(d)	(3.41)%		18.82%	20.14%	4.93%	4.59%		26.62%

Net assets, end of period (in 000s)	$5,419		$5,490	$5,627	$5,927	$7,048		$5,665

Ratio of net expenses to average net assets	0.96	%(e)	0.95%	1.20%	1.22%	1.24%		1.28%

Ratio of total expenses to average net assets	2.68	%(e)	2.47%	3.01%	3.07%	2.97%		3.32%

Ratio of net investment income (loss) to average net assets	0.80	%(e)	0.73%	(0.01)%	(0.21)%	(0.30	)%(c)	(0.40)%

Portfolio turnover rate(f)	23%		157%	47%	46%	41%		56%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class C Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data

Net asset value, beginning of period	$11.00		$12.75	$10.71	$11.00	$12.43		$11.29

Net investment income (loss)(a)	—	(b)	— (b)	(0.09)	(0.10)	(0.12	)(c)	(0.14)

Net realized and unrealized gain (loss)	(0.48)		1.93	2.14	0.54	0.59		2.86

Total from investment operations	(0.48)		1.93	2.05	0.44	0.47		2.72

Distributions to shareholders from net investment income	(0.03)		—	—	—	—		—

Distributions to shareholders from net realized gains	(0.87)		(3.68)	(0.01)	(0.73)	(1.90)		(1.58)

Total distributions	(0.90)		(3.68)	(0.01)	(0.73)	(1.90)		(1.58)

Net asset value, end of period	$9.62		$11.00	$12.75	$10.71	$11.00		$12.43

Total return(d)	(3.80)%		18.00%	19.18%	4.12%	3.83%		25.68%

Net assets, end of period (in 000s)	$1,202		$1,304	$1,512	$1,474	$1,802		$1,119

Ratio of net expenses to average net assets	1.71	%(e)	1.70%	1.95%	1.97%	1.98%		2.03%

Ratio of total expenses to average net assets	3.43	%(e)	3.20%	3.76%	3.82%	3.71%		4.09%

Ratio of net investment income (loss) to average net assets	0.05	%(e)	(0.02)%	(0.75)%	(0.96)%	(1.04	)%(c)	(1.15)%

Portfolio turnover rate(f)	23%		157%	47%	46%	41%		56%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data

Net asset value, beginning of period	$13.61		$14.88	$12.35	$12.44	$13.68		$12.17

Net investment income(a)	0.07		0.14	0.05	0.02	0.01	(b)	—	(c)

Net realized and unrealized gain (loss)	(0.59)		2.33	2.49	0.62	0.65		3.11

Total from investment operations	(0.52)		2.47	2.54	0.64	0.66		3.11

Distributions to shareholders from net investment income	(0.12)		(0.06)	—	—	—		(0.02)

Distributions to shareholders from net realized gains	(0.87)		(3.68)	(0.01)	(0.73)	(1.90)		(1.58)

Total distributions	(0.99)		(3.74)	(0.01)	(0.73)	(1.90)		(1.60)

Net asset value, end of period	$12.10		$13.61	$14.88	$12.35	$12.44		$13.68

Total return(d)	(3.24)%		19.29%	20.61%	5.29%	4.99%		27.21%

Net assets, end of period (in 000s)	$648		$1,633	$11,111	$9,330	$8,586		$8,262

Ratio of net expenses to average net assets	0.59	%(e)	0.59%	0.82%	0.82%	0.84%		0.88%

Ratio of total expenses to average net assets	2.28	%(e)	2.01%	2.62%	2.68%	2.57%		2.92%

Ratio of net investment income to average net assets	1.07	%(e)	1.04%	0.38%	0.20%	0.09	%(b)	—	%(f)

Portfolio turnover rate(g)	23%		157%	47%	46%	41%		56%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% per share.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data

Net asset value, beginning of period	$13.35		$14.63	$12.16	$12.27	$13.53		$12.05

Net investment income (loss)(a)	0.06		0.12	0.05	— (b)	—	(b)(c)	(0.02)

Net realized and unrealized gain (loss)	(0.57)		2.28	2.43	0.62	0.64		3.08

Total from investment operations	(0.51)		2.40	2.48	0.62	0.64		3.06

Distributions to shareholders from net investment income	(0.13)		—	—	—	—		—

Distributions to shareholders from net realized gains	(0.87)		(3.68)	(0.01)	(0.73)	(1.90)		(1.58)

Total distributions	(1.00)		(3.68)	(0.01)	(0.73)	(1.90)		(1.58)

Net asset value, end of period	$11.84		$13.35	$14.63	$12.16	$12.27		$13.53

Total return(d)	(3.22)%		19.08%	20.43%	5.20%	4.88%		26.98%

Net assets, end of period (in 000s)	$65		$68	$379	$197	$253		$126

Ratio of net expenses to average net assets	0.71	%(e)	0.70%	0.95%	0.97%	0.98%		1.03%

Ratio of total expenses to average net assets	2.43	%(e)	2.08%	2.83%	2.76%	2.66%		3.04%

Ratio of net investment loss to average net assets	1.05	%(e)	0.88%	0.35%	0.03%	(0.03	)%(c)	(0.17)%

Portfolio turnover rate(f)	23%		157%	47%	46%	41%		56%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class P
	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$13.61	$12.75

Net investment income(b)	0.07	0.09

Net realized and unrealized gain (loss)	(0.58)	0.77

Total from investment operations	(0.51)	0.86

Distributions to shareholders from net investment income	(0.15)	—

Distributions to shareholder from net realized gains	(0.87)	—

Total distributions	(1.02)	—

Net asset value, end of period	$12.08	$13.61

Total return(c)	(3.17)%	6.75%

Net assets, end of period (in 000s)	$10,436	$12,616

Ratio of net expenses to average net assets(d)	0.58%	0.58%

Ratio of total expenses to average net assets(d)	2.28%	3.14%

Ratio of net investment income to average net assets(d)	1.16%	1.79%

Portfolio turnover rate(e)	23%	157%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class R Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data

Net asset value, beginning of period	$12.14		$13.67	$11.42	$11.63	$12.97		$11.66

Net investment income (loss)(a)	0.03		0.06	(0.03)	(0.05)	(0.07	)(b)	(0.08)

Net realized and unrealized gain (loss)	(0.53)		2.09	2.29	0.57	0.63		2.97

Total from investment operations	(0.50)		2.15	2.26	0.52	0.56		2.89

Distributions to shareholders from net investment income	(0.08)		—	—	—	—		—

Distributions to shareholders from net realized gains	(0.87)		(3.68)	(0.01)	(0.73)	(1.90)		(1.58)

Total distributions	(0.95)		(3.68)	(0.01)	(0.73)	(1.90)		(1.58)

Net asset value, end of period	$10.69		$12.14	$13.67	$11.42	$11.63		$12.97

Total return(c)	(3.52)%		18.50%	19.83%	4.61%	4.43%		26.38%

Net assets, end of period (in 000s)	$49		$49	$39	$37	$33		$55

Ratio of net expenses to average net assets	1.21	%(d)	1.20%	1.45%	1.47%	1.49%		1.53%

Ratio of total expenses to average net assets	2.93	%(d)	2.74%	3.28%	3.33%	3.24%		3.56%

Ratio of net investment income (loss) to average net assets	0.55	%(d)	0.48%	(0.23)%	(0.45)%	(0.55	)%(b)	(0.65)%

Portfolio turnover rate(e)	23%		157%	47%	46%	41%		56%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2015(a)
			2018	2017	2016
Per Share Data

Net asset value, beginning of period	$13.61		$14.88	$12.35	$12.44	$13.38

Net investment income(b)	0.09		0.15	0.05	0.03	—	(c)(d)

Net realized and unrealized gain (loss)	(0.60)		2.32	2.49	0.61	(0.94)

Total from investment operations	(0.51)		2.47	2.54	0.64	(0.94)

Distributions to shareholders from net investment income	(0.15)		(0.06)	—	—	—

Distributions to shareholders from net realized gains	(0.87)		(3.68)	(0.01)	(0.73)	—

Total distributions	(1.02)		(3.74)	(0.01)	(0.73)	—

Net asset value, end of period	$12.08		$13.61	$14.88	$12.35	$12.44

Total return(e)	(3.19)%		19.27%	20.61%	5.29%	(7.03)%

Net assets, end of period (in 000s)	$200		$14	$12	$10	$9

Ratio of net expenses to average net assets	0.58	%(f)	0.58%	0.82%	0.81%	0.84	%(f)

Ratio of total expenses to average net assets	2.31	%(f)	2.09%	2.61%	2.66%	4.34	%(f)

Ratio of net investment income to average net assets	1.46	%(f)	1.11%	0.39%	0.22%	0.24	%(f)(d)

Portfolio turnover rate(g)	23%		157%	47%	46%	41%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data

Net asset value, beginning of period	$23.42		$23.97	$21.70	$23.84		$30.22		$26.65

Net investment loss(a)	(0.05)		(0.14)	(0.12)	(0.10	)(b)	(0.17	)(c)	(0.19)

Net realized and unrealized gain (loss)	(0.88)		4.20	2.94	0.77		(0.05)		5.95

Total from investment operations	(0.93)		4.06	2.82	0.67		(0.22)		5.76

Distributions to shareholders from net realized gains	(5.88)		(4.61)	(0.55)	(2.81)		(6.16)		(2.19)

Net asset value, end of period	$16.61		$23.42	$23.97	$21.70		$23.84		$30.22

Total return(d)	(1.17)%		19.37%	13.40%	3.39%		(1.47)%		22.57%

Net assets, end of period (in 000s)	$337,662		$421,605	$486,115	$631,053		$946,463		$1,110,320

Ratio of net expenses to average net assets	1.29	%(e)	1.30%	1.30%	1.32%		1.35%		1.36%

Ratio of total expenses to average net assets	1.39	%(e)	1.40%	1.43%	1.42%		1.40%		1.40%

Ratio of net investment loss to average net assets	(0.56	)%(e)	(0.60)%	(0.56)%	(0.47	)%(b)	(0.65	)%(c)	(0.66)%

Portfolio turnover rate(f)	29%		60%	61%	55%		51%		59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Class C Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data

Net asset value, beginning of period	$16.11		$17.95	$16.52	$18.95		$25.42		$22.89

Net investment loss(a)	(0.08)		(0.22)	(0.22)	(0.20	)(b)	(0.30	)(c)	(0.34)

Net realized and unrealized gain (loss)	(0.82)		2.99	2.20	0.58		(0.01)		5.06

Total from investment operations	(0.90)		2.77	1.98	0.38		(0.31)		4.72

Distributions to shareholders from net realized gains	(5.88)		(4.61)	(0.55)	(2.81)		(6.16)		(2.19)

Net asset value, end of period	$9.33		$16.11	$17.95	$16.52		$18.95		$25.42

Total return(d)	(1.52)%		18.52%	12.49%	2.66%		(2.23)%		21.67%

Net assets, end of period (in 000s)	$49,894		$77,990	$91,086	$128,788		$168,461		$191,125

Ratio of net expenses to average net assets	2.04	%(e)	2.05%	2.05%	2.07%		2.10%		2.11%

Ratio of total expenses to average net assets	2.14	%(e)	2.15%	2.18%	2.17%		2.15%		2.15%

Ratio of net investment loss to average net assets	(1.30	)%(e)	(1.35)%	(1.32)%	(1.23	)%(b)	(1.40	)%(c)	(1.41)%

Portfolio turnover rate(f)	29%		60%	61%	55%		51%		59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data

Net asset value, beginning of period	$27.78		$27.54	$24.76	$26.71		$33.02		$28.83

Net investment loss(a)	(0.03)		(0.07)	(0.05)	(0.03	)(b)	(0.07	)(c)	(0.08)

Net realized and unrealized gain (loss)	(0.91)		4.92	3.38	0.89		(0.08)		6.46

Total from investment operations	(0.94)		4.85	3.33	0.86		(0.15)		6.38

Distributions to shareholders from net realized gains	(5.88)		(4.61)	(0.55)	(2.81)		(6.16)		(2.19)

Net asset value, end of period	$20.96		$27.78	$27.54	$24.76		$26.71		$33.02

Total return(d)	(0.96)%		19.78%	13.81%	3.76%		(1.08)%		23.04%

Net assets, end of period (in 000s)	$730,236		$1,178,239	$1,670,808	$2,160,714		$3,171,058		$3,750,790

Ratio of net expenses to average net assets	0.95	%(e)	0.96%	0.95%	0.95%		0.95%		0.96%

Ratio of total expenses to average net assets	1.00	%(e)	1.01%	1.03%	1.02%		1.00%		1.00%

Ratio of net investment loss to average net assets	(0.22	)%(e)	(0.26)%	(0.21)%	(0.11	)%(b)	(0.24	)%(c)	(0.26)%

Portfolio turnover rate(f)	29%		60%	61%	55%		51%		59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data

Net asset value, beginning of period	$22.29		$23.05	$20.92	$23.11		$29.51		$26.10

Net investment loss(a)	(0.06)		(0.17)	(0.15)	(0.13	)(b)	(0.19	)(c)	(0.21)

Net realized and unrealized gain (loss)	(0.87)		4.02	2.83	0.75		(0.05)		5.81

Total from investment operations	(0.93)		3.85	2.68	0.62		(0.24)		5.60

Distributions to shareholders from net realized gains	(5.88)		(4.61)	(0.55)	(2.81)		(6.16)		(2.19)

Net asset value, end of period	$15.48		$22.29	$23.05	$20.92		$23.11		$29.51

Total return(d)	(1.24)%		19.21%	13.22%	3.27%		(1.59)%		22.42%

Net assets, end of period (in 000s)	$27,957		$34,211	$33,159	$37,432		$49,105		$57,643

Ratio of net expenses to average net assets	1.45	%(e)	1.46%	1.45%	1.45%		1.45%		1.46%

Ratio of total expenses to average net assets	1.50	%(e)	1.51%	1.53%	1.52%		1.50%		1.50%

Ratio of net investment loss to average net assets	(0.72	)%(e)	(0.76)%	(0.71)%	(0.61	)%(b)	(0.75	)%(c)	(0.76)%

Portfolio turnover rate(f)	29%		60%	61%	55%		51%		59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data

Net asset value, beginning of period	$24.59		$24.90	$22.46	$24.52		$30.85		$27.10

Net investment loss(a)	(0.03)		(0.08)	(0.07)	(0.05	)(b)	(0.11	)(c)	(0.12)

Net realized and unrealized gain (loss)	(0.88)		4.38	3.06	0.80		(0.06)		6.06

Total from investment operations	(0.91)		4.30	2.99	0.75		(0.17)		5.94

Distributions to shareholders from net realized gains	(5.88)		(4.61)	(0.55)	(2.81)		(6.16)		(2.19)

Net asset value, end of period	$17.80		$24.59	$24.90	$22.46		$24.52		$30.85

Total return(d)	(1.02)%		19.64%	13.71%	3.64%		(1.25)%		22.87%

Net assets, end of period (in 000s)	$85,954		$93,889	$132,003	$135,930		$171,980		$143,249

Ratio of net expenses to average net assets	1.04	%(e)	1.05%	1.05%	1.07%		1.10%		1.11%

Ratio of total expenses to average net assets	1.14	%(e)	1.15%	1.18%	1.17%		1.15%		1.15%

Ratio of net investment loss to average net assets	(0.29	)%(e)	(0.35)%	(0.31)%	(0.23	)%(b)	(0.41	)%(c)	(0.41)%

Portfolio turnover rate(f)	29%		60%	61%	55%		51%		59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Class P
	Six Months Ended February 28, 2019 (Unaudited)		Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$27.80		$26.35

Net investment income (loss)(b)	(0.02)		(0.04)

Net realized and unrealized gain (loss)	(0.91)		1.49

Total from investment operations	(0.93)		1.45

Distributions to shareholders from net realized gains	(5.88)		—

Net asset value, end of period	$20.99		$27.80

Total return(c)	(0.97)%		5.50%

Net assets, end of period (in 000s)	$66,430		$94,974

Ratio of net expenses to average net assets	0.94	%(d)	0.95	%(d)

Ratio of total expenses to average net assets	0.99	%(d)	1.00	%(d)

Ratio of net investment income (loss) to average net assets	(0.21	)%(d)	(0.36	)%(d)

Portfolio turnover rate(e)	29%		60%

(a)	Class P Shares commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Class R Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data

Net asset value, beginning of period	$22.33		$23.11	$20.99	$23.21		$29.65		$26.25

Net investment loss(a)	(0.07)		(0.19)	(0.17)	(0.15	)(b)	(0.23	)(c)	(0.25)

Net realized and unrealized gain (loss)	(0.87)		4.02	2.84	0.74		(0.05)		5.84

Total from investment operations	(0.94)		3.83	2.67	0.59		(0.28)		5.59

Distributions to shareholders from net realized gains	(5.88)		(4.61)	(0.55)	(2.81)		(6.16)		(2.19)

Net asset value, end of period	$15.51		$22.33	$23.11	$20.99		$23.21		$29.65

Total return(d)	(1.23)%		19.06%	13.13%	3.12%		(1.74)%		22.25%

Net assets, end of period (in 000s)	$49,243		$54,359	$59,225	$63,105		$77,673		$80,542

Ratio of net expenses to average net assets	1.54	%(e)	1.55%	1.55%	1.57%		1.60%		1.61%

Ratio of total expenses to average net assets	1.64	%(e)	1.65%	1.68%	1.67%		1.65%		1.65%

Ratio of net investment loss to average net assets	(0.81	)%(e)	(0.85)%	(0.81)%	(0.73	)%(b)	(0.90	)%(c)	(0.91)%

Portfolio turnover rate(f)	29%		60%	61%	55%		51%		59%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,				Period End August 31, 2015(a)
			2018	2017	2016
Per Share Data

Net asset value, beginning of period	$27.80		$27.55	$24.77	$26.71		$28.49

Net investment loss(b)	(0.02)		(0.07)	(0.04)	(0.04	)(c)	(0.01	)(d)

Net realized and unrealized gain (loss)	(0.92)		4.93	3.37	0.91		(1.77)

Total from investment operations	(0.94)		4.86	3.33	0.87		(1.78)

Distributions to shareholders from net realized gains	(5.88)		(4.61)	(0.55)	(2.81)		—

Net asset value, end of period	$20.98		$27.80	$27.55	$24.77		$26.71

Total return(e)	(1.00)%		19.80%	13.80%	3.81%		(6.25)%

Net assets, end of period (in 000s)	$186,425		$231,077	$118,634	$44,865		$9

Ratio of net expenses to average net assets	0.94	%(f)	0.95%	0.93%	0.93%		0.97	%(f)

Ratio of total expenses to average net assets	0.99	%(f)	0.99%	1.01%	1.01%		1.02	%(f)

Ratio of Net investment loss	(0.20	)%(f)	(0.25)%	(0.18)%	(0.19	)%(c)	(0.32	)%(f)(d)

Portfolio turnover rate(g)	29%		60%	61%	55%		51%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.10% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	119

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018		2017		2016		2015		2014
Per Share Data

Net asset value, beginning of period	$23.94		$21.81		$19.85		$20.72		$20.90		$18.63

Net investment loss(a)	(0.06	)(b)	(0.14	)(c)	(0.12	)(d)	(0.14	)(e)	(0.18	)(f)	(0.16	)(g)

Net realized and unrealized gain (loss)	(0.94)		5.15		2.77		—		1.71		3.43

Total from investment operations	(1.00)		5.01		2.65		(0.14)		1.53		3.27

Distributions to shareholders from net realized gains	(3.65)		(2.88)		(0.69)		(0.73)		(1.71)		(1.00)

Net asset value, end of period	$19.29		$23.94		$21.81		$19.85		$20.72		$20.90

Total return(h)	(1.97)%		25.22%		13.78%		(0.56)%		7.67%		17.97%

Net assets, end of period (in 000s)	$293,646		$346,289		$351,253		$736,221		$906,362		$741,254

Ratio of net expenses to average net assets	1.27	%(i)	1.28%		1.29%		1.31%		1.33%		1.33%

Ratio of total expenses to average net assets	1.31	%(i)	1.35%		1.46%		1.45%		1.45%		1.48%

Ratio of net investment loss to average net assets	(0.59	)%(b)(i)	(0.64	)%(c)	(0.62	)%(d)	(0.73	)%(e)	(0.85	)%(f)	(0.82	)%(g)

Portfolio turnover rate(j)	45%		59%		60%		67%		47%		43%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(f)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.05% of average net assets.
(g)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.12% of average net assets.
(h)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(i)	Annualized.
(j)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

120	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class C Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018		2017		2016		2015		2014
Per Share Data

Net asset value, beginning of period	$20.60		$19.27		$17.75		$18.74		$19.20		$17.31

Net investment loss(a)	(0.11	)(b)	(0.27	)(c)	(0.24	)(d)	(0.25	)(e)	(0.31	)(f)	(0.29	)(g)

Net realized and unrealized gain (loss)	(0.89)		4.48		2.45		(0.01)		1.56		3.18

Total from investment operations	(1.00)		4.21		2.21		(0.26)		1.25		2.89

Distributions to shareholder from net realized gains	(3.65)		(2.88)		(0.69)		(0.73)		(1.71)		(1.00)

Net asset value, end of period	$15.95		$20.60		$19.27		$17.75		$18.74		$19.20

Total return(h)	(2.32)%		24.30%		12.98%		(1.34)%		6.84%		17.11%

Net assets, end of period (000s)	$184,670		$232,881		$217,385		$265,282		$268,384		$221,451

Ratio of net expenses to average net assets	2.02	%(i)	2.03%		2.04%		2.06%		2.08%		2.08%

Ratio of total expenses to average net assets	2.06	%(i)	2.10%		2.21%		2.20%		2.20%		2.23%

Ratio of net investment loss to average net assets	(1.34	)%(b)(i)	(1.38	)%(c)	(1.36	)%(d)	(1.48	)%(e)	(1.60	)%(f)	(1.57	)%(g)

Portfolio turnover rate(j)	45%		59%		60%		67%		47%		43%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(f)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.05% of average net assets.
(g)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.12% of average net assets.
(h)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(i)	Annualized.
(j)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	121

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018		2017		2016		2015		2014
Per Share Data

Net asset value, beginning of period	$25.63		$23.08		$20.89		$21.69		$21.71		$19.25

Net investment loss(a)	(0.03	)(b)	(0.07	)(c)	(0.05	)(d)	(0.07	)(e)	(0.10	)(f)	(0.09	)(g)

Net realized and unrealized gain (loss)	(0.97)		5.50		2.93		—		1.79		3.55

Total from investment operations	(1.00)		5.43		2.88		(0.07)		1.69		3.46

Distributions to shareholder from net realized gains	(3.65)		(2.88)		(0.69)		(0.73)		(1.71)		(1.00)

Net asset value, end of period	$20.98		$25.63		$23.08		$20.89		$21.69		$21.71

Total return(h)	(1.83)%		25.69%		14.21%		(0.21)%		8.15%		18.39%

Net assets, end of period (000s)	$858,281		$1,067,540		$1,149,459		$1,235,282		$1,355,322		$1,077,769

Ratio of net expenses to average net assets	0.92	%(i)	0.92%		0.92%		0.93%		0.93%		0.93%

Ratio of total expenses to average net assets	0.92	%(i)	0.96%		1.06%		1.05%		1.05%		1.08%

Ratio of net investment loss to average net assets	(0.24	)%(i)(b)	(0.27	)%(c)	(0.24	)%(d)	(0.35	)%(e)	(0.45	)%(f)	(0.42	)%(g)

Portfolio turnover rate(j)	45%		59%		60%		67%		47%		43%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(f)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.05% of average net assets.
(g)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.12% of average net assets.
(h)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(i)	Annualized.
(j)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

122	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018		2017		2016		2015		2014
Per Share Data

Net asset value, beginning of period	$23.32		$21.33		$19.46		$20.35		$20.58		$18.38

Net investment loss(a)	(0.07	)(b)	(0.17	)(c)	(0.14	)(d)	(0.16	)(e)	(0.20	)(f)	(0.18	)(g)

Net realized and unrealized gain (loss)	(0.94)		5.04		2.70		—		1.68		3.38

Total from investment operations	(1.01)		4.87		2.56		(0.16)		1.48		3.20

Distributions to shareholder from net realized gains	(3.65)		(2.88)		(0.69)		(0.73)		(1.71)		(1.00)

Net asset value, end of period	$18.66		$23.32		$21.33		$19.46		$20.35		$20.58

Total return(h)	(2.07)%		25.12%		13.59%		(0.67)%		7.54%		17.83%

Net assets, end of period (000s)	$17,623		$18,210		$16,520		$13,956		$12,695		$8,692

Ratio of net expenses to average net assets	1.42	%(i)	1.42%		1.42%		1.43%		1.42%		1.43%

Ratio of total expenses to average net assets	1.42	%(i)	1.46%		1.56%		1.55%		1.55%		1.58%

Ratio of net investment loss to average net assets	(0.73	)%(b)(i)	(0.77	)%(c)	(0.73	)%(d)	(0.85	)%(e)	(0.95	)%(f)	(0.92	)%(g)

Portfolio turnover rate(j)	45%		59%		60%		67%		47%		43%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(f)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.05% of average net assets.
(g)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.12% of average net assets.
(h)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(i)	Annualized.
(j)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	123

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018		2017		2016		2015		2014
Per Share Data

Net asset value, beginning of period	$24.85		$22.48		$20.39		$21.21		$21.30		$18.93

Net investment loss(a)	(0.03	)(b)	(0.09	)(c)	(0.08	)(d)	(0.09	)(e)	(0.13	)(f)	(0.12	)(g)

Net realized and unrealized gain (loss)	(0.97)		5.34		2.86		—		1.75		3.49

Total from investment operations	(1.00)		5.25		2.78		(0.09)		1.62		3.37

Distributions to shareholder from net realized gains	(3.65)		(2.88)		(0.69)		(0.73)		(1.71)		(1.00)

Net asset value, end of period	$20.20		$24.85		$22.48		$20.39		$21.21		$21.30

Total return(h)	(1.89)%		25.57%		14.06%		(0.31)%		7.97%		18.22%

Net assets, end of period (000s)	$444,755		$529,670		$437,309		$313,812		$221,058		$171,779

Ratio of net expenses to average net assets	1.02	%(i)	1.03%		1.04%		1.06%		1.08%		1.08%

Ratio of total expenses to average net assets	1.06	%(i)	1.10%		1.21%		1.20%		1.20%		1.23%

Ratio of net investment loss to average net assets	(0.33	)%(b)(i)	(0.38	)%(c)	(0.36	)%(d)	(0.48	)%(e)	(0.60	)%(f)	(0.57	)%(g)

Portfolio turnover rate(j)	45%		59%		60%		67%		47%		43%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(f)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.05% of average net assets.
(g)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.12% of average net assets.
(h)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(i)	Annualized.
(j)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

124	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class P
	Six Months Ended February 28, 2019 (Unaudited)		Period Ended August 31, 2018(a)
Per Share Data

Net Asset Value, Beginning of Period	$25.64		$23.61

Net investment loss(b)	(0.02	)(c)	(0.03	)(d)

Net realized and unrealized gain (loss)	(0.97)		2.06

Total from investment operations	(0.99)		2.03

Distributions to shareholder from net realized gains	(3.65)		—

Net asset value, end of Period	$21.00		$25.64

Total return(e)	(1.79)%		8.60%

Net assets, end of period (in 000s)	$202,061		$245,612

Ratio of net expenses to average net assets(f)	0.91%		0.90%

Ratio of total expenses to average net assets(f)	0.91%		0.91%

Ratio of net investment income (loss) to average net assets(f)	(0.23	)%(c)	(0.36	)%(d)

Portfolio turnover rate(g)	45%		59%

(a)	Class P Shares commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.16% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	125

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class R Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018		2017		2016		2015		2014
Per Share Data

Net asset value, beginning of period	$23.08		$21.17		$19.34		$20.26		$20.51		$18.35

Net investment loss(a)	(0.08	)(b)	(0.19	)(c)	(0.17	)(d)	(0.18	)(e)	(0.23	)(f)	(0.21	)(g)

Net realized and unrealized gain (loss)	(0.93)		4.98		2.69		(0.01)		1.69		3.37

Total from investment operations	(1.01)		4.79		2.52		(0.19)		1.46		3.16

Distributions to shareholder from net realized gains	(3.65)		(2.88)		(0.69)		(0.73)		(1.71)		(1.00)

Net asset value, end of period	$18.42		$23.08		$21.17		$19.34		$20.26		$20.51

Total return(h)	(2.10)%		24.92%		13.47%		(0.83)%		7.46%		17.63%

Net assets, end of period (000s)	$18,496		$24,215		$26,918		$34,493		$34,697		$34,118

Ratio of net expenses to average net assets	1.52	%(i)	1.53%		1.54%		1.56%		1.58%		1.58%

Ratio of total expenses to average net assets	1.56	%(i)	1.61%		1.71%		1.70%		1.70%		1.73%

Ratio of net investment loss to average net assets	(0.84	)%(b)(i)	(0.90	)%(c)	(0.86	)%(d)	(0.98	)%(e)	(1.10	)%(f)	(1.07	)%(g)

Portfolio turnover rate(j)	45%		59%		60%		67%		47%		43%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.16% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(f)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.05% of average net assets.
(g)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.12% of average net assets.
(h)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(i)	Annualized.
(j)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

126	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,						Period Ended August 31, 2015(a)
			2018		2017		2016
Per Share Data

Net asset value, beginning of period	$25.64		$23.09		$20.89		$21.69		$23.47

Net investment loss(b)	(0.02	)(c)	(0.06	)(d)	(0.04	)(e)	(0.06	)(f)	(0.01	)(g)

Net realized and unrealized gain (loss)	(0.97)		5.49		2.93		0.01		(1.77)

Total from investment operations	(0.99)		5.43		2.89		(0.07)		(1.78)

Distributions to shareholder from net realized gains	(3.65)		(2.88)		(0.69)		(0.73)		—

Net asset value, end of period	$21.00		$25.64		$23.09		$20.89		$21.69

Total return(h)	(1.79)%		25.68%		14.26%		(0.21)%		(7.58)%

Net assets, end of period (000s)	$52,566		$39,263		$22,660		$9,785		$9

Ratio of net expenses to average net assets	0.91	%(i)	0.91%		0.90%		0.92%		0.92	%(i)

Ratio of total expenses to average net assets	0.91	%(i)	0.95%		1.04%		1.04%		1.05	%(i)

Ratio of Net investment loss	(0.20	)%(c)(i)	(0.25	)%(d)	(0.18	)%(e)	(0.28	)%(f)	(0.34	)%(g)(i)

Portfolio turnover rate(j)	45%		59%		60%		67%		47%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.16% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(e)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(f)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(g)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.05% of average net assets.
(h)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(i)	Annualized.
(j)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	127

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data

Net asset value, beginning of period	$13.83		$13.79	$11.91	$11.86	$13.50		$12.29

Net investment income (loss)(a)	(0.01)		(0.02)	0.02	0.02	0.02	(b)	(0.01)

Net realized and unrealized gain (loss)	(0.92)		3.03	2.26	0.74	0.42		3.06

Total from investment operations	(0.93)		3.01	2.28	0.76	0.44		3.05

Distributions to shareholders from net investment income	—		—	(0.04)	(0.02)	—		(0.01)

Distributions to shareholders from net realized gains	(4.27)		(2.97)	(0.36)	(0.69)	(2.08)		(1.83)

Total distributions	(4.27)		(2.97)	(0.40)	(0.71)	(2.08)		(1.84)

Net asset value, end of period	$8.63		$13.83	$13.79	$11.91	$11.86		$13.50

Total return(c)	(4.04)%		25.59%	19.79%	6.48%	3.09%		26.74%

Net assets, end of period (in 000s)	$27,067		$30,174	$46,114	$46,093	$45,046		$51,626

Ratio of net expenses to average net assets	1.14	%(d)	1.14%	1.15%	1.15%	1.15%		1.16%

Ratio of total expenses to average net assets	1.35	%(d)	1.39%	1.55%	1.54%	1.52%		1.53%

Ratio of net investment income (loss) to average net assets	(0.10	)%(d)	(0.15)%	0.15%	0.19%	0.13	%(b)	(0.10)%

Portfolio turnover rate(e)	16%		40%	54%	56%	52%		64%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.18% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

128	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class C Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data

Net asset value, beginning of period	$10.81		$11.46	$10.00	$10.12	$11.90		$11.09

Net investment loss(a)	(0.03)		(0.09)	(0.06)	(0.05)	(0.07	)(b)	(0.10)

Net realized and unrealized gain (loss)	(0.80)		2.41	1.88	0.62	0.37		2.74

Total from investment operations	(0.83)		2.32	1.82	0.57	0.30		2.64

Distributions to shareholder from net realized gains	(4.27)		(2.97)	(0.36)	(0.69)	(2.08)		(1.83)

Total distributions	(4.27)		(2.97)	(0.36)	(0.69)	(2.08)		(1.83)

Net asset value, end of period	$5.71		$10.81	$11.46	$10.00	$10.12		$11.90

Total return(c)	(4.29)%		24.61%	18.89%	5.70%	2.23%		25.83%

Net assets, end of period (000s)	$4,616		$9,081	$9,326	$11,103	$11,175		$11,717

Ratio of net expenses to average net assets	1.89	%(d)	1.89%	1.90%	1.90%	1.90%		1.91%

Ratio of total expenses to average net assets	2.10	%(d)	2.13%	2.30%	2.29%	2.27%		2.28%

Ratio of net investment loss to average net assets	(0.88	)%(d)	(0.85)%	(0.60)%	(0.56)%	(0.63	)%(b)	(0.85)%

Portfolio turnover rate(e)	16%		40%	54%	56%	52%		64%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.18% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	129

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data

Net asset value, beginning of period	$14.92		$14.67	$12.64	$12.53	$14.15		$12.79

Net investment income(a)	0.02		0.04	0.07	0.07	0.07	(b)	0.04

Net realized and unrealized gain (loss)	(0.97)		3.25	2.40	0.78	0.43		3.21

Total from investment operations	(0.95)		3.29	2.47	0.85	0.50		3.25

Distributions to shareholders from net investment income	(0.03)		(0.07)	(0.08)	(0.05)	(0.04)		(0.06)

Distributions to shareholders from net realized gains	(4.27)		(2.97)	(0.36)	(0.69)	(2.08)		(1.83)

Total distributions	(4.30)		(3.04)	(0.44)	(0.74)	(2.12)		(1.89)

Net asset value, end of period	$9.67		$14.92	$14.67	$12.64	$12.53		$14.15

Total return(c)	(3.85)%		26.11%	20.29%	6.89%	3.43%		27.32%

Net assets, end of period (000s)	$55,502		$75,470	$211,311	$294,952	$326,619		$332,401

Ratio of net expenses to average net assets	0.75	%(d)	0.75%	0.75%	0.75%	0.75%		0.76%

Ratio of total expenses to average net assets	0.96	%(d)	0.99%	1.14%	1.14%	1.12%		1.13%

Ratio of net investment income to average net assets	0.28	%(d)	0.31%	0.51%	0.59%	0.52	%(b)	0.30%

Portfolio turnover rate(e)	16%		40%	54%	56%	52%		64%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.18% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

130	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data

Net asset value, beginning of period	$13.67		$13.70	$11.85	$11.81	$13.47		$12.28

Net investment income (loss)(a)	(0.01)		(0.03)	0.01	0.01	—	(b)(c)	(0.02)

Net realized and unrealized gain (loss)	(0.92)		3.00	2.24	0.73	0.42		3.05

Total from investment operations	(0.93)		2.97	2.25	0.74	0.42		3.03

Distributions to shareholders from net investment income	—		(0.03)	(0.04)	(0.01)	—		(0.01)

Distributions to shareholders from net realized gains	(4.27)		(2.97)	(0.36)	(0.69)	(2.08)		(1.83)

Total distributions	(4.27)		(3.00)	(0.40)	(0.70)	(2.08)		(1.84)

Net asset value, end of period	$8.47		$13.67	$13.70	$11.85	$11.81		$13.47

Total return(d)	(4.12)%		25.48%	19.66%	6.40%	2.93%		26.55%

Net assets, end of period (000s)	$584		$597	$478	$272	$254		$156

Ratio of net expenses to average net assets	1.25	%(e)	1.25%	1.25%	1.25%	1.25%		1.26%

Ratio of total expenses to average net assets	1.47	%(e)	1.48%	1.65%	1.64%	1.62%		1.63%

Ratio of net investment income (loss) to average net assets	(0.21	)%(e)	(0.21)%	0.09%	0.11%	(0.01	)%(b)	(0.20)%

Portfolio turnover rate(f)	16%		40%	54%	56%	52%		64%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.18% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	131

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data

Net asset value, beginning of period	$14.89		$14.66	$12.63	$12.53	$14.14		$12.80

Net investment income(a)	0.01		0.02	0.06	0.05	0.05	(b)	0.02

Net realized and unrealized gain (loss)	(0.97)		3.24	2.40	0.78	0.44		3.20

Total from investment operations	(0.96)		3.26	2.46	0.83	0.49		3.22

Distributions to shareholders from net investment income	(0.03)		(0.06)	(0.07)	(0.04)	(0.02)		(0.05)

Distributions to shareholders from net realized gains	(4.27)		(2.97)	(0.36)	(0.69)	(2.08)		(1.83)

Total distributions	(4.30)		(3.03)	(0.43)	(0.73)	(2.10)		(1.88)

Net asset value, end of period	$9.63		$14.89	$14.66	$12.63	$12.53		$14.14

Total return(c)	(3.94)%		25.90%	20.15%	6.69%	3.34%		27.03%

Net assets, end of period (000s)	$2,847		$2,578	$2,264	$829	$817		$994

Ratio of net expenses to average net assets	0.89	%(d)	0.89%	0.90%	0.90%	0.90%		0.91%

Ratio of total expenses to average net assets	1.11	%(d)	1.12%	1.30%	1.29%	1.27%		1.28%

Ratio of net investment loss to average net assets	0.15	%(d)	0.15%	0.48%	0.44%	0.37	%(b)	0.15%

Portfolio turnover rate(e)	16%		40%	54%	56%	52%		64%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.18% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

132	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class P
	Six Months Ended February 28, 2019 (Unaudited)	Year Ended August 31, 2018(a)
Per Share Data

Net Asset Value, Beginning of period	$14.90	$13.53

Net investment income(b)	0.02	0.01

Net realized and unrealized gain (loss)	(0.97)	1.36

Total from investment operations	(0.95)	1.37

Distributions to shareholders from net investment income	(0.04)	—

Distributions to shareholders from net realized gains	(4.27)	—

Total Distributions	(4.31)	—

Net asset value, end of period	$9.64	$14.90

Total return(c)	(3.82)%	10.13%

Net assets, end of period (in 000s)	$74,349	$104,590

Ratio of net expenses to average net assets(d)	0.74%	0.74%

Ratio of total expenses to average net assets(d)	0.95%	0.96%

Ratio of net investment income to average net assets(d)	0.29%	0.22%

Portfolio turnover rate(e)	16%	40%

(a)	Class P Shares commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	133

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class R Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data

Net asset value, beginning of period	$13.49		$13.56	$11.75	$11.74	$13.42		$12.26

Net investment loss(a)	(0.02)		(0.04)	(0.01)	(0.01)	(0.01	)(b)	(0.04)

Net realized and unrealized gain (loss)	(0.91)		2.96	2.23	0.73	0.41		3.05

Total from investment operations	(0.93)		2.92	2.22	0.72	0.40		3.01

Distributions to shareholders from net investment income	—	(c)	(0.02)	(0.05)	(0.02)	—		(0.02)

Distributions to shareholders from net realized gains	(4.27)		(2.97)	(0.36)	(0.69)	(2.08)		(1.83)

Total distributions	(4.27)		(2.99)	(0.41)	(0.71)	(2.08)		(1.85)

Net asset value, end of period	$8.29		$13.49	$13.56	$11.75	$11.74		$13.42

Total return(d)	(4.15)%		25.29%	19.56%	6.18%	2.78%		26.49%

Net assets, end of period (000s)	$300		$255	$169	$81	$77		$15

Ratio of net expenses to average net assets	1.39	%(e)	1.39%	1.40%	1.40%	1.40%		1.38%

Ratio of total expenses to average net assets	1.61	%(e)	1.62%	1.80%	1.79%	1.76%		1.75%

Ratio of net investment loss to average net assets	(0.33	)%(e)	(0.34)%	(0.07)%	(0.05)%	(0.07	)%(b)	(0.30)%

Portfolio turnover rate(f)	16%		40%	54%	56%	52%		64%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.18% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

134	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015(a)		2014
Per Share Data

Net asset value, beginning of period	$14.91		$14.66	$12.63	$12.53	$13.36		$—

Net investment income(b)	0.03		0.04	0.08	0.07	0.01	(c)	—

Net realized and unrealized gain (loss)	(0.98)		3.25	2.40	0.77	(0.84)		—

Total from investment operations	(0.95)		3.29	2.48	0.84	(0.83)		—

Distributions to shareholders from net investment income	(0.04)		(0.07)	(0.09)	(0.05)	—		—

Distributions to shareholders from net realized gains	(4.27)		(2.97)	(0.36)	(0.69)	—		—

Total distributions	(4.31)		(3.04)	(0.45)	(0.74)	—		—

Net asset value, end of period	$9.65		$14.91	$14.66	$12.63	$12.53		$—

Total return(d)	(3.84)%		26.15%	20.33%	6.83%	(6.21)%		—%

Net assets, end of period (000s)	$406		$15	$12	$10	$9		$—

Ratio of net expenses to average net assets	0.74	%(e)	0.74%	0.75%	0.76%	0.73	%(e)	—%

Ratio of total expenses to average net assets	0.99	%(e)	0.97%	1.14%	1.15%	1.06	%(e)	—%

Ratio of net investment income to average net assets	0.57	%(e)	0.30%	0.57%	0.59%	0.68	%(c)(e)	—%

Portfolio turnover rate(f)	16%		40%	54%	56%	52%		—%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.18% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	135

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data

Net asset value, beginning of period	$27.91		$23.04	$18.73	$17.93		$18.97		$15.20

Net investment loss(a)	(0.07)		(0.16)	(0.15)	(0.12	)(b)	(0.14	)(c)	(0.15)

Net realized and unrealized gain (loss)	(1.63)		6.79	5.37	2.50		0.57		4.16

Total from investment operations	(1.70)		6.63	5.22	2.38		0.43		4.01

Distributions to shareholders from net realized gains	(5.06)		(1.76)	(0.91)	(1.58)		(1.47)		(0.24)

Net asset value, end of period	$21.15		$27.91	$23.04	$18.73		$17.93		$18.97

Total return(d)	(4.40)%		30.46%	29.17%	13.71%		2.31%		26.55%

Net assets, end of period (in 000s)	$290,938		$312,289	$268,746	$233,097		$250,087		$260,982

Ratio of net expenses to average net assets	1.36	%(e)	1.38%	1.42%	1.47%		1.48%		1.51%

Ratio of total expenses to average net assets	1.47	%(e)	1.48%	1.53%	1.55%		1.54%		1.55%

Ratio of net investment loss to average net assets	(0.60	)%(e)	(0.65)%	(0.74)%	(0.68	)%(b)	(0.74	)%(c)	(0.85)%

Portfolio turnover rate(f)	12%		46%	19%	22%		41%		39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

136	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Class C Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data

Net asset value, beginning of period	$23.05		$19.45	$16.07	$15.70		$16.91		$13.68

Net investment loss(a)	(0.13)		(0.29)	(0.25)	(0.22	)(b)	(0.24	)(c)	(0.25)

Net realized and unrealized gain (loss)	(1.42)		5.65	4.54	2.17		0.50		3.72

Total from investment operations	(1.55)		5.36	4.29	1.95		0.26		3.47

Distributions to shareholders from net realized gains	(5.06)		(1.76)	(0.91)	(1.58)		(1.47)		(0.24)

Net asset value, end of period	$16.44		$23.05	$19.45	$16.07		$15.70		$16.91

Total return(d)	(4.73)%		29.49%	28.18%	12.87%		1.53%		25.54%

Net assets, end of period (in 000s)	$27,575		$57,207	$50,779	$52,843		$53,556		$58,602

Ratio of net expenses to average net assets	2.11	%(e)	2.13%	2.17%	2.22%		2.23%		2.26%

Ratio of total expenses to average net assets	2.22	%(e)	2.23%	2.28%	2.30%		2.29%		2.30%

Ratio of net investment loss to average net assets	(1.40	)%(e)	(1.40)%	(1.49)%	(1.43	)%(b)	(1.49	)%(c)	(1.60)%

Portfolio turnover rate(f)	12%		46%	19%	22%		41%		39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	137

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data

Net asset value, beginning of period	$30.78		$25.15	$20.29	$19.22		$20.16		$16.08

Net investment loss(a)	(0.03)		(0.07)	(0.07)	(0.05	)(b)	(0.07	)(c)	(0.08)

Net realized and unrealized gain (loss)	(1.74)		7.46	5.84	2.70		0.60		4.40

Total from investment operations	(1.77)		7.39	5.77	2.65		0.53		4.32

Distributions to shareholders from net realized gains	(5.06)		(1.76)	(0.91)	(1.58)		(1.47)		(0.24)

Net asset value, end of period	$23.95		$30.78	$25.15	$20.29		$19.22		$20.16

Total return(d)	(4.20)%		30.95%	29.66%	14.22%		2.68%		27.03%

Net assets, end of period (in 000s)	$73,023		$87,522	$85,095	$83,746		$92,483		$99,039

Ratio of net expenses to average net assets	0.98	%(e)	0.99%	1.02%	1.07%		1.08%		1.11%

Ratio of total expenses to average net assets	1.08	%(e)	1.09%	1.13%	1.15%		1.14%		1.15%

Ratio of net investment loss to average net assets	(0.24	)%(e)	(0.26)%	(0.34)%	(0.27	)%(b)	(0.33	)%(c)	(0.45)%

Portfolio turnover rate(f)	12%		46%	19%	22%		41%		39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

138	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data

Net asset value, beginning of period	$27.35		$22.64	$18.44	$17.69		$18.76		$15.04

Net investment loss(a)	(0.08)		(0.18)	(0.16)	(0.14	)(b)	(0.15	)(c)	(0.16)

Net realized and unrealized gain (loss)	(1.60)		6.65	5.27	2.47		0.55		4.12

Total from investment operations	(1.68)		6.47	5.11	2.33		0.40		3.96

Distributions to shareholders from net realized gains	(5.06)		(1.76)	(0.91)	(1.58)		(1.47)		(0.24)

Net asset value, end of period	$20.61		$27.35	$22.64	$18.44		$17.69		$18.76

Total return(d)	(4.42)%		30.28%	29.03%	13.61%		2.17%		26.49%

Net assets, end of period (in 000s)	$29,457		$33,109	$18,919	$11,186		$10,329		$10,712

Ratio of net expenses to average net assets	1.48	%(e)	1.49%	1.51%	1.57%		1.58%		1.61%

Ratio of total expenses to average net assets	1.58	%(e)	1.59%	1.63%	1.65%		1.64%		1.65%

Ratio of net investment loss to average net assets	(0.73	)%(e)	(0.75)%	(0.83)%	(0.79	)%(b)	(0.84	)%(c)	(0.96)%

Portfolio turnover rate(f)	12%		46%	19%	22%		41%		39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	139

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data

Net asset value, beginning of period	$30.33		$24.84	$20.08	$19.07		$20.04		$16.01

Net investment loss(a)	(0.05)		(0.11)	(0.10)	(0.08	)(b)	(0.10	)(c)	(0.11)

Net realized and unrealized gain (loss)	(1.72)		7.36	5.77	2.67		0.60		4.38

Total from investment operations	(1.77)		7.25	5.67	2.59		0.50		4.27

Distributions to shareholders from net realized gains	(5.06)		(1.76)	(0.91)	(1.58)		(1.47)		(0.24)

Net asset value, end of period	$23.50		$30.33	$24.84	$20.08		$19.07		$20.04

Total return(d)	(4.27)%		30.76%	29.46%	14.00%		2.54%		26.83%

Net assets, end of period (in 000s)	$18,837		$22,520	$23,317	$6,741		$6,103		$3,228

Ratio of net expenses to average net assets	1.11	%(e)	1.13%	1.16%	1.22%		1.23%		1.26%

Ratio of total expenses to average net assets	1.22	%(e)	1.23%	1.28%	1.30%		1.29%		1.30%

Ratio of net investment loss to average net assets	(0.36	)%(e)	(0.40)%	(0.46)%	(0.43	)%(b)	(0.52	)%(c)	(0.59)%

Portfolio turnover rate(f)	12%		46%	19%	22%		41%		39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

140	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Class P
	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$30.79	$27.83

Net investment income (loss)(b)	(0.03)	0.01

Net realized and unrealized gain (loss)	(1.74)	2.95

Total from investment operations	(1.77)	2.96

Distributions to shareholders from net realized gains	(5.06)	—

Net asset value, end of Period	$23.96	$30.79

Total return(c)	(4.20)%	10.64%

Net assets, end of period (in 000s)	$20,719	$24,951

Ratio of net expenses to average net assets(d)	0.97%	0.97%

Ratio of total expenses to average net assets(d)	1.07%	1.14%

Ratio of net investment income (loss) to average net assets(d)	(0.22)%	0.08%

Portfolio turnover rate(e)	12%	46%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	141

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$30.78	$25.08

Net investment income (loss)(b)	(0.03)	(0.04)

Net realized and unrealized gain (loss)	(1.74)	5.74

Total from investment operations	(1.77)	5.70

Distributions to shareholders from net realized gains	(5.06)	—

Net asset value, end of period	$23.95	$30.78

Total return(c)	(4.21)%	22.73%

Net assets, end of period (in 000s)	$12	$12

Ratio of net expenses to average net assets(d)	0.98%	0.98%

Ratio of total expenses to average net assets(d)	1.04%	1.08%

Ratio of Net investment income (loss)(d)	(0.23)%	(0.20)%

Portfolio turnover rate(e)	12%	46%

(a)	Commenced operations on December 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

142	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements

February 28, 2019 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Capital Growth, Growth Opportunities, Small/Mid Cap Growth and Strategic Growth	A, C, Institutional, Service, Investor, P*, R and R6	Diversified
Blue Chip Concentrated Growth and Flexible Cap	A, C, Institutional, Investor, P*, R and R6	Diversified
Technology Opportunities	A, C, Institutional, Service, Investor, P* and R6**	Diversified

*	Commenced operations on April 17, 2018.
**	Commenced operations on December 29, 2017.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class P, Class R and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where

143

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  Commission Recapture — GSAM, on behalf of certain Funds, may direct portfolio trades, subject to seeking best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to a Fund as cash payments and are included in net realized gain (loss) from investments on the Statements of Operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price

144

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2019:

BLUE CHIP

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$157,199	$—	$—

North America	9,912,443	—	—

Investment Company	136,636	—	—

Total	$10,206,278	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

145

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

CAPITAL GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,334,048	$—	$—

Europe	40,027,319	—	—

North America	822,107,609	—	—

Investment Company	1,113,767	—	—

Securities Lending Reinvestment Vehicle	1,239,743	—	—

Total	$865,822,486	$—	$—

CONCENTRATED GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$2,419,473	$—	$—

Europe	6,233,160	—	—

North America	130,778,272	—	—

Total	$139,430,905	$—	$—

FLEXIBLE CAP

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$65,675	$—	$—

Europe	502,787	—	—

North America	17,353,870	—	—

Total	$17,922,332	$—	$—

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Australia and Oceania	$13,513,030	$—	$—

Europe	24,945,371	—	—

North America	1,471,582,254	—	—

Investment Company	16,991,395	—	—

Securities Lending Reinvestment Vehicle	15,382,880	—	—

Total	$1,542,414,930	$—	$—
(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

146

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SMALL/MID CAP GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$22,405,427	$—	$—

Europe	94,255,170	—	—

North America	1,868,109,970	—	—

Investment Company	64,720,804	—	—

Securities Lending Reinvestment Vehicle	38,657,890	—	—

Total	$2,088,149,261	$—	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$925,583	$—	$—

Europe	6,446,337	—	—

North America	155,314,139	—	—

Investment Company	1,262,216	—	—

Securities Lending Reinvestment Vehicle	491,111	—	—

Total	$164,439,386	$—	$—

TECHNOLOGY OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$14,500,207	$—	$—

Australia and Oceania	7,221,796	—	—

Europe	15,945,770	—	—

North America	421,519,813	—	—

Total	$459,187,586	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

147

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of February 28, 2019, contractual management fees with GSAM were as stated below. The effective contractual management rates and effective net management rates represent the rates for the six month period ended February 28, 2019.

	Contractual Management Rate					Effective Contractual Management Rate	Effective Net Management Rate#
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion
Blue Chip	0.55%	0.50%	0.47%	0.46%	0.45%	0.55%	0.55%
Capital Growth	0.71	0.64	0.61	0.61	0.61	0.71	0.71
Concentrated Growth	0.76	0.68	0.65	0.64	0.62	0.76	0.76
Flexible Cap	0.55	0.50	0.47	0.46	0.45	0.55	0.55
Growth Opportunities	0.92	0.92	0.83	0.79	0.77	0.92	0.90	^
Small/Mid Cap Growth	0.85	0.85	0.77	0.73	0.71	0.84	0.84
Strategic Growth	0.71	0.64	0.61	0.59	0.58	0.71	0.71
Technology Opportunities	0.94	0.85	0.80	0.79	0.77	0.94	0.94

#	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.
^	Effective December 28, 2018, the Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.86% as an annual percentage rate of the Growth Opportunities Fund’s average daily net assets. This arrangement will remain in effect through at least December 28, 2019. Prior to December 28, 2018, the Investment Adviser did not contractually waive a portion of its management fee as an annual percentage rate of the Fund’s average daily net assets.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended February 28, 2019, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived
Blue Chip	$137
Capital Growth	3,117
Concentrated Growth	123
Flexible Cap	1
Growth Opportunities	5,119
Small/Mid-Cap Growth	9,264
Strategic Growth	153
Technology Opportunities	1,494

148

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended February 28, 2019, Goldman Sachs advised that it retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Blue Chip	$414	$—
Capital Growth	11,610	9,203
Concentrated Growth	306	—
Flexible Cap	454	—
Growth Opportunities	3,461	604
Small/Mid Cap Growth	13,652	—
Strategic Growth	688	15
Technology Opportunities	6,207	414

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D.  Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service and/or Shareholder Administration Plans to allow Class C and Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance and/or shareholder administration services to their customers who are beneficial owners of such shares. The Service and/or Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% the average daily net assets attributable to Class C or Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.18% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class P and Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, and Class R Shares of the Growth Opportunities Fund. This arrangement will remain in effect through at least December 28, 2019, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.07% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, and Class R Shares of the Small/Mid Cap Growth Fund. This arrangement will remain in effect through at least December 28, 2019, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. Prior to December 28, 2018 such waiver was 0.03%.

Effective December 28, 2018, Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the Technology Opportunities Fund. This arrangement will remain in effect through at least December 28, 2019, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. Prior to December 28, 2018, there was no transfer agency waiver in place for this fund.

Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.03% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Blue Chip and Concentrated Growth Funds. This arrangement will remain in effect through at least December 28, 2019, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Effective December 28, 2018, the transfer agency fee waiver was eliminated for the Flexible Cap Fund. Prior to December 28, 2018, Goldman Sachs had agreed to waive a portion of its transfer agency fee equal to 0.03% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Fund.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Blue Chip, Capital Growth, Concentrated Growth, Flexible Cap, Growth Opportunities, Small/Mid Cap Growth, Strategic Growth, and Technology Opportunities Funds are 0.084%, 0.004%, 0.004%, 0.004%, 0.004%, 0.064%, 0.004%, and 0.004%, respectively. These Other Expense limitations will remain in place through at least December 28, 2019, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. Prior to December 28, 2018, the Other Expense limitation for the Growth Opportunities Fund was 0.014%. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2019, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Fee Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions
Blue Chip	$137	$520	$163,685	$164,342
Capital Growth	3,117	1,350	279,284	283,751
Concentrated Growth	123	1,099	219,116	220,338
Flexible Cap	1	638	159,434	160,073
Growth Opportunities	156,798	134,158	248,442	539,398
Small/Mid Cap Growth	9,264	203,595	—	212,859
Strategic Growth	153	32	191,316	191,501
Technology Opportunities	1,494	22,694	216,879	241,067

G.  Line of Credit Facility — As of February 28, 2019, the Funds participated in a $770,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2019, the Funds did not have any borrowings under the facility.

H.  Other Transactions with Affiliates — For the six months ended February 28, 2019, Goldman Sachs earned $94, $9,955, $54,264, $6, and $2,186, in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Flexible Cap, Growth Opportunities, Small/Mid Cap Growth, Strategic Growth, and Technology Opportunities Funds respectively.

The table below shows the transactions in and earnings from investments in the Government Money Market Fund — Institutional Shares for the six months ended February 28, 2019:

Fund	Market Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Market Value as of February 28, 2018	Shares as of February 28, 2018	Dividend Income
Blue Chip	$99,977	$2,843,244	$(2,806,585)	$136,636	136,636	$1,984
Capital Growth	5,675	25,988,516	(24,880,424)	1,113,767	1,113,767	40,295
Concentrated Growth	—	5,784,707	(5,784,707)	—	—	1,637
Flexible Cap	—	90,209	(90,209)	—	—	9
Growth Opportunities	35,064,516	203,043,736	(221,116,857)	16,991,395	16,991,395	57,201
Small/Mid Cap Growth	25,981,945	284,812,088	(246,073,229)	64,720,804	64,720,804	123,185
Strategic Growth	570	4,996,176	(3,734,530)	1,262,216	1,262,216	2,216
Technology Opportunities	1,263	20,501,425	(20,502,688)	—	—	19,100

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of February 28, 2019, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Institutional	Investor	Class R	Class R6	Class P
Blue Chip	52%	8%	100%	—%	—%
Concentrated Growth	—	10	65	—	—
Flexible Cap	—	44	56	7	—
Technology Opportunities	—	—	—	100	—

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2019, were:

Fund	Purchases	Sales and Maturities
Blue Chip	$3,831,821	$3,613,481
Capital Growth	258,992,106	362,825,497
Concentrated Growth	27,279,420	44,758,880
Flexible Cap	4,388,446	6,405,805
Growth Opportunities	505,531,748	1,057,201,212
Small/Mid Cap Growth	967,579,421	1,334,029,396
Strategic Growth	29,323,754	72,616,660
Technology Opportunities	55,298,374	100,279,506

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

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6. SECURITIES LENDING (continued)

The Capital Growth, Growth Opportunities, Small/Mid Cap Growth and Strategic Growth Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds may enter into master netting agreements with borrowers, which provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2019, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 28, 2019, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended February 28, 2019:

Fund	Beginning Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending Value as of February 28, 2019
Blue Chip	$—	$—	$—	$—
Capital Growth	2,135,000	11,297,577	(12,192,834)	1,239,743
Concentrated Growth	—	3,267,775	(3,267,775)	—
Flexible Cap	70,000	193,982	(263,982)	—
Growth Opportunities	26,971,503	69,155,650	(80,744,273)	15,382,880
Small/Mid Cap Growth	12,039,425	165,141,160	(138,522,695)	38,657,890
Strategic Growth	—	2,973,470	(2,482,359)	491,111
Technology Opportunities	—	—	—	—

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2018, the Funds’ certain timing differences on a tax basis were as follows:

	Blue Chip	Capital Growth	Concentrated Growth	Flexible Cap Growth	Growth Opportunities	Small/Mid Cap Growth	Strategic Growth	Technology Opportunities
Timing differences (Qualified Late Year Loss Deferral and Post October Losses)	$(64,352)	$(4)	$—	$—	$(894,899)	$(7,693,180)	$—	$(1,990,540)

As of February 28, 2019, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Blue Chip	Capital Growth	Concentrated Growth	Flexible Cap Growth	Growth Opportunities	Small/Mid Cap Growth	Strategic Growth	Technology Opportunities
Tax Cost	$9,031,365	$681,623,506	$94,153,675	$14,432,303	$1,224,892,259	$1,737,159,600	$96,523,586	$249,613,169
Gross unrealized gain	1,259,092	206,258,444	47,852,523	4,037,957	345,977,662	425,908,448	70,077,146	214,529,909
Gross unrealized loss	(84,179)	(22,059,464)	(2,575,293)	(547,928)	(28,454,991)	(74,918,787)	(2,161,346)	(4,955,492)
Net unrealized gains (losses)	$1,174,913	$184,198,980	$45,277,230	$3,490,029	$317,522,671	$350,989,661	$67,915,800	$209,574,417

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, differences to the tax treatment of underlying fund investments, and partnership investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invest. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is

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8. OTHER RISKS (continued)

subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Blue Chip Fund

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	68,313	$802,837	48,018	$657,169
Reinvestment of distributions	17,899	211,711	31,111	395,165
Shares redeemed	(32,582)	(393,671)	(24,957)	(333,348)
	53,630	620,877	54,172	718,986
Class C Shares
Shares sold	105,670	1,151,277	9,439	132,560
Reinvestment of distributions	2,215	24,978	4,157	50,601
Shares redeemed	(9,158)	(98,684)	(13,146)	(177,027)
	98,727	1,077,571	450	6,134
Institutional Shares
Shares sold	118,577	1,525,510	321,245	4,299,878
Reinvestment of distributions	20,066	239,180	43,322	554,953
Shares redeemed	(426,062)	(5,397,379)	(246,651)	(3,257,586)
	(287,419)	(3,632,689)	117,916	1,597,245
Investor Shares
Shares sold	11,401	129,372	5,260	78,320
Reinvestment of distributions	1,602	19,105	2,793	35,755
Shares redeemed	(10,393)	(129,963)	(4,015)	(61,922)
	2,610	18,514	4,038	52,153
Class P Shares(a)
Shares sold	—	—	143,625	1,901,458
Reinvestment of distributions	14,612	174,322	—	—
Shares redeemed	(2,719)	(32,450)	—	—
	11,893	141,872	143,625	1,901,458
Class R Shares
Shares sold	5	66	—	—
	5	66	—	—
Class R6 Shares
Shares sold	251,136	3,026,051	—	—
Shares redeemed	(5,989)	(75,463)	—	—
	245,147	2,950,588	—	—

NET INCREASE	124,593	$1,176,799	320,201	$4,275,976

(a)	Class P Shares commenced operations on April 17, 2018.

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Capital Growth Fund

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,061,909	$57,635,143	470,845	$14,194,828
Reinvestment of distributions	10,589,777	211,151,830	1,880,254	53,779,240
Shares redeemed	(2,968,011)	(65,729,718)	(2,606,109)	(78,544,576)
	9,683,675	203,057,255	(255,010)	(10,570,508)
Class C Shares
Shares sold	215,019	3,106,637	151,842	3,396,793
Reinvestment of distributions	658,461	8,079,315	308,446	6,554,474
Shares redeemed	(2,132,358)	(47,372,858)	(545,691)	(12,374,122)
	(1,258,878)	(36,186,906)	(85,403)	(2,422,855)
Institutional Shares
Shares sold	179,295	4,653,608	353,887	11,714,134
Reinvestment of distributions	645,191	14,798,485	383,700	12,097,584
Shares redeemed	(602,762)	(15,968,125)	(3,828,254)	(129,206,221)
	221,724	3,483,968	(3,090,667)	(105,394,503)
Service Shares
Shares sold	3,441	73,018	7,449	214,423
Reinvestment of distributions	26,626	503,495	4,219	116,439
Shares redeemed	(3,987)	(82,371)	(5,452)	(161,928)
	26,080	494,142	6,216	168,934
Investor Shares
Shares sold	33,997	1,017,960	77,368	2,371,012
Reinvestment of distributions	130,778	2,665,391	27,119	787,742
Shares redeemed	(80,635)	(1,935,249)	(113,254)	(3,457,931)
	84,140	1,748,102	(8,767)	(299,177)
Class P Shares(a)
Shares sold	24,006	536,888	2,945,245	100,138,566
Reinvestment of distributions	1,146,496	26,269,986	—	—
Shares redeemed	(798,430)	(19,531,160)	(31,994)	(1,103,766)
	372,072	7,275,714	2,913,251	99,034,800
Class R Shares
Shares sold	29,781	695,527	41,533	1,206,372
Reinvestment of distributions	133,698	2,517,533	25,005	690,229
Shares redeemed	(42,858)	(981,172)	(71,179)	(2,071,048)
	120,621	2,231,888	(4,641)	(174,447)
Class R6 Shares
Shares sold	160,479	3,602,969	1,366	47,640
Reinvestment of distributions	706	16,187	47	1,470
Shares redeemed	(1,915)	(45,003)	(236)	(7,879)
	159,270	3,574,153	1,177	41,231

NET INCREASE (DECREASE)	9,408,704	$185,678,316	(523,844)	$(19,616,525)

(a)	Class P Shares commenced operations on April 17, 2018.

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Concentrated Growth Fund

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	85,514	$1,488,069	47,183	$854,216
Reinvestment of distributions	37,996	567,276	27,951	462,041
Shares redeemed	(48,071)	(724,788)	(93,617)	(1,648,051)
	75,439	1,330,557	(18,483)	(331,794)
Class C Shares
Shares sold	9,396	130,972	14,977	216,086
Reinvestment of distributions	10,648	126,388	16,964	231,562
Shares redeemed	(75,221)	(1,140,262)	(45,413)	(655,381)
	(55,177)	(882,902)	(13,472)	(207,733)
Institutional Shares
Shares sold	19,037	339,503	238,715	4,461,612
Reinvestment of distributions	93,159	1,497,144	916,262	16,164,951
Shares redeemed	(158,426)	(2,572,316)	(8,058,774)	(155,237,739)
	(46,230)	(735,669)	(6,903,797)	(134,611,176)
Investor Shares
Shares sold	605	10,000	2,312	41,258
Reinvestment of distributions	2,918	44,432	2,890	48,582
Shares redeemed	(13,521)	(204,518)	(25,306)	(459,385)
	(9,998)	(150,086)	(20,104)	(369,545)
Class P Shares(a)
Shares sold	56,395	947,206	7,079,978	137,241,255
Reinvestment of distributions	899,567	14,440,076	—	—
Shares redeemed	(940,355)	(15,705,777)	(135,342)	(2,665,210)
	15,607	(318,495)	6,944,636	134,576,045
Class R Shares
Shares sold	136	2,053	190	3,196
Reinvestment of distributions	176	2,528	140	2,233
	312	4,581	330	5,429
Class R6 Shares
Shares sold	23,324	374,341	1,703	30,872
Reinvestment of distributions	715	11,480	373	6,572
Shares redeemed	(347)	(5,739)	(918)	(17,229)
	23,692	380,082	1,158	20,215

NET INCREASE (DECREASE)	3,645	$(371,932)	(9,732)	$(918,559)

(a)	Class P Shares commenced operations on April 17, 2018.

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Flexible Cap Fund

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	59,964	$610,740	44,120	$543,131
Reinvestment of distributions	39,617	416,480	124,283	1,426,826
Shares redeemed	(48,681)	(522,821)	(134,271)	(1,637,383)
	50,900	504,399	34,132	332,574
Class C Shares
Shares sold	14,149	132,702	12,370	134,674
Reinvestment of distributions	11,501	104,102	38,360	384,365
Shares redeemed	(19,335)	(177,117)	(50,716)	(575,778)
	6,315	59,687	14	(56,739)
Institutional Shares
Shares sold	5,190	68,080	145,836	2,009,232
Reinvestment of distributions	10,036	114,070	244,148	3,015,595
Shares redeemed	(81,698)	(947,812)	(1,016,698)	(13,457,112)
	(66,472)	(765,662)	(626,714)	(8,432,285)
Investor Shares
Shares sold	—	—	762	11,324
Reinvestment of distributions	465	5,174	3,905	47,179
Shares redeemed	(38)	(405)	(25,510)	(349,741)
	427	4,769	(20,843)	(291,238)
Class P Shares(a)
Shares sold	—	—	927,023	12,322,824
Reinvestment of distributions	81,854	930,190	—	—
Shares redeemed	(144,679)	(1,653,541)	(365)	(4,905)
	(62,825)	(723,351)	926,658	12,317,919
Class R Shares
Shares sold	97	1,056	206	2,469
Reinvestment of distributions	394	3,964	979	10,791
Shares redeemed	(1)	(15)	(3)	(38)
	490	5,005	1,182	13,222
Class R6 Shares
Shares sold	18,652	211,951	—	—
Reinvestment of distributions	94	1,068	241	2,983
Shares redeemed	(3,232)	(37,518)	—	—
	15,514	175,501	241	2,983

NET INCREASE (DECREASE)	(55,651)	$(739,652)	314,670	$3,886,436

(a)	Class P Shares commenced operations on April 17, 2018.

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Growth Opportunities Fund

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,866,891	$53,784,079	3,005,035	$67,000,700
Reinvestment of distributions	5,713,557	85,246,276	3,455,971	71,849,631
Shares redeemed	(6,253,568)	(112,997,235)	(8,739,880)	(199,979,605)
	2,326,880	26,033,120	(2,278,874)	(61,129,274)
Class C Shares
Shares sold	632,472	5,541,578	400,896	6,148,111
Reinvestment of distributions	2,034,557	17,090,278	1,349,765	19,409,623
Shares redeemed	(2,164,071)	(29,185,909)	(1,982,323)	(31,376,379)
	502,958	(6,554,053)	(231,662)	(5,818,645)
Institutional Shares
Shares sold	3,746,899	78,932,414	12,411,664	329,983,353
Reinvestment of distributions	9,354,603	176,053,628	9,590,336	235,922,256
Shares redeemed	(20,683,611)	(479,092,834)	(40,260,760)	(1,070,896,971)
	(7,582,109)	(224,106,792)	(18,258,760)	(504,991,362)
Service Shares
Shares sold	153,827	2,316,012	237,767	4,982,361
Reinvestment of distributions	504,280	7,014,537	249,919	4,950,893
Shares redeemed	(386,759)	(6,258,007)	(391,144)	(8,400,778)
	271,348	3,072,542	96,542	1,532,476
Investor Shares
Shares sold	1,676,490	29,885,379	820,227	19,406,624
Reinvestment of distributions	1,100,078	17,579,243	1,002,231	21,848,644
Shares redeemed	(1,765,216)	(36,065,824)	(3,306,711)	(78,457,853)
	1,011,352	11,398,798	(1,484,253)	(37,202,585)
Class P Shares(a)
Shares sold	47,795	964,504	3,451,924	91,853,054
Reinvestment of distributions	943,033	17,766,747	—	—
Shares redeemed	(1,241,788)	(25,817,659)	(35,796)	(968,937)
	(250,960)	(7,086,408)	3,416,128	90,884,117
Class R Shares
Shares sold	306,428	5,012,210	449,764	9,622,684
Reinvestment of distributions	896,518	12,497,449	508,819	10,105,151
Shares redeemed	(462,412)	(8,140,884)	(1,087,386)	(23,499,280)
	740,534	9,368,775	(128,803)	(3,771,445)
Class R6 Shares
Shares sold	1,759,285	43,634,657	4,998,110	134,945,824
Reinvestment of distributions	2,500,146	47,077,755	1,055,619	25,989,352
Shares redeemed	(3,687,066)	(73,987,746)	(2,046,665)	(54,035,350)
	572,365	16,724,666	4,007,064	106,899,826

NET DECREASE	(2,407,632)	$(171,149,352)	(14,862,618)	$(413,596,892)

(a)	Class P Shares commenced operations on April 17, 2018.

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small/Mid Cap Growth Fund

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,509,935	$30,308,122	2,856,873	$62,878,815
Reinvestment of distributions	2,664,057	44,942,631	1,843,608	37,701,786
Shares redeemed	(3,414,644)	(65,156,113)	(6,344,603)	(140,532,187)
	759,348	10,094,640	(1,644,122)	(39,951,586)
Class C Shares
Shares sold	587,909	9,052,114	992,863	18,937,194
Reinvestment of distributions	2,471,157	34,522,065	1,607,766	28,441,383
Shares redeemed	(2,782,806)	(44,750,840)	(2,578,133)	(49,560,402)
	276,260	(1,176,661)	22,496	(2,181,825)
Institutional Shares
Shares sold	5,774,341	118,050,452	8,798,646	207,228,586
Reinvestment of distributions	6,539,687	119,937,857	5,605,047	122,358,178
Shares redeemed	(13,064,591)	(254,293,235)	(22,560,284)	(539,432,759)
	(750,563)	(16,304,926)	(8,156,591)	(209,845,995)
Service Shares
Shares sold	140,303	2,722,270	283,721	6,132,180
Reinvestment of distributions	148,708	2,426,917	90,894	1,811,511
Shares redeemed	(125,559)	(2,419,868)	(367,940)	(8,095,318)
	163,452	2,729,319	6,675	(151,627)
Investor Shares
Shares sold	2,004,960	40,994,996	4,551,274	104,643,966
Reinvestment of distributions	4,131,670	72,965,292	2,624,748	55,592,168
Shares redeemed	(5,440,717)	(109,091,825)	(5,313,604)	(121,151,439)
	695,913	4,868,463	1,862,418	39,084,695
Class P Shares(a)
Shares sold	720,992	14,134,726	9,876,622	241,955,492
Reinvestment of distributions	1,858,301	34,099,828	—	—
Shares redeemed	(2,534,294)	(47,892,010)	(299,003)	(7,511,628)
	44,999	342,544	9,577,619	234,443,864
Class R Shares
Shares sold	135,845	2,450,671	317,878	6,760,064
Reinvestment of distributions	162,654	2,621,986	136,788	2,701,568
Shares redeemed	(343,472)	(6,545,742)	(677,172)	(14,382,347)
	(44,973)	(1,473,085)	(222,506)	(4,920,715)
Class R6 Shares
Shares sold	879,518	18,540,245	789,053	18,793,321
Reinvestment of distributions	342,894	6,292,101	139,018	3,036,144
Shares redeemed	(250,029)	(5,301,519)	(378,405)	(9,009,259)
	972,383	19,530,827	549,666	12,820,206

NET INCREASE	2,116,819	$18,611,121	1,995,655	$29,297,017

(a)	Class P Shares commenced operations on April 17, 2018.

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Growth Fund

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	429,058	$4,880,461	227,341	$3,001,385
Reinvestment of distributions	1,136,370	9,022,776	441,271	5,193,762
Shares redeemed	(611,134)	(5,249,326)	(1,831,457)	(25,715,496)
	954,294	8,653,911	(1,162,845)	(17,520,349)
Class C Shares
Shares sold	196,533	1,065,946	102,964	1,013,891
Reinvestment of distributions	359,395	1,890,416	229,878	2,126,375
Shares redeemed	(586,676)	(5,053,449)	(307,183)	(3,101,217)
	(30,748)	(2,097,087)	25,659	39,049
Institutional Shares
Shares sold	1,145,404	11,290,237	2,619,924	37,776,009
Reinvestment of distributions	2,171,746	19,362,035	3,577,991	45,552,679
Shares redeemed	(2,636,426)	(26,232,588)	(15,544,589)	(213,087,126)
	680,724	4,419,684	(9,346,674)	(129,758,438)
Service Shares
Shares sold	13,521	121,260	10,389	135,781
Reinvestment of distributions	23,135	180,451	9,390	109,589
Shares redeemed	(11,393)	(110,465)	(11,003)	(134,395)
	25,263	191,246	8,776	110,975
Investor Shares
Shares sold	139,864	1,931,002	44,221	627,778
Reinvestment of distributions	123,585	1,098,042	36,139	459,379
Shares redeemed	(141,047)	(1,378,963)	(61,744)	(857,438)
	122,402	1,650,081	18,616	229,719
Class P Shares(a)
Shares sold	130,182	1,226,996	7,127,774	100,285,960
Reinvestment of distributions	3,106,814	27,631,178	—	—
Shares redeemed	(2,542,973)	(25,391,640)	(107,358)	(1,520,921)
	694,023	3,466,534	7,020,416	98,765,039
Class R Shares
Shares sold	18,942	167,384	8,880	108,748
Reinvestment of distributions	418	3,190	528	6,082
Shares redeemed	(2,077)	(18,911)	(2,986)	(36,508)
	17,283	151,663	6,422	78,322
Class R6 Shares
Shares sold	41,101	363,495	—	—
Reinvestment of distributions	496	4,416	197	2,515
Shares redeemed	(523)	(4,927)	—	—
	41,074	362,984	197	2,515

NET INCREASE (DECREASE)	2,504,315	$16,799,016	(3,429,433)	$(48,053,168)

(a)	Class P Shares commenced operations on April 17, 2018.

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Technology Opportunities Fund

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,666,237	$41,412,994	1,564,274	$39,091,434
Reinvestment of distributions	2,856,623	55,275,661	808,376	18,511,810
Shares redeemed	(1,957,099)	(41,861,332)	(2,847,576)	(70,590,861)
	2,565,761	54,827,323	(474,926)	(12,987,617)
Class C Shares
Shares sold	116,390	1,902,445	234,796	4,852,099
Reinvestment of distributions	392,107	5,909,052	214,052	4,071,263
Shares redeemed	(1,312,909)	(28,236,419)	(577,501)	(11,975,931)
	(804,412)	(20,424,922)	(128,653)	(3,052,569)
Institutional Shares
Shares sold	429,179	10,559,192	1,208,572	32,670,100
Reinvestment of distributions	570,904	12,497,081	213,984	5,390,254
Shares redeemed	(794,306)	(20,448,672)	(1,962,841)	(55,514,738)
	205,777	2,607,601	(540,285)	(17,454,384)
Service Shares
Shares sold	278,094	6,446,898	785,455	19,288,469
Reinvestment of distributions	317,847	5,994,587	66,210	1,487,735
Shares redeemed	(376,870)	(8,074,144)	(477,019)	(11,667,353)
	219,071	4,367,341	374,646	9,108,851
Investor Shares
Shares sold	41,363	1,023,166	118,583	3,180,541
Reinvestment of distributions	171,725	3,690,377	65,944	1,638,714
Shares redeemed	(154,030)	(3,596,903)	(380,809)	(10,032,936)
	59,058	1,116,640	(196,282)	(5,213,681)
Class P Shares(a)
Shares sold	182,564	5,213,688	810,455	23,928,160
Reinvestment of distributions	207,017	4,533,680	—	—
Shares redeemed	(335,136)	(7,734,664)	(34)	(1,005)
	54,445	2,012,704	810,421	23,927,155
Class R6 Shares(b)
Shares sold	—	—	399	10,000
Reinvestment of distributions	92	2,018	—	—
	92	2,018	399	10,000

NET INCREASE (DECREASE)	2,299,792	$44,508,705	(154,680)	$(5,662,245)

(a)	Class P Shares commenced operations on April 17, 2018.
(b)	Commenced operations on December 29, 2017.

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Fund Expenses — Six Month Period Ended February 28, 2019 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class P, Class R or Class R6 Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 through February 28, 2019, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Blue Chip Fund				Capital Growth Fund				Concentrated Growth Fund				Flexible Cap Fund
Share Class	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*
Class A
Actual	$1,000.00	$994.90		$5.09	$1,000.00	$966.60		$5.56	$1,000.00	$959.00		$5.63	$1,000.00	$965.90		$4.68
Hypothetical 5% return	1,000.00	1,019.69	+	5.16	1,000.00	1,019.69	+	5.71	1,000.00	1,019.69	+	5.81	1,000.00	1,019.69	+	4.81
Class C
Actual	1,000.00	991.40		8.79	1,000.00	963.30		9.20	1,000.00	956.20		9.26	1,000.00	962.00		8.32
Hypothetical 5% return	1,000.00	1,015.97	+	8.90	1,000.00	1,015.42	+	9.44	1,000.00	1,015.32	+	9.54	1,000.00	1,016.31	+	8.55
Institutional
Actual	1,000.00	996.90		3.32	1,000.00	968.40		3.66	1,000.00	961.30		3.89	1,000.00	967.60		2.88
Hypothetical 5% return	1,000.00	1,021.47	+	3.36	1,000.00	1,021.08	+	3.76	1,000.00	1,020.83	+	4.01	1,000.00	1,021.87	+	2.96
Service
Actual	—	—		—	1,000.00	966.10		6.09	—	—		—	—	—		—
Hypothetical 5% return	—	—		—	1,000.00	1,021.08	+	6.26	—	—		—	—	—		—
Investor
Actual	1,000.00	996.40		3.86	1,000.00	967.80		4.34	1,000.00	960.50		4.42	1,000.00	967.80		3.46
Hypothetical 5% return	1,000.00	1,020.93	+	3.91	1,000.00	1,020.38	+	4.46	1,000.00	1,020.28	+	4.56	1,000.00	1,021.27	+	3.56
Class P
Actual	1,000.00	996.50		3.27	1,000.00	968.60		3.61	1,000.00	961.30		3.84	1,000.00	968.30		2.83
Hypothetical 5% return	1,000.00	1,021.52	+	3.31	1,000.00	1,021.52	+	3.71	1,000.00	1,021.52	+	3.96	1,000.00	1,021.52	+	2.91
Class R
Actual	1,000.00	994.10		6.33	1,000.00	965.40		6.77	1,000.00	958.10		6.85	1,000.00	964.80		5.89
Hypothetical 5% return	1,000.00	1,018.45	+	6.41	1,000.00	1,018.45	+	6.95	1,000.00	1,018.45	+	7.05	1,000.00	1,018.45	+	6.06
Class R6
Actual	1,000.00	997.00		3.27	1,000.00	968.50		3.61	1,000.00	961.20		3.84	1,000.00	968.10		2.83
Hypothetical 5% return	1,000.00	1,021.52	+	3.31	1,000.00	1,021.12	+	3.71	1,000.00	1,020.88	+	3.96	1,000.00	1,021.92	+	2.91

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Blue Chip	1.03%	1.78%	0.67%	—	0.78%	0.66%	1.28%	0.66%
Capital Growth	1.14	1.89	0.75	1.25%	0.89	0.74	1.39	0.74
Concentrated Growth	1.16	1.91	0.80	—	0.91	0.79	1.41	0.79
Flexible Cap Growth	0.96	1.71	0.59	—	0.71	0.58	1.21	0.58

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Fund Expenses — Six Month Period Ended February 28, 2019 (Unaudited) (continued)

	Growth Opportunities Fund				Small/Mid Cap Growth Fund				Strategic Growth Fund				Technology Opportunities Fund
Share Class	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*
Class A
Actual	$1,000.00	$988.30		$6.36	$1,000.00	$980.30		$6.24	$1,000.00	$959.60		$5.54	$1,000.00	$956.00		$6.60
Hypothetical 5% return	1,000.00	1,018.50	+	6.46	1,000.00	1,018.50	+	6.36	1,000.00	1,018.50	+	5.71	1,000.00	1,018.50	+	6.80
Class C
Actual	1,000.00	984.80		10.04	1,000.00	976.80		9.90	1,000.00	957.10		9.17	1,000.00	952.70		10.22
Hypothetical 5% return	1,000.00	1,014.68	+	10.19	1,000.00	1,014.78	+	10.09	1,000.00	1,015.42	+	9.44	1,000.00	1,014.33	+	10.54
Institutional
Actual	1,000.00	990.40		4.69	1,000.00	981.70		4.52	1,000.00	961.50		3.65	1,000.00	958.00		4.76
Hypothetical 5% return	1,000.00	1,020.08	+	4.76	1,000.00	1,020.23	+	4.61	1,000.00	1,021.08	+	3.76	1,000.00	1,019.93	+	4.91
Service
Actual	1,000.00	987.60		7.15	1,000.00	979.30		6.97	1,000.00	958.80		6.07	1,000.00	955.80		7.18
Hypothetical 5% return	1,000.00	1,017.75	+	7.25	1,000.00	1,017.75	+	7.10	1,000.00	1,017.75	+	6.26	1,000.00	1,017.75	+	7.40
Investor
Actual	1,000.00	989.80		5.13	1,000.00	981.10		5.01	1,000.00	960.60		4.33	1,000.00	957.30		5.39
Hypothetical 5% return	1,000.00	1,019.64	+	5.21	1,000.00	1,019.74	+	5.11	1,000.00	1,020.38	+	4.46	1,000.00	1,019.29	+	5.56
Class P
Actual	1,000.00	990.30		4.64	1,000.00	982.10		4.47	1,000.00	961.80		3.60	1,000.00	958.00		4.71
Hypothetical 5% return	1,000.00	1,020.28	+	4.71	1,000.00	1,020.28	+	4.56	1,000.00	1,020.28	+	3.71	1,000.00	1,020.28	+	4.86
Class R
Actual	1,000.00	987.70		7.59	1,000.00	979.00		7.46	1,000.00	958.50		6.75	—	—		—
Hypothetical 5% return	1,000.00	1,017.26	+	7.70	1,000.00	1,017.26	+	7.60	1,000.00	1,017.26	+	6.95	—	—		—
Class R6
Actual	1,000.00	990.00		4.64	1,000.00	982.10		4.47	1,000.00	961.60		3.60	1,000.00	957.90		4.76
Hypothetical 5% return	1,000.00	1,020.13	+	4.71	1,000.00	1,020.28	+	4.56	1,000.00	1,021.12	+	3.71	1,000.00	1,019.93	+	4.91

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Growth Opportunities	1.29%	2.04%	0.95%	1.45%	1.04%	0.94%	1.54%	0.94%
Small/Mid Cap Growth	1.27	2.02	0.92	1.42	1.02	0.91	1.52	0.91
Strategic Growth	1.14	1.89	0.75	1.25	0.89	0.74	1.39	0.74
Technology Opportunities	1.36	2.11	0.98	1.48	1.11	0.97	—	0.98

165

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.34 trillion in assets under supervision as of December 31, 2018, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Municipal Income Completion Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	N-11 Equity Fund
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund[4]
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on February 28, 2019, the Goldman Sachs Equity Growth Strategy Portfolio was renamed the Goldman Sachs Dynamic Global Equity Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels James A. McNamara Roy W. Templin Gregory G. Weaver

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and

Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer

and Principal Accounting Officer

Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 28, 2019 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2019 Goldman Sachs. All rights reserved. 162450-OTU-960957 EQGRWSAR-19/92K

Goldman Sachs Funds

Semi-Annual Report	February 28, 2019

Fundamental Equity Value Funds
Equity Income
Focused Value
Large Cap Value
Mid Cap Value
Small Cap Value
Small/Mid Cap Value

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Funds or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Service, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Fundamental Equity Value Funds

∎	EQUITY INCOME

∎	FOCUSED VALUE

∎	LARGE CAP VALUE

∎	MID CAP VALUE

∎	SMALL CAP VALUE

∎	SMALL/MID CAP VALUE

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

What Differentiates the Goldman Sachs Value Strategies’ Investment Process?

Goldman Sachs’ Fundamental Equity Value Strategies Team (the “Team”) believes that all successful investing should thoughtfully weigh two important attributes of a stock: price and prospects. Through independent fundamental research, the Team seeks to identify and invest in quality businesses that are selling at compelling valuations.

At the heart of our value investment philosophy is a belief in the rigorous analysis of business fundamentals. Our approach may include:

∎	Meetings with management teams and on-site company visits

∎	Industry-specific, proprietary financial and valuation models

∎	Assessment of management quality

∎	Analysis of each company’s competitive position and industry dynamics

∎	Interviews with competitors, suppliers and customers

We seek to invest in companies when we believe:

∎	Market uncertainty exists

∎	Their economic value is not recognized by the market

We seek to buy companies with quality characteristics. For us, this means companies that have:

∎	Sustainable operating earnings, or competitive advantage

∎	Excellent stewardship of capital

∎	Capability to earn above their cost of capital

∎	Strong or improving balance sheets and cash flow

Value portfolios that strive to offer:

∎	Capital appreciation potential as each company’s true value is recognized in the marketplace

∎	Investment style consistency

1

MARKET REVIEW

Goldman Sachs Fundamental Equity Value Funds

Market Review

Overall, U.S. equities lost ground during the six months ended February 28, 2019 (the “Reporting Period”). The last few months of 2018 were challenging for equities, with markets declining due to investor fears of a Federal Reserve (“Fed”) policy mistake and a global growth slowdown in both corporate earnings and economic data. The tumultuous fourth quarter of 2018 was unable to be overcome by a strong rally in the first two months of the new year, which was driven by oversold equity market conditions, better than consensus anticipated corporate earnings growth and steady macroeconomic data. The Standard & Poor’s 500 Index (the “S&P 500 Index”) ended the Reporting Period with a return of -3.04%. The Russell 3000® Index generated a return of -3.51%.

U.S. equities inched higher as the Reporting Period began in September 2018, driven by robust U.S. macroeconomic data relative to other developed markets and to emerging markets. Against a backdrop of solid economic growth, near-target inflation and healthy monthly job gains, the Fed raised interest rates by 25 basis points, in line with market expectations. (A basis point is 1/100th of a percentage point.) The successful outcome of North American Free Trade Agreement negotiations to its new incarnation as the United States-Mexico-Canada Agreement near month end was also supportive of market sentiment. U.S. equities then fell in October 2018, as investor sentiment rapidly deteriorated on escalating trade and political uncertainty and in a delayed response to an earlier sell-off in global rates. The correction resulted in tighter U.S. financial conditions, which had been resilient to Fed interest rate hikes earlier in the calendar year. U.S. equities saw a reprieve in November 2018 on more accommodative comments from Fed Chair Jerome Powell and encouraging progress in U.S.-China trade talks. However, the recovery was short-lived. U.S. equities subsequently plunged in December 2018 on renewed investor fears sparked by the arrest of a Chinese technology executive, a partial U.S. Federal government shutdown, the U.S. President’s criticism of Fed Chair Powell and reignited corporate earnings growth concerns. The Fed raised interest rates by another 25 basis points.

In January 2019, dovish Fed commentary indicating a pause in its hiking cycle, headlines of easing trade tensions and strong corporate earnings propelled U.S. equities higher despite the ongoing U.S. government shutdown and decelerating emerging market demand. (Dovish commentary tends to suggest lower interest rates; opposite of hawkish.) Investor sentiment improved as the release of generally healthy U.S. economic data and corporate earnings suggested that U.S. equity markets had likely oversold at the end of 2018. Toward month end, U.S. equities were supported by a resolution to the long-lasting U.S. government shutdown. The Fed kept its monetary policy unchanged at its January meeting and delivered dovish tilts, including the statement it would be “patient” and a description of inflationary pressures as “muted.”

The U.S. equity market rally continued in February 2019, as corporate earnings growth remained solid, surpassing consensus expectations, which had been reduced at the end of 2018. Investors also rallied around news the deadline for further U.S. tariffs on Chinese goods would be extended given promising developments in deal negotiations. The Fed reaffirmed its dovish tone, announcing its intention to conclude its balance sheet unwind in the near future. (The Fed unwinds, or shrinks, its balance sheet by selling securities on its balance sheet and/or not reinvesting maturing securities.) Additionally, U.S. equity markets were positively surprised by the 2.6% Gross Domestic Product (“GDP”) growth rate for the fourth quarter of 2018 reported at the end of the month. In further evidence of economic strength, U.S. unemployment remained low at 4.0%, and private payrolls grew by 296,000, beating the consensus estimate by 90,000.

2

MARKET REVIEW

For the Reporting Period overall, utilities, real estate and consumer staples, traditionally considered more defensive sectors, were the best performing sectors in the S&P 500 Index. The weakest performing sectors in the S&P 500 Index were energy, materials and information technology, each considered a more economically-sensitive cyclical sector.

Within the U.S. equity market, all capitalization segments posted single-digit negative absolute returns, but on a relative basis, mid-cap stocks, as measured by the Russell Midcap® Index, performed best, followed closely by large-cap stocks, as measured by the Russell 1000® Index, and then, at some distance, by small-cap stocks, as measured by the Russell 2000® Index. From a style perspective, value-oriented stocks outpaced growth-oriented stocks within the large-cap segment of the U.S. equity market, but growth outperformed value within the mid-cap segment, and performance within the small-cap segment was rather similar between the two styles. (All as measured by the FTSE Russell indices.)

Looking Ahead

Amidst an environment of positive but moderating corporate earnings growth and economic data, we continued to view U.S. equities at the end of the Reporting Period with measured optimism for the remainder of 2019. We think the risk/reward profile of the broad U.S. equity market had become more positive following the late-2018 sell-off, but that selectivity will likely be increasingly important in the months to come given higher volatility and downside risks involving trade, politics, slowing revenue growth and margin pressures.

A possible driver for U.S. equity returns in the coming months, in our view, revolves around strong growth momentum and generally positive economic data. GDP growth in the U.S. remained above-trend at the end of the Reporting Period, with the gap in GDP per capita growing steadily compared to the rest of both developed and emerging markets. The ISM Manufacturing Index remained firmly in expansionary territory, providing a durable backdrop, in our opinion, for continued GDP growth and U.S. equity returns. A well-rounded U.S. consumer has been another strong point for the U.S. economy, with above-trend consumer spending growth and suppressed levels of delinquency on consumer loans. At the end of the Reporting Period, we viewed smaller-cap equities as possibly the biggest beneficiary of the positive economic backdrop, as they have relatively high revenue exposure to the U.S.

In our view, Fed policy will likely remain a focal point for capital markets, with investors looking for more insights into the dovish pivot the Fed took in the last months of the Reporting Period. If markets continue rapidly appreciating, supported by an uptick in inflation and a tightening of the labor market, the Fed could again shift to a more hawkish stance. Conversely, if markets view the recently dovish Fed policy as a sign of deeper macroeconomic issues, returns could potentially soften.

While many investors are concerned about the late-economic cycle pressures on corporate revenue growth and margin expansion, we continued to see opportunities at the end of the Reporting Period, especially on a stock-specific basis. These pressures could create a greater dispersion of U.S. equity returns that we believe can benefit higher quality companies. We also believe pricing power may be an increasingly important factor in this environment, enabling companies to continue growing margins despite a subdued economic environment.

Regardless of market direction, our fundamental, bottom-up stock selection continues to drive our process, rather than headlines or sentiment. We maintain high conviction in the companies the Funds own and believe they have the potential to outperform relative to the broader market regardless of economic growth conditions. We continue to focus on undervalued companies

3

MARKET REVIEW

that we believe have comparatively greater control of their own destiny, such as innovators with differentiated products, companies with low cost structures or companies that have been investing in their own businesses and may be poised to gain market share. We maintain our discipline in identifying companies with what we believe to be strong or improving balance sheets, led by quality management teams and trading at discounted valuations. We remain focused on the long-term performance of the Funds.

As always, deep research resources, a forward-looking investment process and truly actively managed portfolios are keys, in our view, to both preserving capital and outperforming the market over the long term.

4

PORTFOLIO RESULTS

Goldman Sachs Equity Income Fund

Portfolio Composition

Under normal circumstances, the Fund invests at least 80% of its net assets in equity investments that the Goldman Sachs Fundamental Equity U.S. Equity Team considers to have favorable prospects for capital appreciation and/or dividend-paying ability. Although the Fund will invest primarily in publicly traded U.S. securities, including preferred and convertible securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may also invest up to 20% of its Net Assets in fixed income securities, such as government, corporate and bank debt obligations, that offer the potential to further the Fund’s investment objective of long-term capital appreciation and growth of income.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Equity Income Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares generated cumulative total returns, without sales charges, of -0.58%, -0.88%, -0.39%, -0.63%, -0.42%, -0.39%, -0.70% and -0.36%, respectively. These returns compare to the -1.62% cumulative total return of the Fund’s benchmark, the Russell 1000® Value Index (with dividends reinvested) (the “Russell Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	While the Fund posted negative absolute returns, it outperformed the Russell Index on a relative basis during the Reporting Period due primarily to effective stock selection. Sector allocation as a whole also contributed positively to the Fund’s relative performance.

Q	Which equity market sectors most significantly affected Fund performance?

A	Contributing positively to the Fund’s relative results was effective stock selection in the energy, industrials and utilities sectors. Having an overweight to utilities, which outperformed the Russell Index during the Reporting Period, also added value. The sectors that detracted most from the Fund’s relative results during the Reporting Period were consumer staples and information technology, wherein stock selection proved challenging. Allocation positioning within communication services also hurt.

Q	What were some of the Fund’s best-performing individual stocks?

A	The Fund benefited most relative to the Russell Index from positions in utilities company Pinnacle West Capital, pharmaceuticals company Pfizer and rail transportation company Union Pacific.

Pinnacle West Capital offers regulated retail and wholesale electricity in Arizona. Its stock appreciated following the rejection of a renewable energy requirement for electric utilities by voters. Arizona’s Proposition 127, a constitutionally-mandated renewable energy requirement, had weighed on the stock until it was overruled in early November 2018. We believe the defeat helped support the stock’s multiple expansion, boosted by a positive third quarter earnings per share and revenue results report that beat consensus estimates in November 2018. More favorable weather and lower federal income taxes also led to an increase for full-year 2018 guidance. At the end of the Reporting Period, we believed the company had a steady-state business with the potential to improve margins.

Pfizer develops and produces medicines and vaccines for a wide range of medical disciplines. Its share price increased through most of the Reporting Period due to multiple factors. First, the company was able to provide notable visibility for the next few years given its impressive drug pipeline. Second, its share price was supported by the lack of any patent cliffs in the foreseeable future, meaning the threat of generics is limited and mitigating a potential threat to revenues. Third, drug approvals by the Food and Drug

5

PORTFOLIO RESULTS

Administration benefited Pfizer’s stock during the Reporting Period. At the end of the Reporting Period, we believed Pfizer was trading at a relatively inexpensive valuation, had a management team committed to generating shareholder returns, and could benefit from what we view as one of the best drug pipelines in the industry.

Much of Union Pacific’s stock’s strong performance was driven by an announcement in early January 2019 naming a new Chief Operating Officer with a successful track record spanning four decades. Its share price also benefited from a strong earnings report mid-January and an announcement of share buybacks in February 2019. Overall, at the end of the Reporting Period, we believed Union Pacific had an accomplished and knowledgeable management team focused on improving operating metrics that could potentially continue generating shareholder value.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Detracting most from the Fund’s results relative to the Russell Index were positions in information technology giant Apple, processed and packaged foods manufacturer and seller Conagra Brands and regional bank Bank OZK.

Apple’s underperformance during the Reporting Period began when the company reported third quarter 2018 earnings at the start of November 2018. The report was received negatively by markets due to underwhelming forward guidance, softer iPhone sales, macro uncertainty and the announcement Apple will no longer be reporting unit details on products. However, the report had some silver lining, with solid cash flows and the repurchase of $20 billion worth of stock. Apple’s share price continued declining as the Reporting Period progressed due to lowered revenue guidance, legal challenges and declines in new iPhone orders. Its share price began to bounce back in January 2019 upon the announcement of fourth quarter 2018 earnings, which showed better than consensus anticipated iPhone sales and revenues that beat pre-announced numbers. Overall, at the end of the Reporting Period, we continued to like Apple given what we see as its potential for pricing power and unit growth, normalizing replacement rates and solid gross margins.

Conagra Brands’ share prices fell late-September 2018 when the company reported weaker than consensus expected earnings. However, we believe this was largely attributed to higher taxes, as the underlying business continued showing solid growth. Its share price again declined mid-December 2018 in response to a challenging earnings report that demonstrated issues with the acquisition of one of its peers. We viewed the acquisition concerns as a temporary headwind and continued to like the company at the end of the Reporting Period given our confidence in its base business and what we view as its relatively solid valuations and potential for significant outperformance if the company is able to continue turning around the business.

Bank OZK’s weak 2018 performance started in July 2018, before the Reporting Period began, when the bank announced disappointing second quarter 2018 earnings results. While the headline earnings per share number was in line with market expectations, slower loan growth and net interest margins were below consensus expectations. The majority of Bank OZK’s share price decline, however, came on a single day in mid-October 2018 upon the announcement the bank had two large delinquent loans, one residential and one commercial. This challenged our investment thesis on the stock, and we exited the Fund’s position, believing the incident would be a long-term headwind to Bank OZK’s stock price.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	During the Reporting Period, we initiated a Fund position in multinational consumer goods company Procter & Gamble. We believe the company could start to see an inflection from its recent consolidation, and we remain positive that its price cuts could help improve sales in emerging markets. Additionally, we are confident in its management’s ability to adapt to the changing landscape and various business challenges. We think its innovative pipeline and brand awareness may well lead to continued sales momentum going forward.

We established a Fund position in CMS Energy, a regulated electric, gas and enterprises utility operating in Michigan. We are confident in the company’s exposure to the favorable regulatory constructs in Michigan. We also believe the company was undervalued at the time of purchase given its consistent earnings per share growth and what we see as its effective management team and solid performance across a broad range of market cycles.

6

PORTFOLIO RESULTS

Conversely, in addition to the sale already mentioned, we exited the Fund’s position in AT&T, one of the largest telecommunications companies in the U.S. Its stock remained relatively flat during the Reporting Period but was challenged in October 2018 upon issuing its third quarter 2018 earnings report, which highlighted significant losses in its television business and a decrease in its advertisement revenues. Additionally, certain competitors have become better positioned in the industry, in our view. While we originally liked the company for its diverse business base and industry positioning, we sold the stock in favor of companies we consider more directly exposed to the positive secular trends in the wireless industry.

We sold the Fund’s position in ConocoPhillips, a natural gas and oil exploration and production company. After a span of strong performance related to improved company fundamentals and an appreciation of oil prices, ConocoPhillips hit our price target. We decided to sell the position to fund higher conviction ideas.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	Effective September 30, 2018, Sean Gallagher retired from Goldman Sachs and no longer serves as a portfolio manager for the Fund. Dan Lochner and Charles “Brook” Dane continue to serve as portfolio managers for the Fund.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s allocations compared to the Russell Index in utilities, energy and consumer discretionary increased. The Fund’s exposure to health care, information technology and consumer staples decreased compared to the Russell Index.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2019?

A	At the end of February 2019, the Fund had overweight positions relative to the Russell Index in the health care, utilities and energy sectors. On the same date, the Fund had underweight positions compared to the Russell Index in financials and consumer discretionary and was rather neutrally weighted to the Russell Index in information technology, consumer staples, real estate, industrials, materials and communication services.

7

FUND BASICS

Equity Income Fund

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]

Class A	-0.58%	-1.62%
Class C	-0.88	-1.62
Institutional	-0.39	-1.62
Service	-0.63	-1.62
Investor	-0.42	-1.62
Class P	-0.39	-1.62
Class R	-0.70	-1.62
Class R6	-0.36	-1.62

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The unmanaged Russell 1000 Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-11.27%	3.65%	8.71%	6.52%	2/5/93
Class C	-7.64	4.06	8.52	3.02	8/15/97
Institutional	-5.72	5.25	9.76	5.82	6/3/96
Service	-6.19	4.72	9.22	5.37	3/6/96
Investor	-5.85	5.10	9.60	4.40	11/30/07
Class P	N/A	N/A	N/A	-4.78	4/17/18
Class R	-6.34	4.56	9.05	3.88	11/30/07
Class R6	-5.70	N/A	N/A	3.86	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Effective July 30, 2018, Class C Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is ten years after the purchase date. Because Institutional, Service, Investor, Class P, Class R, and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

8

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.08%	1.27%
Class C	1.83	2.02
Institutional	0.73	0.88
Service	1.23	1.38
Investor	0.83	1.02
Class P	0.72	0.87
Class R	1.33	1.52
Class R6	0.72	0.87

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[5]

Holding	% of Net Assets	Line of Business

Johnson & Johnson	4.6%	Pharmaceuticals
Chevron Corp.	3.6	Oil, Gas & Consumable Fuels
Cisco Systems, Inc.	3.2	Communications Equipment
JPMorgan Chase & Co.	3.1	Banks
Verizon Communications, Inc.	3.0	Diversified Telecommunication Services
Pfizer, Inc.	2.9	Pharmaceuticals
Medtronic PLC	2.6	Health Care Equipment & Supplies
Royal Dutch Shell PLC Class B ADR	2.4	Oil, Gas & Consumable Fuels
The Procter & Gamble Co.	2.3	Household Products
Exxon Mobil Corp.	2.1	Oil, Gas & Consumable Fuels

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

9

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]

As of February 28, 2019

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

10

PORTFOLIO RESULTS

Goldman Sachs Focused Value Fund

Portfolio Composition

The Fund’s investment objective is to seek long-term capital appreciation. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a portfolio of equity investments, including common stocks, preferred stocks and other securities and instruments having equity characteristics. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in approximately 20-40 companies that are considered value opportunities, which the Investment Adviser defines as companies with identifiable competitive advantages whose intrinsic value is not reflected in the stock price. The Fund may invest in securities of companies of any capitalization. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 20% of its total assets in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may invest in fixed income securities, such as government, corporate and bank debt obligations.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Focused Value Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, Class C, Institutional, Investor, Class P, Class R and Class R6 Shares generated cumulative total returns, without sales charges, of -2.20%, -2.55%, -1.93%, -2.14%, -2.06%, -2.30% and -1.98%, respectively. These returns compare to the -1.62% cumulative total return of the Fund’s benchmark, the Russell 1000® Value Index (with dividends reinvested) (the “Russell Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund underperformed the Russell Index on a relative basis due primarily to sector allocation as a whole. Stock selection overall contributed positively to the Fund’s performance relative to the Russell Index during the Reporting Period.

Q	Which equity market sectors most significantly affected Fund performance?

A	The sectors that most meaningfully detracted from the Fund’s relative results during the Reporting Period were materials, information technology and consumer staples, wherein both stock selection and allocation positioning in each proved challenging. Partially offsetting these detractors was effective stock selection and allocation positioning in communication services, industrials and financials, which contributed positively.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Detracting most from the Fund’s results relative to the Russell Index were positions in materials, chemicals and agricultural products developer DowDuPont, health care conglomerate CVS Health and petroleum refiner and transporter Marathon Petroleum.

Most of DowDuPont’s share price decline occurred during the first two months of the Reporting Period. Its share price fell at the end of September 2018 driven both by weakness in the materials and chemicals industries and by negative reports by several analysts. In October 2018, DowDuPont disclosed a $4.6 billion write-down of goodwill*, which was viewed negatively by investors. Despite the decline in the stock, we remained optimistic at the end of the Reporting Period on the company’s ability to unlock operating synergies, decrease costs and deploy cash on high return projects to further improve profitability. Overall, we believed DowDuPont was well positioned to benefit from inflecting

*	Goodwill impairment is an earnings charge that companies record on their income statements after they identify that there is persuasive evidence that the asset associated with the goodwill can no longer demonstrate financial results that were expected from it at the time of its purchase. Because many companies acquire other firms and pay a price that exceeds the fair value of identifiable assets and liabilities that the acquired firm possesses, the difference between the purchase price and the fair value of acquired assets is recorded as goodwill. However, if unforeseen circumstances arise that decrease expected cash flows from acquired assets, their fair value can be lower than what was originally paid for them, and a company must book a goodwill impairment.

11

PORTFOLIO RESULTS

cyclical tailwinds across multiple business segments as it works to improve its operations and unlock efficiencies.

CVS Health’s share price declined in October 2018 when the company faced regulatory challenges regarding its upcoming acquisition of Aetna. Its stock sold off more significantly in December 2018 and into 2019, as regulatory issues resurfaced and earnings fell short of consensus expectations. Given these challenges, we decided to exit the position in favor of what we saw as better risk/reward opportunities elsewhere.

The majority of Marathon Petroleum’s weak performance was due to broader declines in the energy sector, as oil prices fell significantly during the Reporting Period. We viewed this as a temporary headwind and a possible long-term positive given the company’s relatively lower exposure to the commodity. Additionally, the company had recently acquired one of its peers in a deal we viewed as value accretive with significant potential synergies. Overall, at the end of the Reporting Period, we continued to like this company given what we consider to be its solid positioning amidst increased regulation, possible synergies, a steady macro environment and its management’s commitment to returning shareholder value through dividends and share buybacks.

Q	What were some of the Fund’s best-performing individual stocks?

A	The Fund benefited most relative to the Russell Index from positions in pharmaceutical company Eli Lilly, rail transportation company Union Pacific and telecommunications company Verizon Communications.

Eli Lilly’s stock climbed through most of November 2018 after the company reported solid quarterly results in which it beat consensus earnings per share and revenue expectations and also raised guidance for the full year 2018. Then, in December 2018, Eli Lilly shares benefited from the announcement of better than market expected 2019 guidance, featuring significant improvements in revenue growth and long-term sales growth. The company had a volatile month of trading in January 2019, finishing the month in positive territory but lagging the health care sector as well as the broad U.S. equity market. Early on, a negative headline on drug pricing pressured the stock along with that of other pharmaceutical companies. Then news of Eli Lilly’s acquisition of Loxo Oncology, a cancer drug company, helped give a boost to its shares. These gains were quickly erased after a phase 3 soft tissue study did not meet its primary objective, leading the Food and Drug Administration to recommend new patients not start using the drug. All in all, we viewed January 2019 as a month of primarily short-term trading noise that did not alter the underlying fundamentals of the company or why we favor it. At the end of the Reporting Period, we believed the company maintained strong risk/reward prospects versus its peers, and we saw an upside to its diabetes franchise. We were also optimistic about its management’s commitment to creating shareholder value through increased dividends and share repurchases. Additionally, we viewed the company’s split with Elanco, its former animal health business segment, as value accretive. Overall, we viewed Eli Lilly as a high quality pharmaceuticals business with leading franchises, a robust drug pipeline and an improving financial profile.

Much of Union Pacific’s stock’s strong performance was driven by an announcement in early January 2019 naming a new Chief Operating Officer with a successful track record spanning four decades. Its share price also benefited from a strong earnings report mid-January and an announcement of share buybacks in February 2019. Overall, at the end of the Reporting Period, we believed Union Pacific had an accomplished and knowledgeable management team focused on improving operating metrics that could potentially continue generating shareholder value.

Verizon Communications’ stock appreciated significantly in October 2018, resulting from a strong earnings report that featured reduced subscriber attrition, improved revenues and potential for fifth-generation (“5G”) growth. While we remain positive on some of the company’s opportunities moving forward and on improving wireless market conditions, given its significant increase in share price, we exited the Fund’s position in Verizon Communications in favor of what we saw as better risk/reward opportunities elsewhere.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A

During the Reporting Period, we initiated a Fund position in NextEra Energy, an electric power and energy infrastructure company located in Florida. We believe NextEra Energy is a high quality utilities company in a constructive regulatory environment. We are also positive on the company’s

12

PORTFOLIO RESULTS

renewable energy efforts, including wind, natural gas and solar energy infrastructures.

We established a Fund position in Honeywell International, a large industrial conglomerate. We are confident in the company given what we see as its impressive management execution and solid organic growth. Additionally, we believe the stock has positive upside opportunities given the potential alleviation of certain cost pressures relative to prices.

Conversely, in addition to those sales mentioned earlier, we eliminated the Fund’s position in Berkshire Hathaway, a multinational conglomerate holding company. While we still like many aspects of the company, including what we consider to be solid free cash flows, optionality with excess cash and improving insurance operations, we became more concerned around immediate prospects for buying whole businesses because of high valuations. (In business, optionality is the value of additional optional investment opportunities available only after having made an initial investment.) Given this view, we exited the position in favor of higher conviction ideas elsewhere.

We exited the Fund’s position in Zimmer Biomet Holdings, a large medical device company. We liked the company for its improving supply constraint, new products and solid valuation. However, as the stock performed well and our investment thesis played out, we sold the position in favor of what we felt were better risk/reward opportunities elsewhere.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	Effective September 30, 2018, Sean Gallagher retired from Goldman Sachs and no longer serves as a portfolio manager for the Fund. Charles “Brook” Dane continues to serve as portfolio manager for the Fund.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s allocations compared to the Russell Index in industrials, health care and consumer staples increased. The Fund’s exposure to the information technology, materials and financials sectors decreased compared to the Russell Index.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2019?

A	At the end of February 2019, the Fund was overweight in industrials, communication services and consumer discretionary relative to the Russell Index. On the same date, the Fund was underweight in financials, real estate and information technology and was rather neutrally weighted to the Russell Index in materials, health care, energy, utilities and consumer staples at the end of February 2019.

13

FUND BASICS

Focused Value Fund

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]

Class A	-2.20%	-1.62%
Class C	-2.55	-1.62
Institutional	-1.93	-1.62
Investor	-2.14	-1.62
Class P	-2.06	-1.62
Class R	-2.30	-1.62
Class R6	-1.98	-1.62

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The unmanaged Russell 1000 Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Since Inception	Inception Date

Class A	-14.75%	0.46%	7/31/15
Class C	-11.25	1.41	7/31/15
Institutional	-9.36	2.54	7/31/15
Investor	-9.48	2.39	7/31/15
Class P	N/A	-6.91	4/17/18
Class R	-9.96	1.88	7/31/15
Class R6	-9.33	2.58	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Investor, Class P, Class R, and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

14

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.08%	5.80%
Class C	1.83	6.55
Institutional	0.73	5.41
Investor	0.83	5.55
Class P	0.72	5.40
Class R	1.33	6.05
Class R6	0.72	5.40

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[5]

Holding	% of Net Assets	Line of Business

Alphabet, Inc. Class A	5.4%	Interactive Media & Services

NextEra Energy, Inc.	5.3	Electric Utilities

Bank of America Corp.	5.1	Banks

Walmart, Inc.	5.1	Food & Staples Retailing

Honeywell International, Inc.	5.1	Industrial Conglomerates

American Express Co.	3.6	Consumer Finance

JPMorgan Chase & Co.	3.5	Banks

Union Pacific Corp.	3.5	Road & Rail

DowDuPont, Inc.	3.4	Chemicals
The Cooper Cos., Inc.	3.1	Health Care Equipment & Supplies

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

15

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]

As of February 28, 2019

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

16

PORTFOLIO RESULTS

Goldman Sachs Large Cap Value Fund

Portfolio Composition

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity investments in large-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell 1000® Value Index at the time of investment. The Fund seeks its investment objective of long-term capital appreciation by investing in value opportunities that the Goldman Sachs Fundamental Equity U.S. Equity Team defines as companies with identifiable competitive advantages whose intrinsic value is not reflected in the stock price. Although the Fund will invest primarily in publicly traded U.S. securities, including securities of issuers in countries with emerging markets or economies and preferred and convertible securities, it may invest in foreign securities, including securities quoted in foreign currencies. The Fund may also invest in fixed income securities, such as government, corporate and bank debt obligations.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Large Cap Value Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares generated cumulative total returns, without sales charges, of -2.40%, -2.77%, -2.28%, -2.52%, -2.36%, -2.23%, -2.60% and -2.24%, respectively. These returns compare to the -1.62% cumulative total return of the Fund’s benchmark, the Russell 1000® Value Index (with dividends reinvested) (the “Russell Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund underperformed the Russell Index during the Reporting Period, attributable to both sector allocation and stock selection overall.

Q	Which equity market sectors most significantly affected Fund performance?

A	Detracting most from the Fund’s performance relative to the Russell Index were consumer discretionary, materials and consumer staples, wherein stock selection in each was comparatively weak. Having an underweighted allocation to consumer staples, which outpaced the Russell Index during the Reporting Period, also hurt. Partially offsetting these detractors was the positive contribution made by effective stock selection in information technology, utilities and communication services.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Detracting most from the Fund’s results relative to the Russell Index were positions in Delphi Technologies, a developer, designer and manufacturer of integrated powertrain technologies; Encana, an oil exploration and production company; and Bank OZK, a regional bank.

In October 2018, the stock of Delphi Technologies declined after the company announced the departure of its Chief Executive Officer and revised its outlook downward for the full year 2018. In its outlook, Delphi Technologies forecasted revenue for the full year to be consistent with the prior year level, compared to the previous guidance, which had projected low single-digit revenue growth. Upon the news, multiple research analysts downgraded the stock, sending its shares lower. In November 2018, Delphi Technologies reported weak quarterly results. Its quarterly results and guidance were in line with preannouncements, but its 2019 preliminary guidance was significantly below consensus expectations, as industry volumes continued to face headwinds, specifically in China, where there was negative product mix. We decided to sell the position in January 2019 given what we viewed as the company’s substantial operational and structural challenges, exacerbated by uncertainty related to its management change and potential macro headwinds.

17

PORTFOLIO RESULTS

There were few company-specific drivers of weaker stock performance for Encana during the Reporting Period. Its share price was more negatively affected by the sell-off in oil prices late in 2018. While we originally liked the company for its low cost structure, our investment thesis changed upon its acquisition of another company that, in our opinion, did not fit Encana’s long-term strategy and could negatively impact the quality of its business. Strict to our sell discipline, we exited the Fund position in favor of what we believed were better risk/reward opportunities elsewhere.

Bank OZK’s weak 2018 performance started in July 2018, before the Reporting Period began, when the bank announced disappointing second quarter 2018 earnings results. While the headline earnings per share number was in line with market expectations, slower loan growth and net interest margins were below consensus expectations. The majority of Bank OZK’s share price decline, however, came on a single day in mid-October 2018 upon the announcement the bank had two large delinquent loans, one residential and one commercial. This challenged our investment thesis on the stock, and we exited the Fund’s position, believing the incident would be a long-term headwind to Bank OZK’s stock price.

Q	What were some of the Fund’s best-performing individual stocks?

A	The Fund benefited most relative to the Russell Index from positions in enterprise software solutions company Red Hat, pharmaceutical company Eli Lilly and regulated utility Xcel Energy.

Shares of Red Hat, a new purchase for the Fund during the Reporting Period, soared in late October 2018 after IBM announced an offer to acquire Red Hat for a significant premium to its market price. This acquisition was in line with our thesis that the software industry is ripe for consolidation. We also believe Red Hat has impressive growth prospects, led mostly by new business, and has solid sales capacity through its partnerships with cloud providers. While we were encouraged by this news and continued to monitor developments as both companies work toward finalizing the acquisition, we opted to sell the Fund’s position in Red Hat, taking profits.

Eli Lilly’s stock climbed through most of November 2018 after the company reported solid quarterly results in which it beat consensus earnings per share and revenue expectations and also raised guidance for the full year 2018. Then, in December 2018, Eli Lilly shares benefited from the announcement of better than market expected 2019 guidance, featuring significant improvements in revenue growth and long-term sales growth. The company had a volatile month of trading in January 2019, finishing the month in positive territory but lagging the health care sector as well as the broad U.S. equity market. Early on, a negative headline on drug pricing pressured the stock along with that of other pharmaceutical companies. Then news of Eli Lilly’s acquisition of Loxo Oncology, a cancer drug company, helped give a boost to its shares. These gains were quickly erased after a phase 3 soft tissue study did not meet its primary objective, leading the Food and Drug Administration to recommend new patients not start using the drug. All in all, we viewed January 2019 as a month of primarily short-term trading noise that did not alter the underlying fundamentals of the company or why we favor it. At the end of the Reporting Period, we believed the company maintained strong risk/reward prospects versus its peers, and we saw an upside to its diabetes franchise. We were also optimistic about its management’s commitment to creating shareholder value through increased dividends and share repurchases. Additionally, we viewed the company’s split with Elanco, its former animal health business segment, as value accretive. Overall, we viewed Eli Lilly as a high quality pharmaceuticals business with leading franchises, a robust drug pipeline and an improving financial profile.

Xcel Energy specializes in electricity and natural gas. Part of its strong performance was a factor of the general outperformance of the utilities sector in the volatile end to 2018. Additionally, its share price benefited from the company’s purchase of an energy center in Minnesota in November 2018 and the announcement of a cash dividend increase in February 2019. At the end of the Reporting Period, we continued to like what we see as the company’s above-average growth prospects driven by its investment in renewable energy. Additionally, we viewed its valuation as attractive at the end of the Reporting Period and believed the regulatory environment was supportive for the company.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	During the Reporting Period, in addition to those purchases already mentioned, we established a Fund position in

18

PORTFOLIO RESULTS

banking company Wells Fargo & Company. We are impressed by the company’s relatively inexpensive valuation given an increase in its loan pipeline, loan growth and deposits. We also believe the company’s concrete steps to limit reputational and regulatory risks could continue having a positive effect.

We initiated a Fund position in fast-food restaurant company McDonald’s. Its stock had lagged the overall market during the third quarter of 2018, which we believe presented an attractive opportunity to add back what we view as a best-in-class franchise to the Fund’s portfolio after selling it in the Fund’s prior fiscal year. We are positive on many of the strategic initiatives McDonald’s has been rolling out, including a revamped value menu and fresh beef hamburgers, which we believe can help boost its stock. In our view, McDonald’s has a strong balance sheet with robust free cash flow and good return on equity. We also believe it was attractively valued at the time of purchase and poised for growth and market share gains.

Conversely, in addition to those sales already mentioned, we eliminated the Fund’s position in United Technologies, an aerospace manufacturing and services company. Following a positive third quarter 2018 earnings report, our investment thesis on the company was invalidated in late November 2018 upon the announcement the company would split into three companies controlling the Heating, Ventilation and Air Conditioning (“HVAC”), Elevator and Aerospace and Defense businesses separately. We exited the position in favor of what we saw as better risk/reward opportunities elsewhere.

We sold the Fund’s position in Equity Residential, a multifamily real estate investment trust that manages apartment complexes in the U.S. We had purchased the company because of what we considered to be its high quality portfolio of assets, strong balance sheet and valuation, the latter of which was well below the value of its assets. However, its stock price significantly appreciated in 2018, making its valuation appear less attractive. For this reason, we exited the position in favor of what we felt were better risk/reward opportunities elsewhere.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	Effective September 30, 2018, Sean Gallagher retired from Goldman Sachs and no longer serves as a portfolio manager for the Fund. Charles “Brook” Dane continues to serve as portfolio manager for the Fund.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s allocations compared to the Russell Index in health care and consumer staples increased. The Fund’s exposure to information technology and industrials decreased compared to the Russell Index.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2019?

A	At the end of February 2019, the Fund had overweight positions relative to the Russell Index in the communication services and health care sectors. On the same date, the Fund had underweight positions compared to the Russell Index in financials and materials and had rather neutral allocations relative to the Russell Index in information technology, energy, industrials, consumer discretionary, utilities, consumer staples and real estate.

19

FUND BASICS

Large Cap Value Fund

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]

Class A	-2.40%	-1.62%
Class C	-2.77	-1.62
Institutional	-2.28	-1.62
Service	-2.52	-1.62
Investor	-2.36	-1.62
Class P	-2.23	-1.62
Class R	-2.60	-1.62
Class R6	-2.24	-1.62

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The unmanaged Russell 1000 Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-13.88%	2.32%	8.61%	4.98%	12/15/99
Class C	-10.47	2.72	8.42	4.50	12/15/99
Institutional	-8.61	3.86	9.64	5.69	12/15/99
Service	-9.03	3.36	9.11	5.20	12/15/99
Investor	-8.67	3.74	9.50	4.11	11/30/07
Class P	N/A	N/A	N/A	-6.93	4/17/18
Class R	-9.14	3.22	8.96	3.61	11/30/07
Class R6	-8.56	N/A	N/A	1.93	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Effective July 30, 2018, Class C Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is ten years after the purchase date. Because Institutional, Service, Investor, Class P, Class R, and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

20

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.11%	1.24%
Class C	1.86	1.99
Institutional	0.79	0.85
Service	1.29	1.35
Investor	0.86	0.99
Class P	0.78	0.84
Class R	1.36	1.49
Class R6	0.78	0.84

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[5]

Holding	% of Net Assets	Line of Business

JPMorgan Chase & Co.	3.6%	Banks
Berkshire Hathaway, Inc. Class B	3.5	Diversified Financial Services
Bank of America Corp.	3.0	Banks
Verizon Communications, Inc.	2.9	Diversified Telecommunication Services
Johnson & Johnson	2.8	Pharmaceuticals
Chevron Corp.	2.7	Oil, Gas & Consumable Fuels
Cisco Systems, Inc.	2.7	Communications Equipment
The Procter & Gamble Co.	2.6	Household Products
Comcast Corp. Class A	2.3	Media
Exxon Mobil Corp.	2.2	Oil, Gas & Consumable Fuels

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

21

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]

As of February 28, 2019

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

22

PORTFOLIO RESULTS

Goldman Sachs Mid Cap Value Fund

Portfolio Composition

The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) (“Net Assets”) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap® Value Index at the time of investment. The Fund seeks its investment objective of long-term capital appreciation by investing in value opportunities that the Investment Adviser defines as companies with identifiable competitive advantages whose intrinsic value is not reflected in the stock price. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may also invest in the aggregate up to 20% of its Net Assets in companies with public stock market capitalizations outside the range of companies constituting the Russell Midcap® Value Index at the time of investment and in fixed income securities, such as government, corporate and bank debt obligations.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Fundamental Equity U.S. Equity Team discusses the Goldman Sachs Mid Cap Value Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares generated cumulative total returns, without sales charges, of -2.56%, -2.96%, -2.40%, -2.63%, -2.48%, -2.38%, -2.72% and -2.39%, respectively. These returns compare to the -3.98% cumulative total return of the Fund’s benchmark, the Russell Midcap® Value Index (with dividends reinvested) (the “Russell Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	While the Fund posted negative absolute returns, it outperformed the Russell Index on a relative basis during the Reporting Period due primarily to effective stock selection. Sector allocation as a whole also contributed positively to the Fund’s relative performance.

Q	Which equity market sectors most significantly affected Fund performance?

A	Contributing most positively to the Fund’s performance relative to the Russell Index was effective stock selection in information technology, materials and real estate. Only partially offsetting these positive contributors was weaker stock selection in industrials, consumer discretionary and consumer staples, which detracted.

Q	What were some of the Fund’s best-performing individual stocks?

A	The Fund benefited most relative to the Russell Index from positions in metal packaging company Ball, enterprise software solutions company Red Hat and regional bank Signature Bank.

Ball produces metal packaging goods for beverages, household products and aerospace technologies. Its stock’s weakness in the first half of 2018 turned around during the Reporting Period, as challenges surrounding its acquisition of Rexam, a London-based metal beverage can maker, began to subside. Its stock also reacted positively to an earnings report in October 2018 that highlighted strong cash generation and better than consensus expected sales and core earnings before interest, taxes, depreciation and amortization across all sectors. At the end of the Reporting Period, we viewed Ball as a highly diversified company with a growing market share in the defense industry, as a leader in the fragmented aerosol space and as one of the more sustainable companies in beverage can production. Additionally, we saw positive upside potential moving forward given the company’s wide range of commercial opportunities to leverage its new global leadership position along with the possibility of a multi-year stretch of margin improvement.

Shares of Red Hat, a new purchase for the Fund during the Reporting Period, soared in late October 2018 after IBM announced an offer to acquire Red Hat for a significant premium to its market price. This acquisition was in line with our thesis that the software industry is ripe for consolidation.

23

PORTFOLIO RESULTS

We also believe Red Hat has impressive growth prospects, led mostly by new business, and has solid sales capacity through its partnerships with cloud providers.

Signature Bank is located primarily in the northeastern U.S. The strong performance of Signature Bank’s stock was primarily driven by an earnings report in January 2019 that showed improved earnings per share and revenues in addition to the announcement of a cash dividend. Quarter-over-quarter loan growth was particularly strong as well. At the end of the Reporting Period, we continued to like the stock given what we see as the company’s notable growth opportunities, potential for net interest income expansion and its management’s efforts to grow the regional bank’s deposit base.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Detracting most from the Fund’s results relative to the Russell Index were positions in processed and packaged foods manufacturer and seller Conagra Brands, exploration and production oil company WPX Energy and transportation and logistics company XPO Logistics.

Conagra Brands’ share prices fell late-September 2018 when the company reported weaker than consensus expected earnings. However, we believe this was largely attributed to higher taxes, as the underlying business continued showing solid growth. Its share price again declined mid-December 2018 in response to a challenging earnings report that demonstrated issues with the acquisition of one of its peers. We viewed the acquisition concerns as a temporary headwind and continued to like the company at the end of the Reporting Period given our confidence in its base business and what we view as its relatively solid valuations and potential for significant outperformance if the company is able to continue turning around the business.

WPX Energy’s operations are primarily in the Williston and Permian Basins. Its stock had performed fairly well during the beginning of 2018 due to strong production and a divestiture to fund debt reduction. But its stock declined in the fourth quarter of 2018 in tandem with oil prices, as oil fell from approximately $75 per barrel to $45 per barrel during the quarter. WPX Energy performed in line with other exploration and production companies, with no company-specific issues. Similar to other exploration and production companies, WPX Energy announced it would slow growth to adjust to the lower oil price environment and spend within cash flow, which had the company growing at anticipated rates of approximately 20% and 15% in 2019 and 2020, respectively. At the end of the Reporting Period, we still had high conviction in WPX Energy given what we see as its impressive portfolio of low-cost acreage in the Permian Basin and relative attractiveness to small-cap peers.

While there were no stock-specific reasons for the decline in XPO Logistics’ share price during a volatile October 2018, the company, along with others in the industrials and freight industries, underperformed for the month. In mid-December 2018, a hedge fund issued a report that sent XPO Logistics’ shares tumbling more than 26% in one day. We were not particularly troubled by our initial read-through of the analysis but recognized several aspects that warranted follow up. After assessing various factors, we confirmed our previously held view that XPO Logistics’ business was well aligned with the structural changes in the freight industry, such as outsourcing and labor-saving technology, e-commerce exposure and the implementation of electronic logging devices. The market eventually recognized this as well, and its shares recovered all of the losses prompted by the hedge fund report. However, unrelated to the report, XPO Logistics’ stock tumbled in February 2019 after the company released its fourth quarter 2018 earnings report that revealed results below market estimates on earnings per share, revenue and 2019 guidance. Its management cited a reduction in business from its largest client, expressing it would negatively impact its growth for 2019. These developments led us to exit the Fund’s position in XPO Logistics.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	During the Reporting Period, we initiated a Fund position in AvalonBay Communities, a developer and owner of multi-family apartment communities in the U.S. We purchased the company given our confidence in what we believe is its supportive management team, robust development pipeline and strong balance sheet.

We established a Fund position in US Foods Holding, a food service distributor. We purchased its stock after inflationary pressures began to subside, having a positive effect on its margins and allowing for more reasonable volume expectations, in our opinion. Given what we believe are its

24

PORTFOLIO RESULTS

accelerating sales volumes, improving earnings before interest, taxes, depreciation and amortization growth, more effective operations and solid organic growth, we have confidence in the company moving forward.

Conversely, in addition to those sales already mentioned, we eliminated the Fund’s position in Equity Residential, a multifamily real estate investment trust that manages apartment complexes in the U.S. We had purchased the company because of what we considered to be its high quality portfolio of assets, strong balance sheet and valuation, the latter of which was well below the value of its assets. However, its stock price significantly appreciated in 2018, making its valuation appear less attractive. For this reason, we exited the position in favor of what we felt were better risk/reward opportunities elsewhere.

We exited the Fund’s position in Westinghouse Air Brake Technologies (“Wabtec”), an equipment and system services company for the transit and freight rail industry. While we were originally positive on the company due to its technological advantages and favorable industry backdrop, our investment thesis changed as freight orders began to decrease. Demand for locomotives has declined as railroad companies have continued the transition to precision railroading, a process that maximizes the utilization of assets already held, in turn minimizing the need to purchase new assets, causing a severe cyclical headwind. Additionally, a lack of clarity from its management around margins hurt our confidence in the company. Given these conditions and the strong performance of the stock during the Reporting Period, we exited the position in favor of what we saw as better risk/reward opportunities elsewhere.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	Effective September 30, 2018, Sean Gallagher retired from Goldman Sachs and no longer serves as a portfolio manager for the Fund. Adam Agress and Sung Cho continue to serve as portfolio managers for the Fund.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s allocations compared to the Russell Index in energy and health care increased. The Fund’s exposure to the financials and industrials sectors decreased compared to the Russell Index.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2019?

A	At the end of February 2019, the Fund had overweight positions relative to the Russell Index in information technology and health care and an underweight position compared to the Russell Index in industrials. The Fund was rather neutrally weighted to the Russell Index in financials, real estate, consumer discretionary, utilities, energy, materials, consumer staples and communication services at the end of the Reporting Period.

25

FUND BASICS

Mid Cap Value Fund

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Fund Total Return (based on NAV)[1]	Russell Midcap® Value Index[2]

Class A	-2.56%	-3.98%
Class C	-2.96	-3.98
Institutional	-2.40	-3.98
Service	-2.63	-3.98
Investor	-2.48	-3.98
Class P	-2.38	-3.98
Class R	-2.72	-3.98
Class R6	-2.39	-3.98

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell Midcap Value® Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-15.74%	1.53%	10.02%	7.49%	8/15/97
Class C	-12.40	1.92	9.81	6.99	8/15/97
Institutional	-10.48	3.10	11.08	9.92	8/1/95
Service	-10.94	2.58	10.53	7.79	7/18/97
Investor	-10.63	2.94	10.91	5.48	11/30/07
Class P	N/A	N/A	N/A	-10.81	4/17/18
Class R	-11.08	2.43	N/A	9.98	1/6/09
Class R6	-10.49	N/A	N/A	0.95	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Effective July 30, 2018, Class C Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is ten years after the purchase date. Because Institutional, Service, Investor, Class P, Class R, and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

26

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.22%	1.22%
Class C	1.97	1.97
Institutional	0.83	0.83
Service	1.33	1.33
Investor	0.97	0.97
Class P	0.82	0.82
Class R	1.47	1.47
Class R6	0.82	0.82

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights of this report. The expense ratios of the Fund do not have a fee waiver and/or expense limitation. The Net Expense Ratio and Gross Expense Ratio are the same.

TOP TEN HOLDINGS AS OF 2/28/19[5]

Holding	% of Net Assets	Line of Business

Fidelity National Information Services, Inc.	2.0%	IT Services
Xcel Energy, Inc.	1.9	Electric Utilities
Stanley Black & Decker, Inc.	1.9	Machinery

M&T Bank Corp.	1.9	Banks
Public Service Enterprise Group, Inc.	1.8	Multi-Utilities
Sempra Energy	1.7	Multi-Utilities
First Republic Bank	1.7	Banks
The Cooper Cos., Inc.	1.7	Health Care Equipment & Supplies

Zimmer Biomet Holdings, Inc.	1.7	Health Care Equipment & Supplies
L3 Technologies, Inc.	1.7	Aerospace & Defense

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

27

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]

As of February 28, 2019

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

28

PORTFOLIO RESULTS

Goldman Sachs Small Cap Value Fund

Portfolio Composition

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) (“Net Assets”) in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell 2000® Value Index at the time of investment. Under normal circumstances, the Fund’s investment horizon for ownership of stocks will be two to three years. The Fund seeks its investment objective of long-term capital appreciation by investing in value opportunities that the Investment Adviser defines as companies with identifiable competitive advantages whose intrinsic value is not reflected in the stock price. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may also invest in the aggregate up to 20% of its Net Assets in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index at the time of investment and in fixed income securities, such as government, corporate and bank debt obligations.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Small Cap Value Team discusses the Goldman Sachs Small Cap Value Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares generated cumulative total returns, without sales charges, of -7.14%, -7.50%, -6.97%, -7.20%, -7.02%, -6.94%, -7.27% and -6.95%, respectively. These returns compare to the -8.59% cumulative total return of the Fund’s benchmark, the Russell 2000® Value Index (with dividends reinvested) (the “Russell Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	While the Fund posted negative absolute returns, it outperformed the Russell Index on a relative basis during the Reporting Period due primarily to effective stock selection. Sector allocation as a whole detracted from the Fund’s relative performance, albeit only modestly.

Q	Which equity market sectors most significantly affected Fund performance?

A	Effective stock selection in the information technology, health care and materials sectors contributed most positively to the Fund’s performance relative to the Russell Index. Only partially offsetting these positive contributors was weaker stock selection in utilities and real estate, which detracted from the Fund’s relative results. Having underweighted allocations to utilities, real estate and communication services, each of which outperformed the Russell Index during the Reporting Period, also hurt.

Q	What were some of the Fund’s best-performing individual stocks?

A	The Fund benefited most relative to the Russell Index from positions in Lattice Semiconductor, PS Business Parks and Viavi Solutions.

Lattice Semiconductor is a company that produces programmable logic devices used in circuits of mobile phones, telecommunications and Internet-of-Things infrastructure. (The Internet-of-Things is the network of devices such as vehicles and home appliances that contain electronics, software, sensors, actuators, and connectivity that allows these things to connect, interact and exchange data.) Following a broader sell-off of semiconductors, Lattice Semiconductor’s stock trended downwards in late 2018 before sharply appreciating in early 2019. Its Chief Executive Officer (“CEO”) Jim Anderson, who has a background of turning around Advanced Micro Devices, another semiconductor company, started at Lattice Semiconductor in September 2018 and has demonstrated credibility with better than market expected fourth quarter 2018 earnings, released in February 2019. At the end of the
Reporting Period, we had confidence in the company’s experienced executive team, including the new CEO, and in the company’s ability to expand its margins with better efficiencies of sales, manufacturing and marketing.

29

PORTFOLIO RESULTS

PS Business Parks is an industrial real estate investment trust that operates multi-tenant industrial, flex and office spaces. We believe the company’s steady execution, including in-line third quarter 2018 earnings, and its low leverage provided defensive characteristics during the somewhat tumultuous trading environment that dominated much of the Reporting Period. At the end of the Reporting Period, we continued to believe the company was attractively valued among its peers, had a solid management team and was a high quality company for the longer term.

Viavi Solutions is a company that engages in the provision of network testing, monitoring and assurance solutions to communications service providers, enterprises and their ecosystems. Despite a more challenging end to 2018, its stock performed well in the first two months of 2019, especially following the release of better than consensus expected fourth quarter 2018 earnings. These fourth quarter 2018 results included the announcement of the company buying Cobham AvComm and Wireless’ test and measurement assets, a former business under Aeroflex. The acquisition is widely expected to expand Viavi Solutions’ gross margins and support new product lines, especially those exposed to fifth generation (“5G”) tests. At the end of the Reporting Period, we believed Viavi Solutions’ test and measurement equipment business should benefit from the rollout of 5G globally, and its optical filter business should accelerate as three-dimensional facial recognition becomes more widely adopted in smart phones. Additionally, we viewed its management team favorably due to its track record of allocating capital through accretive deals and its near-term focus on operational efficiency.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Detracting most from the Fund’s results relative to the Russell Index were positions in exploration and production oil company WPX Energy, transportation and logistics company XPO Logistics and data center real estate investment trust CyrusOne.

WPX Energy’s operations are primarily in the Williston and Permian Basins. Its stock had performed fairly well during the beginning of 2018 due to strong production and a divestiture to fund debt reduction. But its stock declined in the fourth quarter of 2018 in tandem with oil prices, as oil fell from approximately $75 per barrel to $45 per barrel during the quarter. WPX Energy performed in line with other exploration and production companies, with no company-specific issues. Similar to other exploration and production companies, WPX Energy announced it would slow growth to adjust to the lower oil price environment and spend within cash flow, which had the company growing at anticipated rates of approximately 20% and 15% in 2019 and 2020, respectively. At the end of the Reporting Period, we still had high conviction in WPX Energy given what we see as its impressive portfolio of low-cost acreage in the Permian Basin and relative attractiveness to small-cap peers.

While there were no stock-specific reasons for the decline in XPO Logistics’ share price during a volatile October 2018, the company, along with others in the industrials and freight industries, underperformed for the month. In mid-December 2018, a hedge fund issued a report that sent XPO Logistics’ shares tumbling more than 26% in one day. We were not particularly troubled by our initial read-through of the analysis but recognized several aspects that warranted follow up. After assessing various factors, we confirmed our previously held view that XPO Logistics’ business was well aligned with the structural changes in the freight industry, such as outsourcing and labor-saving technology, e-commerce exposure and the implementation of electronic logging devices. The market eventually recognized this as well, and its shares recovered all of the losses prompted by the hedge fund report. However, unrelated to the report, XPO Logistics’ stock tumbled in February 2019 after the company released its fourth quarter 2018 earnings report that revealed results below market estimates on earnings per share, revenue and 2019 guidance. Its management cited a reduction in business from its largest client, expressing it would negatively impact its growth for 2019. These developments led us to exit the Fund’s position in XPO Logistics.

In late 2018, CyrusOne reported weaker 2019 forward guidance due to a European acquisition and related investments that turned out to be more dilutive than the company expected. Subsequently, the stock traded downward in early 2019, coupled with mixed fourth quarter 2018 earnings announced in February 2019. Despite these near-term headwinds, we believed at the end of the Reporting Period that CyrusOne’s investments, including that in the European company, should be accretive over time given increasing demand for data centers and CyrusOne’s leadership in the space. Additionally, we viewed its management team favorably.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

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PORTFOLIO RESULTS

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	During the Reporting Period, we initiated a Fund position in KBR, an engineering, procurement and construction company that was formerly a subsidiary of Halliburton. We like KBR’s business mix with a greater revenue share coming from governmental operations, which tends to be more contractual with less tail risk. (Tail risk is a form of portfolio risk that arises when the possibility that an investment will move more than three standard deviations from the mean is greater than what is shown by a normal distribution. Tail risks include events that have a small probability of occurring and occur at both ends of a normal distribution curve.) We believe the company has potential upside with liquefied natural gas contracts and an improving balance sheet as well as a CEO moving away from riskier lump-sum deals. (A lump-sum deal or contract is a contract with a single lump-sum price for all of the works, and the contractor is responsible for completing the project within the agreed fixed cost set forth in the contract. If the contractor completes the project under the fixed total cost, then the contractor makes additional profits from the project. The lump-sum contract is normally used in the construction industry to reduce contract administration costs.)

We established a Fund position in Darling Ingredients, an agricultural processor business that converts restaurant by-products into gelatin, plasma, fertilizers, grease and fuels. We believe the company has promising, long-term value creation potential in its Diamond Green Diesel division that produces biofuel and renewable diesel.

Conversely, in addition to those sales already mentioned, we sold the Fund’s position in Oasis Petroleum, an exploration and production company based in the Bakken Shale formation. Originally, we believed the company benefited from high oil prices and exposure to the Bakken Shale. Given the decline in oil prices during the Reporting Period and new drilling technology that has made the Bakken Shale more competitive with the Permian Basin with less inefficiencies to capitalize on, we exited the position in favor of what we considered better risk/reward opportunities.

We eliminated the Fund’s position in Nabors Industries, a company that manufactures and services oil drilling rigs with exposure to domestic and international markets. Given the recent headwinds to the energy market, including a lower oil price environment, we believe global demand for Nabors Industries’ high performance rigs has been strained. We started trimming the position in September 2018 and completely sold out of the stock in December 2018 in favor of what we saw as better risk/reward opportunities.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	There were no changes to the Fund’s portfolio management team during the Reporting Period.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s allocation compared to the Russell Index in consumer staples increased.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2019?

A	At the end of February 2019, the Fund was overweight compared to the Russell Index in industrials and was rather neutrally weighted to the remaining sectors in the Russell Index.

31

FUND BASICS

Small Cap Value Fund

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Fund Total Return (based on NAV)[1]	Russell 2000® Value Index[2]

Class A	-7.14%	-8.59%
Class C	-7.50	-8.59
Institutional	-6.97	-8.59
Service	-7.20	-8.59
Investor	-7.02	-8.59
Class P	-6.94	-8.59
Class R	-7.27	-8.59
Class R6	-6.95	-8.59

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000 Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-19.06%	2.51%	11.35%	9.58%	10/22/92
Class C	-15.85	2.90	11.16	7.63	8/15/97
Institutional	-14.02	4.09	12.44	8.88	8/15/97
Service	-14.46	3.57	11.88	8.34	8/15/97
Investor	-14.14	3.94	12.27	7.75	11/30/07
Class P	N/A	N/A	N/A	-14.15	4/17/18
Class R	-14.57	3.42	11.72	7.23	11/30/07
Class R6	-14.03	N/A	N/A	3.62	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Effective July 30, 2018, Class C Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is ten years after the purchase date. Because Institutional, Service, Investor, Class P, Class R, and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

32

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.33%	1.36%
Class C	2.08	2.11
Institutional	0.94	0.97
Service	1.44	1.47
Investor	1.08	1.11
Class P	0.93	0.96
Class R	1.58	1.61
Class R6	0.93	0.96

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[5]

Holding	% of Net Assets	Line of Business

Chesapeake Lodging Trust	1.2%	Equity Real Estate Investment Trusts (REITs)
ALLETE, Inc.	1.1	Electric Utilities
Pebblebrook Hotel Trust	1.1	Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	1.0	Equity Real Estate Investment Trusts (REITs)
Viavi Solutions, Inc.	1.0	Communications Equipment
Healthcare Realty Trust, Inc.	1.0	Equity Real Estate Investment Trusts (REITs)
Portland General Electric Co.	1.0	Electric Utilities
Banner Corp.	1.0	Banks
CACI International, Inc. Class A	1.0	IT Services
Columbia Property Trust, Inc.	1.0	Equity Real Estate Investment Trusts (REITs)

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

33

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]

As of February 28, 2019

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. Underlying sector allocations of Exchange Traded Funds held by the Fund are not reflected in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.2% of the Fund’s net assets as of February 28, 2019. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

34

PORTFOLIO RESULTS

Goldman Sachs Small/Mid Cap Value Fund

Portfolio Composition

The Fund’s investment objective is to seek long-term capital appreciation. The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) in a diversified portfolio of equity investments in small- and mid-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell 2000® Value Index and the Russell Midcap Value Index, respectively, at the time of investment. As of September 30, 2018, the capitalization range of the companies in these indexes was between $75 million and $37.1 billion. Under normal circumstances, the Fund’s investment horizon for ownership of stocks will be two to three years. Although the Fund will invest primarily in publicly traded U.S. securities, it may also invest in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may invest in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index and the Russell Midcap Value Index at the time of investment and in fixed income securities, such as government, corporate and bank debt obligations.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Small Cap Value Team discusses the Goldman Sachs Small/Mid Cap Value Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, Class C, Institutional, Investor, Class P, Class R and Class R6 Shares generated cumulative total returns, without sales charges, of -5.66%, -5.99%, -5.47%, -5.59%, -5.52%, -5.81% and -5.45%, respectively. These returns compare to the -6.47% cumulative total return of the Fund’s benchmark, the Russell 2500® Value Index (with dividends reinvested) (the “Russell Index”), during the same period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	While the Fund posted negative absolute returns, it outperformed the Russell Index on a relative basis during the Reporting Period due primarily to effective stock selection. Sector allocation as a whole also contributed positively to the Fund’s relative performance, albeit only modestly.

Q	Which equity market sectors most significantly affected Fund performance?

A	Effective stock selection in the information technology, industrials and energy sectors contributed most positively to the Fund’s performance relative to the Russell Index. Having a position in cash during a Reporting Period when the Russell Index declined also proved beneficial. Only partially offsetting these positive contributors was challenging stock selection in the financials, utilities and real estate sectors, which detracted. Having underweighted allocations to these same three sectors, each of which outperformed the Russell Index during the Reporting Period, hurt as well.

Q	What were some of the Fund’s best-performing individual stocks?

A	The Fund benefited most relative to the Russell Index from positions in Equity LifeStyle Properties, Live Nation Entertainment and Pinnacle West Capital.

Equity LifeStyle Properties is a real estate investment trust that manages and operates high quality home resort communities, including rental homes and recreational vehicle campgrounds. At the end of October 2018, the company reported positive earnings, with revenue and adjusted earnings before taxes, interest, depreciation and amortization above consensus expectations, and in-line cash generation, as measured by funds from operations. During the fourth quarter of 2018, its stock outperformed the real estate sector of the Russell Index as well as the broad Russell Index. At the end of the Reporting Period, we believed the company had demonstrated financial strength and a favorable risk profile given its low-levered balance sheet and leading supply of permits. These attributes, along with its early announcement of forward guidance, appeared to instill confidence in the stock amidst a more tumultuous trading environment.

35

PORTFOLIO RESULTS

Live Nation Entertainment is a company that engages in the production and marketing of concerts. The company executed well, with all segments of its business seeing growth during the Reporting Period. Margins within its Concerts segment expanded, and its Sponsorship & Advertising business segment is based on contracts, providing steady revenue streams. In our view, Live Nation Entertainment was well positioned at the end of the Reporting Period to take advantage of the growing demand for concerts through its strong amphitheater slate, higher per fan spending and better optimized ticket pricing.

Pinnacle West Capital is a utilities company that offers regulated retail and wholesale electricity in Arizona. Its stock appreciated following the overruling of a renewable energy requirement for electric utilities. Arizona’s Proposition 127, a constitutionally-mandated renewable energy requirement, had weighed on the stock until it was overruled in early November 2018. We believe the defeat helped support the stock’s multiple expansion, boosted by a positive third quarter earnings per share and revenue results report that beat consensus estimates in November 2018. More favorable weather and lower federal income taxes also led to an increase for full-year 2018 guidance. At the end of the Reporting Period, we believed the company had a steady-state business with the potential to improve margins.

Q	Which stocks detracted significantly from the Fund’s performance during the Reporting Period?

A	Detracting most from the Fund’s results relative to the Russell Index were positions in XPO Logistics, WPX Energy and Parsley Energy.

XPO Logistics is a transportation and logistics company. While there were no stock-specific reasons for the decline in XPO Logistics’ share price during a volatile October 2018, the company, along with others in the industrials and freight industries, underperformed for the month. In mid-December 2018, a hedge fund issued a report that sent XPO Logistics’ shares tumbling more than 26% in one day. We were not particularly troubled by our initial read-through of the analysis but recognized several aspects that warranted follow up. After assessing various factors, we confirmed our previously held view that XPO Logistics’ business was well aligned with the structural changes in the freight industry, such as outsourcing and labor-saving technology, e-commerce exposure and the implementation of electronic logging devices. The market eventually recognized this as well, and its shares recovered all of the losses prompted by the hedge fund report. However, unrelated to the report, XPO Logistics’ stock tumbled in February 2019 after the company released its fourth quarter 2018 earnings report that revealed results below market estimates on earnings per share, revenue and 2019 guidance. Its management cited a reduction in business from its largest client, expressing it would negatively impact its growth for 2019. These developments led us to reduce the Fund’s position in XPO Logistics.

WPX Energy is an exploration and production oil company whose operations are primarily in the Williston and Permian Basins. Its stock had performed fairly well during the beginning of 2018 due to strong production and a divestiture to fund debt reduction. But its stock declined in the fourth quarter of 2018 in tandem with oil prices, as oil fell from approximately $75 per barrel to $45 per barrel during the quarter. WPX Energy performed in line with other exploration and production companies, with no company-specific issues. Similar to other exploration and production companies, WPX Energy announced it would slow growth to adjust to the lower oil price environment and spend within cash flow, which had the company growing at anticipated rates of approximately 20% and 15% in 2019 and 2020, respectively. At the end of the Reporting Period, we still had high conviction in WPX Energy given what we see as its impressive portfolio of low-cost acreage in the Permian Basin and relative attractiveness to small-cap peers.

Parsley Energy is an oil exploration and production company based in the Permian Basin. Its performance was not company-specific but rather a consequence of declining oil prices in the latter half of 2018. Overall, the smaller oil companies were relatively more impacted than larger companies due to greater leverage and more perceived risk. While we trimmed the Fund’s position in Parsley Energy, we still held the stock due to its compounding rig count and oil production. Additionally, we believed at the end of the Reporting Period the company had improved operating performance and had a high quality asset base within the Permian Basin.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives as part of an active management strategy.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	During the Reporting Period, we initiated a Fund position in Viper Energy Partners LP, a mineral rights holder in the

36

PORTFOLIO RESULTS

Permian Basin. As a mineral rights holder, the company owns a percentage of all oil and gas revenue generated on its acreage with no associated costs besides production tax and some operational expenses. We, therefore, believe Viper Energy Partners LP is an attractive investment vehicle that benefits from organic growth and commodity price upside potential while offering a differentiated capital return given the payout of its cash flow in a variable dividend.

We established a Fund position in Umpqua Holdings, a holding company of a regional bank located in Portland, Oregon. At the time of purchase, the company had recently undergone a management change, with a new Chief Executive Officer introducing a significant efficiency and cost reduction program, combined with a restructured banking model and innovative technology investments. We believe the company’s strategy should result in improved profitability and shareholder returns.

Conversely, in addition to the sale mentioned earlier, we exited the Fund’s position in Everest Re Group, a holding company that engages in the provision of reinsurance and insurance services. While we believe the company is a high quality reinsurer that has continued to diversify and grow its U.S.-based insurance platform, the high level of catastrophes that occurred in 2018 and early 2019 led us reevaluate and reduce the Fund’s overall portfolio positioning in the reinsurance sector.

We sold the Fund’s position in Tribune Media, a media and entertainment conglomerate located in Chicago, Illinois. Its stock jumped following the announcement that Nexstar Media Group, one of the largest owners of U.S. television stations, would acquire the company for approximately $6.4 billion in cash and debt. The deal is expected to close in the third quarter of 2019, and we sold the Fund’s position in January 2019.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	There were no changes to the Fund’s portfolio management team during the Reporting Period.

Q	Were there any notable changes in the Fund’s weightings during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making industry or sector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its sector weights are generally the direct result of individual stock selection or of stock appreciation or depreciation. That said, during the Reporting Period, the Fund’s allocations compared to the Russell Index in materials and consumer staples increased, and its allocation compared to the Russell Index in real estate decreased.

Q	How was the Fund positioned relative to its benchmark index at the end of February 2019?

A	At the end of February 2019, the Fund had an underweight position compared to the Russell Index in communication services and was rather neutrally weighted to the Russell Index in information technology, healthcare, financials, real estate, industrials, consumer discretionary, energy, utilities, materials and consumer staples.

37

FUND BASICS

Small/Mid Cap Value Fund

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Fund Total Return (based on NAV)[1]	Russell 2500® Value Index[2]

Class A	-5.66%	-6.47%
Class C	-5.99	-6.47
Institutional	-5.47	-6.47
Investor	-5.59	-6.47
Class P	-5.52	-6.47
Class R	-5.81	-6.47
Class R6	-5.45	-6.47

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2500 Value Index is composed of the smallest 2,500 of the 3,000 largest U.S. companies based on total market capitalization with lower price-to-book ratios and lower forecast growth values. It is calculated by Frank Russell Company, and reflects reinvestment of all dividends and capital gains. The Russell 2500 Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Since Inception	Inception Date

Class A	-19.81%	2.62%	1/31/14
Class C	-16.70	3.05	1/31/14
Institutional	-14.81	4.26	1/31/14
Investor	-15.04	4.06	1/31/14
Class P	N/A	-14.49	4/17/18
Class R	-15.41	3.55	1/31/14
Class R6	-14.89	2.31	7/31/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Service, Investor, Class P, Class R, and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

38

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.23%	1.46%
Class C	1.98	2.21
Institutional	0.84	1.07
Investor	0.98	1.21
Class P	0.83	1.06
Class R	1.48	1.71
Class R6	0.83	1.06

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 2/28/19[5]

Holding	% of Net Assets	Line of Business

Equity LifeStyle Properties, Inc.	1.4%	Equity Real Estate Investment Trusts (REITs)
Camden Property Trust	1.3	Equity Real Estate Investment Trusts (REITs)
Federal Realty Investment Trust	1.3	Equity Real Estate Investment Trusts (REITs)
Alliant Energy Corp.	1.2	Electric Utilities
Atmos Energy Corp.	1.2	Gas Utilities
ALLETE, Inc.	1.1	Electric Utilities
Pinnacle West Capital Corp.	1.1	Electric Utilities
Pebblebrook Hotel Trust	1.0	Equity Real Estate Investment Trusts (REITs)
Burlington Stores, Inc.	1.0	Specialty Retail

Commerce Bancshares, Inc.	1.0	Banks

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

39

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]

As of February 28, 2019

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.1% of the Fund’s net assets as of February 28, 2019. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

40

FUND BASICS

Index Definition

The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The S&P 500® Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The Russell 3000® Index is a market capitalization weighted equity index maintained by the FTSE Russell that provides exposure to the entire U.S. stock market. The index tracks the performance of the 3,000 largest U.S.-traded stocks which represent about 98% of all U.S incorporated equity securities.

The ISM Manufacturing Index is a widely-watched indicator of recent U.S. economic activity. It is often referred to as the Purchasing Manager’s Index (PMI). Based on a survey of purchasing managers at more than 300 manufacturing firms by the Institute for Supply Management (“ISM”), the Index monitors changes in production levels from month to month.

The Russell Midcap Index is a market capitalization weighted index comprised of 800 publicly traded U.S. companies with market caps of between $2 and $10 billion. The 800 companies in the Russell Midcap Index are the same 800 of the 1,000 companies that comprise Russell 1000 Index.

The Russell 1000® Index is an index of approximately 1,000 of the largest companies in the U.S. equity market. The Russell 1000 Index is a subset of the Russell 3000 Index. It represents the top companies by market capitalization. The Russell 1000 Index typically comprises approximately 90% of the total market capitalization of all listed U.S. stocks. It is considered a bellwether index for large-cap investing.

The Russell 2000® Index is an index measuring the performance of approximately 2,000 of the smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index.

41

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Aerospace & Defense – 1.9%
16,785	Northrop Grumman Corp.	$4,866,979
10,395	Raytheon Co.	1,938,667

		6,805,646

Banks – 11.5%
229,110	Bank of America Corp.	6,662,519
122,059	BB&T Corp.	6,221,347
49,876	Commerce Bancshares, Inc.	3,138,697
17,479	Cullen/Frost Bankers, Inc.	1,812,223
105,353	JPMorgan Chase & Co.	10,994,639
17,896	M&T Bank Corp.	3,097,082
97,011	SunTrust Banks, Inc.	6,293,103
57,736	Wells Fargo & Co.	2,880,449

		41,100,059

Capital Markets – 2.5%
56,343	Northern Trust Corp.	5,251,168
41,973	Singapore Exchange Ltd. ADR	3,636,960

		8,888,128

Chemicals – 3.0%
95,704	DowDuPont, Inc.	5,094,324
17,986	Ecolab, Inc.	3,038,015
16,063	Linde PLC	2,782,754

		10,915,093

Commercial Services & Supplies – 1.3%
57,509	Republic Services, Inc.	4,510,431

Communications Equipment – 3.2%
220,097	Cisco Systems, Inc.	11,394,422

Construction & Engineering – 0.7%
97,677	Vinci SA ADR	2,325,689

Diversified Telecommunication Services – 3.1%
192,081	Verizon Communications, Inc.	10,933,251

Electric Utilities – 2.7%
55,610	Pinnacle West Capital Corp.	5,212,881
82,254	Xcel Energy, Inc.	4,512,455

		9,725,336

Electronic Equipment, Instruments & Components – 0.7%
32,394	TE Connectivity Ltd.	2,659,223

Energy Equipment & Services – 0.3%
24,583	Schlumberger Ltd.	1,083,127

Equity Real Estate Investment Trusts (REITs) – 5.0%
37,207	Crown Castle International Corp.	4,418,331
55,826	Equity Residential	4,113,818
112,266	Hudson Pacific Properties, Inc.	3,729,477
165,129	SITE Centers Corp.	2,204,472
56,395	Ventas, Inc.	3,538,786

		18,004,884

Common Stocks – (continued)
Food & Staples Retailing – 1.8%
65,836	Walmart, Inc.	6,517,106

Food Products – 0.7%
104,686	Conagra Brands, Inc.	2,446,512

Health Care Equipment & Supplies – 4.6%
94,561	Abbott Laboratories	7,339,825
103,146	Medtronic PLC	9,334,713

		16,674,538

Health Care Providers & Services – 0.9%
55,853	CVS Health Corp.	3,229,979

Hotels, Restaurants & Leisure – 1.6%
31,795	McDonald’s Corp.	5,845,193

Household Durables – 0.7%
67,472	D.R. Horton, Inc.	2,623,986

Household Products – 2.8%
11,821	The Clorox Co.	1,868,073
82,261	The Procter & Gamble Co.	8,106,821

		9,974,894

Industrial Conglomerates – 1.6%
37,311	Honeywell International, Inc.	5,748,506

Insurance – 3.6%
64,382	Principal Financial Group, Inc.	3,389,069
45,024	ProAssurance Corp.	1,827,974
19,948	RenaissanceRe Holdings Ltd.	2,933,353
34,693	The Travelers Cos., Inc.	4,611,047

		12,761,443

Interactive Media & Services* – 1.3%
4,065	Alphabet, Inc. Class A	4,579,426

IT Services – 1.5%
27,510	Fidelity National Information Services, Inc.	2,975,206
16,865	Visa, Inc. Class A	2,498,044

		5,473,250

Machinery – 1.0%
26,583	Stanley Black & Decker, Inc.	3,520,387

Media – 2.1%
196,966	Comcast Corp. Class A	7,616,675

Multi-Utilities – 5.3%
63,220	Ameren Corp.	4,503,793
84,107	CMS Energy Corp.	4,575,421
76,336	Public Service Enterprise Group, Inc.	4,489,320
45,429	Sempra Energy	5,471,468

		19,040,002

Oil, Gas & Consumable Fuels – 10.7%
94,933	BP PLC ADR	4,048,892
108,589	Chevron Corp.	12,985,073

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
96,925	Exxon Mobil Corp.	$7,659,983
43,744	Marathon Petroleum Corp.	2,712,565
133,445	Royal Dutch Shell PLC Class B ADR	8,488,437
98,567	The Williams Cos., Inc.	2,630,753

		38,525,703

Personal Products – 1.2%
76,614	Unilever NV	4,135,624

Pharmaceuticals – 12.1%
90,088	AstraZeneca PLC ADR	3,745,859
99,686	Bristol-Myers Squibb Co.	5,149,779
121,916	Johnson & Johnson	16,658,602
90,164	Merck & Co., Inc.	7,329,431
244,405	Pfizer, Inc.	10,594,957

		43,478,628

Road & Rail – 1.5%
32,988	Union Pacific Corp.	5,532,088

Semiconductors & Semiconductor Equipment – 2.7%
152,230	Marvell Technology Group Ltd.	3,036,989
59,859	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,337,494
42,030	Texas Instruments, Inc.	4,445,933

		9,820,416

Software – 1.0%
33,147	Microsoft Corp.	3,713,458

Technology Hardware, Storage & Peripherals – 1.3%
27,546	Apple, Inc.	4,769,590

Tobacco – 1.2%
80,166	Altria Group, Inc.	4,201,500

Water Utilities – 1.4%
50,307	American Water Works Co., Inc.	5,112,197

Wireless Telecommunication Services – 0.8%
160,577	Vodafone Group PLC ADR	2,866,299

TOTAL COMMON STOCKS – 99.3%
(Cost $320,934,328)		$356,552,689

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		2,633,424

NET ASSETS – 100.0%		$359,186,113

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	—American Depositary Receipt
BP	—British Pound Offered Rate
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.2%
Aerospace & Defense – 3.0%
723	Raytheon Co.	$134,840

Banks – 10.8%
7,871	Bank of America Corp.	228,889
1,507	JPMorgan Chase & Co.	157,270
550	M&T Bank Corp.	95,183

		481,342

Biotechnology* – 2.8%
488	Alexion Pharmaceuticals, Inc.	66,041
645	BioMarin Pharmaceutical, Inc.	60,153

		126,194

Capital Markets – 3.6%
1,410	Intercontinental Exchange, Inc.	108,781
529	Northern Trust Corp.	49,303

		158,084

Chemicals – 3.4%
2,841	DowDuPont, Inc.	151,226

Consumer Finance – 3.6%
1,473	American Express Co.	158,701

Electric Utilities – 5.3%
1,269	NextEra Energy, Inc.	238,217

Entertainment* – 2.3%
1,800	Live Nation Entertainment, Inc.	101,808

Equity Real Estate Investment Trusts (REITs) – 2.1%
699	Alexandria Real Estate Equities, Inc.	94,987

Food & Staples Retailing – 5.1%
2,312	Walmart, Inc.	228,865

Health Care Equipment & Supplies – 4.5%
1,583	Boston Scientific Corp.*	63,510
479	The Cooper Cos., Inc.	136,989

		200,499

Health Care Providers & Services – 3.0%
1,075	CVS Health Corp.	62,168
256	Humana, Inc.	72,970

		135,138

Hotels, Restaurants & Leisure – 2.8%
1,042	Royal Caribbean Cruises Ltd.	123,456

Household Durables – 2.3%
2,600	D.R. Horton, Inc.	101,114

Household Products – 2.8%
1,258	The Procter & Gamble Co.	123,976

Industrial Conglomerates – 5.1%
1,484	Honeywell International, Inc.	228,640

Common Stocks – (continued)
Interactive Media & Services* – 7.1%
214	Alphabet, Inc. Class A	241,082
456	Facebook, Inc. Class A	73,621

		314,703

IT Services – 2.5%
698	Accenture PLC Class A	112,643

Machinery – 2.3%
761	Stanley Black & Decker, Inc.	100,779

Oil, Gas & Consumable Fuels – 8.4%
1,390	Cheniere Energy, Inc.*	89,586
1,076	Chevron Corp.	128,668
586	Concho Resources, Inc.	64,460
1,504	Marathon Petroleum Corp.	93,263

		375,977

Pharmaceuticals – 5.4%
3,082	AstraZeneca PLC ADR	128,149
878	Eli Lilly & Co.	110,883

		239,032

Road & Rail – 3.5%
928	Union Pacific Corp.	155,626

Semiconductors & Semiconductor Equipment – 1.6%
3,636	Marvell Technology Group Ltd.	72,538

Software – 3.7%
399	Intuit, Inc.	98,605
584	Microsoft Corp.	65,425

		164,030

Textiles, Apparel & Luxury Goods – 1.2%
451	PVH Corp.	51,793

TOTAL COMMON STOCKS – 98.2%
(Cost $4,206,541)		$4,374,208

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		79,429

NET ASSETS – 100.0%		$4,453,637

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%
Aerospace & Defense – 0.9%
25,098	Raytheon Co.	$4,680,777

Banks – 11.5%
509,053	Bank of America Corp.	14,803,261
33,846	First Republic Bank	3,553,153
169,233	JPMorgan Chase & Co.	17,661,156
27,598	M&T Bank Corp.	4,776,110
18,433	Signature Bank	2,502,464
95,187	SunTrust Banks, Inc.	6,174,781
148,716	Wells Fargo & Co.	7,419,441

		56,890,366

Biotechnology* – 1.4%
28,535	Alexion Pharmaceuticals, Inc.	3,861,642
31,451	BioMarin Pharmaceutical, Inc.	2,933,120

		6,794,762

Capital Markets – 1.7%
49,676	Intercontinental Exchange, Inc.	3,832,503
50,613	Northern Trust Corp.	4,717,132

		8,549,635

Chemicals – 2.4%
32,805	Celanese Corp.	3,355,623
163,713	DowDuPont, Inc.	8,714,443

		12,070,066

Commercial Services & Supplies – 0.5%
31,451	Waste Connections, Inc.	2,623,013

Communications Equipment – 2.7%
253,901	Cisco Systems, Inc.	13,144,455

Construction Materials – 0.4%
11,351	Martin Marietta Materials, Inc.	2,131,718

Consumer Finance – 0.6%
28,014	American Express Co.	3,018,228

Diversified Financial Services* – 3.5%
87,063	Berkshire Hathaway, Inc. Class B	17,525,782

Diversified Telecommunication Services – 3.8%
151,007	AT&T, Inc.	4,699,338
250,464	Verizon Communications, Inc.	14,256,411

		18,955,749

Electric Utilities – 3.0%
46,760	NextEra Energy, Inc.	8,777,787
111,121	Xcel Energy, Inc.	6,096,098

		14,873,885

Entertainment – 1.8%
62,069	Live Nation Entertainment, Inc.*	3,510,623
111,330	Twenty-First Century Fox, Inc. Class A	5,614,372

		9,124,995

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 4.3%
22,182	Alexandria Real Estate Equities, Inc.	3,014,312
30,201	AvalonBay Communities, Inc.	5,878,021
19,787	Federal Realty Investment Trust	2,643,345
81,752	Hudson Pacific Properties, Inc.	2,715,801
55,508	Prologis, Inc.	3,888,891
49,468	Ventas, Inc.	3,104,117

		21,244,487

Food & Staples Retailing – 2.2%
107,476	Walmart, Inc.	10,639,049

Food Products – 1.3%
131,012	Mondelez International, Inc. Class A	6,178,526

Health Care Equipment & Supplies – 6.0%
114,661	Boston Scientific Corp.*	4,600,199
44,156	Danaher Corp.	5,608,695
102,060	Medtronic PLC	9,236,430
15,621	The Cooper Cos., Inc.	4,467,450
45,406	Zimmer Biomet Holdings, Inc.	5,635,793

		29,548,567

Health Care Providers & Services – 2.0%
72,796	CVS Health Corp.	4,209,793
10,310	Humana, Inc.	2,938,762
19,578	Laboratory Corp. of America Holdings*	2,902,243

		10,050,798

Hotels, Restaurants & Leisure – 1.9%
34,992	McDonald’s Corp.	6,432,929
25,098	Royal Caribbean Cruises Ltd.	2,973,611

		9,406,540

Household Durables – 0.5%
60,819	D.R. Horton, Inc.	2,365,251

Household Products – 2.6%
129,866	The Procter & Gamble Co.	12,798,294

Industrial Conglomerates – 2.2%
386,788	General Electric Co.	4,018,727
43,011	Honeywell International, Inc.	6,626,705

		10,645,432

Insurance – 3.3%
40,303	American Financial Group, Inc.	4,016,597
34,992	Arthur J. Gallagher & Co.	2,809,158
35,929	Chubb Ltd.	4,810,893
100,706	MetLife, Inc.	4,550,904

		16,187,552

Interactive Media & Services* – 1.4%
4,061	Alphabet, Inc. Class A	4,574,920
14,267	Facebook, Inc. Class A	2,303,407

		6,878,327

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – 0.8%
24,161	Accenture PLC Class A	$3,899,102

Machinery – 2.8%
16,454	Deere & Co.	2,699,114
92,479	ITT, Inc.	5,341,587
40,824	Stanley Black & Decker, Inc.	5,406,323
2,077	Wabtec Corp.	152,193

		13,599,217

Media – 2.3%
289,206	Comcast Corp. Class A	11,183,596

Multi-Utilities – 2.3%
77,066	Ameren Corp.	5,490,182
107,892	CMS Energy Corp.	5,869,325

		11,359,507

Oil, Gas & Consumable Fuels – 9.4%
111,073	Chevron Corp.	13,282,109
40,303	Concho Resources, Inc.	4,433,330
18,751	Diamondback Energy, Inc.	1,930,041
59,850	EOG Resources, Inc.	5,625,900
135,698	Exxon Mobil Corp.	10,724,213
98,027	Marathon Petroleum Corp.	6,078,654
69,776	Royal Dutch Shell PLC Class B ADR	4,438,451

		46,512,698

Pharmaceuticals – 6.5%
61,236	AstraZeneca PLC ADR	2,546,193
34,159	Eli Lilly & Co.	4,313,940
101,227	Johnson & Johnson	13,831,657
59,986	Merck & Co., Inc.	4,876,262
146,946	Pfizer, Inc.	6,370,109

		31,938,161

Road & Rail – 0.9%
26,139	Union Pacific Corp.	4,383,510

Semiconductors & Semiconductor Equipment – 3.4%
50,092	Advanced Micro Devices, Inc.*	1,178,665
144,623	Intel Corp.	7,659,234
211,202	Marvell Technology Group Ltd.	4,213,480
36,723	Texas Instruments, Inc.	3,884,559

		16,935,938

Software – 2.3%
22,286	Check Point Software Technologies Ltd.*	2,725,578
18,537	Intuit, Inc.	4,581,049
34,054	Microsoft Corp.	3,815,069

		11,121,696

Specialty Retail – 1.6%
11,351	Advance Auto Parts, Inc.	1,836,365
29,056	Ross Stores, Inc.	2,755,380
19,162	The Home Depot, Inc.	3,547,653

		8,139,398

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 0.5%
14,163	Apple, Inc.	2,452,323

Textiles, Apparel & Luxury Goods – 0.9%
39,991	PVH Corp.	4,592,566

Tobacco – 0.9%
86,126	Altria Group, Inc.	4,513,864

Water Utilities – 0.8%
37,908	American Water Works Co., Inc.	3,852,211

TOTAL COMMON STOCKS
(Cost $424,170,686)		$480,810,041

Shares	Dividend Rate	Value

Investment Company(a) – 1.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
5,281,073	2.395%	$5,281,073
(Cost $5,281,073)

TOTAL INVESTMENTS – 98.4%
(Cost $429,451,759)		$486,091,114

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		7,851,032

NET ASSETS – 100.0%		$493,942,146

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated fund.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Shares	Description	Value

Common Stocks – 98.9%
Aerospace & Defense – 1.7%
101,195	L3 Technologies, Inc.	$21,428,041

Airlines* – 1.0%
756,750	JetBlue Airways Corp.	12,637,725

Auto Components – 0.8%
122,256	Aptiv PLC	10,160,696

Banks – 7.2%
267,814	Citizens Financial Group, Inc.	9,893,049
134,205	Comerica, Inc.	11,690,598
207,244	First Republic Bank	21,756,475
138,678	M&T Bank Corp.	23,999,615
90,686	Signature Bank	12,311,531
197,939	SunTrust Banks, Inc.	12,840,303

		92,491,571

Beverages* – 1.0%
274,124	Coca-Cola European Partners PLC	12,922,205

Biotechnology* – 0.7%
28,622	Alexion Pharmaceuticals, Inc.	3,873,415
60,689	BioMarin Pharmaceutical, Inc.	5,659,856

		9,533,271

Capital Markets – 2.8%
74,442	Cboe Global Markets, Inc.	7,139,732
208,928	E*TRADE Financial Corp.	10,235,383
152,938	Lazard Ltd. Class A	5,724,469
139,783	Northern Trust Corp.	13,027,776

		36,127,360

Chemicals – 2.8%
192,532	Celanese Corp.	19,694,098
203,314	W.R. Grace & Co.	15,791,399

		35,485,497

Communications Equipment – 1.7%
66,320	Motorola Solutions, Inc.	9,491,718
970,980	Viavi Solutions, Inc.*	12,748,968

		22,240,686

Construction & Engineering – 1.1%
185,078	Jacobs Engineering Group, Inc.	13,655,055

Construction Materials – 1.2%
81,717	Martin Marietta Materials, Inc.	15,346,453

Containers & Packaging – 0.8%
194,435	Ball Corp.	10,651,149

Diversified Telecommunication Services – 0.9%
492,522	CenturyLink, Inc.	6,496,365
189,048	Zayo Group Holdings, Inc.*	4,688,391

		11,184,756

Electric Utilities – 4.1%
277,994	Evergy, Inc.	15,542,645
142,443	PG&E Corp.*	2,425,804
109,634	Pinnacle West Capital Corp.	10,277,091

Common Stocks – (continued)
Electric Utilities – (continued)
449,948	Xcel Energy, Inc.	24,684,147

		52,929,687

Electrical Equipment – 1.6%
165,039	AMETEK, Inc.	13,133,803
159,827	Sensata Technologies Holding PLC*	8,108,024

		21,241,827

Entertainment* – 0.8%
172,801	Live Nation Entertainment, Inc.	9,773,625

Equity Real Estate Investment Trusts (REITs) – 13.2%
249,580	Acadia Realty Trust	7,110,534
139,884	Alexandria Real Estate Equities, Inc.	19,008,837
102,088	AvalonBay Communities, Inc.	19,869,387
116,199	Boston Properties, Inc.	15,418,445
150,719	Camden Property Trust	14,784,027
138,527	CyrusOne, Inc.	6,904,186
117,989	Equity LifeStyle Properties, Inc.	12,818,325
50,331	Essex Property Trust, Inc.	14,084,627
227,705	HCP, Inc.	7,006,483
222,958	Hudson Pacific Properties, Inc.	7,406,665
136,474	Prologis, Inc.	9,561,368
79,069	Ryman Hospitality Properties, Inc.	6,403,798
52,209	SBA Communications Corp.*	9,426,857
311,117	Ventas, Inc.	19,522,592

		169,326,131

Food & Staples Retailing* – 1.1%
418,340	US Foods Holding Corp.	14,742,302

Food Products – 2.3%
105,727	Bunge Ltd.	5,611,989
282,247	Conagra Brands, Inc.	6,596,113
70,238	McCormick & Co., Inc.	9,550,963
401,818	Nomad Foods Ltd.*	8,076,542

		29,835,607

Gas Utilities – 0.7%
94,547	Atmos Energy Corp.	9,345,971

Health Care Equipment & Supplies – 4.0%
30,503	Teleflex, Inc.	8,840,989
75,845	The Cooper Cos., Inc.	21,690,912
173,964	Zimmer Biomet Holdings, Inc.	21,592,412

		52,124,313

Health Care Providers & Services* – 1.6%
191,760	Acadia Healthcare Co., Inc.	5,041,371
104,318	Laboratory Corp. of America Holdings	15,464,100

		20,505,471

Hotels, Restaurants & Leisure – 3.0%
353,318	MGM Resorts International	9,451,256
167,066	Restaurant Brands International, Inc.	10,560,242
152,483	Royal Caribbean Cruises Ltd.	18,066,186

		38,077,684

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Household Durables – 0.9%
289,231	D.R. Horton, Inc.	$11,248,194

Insurance – 6.7%
293,176	Arch Capital Group Ltd.*	9,578,060
31,738	Everest Re Group Ltd.	7,176,279
200,429	Lincoln National Corp.	12,530,821
6,298	Markel Corp.*	6,328,734
71,670	Reinsurance Group of America, Inc.	10,355,598
55,022	The Hanover Insurance Group, Inc.	6,531,662
221,096	The Hartford Financial Services Group, Inc.	10,913,299
120,615	Torchmark Corp.	9,957,974
74,250	Willis Towers Watson PLC	12,772,485

		86,144,912

Internet & Direct Marketing Retail – 0.7%
75,523	Expedia Group, Inc.	9,312,741

IT Services – 3.5%
237,658	Fidelity National Information Services, Inc.	25,702,712
114,552	GoDaddy, Inc. Class A*	8,551,307
108,922	Total System Services, Inc.	10,282,237

		44,536,256

Life Sciences Tools & Services – 1.4%
223,501	Agilent Technologies, Inc.	17,754,919

Machinery – 4.7%
230,329	Flowserve Corp.	10,228,911
361,574	ITT, Inc.	20,884,514
182,287	Stanley Black & Decker, Inc.	24,140,267
168,954	Terex Corp.	5,675,165

		60,928,857

Media* – 0.9%
125,069	Liberty Broadband Corp. Class C	11,193,675

Metals & Mining – 1.9%
958,422	Freeport-McMoRan, Inc.	12,363,644
210,385	Newmont Mining Corp.	7,178,336
128,206	Steel Dynamics, Inc.	4,784,648

		24,326,628

Mortgage Real Estate Investment Trusts (REITs) – 0.5%
293,347	Starwood Property Trust, Inc.	6,579,773

Multi-Utilities – 5.0%
341,904	CMS Energy Corp.	18,599,577
394,538	Public Service Enterprise Group, Inc.	23,202,780
186,011	Sempra Energy	22,403,165

		64,205,522

Multiline Retail – 0.9%
97,610	Dollar General Corp.	11,562,881

Oil, Gas & Consumable Fuels – 6.4%
209,261	Cheniere Energy, Inc.*	13,486,871
188,502	Concho Resources, Inc.	20,735,220

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
183,936	Diamondback Energy, Inc.	18,932,533
147,946	Marathon Petroleum Corp.	9,174,131
289,530	The Williams Cos., Inc.	7,727,556
197,588	Viper Energy Partners LP	6,502,621
521,434	WPX Energy, Inc.*	6,434,496

		82,993,428

Real Estate Management & Development* – 0.5%
346,193	Cushman & Wakefield PLC	6,345,718

Road & Rail – 0.8%
71,005	Old Dominion Freight Line, Inc.	10,705,424

Semiconductors & Semiconductor Equipment – 2.6%
170,744	Advanced Micro Devices, Inc.*	4,017,606
60,916	Analog Devices, Inc.	6,515,575
823,830	Marvell Technology Group Ltd.	16,435,409
72,132	NXP Semiconductors NV	6,587,094

		33,555,684

Software – 1.6%
59,930	Check Point Software Technologies Ltd.*	7,329,439
65,451	PTC, Inc.*	6,075,162
16,779	Red Hat, Inc.*	3,063,845
179,569	Symantec Corp.	4,038,507

		20,506,953

Specialty Retail – 1.0%
54,047	Advance Auto Parts, Inc.	8,743,724
25,421	Burlington Stores, Inc.*	4,314,960

		13,058,684

Technology Hardware, Storage & Peripherals – 0.8%
200,992	Western Digital Corp.	10,109,898

Textiles, Apparel & Luxury Goods – 1.1%
123,409	PVH Corp.	14,172,290

Water Utilities – 0.9%
119,315	American Water Works Co., Inc.	12,124,790

TOTAL COMMON STOCKS – 98.9% (Cost $1,174,661,080)		$1,273,134,310

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		13,671,509

NET ASSETS – 100.0%		$1,286,805,819

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.0%
Aerospace & Defense – 1.5%
260,169	AAR Corp.	$9,503,974
264,916	Curtiss-Wright Corp.	32,661,494
184,526	Esterline Technologies Corp.*	22,466,040
115,488	Mercury Systems, Inc.*	7,335,798
203,523	Moog, Inc. Class A	19,123,021

		91,090,327

Air Freight & Logistics* – 0.7%
922,070	Air Transport Services Group, Inc.	21,456,569
297,427	Atlas Air Worldwide Holdings, Inc.	15,983,727
192,838	Echo Global Logistics, Inc.	4,631,969

		42,072,265

Airlines – 1.2%
756,068	SkyWest, Inc.	40,857,915
582,393	Spirit Airlines, Inc.*	32,759,606

		73,617,521

Auto Components – 0.5%
1,563,900	American Axle & Manufacturing Holdings, Inc.*	25,178,790
121,204	Standard Motor Products, Inc.	5,975,357

		31,154,147

Banks – 17.8%
692,427	Amalgamated Bank Class A	12,262,882
399,647	Ameris Bancorp	16,293,608
812,093	BancorpSouth Bank	26,466,111
947,311	Banner Corp.	58,856,432
1,269,123	Boston Private Financial Holdings, Inc.	15,089,872
1,346,705	Brookline Bancorp, Inc.	21,520,346
356,320	Bryn Mawr Bank Corp.	14,523,603
1,448,654	CenterState Bank Corp.	38,331,385
760,874	Chemical Financial Corp.	34,870,855
1,250,840	Columbia Banking System, Inc.	47,381,819
664,293	Community Bank System, Inc.	43,039,543
931,653	ConnectOne Bancorp, Inc.	20,095,755
2,166,587	CVB Financial Corp.	49,376,518
417,775	FB Financial Corp.	14,810,124
612,982	First Financial Bankshares, Inc.	39,751,883
996,915	First Merchants Corp.	40,265,397
1,241,150	First Midwest Bancorp, Inc.	28,732,623
684,243	Flushing Financial Corp.	15,881,280
1,164,615	Glacier Bancorp, Inc.	51,033,429
1,320,578	Great Western Bancorp, Inc.	49,587,704
633,716	Heritage Financial Corp.	20,861,931
1,084,335	Home BancShares, Inc.	21,122,846
578,780	Independent Bank Corp.	49,271,541
658,370	Independent Bank Group, Inc.	38,159,125
660,165	Lakeland Financial Corp.	31,899,173
1,245,313	LegacyTexas Financial Group, Inc.	51,966,911
335,278	National Commerce Corp.*	14,648,296
228,676	Old Line Bancshares, Inc.	6,549,281
311,490	Pacific Premier Bancorp, Inc.	9,297,977
650,996	Pinnacle Financial Partners, Inc.	38,206,955
1,077,638	Renasant Corp.	41,251,983

Common Stocks – (continued)
Banks – (continued)
429,261	Sandy Spring Bancorp, Inc.	15,054,183
433,745	South State Corp.	30,813,245
154,341	Texas Capital Bancshares, Inc.*	9,419,431
458,811	The First of Long Island Corp.	10,717,825
667,343	Towne Bank	18,398,647
449,325	TriCo Bancshares	18,071,852
677,370	Union Bankshares Corp.	24,094,051

		1,087,976,422

Beverages – 0.2%
165,522	MGP Ingredients, Inc.	13,547,976

Biotechnology* – 0.2%
232,363	Emergent BioSolutions, Inc.	13,558,381

Building Products – 0.3%
218,378	Armstrong World Industries, Inc.	15,980,902

Capital Markets – 1.6%
1,014,663	BrightSphere Investment Group PLC	14,357,481
531,421	Houlihan Lokey, Inc.	24,434,738
70,510	PJT Partners, Inc. Class A	3,259,677
800,290	Stifel Financial Corp.	43,559,785
466,482	Virtu Financial, Inc. Class A	11,727,357

		97,339,038

Chemicals – 1.7%
29,698	Ferro Corp.*	575,844
516,155	H.B. Fuller Co.	26,055,504
316,369	Ingevity Corp.*	36,452,036
128,530	Quaker Chemical Corp.	26,861,485
143,668	Sensient Technologies Corp.	9,295,320
281,524	Tronox Ltd. Class A	3,330,429

		102,570,618

Commercial Services & Supplies – 1.3%
587,121	ABM Industries, Inc.	20,936,735
813,012	Advanced Disposal Services, Inc.*	21,561,078
500,267	Brady Corp. Class A	23,667,632
361,583	Mobile Mini, Inc.	13,020,604

		79,186,049

Communications Equipment – 2.7%
1,164,077	Ciena Corp.*	49,659,525
1,516,776	NetScout Systems, Inc.*	41,514,159
295,947	Plantronics, Inc.	14,868,377
4,617,509	Viavi Solutions, Inc.*	60,627,893

		166,669,954

Construction & Engineering – 1.3%
376,517	EMCOR Group, Inc.	27,158,171
343,160	Granite Construction, Inc.	15,977,530
1,888,015	KBR, Inc.	37,307,176

		80,442,877

Diversified Consumer Services* – 1.1%
900,182	Adtalem Global Education, Inc.	43,388,772
554,088	Chegg, Inc.	21,958,508

		65,347,280

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – 4.4%
859,280	ALLETE, Inc.	$69,644,644
757,817	El Paso Electric Co.	40,770,555
569,769	IDACORP, Inc.	56,070,967
966,472	PNM Resources, Inc.	42,215,497
1,182,004	Portland General Electric Co.	59,265,680

		267,967,343

Electronic Equipment, Instruments & Components – 2.0%
826,233	CTS Corp.	26,538,604
470,872	II-VI, Inc.*	20,002,643
971,115	Knowles Corp.*	15,809,752
120,072	Rogers Corp.*	18,641,178
388,913	SYNNEX Corp.	38,160,143

		119,152,320

Energy Equipment & Services* – 1.5%
1,227,619	Apergy Corp.	51,535,446
940,503	Cactus, Inc. Class A	34,102,639
565,979	NCS Multistage Holdings, Inc.	3,118,544

		88,756,629

Entertainment* – 0.6%
662,692	Live Nation Entertainment, Inc.	37,481,859

Equity Real Estate Investment Trusts (REITs) – 10.2%
2,153,143	Acadia Realty Trust	61,343,044
667,075	Chatham Lodging Trust	13,328,158
2,380,341	Chesapeake Lodging Trust	71,695,871
2,709,595	Columbia Property Trust, Inc.	58,608,540
942,612	CyrusOne, Inc.	46,979,782
1,878,104	Healthcare Realty Trust, Inc.	59,441,992
929,636	Hudson Pacific Properties, Inc.	30,882,508
370,156	Life Storage, Inc.	36,127,226
719,611	National Health Investors, Inc.	56,151,246
2,011,681	Pebblebrook Hotel Trust	64,393,909
889,300	Preferred Apartment Communities, Inc. Class A	13,552,932
394,787	PS Business Parks, Inc.	58,100,803
2,685,948	RLJ Lodging Trust	49,878,054

		620,484,065

Food & Staples Retailing* – 0.3%
525,151	Performance Food Group Co.	20,234,068

Food Products – 1.8%
369,649	B&G Foods, Inc.(a)	9,100,758
1,556,977	Darling Ingredients, Inc.*	34,222,354
106,195	Hostess Brands, Inc.*	1,289,207
958,336	Nomad Foods Ltd.*	19,262,554
75,348	Sanderson Farms, Inc.	8,680,090
1,701,887	The Simply Good Foods Co.*	34,820,608

		107,375,571

Gas Utilities – 1.6%
509,296	Chesapeake Utilities Corp.	45,841,733

Common Stocks – (continued)
Gas Utilities – (continued)
972,672	New Jersey Resources Corp.	47,077,325
164,146	South Jersey Industries, Inc.	4,752,026

		97,671,084

Health Care Equipment & Supplies – 1.8%
784,090	Avanos Medical, Inc.*	36,914,957
450,481	CONMED Corp.	34,641,989
350,370	Orthofix Medical, Inc.*	21,407,607
578,715	Wright Medical Group NV*	18,119,567

		111,084,120

Health Care Providers & Services* – 0.4%
411,738	Acadia Healthcare Co., Inc.	10,824,592
242,776	AMN Healthcare Services, Inc.	12,141,228

		22,965,820

Health Care Technology* – 0.8%
3,431,342	Allscripts Healthcare Solutions, Inc.	36,783,986
366,573	HMS Holdings Corp.	12,632,106

		49,416,092

Hotels, Restaurants & Leisure – 2.0%
112,561	Belmond Ltd. Class A*	2,797,141
563,458	Boyd Gaming Corp.	16,768,510
345,865	Dine Brands Global, Inc.	34,309,808
1,012,949	Eldorado Resorts, Inc.*	48,834,271
139,035	Jack in the Box, Inc.	11,197,879
345,935	The Wendy’s Co.	5,995,054

		119,902,663

Household Durables – 1.4%
156,319	Helen of Troy Ltd.*	17,524,923
925,998	KB Home	21,122,014
637,413	Meritage Homes Corp.*	27,950,560
248,422	Taylor Morrison Home Corp. Class A*	4,166,037
289,818	TopBuild Corp.*	17,244,171

		88,007,705

Household Products* – 0.2%
443,400	Central Garden & Pet Co. Class A	12,348,690

Insurance – 5.3%
283,963	AMERISAFE, Inc.	17,920,905
1,828,932	CNO Financial Group, Inc.	31,146,712
137,553	Enstar Group Ltd.*	24,539,455
735,294	James River Group Holdings Ltd.	30,213,231
436,613	Kemper Corp.	36,282,540
584,771	Kinsale Capital Group, Inc.	39,039,312
265,155	Primerica, Inc.	33,154,981
532,227	ProAssurance Corp.	21,608,416
443,125	RLI Corp.	31,249,175
856,564	Selective Insurance Group, Inc.	56,498,962

		321,653,689

Interactive Media & Services* – 0.4%
1,121,760	Cars.com, Inc.	26,406,230

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Internet & Direct Marketing Retail* – 0.4%
588,517	Liberty Expedia Holdings, Inc. Class A	$26,071,303

IT Services* – 1.3%
322,797	CACI International, Inc. Class A	58,832,981
382,158	LiveRamp Holdings, Inc.	20,540,993

		79,373,974

Life Sciences Tools & Services* – 0.8%
358,379	Cambrex Corp.	14,815,388
813,111	Syneos Health, Inc.	33,963,646

		48,779,034

Machinery – 3.9%
65,091	Alamo Group, Inc.	6,251,340
539,098	CIRCOR International, Inc.*	16,997,760
1,083,291	Federal Signal Corp.	26,627,293
485,441	ITT, Inc.	28,039,072
368,139	Navistar International Corp.*	14,125,493
176,578	RBC Bearings, Inc.*	24,747,407
1,859,401	Rexnord Corp.*	49,590,225
68,457	Tennant Co.	4,326,482
1,200,837	TriMas Corp.*	38,823,060
339,913	Watts Water Technologies, Inc. Class A	27,376,593

		236,904,725

Media – 1.7%
524,670	Gray Television, Inc.*	11,495,520
1,310,019	Liberty Latin America Ltd. Class C*	25,401,268
676,059	MSG Networks, Inc. Class A*	16,320,064
222,513	Nexstar Media Group, Inc. Class A	21,746,196
2,107,676	TEGNA, Inc.	27,758,093

		102,721,141

Metals & Mining – 1.9%
1,763,815	Allegheny Technologies, Inc.*	50,498,024
132,215	Carpenter Technology Corp.	6,206,172
1,869,721	Cleveland-Cliffs, Inc.(a)	20,735,206
368,111	Commercial Metals Co.	6,092,237
1,855,131	Constellium NV Class A*	17,549,539
156,527	Royal Gold, Inc.	13,838,552

		114,919,730

Mortgage Real Estate Investment Trusts (REITs) – 2.3%
577,091	Blackstone Mortgage Trust, Inc. Class A	19,898,098
1,086,435	Granite Point Mortgage Trust, Inc.	20,663,994
5,575,678	MFA Financial, Inc.	40,535,179
1,117,531	PennyMac Mortgage Investment Trust	22,775,282
2,552,564	Two Harbors Investment Corp.	35,404,062

		139,276,615

Multiline Retail – 0.1%
232,307	Big Lots, Inc.	7,324,640

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 4.0%
4,320,944	Callon Petroleum Co.*	33,055,222
1,029,828	Centennial Resource Development, Inc. Class A*	9,340,540
248,230	Delek US Holdings, Inc.	8,782,377
1,840,217	Falcon Minerals Corp.	14,261,682
1,740,753	Golar LNG Ltd.	35,929,142
764,440	Matador Resources Co.*	14,218,584
266,408	PBF Energy, Inc. Class A	8,277,297
451,258	PDC Energy, Inc.*	16,728,134
897,375	SM Energy Co.	14,663,107
1,412,712	Viper Energy Partners LP	46,492,352
3,416,880	WPX Energy, Inc.*	42,164,299

		243,912,736

Personal Products* – 0.2%
268,913	Edgewell Personal Care Co.	11,928,981

Pharmaceuticals* – 0.3%
835,130	Mallinckrodt PLC	20,844,845

Professional Services* – 0.4%
368,542	ASGN, Inc.	23,737,790

Real Estate Management & Development – 0.5%
1,625,794	Kennedy-Wilson Holdings, Inc.	33,783,999

Road & Rail* – 0.3%
316,825	Saia, Inc.	20,961,142

Semiconductors & Semiconductor Equipment – 3.1%
964,106	Cree, Inc.*	52,457,007
1,069,632	Entegris, Inc.	37,790,098
1,764,522	Lattice Semiconductor Corp.*	20,821,360
180,734	MKS Instruments, Inc.	14,977,427
467,598	Semtech Corp.*	25,736,594
238,897	Silicon Laboratories, Inc.*	19,355,435
372,909	Synaptics, Inc.*	15,613,700

		186,751,621

Software* – 2.1%
663,703	CommVault Systems, Inc.	44,726,945
598,397	Cornerstone OnDemand, Inc.	33,809,431
887,588	Verint Systems, Inc.	47,264,061

		125,800,437

Specialty Retail – 2.8%
679,159	Aaron’s, Inc.	36,871,542
160,185	Abercrombie & Fitch Co. Class A	3,516,061
290,547	Asbury Automotive Group, Inc.*	20,858,369
182,043	At Home Group, Inc.*(a)	4,456,413
92,136	Bed Bath & Beyond, Inc.	1,541,435
290,538	Burlington Stores, Inc.*	49,315,920
96,849	Caleres, Inc.	3,012,004
715,767	DSW, Inc. Class A	21,193,861
314,789	Guess?, Inc.	7,048,126
751,350	Sally Beauty Holdings, Inc.*	13,576,895
258,782	Shoe Carnival, Inc.	9,869,945
86,657	Signet Jewelers Ltd.	2,435,928

		173,696,499

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 0.7%
208,047	Columbia Sportswear Co.	$21,418,439
325,545	G-III Apparel Group Ltd.*	11,592,657
280,480	Wolverine World Wide, Inc.	10,029,965

		43,041,061

Thrifts & Mortgage Finance – 2.5%
4,235,113	MGIC Investment Corp.*	54,971,766
1,304,564	OceanFirst Financial Corp.	32,875,013
1,076,222	Provident Financial Services, Inc.	29,542,294
1,153,947	Washington Federal, Inc.	35,403,094

		152,792,167

Trading Companies & Distributors – 1.9%
978,098	Beacon Roofing Supply, Inc.*	35,475,614
984,973	Foundation Building Materials, Inc.*	10,952,900
700,560	H&E Equipment Services, Inc.	20,169,122
378,101	Kaman Corp.	23,283,460
1,119,638	Univar, Inc.*	25,315,015

		115,196,111

TOTAL COMMON STOCKS
(Cost $4,804,168,829)		$5,979,280,256

Exchange Traded Funds – 0.3%
147,752	iShares Russell 2000 Value ETF	$18,309,428
(Cost $16,877,797)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $4,821,046,626)		$5,997,589,684

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(b) – 0.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
10,496,150	2.395%	$10,496,150
(Cost $10,496,150)

TOTAL INVESTMENTS – 98.5%
(Cost $4,831,542,776)		$6,008,085,834

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		88,925,749

NET ASSETS – 100.0%		$6,097,011,583

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
LP	—Limited Partnership
PLC	—Public Limited Company

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 96.3%
Aerospace & Defense – 1.3%
7,411	Curtiss-Wright Corp.	$913,702
1,789	Esterline Technologies Corp.*	217,811
6,093	Hexcel Corp.	439,549

		1,571,062

Air Freight & Logistics* – 0.4%
18,275	Air Transport Services Group, Inc.	425,259
499	XPO Logistics, Inc.	25,125

		450,384

Airlines – 1.1%
14,847	SkyWest, Inc.	802,332
8,837	Spirit Airlines, Inc.*	497,081

		1,299,413

Auto Components – 0.2%
5,968	BorgWarner, Inc.	242,360

Banks – 11.9%
6,877	Bank of Hawaii Corp.	565,496
11,330	BOK Financial Corp.	1,024,685
10,514	Chemical Financial Corp.	481,857
19,774	Commerce Bancshares, Inc.	1,244,378
9,931	Cullen/Frost Bankers, Inc.	1,029,646
19,453	East West Bancorp, Inc.	1,062,328
17,886	Glacier Bancorp, Inc.	783,764
21,270	PacWest Bancorp	872,495
19,027	Pinnacle Financial Partners, Inc.	1,116,695
10,013	Prosperity Bancshares, Inc.	745,468
6,971	Signature Bank	946,383
6,015	South State Corp.	427,306
30,453	Synovus Financial Corp.	1,208,375
4,169	Texas Capital Bancshares, Inc.*	254,434
46,418	Umpqua Holdings Corp.	843,879
15,036	Webster Financial Corp.	863,367
13,227	Wintrust Financial Corp.	974,433

		14,444,989

Building Products – 0.8%
4,316	Armstrong World Industries, Inc.	315,845
4,062	Fortune Brands Home & Security, Inc.	191,402
1,853	Lennox International, Inc.	454,448

		961,695

Capital Markets – 1.0%
11,321	BrightSphere Investment Group PLC	160,192
6,128	E*TRADE Financial Corp.	300,211
10,368	Stifel Financial Corp.	564,330
8,298	Virtu Financial, Inc. Class A	208,612

		1,233,345

Chemicals – 3.2%
15,528	Ashland Global Holdings, Inc.	1,201,557
3,777	Celanese Corp.	386,349
3,816	CF Industries Holdings, Inc.	161,035
10,779	H.B. Fuller Co.	544,124
7,396	Huntsman Corp.	183,347

Common Stocks – (continued)
Chemicals – (continued)
6,253	Ingevity Corp.*	720,471
6,714	Methanex Corp.	378,669
4,004	W.R. Grace & Co.	310,991

		3,886,543

Communications Equipment* – 1.4%
10,054	Ciena Corp.	428,904
19,595	NetScout Systems, Inc.	536,315
56,402	Viavi Solutions, Inc.	740,558

		1,705,777

Construction & Engineering – 1.8%
14,893	AECOM*	461,087
9,122	Arcosa, Inc.	305,496
13,077	Jacobs Engineering Group, Inc.	964,821
3,278	Valmont Industries, Inc.	447,742

		2,179,146

Construction Materials – 0.4%
4,620	Vulcan Materials Co.	514,945

Containers & Packaging – 0.9%
3,419	Avery Dennison Corp.	369,389
10,531	Berry Global Group, Inc.*	552,561
16,987	Graphic Packaging Holding Co.	206,902

		1,128,852

Diversified Consumer Services – 0.8%
4,490	Bright Horizons Family Solutions, Inc.*	556,760
3,333	Strategic Education, Inc.	435,890

		992,650

Diversified Financial Services – 0.8%
19,649	Voya Financial, Inc.	993,650

Electric Utilities – 4.0%
16,068	ALLETE, Inc.	1,302,311
32,676	Alliant Energy Corp.	1,498,848
7,376	IDACORP, Inc.	725,872
13,756	Pinnacle West Capital Corp.	1,289,488

		4,816,519

Electrical Equipment – 1.9%
7,626	Hubbell, Inc.	900,249
29,716	nVent Electric PLC	816,596
12,189	Sensata Technologies Holding PLC*	618,348

		2,335,193

Electronic Equipment, Instruments & Components* – 1.5%
11,347	Keysight Technologies, Inc.	957,800
21,840	Trimble, Inc.	873,819

		1,831,619

Energy Equipment & Services* – 1.2%
22,411	Apergy Corp.	940,814
13,494	Cactus, Inc. Class A	489,292

		1,430,106

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Entertainment – 1.0%
17,225	Live Nation Entertainment, Inc.*	$974,246
3,365	World Wrestling Entertainment, Inc. Class A	281,650

		1,255,896

Equity Real Estate Investment Trusts (REITs) – 14.0%
10,945	Acadia Realty Trust	311,823
16,139	Camden Property Trust	1,583,074
45,179	Columbia Property Trust, Inc.	977,222
12,317	CyrusOne, Inc.	613,879
31,102	Duke Realty Corp.	919,686
67,554	Empire State Realty Trust, Inc. Class A	1,028,172
16,177	Equity LifeStyle Properties, Inc.	1,757,469
11,794	Federal Realty Investment Trust	1,575,560
34,348	Healthcare Realty Trust, Inc.	1,087,114
10,832	Highwoods Properties, Inc.	501,630
21,946	Hudson Pacific Properties, Inc.	729,046
3,955	Life Storage, Inc.	386,008
8,231	Mid-America Apartment Communities, Inc.	852,567
13,219	National Health Investors, Inc.	1,031,479
39,051	Pebblebrook Hotel Trust	1,250,023
5,451	PS Business Parks, Inc.	802,224
55,370	RLJ Lodging Trust	1,028,221
48,136	SITE Centers Corp.	642,616

		17,077,813

Food & Staples Retailing – 1.0%
2,246	Casey’s General Stores, Inc.	302,626
24,398	US Foods Holding Corp.*	859,786

		1,162,412

Food Products – 2.4%
2,437	B&G Foods, Inc.(a)	59,999
1,926	Ingredion, Inc.	178,059
1,492	J&J Snack Foods Corp.	231,678
8,876	Lamb Weston Holdings, Inc.	615,195
22,803	Nomad Foods Ltd.*	458,340
12,061	Post Holdings, Inc.*	1,228,775
1,590	TreeHouse Foods, Inc.*	96,322

		2,868,368

Gas Utilities – 1.7%
14,680	Atmos Energy Corp.	1,451,118
10,975	New Jersey Resources Corp.	531,190
2,265	South Jersey Industries, Inc.	65,572

		2,047,880

Health Care Equipment & Supplies – 2.6%
9,869	Avanos Medical, Inc.*	464,633
5,526	Hill-Rom Holdings, Inc.	586,032
4,584	STERIS PLC	554,481
3,813	The Cooper Cos., Inc.	1,090,480
4,454	West Pharmaceutical Services, Inc.	466,556

		3,162,182

Common Stocks – (continued)
Health Care Providers & Services* – 0.4%
10,083	Acadia Healthcare Co., Inc.	265,082
8,623	MEDNAX, Inc.	283,783

		548,865

Health Care Technology* – 0.4%
44,143	Allscripts Healthcare Solutions, Inc.	473,213

Hotels, Restaurants & Leisure – 2.4%
5,788	Aramark	175,376
11,752	Boyd Gaming Corp.	349,740
2,679	Caesars Entertainment Corp.*	23,093
5,633	Dine Brands Global, Inc.	558,794
19,624	Eldorado Resorts, Inc.*	946,073
1,070	Jack in the Box, Inc.	86,178
6,837	The Wendy’s Co.	118,485
2,929	Vail Resorts, Inc.	610,374

		2,868,113

Household Durables – 1.2%
2,026	Helen of Troy Ltd.*	227,135
22,141	Lennar Corp. Class A	1,062,325
45	NVR, Inc.*	117,900

		1,407,360

Industrial Conglomerates – 0.6%
6,234	Carlisle Cos., Inc.	767,281

Insurance – 6.2%
11,722	American Financial Group, Inc.	1,168,214
22,978	Brown & Brown, Inc.	680,608
23,267	CNO Financial Group, Inc.	396,237
6,878	Kemper Corp.	571,562
5,024	Primerica, Inc.	628,201
10,440	ProAssurance Corp.	423,864
5,640	Reinsurance Group of America, Inc.	814,924
7,142	The Hanover Insurance Group, Inc.	847,827
10,960	Torchmark Corp.	904,857
13,754	W.R. Berkley Corp.	1,150,660

		7,586,954

Internet & Direct Marketing Retail* – 0.3%
9,252	Liberty Expedia Holdings, Inc. Class A	409,864

IT Services – 1.9%
9,514	Booz Allen Hamilton Holding Corp.	502,910
5,432	CACI International, Inc. Class A*	990,036
12,293	Leidos Holdings, Inc.	794,005

		2,286,951

Leisure Products – 0.3%
7,026	Brunswick Corp.	370,551

Life Sciences Tools & Services – 1.7%
8,017	PerkinElmer, Inc.	754,881
20,652	QIAGEN NV*	793,656
11,580	Syneos Health, Inc.*	483,697

		2,032,234

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Machinery – 2.8%
14,288	Gardner Denver Holdings, Inc.*	$383,633
15,570	ITT, Inc.	899,323
22,909	Rexnord Corp.*	610,983
21,592	The Timken Co.	936,877
27,365	Trinity Industries, Inc.	640,614

		3,471,430

Media – 0.9%
5,240	GCI Liberty, Inc. Class A*	280,550
4,435	Nexstar Media Group, Inc. Class A	433,433
32,897	TEGNA, Inc.	433,253

		1,147,236

Metals & Mining – 1.5%
28,973	Allegheny Technologies, Inc.*	829,497
4,404	Royal Gold, Inc.	389,358
17,920	Steel Dynamics, Inc.	668,774

		1,887,629

Mortgage Real Estate Investment Trusts (REITs) – 1.9%
137,103	MFA Financial, Inc.	996,739
16,496	PennyMac Mortgage Investment Trust	336,188
69,086	Two Harbors Investment Corp.	958,223

		2,291,150

Multiline Retail – 0.1%
2,530	Kohl’s Corp.	170,851

Oil, Gas & Consumable Fuels – 3.6%
9,804	Diamondback Energy, Inc.	1,009,126
10,640	HollyFrontier Corp.	544,768
34,872	Parsley Energy, Inc. Class A*	632,578
11,820	SM Energy Co.	193,139
27,792	Viper Energy Partners LP	914,635
88,237	WPX Energy, Inc.*	1,088,844

		4,383,090

Pharmaceuticals* – 0.8%
22,187	Catalent, Inc.	958,922

Professional Services* – 0.4%
6,939	ASGN, Inc.	446,941

Real Estate Management & Development – 0.9%
38,908	Cushman & Wakefield PLC*	713,184
16,104	Kennedy-Wilson Holdings, Inc.	334,641

		1,047,825

Road & Rail – 0.9%
2,209	Landstar System, Inc.	240,074
5,782	Old Dominion Freight Line, Inc.	871,752

		1,111,826

Semiconductors & Semiconductor Equipment – 2.5%
46,319	Cypress Semiconductor Corp.	714,702
19,563	Entegris, Inc.	691,161
51,808	Marvell Technology Group Ltd.	1,033,570

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
14,858	Teradyne, Inc.	606,652

		3,046,085

Software* – 3.2%
12,593	CommVault Systems, Inc.	848,642
10,602	Cornerstone OnDemand, Inc.	599,013
55,904	Nuance Communications, Inc.	937,510
4,170	PTC, Inc.	387,060
14,061	Teradata Corp.	680,131
8,153	Verint Systems, Inc.	434,147

		3,886,503

Specialty Retail – 1.9%
4,431	Asbury Automotive Group, Inc.*	318,101
7,334	Burlington Stores, Inc.*	1,244,873
2,009	Five Below, Inc.*	241,783
9,376	Foot Locker, Inc.	558,060

		2,362,817

Textiles, Apparel & Luxury Goods – 0.6%
6,361	PVH Corp.	730,497

Thrifts & Mortgage Finance – 0.6%
23,800	MGIC Investment Corp.*	308,924
14,252	Washington Federal, Inc.	437,251

		746,175

Trading Companies & Distributors* – 1.0%
14,146	Beacon Roofing Supply, Inc.	513,076
914	United Rentals, Inc.	123,015
25,797	Univar, Inc.	583,270

		1,219,361

TOTAL COMMON STOCKS (Cost $109,131,979)		$117,252,523

Shares	Dividend Rate	Value

Investment Company(b) – 2.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,789,394	2.395%	$2,789,394
(Cost $2,789,394)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $111,921,373)		$120,041,917

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(b) – 0.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
118,050	2.395%	$118,050
(Cost $118,050)

TOTAL INVESTMENTS – 98.7%
(Cost $112,039,423)		$120,159,967

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		1,580,134

NET ASSETS – 100.0%		$121,740,101

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities

February 28, 2019 (Unaudited)

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund
Assets:
Investments of unaffiliated issuers, at value (cost $320,934,328, $4,206,541 and $424,170,686)	$356,552,689	$4,374,208	$480,810,041
Investments of affiliated issuers, at value (cost $0, $0 and $5,281,073)	—	—	5,281,073
Cash	1,903,591	70,623	7,497,566
Receivables:
Dividends	1,263,622	11,854	1,126,204
Foreign tax reclaims	36,099	194	53,159
Reimbursement from investment adviser	27,776	23,410	34,837
Fund shares sold	11,464	—	25,932
Other assets	67,643	51,702	102,529
Total assets	359,862,884	4,531,991	494,931,341

Liabilities:
Payables:
Fund shares redeemed	206,828	—	523,332
Management fees	187,109	2,333	277,445
Distribution and Service fees and Transfer Agency fees	101,138	156	56,623
Investments purchased	—	—	875
Accrued expenses	181,696	75,865	130,920
Total liabilities	676,771	78,354	989,195

Net Assets:
Paid-in capital	322,221,921	4,297,568	440,387,149
Total distributable earnings	36,964,192	156,069	53,554,997
NET ASSETS	$359,186,113	$4,453,637	$493,942,146
Net Assets:
Class A	$311,004,077	$50,745	$89,757,522
Class C	8,771,859	29,124	23,556,426
Institutional	18,646,272	646,851	155,249,633
Service	102,961	—	989,002
Investor	2,604,688	30,185	5,618,874
Class P	11,011,337	3,636,723	211,631,975
Class R	1,454,710	29,648	5,152,869
Class R6	5,590,209	30,361	1,985,845
Total Net Assets	$359,186,113	$4,453,637	$493,942,146
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	8,310,578	4,955	6,403,833
Class C	245,851	2,857	1,770,961
Institutional	489,741	63,071	10,974,072
Service	2,742	—	70,800
Investor	69,708	2,950	401,271
Class P	289,252	355,060	14,620,060
Class R	39,084	2,903	379,080
Class R6	146,815	2,965	137,172
Net asset value, offering and redemption price per share:(a)
Class A	$37.42	$10.24	$14.02
Class C	35.68	10.20	13.30
Institutional	38.07	10.26	14.15
Service	37.55	—	13.97
Investor	37.37	10.23	14.00
Class P	38.07	10.24	14.48
Class R	37.22	10.21	13.59
Class R6	38.08	10.24	14.48

(a)	Maximum public offering price per share for Class A Shares of the Equity Income, Focused Value and Large Cap Value Funds is $39.60, $10.84 and $14.84 respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities (continued)

February 28, 2019 (Unaudited)

	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund
Assets:
Investments of unaffiliated issuers, at value (cost $1,174,661,080, $4,821,046,626 and $109,131,979)(a)	$1,273,134,310	$5,997,589,684	$117,252,523
Investments of affiliated issuers, at value (cost $0, $0 and $2,789,394)	—	—	2,789,394
Investments in securities lending reinvestment vehicle — affiliated issuer, at value (cost $0, $10,496,150 and $118,050)	—	10,496,150	118,050
Cash	11,163,029	83,701,072	1,806,957
Receivables:
Investments sold	11,210,508	38,456,118	496,377
Dividends	1,010,875	4,004,234	114,970
Reimbursement from investment adviser	—	79,383	26,077
Fund shares sold	626,568	4,959,690	178,970
Securities lending income	52	19,473	381
Other assets	129,524	166,888	77,540
Total assets	1,297,274,866	6,139,472,692	122,861,239

Liabilities:
Payables:
Investments purchased	6,391,712	19,480,499	831,251
Fund shares redeemed	2,710,212	7,426,360	214
Management fees	738,368	4,182,129	73,197
Distribution and Service fees and Transfer Agency fees	248,106	461,798	4,620
Payable upon return of securities loaned	—	10,496,150	118,050
Accrued expenses	380,649	414,173	93,806
Total liabilities	10,469,047	42,461,109	1,121,138

Net Assets:
Paid-in capital	1,226,860,853	4,995,109,114	118,242,967
Total distributable earnings	59,944,966	1,101,902,469	3,497,134
NET ASSETS	$1,286,805,819	$6,097,011,583	$121,740,101
Net Assets:
Class A	$542,911,884	$714,338,398	$1,545,089
Class C	36,469,893	13,379,998	1,006,361
Institutional	382,863,708	3,404,216,830	6,110,311
Service	54,166,136	85,001,516	—
Investor	43,118,699	157,055,443	3,356,119
Class P	146,190,182	262,553,525	51,645,642
Class R	23,845,395	100,796,773	199,338
Class R6	57,239,922	1,359,669,100	57,877,241
Total Net Assets	$1,286,805,819	$6,097,011,583	$121,740,101
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	17,820,187	14,477,244	129,151
Class C	1,371,784	375,347	86,160
Institutional	12,426,834	63,291,333	504,161
Service	1,819,045	1,786,211	—
Investor	1,452,064	3,211,656	278,632
Class P	4,749,110	4,883,800	4,266,945
Class R	809,899	2,095,644	16,691
Class R6	1,859,080	25,290,841	4,780,956
Net asset value, offering and redemption price per share:(b)
Class A	$30.47	$49.34	$11.96
Class C	26.59	35.65	11.68
Institutional	30.81	53.79	12.12
Service	29.78	47.59	—
Investor	29.69	48.90	12.04
Class P	30.78	53.76	12.10
Class R	29.44	48.10	11.94
Class R6	30.79	53.76	12.11

(a)	Includes loaned securities having a market value of $ 10,187,102 and $ 114,650 for the Small Cap Value and Small/Mid Cap Value Funds, respectively.
(b)	Maximum public offering price per share for Class A Shares of the Mid Cap Value, Small Cap Value and Small/Mid Cap Value Funds is $32.24, $52.21 and $12.66, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations

For the Six Months Ended February 28, 2019 (Unaudited)

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $25,343, $137 and $10,899)	$5,454,643	$51,442	$5,698,667

Dividends — affiliated issuers	420	217	18,509

Securities lending income — affiliated issuer	2,956	—	—

Total investment income	5,458,019	51,659	5,717,176

Expenses:

Management fees	1,218,596	17,493	1,893,880

Distribution and Service fees(a)	432,608	274	247,511

Transfer Agency fees(a)	293,494	896	178,188

Professional fees	62,223	50,250	58,594

Registration fees	61,958	55,228	76,507

Custody, accounting and administrative services	39,696	20,069	47,863

Printing and mailing costs	30,476	10,887	33,166

Trustee fees	8,251	7,927	8,415

Service Share fees — Service Plan	127	—	1,299

Service Share fees — Shareholder Administration Plan	127	—	1,299

Other	8,790	3,917	9,412

Total expenses	2,156,346	166,941	2,556,134

Less — expense reductions	(226,397)	(148,202)	(269,532)

Net expenses	1,929,949	18,739	2,286,602

NET INVESTMENT INCOME	3,528,070	32,920	3,430,574

Realized and unrealized gain (loss):

Net realized gain from:

Investments — unaffiliated issuers (including commission recapture of $0, $0 and $7,657)	6,936,855	187,015	4,062,786

Net change in unrealized loss on:

Investments — unaffiliated issuers	(13,058,537)	(375,660)	(23,990,196)

Net realized and unrealized loss	(6,121,682)	(188,645)	(19,927,410)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,593,612)	$(155,725)	$(16,496,836)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Equity Income	$382,270	$46,781	$3,557	$275,234	$8,421	$4,415	$20	$2,349	$1,568	$1,280	$207
Focused Value	61	141	72	44	25	139	—	26	632	26	4
Large Cap Value	113,998	121,230	12,283	82,079	21,822	30,761	208	5,306	33,406	4,422	184

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations (continued)

For the Six Months Ended February 28, 2019 (Unaudited)

	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $17,920, $0 and $0)	$11,265,059	$55,549,624	$1,133,039

Dividends — affiliated issuers	40,997	129,957	18,336

Securities lending income — affiliated issuer	785	240,270	2,251

Total investment income	11,306,841	55,919,851	1,153,626

Expenses:

Management fees	5,131,478	27,577,691	470,062

Distribution and Service fees(a)	978,438	1,252,509	7,150

Transfer Agency fees(a)	738,207	1,848,430	23,084

Printing and mailing costs	110,304	213,651	13,472

Registration fees	90,689	145,723	62,857

Custody, accounting and administrative services	76,238	188,743	30,958

Service Share fees — Service Plan	71,387	114,366	—

Service Share fees — Shareholder Administration Plan	71,387	114,366	—

Professional fees	51,529	52,782	50,251

Trustee fees	9,334	14,009	8,035

Other	27,410	52,421	6,103

Total expenses	7,356,401	31,574,691	671,972

Less — expense reductions	(3,772)	(557,207)	(170,768)

Net expenses	7,352,629	31,017,484	501,204

NET INVESTMENT INCOME	3,954,212	24,902,367	652,422

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including commission recapture of $11,070, $4,301 and $1,212)	338,753	(18,628,221)	(4,287,070)

Net change in unrealized loss on:

Investments — unaffiliated issuers	(57,530,836)	(518,290,983)	(3,911,176)

Net realized and unrealized loss	(57,192,083)	(536,919,204)	(8,198,246)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(53,237,871)	$(512,016,837)	$(7,545,824)

(a)	Class specific Distribution/or and Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Mid Cap Value	$707,531	$209,137	$61,770	$509,422	$37,645	$89,236	$11,422	$40,036	$22,648	$22,237	$5,561
Small Cap Value	911,088	82,191	259,230	655,983	14,794	713,125	18,299	137,697	40,814	93,323	174,395
Small/Mid Cap Value	1,870	4,806	474	1,346	865	1,125	—	3,829	7,476	171	8,272

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets

	Equity Income Fund			Focused Value Fund
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018		For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018
From operations:

Net investment income	$3,528,070	$6,912,858		$32,920	$50,976

Net realized gain	6,936,855	22,834,667		187,015	113,023

Net change in unrealized gain (loss)	(13,058,537)	9,945,582		(375,660)	382,741

Net increase (decrease) in net assets resulting from operations	(2,593,612)	39,693,107		(155,725)	546,740

Distributions to shareholders:

From distributable earnings:

Class A Shares	(4,956,050)	(6,132,663	)(b)	(2,623)	(4,676	)(b)

Class C Shares	(94,738)	(225,722	)(b)	(1,396)	(2,157	)(b)

Institutional Shares	(422,898)	(757,952	)(b)	(36,446)	(439,580	)(b)

Service Shares	(1,623)	(1,511	)(b)	—	—

Investor Shares	(45,388)	(60,208	)(b)	(1,721)	(2,468	)(b)

Class P Shares(a)	(193,437)	(71,219	)(b)	(248,134)	—

Class R Shares	(21,196)	(24,306	)(b)	(1,556)	(2,313	)(b)

Class R6 Shares	(216)	(268	)(b)	(1,772)	(2,519	)(b)

Total distributions to shareholders	(5,735,546)	(7,273,849)		(293,648)	(453,713)

From share transactions:

Proceeds from sales of shares	22,663,683	24,540,213		380,879	8,020,093

Reinvestment of distributions	5,603,494	7,092,658		293,648	453,712

Cost of shares redeemed	(36,626,243)	(75,994,046)		(2,604,345)	(6,718,862)

Net increase (decrease) in net assets resulting from share transactions	(8,359,066)	(44,361,175)		(1,929,818)	1,754,943

TOTAL INCREASE (DECREASE)	(16,688,224)	(11,941,917)		(2,379,191)	1,847,970

Net assets:(c)

Beginning of period	375,874,337	387,816,254		6,832,828	4,984,858

End of period	$359,186,113	$375,874,337		$4,453,637	$6,832,828

(a)	Class P Shares commenced operations on April 17, 2018.
(b)	Prior year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Equity Income	$(6,132,663)	$(225,722)	$(757,952)	$(1,511)	$(60,208)	$(71,219)	$(24,306)	$(268)
Focused Value	(434)	—	(56,946)	—	(283)	—	(142)	(329)

Distributions from net realized gains:		Class A	Class C	Institutional	Service	Investor	Class R	Class R6
Focused Value		$(4,242)	$(2,157)	$(382,634)	$—	$(2,185)	$(2,171)	$(2,190)

(c)	Prior year information has been revised to conform with current year presentation. Undistributed net investment income was $ 1,174,812 and $ 33,292 for the Equity Income and Focused Value Funds as of August 31, 2018.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Large Cap Value Fund			Mid Cap Value Fund
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018		For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018
From operations:

Net investment income	$3,430,574	$7,003,431		$3,954,212	$7,874,994

Net realized gain	4,062,786	79,648,698		338,753	253,719,524

Net change in unrealized gain (loss)	(23,990,196)	(22,561,147)		(57,530,836)	(42,318,723)

Net increase (decrease) in net assets resulting from operations	(16,496,836)	64,090,982		(53,237,871)	219,275,795

Distributions to shareholders:

From distributable earnings:

Class A Shares	(10,013,173)	(16,617,728	)(b)	(80,350,023)	(107,494,646	)(b)

Class C Shares	(2,416,782)	(5,867,147	)(b)	(5,982,773)	(14,362,231	)(b)

Institutional Shares	(17,040,940)	(81,543,072	)(b)	(65,676,202)	(173,256,802	)(b)

Service Shares	(105,614)	(420,112	)(b)	(8,245,430)	(11,309,204	)(b)

Investor Shares	(616,179)	(1,021,804	)(b)	(6,590,529)	(9,478,659	)(b)

Class P Shares(a)	(24,947,700)	—		(21,987,888)	—

Class R Shares	(536,342)	(930,857	)(b)	(3,452,428)	(4,519,818	)(b)

Class R6 Shares	(106,537)	(23,298	)(b)	(3,562,454)	(10,340,743	)(b)

Total distributions to shareholders	(55,783,267)	(106,424,018)		(195,847,727)	(330,762,103)

From share transactions:

Proceeds from sales of shares	48,889,550	336,834,925		146,163,591	427,486,951

Reinvestment of distributions	54,109,142	101,042,965		179,466,797	302,049,331

Cost of shares redeemed	(103,642,186)	(682,887,277)		(412,115,172)	(1,647,750,292)

Net increase (decrease) in net assets resulting from share transactions	(643,494)	(245,009,387)		(86,484,784)	(918,214,010)

TOTAL INCREASE (DECREASE)	(72,923,597)	(287,342,423)		(335,570,382)	(1,029,700,318)

Net assets:(c)

Beginning of period	566,865,743	854,208,166		1,622,376,201	2,652,076,519

End of period	$493,942,146	$566,865,743		$1,286,805,819	$1,622,376,201

(a)	Class P Shares commenced operations on April 17, 2018.
(b)	Prior year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:	Class A	Class C	Institutional	Service	Investor	Class R	Class R6
Large Cap Value	$(1,439,786)	$(326,872)	$(9,497,922)	$(33,746)	$(119,672)	$(81,410)	$—
Mid Cap Value	(3,307,340)	—	(9,586,444)	(299,520)	(360,363)	(87,344)	(518,762)

Distributions from net realized gains:	Class A	Class C	Institutional	Service	Investor	Class R	Class R6
Large Cap Value	$(15,177,942)	$(5,540,275)	$(72,045,150)	$(386,366)	$(902,132)	$(849,447)	$(23,298)
Mid Cap Value	(104,187,306)	(14,362,231)	(163,670,358)	(11,009,684)	(9,118,296)	(4,432,474)	(9,821,981)

(c)	Prior year information has been revised to conform with current year presentation. Undistributed net investment income was $ 4,845,111 and $270,300 for the Large Cap Value and Mid Cap Value Funds as of August 31, 2018.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Value Fund			Small/Mid Cap Value Fund
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018		For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018
From operations:

Net investment income	$24,902,367	$25,131,142		$652,422	$861,999

Net realized gain (loss)	(18,628,221)	694,975,746		(4,287,070)	7,650,955

Net change in unrealized gain (loss)	(518,290,983)	431,991,515		(3,911,176)	8,151,309

Net increase (decrease) in net assets resulting from operations	(512,016,837)	1,152,098,403		(7,545,824)	16,664,263

Distributions to shareholders:

From distributable earnings:

Class A Shares	(80,325,941)	(90,296,447	)(b)	(96,381)	(68,649	)(b)

Class C Shares	(2,159,452)	(5,250,602	)(b)	(60,960)	(43,477	)(b)

Institutional Shares	(373,807,352)	(461,156,882	)(b)	(360,731)	(2,213,891	)(b)

Service Shares	(10,384,854)	(13,771,001	)(b)	—	—

Investor Shares	(17,181,572)	(19,178,515	)(b)	(214,689)	(234,641	)(b)

Class P Shares(a)	(29,152,639)	—		(3,324,027)	—

Class R Shares	(11,383,758)	(13,586,906	)(b)	(11,847)	(5,587	)(b)

Class R6 Shares	(117,489,659)	(92,487,505	)(b)	(3,632,477)	(2,832,291	)(b)

Total distributions to shareholders	(641,885,227)	(695,727,858)		(7,701,112)	(5,398,536)

From share transactions:

Proceeds from sales of shares	850,200,982	1,602,296,827		12,376,366	77,203,850

Reinvestment of distributions	614,744,607	667,790,846		7,693,950	5,387,653

Cost of shares redeemed	(1,229,604,573)	(2,191,842,059)		(12,926,984)	(73,354,014)

Net increase (decrease) in net assets resulting from share transactions	235,341,016	78,245,614		7,143,332	9,237,489

TOTAL INCREASE (DECREASE)	(918,561,048)	534,616,159		(8,103,604)	20,503,216

Net assets: (c)

Beginning of period	7,015,572,631	6,480,956,472		129,843,705	109,340,489

End of period	$6,097,011,583	$7,015,572,631		$121,740,101	$129,843,705

(a)	Class P Shares commenced operations on April 17, 2018.
(b)	Prior year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:	Class A	Class C	Institutional	Service	Investor	Class R	Class R6
Small Cap Value	$(1,178,855)	$—	$(23,542,391)	$(39,508)	$(742,667)	$—	$(4,966,579)
Small/Mid Cap Value	(10,160)	—	(468,442)	—	(45,272)	(512)	(607,300)

Distributions from net realized gains:	Class A	Class C	Institutional	Service	Investor	Class R	Class R6
Small Cap Value	$(89,117,592)	$(5,250,602)	$(437,614,491)	$(13,731,493)	$(18,435,848)	$(13,586,906)	$(87,520,926)
Small/Mid Cap Value	(58,489)	(43,477)	(1,745,449)	—	(189,369)	(5,075)	(2,224,991)

(c)	Prior year information has been revised to conform with current year presentation. Undistributed net investment income was $ 4,433,547 and $ 332,639 for the Small Cap Value and Small/Mid Cap Value Funds as of August 31, 2018.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$38.26		$35.17	$32.53	$30.47	$32.21	$26.70

Net investment income(a)	0.36		0.67	0.61	0.68	0.55	0.42

Net realized and unrealized gain (loss)	(0.61)		3.12	2.60	2.02	(1.80)	5.48

Total from investment operations	(0.25)		3.79	3.21	2.70	(1.25)	5.90

Distributions to shareholders from net investment income	(0.29)		(0.70)	(0.57)	(0.64)	(0.49)	(0.39)

Distributions to shareholders from net realized gains	(0.30)		—	—	—	—	—

Total distributions	(0.59)		(0.70)	(0.57)	(0.64)	(0.49)	(0.39)

Net asset value, end of period	$37.42		$38.26	$35.17	$32.53	$30.47	$32.21

Total return(b)	(0.58)%		10.88%	9.93%	9.01%	(3.98)%	22.27%

Net assets, end of period (in 000s)	$311,004		$318,960	$327,650	$359,003	$369,115	$414,276

Ratio of net expenses to average net assets	1.11	%(c)	1.12%	1.13%	1.13%	1.14%	1.18%

Ratio of total expenses to average net assets	1.24	%(c)	1.27%	1.24%	1.26%	1.22%	1.24%

Ratio of net investment income to average net assets	1.98	%(c)	1.81%	1.77%	2.22%	1.68%	1.42%

Portfolio turnover rate(d)	23%		69%	43%	61%	47%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class C Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$36.41		$33.50	$31.01	$29.08	$30.77	$25.54

Net investment income(a)	0.21		0.37	0.33	0.43	0.29	0.19

Net realized and unrealized gain (loss)	(0.55)		2.98	2.48	1.93	(1.72)	5.23

Total from investment operations	(0.34)		3.35	2.81	2.36	(1.43)	5.42

Distributions to shareholders from net investment income	(0.09)		(0.44)	(0.32)	(0.43)	(0.26)	(0.19)

Distributions to shareholders from net realized gains	(0.30)		—	—	—	—	—

Total distributions	(0.39)		(0.44)	(0.32)	(0.43)	(0.26)	(0.19)

Net asset value, end of period	$35.68		$36.41	$33.50	$31.01	$29.08	$30.77

Total return(b)	(0.88)%		10.06%	9.10%	8.21%	(4.70)%	21.32%

Net assets, end of period (in 000s)	$8,772		$16,982	$18,460	$22,371	$23,534	$26,742

Ratio of net expenses to average net assets	1.86	%(c)	1.87%	1.88%	1.88%	1.89%	1.93%

Ratio of total expenses to average net assets	1.99	%(c)	2.02%	1.99%	2.01%	1.97%	1.99%

Ratio of net investment income to average net assets	1.22	%(c)	1.06%	1.02%	1.47%	0.93%	0.67%

Portfolio turnover rate(d)	23%		69%	43%	61%	47%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$38.92		$35.77	$33.07	$30.96	$32.72	$27.12

Net investment income(a)	0.43		0.81	0.77	0.82	0.69	0.55

Net realized and unrealized gain (loss)	(0.62)		3.18	2.64	2.06	(1.83)	5.56

Total from investment operations	(0.19)		3.99	3.41	2.88	(1.14)	6.11

Distributions to shareholders from net investment income	(0.36)		(0.84)	(0.71)	(0.77)	(0.62)	(0.51)

Distributions to shareholders from net realized gains	(0.30)		—	—	—	—	—

Total distributions	(0.66)		(0.84)	(0.71)	(0.77)	(0.62)	(0.51)

Net asset value, end of period	$38.07		$38.92	$35.77	$33.07	$30.96	$32.72

Total return(b)	(0.39)%		11.30%	10.38%	9.46%	(3.59)%	22.73%

Net assets, end of period (in 000s)	$18,646		$24,658	$37,415	$31,409	$29,243	$29,476

Ratio of net expenses to average net assets	0.73	%(c)	0.73%	0.73%	0.73%	0.74%	0.78%

Ratio of total expenses to average net assets	0.85	%(c)	0.87%	0.84%	0.86%	0.82%	0.84%

Ratio of net investment income to average net assets	2.35	%(c)	2.17%	2.19%	2.61%	2.09%	1.82%

Portfolio turnover rate(d)	23%		69%	43%	61%	47%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$38.39		$35.28	$32.53	$30.46	$32.20	$26.69

Net investment income(a)	0.33		0.63	0.57	0.65	0.51	0.39

Net realized and unrealized gain (loss)	(0.60)		3.13	2.61	2.02	(1.79)	5.48

Total from investment operations	(0.27)		3.76	3.18	2.67	(1.28)	5.87

Distributions to shareholders from net investment income	(0.27)		(0.65)	(0.43)	(0.60)	(0.46)	(0.36)

Distributions to shareholders from net realized gains	(0.30)		—	—	—	—	—

Total distributions	(0.57)		(0.65)	(0.43)	(0.60)	(0.46)	(0.36)

Net asset value, end of period	$37.55		$38.39	$35.28	$32.53	$30.46	$32.20

Total return(b)	(0.63)%		10.77%	9.84%	8.88%	(4.06)%	22.12%

Net assets, end of period (in 000s)	$103		$84	$86	$324	$397	$368

Ratio of net expenses to average net assets	1.23	%(c)	1.23%	1.23%	1.23%	1.24%	1.28%

Ratio of total expenses to average net assets	1.35	%(c)	1.38%	1.33%	1.36%	1.32%	1.34%

Ratio of net investment income to average net assets	1.84	%(c)	1.70%	1.66%	2.11%	1.58%	1.33%

Portfolio turnover rate(d)	23%		69%	43%	61%	47%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$38.20		$35.12	$32.49	$30.41	$32.15	$26.65

Net investment income(a)	0.40		0.76	0.75	0.76	0.62	0.51

Net realized and unrealized gain (loss)	(0.59)		3.11	2.55	2.02	(1.79)	5.46

Total from investment operations	(0.19)		3.87	3.30	2.78	(1.17)	5.97

Distributions to shareholders from net investment income	(0.34)		(0.79)	(0.67)	(0.70)	(0.57)	(0.47)

Distributions to shareholders from net realized gains	(0.30)		—	—	—	—	—

Total distributions	(0.64)		(0.79)	(0.67)	(0.70)	(0.57)	(0.47)

Net asset value, end of period	$37.37		$38.20	$35.12	$32.49	$30.41	$32.15

Total return(b)	(0.42)%		11.15%	10.21%	9.27%	(3.74)%	22.58%

Net assets, end of period (in 000s)	$2,605		$2,851	$2,623	$743	$614	$3,937

Ratio of net expenses to average net assets	0.86	%(c)	0.87%	0.88%	0.88%	0.89%	0.93%

Ratio of total expenses to average net assets	0.99	%(c)	1.02%	1.00%	1.01%	0.97%	0.98%

Ratio of net investment loss to average net assets	2.22	%(c)	2.07%	2.17%	2.47%	1.90%	1.71%

Portfolio turnover rate(d)	23%		69%	43%	61%	47%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class P Shares
	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$38.92	$37.37

Net investment income(b)	0.44	0.31

Net realized and unrealized gain (loss)	(0.62)	1.48

Total from investment operations	(0.18)	1.79

Distributions to shareholders from net investment income	(0.37)	(0.24)

Distributions to shareholders from net realized gains	(0.30)	—

Total distributions	(0.67)	(0.24)

Net asset value, end of period	$38.07	$38.92

Total return(c)	(0.39)%	4.84%

Net assets, end of period (in 000s)	$11,011	$10,835

Ratio of net expenses to average net assets(d)	0.72%	0.72%

Ratio of total expenses to average net assets(d)	0.84%	0.95%

Ratio of net investment income to average net assets(d)	2.36%	2.20%

Portfolio turnover rate(e)	23%	69%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class R Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$38.05		$34.98	$32.35	$30.32	$32.05	$26.60

Net investment income(a)	0.31		0.57	0.53	0.60	0.46	0.35

Net realized and unrealized gain (loss)	(0.60)		3.10	2.59	2.00	(1.78)	5.45

Total from investment operations	(0.29)		3.67	3.12	2.60	(1.32)	5.80

Distributions to shareholders from net investment income	(0.24)		(0.60)	(0.49)	(0.57)	(0.41)	(0.35)

Distributions to shareholders from net realized gains	(0.30)		—	—	—	—	—

Total distributions	(0.54)		(0.60)	(0.49)	(0.57)	(0.41)	(0.35)

Net asset value, end of period	$37.22		$38.05	$34.98	$32.35	$30.32	$32.05

Total return(b)	(0.70)%		10.59%	9.68%	8.71%	(4.19)%	21.94%

Net assets, end of period (in 000s)	$1,455		$1,492	$1,571	$1,477	$1,167	$1,462

Ratio of net expenses to average net assets	1.36	%(c)	1.37%	1.38%	1.38%	1.39%	1.43%

Ratio of total expenses to average net assets	1.49	%(c)	1.52%	1.49%	1.51%	1.47%	1.49%

Ratio of net investment income to average net assets	1.73	%(c)	1.55%	1.54%	1.96%	1.44%	1.16%

Portfolio turnover rate(d)	23	%(c)	69%	43%	61%	47%	40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2015(a)
			2018	2017	2016
Per Share Data

Net asset value, beginning of period	$38.92		$35.76	$33.06	$30.97	$33.24

Net investment income(b)	0.47		0.83	0.77	0.82	0.08

Net realized and unrealized gain (loss)	(0.64)		3.17	2.64	2.04	(2.35)

Total from investment operations	(0.17)		4.00	3.41	2.86	(2.27)

Distributions to shareholders from net investment income	(0.37)		(0.84)	(0.71)	(0.77)	—

Distributions to shareholders from net realized gains	(0.30)		—	—	—	—

Total distributions	(0.67)		(0.84)	(0.71)	(0.77)	—

Net asset value, end of period	$38.08		$38.92	$35.76	$33.06	$30.97

Total return(c)	(0.36)%		11.34%	10.39%	9.40%	(6.83)%

Net assets, end of period (in 000s)	$5,590		$13	$11	$10	$9

Ratio of net expenses to average net assets	0.72	%(d)	0.72%	0.73%	0.73%	0.69	%(d)

Ratio of total expenses to average net assets	0.83	%(d)	0.86%	0.84%	0.86%	0.84	%(d)

Ratio of net investment income to average net assets	2.57	%(d)	2.22%	2.20%	2.62%	2.79	%(d)

Portfolio turnover rate(e)	23%		69%	43%	61%	47%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2015(a)
			2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.08		$11.10	$9.89	$9.28	$10.00

Net investment income(b)	0.05		0.05	0.10	0.12	0.01

Net realized and unrealized gain (loss)	(0.33)		0.87	1.22	0.52	(0.73)

Total from investment operations	(0.28)		0.92	1.32	0.64	(0.72)

Distributions to shareholders from net investment income	(0.05)		(0.08)	(0.11)	(0.03)	—

Distributions to shareholders from net realized gains	(0.51)		(0.86)	—	—	—

Total distributions	(0.56)		(0.94)	(0.11)	(0.03)	—

Net asset value, end of period	$10.24		$11.08	$11.10	$9.89	$9.28

Total return(c)	(2.20)%		8.64%	13.42%	6.93%	(7.20)%

Net assets, end of period (in 000s)	$51		$52	$50	$25	$23

Ratio of net expenses to average net assets	1.11	%(d)	1.12%	1.13%	1.13%	1.13	%(d)

Ratio of total expenses to average net assets	7.14	%(d)	4.84%	7.96%	14.54%	25.55	%(d)

Ratio of net investment income to average net assets	0.98	%(d)	0.50%	0.95%	1.33%	0.97	%(d)

Portfolio turnover rate(e)	57%		204%	126%	161%	2%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class C Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2015(a)
			2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.03		$11.05	$9.84	$9.28	$10.00

Net investment income (loss)(b)	0.01		(0.03)	0.03	0.05	—	(c)

Net realized and unrealized gain (loss)	(0.32)		0.87	1.21	0.51	(0.72)

Total from investment operations	(0.31)		0.84	1.24	0.56	(0.72)

Distributions to shareholders from net investment income	(0.01)		—	(0.03)	— (c)	—

Distributions to shareholders from net realized gains	(0.51)		(0.86)	—	—	—

Total distributions	(0.52)		(0.86)	(0.03)	— (c)	—

Net asset value, end of period	$10.20		$11.03	$11.05	$9.84	$9.28

Total return(d)	(2.55)%		7.87%	12.64%	6.06%	(7.20)%

Net assets, end of period (in 000s)	$29		$30	$48	$25	$23

Ratio of net expenses to average net assets	1.86	%(e)	1.87%	1.88%	1.88%	1.89	%(e)

Ratio of total expenses to average net assets	7.89	%(e)	5.77%	8.66%	15.30%	26.30	%(e)

Ratio of net investment income (loss) to average net assets	0.23	%(e)	(0.24)%	0.25%	0.58%	0.21	%(e)

Portfolio turnover rate(f)	57%		204%	126%	161%	2%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2015(a)
			2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.13		$11.14	$9.92	$9.29	$10.00

Net investment income(b)	0.07		0.09	0.15	0.16	0.01

Net realized and unrealized gain (loss)	(0.33)		0.88	1.21	0.52	(0.72)

Total from investment operations	(0.26)		0.97	1.36	0.68	(0.71)

Distributions to shareholders from net investment income	(0.10)		(0.12)	(0.14)	(0.05)	—

Distributions to shareholders from net realized gains	(0.51)		(0.86)	—	—	—

Total distributions	(0.61)		(0.98)	(0.14)	(0.05)	—

Net asset value, end of period	$10.26		$11.13	$11.14	$9.92	$9.29

Total return(c)	(1.93)%		9.06%	13.79%	7.33%	(7.10)%

Net assets, end of period (in 000s)	$647		$1,007	$4,802	$3,206	$1,741

Ratio of net expenses to average net assets	0.73	%(d)	0.73%	0.73%	0.73%	0.74	%(d)

Ratio of total expenses to average net assets	6.58	%(d)	4.40%	7.40%	13.52%	25.15	%(d)

Ratio of net investment income to average net assets	1.34	%(d)	0.86%	1.39%	1.73%	1.37	%(d)

Portfolio turnover rate(e)	57%		204%	126%	161%	2%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2015(a)
			2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.13		$11.13	$9.91	$9.29	$10.00

Net investment income(b)	0.06		0.08	0.13	0.15	0.01

Net realized and unrealized gain (loss)	(0.34)		0.88	1.22	0.51	(0.72)

Total from investment operations	(0.28)		0.96	1.35	0.66	(0.71)

Distributions to shareholders from net investment income	(0.11)		(0.10)	(0.13)	(0.04)	—

Distributions to shareholders from net realized gains	(0.51)		(0.86)	—	—	—

Total distributions	(0.62)		(0.96)	(0.13)	(0.04)	—

Net asset value, end of period	$10.23		$11.13	$11.13	$9.91	$9.29

Total return(c)	(2.14)%		9.01%	13.65%	7.26%	(7.20)%

Net assets, end of period (in 000s)	$30		$31	$28	$25	$23

Ratio of net expenses to average net assets	0.86	%(d)	0.87%	0.88%	0.88%	0.89	%(d)

Ratio of total expenses to average net assets	6.89	%(d)	4.77%	7.61%	14.28%	25.30	%(d)

Ratio of net investment loss to average net assets	1.23	%(d)	0.72%	1.20%	1.58%	1.21	%(d)

Portfolio turnover rate(e)	57%		204%	126%	161%	2%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class P Shares
	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(a)

Per Share Data

Net asset value, beginning of period	$11.15	$10.54

Net investment income(b)	0.07	0.04

Net realized and unrealized gain (loss)	(0.34)	0.57

Total from investment operations	(0.27)	0.61

Distributions to shareholders from net investment income	(0.13)	—

Distributions to shareholders from net realized gains	(0.51)	—

Total distributions	(0.64)	—

Net asset value, end of period	$10.24	$11.15

Total return(c)	(2.06)%	5.79%

Net assets, end of period (in 000s)	$3,637	$5,652

Ratio of net expenses to average net assets(d)	0.72%	0.72%

Ratio of total expenses to average net assets(d)	6.56%	5.91%

Ratio of net investment income to average net assets(d)	1.31%	0.89%

Portfolio turnover rate(e)	57%	204%

(a)	Class P Shares commenced operations April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class R Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2015(a)
			2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.07		$11.09	$9.88	$9.28	$10.00

Net investment income(b)	0.04		0.02	0.07	0.10	0.01

Net realized and unrealized gain (loss)	(0.33)		0.87	1.22	0.52	(0.73)

Total from investment operations	(0.29)		0.89	1.29	0.62	(0.72)

Distributions to shareholders from net investment income	(0.06)		(0.05)	(0.08)	(0.02)	—

Distributions to shareholder from net realized gains	(0.51)		(0.86)	—	—	—

Total distributions	(0.57)		(0.91)	(0.08)	(0.02)	—

Net asset value, end of period	$10.21		$11.07	$11.09	$9.88	$9.28

Total return(c)	(2.30)%		8.35%	13.08%	6.60%	(7.10)%

Net assets, end of period (in 000s)	$30		$30	$28	$25	$23

Ratio of net expenses to average net assets	1.36	%(d)	1.37%	1.38%	1.38%	1.39	%(d)

Ratio of total expenses to average net assets	7.39	%(d)	5.27%	8.12%	14.79%	25.80	%(d)

Ratio of net investment income to average net assets	0.73	%(d)	0.22%	0.70%	1.08%	0.71	%(d)

Portfolio turnover rate(e)	57%		204%	126%	161%	2%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2015(a)
			2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.14		$11.15	$9.92	$9.29	$10.00

Net investment income(b)	0.07		0.10	0.15	0.16	0.01

Net realized and unrealized gain (loss)	(0.33)		0.87	1.22	0.52	(0.72)

Total from investment operations	(0.26)		0.97	1.37	0.68	(0.71)

Distributions to shareholders from net investment income	(0.13)		(0.12)	(0.14)	(0.05)	—

Distributions to shareholders from net realized gains	(0.51)		(0.86)	—	—	—

Total distributions	(0.64)		(0.98)	(0.14)	(0.05)	—

Net asset value, end of period	$10.24		$11.14	$11.15	$9.92	$9.29

Total return(c)	(1.98)%		9.06%	13.91%	7.34%	(7.10)%

Net assets, end of period (in 000s)	$30		$31	$28	$25	$23

Ratio of net expenses to average net assets	0.72	%(d)	0.72%	0.71%	0.71%	0.72	%(d)

Ratio of total expenses to average net assets	6.74	%(d)	4.64%	7.46%	14.11%	25.14	%(d)

Ratio of net investment income to average net assets	1.37	%(d)	0.87%	1.37%	1.75%	1.39	%(d)

Portfolio turnover rate(e)	57%		204%	126%	161%	2%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$16.16		$17.25	$16.08	$16.45	$18.50	$15.06

Net investment income(a)	0.08		0.13	0.19	0.24	0.16	0.13

Net realized and unrealized gain (loss)	(0.57)		1.35	1.26	0.95	(1.11)	3.41

Total from investment operations	(0.49)		1.48	1.45	1.19	(0.95)	3.54

Distributions to shareholders from net investment income	(0.14)		(0.21)	(0.28)	(0.12)	(0.14)	(0.10)

Distributions to shareholders from net realized gains	(1.51)		(2.36)	—	(1.44)	(0.96)	—

Total distributions	(1.65)		(2.57)	(0.28)	(1.56)	(1.10)	(0.10)

Net asset value, end of period	$14.02		$16.16	$17.25	$16.08	$16.45	$18.50

Total return(b)	(2.40)%		9.29%	9.04%	7.73%	(5.51)%	23.62%

Net assets, end of period (in 000s)	$89,758		$92,226	$153,608	$197,754	$234,810	$260,256

Ratio of net expenses to average net assets	1.11	%(c)	1.11%	1.14%	1.18%	1.17%	1.19%

Ratio of total expenses to average net assets	1.27	%(c)	1.24%	1.22%	1.22%	1.20%	1.20%

Ratio of net investment income to average net assets	1.16	%(c)	0.81%	1.14%	1.54%	0.92%	0.74%

Portfolio turnover rate(d)	33%		171%	124%	116%	79%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class C Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$15.32		$16.51	$15.43	$15.83	$17.86	$14.56

Net investment income(a)	0.03		0.01	0.07	0.12	0.03	— (b)

Net realized and unrealized gain (loss)	(0.54)		1.29	1.19	0.93	(1.08)	3.31

Total from investment operations	(0.51)		1.30	1.26	1.05	(1.05)	3.31

Distributions to shareholders from net investment income	—		(0.13)	(0.18)	(0.01)	(0.02)	(0.01)

Distributions to shareholder from net realized gains	(1.51)		(2.36)	—	(1.44)	(0.96)	—

Total distributions	(1.51)		(2.49)	(0.18)	(1.45)	(0.98)	(0.01)

Net asset value, end of period	$13.30		$15.32	$16.51	$15.43	$15.83	$17.86

Total return(c)	(2.77)%		8.46%	8.18%	7.01%	(6.28)%	22.73%

Net assets, end of period (in 000s)	$23,556		$36,819	$39,403	$41,587	$42,221	$45,535

Ratio of net expenses to average net assets	1.86	%(d)	1.86%	1.89%	1.93%	1.92%	1.94%

Ratio of total expenses to average net assets	2.02	%(d)	1.99%	1.97%	1.97%	1.95%	1.95%

Ratio of net investment income (loss) to average net assets	0.40	%(d)	0.06%	0.41%	0.79%	0.16%	(0.01)%

Portfolio turnover rate(e)	33%		171%	124%	116%	79%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$16.32		$17.42	$16.25	$16.61	$18.67	$15.20

Net investment income(a)	0.11		0.19	0.25	0.30	0.24	0.19

Net realized and unrealized gain (loss)	(0.59)		1.36	1.27	0.97	(1.12)	3.45

Total from investment operations	(0.48)		1.55	1.52	1.27	(0.88)	3.64

Distributions to shareholders from net investment income	(0.18)		(0.28)	(0.35)	(0.19)	(0.22)	(0.17)

Distributions to shareholders from net realized gains	(1.51)		(2.37)	—	(1.44)	(0.96)	—

Total distributions	(1.69)		(2.65)	(0.35)	(1.63)	(1.18)	(0.17)

Net asset value, end of period	$14.15		$16.32	$17.42	$16.25	$16.61	$18.67

Total return(b)	(2.28)%		9.65%	9.41%	8.17%	(5.13)%	24.15%

Net assets, end of period (in 000s)	$155,250		$174,803	$645,552	$905,400	$1,037,653	$1,206,895

Ratio of net expenses to average net assets	0.79	%(c)	0.79%	0.78%	0.78%	0.77%	0.79%

Ratio of total expenses to average net assets	0.88	%(c)	0.85%	0.82%	0.82%	0.80%	0.80%

Ratio of net investment income to average net assets	1.47	%(c)	1.13%	1.46%	1.93%	1.31%	1.14%

Portfolio turnover rate(d)	33%		171%	124%	116%	79%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$16.03		$17.14	$15.99	$16.36	$18.42	$14.99

Net investment income(a)	0.07		0.10	0.17	0.22	0.15	0.11

Net realized and unrealized gain (loss)	(0.57)		1.35	1.23	0.96	(1.11)	3.40

Total from investment operations	(0.50)		1.45	1.40	1.18	(0.96)	3.51

Distributions to shareholders from net investment income	(0.05)		(0.20)	(0.25)	(0.11)	(0.14)	(0.08)

Distributions to shareholders from net realized gains	(1.51)		(2.36)	—	(1.44)	(0.96)	—

Total distributions	(1.56)		(2.56)	(0.25)	(1.55)	(1.10)	(0.08)

Net asset value, end of period	$13.97		$16.03	$17.14	$15.99	$16.36	$18.42

Total return(b)	(2.52)%		9.15%	8.80%	7.67%	(5.63)%	23.53%

Net assets, end of period (in 000s)	$989		$1,201	$2,914	$3,549	$4,294	$3,185

Ratio of net expenses to average net assets	1.29	%(c)	1.29%	1.28%	1.28%	1.27%	1.29%

Ratio of total expenses to average net assets	1.38	%(c)	1.35%	1.32%	1.32%	1.30%	1.30%

Ratio of net investment income to average net assets	0.96	%(c)	0.64%	1.01%	1.45%	0.84%	0.64%

Portfolio turnover rate(d)	33%		171%	124%	116%	79%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$16.17		$17.28	$16.11	$16.47	$18.34	$14.94

Net investment income(a)	0.10		0.17	0.25	0.27	0.21	0.17

Net realized and unrealized gain (loss)	(0.59)		1.36	1.23	0.97	(1.12)	3.38

Total from investment operations	(0.49)		1.53	1.48	1.24	(0.91)	3.55

Distributions to shareholders from net investment income	(0.17)		(0.27)	(0.31)	(0.16)	—	(0.15)

Distributions to shareholders from net realized gains	(1.51)		(2.37)	—	(1.44)	(0.96)	—

Total distributions	(1.68)		(2.64)	(0.31)	(1.60)	(0.96)	(0.15)

Net asset value, end of period	$14.00		$16.17	$17.28	$16.11	$16.47	$18.34

Total return(b)	(2.36)%		9.61%	9.26%	8.05%	(5.29)%	23.93%

Net assets, end of period (in 000s)	$5,619		$7,447	$6,516	$3,654	$6,878	$6,618

Ratio of net expenses to average net assets	0.86	%(c)	0.86%	0.88%	0.93%	0.92%	0.95%

Ratio of total expenses to average net assets	1.02	%(c)	0.99%	0.97%	0.97%	0.95%	0.95%

Ratio of net investment loss to average net assets	1.39	%(c)	1.06%	1.47%	1.77%	1.17%	1.05%

Portfolio turnover rate(d)	33%		171%	124%	116%	79%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class P Shares
	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(a)

Net asset value, beginning of Period	$16.66	$15.81

Net investment income(b)	0.11	0.08

Net realized and unrealized gain (loss)	(0.59)	0.77

Total from investment operations	(0.48)	0.85

Distributions to shareholders from net investment income	(0.19)	—

Distributions to shareholders from net realized gains	(1.51)	—

Total Distributions	(1.70)	—

Net asset value, end of Period	$14.48	$16.66

Total return(c)	(2.23)%	5.38%

Net assets, end of period (in 000s)	$211,632	$248,012

Ratio of net expenses to average net assets(d)	0.78%	0.78%

Ratio of total expenses to average net assets(d)	0.87%	0.85%

Ratio of net investment income to average net assets(d)	1.48%	1.26%

Portfolio turnover rate(e)	33%	171%

(a)	Commenced operations April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class R Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$15.71		$16.86	$15.73	$16.12	$18.17	$14.80

Net investment income(a)	0.06		0.09	0.15	0.20	0.12	0.08

Net realized and unrealized gain (loss)	(0.57)		1.32	1.22	0.94	(1.09)	3.36

Total from investment operations	(0.51)		1.41	1.37	1.14	(0.97)	3.44

Distributions to shareholders from net investment income	(0.10)		(0.20)	(0.24)	(0.09)	(0.12)	(0.07)

Distributions to shareholders from net realized gains	(1.51)		(2.36)	—	(1.44)	(0.96)	—

Total distributions	(1.61)		(2.56)	(0.24)	(1.53)	(1.08)	(0.07)

Net asset value, end of period	$13.59		$15.71	$16.86	$15.73	$16.12	$18.17

Total return(b)	(2.60)%		9.05%	8.73%	7.51%	(5.77)%	23.33%

Net assets, end of period (in 000s)	$5,153		$5,252	$6,204	$7,130	$7,710	$7,705

Ratio of net expenses to average net assets	1.36	%(c)	1.36%	1.39%	1.43%	1.42%	1.44%

Ratio of total expenses to average net assets	1.52	%(c)	1.49%	1.47%	1.47%	1.45%	1.45%

Ratio of net investment income to average net assets	0.92	%(c)	0.56%	0.90%	1.30%	0.66%	0.49%

Portfolio turnover rate(d)	33%		171%	124%	116%	79%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2015(a)
			2018	2017	2016
Per Share Data

Net asset value, beginning of period	$16.66		$17.45	$16.25	$16.61	$17.88

Net investment income(b)	0.11		0.18	0.21	0.31	0.03

Net realized and unrealized gain (loss)	(0.59)		1.39	1.34	0.96	(1.30)

Total from investment operations	(0.48)		1.57	1.55	1.27	(1.27)

Distributions to shareholders from net investment income	(0.19)		—	(0.35)	(0.19)	—

Distributions to shareholders from net realized gains	(1.51)		(2.36)	—	(1.44)	—

Total distributions	(1.70)		(2.36)	(0.35)	(1.63)	—

Net asset value, end of period	$14.48		$16.66	$17.45	$16.25$	16.61

Total return(c)	(2.24)%		9.67%	9.63%	8.21%	(7.10)%

Net assets, end of period (in 000s)	$1,986		$1,106	$11	$121,773	$9

Ratio of net expenses to average net assets	0.78	%(d)	0.78%	0.76%	0.76%	0.77	%(d)

Ratio of total expenses to average net assets	0.87	%(d)	0.85%	0.79%	0.80%	0.81	%(d)

Ratio of net investment income to average net assets	1.55	%(d)	1.12%	1.27%	2.05%	2.01	%(d)

Portfolio turnover rate(e)	33%		171%	124%	116%	79%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$36.62		$38.27	$35.25	$38.81	$49.03	$46.08

Net investment income(a)	0.07		0.08	0.19	0.32	0.13	0.18

Net realized and unrealized gain (loss)	(1.37)		3.71	3.20	0.56	(1.75)	10.10

Total from investment operations	(1.30)		3.79	3.39	0.88	(1.62)	10.28

Distributions to shareholders from net investment income	(0.14)		(0.15)	(0.37)	(0.10)	(0.13)	(0.22)

Distributions to shareholders from net realized gains	(4.71)		(5.29)	—	(4.34)	(8.47)	(7.11)

Total distributions	(4.85)		(5.44)	(0.37)	(4.44)	(8.60)	(7.33)

Net asset value, end of period	$30.47		$36.62	$38.27	$35.25	$38.81	$49.03

Total return(b)	(2.56)%		10.68%	9.66%	3.00%	(4.21)%	24.77%

Net assets, end of period (in 000s)	$542,912		$630,820	$851,681	$1,363,093	$1,876,387	$3,153,971

Ratio of net expenses to average net assets	1.23	%(c)	1.22%	1.17%	1.15%	1.14%	1.14%

Ratio of total expenses to average net assets	1.23	%(c)	1.22%	1.17%	1.15%	1.14%	1.14%

Ratio of net investment income to average net assets	0.42	%(c)	0.22%	0.51%	0.92%	0.31%	0.38%

Portfolio turnover rate(d)	44%		137%	124%	111%	95%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class C Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$32.59		$34.68	$32.00	$35.80	$46.05	$43.79

Net investment income (loss)(a)	(0.04)		(0.17)	(0.09)	0.05	(0.19)	(0.17)

Net realized and unrealized gain (loss)	(1.25)		3.33	2.92	0.49	(1.59)	9.54

Total from investment operations	(1.29)		3.16	2.83	0.54	(1.78)	9.37

Distributions to shareholders from net investment income	—		—	(0.15)	—	— (b)	—

Distributions to shareholders from net realized gains	(4.71)		(5.25)	—	(4.34)	(8.47)	(7.11)

Total distributions	(4.71)		(5.25)	(0.15)	(4.34)	(8.47)	(7.11)

Net asset value, end of period	$26.59		$32.59	$34.68	$32.00	$35.80	$46.05

Total return(c)	(2.96)%		9.86%	8.86%	2.20%	(4.91)%	23.81%

Net assets, end of period (in 000s)	$36,470		$78,897	$102,928	$141,081	$180,780	$202,083

Ratio of net expenses to average net assets	1.98	%(d)	1.97%	1.92%	1.90%	1.89%	1.89%

Ratio of total expenses to average net assets	1.98	%(d)	1.97%	1.92%	1.90%	1.89%	1.89%

Ratio of net investment income (loss) to average net assets	(0.31	)%(d)	(0.53)%	(0.25)%	0.16%	(0.47)%	(0.38)%

Portfolio turnover rate(e)	44%		137%	124%	111%	95%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$37.06		$38.68	$35.64	$39.22	$49.55	$46.52

Net investment income(a)	0.13		0.21	0.34	0.46	0.29	0.36

Net realized and unrealized gain (loss)	(1.40)		3.77	3.25	0.56	(1.75)	10.19

Total from investment operations	(1.27)		3.98	3.59	1.02	(1.46)	10.55

Distributions to shareholders from net investment income	(0.27)		(0.26)	(0.55)	(0.26)	(0.40)	(0.41)

Distributions to shareholders from net realized gains	(4.71)		(5.34)	—	(4.34)	(8.47)	(7.11)

Total distributions	(4.98)		(5.60)	(0.55)	(4.60)	(8.87)	(7.52)

Net asset value, end of period	$30.81		$37.06	$38.68	$35.64	$39.22	$49.55

Total return(b)	(2.40)%		11.13%	10.12%	3.39%	(3.82)%	25.25%

Net assets, end of period (in 000s)	$382,864		$555,930	$1,424,886	$3,687,681	$5,868,055	$6,347,006

Ratio of net expenses to average net assets	0.84	%(c)	0.83%	0.77%	0.75%	0.74%	0.74%

Ratio of total expenses to average net assets	0.84	%(c)	0.83%	0.77%	0.75%	0.74%	0.74%

Ratio of net investment income to average net assets	0.82	%(c)	0.58%	0.91%	1.31%	0.68%	0.77%

Portfolio turnover rate(d)	44%		137%	124%	111%	95%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$35.89		$37.61	$34.63	$38.21	$48.40	$45.59

Net investment income(a)	0.05		0.04	0.15	0.28	0.08	0.13

Net realized and unrealized gain (loss)	(1.35)		3.65	3.15	0.54	(1.71)	9.97

Total from investment operations	(1.30)		3.69	3.30	0.82	(1.63)	10.10

Distributions to shareholders from net investment income	(0.10)		(0.12)	(0.32)	(0.06)	(0.09)	(0.18)

Distributions to shareholders from net realized gains	(4.71)		(5.29)	—	(4.34)	(8.47)	(7.11)

Total distributions	(4.81)		(5.41)	(0.32)	(4.40)	(8.56)	(7.29)

Net asset value, end of period	$29.78		$35.89	$37.61	$34.63	$38.21	$48.40

Total return(b)	(2.63)%		10.58%	9.56%	2.87%	(4.30)%	24.63%

Net assets, end of period (in 000s)	$54,166		$65,727	$87,438	$139,677	$222,149	$368,720

Ratio of net expenses to average net assets	1.34	%(c)	1.33%	1.27%	1.25%	1.24%	1.24%

Ratio of total expenses to average net assets	1.34	%(c)	1.33%	1.28%	1.25%	1.24%	1.24%

Ratio of net investment income to average net assets	0.31	%(c)	0.11%	0.40%	0.84%	0.19%	0.28%

Portfolio turnover rate(d)	44%		137%	124%	111%	95%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$35.89		$37.57	$34.63	$38.23	$48.52	$45.70

Net investment income(a)	0.10		0.17	0.27	0.39	0.22	0.30

Net realized and unrealized gain (loss)	(1.36)		3.63	3.17	0.55	(1.70)	9.98

Total from investment operations	(1.26)		3.80	3.44	0.94	(1.48)	10.28

Distributions to shareholders from net investment income	(0.23)		(0.18)	(0.50)	(0.20)	(0.34)	(0.35)

Distributions to shareholders from net realized gains	(4.71)		(5.30)	—	(4.34)	(8.47)	(7.11)

Total distributions	(4.94)		(5.48)	(0.50)	(4.54)	(8.81)	(7.46)

Net asset value, end of period	$29.69		$35.89	$37.57	$34.63	$38.23	$48.52

Total return(b)	(2.48)%		10.98%	9.94%	3.24%	(3.96)%	25.07%

Net assets, end of period (in 000s)	$43,119		$51,375	$77,446	$220,429	$304,390	$295,017

Ratio of net expenses to average net assets	0.98	%(c)	0.97%	0.92%	0.90%	0.89%	0.89%

Ratio of total expenses to average net assets	0.98	%(c)	0.97%	0.92%	0.90%	0.89%	0.89%

Ratio of net investment loss to average net assets	0.66	%(c)	0.47%	0.73%	1.16%	0.52%	0.66%

Portfolio turnover rate(d)	44%		137%	124%	111%	95%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class P Shares
	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(a)

Per Share Data

Net asset value, beginning of period	$37.04	$35.64

Net investment income(b)	0.13	0.13

Net realized and unrealized gain (loss)	(1.40)	1.27

Total from investment operations	(1.27)	1.40

Distributions to shareholders from net investment income	(0.28)	—

Distributions to shareholders from net realized gains	(4.71)	—

Total distributions	(4.99)	—

Net asset value, end of period	$30.78	$37.04

Total return(c)	(2.38)%	3.93%

Net assets, end of period (in 000s)	$146,190	$172,003

Ratio of net expenses to average net assets(d)	0.83%	0.86%

Ratio of total expenses to average net assets(d)	0.83%	0.86%

Ratio of net investment income to average net assets(d)	0.82%	0.94%

Portfolio turnover rate(e)	44%	137%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class R Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$35.52		$37.28	$34.38	$38.00	$48.28	$45.54

Net investment income (loss)(a)	0.03		(0.01)	0.09	0.22	— (b)	0.05

Net realized and unrealized gain (loss)	(1.34)		3.61	3.13	0.55	(1.69)	9.97

Total from investment operations	(1.31)		3.60	3.22	0.77	(1.69)	10.02

Distributions to shareholders from net investment income	(0.06)		(0.09)	(0.32)	(0.05)	(0.12)	(0.17)

Distributions to shareholders from net realized gains	(4.71)		(5.27)	—	(4.34)	(8.47)	(7.11)

Total distributions	(4.77)		(5.36)	(0.32)	(4.39)	(8.59)	(7.28)

Net asset value, end of period	$29.44		$35.52	$37.28	$34.38	$38.00	$48.28

Total return(c)	(2.72)%		10.43%	9.40%	2.72%	(4.45)%	24.44%

Net assets, end of period (in 000s)	$23,845		$28,103	$34,193	$40,111	$42,277	$35,896

Ratio of net expenses to average net assets	1.48	%(d)	1.47%	1.42%	1.40%	1.39%	1.39%

Ratio of total expenses to average net assets	1.48	%(d)	1.47%	1.43%	1.40%	1.39%	1.39%

Ratio of net investment income (loss) to average net assets	0.17	%(d)	(0.03)%	0.25%	0.66%	0.01%	0.12%

Portfolio turnover rate(e)	44%		137%	124%	111%	95%	87%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2015(a)
			2018	2017	2016
Per Share Data

Net asset value, beginning of period	$37.04		$38.66	$35.64	$39.23	$41.24

Net investment income (loss)(b)	0.11		0.22	0.36	0.47	(0.02)

Net realized and unrealized gain (loss)	(1.38)		3.76	3.22	0.56	(1.99)

Total from investment operations	(1.27)		3.98	3.58	1.03	(2.01)

Distributions to shareholders from net investment income	(0.27)		(0.27)	(0.56)	(0.28)	—

Distributions to shareholders from net realized gains	(4.71)		(5.33)	—	(4.34)	—

Total distributions	(4.98)		(5.60)	(0.56)	(4.62)	—

Net asset value, end of period	$30.79		$37.04	$38.66	$35.64	$39.23

Total return(c)	(2.39)%		11.10%	10.13%	3.41%	(4.87)%

Net assets, end of period (in 000s)	$57,240		$39,520	$73,505	$372,313	$10

Ratio of net expenses to average net assets	0.83	%(d)	0.82%	0.75%	0.73%	0.73	%(d)

Ratio of total expenses to average net assets	0.83	%(d)	0.82%	0.75%	0.73%	0.73	%(d)

Ratio of Net investment income (loss)	0.69	%(d)	0.60%	0.97%	1.39%	(0.62	)%(d)

Portfolio turnover rate(e)	44%		137%	124%	111%	95%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data

Net asset value, beginning of period	$59.98		$56.63	$52.52	$49.78	$55.40		$50.43

Net investment income (a)	0.13		0.04	0.16	0.20	0.16	(b)	0.12

Net realized and unrealized gain (loss)	(4.91)		9.70	5.92	5.11	(1.32)		9.94

Total from investment operations	(4.78)		9.74	6.08	5.31	(1.16)		10.06

Distributions to shareholders from net investment income	(0.02)		(0.08)	(0.22)	(0.16)	(0.10)		(0.18)

Distributions to shareholders from net realized gains	(5.84)		(6.31)	(1.75)	(2.41)	(4.36)		(4.91)

Total distributions	(5.86)		(6.39)	(1.97)	(2.57)	(4.46)		(5.09)

Net asset value, end of period	$49.34		$59.98	$56.63	$52.52	$49.78		$55.40

Total return(c)	(7.14)%		18.15%	11.56%	11.22%	(2.31)%		20.72%

Net assets, end of period (in 000s)	$714,338		$803,918	$851,497	$928,091	$950,196		$1,080,393

Ratio of net expenses to average net assets	1.34	%(d)	1.33%	1.34%	1.35%	1.34%		1.35%

Ratio of total expenses to average net assets	1.36	%(d)	1.36%	1.38%	1.39%	1.39%		1.40%

Ratio of net investment income to average net assets	0.49	%(d)	0.07%	0.29%	0.42%	0.30	%(b)	0.22%

Portfolio turnover rate(e)	22%		55%	68%	46%	49%		46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.10 per share and 0.18% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class C Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data

Net asset value, beginning of period	$45.37		$44.50	$41.75	$40.23		$45.84		$42.64

Net investment loss(a)	(0.05)		(0.31)	(0.20)	(0.13)		(0.19	)(b)	(0.25)

Net realized and unrealized gain (loss)	(3.83)		7.49	4.70	4.06		(1.06)		8.36

Total from investment operations	(3.88)		7.18	4.50	3.93		(1.25)		8.11

Distributions to shareholders from net investment income	—		—	—	(0.00	)(c)	—		—

Distributions to shareholders from net realized gains	(5.84)		(6.31)	(1.75)	(2.41)		(4.36)		(4.91)

Total distributions	(5.84)		(6.31)	(1.75)	(2.41)		(4.36)		(4.91)

Net asset value, end of period	$35.65		$45.37	$44.50	$41.75		$40.23		$45.84

Total return(d)	(7.50)%		17.26%	10.72%	10.40%		(3.04)%		19.85%

Net assets, end of period (in 000s)	$13,380		$37,157	$37,357	$47,925		$59,341		$69,319

Ratio of net expenses to average net assets	2.09	%(e)	2.08%	2.09%	2.10%		2.09%		2.10%

Ratio of total expenses to average net assets	2.11	%(e)	2.11%	2.13%	2.14%		2.14%		2.15%

Ratio of net investment loss to average net assets	(0.27	)%(e)	(0.69)%	(0.45)%	(0.33)%		(0.45	)%(b)	(0.55)%

Portfolio turnover rate(f)	22%		55%	68%	46%		49%		46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.10 per share and 0.18% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data

Net asset value, beginning of period	$64.90		$60.78	$56.20	$53.10	$58.80		$53.22

Net investment income(a)	0.25		0.28	0.41	0.42	0.39	(b)	0.33

Net realized and unrealized gain (loss)	(5.30)		10.46	6.34	5.45	(1.40)		10.53

Total from investment operations	(5.05)		10.74	6.75	5.87	(1.01)		10.86

Distributions to shareholders from net investment income	(0.22)		(0.31)	(0.42)	(0.36)	(0.33)		(0.37)

Distributions to shareholders from net realized gains	(5.84)		(6.31)	(1.75)	(2.41)	(4.36)		(4.91)

Total distributions	(6.06)		(6.62)	(2.17)	(2.77)	(4.69)		(5.28)

Net asset value, end of period	$53.79		$64.90	$60.78	$56.20	$53.10		$58.80

Total return(c)	(6.97)%		18.62%	12.00%	11.66%	(1.92)%		21.22%

Net assets, end of period (in 000s)	$3,404,217		$4,304,041	$4,393,986	$4,476,848	$4,503,821		$4,694,737

Ratio of net expenses to average net assets	0.95	%(d)	0.94%	0.94%	0.95%	0.94%		0.95%

Ratio of total expenses to average net assets	0.97	%(d)	0.97%	0.98%	0.99%	0.99%		1.00%

Ratio of net investment income to average net assets	0.89	%(d)	0.45%	0.69%	0.82%	0.70	%(b)	0.58%

Portfolio turnover rate(e)	22%		55%	68%	46%	49%		46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.10 per share and 0.18% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data

Net asset value, beginning of period	$58.10		$55.04	$51.10	$48.50	$54.08		$49.36

Net investment income (loss)(a)	0.10		(0.03)	0.09	0.15	0.11	(b)	0.05

Net realized and unrealized gain (loss)	(4.77)		9.42	5.77	4.96	(1.29)		9.74

Total from investment operations	(4.67)		9.39	5.86	5.11	(1.18)		9.79

Distributions to shareholders from net investment income	—		(0.02)	(0.17)	(0.10)	(0.04)		(0.16)

Distributions to shareholders from net realized gains	(5.84)		(6.31)	(1.75)	(2.41)	(4.36)		(4.91)

Total distributions	(5.84)		(6.33)	(1.92)	(2.51)	(4.40)		(5.07)

Net asset value, end of period	$47.59		$58.10	$55.04	$51.10	$48.50		$54.08

Total return(c)	(7.20)%		18.02%	11.44%	11.11%	(2.41)%		20.62%

Net assets, end of period (in 000s)	$85,002		$110,636	$145,996	$119,315	$134,195		$176,500

Ratio of net expenses to average net assets	1.45	%(d)	1.44%	1.44%	1.45%	1.44%		1.45%

Ratio of total expenses to average net assets	1.47	%(d)	1.47%	1.48%	1.49%	1.49%		1.50%

Ratio of net investment income (loss) to average net assets	0.40	%(d)	(0.06)%	0.17%	0.32%	0.21	%(b)	0.10%

Portfolio turnover rate(e)	22%		55%	68%	46%	49%		46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.10 per share and 0.18% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data

Net asset value, beginning of period	$59.60		$56.32	$52.23	$49.55	$55.18		$50.25

Net investment income(a)	0.19		0.18	0.29	0.32	0.28	(b)	0.23

Net realized and unrealized gain (loss)	(4.90)		9.64	5.90	5.07	(1.30)		9.93

Total from investment operations	(4.71)		9.82	6.19	5.39	(1.02)		10.16

Distributions to shareholders from net investment income	(0.15)		(0.23)	(0.35)	(0.30)	(0.25)		(0.32)

Distributions to shareholders from net realized gains	(5.84)		(6.31)	(1.75)	(2.41)	(4.36)		(4.91)

Total distributions	(5.99)		(6.54)	(2.10)	(2.71)	(4.61)		(5.23)

Net asset value, end of period	$48.90		$59.60	$56.32	$52.23	$49.55		$55.18

Total return(c)	(7.02)%		18.44%	11.84%	11.50%	(2.07)%		21.05%

Net assets, end of period (in 000s)	$157,055		$173,176	$168,986	$162,661	$128,838		$121,895

Ratio of net expenses to average net assets	1.09	%(d)	1.08%	1.09%	1.10%	1.09%		1.10%

Ratio of total expenses to average net assets	1.11	%(d)	1.11%	1.13%	1.14%	1.14%		1.15%

Ratio of net investment loss to average net assets	0.74	%(d)	0.31%	0.53%	0.67%	0.54	%(b)	0.43%

Portfolio turnover rate(e)	22%		55%	68%	46%	49%		46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.10 per share and 0.18% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class P Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018(a)

Per Share Data

Net asset value, beginning of period	$64.88		$60.80

Net investment income(b)	0.25		0.11

Net realized and unrealized gain (loss)	(5.30)		3.97

Total from investment operations	(5.05)		4.08

Distributions to shareholders from net investment income	(0.23)		—

Distributions to shareholders from net realized gains	(5.84)		—

Total distributions	(6.07)		—

Net asset value, end of period	$53.76		$64.88

Total return(c)	(6.94)%		6.71%

Net assets, end of period (in 000s)	$262,554		$317,224

Ratio of net expenses to average net assets	0.94	%(d)	0.93	%(d)

Ratio of total expenses to average net assets	0.96	%(d)	0.97	%(d)

Ratio of net investment income to average net assets	0.90	%(d)	0.46	%(d)

Portfolio turnover rate(e)	22%		55%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class R Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data

Net asset value, beginning of period	$58.69		$55.60	$51.62	$48.95	$54.58		$49.80

Net investment income (loss)(a)	0.06		(0.11)	0.02	0.08	0.03	(b)	(0.03)

Net realized and unrealized gain (loss)	(4.81)		9.51	5.82	5.03	(1.30)		9.82

Total from investment operations	(4.75)		9.40	5.84	5.11	(1.27)		9.79

Distributions to shareholders from net investment income	—		—	(0.11)	(0.03)	—		(0.10)

Distributions to shareholders from net realized gains	(5.84)		(6.31)	(1.75)	(2.41)	(4.36)		(4.91)

Total distributions	(5.84)		(6.31)	(1.86)	(2.44)	(4.36)		(5.01)

Net asset value, end of period	$48.10		$58.69	$55.60	$51.62	$48.95		$54.58

Total return(c)	(7.27)%		17.85%	11.28%	10.96%	(2.56)%		20.44%

Net assets, end of period (in 000s)	$100,797		$123,288	$124,039	$122,526	$136,644		$139,858

Ratio of net expenses to average net assets	1.59	%(d)	1.58%	1.59%	1.60%	1.59%		1.60%

Ratio of total expenses to average net assets	1.61	%(d)	1.61%	1.63%	1.64%	1.64%		1.65%

Ratio of net investment income (loss) to average net assets	0.25	%(d)	(0.19)%	0.04%	0.18%	0.05	%(b)	(0.06)%

Portfolio turnover rate(e)	22%		55%	68%	46%	49%		46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.10 per share and 0.18% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2015(a)
			2018	2017	2016
Per Share Data

Net asset value, beginning of period	$64.88		$60.77	$56.19	$53.10	$56.15

Net investment income (loss)(b)	0.24		0.27	0.38	0.37	(0.03	)(c)

Net realized and unrealized gain (loss)	(5.29)		10.47	6.39	5.51	(3.02)

Total from investment operations	(5.05)		10.74	6.77	5.88	(3.05)

Distributions to shareholders from net investment income	(0.23)		(0.32)	(0.44)	(0.38)	—

Distributions to shareholders from net realized gains	(5.84)		(6.31)	(1.75)	(2.41)	—

Total distributions	(6.07)		(6.63)	(2.19)	(2.79)	—

Net asset value, end of period	$53.76		$64.88	$60.77	$56.19	$53.10

Total return(d)	(6.95)%		18.63%	12.03%	11.68%	(5.43)%

Net assets, end of period (in 000s)	$1,359,669		$1,146,132	$759,095	$317,289	$26,847

Ratio of net expenses to average net assets	0.94	%(e)	0.93%	0.92%	0.93%	0.93	%(e)

Ratio of total expenses to average net assets	0.96	%(e)	0.96%	0.96%	0.98%	1.00	%(e)

Ratio of Net investment income (loss)	0.88	%(e)	0.44%	0.63%	0.71%	(0.62	)%(c)

Portfolio turnover rate(f)	22%		55%	68%	46%	49%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.10 per share and 0.18% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,					Period Ended August 31, 2014(a)
			2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$13.58		$12.37	$11.18	$10.46		$11.01	$10.00

Net investment income (loss)(b)	0.04		0.04	0.07	0.08	(c)	0.02	(0.02)

Net realized and unrealized gain (loss)	(0.88)		1.72	1.19	0.70		(0.38)	1.03

Total from investment operations	(0.84)		1.76	1.26	0.78		(0.36)	1.01

Distributions to shareholders from net investment income	(0.02)		(0.08)	(0.07)	(0.01)		(0.03)	—

Distributions to shareholders from net realized gains	(0.76)		(0.47)	—	(0.05)		(0.16)	—

Total distributions	(0.78)		(0.55)	(0.07)	(0.06)		(0.19)	—

Net asset value, end of period	$11.96		$13.58	$12.37	$11.18		$10.46	$11.01

Total return(d)	(5.66)%		14.47%	11.30%	7.49%		(3.34)%	10.10%

Net assets, end of period (in 000s)	$1,545		$1,699	$1,497	$1,128		$530	$150

Ratio of net expenses to average net assets	1.23	%(e)	1.23%	1.24%	1.26%		1.34%	1.33	%(e)

Ratio of total expenses to average net assets	1.52	%(e)	1.47%	1.73%	2.25%		4.38%	6.90	%(e)

Ratio of net investment income (loss) to average net assets	0.73	%(e)	0.34%	0.58%	0.78	%(c)	0.14%	(0.27	)%(e)

Portfolio turnover rate(f)	40%		105%	108%	109%		122%	53%

(a)	Commenced operations on January 31, 2014.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.29% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class C Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,					Period Ended August 31, 2014(a)
			2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$13.30		$12.14	$11.01	$10.37		$10.97	$10.00

Net investment income (loss)(b)	—	(d)	(0.06)	(0.02)	—	(c)(d)	(0.07)	(0.06)

Net realized and unrealized gain (loss)	(0.86)		1.69	1.17	0.69		(0.37)	1.03

Total from investment operations	(0.86)		1.63	1.15	0.69		(0.44)	0.97

Distributions to shareholders from net investment income	—		—	(0.02)	—		—	—

Distributions to shareholders from net realized gains	(0.76)		(0.47)	—	(0.05)		(0.16)	—

Total distributions	(0.76)		(0.47)	(0.02)	(0.05)		(0.16)	—

Net asset value, end of period	$11.68		$13.30	$12.14	$11.01		$10.37	$10.97

Total return(e)	(5.99)%		13.63%	10.48%	6.71%		(4.02)%	9.70%

Net assets, end of period (in 000s)	$1,006		$1,140	$1,126	$618		$321	$105

Ratio of net expenses to average net assets	1.98	%(f)	1.98%	1.99%	2.01%		2.09%	2.08	%(f)

Ratio of total expenses to average net assets	2.27	%(f)	2.22%	2.47%	2.99%		5.25%	8.31	%(f)

Ratio of net investment income (loss) to average net assets	(0.02	)%(f)	(0.44)%	(0.17)%	0.04	%(c)	(0.61)%	(1.01	)%(f)

Portfolio turnover rate(g)	40%		105%	108%	109%		122%	53%

(a)	Commenced operations on January 31, 2014.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.29% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,					Period Ended August 31, 2014(a)
			2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$13.74		$12.50	$11.29	$10.53		$11.04	$10.00

Net investment income(b)	0.07		0.08	0.12	0.12	(c)	0.06	0.03

Net realized and unrealized gain (loss)	(0.89)		1.75	1.20	0.71		(0.36)	1.01

Total from investment operations	(0.82)		1.83	1.32	0.83		(0.30)	1.04

Distributions to shareholders from net investment income	(0.04)		(0.12)	(0.11)	(0.02)		(0.05)	—

Distributions to shareholders from net realized gains	(0.76)		(0.47)	—	(0.05)		(0.16)	—

Total distributions	(0.80)		(0.59)	(0.11)	(0.07)		(0.21)	—

Net asset value, end of period	$12.12		$13.74	$12.50	$11.29		$10.53	$11.04

Total return(d)	(5.47)%		14.93%	11.71%	7.96%		(2.79)%	10.40%

Net assets, end of period (in 000s)	$6,110		$5,666	$42,085	$39,176		$25,756	$3,755

Ratio of net expenses to average net assets	0.84	%(e)	0.84%	0.84%	0.87%		0.93%	0.93	%(e)

Ratio of total expenses to average net assets	1.13	%(e)	1.08%	1.35%	1.84%		3.41%	12.86	%(e)

Ratio of net investment income to average net assets	1.12	%(e)	0.58%	0.97%	1.18	%(c)	0.51%	0.49	%(e)

Portfolio turnover rate(f)	40%		105%	108%	109%		122%	53%

(a)	Commenced operations on January 31, 2014.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.29% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Investor Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,					Period Ended August 31, 2014(a)
			2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$13.67		$12.44	$11.23	$10.49		$11.03	$10.00

Net investment income(b)	0.06		0.08	0.10	0.11	(c)	0.05	0.02

Net realized and unrealized gain (loss)	(0.89)		1.73	1.19	0.71		(0.39)	1.01

Total from investment operations	(0.83)		1.81	1.29	0.82		(0.34)	1.03

Distributions to shareholders from net investment income	(0.04)		(0.11)	(0.08)	(0.03)		(0.04)	—

Distributions to shareholders from net realized gains	(0.76)		(0.47)	—	(0.05)		(0.16)	—

Total distributions	(0.80)		(0.58)	(0.08)	(0.08)		(0.20)	—

Net asset value, end of period	$12.04		$13.67	$12.44	$11.23		$10.49	$11.03

Total return(d)	(5.59)%		14.82%	11.52%	7.81%		(3.11)%	10.30%

Net assets, end of period (in 000s)	$3,356		$5,541	$3,250	$2,846		$119	$28

Ratio of net expenses to average net assets	0.98	%(e)	0.98%	0.99%	1.01%		1.09%	1.08	%(e)

Ratio of total expenses to average net assets	1.27	%(e)	1.22%	1.48%	2.03%		4.00%	13.25	%(e)

Ratio of net investment loss to average net assets	0.95	%(e)	0.61%	0.82%	1.08	%(c)	0.43%	0.39	%(e)

Portfolio turnover rate(f)	40%		105%	108%	109%		122%	53%

(a)	Commenced operations on January 31, 2014.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.29% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class P Shares
	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(a)

Per Share Data

Net asset value, beginning of period	$13.75	$13.26

Net investment income(b)	0.07	0.05

Net realized and unrealized gain (loss)	(0.90)	0.44

Total from investment operations	(0.83)	0.49

Distributions to shareholders from net investment income	(0.06)	—

Distributions to shareholders from net realized gains	(0.76)	—

Total distributions	(0.82)	—

Net asset value, end of period	$12.10	$13.75

Total return(c)	(5.52)%	3.70%

Net assets, end of period (in 000s)	$51,646	$54,660

Ratio of net expenses to average net assets(d)	0.83%	0.83%

Ratio of total expenses to average net assets(d)	1.12%	1.09%

Ratio of net investment income to average net assets(d)	1.13%	0.99%

Portfolio turnover rate(e)	40%	105%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class R Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,					Period ended August 31, 2014(a)
			2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$13.56		$12.35	$11.15	$10.45		$11.00	$10.00

Net investment income (loss)(b)	0.03		0.01	0.04	0.05	(c)	(0.02)	(0.01)

Net realized and unrealized gain (loss)	(0.88)		1.72	1.19	0.70		(0.37)	1.01

Total from investment operations	(0.85)		1.73	1.23	0.75		(0.39)	1.00

Distributions to shareholders from net investment income	(0.01)		(0.05)	(0.03)	—		—	—

Distributions to shareholders from net realized gains	(0.76)		(0.47)	—	(0.05)		(0.16)	—

Total distributions	(0.77)		(0.52)	(0.03)	(0.05)		(0.16)	—

Net asset value, end of period	$11.94		$13.56	$12.35	$11.15		$10.45	$11.00

Total return(d)	(5.81)%		14.20%	11.06%	7.24%		(3.55)%	10.00%

Net assets, end of period (in 000s)	$199		$207	$131	$132		$130	$28

Ratio of net expenses to average net assets	1.48	%(e)	1.48%	1.49%	1.52%		1.59%	1.58	%(e)

Ratio of total expenses to average net assets	1.77	%(e)	1.72%	2.00%	2.50%		3.81%	13.76	%(e)

Ratio of net investment income (loss) to average net assets	0.49	%(e)	0.09%	0.32%	0.49	%(c)	(0.19)%	(0.11	)%(e)

Portfolio turnover rate(f)	40%		105%	108%	109%		122%	53%

(a)	Commenced operations on January 31, 2014.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.29% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,				Period ended August 31, 2015(a)
			2018	2017	2016
Per Share Data

Net asset value, beginning of period	$13.75		$12.51	$11.29	$10.53		$11.14

Net investment income(b)	0.07		0.10	0.12	0.12	(c)	—	(d)

Net realized and unrealized gain (loss)	(0.90)		1.73	1.21	0.72		(0.61)

Total from investment operations	(0.83)		1.83	1.33	0.84		(0.61)

Distributions to shareholders from net investment income	(0.05)		(0.12)	(0.11)	(0.03)		—

Distributions to shareholders from net realized gains	(0.76)		(0.47)	—	(0.05)		—

Total distributions	(0.81)		(0.59)	(0.11)	(0.08)		—

Net asset value, end of period	$12.11		$13.75	$12.51	$11.29		$10.53

Total return(e)	(5.45)%		14.94%	11.80%	7.98%		(5.48)%

Net assets, end of period (in 000s)	$57,877		$60,931	$61,251	$10		$9

Ratio of net expenses to average net assets	0.83	%(f)	0.83%	0.83%	0.88%		0.94	%(f)

Ratio of total expenses to average net assets	1.12	%(f)	1.07%	1.08%	1.90%		4.88	%(f)

Ratio of Net investment income (loss)	1.13	%(f)	0.75%	0.97%	1.14	%(c)	(0.43	)%(f)

Portfolio turnover rate(g)	40%		105%	108%	109%		122%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.29% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements

February 28, 2019 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Focused Value	A, C, Institutional, Investor, P, R and R6	Non-diversified
Equity Income, Large Cap Value, Mid Cap Value, Small Cap Value	A, C, Institutional, Service, Investor, P, R and R6	Diversified
Small/Mid Cap Value	A, C, Institutional, Investor, P, R and R6	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class P, Class R and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency, and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)

required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Equity Income	Quarterly	Annually
Focused Value, Large Cap Value, Mid Cap Value, Small Cap Value and Small/Mid Cap Value	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  Commission Recapture — GSAM, on behalf of certain Funds, may direct portfolio trades, subject to seeking best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to the Funds as cash payments and are included in net realized gain (loss) from investments on the Statements of Operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2019:

EQUITY INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$5,974,454	$—	$—

Europe	40,387,490	—	—

North America	310,190,745	—	—

Total	$356,552,689	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

FOCUSED VALUE

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$240,792	$—	$—

North America	4,133,416	—	—

Total	$4,374,208	$—	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$2,725,578	$—	$—

Europe	24,931,069	—	—

North America	453,153,394	—	—

Investment Company	5,281,073	—	—

Total	$486,091,114	$—	$—

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$7,329,439	$—	$—

Europe	50,519,022	—	—

North America	1,215,285,849	—	—

Total	$1,273,134,310	$—	$—

SMALL CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$72,086,282	$—	$—

North America	5,907,193,974	—	—

Exchange Traded Fund	18,309,428	—	—

Securities Lending Reinvestment Vehicle	10,496,150	—	—

Total	$6,008,085,834	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SMALL/MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$2,783,265	$—	$—

North America	114,469,258	—	—

Investment Company	2,789,394	—	—

Securities Lending Reinvestment Vehicle	118,050	—	—

Total	$120,159,967	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

As of February 28, 2019, the contractual management fees with GSAM were as stated below. The effective contractual management rates and effective net management rates represent the rates for the six months ended February 28, 2019.

	Contractual Management Rate					Effective Contractual Management Rate	Effective Net Management Rate#
Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $3 Billion	Over $8 Billion
Equity Income	0.69%	0.62%	0.59%	0.58%	0.57%	0.69%	0.69%
Focused Value	0.69	0.62	0.59	0.58	0.57	0.69	0.69
Large Cap Value	0.75	0.68	0.65	0.64	0.63	0.75	0.75
Mid Cap Value	0.75	0.75	0.68	0.65	0.64	0.75	0.75
Small Cap Value	0.98	0.98	0.88	0.84	0.82	0.91	0.91
Small/Mid Cap Value	0.80	0.80	0.72	0.68	0.67	0.80	0.80

#	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”) which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

securities lending transactions in the Government Money Market Fund. For the six months ended February 28, 2019, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived
Equity Income	$30
Focused Value	15
Large Cap Value	1,347
Mid Cap Value	3,441
Small Cap Value	11,296
Small/Mid Cap Value	1,439

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended February 28, 2019, Goldman Sachs advised that it retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Equity Income	$9,203	$116
Large Cap Value	1,353	18
Mid Cap Value	7,787	15
Small Cap Value	1,296	22
Small/Mid Cap Value	331	—

D.  Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service and/or Shareholder Administration Plans to allow Class C and Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance and/or shareholder administration services to their customers who are beneficial owners of such shares. The Service and/or Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C or Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.18% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class P and Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.07% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Large Cap Value Fund. This arrangement will remain in effect through at least December 28, 2019, and prior to such date, the Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

Effective December 28, 2018, Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Equity Income Fund and Focused Value Fund. This arrangement will remain in effect through at least December 28, 2019, and prior to such date, the Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Equity Income, Focused Value, Large Cap Value, Small Cap Value and Small/Mid Cap Value Funds is 0.004% and for Mid Cap Value Fund is 0.104%. These Other Expense limitations will remain in place through at least December 28, 2019, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2019, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Fee Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions
Equity Income	$30	$22,039	$204,328	$226,397
Focused Value	15	9	148,178	148,202
Large Cap Value	1,347	44,331	223,854	269,532
Mid Cap Value	3,441	331	—	3,772
Small Cap Value	11,296	459	545,452	557,207
Small/Mid Cap Value	1,439	3	169,326	170,768

G.  Line of Credit Facility — As of February 28, 2019, the Funds participated in a $770,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2019, the Funds did not have any borrowings under the facility.

H.  Other Transactions with Affiliates — For the six months ended February 28, 2019, Goldman Sachs earned $198, $4,316, $5,719, $5,693 and $ 239 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Focused Value Fund, Large Cap Value, Mid Cap Value, Small Cap Value and Small/Mid Cap Value Funds, respectively.

The table below shows the transactions in and earnings from the investments by the Funds in the Government Money Market Fund for the six months ended February 28, 2019:

Fund	Beginning Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income
Equity Income	$—	$1,335,886	$(1,335,886)	$—	—	$420
Focused Value	—	340,359	(340,359)	—	—	217
Large Cap Value	1,040	53,139,266	(47,859,233)	5,281,073	5,281,073	18,509
Mid Cap Value	14,476,801	101,681,350	(116,158,151)	—	—	40,997
Small Cap Value	93,635,202	80,386,632	(174,021,834)	—	—	129,957
Small/Mid Cap Value	2,899,902	16,545,900	(16,656,408)	2,789,394	2,789,394	18,336

As of February 28, 2019, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following funds:

Fund	Class A	Class C	Institutional	Investor	Class P	Class R	Class R6
Focused Value	59%	100%	100%	100%	—%	100%	100%
Small/Mid Cap Value	—	—	—	—	—	6	—

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2019, were as follows:

Fund	Purchases	Sales and Maturities
Equity Income	$80,739,519	$89,409,454
Focused Value	2,945,712	5,062,595
Large Cap Value	164,823,468	219,419,574
Mid Cap Value	605,193,186	856,893,661
Small Cap Value	1,368,334,071	1,640,747,645
Small/Mid Cap Value	47,284,649	46,629,929

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds may enter into master netting agreements with borrowers, which provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2019, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

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6. SECURITIES LENDING (continued)

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds’ for the six months ended February 28, 2019, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended February 28, 2019:

Fund	Market Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Market Value as of February 28,2019
Equity Income	$2,181,096	$5,385,830	$(7,566,926)	$—
Large Cap Value	1,386,000	476,280	(1,862,280)	—
Mid Cap Value	231,315	15,945,306	(16,176,621)	—
Small Cap Value	22,026,433	158,652,276	(170,182,559)	10,496,150
Small/Mid Cap Value	531,675	4,047,606	(4,461,231)	118,050

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2018, the Funds’ certain timing differences on a tax basis were as follows:

	Equity Income	Focused Value	Large Cap Value	Mid Cap Value	Small Cap Value	Small/Mid Cap Value
Timing differences (Qualified Late Year Loss Deferral and Post October Losses)	$(4,545,198)	$(31,746)	$(67,542)	$—	$—	$—

As of February 28, 2019, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Equity Income	Focused Value	Large Cap Value	Mid Cap Value	Small Cap Value	Small/Mid Cap Value
Tax Cost	$320,610,626	$4,238,153	$431,817,925	$1,187,797,215	$4,849,031,142	$112,819,434
Gross unrealized gain	49,331,931	311,076	68,866,716	129,425,967	1,357,010,976	12,157,943
Gross unrealized loss	(13,389,868)	(175,021)	(14,593,527)	(44,088,872)	(197,956,284)	(4,817,410)
Net unrealized security gain	$35,942,063	$136,055	$54,273,189	$85,337,095	$1,159,054,692	$7,340,533

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable to wash sales, differences related to the tax treatment of partnerships and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

8. OTHER RISKS (continued)

Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Equity Income Fund

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	360,320	$13,420,057	167,725	$6,200,329
Reinvestment of distributions	135,590	4,861,673	165,032	6,010,247
Shares redeemed	(522,163)	(18,967,463)	(1,312,242)	(48,351,410)
	(26,253)	(685,733)	(979,485)	(36,140,834)
Class C Shares
Shares sold	38,230	1,292,717	22,099	776,712
Reinvestment of distributions	2,319	78,609	5,908	205,492
Shares redeemed	(261,090)	(9,431,711)	(112,657)	(3,954,929)
	(220,541)	(8,060,385)	(84,650)	(2,972,725)
Institutional Shares
Shares sold	31,412	1,170,607	147,137	5,528,674
Reinvestment of distributions	11,157	407,060	19,620	725,998
Shares redeemed	(186,356)	(6,652,230)	(579,337)	(21,764,841)
	(143,787)	(5,074,563)	(412,580)	(15,510,169)
Service Shares
Shares sold	801	30,190	9	337
Reinvestment of distributions	41	1,474	37	1,340
Shares redeemed	(291)	(10,705)	(280)	(10,575)
	551	20,959	(234)	(8,898)
Investor Shares
Shares sold	6,143	222,067	21,421	783,804
Reinvestment of distributions	1,266	45,361	1,656	60,208
Shares redeemed	(12,318)	(451,802)	(23,145)	(857,137)
	(4,909)	(184,374)	(68)	(13,125)
Class P Shares(a)
Shares sold	30,536	1,166,462	293,384	11,062,520
Reinvestment of distributions	5,308	193,437	1,931	71,219
Shares redeemed	(25,021)	(929,149)	(16,886)	(638,114)
	10,823	430,750	278,429	10,495,625
Class R Shares
Shares sold	2,221	80,720	5,116	187,837
Reinvestment of distributions	439	15,664	493	17,886
Shares redeemed	(2,782)	(100,710)	(11,318)	(417,040)
	(122)	(4,326)	(5,709)	(211,317)
Class R6 Shares
Shares sold	148,726	5,280,863	—	—
Reinvestment of distributions	6	216	7	268
Shares redeemed	(2,239)	(82,473)	—	—
	146,493	5,198,606	7	268

NET DECREASE	(237,745)	$(8,359,066)	(1,204,290)	$(44,361,175)

(a)	Class P Shares commenced operations April 17, 2018.

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Focused Value Fund

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	—	$—	7,233	$79,731
Reinvestment of distributions	273	2,623	435	4,676
Shares redeemed	—	—	(7,498)	(80,667)
	273	2,623	170	3,740
Class C Shares
Reinvestment of distributions	146	1,396	203	2,157
Shares redeemed	—	—	(1,878)	(21,446)
	146	1,396	(1,675)	(19,289)
Institutional Shares
Shares sold	—	—	221,978	2,357,778
Reinvestment of distributions	3,789	36,446	40,754	439,580
Shares redeemed	(31,167)	(350,000)	(603,240)	(6,615,744)
	(27,378)	(313,554)	(340,508)	(3,818,386)
Investor Shares
Reinvestment of distributions	179	1,721	229	2,468
	179	1,721	229	2,468
Class P Shares(a)
Shares sold	36,638	380,879	507,094	5,582,584
Reinvestment of distributions	25,771	248,134	—	—
Shares redeemed	(214,353)	(2,254,345)	(90)	(1,005)
	(151,944)	(1,625,332)	507,004	5,581,579
Class R Shares
Reinvestment of distributions	162	1,556	216	2,312
	162	1,556	216	2,312
Class R6 Shares
Reinvestment of distributions	184	1,772	234	2,519
	184	1,772	234	2,519

NET INCREASE (DECREASE)	(178,378)	$(1,929,818)	165,670	$1,754,943

(a)	Class P Shares commenced operations April 17, 2018.

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Value Fund

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	984,382	$15,331,677	413,289	$6,750,744
Reinvestment of distributions	706,075	9,409,667	994,820	15,573,596
Shares redeemed	(993,192)	(14,339,467)	(4,607,514)	(77,164,803)
	697,265	10,401,877	(3,199,405)	(54,840,463)
Class C Shares
Shares sold	141,106	1,883,488	148,820	2,245,882
Reinvestment of distributions	184,223	2,321,210	378,911	5,627,260
Shares redeemed	(957,011)	(14,373,911)	(511,674)	(7,725,106)
	(631,682)	(10,169,213)	16,057	148,036
Institutional Shares
Shares sold	1,828,913	25,491,173	4,776,774	81,141,273
Reinvestment of distributions	1,200,415	16,163,241	4,915,169	77,828,811
Shares redeemed	(2,767,566)	(39,228,320)	(36,044,704)	(585,375,990)
	261,762	2,426,094	(26,352,761)	(426,405,906)
Service Shares
Shares sold	2,590	35,817	9,376	149,981
Reinvestment of distributions	3,114	41,241	5,596	86,929
Shares redeemed	(9,837)	(146,806)	(109,997)	(1,710,617)
	(4,133)	(69,748)	(95,025)	(1,473,707)
Investor Shares
Shares sold	78,187	1,125,304	317,252	4,948,653
Reinvestment of distributions	46,233	616,179	65,107	1,021,804
Shares redeemed	(183,771)	(2,761,815)	(298,820)	(4,734,474)
	(59,351)	(1,020,332)	83,539	1,235,983
Class P Shares(a)
Shares sold	229,115	3,411,106	15,124,375	239,722,964
Reinvestment of distributions	1,811,077	24,947,700	—	—
Shares redeemed	(2,303,073)	(32,090,296)	(241,434)	(3,936,526)
	(262,881)	(3,731,490)	14,882,941	235,786,438
Class R Shares
Shares sold	46,705	629,092	52,171	827,332
Reinvestment of distributions	39,199	506,341	57,961	883,060
Shares redeemed	(41,150)	(571,715)	(143,771)	(2,227,470)
	44,754	563,718	(33,639)	(517,078)
Class R6 Shares
Shares sold	71,691	981,893	65,132	1,048,096
Reinvestment of distributions	7,519	103,563	1,353	21,505
Shares redeemed	(8,398)	(129,856)	(757)	(12,291)
	70,812	955,600	65,728	1,057,310

NET INCREASE (DECREASE)	116,546	$(643,494)	(14,632,565)	$(245,009,387)

(a)	Class P Shares commenced operations April 17, 2018.

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Mid Cap Value Fund

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,743,440	$58,232,364	1,689,841	$60,988,913
Reinvestment of distributions	2,582,868	73,645,934	2,769,823	96,713,734
Shares redeemed	(3,731,124)	(117,599,842)	(9,488,943)	(345,257,202)
	595,184	14,278,456	(5,029,279)	(187,554,555)
Class C Shares
Shares sold	110,232	2,867,782	119,263	3,804,604
Reinvestment of distributions	201,798	5,012,677	422,621	13,135,057
Shares redeemed	(1,361,143)	(42,586,281)	(1,088,760)	(35,349,571)
	(1,049,113)	(34,705,822)	(546,876)	(18,409,910)
Institutional Shares
Shares sold	1,114,731	34,571,074	3,300,008	122,071,434
Reinvestment of distributions	2,038,582	58,898,123	4,486,235	158,696,786
Shares redeemed	(5,728,636)	(179,782,122)	(29,621,732)	(1,085,024,436)
	(2,575,323)	(86,312,925)	(21,835,489)	(804,256,216)
Service Shares
Shares sold	107,143	3,203,379	227,119	8,067,372
Reinvestment of distributions	267,972	7,463,360	293,774	10,052,364
Shares redeemed	(387,665)	(11,894,013)	(1,013,997)	(36,255,293)
	(12,550)	(1,227,274)	(493,104)	(18,135,557)
Investor Shares
Shares sold	115,285	3,537,673	287,629	10,241,742
Reinvestment of distributions	236,814	6,590,455	277,123	9,478,658
Shares redeemed	(331,593)	(10,222,084)	(1,194,802)	(42,912,039)
	20,506	(93,956)	(630,050)	(23,191,639)
Class P Shares(a)
Shares sold	91,049	2,982,674	4,776,284	173,045,622
Reinvestment of distributions	761,603	21,987,888	—	—
Shares redeemed	(746,863)	(23,192,013)	(132,963)	(4,855,301)
	105,789	1,778,549	4,643,321	168,190,321
Class R Shares
Shares sold	106,394	3,184,098	187,295	6,554,523
Reinvestment of distributions	99,833	2,747,197	107,540	3,641,285
Shares redeemed	(187,602)	(5,820,987)	(420,640)	(14,898,479)
	18,625	110,308	(125,805)	(4,702,671)
Class R6 Shares
Shares sold	1,304,695	37,584,547	1,130,178	42,712,741
Reinvestment of distributions	108,107	3,121,163	292,138	10,331,447
Shares redeemed	(620,679)	(21,017,830)	(2,256,422)	(83,197,971)
	792,123	19,687,880	(834,106)	(30,153,783)

NET DECREASE	(2,104,759)	$(86,484,784)	(24,851,388)	$(918,214,010)

(a)	Class P Shares commenced operations April 17, 2018.

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Value Fund

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,105,930	$113,382,069	1,885,581	$108,294,329
Reinvestment of distributions	1,521,374	69,208,229	1,452,938	80,392,189
Shares redeemed	(2,553,303)	(127,338,411)	(4,970,676)	(287,382,882)
	1,074,001	55,251,887	(1,632,157)	(98,696,364)
Class C Shares
Shares sold	22,843	788,080	62,836	2,782,130
Reinvestment of distributions	52,489	1,727,412	114,621	4,815,235
Shares redeemed	(518,992)	(22,357,040)	(197,962)	(8,704,686)
	(443,660)	(19,841,548)	(20,505)	(1,107,321)
Institutional Shares
Shares sold	5,362,759	285,522,217	10,568,911	656,337,622
Reinvestment of distributions	7,284,890	361,589,851	7,430,046	445,393,173
Shares redeemed	(15,678,571)	(851,500,534)	(23,965,147)	(1,492,845,058)
	(3,030,922)	(204,388,466)	(5,966,190)	(391,114,263)
Service Shares
Shares sold	172,377	8,107,076	368,465	20,550,477
Reinvestment of distributions	226,267	9,928,596	245,726	13,164,152
Shares redeemed	(516,736)	(24,346,698)	(1,362,304)	(76,531,473)
	(118,092)	(6,311,026)	(748,113)	(42,816,844)
Investor Shares
Shares sold	468,215	22,706,287	729,099	42,041,386
Reinvestment of distributions	380,668	17,177,765	348,331	19,174,365
Shares redeemed	(542,866)	(26,602,283)	(1,172,281)	(67,276,389)
	306,017	13,281,769	(94,851)	(6,060,638)
Class P Shares(a)
Shares sold	150,871	7,843,719	4,991,921	317,463,914
Reinvestment of distributions	587,525	29,152,639	—	—
Shares redeemed	(743,817)	(37,782,229)	(102,700)	(6,523,801)
	(5,421)	(785,871)	4,889,221	310,940,113
Class R Shares
Shares sold	175,487	8,351,046	341,452	19,175,194
Reinvestment of distributions	237,161	10,520,466	231,881	12,556,367
Shares redeemed	(417,743)	(20,637,085)	(703,547)	(39,648,438)
	(5,095)	(1,765,573)	(130,214)	(7,916,877)
Class R6 Shares
Shares sold	7,478,060	403,500,488	7,043,109	435,651,775
Reinvestment of distributions	2,326,545	115,439,649	1,539,895	92,295,365
Shares redeemed	(2,180,219)	(119,040,293)	(3,407,239)	(212,929,332)
	7,624,386	399,899,844	5,175,765	315,017,808

NET INCREASE	5,401,214	$235,341,016	1,472,956	$78,245,614

(a)	Class P Shares commenced operations on April 17, 2018.

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small/Mid Cap Value Fund

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	11,944	$140,196	60,914	$806,813
Reinvestment of distributions	8,738	96,381	5,273	68,649
Shares redeemed	(16,570)	(202,013)	(62,160)	(805,737)
	4,112	34,564	4,027	69,725
Class C Shares
Shares sold	16,124	188,853	30,390	394,026
Reinvestment of distributions	5,617	60,556	3,393	43,226
Shares redeemed	(21,304)	(259,463)	(40,839)	(533,227)
	437	(10,054)	(7,056)	(95,975)
Institutional Shares
Shares sold	114,476	1,413,701	997,011	13,157,832
Reinvestment of distributions	31,723	353,973	167,240	2,203,258
Shares redeemed	(54,363)	(669,874)	(4,118,975)	(55,872,180)
	91,836	1,097,800	(2,954,724)	(40,511,090)
Investor Shares
Shares sold	23,378	282,686	213,402	2,778,201
Reinvestment of distributions	19,341	214,689	17,904	234,641
Shares redeemed	(169,401)	(2,042,511)	(87,125)	(1,146,515)
	(126,682)	(1,545,136)	144,181	1,866,327
Class P Shares(a)
Shares sold	406,531	4,789,230	4,045,544	54,958,773
Reinvestment of distributions	298,105	3,324,027	—	—
Shares redeemed	(413,740)	(4,564,038)	(69,495)	(936,324)
	290,896	3,549,219	3,976,049	54,022,449
Class R Shares
Shares sold	363	4,370	4,284	54,483
Reinvestment of distributions	1,077	11,847	430	5,587
Shares redeemed	(2)	(26)	(88)	(1,159)
	1,438	16,191	4,626	58,911
Class R6 Shares
Shares sold	458,636	5,557,330	380,711	5,053,722
Reinvestment of distributions	325,719	3,632,477	214,858	2,832,292
Shares redeemed	(435,477)	(5,189,059)	(1,061,479)	(14,058,872)
	348,878	4,000,748	(465,910)	(6,172,858)

NET INCREASE	610,915	$7,143,332	701,193	$9,237,489

(a)	Class P Shares commenced operations on April 17, 2018.

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Fund Expenses — Six Month Period Ended February 28, 2019 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 through February 28, 2019, which represents a period of 181 days in a 365-day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher:

	Equity Income Fund				Focused Value Fund				Large Cap Value Fund
Share Class	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*
Class A
Actual	$1,000.00	$994.20		$5.49	$1,000.00	$978.00		$5.44	$1,000.00	$976.00		$5.44
Hypothetical 5% return	1,000.00	1,019.29	+	5.56	1,000.00	1,019.29	+	5.56	1,000.00	1,019.29	+	5.56
Class C
Actual	1,000.00	991.20		9.18	1,000.00	974.50		9.11	1,000.00	972.30		9.10
Hypothetical 5% return	1,000.00	1,015.57	+	9.30	1,000.00	1,015.57	+	9.30	1,000.00	1,015.57	+	9.30
Institutional
Actual	1,000.00	996.10		3.61	1,000.00	980.70		3.59	1,000.00	977.20		3.87
Hypothetical 5% return	1,000.00	1,021.17	+	3.66	1,000.00	1,021.17	+	3.66	1,000.00	1,020.88	+	3.96
Service
Actual	1,000.00	993.70		6.08	—	1,000.00		—	1,000.00	974.80		6.32
Hypothetical 5% return	1,000.00	—	+	6.16	—	—	+	—	1,000.00	—	+	6.46
Investor
Actual	1,000.00	995.80		4.26	1,000.00	978.60		4.22	1,000.00	976.40		4.21
Hypothetical 5% return	1,000.00	1,020.53	+	4.31	1,000.00	1,020.53	+	4.31	1,000.00	1,020.53	+	4.31
Class P
Actual	1,000.00	996.10		3.56	1,000.00	979.40		3.53	1,000.00	977.70		3.82
Hypothetical 5% return	1,000.00	1,021.22	+	3.61	1,000.00	1,021.22	+	3.61	1,000.00	1,021.22	+	3.91
Class R
Actual	1,000.00	993.00		6.72	1,000.00	977.00		6.67	1,000.00	974.00		6.66
Hypothetical 5% return	1,000.00	1,018.05	+	6.80	1,000.00	1,018.05	+	6.80	1,000.00	1,018.05	+	6.80
Class R6
Actual	1,000.00	996.40		3.56	1,000.00	980.20		3.54	1,000.00	977.60		3.82
Hypothetical 5% return	1,000.00	1,021.22	+	3.61	1,000.00	1,021.22	+	3.61	1,000.00	1,020.93	+	3.91

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Equity Income	1.11%	1.86%	0.73%	1.23%	0.86%	0.72%	1.36%	0.72%
Focused Value	1.11	1.86	0.73	N/A	0.86	0.72	1.36	0.72
Large Cap Value	1.11	1.86	0.79	1.29	0.86	0.78	1.36	0.78

127

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Fund Expenses — Six Month Period Ended February 28, 2019 (Unaudited) (continued)

	Mid Cap Value Fund				Small Cap Value Fund				Small/Mid Cap Value Fund
Share Class	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*
Class A
Actual	$1,000.00	$974.40		$6.02	$1,000.00	$928.60		$6.41	$1,000.00	$943.40		$5.93
Hypothetical 5% return	1,000.00	1,019.29	+	6.16	1,000.00	1,019.29	+	6.71	1,000.00	1,019.29	+	6.16
Class C
Actual	1,000.00	970.40		9.67	1,000.00	925.00		9.98	1,000.00	940.10		9.52
Hypothetical 5% return	1,000.00	1,014.98	+	9.89	1,000.00	1,014.43	+	10.44	1,000.00	1,014.98	+	9.89
Institutional
Actual	1,000.00	976.00		4.12	1,000.00	930.30		4.55	1,000.00	945.30		4.05
Hypothetical 5% return	1,000.00	1,020.63	+	4.21	1,000.00	1,020.08	+	4.76	1,000.00	1,020.63	+	4.21
Service
Actual	1,000.00	973.70		6.56	1,000.00	928.00		6.93	—	1,000.00		—
Hypothetical 5% return	1,000.00	—	+	6.71	1,000.00	—	+	7.25	—	—		—
Investor
Actual	1,000.00	975.20		4.80	1,000.00	929.80		5.22	1,000.00	944.10		4.72
Hypothetical 5% return	1,000.00	1,019.93	+	4.91	1,000.00	1,019.39	+	5.46	1,000.00	1,019.93	+	4.91
Class P
Actual	1,000.00	976.20		4.07	1,000.00	930.60		4.50	1,000.00	944.80		4.00
Hypothetical 5% return	1,000.00	1,021.22	+	4.16	1,000.00	1,021.22	+	4.71	1,000.00	1,021.22	+	4.16
Class R
Actual	1,000.00	972.80		7.24	1,000.00	927.30		7.60	1,000.00	941.90		7.13
Hypothetical 5% return	1,000.00	1,018.05	+	7.40	1,000.00	1,018.05	+	7.95	1,000.00	1,018.05	+	7.40
Class R6
Actual	1,000.00	976.10		4.07	1,000.00	930.50		4.50	1,000.00	945.50		4.00
Hypothetical 5% return	1,000.00	1,020.68	+	4.16	1,000.00	1,020.13	+	4.71	1,000.00	1,020.68	+	4.16

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Mid Cap Value	1.23%	1.98%	0.84%	1.34%	0.98%	0.83%	1.48%	0.83%
Small Cap Value	1.34	2.09	0.95	1.45	1.09	0.94	1.59	0.94
Small/Mid Cap Value	1.23	1.98	0.84	N/A	0.98	0.83	1.48	0.83

128

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.34 trillion in assets under supervision as of December 31, 2018, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Municipal Income Completion Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	N-11 Equity Fund
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund[4]
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on February 28, 2019, the Goldman Sachs Equity Growth Strategy Portfolio was renamed the Goldman Sachs Dynamic Global Equity Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels James A. McNamara Roy W. Templin Gregory G. Weaver

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer and Principal Accounting Officer

Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L .P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 28, 2019 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Authorized Institution or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2019 Goldman Sachs. All rights reserved. 162451-OTU-960960 EQVALSAR-19/118K

Goldman Sachs Funds

Semi-Annual Report	February 28, 2019

Global Managed Beta Fund

It is our intention that beginning on January 1, 2021, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from the Fund electronically by calling the toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550. If you hold shares of the Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Fund’s transfer agent if you invest directly with the transfer agent.

Goldman Sachs Global Managed Beta Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS

Goldman Sachs Global Managed Beta Fund

Investment Objective

The Fund seeks to provide long-term capital growth.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Global Portfolio Solutions Team (“GPS Team”) discusses the Goldman Sachs Global Managed Beta Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Institutional Shares generated a cumulative total return of -3.38%. This return compares to the -3.13% cumulative total return of the Fund’s benchmark, the MSCI All Country World Index Investable Market Index (“ACWI IMI”) (Net, USD, 50% Non-US Developed Hedged to USD) (the “Index”), during the same time period.

Q	What economic and market factors most influenced the Fund during the Reporting Period?

A	When the Reporting Period began in September 2018, global economic growth moderated, as third calendar quarter Gross Domestic Product (“GDP”) in both the U.S. and China slowed. However, economic growth overall remained healthy, especially in the U.S. In terms of geopolitics, the U.S. Administration imposed tariffs on $200 billion of imports from China. Major developed markets equity indices were up during September, outperforming emerging markets equities indices, such as the MSCI China Index (-1.39%) and MSCI India Index (-9.10%), which declined. Regarding fixed income, the 10-year U.S. Treasury yield rose 20 basis points, and real yields (i.e., nominal yields adjusted for inflation) rose 15 basis points. (A basis point is 1/100th of a percentage point.) The increase in yields reflected strong U.S. economic activity, with ongoing fiscal stimulus boosting economic activity despite moderating growth outside the U.S. The Federal Reserve (“Fed”) raised short-term interest rates by 25 basis points, much as the markets expected, at its September policy meeting. Additionally, the Fed’s dot plot pointed to one more rate hike by the end of 2018. (The “dot plot” shows rate projections of the members of the Fed’s Open Market Committee.)

In October 2018, global equities sold off as higher U.S. real yields and softer than market expected earnings guidance from U.S. corporations weighed on investors’ risk sentiment. Emerging markets equities were dragged down by a more than 10% sell-off in Chinese, Korean and Taiwanese stocks. Within fixed income, the 10-year U.S. Treasury yield rose from 3.05% to 3.20%, driven by a record high in the U.S. Institute for Supply Management’s Non-Manufacturing Purchasing Manufacturing Index (“PMI”) as well as by Fed Chair Jerome Powell’s comment that the Fed was “a long way” from getting short-term interest rates to neutral. Then, in the latter half of October 2018, the U.S. 10-year Treasury yield fell to 3.15%, as investors flocked to bonds amid increased risk-off sentiment, or reduced risk appetite. For the month overall, the U.S. 10-year Treasury yield was up 10 basis points, driven by an 18 basis point increase in real yields and an eight basis point decrease in the breakeven inflation rate due to lower crude oil prices. (The breakeven inflation rate is a market-based measure of expected inflation.)

Global economic growth stabilized somewhat in November 2018, as the global composite PMI improved modestly, driven by better global services PMI readings. China’s industrial output and fixed asset investment data were also better than market expected. However, European economic growth continued to look weak, as both manufacturing PMI and GDP surprised to the downside. European stocks lagged their developed markets peers in November, as weaker economic growth and investor concerns about auto tariffs weighed on their performance, especially the performance of German stocks. Within fixed income, less hawkish Fed commentary and weaker inflation led U.S. 10-year Treasury yields to fall by approximately 15 basis points. (Hawkish tends to suggest higher interest rates; opposite of dovish.) On the geopolitical front, U.S. and Chinese policymakers eased market concerns around ongoing trade disputes ahead of the G20 meeting at month end. (Also known as Group of 20 nations, the G20 is a forum attended by finance ministers

1

PORTFOLIO RESULTS

and central bank governors from the world’s highly developed economies consisting of 19 countries and the European Union.)

In December 2018, global economic growth continued to decelerate. In addition, macroeconomic data seemed to suggest U.S. manufacturing growth had started to moderate. The Fed hiked short-term interest rates by 25 basis points at its December meeting, in line with market expectations. At the same time, the Fed lowered its projection for 2019 rate increases from 75 basis points to 50 basis points, while also signaling it would continue to reduce its balance sheet. (The Fed reduces its balance sheet by selling securities on its balance sheet and/or not reinvesting maturing securities.) Risk assets reacted negatively to the announcement. Global equities, as represented by the Index, returned -7.5%, fueled by significant sell-offs in U.S. and Japanese equities. Meanwhile, with trade war fears subsiding and higher interest rates prevailing, global large-cap equities outperformed their global small-cap counterparts for the fourth calendar quarter overall, after underperforming for most of 2018.

Given the sharp tightening in U.S. financial conditions during the fourth quarter of 2018 and a benign inflation outlook by the U.S. central bank, the Fed signaled in January 2019 that it was willing to be “patient” in raising interest rates further and would be flexible about balance sheet reduction. As a result, global equities, as measured by the Index, returned more than 8% during January. Emerging markets equities, as represented by the MSCI Emerging Markets Index, rallied 8.75% and outperformed developed markets equities, benefiting in particular from the performance of Brazilian and Russian stocks. Brazilian stocks, as measured by the MSCI Brazil Index, climbed 17.76% based on expectations of potential reforms by the nation’s new government and relatively better macro data. Russian stocks, as measured by the MSCI Russia Index, rose 13.54%, supported by a rebound in Brent crude oil prices. In fixed income, the 10-year U.S. Treasury yield fell six basis points. Notably, U.S. breakeven inflation expectations rose 13 basis points due to a rebound in crude oil and equity prices. Real yields declined 19 basis points in response to the Fed’s significantly dovish tone in January.

Global equities continued their positive momentum into February 2019. Developed markets equities across Europe, Japan and the U.S. posted positive returns despite weak global manufacturing and trade data. The performance of emerging markets equities was rather flat overall, with significant dispersion across regions. Within the emerging markets, Chinese onshore equities posted double-digit gains, benefiting from a pickup in Chinese credit growth and positive developments in U.S.-China trade negotiations. Brazilian and South African equities, however, each delivered negative returns, with the decline in Brazilian stocks driven by rumors of a delay in pension reform and the decline in South African stocks driven by concerns around credit risk. In fixed income, the 10-year U.S. Treasury yield was up modestly, driven primarily by an increase in the breakeven inflation rate.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund primarily seeks to achieve its investment objective by investing in a diversified portfolio of underlying asset classes that provide broad beta exposure to the global equity markets. (Beta refers to the component of returns that is attributable to market risk exposure, rather than manager skill.) The GPS Team determines allocations to the underlying asset classes—and within the underlying asset classes—based on its cycle-aware long-term strategic allocation model, which may include factor-based diversification. The factor-based diversification approach is implemented through a separately managed account composed of individual stock positions.

During the Reporting Period, the Fund marginally underperformed the Index, largely because of its exposure to the broad equity market sell-off in the fourth quarter of 2018. The Fund held strategic overweights relative to the Index in U.S. and international small-cap equities. Mitigating some of these losses was the Fund’s strategic allocation to the macro hedging strategy (through which we seek to diversify the Fund’s overall exposure to global equity asset classes), which benefited from investors’ risk-off sentiment during the fourth calendar quarter.

The Fund was also hurt during the Reporting Period by allocations to three of our factor-based strategies—Momentum, Valuation and Quality. However, an allocation to the Volatility factor buoyed performance, helping to offset some of the negative performance. The Momentum factor seeks to identify companies whose stock prices are expected to increase or decrease (by, among other things, evaluating each company’s recent performance results). The Valuation factor seeks to identify companies whose stock prices are trading at a discount to their fundamental or intrinsic value (by, among other things, comparing each company’s book value to market value). The Quality factor seeks to identify

2

PORTFOLIO RESULTS

companies that are expected to generate higher returns on assets (i.e., more profitable). The Volatility factor seeks to identify companies whose stock prices are expected to have a relatively lower degree of fluctuation over time.

Q	How was the Fund positioned at the beginning of the Reporting Period?

A	In terms of its strategic allocation at the beginning of the Reporting Period, the Fund had 98.09% of its total net assets invested in equity-related investments, 1.78% in the macro hedging strategy and 0.13% in cash and cash equivalents. The Fund also maintained a position in cash and cash equivalents to cover the exposure of various derivatives positions. This above sector breakout is inclusive of derivative exposure across all asset classes.

Q	How did you tactically manage the Fund’s allocations during the Reporting Period?

A	When the Reporting Period began, and as had been the case for most of 2018, the Fund maintained an overweight versus the Index in emerging markets equities versus developed markets equities. However, in October 2018, we modestly reduced the Fund’s overweight in emerging markets equities due to heightened market volatility driven by emerging markets currency risk. This overweight was decreased further at the beginning of 2019. We had expected to see the start of a rebound in China’s economic data by the end of the fourth quarter of 2018 in response to policy initiatives that sought to stimulate growth, but fresh data releases showed continued deterioration. We were particularly worried about weak industrial production data in December 2018 and the drop below 50 of both China’s official manufacturing PMI and the Caixin/Markit China manufacturing PMI during the same month.

Also, at the beginning of the Reporting Period, the Fund held a steepening position on the front, or short-term, end of the U.S. Treasury yield curve. (Yield curve is a spectrum of maturities of varying lengths. A steepening position seeks to take advantage of a widening differential between yields at the shorter- and longer-term ends of a range of maturities.) In December 2018, we allowed the longer end of this steepening position to expire.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, equity futures were employed to express our passive investment views with greater versatility. The use of these instruments to gain exposure to the Canadian equity market and the U.S. small-cap equity market during the Reporting Period detracted from the Fund’s performance, as these positions generated returns similar to the asset classes they represented. In addition, the Fund employed currency forwards and interest rate options to afford greater risk management of macroeconomic and foreign exchange risks in the portfolio. Currency forwards contributed positively to the Fund’s returns due to strength in the U.S. dollar. Interest rate options also added to Fund performance and broadly accomplished their intended purpose in the risk-off environment of the fourth quarter of 2018.

Q	How was the Fund positioned at the end of the Reporting Period?

A	In terms of its strategic allocation at the end of the Reporting Period, the Fund had 98.00% of its total net assets invested in equity-related investments, 1.72% in the macro hedging strategy and 0.28% in cash and cash equivalents. The Fund also maintained a position in cash and cash equivalents to cover the exposure of various derivatives positions. This above sector breakout is inclusive of derivative exposure across all asset classes.

Q	What is the Fund’s tactical asset allocation view and strategy for the months ahead?

A	At the end of the Reporting Period, we believed the global economy remained in the expansionary phase of the business cycle and was likely to grow above trend through 2019. That said, the risks to this view increased in late 2018 as global economic growth data deteriorated more than we had expected. The overall level of economic activity, however, did not fall to levels that would have forced us to change our core views, and at the end of the Reporting Period, our forward-looking indicators still suggested a positive economic growth environment into 2020. Also at the end of the Reporting Period, we believed some causes of the global economic slowdown would prove temporary and predictions by some market participants of a recession in 2019 would turn out to be premature.

In the U.S., we saw certain downside risks to our economic outlook, ranging from seasonal weakness in first quarter 2019 economic data, potential negative impacts from the partial federal government shutdown and a medium-term economic growth slowdown. Overall, however, we expected to reach a time when the U.S. economic growth outlook would be more balanced. As for Europe, we expected economic growth to improve. China should experience mild

3

PORTFOLIO RESULTS

improvements on the back of ongoing fiscal policy measures, in our view, though we acknowledge this is taking longer to materialize than we had originally anticipated. Should all our economic views materialize, we expect a convergence in global economic growth and, therefore, a softening of the U.S. dollar — an important reversal of what drove negative market conditions in 2018, in our view.

A further note about China: The economic slowdown in that country has lasted longer than we expected and remains the biggest challenge to our core views. We believe some of this may be explained by front-loading strategies — where economic pain is endured up front — ahead of the imposition of tariffs, as evidenced perhaps by the temporary increase in China’s industrial production during October 2018 and the pick-up in inventories and deterioration of net exports to the U.S. during the third quarter of 2018. In our opinion, much of China’s slowdown can be explained by its central bank’s tightening of monetary policy in 2017, with a lesser contribution from trade tensions than market consensus has suggested. Although the latter is certainly having an impact, we believe policy actions could result in a partial reversal of the weakening trend. In our view, better than market expected fourth calendar quarter GDP and December 2018 industrial production, retail sales and fixed asset investment may indicate the stabilization we have expected is beginning to emerge. We also believe there is ample room for further measures if policymakers deem them necessary.

On the asset class level, at the end of the Reporting Period, we expected global equities to generate positive returns over the near term should they continue to recover from the losses they experienced in 2018. Interestingly, at the end of the Reporting Period, the Japanese equity market was trading at its lowest price-to-earnings multiple since before “Abenomics,” despite an approximately 40% improvement in its return on equity since that time. (Abenomics refers to the multi-pronged economic program of Japanese Prime Minister Shinzo Abe. It seeks to remedy two decades of economic stagnation by increasing Japan’s money supply, boosting government spending and enacting reforms to make the economy more competitive.) As for fixed income, we observed the market was actually pricing in 2019 Fed interest rate cuts at the end of the Reporting Period, something it did not do during previous periods of slower economic growth, such as 2011, 2012 and 2015-2016.

Overall, we expect higher levels of market volatility in the near term. We plan to continue focusing on potential risks and opportunities, such as those related to U.S.-China trade negotiations, Brexit, debate over the U.S. fiscal ceiling, Fed monetary policy and fourth quarter 2018 corporate earnings reports. (Brexit refers to the U.K’s efforts to exit the European Union.)

As for the Fund’s macro hedging strategy, we consider it a long-term structural allocation and a capital-efficient means of diversifying the Fund’s exposure to global equities. As the Fed shifts into a more “patient” and flexible approach to short-term interest rate policy, we plan to continue monitoring the potential impact of events related to key political and monetary policy decisions in the near term.

4

FUND BASICS

Global Managed Beta Fund

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Fund Total Return (based on NAV)[1]	MSCI All Country World Index Investable Market Index[2]

Institutional Shares	-3.38%	-3.13%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI All Country World Index Investable Market Index (Net, USD, 50% Non-US Developed Hedged to USD) captures large, mid and small cap representation across 23 developed markets and 24 emerging markets. With 8,686 constituents, the MSCI ACWI IMI is comprehensive, covering approximately 99% of the global equity investment opportunity set. As of February 28, 2019, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 24 emerging markets include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Since Inception	Inception Date
Institutional	-9.61%	3.58%	4/30/15

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Institutional Shares	0.19%	0.52%

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

5

FUND BASICS

FUND COMPOSITION (%)[5]

[5]	Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph does not depict the investment in the securities lending reinvestment vehicle. The investment in the securities lending reinvestment vehicle represented 0.0% of the Fund’s net assets as of February 28, 2019. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

6

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Index Definitions

MSCI China Index represents the performance of large- and mid-cap segments with H shares, B shares, red chips, P chips and foreign listings (e.g., ADRs) of Chinese stocks. China A shares are partially included in the index, making it the de facto index for all of China.

MSCI India Index is designed to measure the performance of the large and mid cap segments of the Indian market.

MSCI Emerging Markets Index captures large-cap and mid-cap representation across 24 emerging markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country. Emerging markets countries in the index include Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.

MSCI Brazil Index is designed to measure the performance of the large and mid cap segments of the Brazilian market.

MSCI Russia Index is designed to measure the performance of the large and mid cap segments of the Russian market.

It is not possible to invest directly in an unmanaged index.

7

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 26.8%
Aerospace & Defense – 0.4%
1,689	Airbus SE	$217,598
10,417	BAE Systems PLC	64,228
3,140	CAE, Inc.	66,214
61	Dassault Aviation SA	102,689
567	General Dynamics Corp.	96,515
288	Harris Corp.	47,500
216	Huntington Ingalls Industries, Inc.	45,232
995	L3 Technologies, Inc.	210,691
17,930	Leonardo SpA	180,602
460	Lockheed Martin Corp.	142,329
29,016	Meggitt PLC	207,584
621	MTU Aero Engines AG	133,103
855	Northrop Grumman Corp.	247,916
1,445	Raytheon Co.	269,492
17,669	Rolls-Royce Holdings PLC*	224,143
1,335	Safran SA	181,982
13,131	Singapore Technologies Engineering Ltd.	36,245
1,047	Spirit AeroSystems Holdings, Inc. Class A	103,444
5,400	Textron, Inc.	293,220
702	Thales SA	86,379
2,665	The Boeing Co.	1,172,493
563	TransDigm Group, Inc.*	244,393
3,249	United Technologies Corp.	408,302

		4,782,294

Air Freight & Logistics – 0.2%
14,716	Bollore SA	65,352
4,654	C.H. Robinson Worldwide, Inc.	420,628
9,771	Deutsche Post AG	303,049
1,377	Expeditors International of Washington, Inc.	103,206
742	FedEx Corp.	134,302
85,994	Royal Mail PLC	323,195
9,021	SG Holdings Co. Ltd.	264,842
2,381	United Parcel Service, Inc. Class B	262,386
4,348	XPO Logistics, Inc.*	218,922
1,941	Yamato Holdings Co. Ltd.	50,691

		2,146,573

Airlines – 0.1%
1,986	ANA Holdings, Inc.	73,686
5,915	Delta Air Lines, Inc.	293,266
9,525	Deutsche Lufthansa AG	243,189
1,751	Japan Airlines Co. Ltd.	63,922
5,674	Southwest Airlines Co.	317,971
4,741	United Continental Holdings, Inc.*	416,307

		1,408,341

Auto Components – 0.1%
1,208	Aisin Seiki Co. Ltd.	47,448
570	Aptiv PLC	47,373
551	Autoliv, Inc.	45,077
3,725	BorgWarner, Inc.	151,272
1,822	Bridgestone Corp.	72,172

Common Stocks – (continued)
Auto Components – (continued)
830	Cie Generale des Etablissements Michelin SCA	99,494
381	Continental AG	62,402
1,444	Denso Corp.	62,208
2,061	Faurecia SA	98,181
1,752	Lear Corp.	266,427
3,640	Magna International, Inc.	192,075
1,490	Nokian Renkaat Oyj	52,732
1,716	Stanley Electric Co. Ltd.	49,539
3,801	Sumitomo Electric Industries Ltd.	53,063
2,877	Sumitomo Rubber Industries Ltd.	37,083
6,917	The Goodyear Tire & Rubber Co.	136,818
4,619	The Yokohama Rubber Co. Ltd.	94,541
1,013	Valeo SA	31,853

		1,599,758

Automobiles – 0.3%
766	Bayerische Motoren Werke AG	64,750
1,409	Daimler AG	84,357
1,326	Ferrari NV	170,606
16,614	Fiat Chrysler Automobiles NV*	245,520
45,379	Ford Motor Co.	397,974
1,329	General Motors Co.	52,469
4,141	Harley-Davidson, Inc.	153,714
13,782	Honda Motor Co. Ltd.	389,204
7,313	Isuzu Motors Ltd.	105,121
19,321	Mazda Motor Corp.	227,601
11,286	Nissan Motor Co. Ltd.	97,796
10,509	Peugeot SA	267,201
517	Renault SA	35,428
1,564	Subaru Corp.	39,849
1,742	Suzuki Motor Corp.	89,451
6,150	Toyota Motor Corp.	371,636
239	Volkswagen AG	42,266

		2,834,943

Banks – 1.5%
5,105	ABN AMRO Group NV(a)	123,584
1,430	Aozora Bank Ltd.	41,291
16,110	Australia & New Zealand Banking Group Ltd.	320,052
24,225	Banco Bilbao Vizcaya Argentaria SA	150,264
37,761	Banco de Sabadell SA	42,965
54,193	Banco Santander SA	263,747
6,651	Bank Hapoalim BM	45,791
15,743	Bank Leumi Le-Israel BM	104,121
48,528	Bank of America Corp.	1,411,194
12,237	Bank of Ireland Group PLC	79,505
4,014	Bank of Montreal	313,018
19,875	Bank of Queensland Ltd.	127,156
3,984	Bankinter SA	32,703
47,503	Barclays PLC	103,299
4,955	BB&T Corp.	252,556
19,337	Bendigo & Adelaide Bank Ltd.	135,234
5,378	BNP Paribas SA	275,305
16,775	BOC Hong Kong Holdings Ltd.	70,074

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
3,282	Canadian Imperial Bank of Commerce	$278,407
2,892	CIT Group, Inc.	147,405
9,798	Citigroup, Inc.	626,876
5,955	Citizens Financial Group, Inc.	219,978
1,280	Comerica, Inc.	111,501
6,202	Commerzbank AG*	51,118
5,131	Commonwealth Bank of Australia	269,199
11,900	Credit Agricole SA	152,303
4,699	Danske Bank A/S	93,468
9,078	DBS Group Holdings Ltd.	166,434
2,734	DNB ASA	52,367
848	East West Bancorp, Inc.	46,309
1,120	Erste Groupe Bank AG	42,238
8,951	Fifth Third Bancorp	246,869
554	First Republic Bank	58,159
7,124	Hang Seng Bank Ltd.	176,418
71,169	HSBC Holdings PLC	580,175
8,182	Huntington Bancshares, Inc.	117,903
16,541	ING Groep NV	218,641
111,080	Intesa Sanpaolo SpA	273,304
5,360	Japan Post Bank Co. Ltd.	59,912
19,550	JPMorgan Chase & Co.	2,040,238
980	KBC Group NV	72,535
3,592	KeyCorp.	63,435
224,900	Lloyds Banking Group PLC	189,384
486	M&T Bank Corp.	84,107
9,825	Mediobanca Banca di Credito Finanziario SpA	98,338
36,882	Mitsubishi UFJ Financial Group, Inc.	191,395
2,319	Mizrahi Tefahot Bank Ltd.	44,405
114,647	Mizuho Financial Group, Inc.	180,271
7,920	National Australia Bank Ltd.	141,380
3,961	National Bank of Canada	186,890
9,462	Nordea Bank Abp	85,722
21,878	Oversea-Chinese Banking Corp. Ltd.	178,491
4,962	People’s United Financial, Inc.	88,125
3,857	Raiffeisen Bank International AG	98,276
7,471	Regions Financial Corp.	122,524
7,526	Resona Holdings, Inc.	34,091
7,128	Royal Bank of Canada	557,099
19,664	Royal Bank of Scotland Group PLC	69,156
12,441	Seven Bank Ltd.	36,385
2,594	Shinsei Bank Ltd.	35,686
272	Signature Bank	36,927
4,532	Skandinaviska Enskilda Banken AB Class A	46,105
3,883	Societe Generale SA	119,286
5,420	Standard Chartered PLC	43,222
8,300	Sumitomo Mitsui Financial Group, Inc.	294,926
3,264	Sumitomo Mitsui Trust Holdings, Inc.	124,008
3,601	SunTrust Banks, Inc.	233,597
288	SVB Financial Group*	71,182
3,846	Svenska Handelsbanken AB Class A	43,815
2,687	Swedbank AB Class A	49,327
43,728	The Bank of East Asia Ltd.	152,239

Common Stocks – (continued)
Banks – (continued)
5,969	The Bank of Nova Scotia	331,755
3,246	The PNC Financial Services Group, Inc.	409,061
7,651	The Toronto-Dominion Bank	438,728
5,973	U.S. Bancorp	308,744
9,219	UniCredit SpA	125,202
9,016	United Overseas Bank Ltd.	166,173
22,877	Wells Fargo & Co.	1,141,333
14,507	Westpac Banking Corp.	277,681
4,732	Yamaguchi Financial Group, Inc.	44,255
2,086	Zions Bancorp NA	106,595

		17,042,937

Beverages – 0.5%
946	Anheuser-Busch InBev SA	73,900
3,212	Asahi Group Holdings Ltd.	139,052
6,352	Brown-Forman Corp. Class B	314,361
3,500	Carlsberg A/S Class B	424,046
8,253	Coca-Cola Amatil Ltd.	46,667
10,021	Coca-Cola Bottlers Japan Holdings, Inc.	258,597
6,199	Coca-Cola European Partners PLC	292,221
3,368	Coca-Cola HBC AG*	113,280
742	Constellation Brands, Inc. Class A	125,517
5,358	Davide Campari-Milano SpA	51,082
8,995	Diageo PLC	348,324
3,572	Heineken Holding NV	345,165
1,015	Heineken NV	102,169
5,599	Kirin Holdings Co. Ltd.	125,455
6,953	Molson Coors Brewing Co. Class B	428,722
4,982	Monster Beverage Corp.*	318,001
6,693	PepsiCo, Inc.	773,979
1,326	Pernod Ricard SA	228,215
355	Remy Cointreau SA	46,240
4,311	Suntory Beverage & Food Ltd.	189,911
13,700	The Coca-Cola Co.	621,158

		5,366,062

Biotechnology – 0.4%
6,797	AbbVie, Inc.	538,594
259	Alexion Pharmaceuticals, Inc.*	35,050
3,566	Alkermes PLC*	118,641
2,636	Amgen, Inc.	501,051
1,464	Biogen, Inc.*	480,207
484	BioMarin Pharmaceutical, Inc.*	45,138
3,074	Celgene Corp.*	255,511
2,648	CSL Ltd.	362,915
6,245	Gilead Sciences, Inc.	406,050
2,064	Incyte Corp.*	177,979
311	Regeneron Pharmaceuticals, Inc.*	133,960
1,347	Seattle Genetics, Inc.*	100,055
5,078	United Therapeutics Corp.*	641,301
2,438	Vertex Pharmaceuticals, Inc.*	460,172

		4,256,624

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Building Products – 0.2%
1,354	A.O. Smith Corp.	$70,313
1,821	Allegion PLC	163,817
2,175	Assa Abloy AB Class B	44,953
4,056	Cie de Saint-Gobain	145,970
472	Daikin Industries Ltd.	51,380
3,802	Fortune Brands Home & Security, Inc.	179,150
107	Geberit AG	42,672
5,509	Johnson Controls International PLC	194,302
1,540	Lennox International, Inc.	377,685
5,980	Masco Corp.	224,609
6,118	Owens Corning	305,472
953	TOTO Ltd.	36,128

		1,836,451

Capital Markets – 0.8%
20,020	3i Group PLC	251,408
1,143	Ameriprise Financial, Inc.	150,453
3,652	ASX Ltd.	180,921
442	BlackRock, Inc.	195,903
3,140	Brookfield Asset Management, Inc. Class A	141,830
911	Cboe Global Markets, Inc.	87,374
22,999	CI Financial Corp.	325,074
2,305	CME Group, Inc.	419,303
10,150	Credit Suisse Group AG*	125,179
7,467	Daiwa Securities Group, Inc.	37,914
554	Deutsche Boerse AG	69,947
2,745	E*TRADE Financial Corp.	134,478
5,488	Eaton Vance Corp.	229,673
1,871	Franklin Resources, Inc.	61,013
22,870	Hargreaves Lansdown PLC	528,637
5,371	Hong Kong Exchanges & Clearing Ltd.	185,134
1,745	IGM Financial, Inc.	45,589
2,161	Intercontinental Exchange, Inc.	166,721
8,839	Invesco Ltd.	171,035
13,176	Investec PLC	86,148
1,839	Japan Exchange Group, Inc.	32,553
927	Julius Baer Group Ltd.*	40,391
1,334	KKR & Co., Inc. Class A	29,655
2,536	London Stock Exchange Group PLC	151,445
2,504	Macquarie Group Ltd.	228,627
4,446	Moody’s Corp.	769,691
7,473	Morgan Stanley	313,717
4,087	MSCI, Inc.	754,951
2,294	Nasdaq, Inc.	210,062
12,110	Natixis SA	66,492
13,692	Nomura Holdings, Inc.	53,368
684	Northern Trust Corp.	63,749
431	Partners Group Holding AG	311,405
580	Raymond James Financial, Inc.	47,896
3,248	S&P Global, Inc.	650,802
2,933	SBI Holdings, Inc.	62,019
2,308	Schroders PLC	83,776
5,452	SEI Investments Co.	287,593
67,566	Singapore Exchange Ltd.	391,272
2,819	St. James’s Place PLC	36,376

Common Stocks – (continued)
Capital Markets – (continued)
1,512	State Street Corp.	108,667
3,281	T. Rowe Price Group, Inc.	329,511
2,641	TD Ameritrade Holding Corp.	148,768
4,507	The Bank of New York Mellon Corp.	236,527
4,441	The Charles Schwab Corp.	204,330
12,467	UBS Group AG*	158,205

		9,365,582

Chemicals – 0.5%
1,806	Air Liquide SA	225,117
774	Air Products & Chemicals, Inc.	140,233
1,858	Akzo Nobel NV	168,447
5,672	Arkema SA	571,598
4,293	Asahi Kasei Corp.	46,940
1,429	Axalta Coating Systems Ltd.*	38,197
2,615	BASF SE	199,046
480	Celanese Corp.	49,099
3,461	CF Industries Holdings, Inc.	146,054
859	Chr Hansen Holding A/S	87,433
4,580	Covestro AG(a)	260,773
2,033	Croda International PLC	129,706
2,801	DowDuPont, Inc.	149,097
2,652	Eastman Chemical Co.	219,294
1,318	Ecolab, Inc.	222,623
86	EMS-Chemie Holding AG	49,584
1,961	Evonik Industries AG	55,226
368	FMC Corp.	32,936
70	Givaudan SA	174,955
413	International Flavors & Fragrances, Inc.	52,710
7,739	Israel Chemicals Ltd.	43,309
1,291	Koninklijke DSM NV	138,865
1,626	Linde PLC	281,688
2,813	LyondellBasell Industries NV Class A	240,568
563	Methanex Corp.	31,689
11,481	Mitsubishi Chemical Holdings Corp.	84,904
2,131	Mitsui Chemicals, Inc.	52,000
1,061	Nissan Chemical Corp.	53,633
1,285	Novozymes A/S Class B	58,351
1,107	Nutrien Ltd.	60,256
1,047	PPG Industries, Inc.	117,233
1,322	Showa Denko KK	49,473
780	Sika AG	105,361
296	Solvay SA	33,115
1,071	Symrise AG	94,388
2,581	Taiyo Nippon Sanso Corp.	36,594
3,775	Teijin Ltd.	63,393
1,034	The Chemours Co.	39,323
4,031	The Mosaic Co.	126,049
393	The Sherwin-Williams Co.	170,248
5,058	Toray Industries, Inc.	35,142
2,381	Tosoh Corp.	35,204
1,559	Westlake Chemical Corp.	108,927

		5,078,781

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – 0.2%
21,585	Babcock International Group PLC	$154,802
7,396	Brambles Ltd.	61,741
937	Cintas Corp.	193,584
3,532	Copart, Inc.*	207,222
2,109	Dai Nippon Printing Co. Ltd.	48,893
1,897	Edenred	84,133
1,662	ISS A/S	51,833
1,840	Republic Services, Inc.	144,311
13,831	Rollins, Inc.	548,538
611	Secom Co. Ltd.	52,851
7,037	Securitas AB Class B	110,262
1,084	Societe BIC SA	102,502
2,580	Toppan Printing Co. Ltd.	41,097
2,100	Waste Connections, Inc.	175,140
2,265	Waste Management, Inc.	229,331

		2,206,240

Communications Equipment – 0.3%
879	Arista Networks, Inc.*	250,735
21,994	Cisco Systems, Inc.	1,138,629
10,542	CommScope Holding Co., Inc.*	245,734
3,226	F5 Networks, Inc.*	542,420
9,881	Juniper Networks, Inc.	267,577
1,992	Motorola Solutions, Inc.	285,095
8,914	Nokia Oyj	53,905
25,135	Telefonaktiebolaget LM Ericsson Class B	229,112

		3,013,207

Construction & Engineering – 0.2%
2,794	ACS Actividades de Construccion y Servicios SA	123,783
1,849	CIMIC Group Ltd.	65,823
3,288	Eiffage SA	320,681
7,578	Ferrovial SA	174,517
556	HOCHTIEF AG	88,135
4,671	Jacobs Engineering Group, Inc.	344,626
5,965	Kajima Corp.	88,396
9,733	Obayashi Corp.	94,871
5,542	Skanska AB Class B	99,862
2,108	Taisei Corp.	99,629
2,101	Vinci SA	200,521
11,214	WSP Global, Inc.	593,870

		2,294,714

Construction Materials – 0.0%
1,961	CRH PLC	62,153
2,814	HeidelbergCement AG	207,054
797	Imerys SA	45,302
769	LafargeHolcim Ltd.*	38,002
1,211	Taiheiyo Cement Corp.	41,437

		393,948

Common Stocks – (continued)
Consumer Finance – 0.1%
2,590	AEON Financial Service Co. Ltd.	51,015
13,630	Ally Financial, Inc.	369,237
3,056	American Express Co.	329,253
3,067	Capital One Financial Corp.	256,340
2,986	Credit Saison Co. Ltd.	43,459
2,580	Discover Financial Services	184,754
5,706	Synchrony Financial	186,072

		1,420,130

Containers & Packaging – 0.1%
4,414	Amcor Ltd.	47,101
1,379	Avery Dennison Corp.	148,987
5,058	Ball Corp.	277,077
919	Crown Holdings, Inc.*	49,893
932	International Paper Co.	42,704
373	Packaging Corp. of America	35,655
1,396	Sealed Air Corp.	60,894
1,347	Smurfit Kappa Group PLC	38,161
3,509	Toyo Seikan Group Holdings Ltd.	74,229
4,981	Westrock Co.	186,190

		960,891

Distributors – 0.0%
1,849	Genuine Parts Co.	201,134
6,027	Jardine Cycle & Carriage Ltd.	148,233
6,250	LKQ Corp.*	173,125

		522,492

Diversified Consumer Services – 0.1%
26,491	H&R Block, Inc.	639,758

Diversified Financial Services – 0.2%
1,894	AXA Equitable Holdings, Inc.	36,213
4,431	Berkshire Hathaway, Inc. Class B*	891,960
1,816	Eurazeo SE	136,449
2,536	EXOR NV	156,016
422	Groupe Bruxelles Lambert SA	40,571
2,453	Industrivarden AB Class C	51,058
2,186	Investor AB	97,551
11,452	Jefferies Financial Group, Inc.	232,132
2,178	Kinnevik AB Class B	55,118
1,234	L E Lundbergforetagen AB Class B	38,038
11,541	Mitsubishi UFJ Lease & Finance Co. Ltd.	58,929
976	Onex Corp.	58,703
5,681	ORIX Corp.	82,253
1,413	Pargesa Holding SA	115,928
19,160	Standard Life Aberdeen PLC	62,719
1,033	Tokyo Century Corp.	46,125
931	Voya Financial, Inc.	47,081
247	Wendel SA	31,138

		2,237,982

Diversified Telecommunication Services – 0.4%
35,040	AT&T, Inc.	1,090,445
1,043	BCE, Inc.	46,382

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – (continued)
64,580	Bezeq The Israeli Telecommunication Corp. Ltd.	$56,619
19,862	BT Group PLC	56,648
21,946	CenturyLink, Inc.	289,468
3,789	Deutsche Telekom AG	62,459
786	Elisa Oyj	32,981
71,358	HKT Trust and HKT Ltd.	111,449
18,073	Koninklijke KPN NV	55,712
5,795	Nippon Telegraph & Telephone Corp.	250,475
4,176	Orange SA	63,829
559,007	PCCW Ltd.	336,142
15,280	Singapore Telecommunications Ltd.	34,103
11,929	Spark New Zealand Ltd.	30,283
153	Swisscom AG	70,783
130,091	Telecom Italia SpA*	79,186
155,044	Telecom Italia SpA RSP	84,381
9,726	Telefonica Deutschland Holding AG	31,891
13,421	Telefonica SA	115,762
5,931	Telenor ASA	115,665
8,289	Telia Co. AB	35,949
1,660	TELUS Corp.	60,297
14,582	TPG Telecom Ltd.	68,865
17,889	Verizon Communications, Inc.	1,018,242

		4,198,016

Electric Utilities – 0.5%
2,445	Alliant Energy Corp.	112,152
2,372	American Electric Power Co., Inc.	192,488
31,146	AusNet Services	38,382
10,668	Chubu Electric Power Co., Inc.	168,023
6,468	CK Infrastructure Holdings Ltd.	53,900
12,262	CLP Holdings Ltd.	145,294
3,048	Duke Energy Corp.	273,284
560	Edison International	33,538
48,462	EDP – Energias de Portugal SA	177,686
5,022	Electricite de France SA	72,911
1,284	Emera, Inc.	45,683
2,051	Endesa SA	51,665
33,990	Enel SpA	205,542
1,260	Entergy Corp.	117,596
2,168	Evergy, Inc.	121,213
2,121	Eversource Energy	148,067
8,427	Exelon Corp.	409,468
5,349	FirstEnergy Corp.	217,972
1,434	Fortis, Inc.	51,707
7,446	Fortum Oyj	165,344
117,130	HK Electric Investments & HK Electric Investments Ltd.	122,058
2,970	Hydro One Ltd.(a)	46,605
22,668	Iberdrola SA	189,650
4,208	Kyushu Electric Power Co., Inc.	50,077
2,078	NextEra Energy, Inc.	390,082
3,334	OGE Energy Corp.	141,762
1,941	Orsted A/S(a)	140,886
974	Pinnacle West Capital Corp.	91,303

Common Stocks – (continued)
Electric Utilities – (continued)
7,233	Power Assets Holdings Ltd.	$50,195
3,824	PPL Corp.	123,018
4,221	SSE PLC	66,425
13,589	Terna Rete Elettrica Nazionale SpA	84,540
8,166	The Chugoku Electric Power Co., Inc.	106,124
12,562	The Kansai Electric Power Co., Inc.	188,096
4,133	The Southern Co.	205,369
3,373	Tohoku Electric Power Co., Inc.	44,278
34,781	Tokyo Electric Power Co. Holdings, Inc.*	216,987
1,053	Verbund AG	50,624
2,013	Xcel Energy, Inc.	110,433

		5,220,427

Electrical Equipment – 0.2%
3,174	ABB Ltd.	62,493
2,737	Acuity Brands, Inc.	356,138
2,324	AMETEK, Inc.	184,944
2,667	Eaton Corp. PLC	212,747
2,181	Emerson Electric Co.	148,635
945	Legrand SA	62,322
2,843	Prysmian SpA	57,986
1,266	Rockwell Automation, Inc.	226,057
2,027	Schneider Electric SE	157,509
2,704	Sensata Technologies Holding PLC*	137,174
2,045	Siemens Gamesa Renewable Energy SA*	31,273
1,735	Vestas Wind Systems A/S	144,550

		1,781,828

Electronic Equipment, Instruments & Components – 0.2%
1,739	Amphenol Corp. Class A	163,414
1,039	Arrow Electronics, Inc.*	82,808
2,723	CDW Corp.	255,663
4,481	Cognex Corp.	239,285
2,736	Corning, Inc.	95,240
4,679	FLIR Systems, Inc.	240,735
1,398	Hamamatsu Photonics KK	49,355
1,397	Hitachi Ltd.	41,994
2,491	Ingenico Group SA	166,944
594	IPG Photonics Corp.*	92,088
65	Keyence Corp.	38,010
1,669	Keysight Technologies, Inc.*	140,880
294	Murata Manufacturing Co. Ltd.	45,860
2,616	Nippon Electric Glass Co. Ltd.	70,849
3,597	Omron Corp.	155,646
2,000	Shimadzu Corp.	49,437
1,582	TE Connectivity Ltd.	129,866
1,907	Trimble, Inc.*	76,299
3,152	Venture Corp. Ltd.	41,443
1,604	Yaskawa Electric Corp.	45,772
2,373	Yokogawa Electric Corp.	45,790

		2,267,378

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – 0.0%
2,087	Halliburton Co.	$64,050
9,728	John Wood Group PLC	67,195
6,421	National Oilwell Varco, Inc.	180,687
2,022	Schlumberger Ltd.	89,089

		401,021

Entertainment – 0.3%
1,419	Activision Blizzard, Inc.	59,797
3,878	DeNA Co. Ltd.	59,918
2,645	Electronic Arts, Inc.*	253,338
740	Konami Holdings Corp.	30,605
970	Liberty Media Corp.-Liberty Formula One Class C*	30,186
1,331	Live Nation Entertainment, Inc.*	75,281
1,534	Netflix, Inc.*	549,325
2,746	Nexon Co. Ltd.*	43,788
519	Take-Two Interactive Software, Inc.*	45,288
6,328	The Walt Disney Co.	714,052
834	Toho Co. Ltd.	29,813
5,472	Twenty-First Century Fox, Inc. Class A	275,953
4,138	Twenty-First Century Fox, Inc. Class B	207,562
3,645	Ubisoft Entertainment SA*	262,770
11,616	Viacom, Inc. Class B	339,420
2,451	Vivendi SA	71,575

		3,048,671

Equity Real Estate Investment Trusts (REITs) – 0.6%
694	Alexandria Real Estate Equities, Inc.	94,308
1,616	American Tower Corp.	284,658
22,935	Ascendas Real Estate Investment Trust	47,458
1,140	AvalonBay Communities, Inc.	221,878
811	Boston Properties, Inc.	107,612
3,072	Brookfield Property REIT, Inc. Class A	60,273
2,388	Camden Property Trust	234,239
25,440	CapitaLand Commercial Trust	36,483
54,658	CapitaLand Mall Trust	96,991
890	Covivio	90,097
1,393	Crown Castle International Corp.	165,419
30	Daiwa House REIT Investment Corp.	66,881
4,704	Dexus	40,153
1,599	Digital Realty Trust, Inc.	180,879
3,697	Duke Realty Corp.	109,320
251	Equinix, Inc.	106,298
2,213	Equity Residential	163,076
474	Essex Property Trust, Inc.	132,644
1,600	Extra Space Storage, Inc.	153,504
423	Federal Realty Investment Trust	56,509
453	Gecina SA	67,082
11,584	Goodman Group	105,364
3,121	H&R Real Estate Investment Trust	53,861
3,669	HCP, Inc.	112,895
14,389	Host Hotels & Resorts, Inc.	282,168
751	ICADE	63,939
2,899	Invitation Homes, Inc.	66,677
2,465	Iron Mountain, Inc.	87,310
25	Japan Prime Realty Investment Corp.	98,103

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
15	Japan Real Estate Investment Corp.	86,853
31	Japan Retail Fund Investment Corp.	62,535
3,438	Kimco Realty Corp.	60,474
1,038	Klepierre SA	36,211
7,476	Land Securities Group PLC	89,283
2,034	Liberty Property Trust	96,269
12,382	Link REIT	140,055
1,246	Mid-America Apartment Communities, Inc.	129,061
17,970	Mirvac Group	32,841
2,061	National Retail Properties, Inc.	107,378
32	Nippon Building Fund, Inc.	208,364
30	Nippon Prologis REIT, Inc.	63,806
50	Nomura Real Estate Master Fund, Inc.	68,497
2,477	Prologis, Inc.	173,539
664	Public Storage	140,429
2,111	Realty Income Corp.	145,997
1,076	Regency Centers Corp.	70,209
2,724	RioCan Real Estate Investment Trust	52,039
497	SBA Communications Corp.*	89,738
21,040	Scentre Group	57,869
20,258	Segro PLC	177,669
1,288	Simon Property Group, Inc.	233,334
514	SL Green Realty Corp.	46,630
1,820	SmartCentres Real Estate Investment Trust	46,691
25,680	Suntec Real Estate Investment Trust	36,575
8,722	The British Land Co. PLC	69,806
16,181	The GPT Group	67,198
935	The Macerich Co.	40,766
2,430	UDR, Inc.	107,941
337	Unibail-Rodamco-Westfield*	54,258
59	United Urban Investment Corp.	91,510
2,071	Ventas, Inc.	129,955
11,198	VEREIT, Inc.	89,248
20,856	Vicinity Centres	36,442
857	Vornado Realty Trust	57,685
1,954	Welltower, Inc.	145,202
2,443	Weyerhaeuser Co.	60,806
1,708	WP Carey, Inc.	126,170

		6,915,412

Food & Staples Retailing – 0.9%
5,620	Aeon Co. Ltd.	118,578
1,103	Alimentation Couche-Tard, Inc. Class B	62,168
3,913	Carrefour SA	80,065
4,387	Casino Guichard Perrachon SA	231,985
24,243	Coles Group Ltd.*	194,839
3,233	Colruyt SA	230,593
3,538	Costco Wholesale Corp.	773,902
46,738	Dairy Farm International Holdings Ltd.	418,365
34,265	Empire Co. Ltd. Class A	795,989
6,204	FamilyMart UNY Holdings Co. Ltd.	177,385
3,651	George Weston Ltd.	260,241
1,271	ICA Gruppen AB	48,839

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – (continued)
64,421	J Sainsbury PLC	$195,754
12,025	Jeronimo Martins SGPS SA	180,993
28,473	Koninklijke Ahold Delhaize NV	733,812
3,424	Lawson, Inc.	207,325
4,057	Loblaw Cos. Ltd.	202,056
6,718	METRO AG	112,729
1,518	Metro, Inc.	57,054
2,273	Seven & i Holdings Co. Ltd.	100,038
6,105	Sundrug Co. Ltd.	187,143
9,425	Sysco Corp.	636,659
119,534	Tesco PLC	358,681
18,103	The Kroger Co.	530,961
1,474	Tsuruha Holdings, Inc.	130,859
8,617	Walgreens Boots Alliance, Inc.	613,444
15,225	Walmart, Inc.	1,507,123
5,133	Welcia Holdings Co. Ltd.	181,948
60,485	Wm Morrison Supermarkets PLC	184,780
26,799	Woolworths Group Ltd.	545,787

		10,060,095

Food Products – 0.6%
10,888	a2 Milk Co. Ltd.*	105,819
7,009	Ajinomoto Co., Inc.	106,176
3,566	Archer-Daniels-Midland Co.	151,555
3,306	Associated British Foods PLC	98,476
160	Barry Callebaut AG	275,224
1,176	Bunge Ltd.	62,422
6,189	Calbee, Inc.	171,818
3,544	Campbell Soup Co.	127,655
21	Chocoladefabriken Lindt & Spruengli AG	271,337
5,554	Conagra Brands, Inc.	129,797
4,859	Danone SA	366,997
4,015	General Mills, Inc.	189,227
702,491	Golden Agri-Resources Ltd.	142,308
3,754	Hormel Foods Corp.	162,773
3,664	Ingredion, Inc.	338,737
1,285	Kellogg Co.	72,294
687	Kerry Group PLC Class A	70,719
3,605	Kikkoman Corp.	179,816
1,641	Lamb Weston Holdings, Inc.	113,738
1,014	McCormick & Co., Inc.	137,884
1,950	MEIJI Holdings Co. Ltd.	154,607
4,486	Mondelez International, Inc. Class A	211,560
8,224	Mowi ASA	189,786
11,031	Nestle SA	997,797
940	NH Foods Ltd.	34,324
3,302	Nisshin Seifun Group, Inc.	70,958
638	Nissin Foods Holdings Co. Ltd.	44,381
4,833	Orkla ASA	38,095
3,979	Saputo, Inc.	129,685
3,654	The Hershey Co.	404,425
3,454	The J.M. Smucker Co.	365,813
1,004	The Kraft Heinz Co.	33,323
1,029	Toyo Suisan Kaisha Ltd.	38,231
8,238	Tyson Foods, Inc. Class A	507,955

Common Stocks – (continued)
Food Products – (continued)
160,457	WH Group Ltd.(a)	142,286
16,781	Wilmar International Ltd.	39,634
743	Yakult Honsha Co. Ltd.	49,930
7,742	Yamazaki Baking Co. Ltd.	132,865

		6,860,427

Gas Utilities – 0.1%
4,326	APA Group	30,728
1,107	Atmos Energy Corp.	109,427
110,481	Hong Kong & China Gas Co. Ltd.	255,736
4,595	Naturgy Energy Group SA	124,707
6,687	Osaka Gas Co. Ltd.	137,233
1,369	Toho Gas Co. Ltd.	62,347
1,411	Tokyo Gas Co. Ltd.	38,897
10,912	UGI Corp.	599,069

		1,358,144

Health Care Equipment & Supplies – 0.7%
6,903	Abbott Laboratories	535,811
1,303	ABIOMED, Inc.*	435,854
1,671	Align Technology, Inc.*	432,739
2,702	Baxter International, Inc.	201,921
1,128	Becton Dickinson & Co.	280,635
1,621	BioMerieux	133,580
5,990	Boston Scientific Corp.*	240,319
3,284	Cochlear Ltd.	397,362
2,214	Coloplast A/S Class B	220,798
45,135	ConvaTec Group PLC(a)	79,387
2,559	Danaher Corp.	325,044
884	DENTSPLY SIRONA, Inc.	36,916
1,512	DexCom, Inc.*	210,667
2,378	Edwards Lifesciences Corp.*	402,572
10,193	Fisher & Paykel Healthcare Corp. Ltd.	101,987
1,835	Hologic, Inc.*	86,520
5,460	Hoya Corp.	333,810
2,513	IDEXX Laboratories, Inc.*	530,318
597	Intuitive Surgical, Inc.*	326,923
4,484	Koninklijke Philips NV	178,428
4,886	Medtronic PLC	442,183
5,911	Olympus Corp.	262,490
1,513	ResMed, Inc.	154,977
986	Siemens Healthineers AG(a)	39,901
16,942	Smith & Nephew PLC	321,910
658	Sonova Holding AG	122,775
277	Straumann Holding AG	215,702
1,628	Stryker Corp.	306,894
2,976	Sysmex Corp.	179,966
354	Teleflex, Inc.	102,603
2,056	Terumo Corp.	126,292
404	The Cooper Cos., Inc.	115,540
1,393	Varian Medical Systems, Inc.*	187,164
2,144	William Demant Holding A/S*	64,355
1,314	Zimmer Biomet Holdings, Inc.	163,094

		8,297,437

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 0.6%
6,783	Alfresa Holdings Corp.	$196,733
2,322	AmerisourceBergen Corp.	193,423
1,540	Anthem, Inc.	463,124
4,626	Cardinal Health, Inc.	251,377
5,248	Centene Corp.*	319,551
2,923	Cigna Corp.	509,888
9,906	CVS Health Corp.	572,864
2,262	DaVita, Inc.*	128,708
2,214	Fresenius Medical Care AG & Co. KGaA	173,090
1,695	Fresenius SE & Co. KGaA	95,228
1,982	HCA Healthcare, Inc.	275,577
3,051	Henry Schein, Inc.*	180,924
1,403	Humana, Inc.	399,911
1,455	Laboratory Corp. of America Holdings*	215,689
2,874	McKesson Corp.	365,458
10,047	Medipal Holdings Corp.	234,504
2,304	Quest Diagnostics, Inc.	199,411
10,679	Ryman Healthcare Ltd.	79,850
3,017	Sonic Healthcare Ltd.	51,683
4,549	Suzuken Co. Ltd.	249,116
6,020	UnitedHealth Group, Inc.	1,458,164
1,348	Universal Health Services, Inc. Class B	187,143
347	WellCare Health Plans, Inc.*	87,992

		6,889,408

Health Care Technology – 0.0%
4,968	Cerner Corp.*	277,960
5,592	M3, Inc.	92,502
969	Veeva Systems, Inc. Class A*	114,255

		484,717

Hotels, Restaurants & Leisure – 0.5%
1,454	Accor SA	61,377
10,612	Aramark	321,544
5,685	Aristocrat Leisure Ltd.	99,305
2,262	Carnival Corp.	130,653
1,276	Carnival PLC	71,544
90	Chipotle Mexican Grill, Inc.*	54,678
5,309	Compass Group PLC	117,249
5,388	Crown Resorts Ltd.	43,851
1,214	Darden Restaurants, Inc.	136,102
2,034	Domino’s Pizza, Inc.	510,412
10,360	Flight Centre Travel Group Ltd.	336,547
1,891	Hilton Worldwide Holdings, Inc.	157,142
5,507	InterContinental Hotels Group PLC	329,289
956	Las Vegas Sands Corp.	58,727
868	Marriott International, Inc. Class A	108,734
3,198	McDonald’s Corp.	587,920
2,051	McDonald’s Holdings Co. Japan Ltd.	91,890
1,285	MGM Resorts International	34,374
4,464	Norwegian Cruise Line Holdings Ltd.*	247,886
1,436	Oriental Land Co. Ltd.	157,913
486	Restaurant Brands International, Inc.	30,734
430	Royal Caribbean Cruises Ltd.	50,947
10,597	Sands China Ltd.	52,857

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
29,593	Shangri-La Asia Ltd.	42,031
334,103	SJM Holdings Ltd.	376,313
6,726	Starbucks Corp.	472,569
11,539	Tabcorp Holdings Ltd.	38,681
262	Vail Resorts, Inc.	54,598
2,525	Whitbread PLC	162,579
49,807	Wynn Macau Ltd.	123,049
7,282	Yum! Brands, Inc.	688,149

		5,749,644

Household Durables – 0.2%
28,605	Barratt Developments PLC	226,991
8,243	Berkeley Group Holdings PLC	431,747
1,704	Garmin Ltd.	143,085
2,023	Iida Group Holdings Co. Ltd.	36,964
970	Leggett & Platt, Inc.	44,057
1,853	Lennar Corp. Class A	88,907
286	Mohawk Industries, Inc.*	38,930
4,909	Nikon Corp.	74,424
71	NVR, Inc.*	186,020
7,810	Panasonic Corp.	72,178
1,408	Persimmon PLC	45,477
6,697	PulteGroup, Inc.	180,819
493	Rinnai Corp.	33,165
1,885	SEB SA	324,250
2,616	Sekisui Chemical Co. Ltd.	41,156
4,211	Sekisui House Ltd.	63,400
6,153	Sony Corp.	295,439
67,647	Taylor Wimpey PLC	162,630
35,310	Techtronic Industries Co. Ltd.	235,880

		2,725,519

Household Products – 0.3%
1,808	Church & Dwight Co., Inc.	118,966
10,391	Colgate-Palmolive Co.	684,455
1,146	Essity AB Class B	31,980
1,093	Henkel AG & Co. KGaA	105,888
2,637	Kimberly-Clark Corp.	308,081
15,875	Lion Corp.	325,655
1,410	Pigeon Corp.	57,569
1,157	Reckitt Benckiser Group PLC	88,365
2,647	The Clorox Co.	418,306
7,955	The Procter & Gamble Co.	783,965
3,231	Unicharm Corp.	102,918

		3,026,148

Independent Power and Renewable Electricity Producers – 0.1%
9,888	AES Corp.	170,370
3,886	Electric Power Development Co. Ltd.	97,249
33,845	Meridian Energy Ltd.	85,011
10,977	NRG Energy, Inc.	457,522
29,053	Vistra Energy Corp.*	756,540

		1,566,692

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrial Conglomerates – 0.2%
2,909	3M Co.	$603,297
22,290	CK Hutchison Holdings Ltd.	237,167
514	DCC PLC	44,473
6,174	General Electric Co.	64,148
2,210	Honeywell International, Inc.	340,495
1,508	Jardine Matheson Holdings Ltd.	103,279
2,644	Keihan Holdings Co. Ltd.	109,516
30,405	NWS Holdings Ltd.	73,669
618	Roper Technologies, Inc.	200,016
1,760	Siemens AG	192,268
1,594	Smiths Group PLC	30,274

		1,998,602

Insurance – 1.1%
19,238	Admiral Group PLC	557,062
34,734	Aegon NV	186,369
6,416	Aflac, Inc.	315,282
4,180	Ageas	206,003
46,242	AIA Group Ltd.	461,510
125	Alleghany Corp.	80,370
2,500	Allianz SE	556,492
908	American Financial Group, Inc.	90,491
1,934	American International Group, Inc.	83,549
1,310	Aon PLC	224,704
2,826	Arch Capital Group Ltd.*	92,325
1,700	Arthur J. Gallagher & Co.	136,476
14,843	Assicurazioni Generali SpA	264,661
1,242	Assurant, Inc.	127,914
2,623	Athene Holding Ltd. Class A*	116,855
19,413	Aviva PLC	108,821
4,282	AXA SA	108,425
696	Baloise Holding AG	113,484
3,410	Brighthouse Financial, Inc.*	132,035
1,539	Chubb Ltd.	206,072
922	Cincinnati Financial Corp.	80,048
4,820	CNP Assurances	111,357
7,890	Dai-ichi Life Holdings, Inc.	120,228
22,196	Direct Line Insurance Group PLC	104,931
269	Everest Re Group Ltd.	60,824
154	Fairfax Financial Holdings Ltd.	76,246
3,780	Fidelity National Financial, Inc.	132,640
2,993	Gjensidige Forsikring ASA	53,648
4,402	Great-West Lifeco, Inc.	101,223
694	Hannover Rueck SE	103,411
5,114	IA Financial Corp., Inc.	196,212
9,359	Insurance Australia Group Ltd.	48,821
995	Intact Financial Corp.	83,172
14,741	Japan Post Holdings Co. Ltd.	179,191
83,069	Legal & General Group PLC	309,110
2,269	Lincoln National Corp.	141,858
2,455	Loews Corp.	116,907
7,360	Manulife Financial Corp.	124,386
19,604	Mapfre SA	55,349
135	Markel Corp.*	135,659
3,940	Marsh & McLennan Cos., Inc.	366,499
48,741	Medibank Pvt. Ltd.	98,241

Common Stocks – (continued)
Insurance – (continued)
6,119	MetLife, Inc.	276,518
2,066	MS&AD Insurance Group Holdings, Inc.	62,195
656	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	154,497
6,427	NN Group NV	279,739
16,715	Poste Italiane SpA(a)	150,694
9,746	Power Corp. of Canada	208,036
7,773	Power Financial Corp.	173,481
2,685	Principal Financial Group, Inc.	141,338
2,427	Prudential Financial, Inc.	232,628
9,352	Prudential PLC	197,173
3,913	QBE Insurance Group Ltd.	34,352
1,216	Reinsurance Group of America, Inc.	175,700
429	RenaissanceRe Holdings Ltd.	63,084
8,607	RSA Insurance Group PLC	58,279
1,264	Sampo Oyj Class A	60,811
970	SCOR SE	43,641
878	Sompo Holdings, Inc.	32,850
2,333	Sony Financial Holdings, Inc.	44,296
4,946	Sun Life Financial, Inc.	187,248
12,316	Suncorp Group Ltd.	118,454
352	Swiss Life Holding AG*	153,173
1,643	Swiss Re AG	162,411
2,881	T&D Holdings, Inc.	34,810
2,802	The Allstate Corp.	264,453
1,868	The Hartford Financial Services Group, Inc.	92,204
5,303	The Progressive Corp.	386,589
1,664	The Travelers Cos., Inc.	221,162
3,894	Tokio Marine Holdings, Inc.	190,337
2,955	Torchmark Corp.	243,965
3,691	Tryg A/S	100,605
3,571	Unum Group	133,413
1,820	W.R. Berkley Corp.	152,261
631	Willis Towers Watson PLC	108,545
647	Zurich Insurance Group AG	213,437

		12,121,240

Interactive Media & Services – 0.7%
1,635	Alphabet, Inc. Class A*	1,841,909
1,562	Alphabet, Inc. Class C*	1,749,315
81,327	Auto Trader Group PLC(a)	513,413
14,289	Facebook, Inc. Class A*	2,306,959
22,788	Kakaku.com, Inc.	438,599
3,963	LINE Corp.*	144,973
1,893	REA Group Ltd.	109,823
6,740	TripAdvisor, Inc.*	358,366
4,165	Twitter, Inc.*	128,199
951	Zillow Group, Inc. Class C*	39,752

		7,631,308

Internet & Direct Marketing Retail – 0.5%
2,396	Amazon.com, Inc.*	3,929,033
269	Booking Holdings, Inc.*	456,504
8,191	eBay, Inc.	304,295

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Internet & Direct Marketing Retail – (continued)
1,715	Expedia Group, Inc.	$211,477
411	MercadoLibre, Inc.*	188,563
18,784	Qurate Retail, Inc.*	338,300
4,475	Rakuten, Inc.	35,270
1,784	Wayfair, Inc. Class A*	295,573
4,809	Zalando SE*(a)	177,376
10,019	ZOZO, Inc.	189,013

		6,125,404

IT Services – 1.1%
5,791	Accenture PLC Class A	934,552
2,743	Akamai Technologies, Inc.*	191,077
2,024	Alliance Data Systems Corp.	350,152
3,990	Amadeus IT Group SA	300,137
5,812	Atos SE	557,604
2,186	Automatic Data Processing, Inc.	334,524
2,376	Broadridge Financial Solutions, Inc.	240,570
1,757	Capgemini SE	210,011
5,296	CGI, Inc.*	355,079
5,068	Cognizant Technology Solutions Corp. Class A	359,727
4,687	Computershare Ltd.	57,336
9,574	DXC Technology Co.	630,544
3,671	Fidelity National Information Services, Inc.	397,019
3,380	Fiserv, Inc.*	286,252
819	FleetCor Technologies, Inc.*	191,056
1,528	Fujitsu Ltd.	103,122
787	Gartner, Inc.*	111,990
1,520	Global Payments, Inc.	198,178
2,155	GoDaddy, Inc. Class A*	160,871
5,081	International Business Machines Corp.	701,838
1,839	Jack Henry & Associates, Inc.	243,906
8,326	Leidos Holdings, Inc.	537,776
4,814	Mastercard, Inc. Class A	1,082,043
9,143	NTT Data Corp.	100,137
376	Obic Co. Ltd.	36,027
1,128	Otsuka Corp.	40,612
2,892	Paychex, Inc.	222,742
4,399	PayPal Holdings, Inc.*	431,410
5,952	Sabre Corp.	133,503
514	Shopify, Inc. Class A*	97,367
2,257	Square, Inc. Class A*	183,359
18,926	The Western Union Co.	338,208
3,244	Total System Services, Inc.	306,234
2,768	VeriSign, Inc.*	492,815
7,678	Visa, Inc. Class A	1,137,265
934	Wirecard AG	127,749
1,260	Wix.com Ltd.*	137,655
2,214	Worldpay, Inc. Class A*	212,101

		12,532,548

Leisure Products – 0.1%
2,504	Bandai Namco Holdings, Inc.	106,635
3,365	Hasbro, Inc.	285,688
2,342	Mattel, Inc.*	33,772

Common Stocks – (continued)
Leisure Products – (continued)
1,976	Polaris Industries, Inc.	168,414
1,332	Sankyo Co. Ltd.	49,121
208	Shimano, Inc.	31,638
1,300	Yamaha Corp.	64,114

		739,382

Life Sciences Tools & Services – 0.2%
1,994	Agilent Technologies, Inc.	158,403
480	Illumina, Inc.*	150,130
2,395	IQVIA Holdings, Inc.*	335,540
284	Lonza Group AG*	78,870
798	Mettler-Toledo International, Inc.*	543,366
1,225	QIAGEN NV*	46,851
284	Sartorius Stedim Biotech	33,406
1,873	Thermo Fisher Scientific, Inc.	486,175
597	Waters Corp.*	144,605

		1,977,346

Machinery – 0.3%
1,640	Alfa Laval AB	35,839
2,896	Alstom SA	125,840
2,910	ANDRITZ AG	145,253
4,286	Atlas Copco AB Class A	116,163
3,592	Atlas Copco AB Class B	90,138
1,094	Caterpillar, Inc.	150,250
18,816	CNH Industrial NV	203,572
1,103	Cummins, Inc.	169,961
423	Deere & Co.	69,389
779	Dover Corp.	70,523
1,909	Fortive Corp.	155,717
1,040	IDEX Corp.	149,864
1,244	Illinois Tool Works, Inc.	179,236
2,021	Ingersoll-Rand PLC	213,337
727	Kone Oyj Class B	35,520
7,195	MISUMI Group, Inc.	175,019
3,503	Mitsubishi Heavy Industries Ltd.	142,854
1,979	NGK Insulators Ltd.	30,247
687	PACCAR, Inc.	46,579
1,212	Parker-Hannifin Corp.	213,506
4,941	Pentair PLC	210,190
3,231	Sandvik AB	52,960
442	Schindler Holding AG	98,947
1,875	SKF AB Class B	31,491
1,565	Snap-on, Inc.	250,400
487	Stanley Black & Decker, Inc.	64,493
1,571	Sumitomo Heavy Industries Ltd.	53,977
480	The Middleby Corp.*	58,843
5,196	Volvo AB Class B	76,421
1,291	WABCO Holdings, Inc.*	177,551
33	Wabtec Corp.	2,429
1,459	Xylem, Inc.	110,227

		3,706,736

Marine – 0.0%
2,724	Kuehne & Nagel International AG	354,868

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – 0.4%
1,350	Axel Springer SE	$77,078
1,090	CBS Corp. Class B	54,729
500	Charter Communications, Inc. Class A*	172,455
20,462	Comcast Corp. Class A	791,266
5,293	CyberAgent, Inc.	164,703
4,284	Discovery, Inc. Class A*	123,808
5,035	Discovery, Inc. Class C*	137,204
1,468	Eutelsat Communications SA	28,965
3,884	Hakuhodo DY Holdings, Inc.	59,699
5,358	Informa PLC	50,106
391	Liberty Broadband Corp. Class C*	34,994
826	Liberty Global PLC Class A*	21,765
1,092	Liberty Global PLC Class C*	27,726
7,467	Liberty Media Corp.-Liberty SiriusXM Class A*	305,400
6,969	Liberty Media Corp.-Liberty SiriusXM Class C*	287,192
16,355	News Corp. Class A	212,942
2,422	Omnicom Group, Inc.	183,345
19,412	Pearson PLC	218,866
1,658	Publicis Groupe SA	91,777
2,760	RTL Group SA	155,538
10,443	Schibsted ASA Class B	386,884
1,481	SES SA	29,750
1,717	Shaw Communications, Inc. Class B	35,411
25,317	Sirius XM Holdings, Inc.	150,130
177	Telenet Group Holding NV	7,978
2,606	The Interpublic Group of Cos., Inc.	60,016
8,405	WPP PLC	92,141

		3,961,868

Metals & Mining – 0.3%
44,809	Alumina Ltd.	80,888
16,583	Anglo American PLC	439,809
3,920	Antofagasta PLC	48,572
11,926	ArcelorMittal	273,239
15,395	BHP Group Ltd.	406,604
6,867	BHP Group PLC	159,288
20,845	BlueScope Steel Ltd.	198,155
4,040	Boliden AB	110,450
17,087	Freeport-McMoRan, Inc.	220,422
51,319	Glencore PLC*	206,763
3,360	JFE Holdings, Inc.	58,736
2,143	Maruichi Steel Tube Ltd.	64,605
3,317	Newcrest Mining Ltd.	57,044
1,640	Newmont Mining Corp.	55,957
2,356	Nippon Steel & Sumitomo Metal Corp.	42,491
743	Nucor Corp.	45,003
1,668	Rio Tinto Ltd.	113,685
5,293	Rio Tinto PLC	304,066
90,801	South32 Ltd.	253,826
3,260	Steel Dynamics, Inc.	121,663
1,620	Sumitomo Metal Mining Co. Ltd.	47,495
9,951	Teck Resources Ltd. Class B	222,999

		3,531,760

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – 0.0%
12,649	AGNC Investment Corp.	223,255
27,947	Annaly Capital Management, Inc.	283,103

		506,358

Multi-Utilities – 0.3%
9,228	AGL Energy Ltd.	138,974
1,810	Ameren Corp.	128,945
1,539	Atco Ltd. Class I	51,797
1,900	Canadian Utilities Ltd. Class A	50,519
3,149	CenterPoint Energy, Inc.	94,911
74,415	Centrica PLC	123,062
2,118	CMS Energy Corp.	115,219
1,478	Consolidated Edison, Inc.	121,861
2,991	Dominion Energy, Inc.	221,603
1,347	DTE Energy Co.	166,435
7,652	E.ON SE	84,162
9,988	Engie SA	150,477
2,016	Innogy SE(a)	93,192
12,540	National Grid PLC	141,319
3,463	NiSource, Inc.	93,432
4,231	Public Service Enterprise Group, Inc.	248,825
18,150	RWE AG	442,819
548	Sempra Energy	66,001
2,341	Suez	29,916
3,578	Veolia Environnement SA	78,507
2,000	WEC Energy Group, Inc.	152,560

		2,794,536

Multiline Retail – 0.5%
6,603	Dollar General Corp.	782,191
6,508	Dollar Tree, Inc.*	626,916
10,696	Dollarama, Inc.	289,518
8,752	Isetan Mitsukoshi Holdings Ltd.	87,134
10,564	Kohl’s Corp.	713,387
22,939	Macy’s, Inc.	568,658
106,047	Marks & Spencer Group PLC	383,233
1,899	Marui Group Co. Ltd.	33,460
4,895	Next PLC	330,136
10,559	Nordstrom, Inc.	499,229
1,243	Ryohin Keikaku Co. Ltd.	294,081
9,897	Target Corp.	718,918
13,492	Wesfarmers Ltd.	318,064

		5,644,925

Oil, Gas & Consumable Fuels – 1.1%
3,804	Aker BP ASA	128,943
700	Anadarko Petroleum Corp.	30,450
80,840	BP PLC	573,099
1,320	Cabot Oil & Gas Corp.	32,498
2,034	Caltex Australia Ltd.	41,244
12,734	Cameco Corp.	147,763
3,642	Canadian Natural Resources Ltd.	103,452
13,280	Cenovus Energy, Inc.	121,704
1,372	Cheniere Energy, Inc.*	88,425
8,172	Chevron Corp.	977,208
5,868	ConocoPhillips	398,144

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
1,954	Continental Resources, Inc.*	$87,168
9,975	Enagas SA	284,123
5,468	Enbridge, Inc.	202,274
20,551	Eni SpA	354,419
2,545	EOG Resources, Inc.	239,230
9,379	Equinor ASA	210,952
16,229	Exxon Mobil Corp.	1,282,578
2,580	Galp Energia SGPS SA	42,300
1,483	Hess Corp.	85,791
7,889	HollyFrontier Corp.	403,917
15,776	Husky Energy, Inc.	175,389
5,694	Imperial Oil Ltd.	154,168
1,892	Inter Pipeline Ltd.	30,423
8,112	Kinder Morgan, Inc.	155,426
621	Koninklijke Vopak NV	30,335
3,377	Lundin Petroleum AB	110,639
5,736	Marathon Oil Corp.	95,218
10,350	Marathon Petroleum Corp.	641,803
1,356	Neste Oyj	130,382
4,311	Occidental Petroleum Corp.	285,173
14,231	Oil Search Ltd.	84,415
1,662	OMV AG	87,497
2,821	ONEOK, Inc.	181,277
30,730	Origin Energy Ltd.*	160,635
2,204	Pembina Pipeline Corp.	80,660
6,083	Phillips 66	586,158
285	Pioneer Natural Resources Co.	40,171
20,583	Repsol SA	354,229
21,278	Royal Dutch Shell PLC Class A	663,278
17,704	Royal Dutch Shell PLC Class B	555,379
45,112	Santos Ltd.	221,409
5,602	Showa Shell Sekiyu K.K	84,060
15,612	Snam SpA	77,066
7,392	Suncor Energy, Inc.	254,798
901	Targa Resources Corp.	36,256
3,219	The Williams Cos., Inc.	85,915
9,884	TOTAL SA	562,584
1,223	TransCanada Corp.	54,693
6,172	Valero Energy Corp.	503,388
1,461	Washington H Soul Pattinson & Co. Ltd.	30,517
4,501	Woodside Petroleum Ltd.	115,345

		12,464,368

Paper & Forest Products – 0.1%
1,631	Mondi PLC	37,338
16,187	Oji Holdings Corp.	96,692
3,853	Stora Enso Oyj Class R	51,606
3,938	UPM-Kymmene Oyj	118,746
4,527	West Fraser Timber Co. Ltd.	222,815

		527,197

Personal Products – 0.4%
1,847	Beiersdorf AG	171,296
4,066	Kao Corp.	308,274
1,051	Kobayashi Pharmaceutical Co. Ltd.	85,009

Common Stocks – (continued)
Personal Products – (continued)
2,297	Kose Corp.	372,873
2,636	L’Oreal SA	664,825
9,147	Pola Orbis Holdings, Inc.	257,673
7,074	Shiseido Co. Ltd.	467,892
5,017	The Estee Lauder Cos., Inc. Class A	787,368
8,736	Unilever NV	473,121
7,002	Unilever PLC	372,771

		3,961,102

Pharmaceuticals – 1.3%
4,495	Allergan PLC	619,006
24,384	Astellas Pharma, Inc.	378,064
5,001	AstraZeneca PLC	407,547
9,092	Aurora Cannabis, Inc.*	68,538
9,543	Bausch Health Cos., Inc.*	226,691
6,509	Bayer AG	520,010
8,570	Bristol-Myers Squibb Co.	442,726
885	Canopy Growth Corp.*	41,952
1,032	Chugai Pharmaceutical Co. Ltd.	70,246
2,483	Daiichi Sankyo Co. Ltd.	93,027
856	Eisai Co. Ltd.	70,743
4,750	Eli Lilly & Co.	599,878
24,168	GlaxoSmithKline PLC	481,686
4,251	H. Lundbeck A/S	194,070
2,171	Ipsen SA	300,170
1,841	Jazz Pharmaceuticals PLC*	257,795
14,205	Johnson & Johnson	1,940,971
12,161	Merck & Co., Inc.	988,568
1,729	Merck KGaA	178,671
2,215	Mitsubishi Tanabe Pharma Corp.	31,950
14,125	Mylan NV*	372,759
2,277	Nektar Therapeutics*	92,310
7,771	Novartis AG	708,202
8,319	Novo Nordisk A/S Class B	407,844
7,057	Orion Oyj Class B	251,946
1,073	Otsuka Holdings Co. Ltd.	44,775
8,373	Perrigo Co. PLC	407,765
31,938	Pfizer, Inc.	1,384,512
2,657	Recordati SpA	99,864
3,520	Roche Holding AG	976,885
4,312	Sanofi	359,575
917	Shionogi & Co. Ltd.	58,678
5,295	Sumitomo Dainippon Pharma Co. Ltd.	130,874
671	Taisho Pharmaceutical Holdings Co. Ltd.	68,165
1,134	Takeda Pharmaceutical Co. Ltd.	45,636
29,725	Teva Pharmaceutical Industries Ltd. ADR*	500,272
2,965	UCB SA	248,410
4,709	Zoetis, Inc.	443,729

		14,514,510

Professional Services – 0.3%
1,630	Adecco Group AG	84,432
2,147	Bureau Veritas SA	51,278
538	CoStar Group, Inc.*	246,151

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
287	Equifax, Inc.	$31,429
9,899	Experian PLC	257,519
2,273	IHS Markit Ltd.*	120,855
678	Intertek Group PLC	45,747
2,144	ManpowerGroup, Inc.	180,632
5,355	Nielsen Holdings PLC	140,301
5,776	Persol Holdings Co. Ltd.	99,317
4,214	Randstad NV	224,710
12,727	Recruit Holdings Co. Ltd.	356,804
9,756	RELX PLC	223,956
8,235	Robert Half International, Inc.	561,545
130	SGS SA	331,009
802	Teleperformance	143,105
1,787	Thomson Reuters Corp.	97,175
2,034	Verisk Analytics, Inc.*	257,159
4,652	Wolters Kluwer NV	306,550

		3,759,674

Real Estate Management & Development – 0.3%
9,814	Aroundtown SA	82,407
12,853	CapitaLand Ltd.	32,468
10,161	CBRE Group, Inc. Class A*	505,611
17,722	CK Asset Holdings Ltd.	147,040
1,281	Daito Trust Construction Co. Ltd.	177,529
7,041	Daiwa House Industry Co. Ltd.	218,060
2,557	Deutsche Wohnen SE	118,996
2,069	First Capital Realty, Inc.	33,678
6,226	Henderson Land Development Co. Ltd.	35,202
4,960	Hongkong Land Holdings Ltd.	35,576
4,221	Hulic Co. Ltd.	38,870
3,782	Jones Lang LaSalle, Inc.	624,484
39,221	Kerry Properties Ltd.	163,858
1,932	Mitsubishi Estate Co. Ltd.	33,189
1,397	Mitsui Fudosan Co. Ltd.	33,152
25,527	New World Development Co. Ltd.	40,756
1,599	Nomura Real Estate Holdings, Inc.	30,303
2,070	Sumitomo Realty & Development Co. Ltd.	77,480
3,935	Sun Hung Kai Properties Ltd.	65,241
12,798	Swire Pacific Ltd. Class A	152,251
12,673	Swire Properties Ltd.	50,872
670	Swiss Prime Site AG*	56,479
6,849	Tokyu Fudosan Holdings Corp.	37,907
11,797	UOL Group Ltd.	57,778
2,863	Vonovia SE	138,573
5,636	Wharf Real Estate Investment Co. Ltd.	39,572
5,604	Wheelock & Co. Ltd.	37,975

		3,065,307

Road & Rail – 0.3%
127	AMERCO	48,843
9,277	Aurizon Holdings Ltd.	29,764
2,620	Canadian National Railway Co.	224,819
748	Canadian Pacific Railway Ltd.	154,562
1,242	Central Japan Railway Co.	278,708
16,747	ComfortDelGro Corp. Ltd.	29,558

Common Stocks – (continued)
Road & Rail – (continued)
3,104	CSX Corp.	225,568
1,578	DSV A/S	131,253
775	East Japan Railway Co.	74,235
1,598	Hankyu Hanshin Holdings, Inc.	58,013
726	J.B. Hunt Transport Services, Inc.	78,168
715	Kansas City Southern	77,678
901	Keio Corp.	52,944
1,742	Keisei Electric Railway Co. Ltd.	59,474
1,884	Kintetsu Group Holdings Co. Ltd.	85,122
1,923	Kyushu Railway Co.	65,849
12,338	MTR Corp. Ltd.	70,894
2,714	Nagoya Railroad Co. Ltd.	74,772
1,088	Norfolk Southern Corp.	195,078
2,507	Odakyu Electric Railway Co. Ltd.	58,590
809	Old Dominion Freight Line, Inc.	121,973
1,810	Seibu Holdings, Inc.	32,226
1,623	Tobu Railway Co. Ltd.	45,344
5,634	Tokyu Corp.	95,504
2,775	Union Pacific Corp.	465,367
1,689	West Japan Railway Co.	127,268

		2,961,574

Semiconductors & Semiconductor Equipment – 0.6%
20,696	Advanced Micro Devices, Inc.*	486,977
1,008	Analog Devices, Inc.	107,816
6,569	Applied Materials, Inc.	251,855
7,149	ASM Pacific Technology Ltd.	75,762
1,374	ASML Holding NV	251,355
1,268	Broadcom, Inc.	349,157
266	Disco Corp.	36,806
1,611	Infineon Technologies AG	35,405
28,070	Intel Corp.	1,486,587
1,426	KLA-Tencor Corp.	164,689
1,694	Lam Research Corp.	298,296
5,355	Marvell Technology Group Ltd.	106,832
1,545	Maxim Integrated Products, Inc.	84,094
533	Microchip Technology, Inc.	46,302
16,383	Micron Technology, Inc.*	669,737
3,985	NVIDIA Corp.	614,726
2,957	NXP Semiconductors NV	270,033
11,810	ON Semiconductor Corp.*	253,679
2,884	Qorvo, Inc.*	202,284
2,343	QUALCOMM, Inc.	125,093
6,091	Renesas Electronics Corp.*	35,798
2,241	Skyworks Solutions, Inc.	183,000
5,879	STMicroelectronics NV	96,085
2,460	Sumco Corp.	31,364
8,023	Texas Instruments, Inc.	848,673
374	Tokyo Electron Ltd.	51,127
856	Xilinx, Inc.	107,257

		7,270,789

Software – 1.3%
3,102	Adobe, Inc.*	814,275
1,080	ANSYS, Inc.*	191,441
2,565	Autodesk, Inc.*	418,121

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
10,941	Cadence Design Systems, Inc.*	$626,372
1,639	CDK Global, Inc.	95,078
457	Check Point Software Technologies Ltd.*	55,891
4,874	Citrix Systems, Inc.	514,207
756	Constellation Software, Inc.	645,572
1,360	Dassault Systemes SE	198,830
6,008	Fortinet, Inc.*	521,434
4,336	Intuit, Inc.	1,071,556
3,265	Micro Focus International PLC	81,165
43,208	Microsoft Corp.	4,840,592
492	Nice Ltd.*	58,031
797	Open Text Corp.	30,210
14,947	Oracle Corp.	793,054
1,136	Palo Alto Networks, Inc.*	279,763
828	PTC, Inc.*	76,855
2,687	Red Hat, Inc.*	490,646
3,626	salesforce.com, Inc.*	593,395
2,323	SAP SE	248,623
2,319	ServiceNow, Inc.*	555,261
2,043	Splunk, Inc.*	277,603
2,163	SS&C Technologies Holdings, Inc.	133,197
18,422	Symantec Corp.	414,311
2,098	Synopsys, Inc.*	213,325
1,069	Tableau Software, Inc. Class A*	141,001
1,272	Temenos AG*	183,893
26,176	The Sage Group PLC	229,618
712	Trend Micro, Inc.	35,220
1,096	VMware, Inc. Class A	188,304
712	Workday, Inc. Class A*	140,926

		15,157,770

Specialty Retail – 1.0%
954	ABC-Mart, Inc.	54,658
3,591	Advance Auto Parts, Inc.	580,952
795	AutoZone, Inc.*	746,481
11,904	Best Buy Co., Inc.	819,471
2,382	Burlington Stores, Inc.*	404,321
555	CarMax, Inc.*	34,466
1,614	Dufry AG*	163,484
758	Fast Retailing Co. Ltd.	356,537
27,862	Hennes & Mauritz AB Class B	422,300
721	Hikari Tsushin, Inc.	129,298
13,241	Industria de Diseno Textil SA	399,694
18,754	Kingfisher PLC	60,280
14,937	L Brands, Inc.	390,453
7,869	Lowe’s Cos., Inc.	826,953
1,181	Nitori Holdings Co. Ltd.	147,517
1,601	O’Reilly Automotive, Inc.*	595,508
7,195	Ross Stores, Inc.	682,302
832	Shimamura Co. Ltd.	70,368
15,850	The Gap, Inc.	402,590
8,104	The Home Depot, Inc.	1,500,375
16,556	The TJX Cos., Inc.	849,157
2,354	Tiffany & Co.	223,724
6,239	Tractor Supply Co.	594,889

Common Stocks – (continued)
Specialty Retail – (continued)
1,847	Ulta Salon, Cosmetics & Fragrance, Inc.*	577,169
2,167	USS Co. Ltd.	39,539
26,353	Yamada Denki Co. Ltd.	127,296

		11,199,782

Technology Hardware, Storage & Peripherals – 0.7%
30,413	Apple, Inc.	5,266,011
3,649	Brother Industries Ltd.	66,826
4,852	Canon, Inc.	139,363
9,270	Dell Technologies Class C*	517,452
3,575	FUJIFILM Holdings Corp.	160,153
4,910	Hewlett Packard Enterprise Co.	80,426
16,410	HP, Inc.	323,769
7,226	Konica Minolta, Inc.	70,275
2,902	NetApp, Inc.	189,210
3,306	Ricoh Co. Ltd.	33,643
4,839	Seagate Technology PLC	225,304
6,644	Western Digital Corp.	334,193
8,611	Xerox Corp.	266,080

		7,672,705

Textiles, Apparel & Luxury Goods – 0.7%
1,739	adidas AG	422,139
12,842	Asics Corp.	171,641
20,891	Burberry Group PLC	523,770
8,972	Capri Holdings Ltd.	409,123
1,142	Cie Financiere Richemont SA	87,250
1,036	EssilorLuxottica SA	125,381
914	Hermes International	578,808
4,713	HUGO BOSS AG	348,559
504	Kering SA	274,964
4,828	Lululemon Athletica, Inc.*	726,228
1,767	LVMH Moet Hennessy Louis Vuitton SE	606,414
9,626	Moncler SpA	369,104
11,483	NIKE, Inc. Class B	984,438
2,304	Pandora A/S	120,902
559	Puma SE	315,056
2,280	PVH Corp.	261,835
3,544	Ralph Lauren Corp.	443,603
7,840	Tapestry, Inc.	273,930
1,137	The Swatch Group AG	158,285
16,368	Under Armour, Inc. Class A*	369,098
17,466	Under Armour, Inc. Class C*	350,717
5,879	VF Corp.	513,589

		8,434,834

Tobacco – 0.2%
3,211	Altria Group, Inc.	168,289
9,699	British American Tobacco PLC	355,595
7,683	Imperial Brands PLC	256,015
2,193	Japan Tobacco, Inc.	55,851
7,204	Philip Morris International, Inc.	626,316
6,370	Swedish Match AB	298,544

		1,760,610

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – 0.3%
1,527	AerCap Holdings NV*	$68,929
1,171	Brenntag AG	58,140
2,855	Bunzl PLC	89,830
9,033	Fastenal Co.	568,537
3,916	Ferguson PLC	270,552
8,606	HD Supply Holdings, Inc.*	370,144
12,972	ITOCHU Corp.	233,015
24,929	Marubeni Corp.	178,103
12,804	Mitsubishi Corp.	361,563
8,540	Mitsui & Co. Ltd.	134,413
4,984	MonotaRO Co. Ltd.	117,942
16,778	Rexel SA	208,961
13,514	Sumitomo Corp.	194,431
3,740	Toyota Tsusho Corp.	119,155
1,174	United Rentals, Inc.*	158,009
1,954	W.W. Grainger, Inc.	595,521

		3,727,245

Transportation Infrastructure – 0.0%
238	Aena SME SA(a)	42,446
359	Aeroports de Paris	69,643
5,885	Auckland International Airport Ltd.	31,116
393	Fraport AG Frankfurt Airport Services Worldwide	31,579
3,702	Getlink SE	54,645
4,911	Kamigumi Co. Ltd.	114,078
5,980	Sydney Airport	30,556
10,774	Transurban Group	95,325

		469,388

Water Utilities – 0.0%
1,790	American Water Works Co., Inc.	181,900
1,671	Severn Trent PLC	44,759
4,329	United Utilities Group PLC	48,241

		274,900

Wireless Telecommunication Services – 0.1%
8,737	KDDI Corp.	211,170
600	Millicom International Cellular SA SDR*	36,112
9,425	NTT DOCOMO, Inc.	219,412
2,080	Rogers Communications, Inc. Class B	114,926
578	SoftBank Group Corp.	53,635
5,194	Sprint Corp.*	32,982
4,117	T-Mobile US, Inc.*	297,289
133,091	Vodafone Group PLC	237,081

		1,202,607

TOTAL COMMON STOCKS
(Cost $283,558,007)		$302,309,935

Shares	Rate	Value

Preferred Stocks – 0.0%
Automobiles – 0.0%
Bayerische Motoren Werke AG
440	6.270%	$32,534
Volkswagen AG
211	2.750	36,180

		68,714

Chemicals – 0.0%
FUCHS PETROLUB SE
3,146	2.250	140,469

Health Care Equipment & Supplies – 0.0%
Sartorius AG
348	0.340	55,162

TOTAL PREFERRED STOCKS
(Cost $298,010)		$264,345

Shares	Description	Value

Exchange Traded Funds – 59.0%
943,269	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(b)	$30,778,867
2,808,698	iShares Core MSCI Emerging Markets ETF	143,580,642
2,483,251	iShares MSCI EAFE ETF	159,598,542
1,312,784	iShares MSCI EAFE Small-Cap ETF	75,025,606
1,006,078	Vanguard S&P 500 ETF	257,626,393

TOTAL EXCHANGE TRADED FUNDS
(Cost $614,447,429)		$666,610,050

Shares	Dividend Rate	Value

Investment Company(b) – 9.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
104,405,858	2.395%	$104,405,858
(Cost $104,405,858)

TOTAL INVESTMENTS – 95.0%
(Cost $1,002,709,304)		$1,073,590,188

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.0%		56,434,838

NET ASSETS – 100.0%		$1,130,025,026

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents affiliated funds.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
ETF	—Exchange Traded Fund
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SDR	—Special Drawing Rights

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Currency Purchased		Currency Sold
Counterparty					Settlement Date	Unrealized Gain
MS & Co. Int. PLC	USD	11,726,692	AUD	16,240,000	03/20/19	$202,582
	USD	14,749,025	CHF	14,490,000	03/20/19	202,458
	USD	2,902,345	DKK	18,870,000	03/20/19	20,218
	USD	53,175,006	EUR	46,300,000	03/20/19	419,883
	USD	6,100,077	HKD	47,600,000	03/20/19	31,686
	USD	1,581,189	JPY	175,422,474	03/04/19	6,929
	USD	3,038,638	JPY	329,000,000	03/20/19	82,224
	USD	1,195,490	NOK	10,150,000	03/20/19	8,173
	USD	337,681	NZD	490,000	03/20/19	3,845
	USD	4,607,834	SEK	41,175,000	03/20/19	142,440
	USD	111,504	SGD	150,000	03/20/19	521

TOTAL						$1,120,959

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	CAD	460,452	USD	350,138	03/04/19	$(205)
	USD	5,177,379	CAD	6,930,000	03/20/19	(91,429)
	USD	28,052,179	GBP	21,810,000	03/20/19	(906,209)
	USD	463,706	ILS	1,720,000	03/20/19	(11,458)
	USD	37,527,901	JPY	4,178,000,000	03/20/19	(15,856)
	USD	34,910	NOK	300,000	03/20/19	(183)
	USD	40,451	NZD	60,000	03/20/19	(427)
	USD	2,147,392	SGD	2,930,000	03/20/19	(20,474)

TOTAL						$(1,046,241)

FUTURES CONTRACTS — At February 28, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	1,448	03/15/19	$114,066,200	$13,231,452
S&P Toronto Stock Exchange 60 Index	164	03/14/19	23,738,531	1,926,861

TOTAL FUTURES CONTRACTS				$15,158,313

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At February 28, 2019, the Fund had the following purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Eurodollar Futures	97.13 USD	03/18/2019	917	$2,292,500	$630,438	$1,940,158	$(1,309,720)
Eurodollar Futures	97.88 USD	03/18/2019	99	247,500	619	143,779	(143,160)
Eurodollar Futures	98.00 USD	03/18/2019	141	352,500	881	296,584	(295,703)
Eurodollar Futures	99.00 USD	03/18/2019	5,264	13,160,000	32,900	372,335	(339,435)
Eurodollar Futures	96.88 USD	06/17/2019	1,498	3,745,000	1,947,400	2,509,057	(561,657)
Eurodollar Futures	97.75 USD	06/17/2019	166	415,000	1,038	357,871	(356,833)
Eurodollar Futures	99.00 USD	06/17/2019	2,194	5,485,000	13,713	180,981	(167,268)
Eurodollar Futures	97.75 USD	09/16/2019	337	842,500	12,637	211,403	(198,766)
Eurodollar Futures	96.75 USD	03/16/2020	211	527,500	361,337	237,864	123,473
Eurodollar Futures	97.38 USD	03/16/2020	2,513	6,282,500	1,287,912	1,547,244	(259,332)
Eurodollar Futures	97.13 USD	06/15/2020	383	957,500	414,119	297,714	116,405
Eurodollar Futures	97.50 USD	06/15/2020	2,368	5,920,000	1,272,800	1,504,785	(231,985)
Eurodollar Futures	97.13 USD	09/14/2020	329	822,500	407,138	300,976	106,162
Eurodollar Futures	97.50 USD	09/14/2020	2,616	6,540,000	1,798,500	2,030,688	(232,188)
Eurodollar Futures	97.50 USD	12/14/2020	2,462	6,155,000	1,923,437	2,348,039	(424,602)
Eurodollar Futures	97.50 USD	03/15/2021	2,373	5,932,500	2,106,038	2,675,758	(569,720)
Eurodollar Futures	97.50 USD	06/14/2021	2,165	5,412,500	2,083,812	2,525,624	(441,812)

			26,036	$65,090,000	$14,294,719	$19,480,860	$(5,186,141)
Puts
Eurodollar Futures	100.00 USD	03/16/2020	3,202	8,005,000	20,572,850	20,360,870	211,980

TOTAL PURCHASED OPTIONS CONTRACTS			29,238	$73,095,000	$34,867,569	$39,841,730	$(4,974,161)

Abbreviations:
MS & Co. Int. PLC—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Statement of Assets and Liabilities

February 28, 2019 (Unaudited)

Assets:

Investments of unaffiliated issuers, at value (cost $866,144,306)	$938,405,463

Investments of affiliated issuers, at value (cost $136,564,998)	135,184,725

Purchased options (cost $39,841,730)	34,867,569

Cash	17,636,672

Foreign currencies, at value (cost $443,335)	438,076

Unrealized gain on forward foreign currency exchange contracts	1,120,959

Receivables:

Investments sold	18,808,657

Collateral on certain derivative contracts(a)	4,707,666

Dividends	730,935

Foreign tax reclaims	61,998

Reimbursement from investment adviser	21,819

Other assets	15,593

Total assets	1,152,000,132

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	1,046,241

Variation margin on futures	615,335

Payables:

Fund shares redeemed	10,500,000

Investments purchased	9,512,939

Transfer Agency fees	17,273

Accrued expenses	283,318

Total liabilities	21,975,106

Net Assets:

Paid-in capital	1,081,856,557

Total distributable earnings	48,168,469

NET ASSETS	$1,130,025,026

Shares Outstanding $0.001 par value (unlimited number of shares authorized):	99,352,003

Institutional	$11.37

(a)	Includes amount segregated for initial margin and/or collateral on futures contracts and forward foreign currecncy exchange contracts of $1,067,666 and $3,640,000, respectively.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Statement of Operations

For the Six Months Ended February 28, 2019 (Unaudited)

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $102,895)	$10,083,423

Dividends — affiliated issuers	1,318,509

Securities lending income	163,950

Interest	15,323

Total investment income	11,581,205

Expenses:

Management fees	1,632,122

Custody, accounting and administrative services	158,192

Transfer Agency fees	108,808

Professional fees	61,796

Printing and mailing costs	26,706

Registration fees	12,804

Trustee fees	8,959

Prime Broker Fees	1,770

Other	15,954

Total expenses	2,027,111

Less — expense reductions	(1,760,819)

Net expenses	266,292

NET INVESTMENT INCOME	11,314,913

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(11,662,539)

Purchased options	1,246,983

Futures contracts	(20,956,784)

Forward foreign currency exchange contracts	6,661,084

Foreign currency transactions	5,192

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(24,133,738)

Investments — affiliated issuers	(226,385)

Purchased options	(1,199,244)

Futures contracts	10,874,670

Forward foreign currency exchange contracts	(3,204,236)

Foreign currency translation	(10,723)

Net realized and unrealized loss	(42,605,720)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(31,290,807)

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018
From operations:

Net investment income	$11,314,913	$17,014,431

Net realized gain (loss)	(24,706,064)	11,054,603

Net change in unrealized gain (loss)	(17,899,656)	48,653,598

Net increase (decrease) in net assets resulting from operations	(31,290,807)	76,722,632

Distributions to shareholders:

From distributable earnings	(39,877,290)	(21,487,711	)(a)

From share transactions:

Proceeds from sales of shares	90,890,000	808,670,005

Reinvestment of distributions	39,877,290	21,487,711

Cost of shares redeemed	(113,850,553)	(143,186,818)

Net increase in net assets resulting from share transactions	16,916,737	686,970,898

TOTAL INCREASE (DECREASE)	(54,251,360)	742,205,819

Net assets:(b)

Beginning of period	1,184,276,386	442,070,567

End of period	$1,130,025,026	$1,184,276,386

(a)	Prior year information has been revised to conform with current year presentation. Distributions to shareholders for the Fund consisted of $(8,851,460) of net investment income and $(12,636,251) of net realized gains for the fiscal year ended August 31, 2018.
(b)	Prior year information has been revised to conform with current year presentation. Undistributed net investment income was $11,876,859 as of August 31, 2018.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Global Managed Beta Fund Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Year Ended October 31, 2016	Period Ended October 31, 2015(a)
Per Share Data

Net asset value, beginning of period	$12.23		$11.33	$9.84		$9.68	$10.00

Net investment income(b)	0.12		0.25	0.15		0.18	0.05

Net realized and unrealized gain (loss)	(0.59)		1.00	1.54		0.11	(0.37)

Total from investment operations	(0.47)		1.25	1.69		0.29	(0.32)

Distributions to shareholders from net investment income	(0.27)		(0.14)	(0.20)		(0.11)	—

Distributions to shareholders from net realized gains	(0.12)		(0.21)	—		(0.02)	—

Total distributions	(0.39)		(0.35)	(0.20)		(0.13)	—

Net asset value, end of period	$11.37		$12.23	$11.33		$9.84	$9.68

Total return(c)	(3.38)%		11.18%	17.43%		3.08%	(3.20)%

Net assets, end of period (in 000s)	$1,130,025		$1,184,276	$442,071		$144,246	$136,984

Ratio of net expenses to average net assets(d)	0.05	%(e)	0.07%	0.10	%(e)	0.17%	0.37	%(e)

Ratio of total expenses to average net assets(d)	0.37	%(e)	0.39%	0.42	%(e)	0.48%	0.68	%(e)

Ratio of net investment income to average net assets	2.08	%(e)	2.07%	1.71	%(e)	1.90%	1.04	%(e)

Portfolio turnover rate(f)	14%		18%	44%		37%	—	%(g)

*	The Fund changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations April 30, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(g)	Portfolio Turnover rounds to less than 0.5%.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Notes to Financial Statements

February 28, 2019 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Goldman Sachs Global Managed Beta Fund (the “Fund”) is a diversified fund that currently offers one class of shares — Institutional Shares. Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2.

Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

iii.  Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of February 28, 2019:

GLOBAL MANAGED BETA

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$—	$86,148	$—

Asia	927,325	32,245,514	—

Australia and Oceania	194,839	7,578,701	—

Europe	6,957,131	61,107,104	—

North America	193,168,787	71,596	—

South America	188,563	48,572	—

Exchange Traded Funds	666,610,050	—	—

Investment Company	104,405,858	—	—

Total	$972,452,553	$101,137,635	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$1,120,959	$—

Futures Contracts(b)	15,158,313	—	—

Options Purchased	34,867,569	—	—

Total	$50,025,882	$1,120,959	$—

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(1,046,241)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2019. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest	Purchased options, at value	$34,867,569		—	$—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	1,120,959		Payable for unrealized loss on forward foreign currency exchange contracts	(1,046,241)
Equity	Variation margin on future contracts	15,158,313	(a)	—	—
Total		$51,146,841			$(1,046,241)

(a)	Represents unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2019. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest	Net realized gain (loss) on purchased options/ Net change in unrealized gain (loss) on purchased options	$1,246,983	$(1,199,244)	21
Currency	Net realized gain (loss) on forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	6,661,084	(3,204,236)	25
Equity	Net realized gain (loss) on futures contracts/ Net change in unrealized gain (loss) on futures contracts	(20,956,784)	10,874,670	1,614
Total		$(13,048,717)	$6,471,190	1,660

(a)	Average number of contracts is based on the average of month end balances for the six months ended February 28, 2019.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Additionally, the Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 0.30% of the Fund’s average daily net assets.

GSAM has agreed to waive all management fees payable by the Fund, except those management fees it earns from the Fund’s investment of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (the “Government Money Market Fund”). This arrangement will remain in place through at least December 28, 2019 and prior to such date GSAM may not terminate this arrangement without the approval of the Trustees. For the six months ended February 28, 2019, GSAM waived $1,632,122 in management fees.

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rate of 0.02% of the average daily net assets of Institutional Shares.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Fund is 0.204%. For the period ended February 28, 2019, the Fund did not have any other expense reimbursements from GSAM.

The Fund invests in Institutional Shares of the Government Money Market Fund and the shares of the Goldman Sachs ActiveBeta Emerging Markets Equity ETF Fund, which are affiliated Underlying Funds. GSAM has agreed to reduce or limit “Other Expenses” in an amount equal to the management fee it earns as an investment adviser to any of the affiliated funds in which the Fund invests. For the six months ended February 28, 2019, GSAM waived $128,697 of the Fund’s management fee.

These Other Expense limitations will remain in place through at least December 28, 2019, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

D.  Line of Credit Facility — As of February 28, 2019, the Fund participated in a $770,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2019, the Fund did not have any borrowings under the facility.

E.  Other Transactions with Affiliates — The table below shows the transaction in and earnings from investments in the Underlying Funds for the six months ended February 28, 2019.

Underlying Fund	Beginning Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Change in unrealized gain (loss)	Ending Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$84,833,299	$186,653,529	$(167,080,970)	$—	$104,405,858	104,405,858	$931,080
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	31,005,252	—	—	(226,385)	30,778,867	943,269	387,429

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2019, were $137,879,483 and $145,012,534 respectively.

7. SECURITIES LENDING

The Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invested the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds may enter into master netting agreements with borrowers, which provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2019, are disclosed as “Payable upon return of securities loaned” on the Statement of Assets and Liabilities, where applicable. The Fund did not have securities on loan as of February 28, 2019.

Both the Fund and BNYM received compensation relating to the lending of the Fund’s securities. The amounts earned by the Fund for the six months ended February 28, 2019, are reported under Investment Income on the Statement of Operations.

The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended February 28, 2019:

Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending value as of February 28, 2019
$532,050	$73,957,931	$(74,489,981)	$—

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GOLDMAN SACHS GLOBAL MANAGED BETA FUND

8. TAX INFORMATION

As of the Fund’s most recent fiscal year ended August 31, 2018 the Fund’s certain timing differences on a tax basis were as follows:

Timing differences (Straddle Loss Deferral)	$(98,995)

As of February 28, 2019, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,008,635,307
Gross unrealized gain	137,575,750
Gross unrealized loss	(72,620,869)
Net unrealized gains (losses)	$64,954,881

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures and options contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of underlying fund investments, partnership investments, and passive foreign investment company investments.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Fund invests in foreign securities the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets

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GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

9. OTHER RISKS (continued)

may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent the Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

38

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

11. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018
	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	8,553,279	$90,890,000	67,979,907	$808,670,005
Reinvestment of distributions	3,834,358	39,877,290	1,818,458	21,487,711
Shares redeemed	(9,905,250)	(113,850,553)	(11,945,951)	(143,186,818)

NET INCREASE	2,482,387	$16,916,737	57,852,414	$686,970,898

39

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Fund Expenses — Six Month Period Ended February 28, 2019 (Unaudited)

As a shareholder of Institutional Shares of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 through February 28, 2019, which represents a period of 181 days out of a 365 day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs

Share Class	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*
Institutional
Actual	$1,000.00	$966.20		$0.10
Hypothetical 5% return	1,000.00	1,024.70	+	0.10

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period was 0.05%.

40

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.34 trillion in assets under supervision as of December 31, 2018, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	N-11 Equity Fund
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund[4]
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on February 28, 2019, the Goldman Sachs Equity Growth Strategy Portfolio was renamed the Goldman Sachs Dynamic Global Equity Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels James A. McNamara Roy W. Templin Gregory G. Weaver

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer and

Principal Accounting Officer

Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (’’SEC’’) web site at http://www.sec.gov.

The website links provided are for your convenience only and are not an endorsement or recommendation by GSAM of any of these websites or the products or services offered. GSAM is not responsible for the accuracy and validity of the content of these websites.

The Fund will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550 (for Institutional Shareholders).

Fund holdings and allocations shown are as of February 28, 2019 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Diversification does not protect an investor from market risk and does not ensure a profit.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2019 Goldman Sachs. All rights reserved. 162452-OTU-960951 MGDBETASAR-19/136

Goldman Sachs Funds

Semi-Annual Report	February 28, 2019

Global Tax-Aware Equity Portfolios
Enhanced Dividend Global Equity Portfolio
Tax-Advantaged Global Equity Portfolio

It is our intention that beginning on January 1, 2021, paper copies of the Portfolios’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Portfolio or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Portfolio electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Portfolio directly with the Portfolio’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Portfolio through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Portfolios’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Global Tax-Aware Equity Portfolios

∎	ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

∎	TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Goldman Sachs Global Tax-Aware Equity Portfolios

Investment Strategy

The Portfolios invest in a strategic mix of Underlying Funds and other securities with the goal of achieving long-term growth of capital (both Portfolios) and current income (Goldman Sachs Enhanced Dividend Global Equity Portfolio only). Under normal conditions, at least 80% of the Portfolios’ total assets measured at the time of purchase will be allocated among the Underlying Funds that currently exist or that may become available for investment in the future for which Goldman Sachs Asset Management (“GSAM”) or an affiliate, now or in the future, acts as investment adviser or principal underwriter. Some of the Underlying Funds invest primarily in fixed income or money market instruments and other Underlying Funds invest primarily in equity securities. The Portfolios may also invest directly in the Underlying Tactical Fund (as defined below) and other securities or instruments, including unaffiliated exchange-traded funds and derivatives, and can use these investments for implementing tactical tilts. Under normal circumstances, each of the Portfolios also has a small strategic allocation to U.S. investment grade corporate bonds, which is used to help fund the tactical tilts.

Market Review

During the six months ended February 28, 2019 (the “Reporting Period”), the financial markets were influenced most by global economic growth data, central bank monetary policy and geopolitics. U.S. and international stocks lost ground, while emerging markets equities eked out a small gain. The fixed income market recorded a positive return during the Reporting Period.

Equity Markets

When the Reporting Period began in September 2018, volatility was high in the equity markets, fueled by harsh trade rhetoric between the U.S. and China as well as key U.S. allies and by strong U.S. macroeconomic data relative to other developed markets and to emerging markets. Against a backdrop of solid U.S. economic growth, near-target inflation and healthy monthly job gains, the Federal Reserve (“Fed”) raised short-term interest rates by 25 basis points, in line with market expectations. (A basis point is 1/100th of a percentage point.)

In October 2018, global equities broadly retreated, as investor sentiment rapidly deteriorated on a delayed response to a rise in global interest rates earlier in the month, a moderation of global economic growth expectations, hawkish rhetoric from the Fed, and corporate concerns about global economic growth and trade expressed in third quarter 2018 earnings guidance. (Hawkish rhetoric tends to imply higher interest rates; opposite of dovish.) U.S. stocks and emerging markets equities then rebounded in November 2018 on more accommodative comments from Fed Chair Jerome Powell and on headway being made in U.S.-China trade talks. However, international equities see-sawed during the month based on trade, political and economic growth concerns on the one hand and Fed Chair Powell’s dovish comments and encouraging progress in U.S.-China trade talks on the other. During December 2018, global equities broadly plunged on renewed investor fears sparked by the arrest of a Chinese technology executive, the partial U.S. federal government shutdown, the U.S. President’s criticism of Fed Chair Powell and reignited corporate earnings growth concerns. Escalating trade tensions, worries about slowing global economic growth and populist politics also weighed on market sentiment during the month.

1

MARKET REVIEW

In January 2019, dovish Fed commentary indicating a possible pause in its hiking cycle, headlines about easing trade tensions, and strong corporate earnings propelled global equity markets higher despite the ongoing U.S. government shutdown and decelerating emerging markets demand. Releases of economic data in January indicated economic growth had stabilized in the U.S. but had continued to weaken in other developed economies, such as those of Europe and Japan. The International Monetary Fund also lowered its expectations for global economic growth. In Europe, Brexit headlines remained center-stage as the outcome remained uncertain. (Brexit refers to the U.K. efforts to leave the European Union.) Toward month end, U.S. and international equities were supported by a resolution to the U.S. government shutdown. The Fed kept its monetary policy unchanged at its January meeting and maintained its dovish tilt, saying it would be “patient” about interest rate increases and describing inflationary pressures as “muted.”

U.S. and international equities continued to rally in February 2019, as corporate earnings growth remained solid, surpassing consensus expectations. Emerging markets equities ended the month relatively unchanged. Investor sentiment was buoyed overall by news that the deadline for further U.S. tariffs on Chinese goods would be extended because of promising developments in deal negotiations. The Fed reaffirmed its dovish stance, announcing its intention to conclude its balance sheet unwind in the near future. (The Fed unwinds, or shrinks, its balance sheet by selling securities on its balance sheet and/or not reinvesting maturing securities.) Additionally, U.S. and international equity markets were positively surprised by the 2.6% U.S. Gross Domestic Product growth rate for the fourth quarter of 2018, which was reported at the end of February 2019. Signs of weakening economic momentum persisted in Europe, however, while Brexit continued to weigh on business sentiment during the month.

Fixed Income Markets

Spread, or non-government bond, sectors generally performed well in September 2018. U.S. economic growth remained strong, though some major economies, including those of the Eurozone, the U.K. and China, exhibited a gradual weakening trend. The Fed delivered the eighth interest rate hike of its current tightening cycle, with its dot plot pointing to another increase by the end of 2018 and three more during 2019. (The “dot plot” shows rate projections of the members of the Fed’s Open Market Committee.) Fed Chair Powell delivered an upbeat assessment of the U.S. economy, which supported market expectations for these additional Fed rate hikes in 2019. U.S. Treasury rates rose in response, followed, in turn, by the interest rates of several other developed markets countries. The U.S. dollar was broadly flat versus many major currencies during the month.

During the fourth quarter of 2018, investor concerns about slowing global economic growth momentum as well as tighter financial conditions, mainly in the U.S., weighed on spread sector performance. In particular, U.S. corporate bonds experienced notable weakness, as credit spreads, or yield differentials versus U.S. Treasury securities, widened significantly. U.S. Treasury yields fell as investors grew fearful about the possible end of the global economic cycle and as their expectations for Fed rate hikes diminished. In December 2018, Fed policymakers raised short-term interest rates, much as the market had expected, but lowered their projection for 2019 monetary policy tightening from three rate hikes to two. U.S. economic activity data remained in expansionary territory during the fourth calendar quarter but moderated from cycle highs. Headline inflation pressures eased as crude oil prices declined. The U.S. dollar appreciated relative to many major currencies in the fourth calendar quarter.

2

MARKET REVIEW

Spread sectors generally posted gains in January 2019, as investor risk sentiment heightened on the back of a more dovish Fed. Other factors supporting spread sector performance were higher crude oil prices, several upside corporate earnings surprises and somewhat positive U.S.-China trade developments. The Fed left its monetary policy unchanged and eliminated language about “further gradual increases in rates,” cementing investor expectations for a near-term pause in short-term rate hikes. Fed Chair Powell emphasized that the U.S. central bank would be largely guided by inflation indicators as well as by the global economic growth backdrop and the potential for financial market volatility. In January, the U.S. dollar weakened versus many major currencies.

Spread sectors overall continued to advance during February 2019, supported by the accommodative stances of global central banks overall and the de-escalation of U.S.-China trade tensions. In the U.S., the release of the minutes from the Fed’s January meeting confirmed policymakers’ dovish tilt. U.S. economic growth softened but continued to hold its own as global economic growth slowed. While European economic growth weakened, the European Central Bank (“ECB”) left its monetary policy unchanged at its February meeting. (On March 7th, after the end of the Reporting Period, the ECB extended its forward guidance to signal unchanged rates through 2019 and unveiled financing support for the banking sector.) In the U.K., uncertainty about Britain’s exit from the European Union led the Bank of England to adopt a slightly more dovish tone. The U.S. dollar strengthened slightly versus many major currencies during February 2019.

Looking Ahead

At the end of the Reporting Period, we believed the pace of U.S. economic growth would moderate during 2019 and the slowdown in other economies would stabilize. Meanwhile, we believed many emerging markets economies remained in the early stages of recovery with room to run. In our view, continued global economic expansion may well underpin corporate earnings growth and support the performance of risk assets over the near team. Additionally, corporate profit margins have been expanding, and we believed financial imbalances pose idiosyncratic rather than systemic challenges. In the months ahead, we expect investor concerns about the long economic cycle, trade tensions and populist politics to persist.

3

PORTFOLIO RESULTS

Goldman Sachs Enhanced Dividend

Global Equity Portfolio

Investment Objective

The Portfolio seeks long-term growth of capital and current income.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs Enhanced Dividend Global Equity Portfolio’s (the “Portfolio”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	How did the Portfolio perform during the Reporting Period?

A	During the Reporting Period, the Portfolio’s Class A, Institutional, Class P and Class R6 Shares generated cumulative total returns, without sales charges, of -3.03%, -2.88%, -2.88% and -2.97%, respectively. These returns compare to the -2.78% cumulative total return of the Portfolio’s blended benchmark, the Enhanced Dividend Global Equity Composite Index (“EDGE Composite Index”), over the same time period. The components of the EDGE Composite Index — the MSCI All Country World Index (ACWI) Investable Market Index (“MSCI ACWI IMI”) (90%) and the Bloomberg Barclays U.S. Aggregate Bond Index (10%) — returned -3.46% and 1.99%, respectively, during the Reporting Period.

Q	What key factors affected the Portfolio’s performance during the Reporting Period?

A	During the Reporting Period, the Portfolio’s strategic weightings detracted from its performance versus the EDGE Composite Index. (The strategic weightings are based upon Goldman Sachs Investment Strategy Group’s (“ISG”) assumptions regarding long-term expected returns, expected volatilities and expected correlations, as well as the investments views of Goldman Sachs ISG.) Our tactical asset allocation decisions (“tactical tilts”) also detracted, albeit more slightly, from relative returns. The overall performance of the Underlying Funds contributed positively to the Fund’s relative results during the Reporting Period.

Q	How were the Portfolio’s tactical asset allocation decisions managed during the Reporting Period?

A	In keeping with our investment process, we implement tactical tilts, based on Goldman Sachs ISG’s views about near-term expected market returns, in an attempt to enhance performance. These tactical tilts are implemented through an investment in the Goldman Sachs Tactical Tilt Overlay Fund (the “Underlying Tactical Fund”), which seeks long-term total return through the implementation of investment ideas that are generally derived from short-term or medium-term market views on a variety of asset classes and instruments. As mentioned previously, the Portfolio’s tactical tilts slightly detracted from its performance during the Reporting Period.

Q	How did the Portfolio’s Underlying Funds perform relative to their respective benchmark indices during the Reporting Period?

A	To implement strategic weightings and our tactical tilts, the Portfolio invests in 10 Underlying Funds. Nine of these Underlying Funds may be used to implement strategic weightings (“Underlying Strategic Funds”). The Underlying Tactical Fund, as mentioned previously, is used to implement tactical tilts.

During the Reporting Period, the Portfolio was invested in eight of the nine Underlying Strategic Funds, six of which underperformed their respective benchmark indices. (The Portfolio did not have an allocation to the Goldman Sachs Core Fixed Income Fund during the Reporting Period.)

The Underlying Strategic Funds that underperformed their respective benchmark indices most during the Reporting Period were the Goldman Sachs Emerging Markets Equity Insights Fund, the Goldman Sachs Global Infrastructure Fund, the Goldman Sachs International Small Cap Insights Fund, the Goldman Sachs Small Cap Equity Insights Fund and the Goldman Sachs MLP Energy Infrastructure Fund. Another one of the Underlying Strategic Funds that underperformed in relative terms — the Goldman Sachs International Equity Dividend and Premium Fund — is one of two in which the Portfolio invested a significant percentage of its equity allocation.

4

PORTFOLIO RESULTS

The Goldman Sachs U.S. Equity Dividend and Premium Fund, the other Underlying Strategic Fund in which the Portfolio invested a significant percentage of its equity allocation, outperformed its benchmark index during the Reporting Period. In addition, the Goldman Sachs Global Real Estate Securities Fund outperformed its benchmark index during the Reporting Period.

The Portfolio’s Underlying Tactical Fund outperformed its cash benchmark[1] index by approximately 48 basis points[1] during the Reporting Period. (A basis point is 1/100th of a percent.)

Q	How did call writing affect performance?

A	As mentioned above, the Portfolio’s two largest allocations were to the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund, which earn premiums through an equity index call writing strategy. When equity markets are down, flat or modestly positive, these Underlying Strategic Funds tend to outperform their respective benchmark indices because of the premiums they earn from call writing. When equity markets rally strongly, these two Underlying Strategic Funds are likely to trail their respective benchmark indices. Although the Underlying Strategic Funds keep the premiums they earn from call writing, they can underperform when the call options are exercised.

As the U.S. and international equity markets declined during the Reporting Period, the call writing strategies of the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund added to performance.

Q	How did the Portfolio use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, the Portfolio employed Standard & Poor’s 500® Index (“S&P 500® Index”) futures as part of its strategic weightings in U.S. large-cap growth stocks and U.S. large-cap value stocks, which did not have a material impact on performance. The Portfolio also utilized forward foreign currency exchange contracts to take positions in the British pound, euro, Australian dollar, Swiss franc and Japanese yen. These currency hedging positions had a positive impact on the Portfolio’s performance during the Reporting Period.

In addition, some of the Portfolio’s Underlying Funds, including the Portfolio’s Underlying Tactical Fund, used derivatives during the Reporting Period to apply their active investment views with greater versatility or to afford greater risk management precision. As market conditions warranted during the Reporting Period, some of these Underlying Funds engaged in forward foreign currency exchange contracts, financial futures contracts, options and swap contracts to enhance portfolio return and for hedging purposes.

Q	What changes did you make during the Reporting Period within the Portfolio?

A	No significant changes were made within the Portfolio during the Reporting Period.

Q	What was the Portfolio’s strategy at the end of the Reporting Period?

A	Going forward, we plan to maintain a diversified equity portfolio that implements our strategic and tactical views as we continue to seek long-term growth of capital and current income.

[1]	Performance quoted is for Institutional Shares.

5

FUND BASICS

Enhanced Dividend Global Equity Portfolio

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Portfolio Total Return (based on NAV)[1]	EDGE Composite Index[2]	Bloomberg Barclays U.S. Aggregate Bond Index[3]	MSCI ACWI IMI[4]

Class A	-3.03%	-2.78%	1.99%	-3.46%
Institutional	-2.88	-2.78	1.99	-3.46
Class P	-2.88	-2.78	1.99	-3.46
Class R6	-2.97	-2.78	1.99	-3.46

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The EDGE Composite Index (“EDGE Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range.

The EDGE Composite is comprised of MSCI ACWI IMI (90%) and the Bloomberg Barclays U.S. Aggregate Bond Index (10%). The EDGE Composite figures do not reflect any deduction for fees, expenses or taxes.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment grade corporate bonds and mortgage backed and asset-backed securities.

[4]	The MSCI ACWI IMI captures large, mid and small cap representation across 23 developed markets and 23 emerging markets. With 8,686 constituents, the MSCI ACWI IMI is comprehensive, covering approximately 99% of the global equity investment opportunity set. As of February 28, 2019, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 23 emerging markets include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

STANDARDIZED TOTAL RETURNS[5]

For the period ended 12/31/18	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-13.63%	2.01%	8.01%	3.93%	4/30/08
Institutional	-8.27	3.59	9.06	4.91	4/30/08
Class P	N/A	N/A	N/A	-8.72	4/17/18
Class R6	-8.27	N/A	N/A	-8.20	12/29/17

[5]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.50% for Class A Shares. Because Institutional, Class P and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

6

FUND BASICS

EXPENSE RATIOS[6]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.34%	1.44%
Institutional	0.95	1.05
Class P	0.94	1.04
Class R6	0.94	1.04

[6]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to contractual arrangements, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

STANDARDIZED AFTER-TAX PERFORMANCE AS OF 12/31/18[7]

Class A Shares	One Year	Five Years	Ten Years	Since Inception (4/30/08)

Return before taxes*	-13.63%	2.01%	8.01%	3.93%
Return after taxes on distributions**	-14.72	0.89	7.06	3.04
Return after taxes on distributions and sale of Portfolio shares***	-7.32	1.46	6.46	3.04

[7]	The after-tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of distributions and do not reflect state and local taxes. The 2017 tax rates (23.8% for qualifying ordinary income dividends and long-term capital gain distributions and 43.4% for non-qualifying ordinary income dividends) and tax characteristics of distributions were used to estimate after-tax returns in 2018. Actual after-tax returns will be calculated at calendar year-end and depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even Returns Before Taxes. Standardized after-tax returns assume reinvestment of all distributions at NAV and reflect a maximum initial sales charge of 5.50% for Class A Shares.

*	Returns Before Taxes do not reflect taxes on distributions on the Portfolio’s Class A Shares nor do they show how performance can be impacted by taxes when shares are redeemed.

**	Returns After Taxes on Distributions assume that taxes are paid on distributions on the Portfolio’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption of the Class A Shares at the end of the performance period.

***	Returns After Taxes on Distributions and Sale of Portfolio Shares reflect taxes paid on distributions on the Portfolio’s Class A Shares and taxes applicable when the shares are redeemed.

7

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[8,9]

Percentage of Net Assets

[8]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets of the Portfolio. Figures in the graph above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities. The above graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[9]	Represents affiliated funds.

8

PORTFOLIO RESULTS

Goldman Sachs Tax-Advantaged

Global Equity Portfolio

Investment Objective

The Portfolio seeks long-term growth of capital.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs Tax-Advantaged Global Equity Portfolio’s (the “Portfolio”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	How did the Portfolio perform during the Reporting Period?

A	During the Reporting Period, the Portfolio’s Class A, Institutional, Class P and Class R6 Shares generated cumulative total returns, without sales charges, of -5.26%, -5.10%, -5.10% and -5.13%, respectively. These returns compare to the -2.78% cumulative total return of the Portfolio’s blended benchmark, the Tax-Advantaged Global Equity Composite Index (“TAG Composite Index”), over the same time period. The components of the TAG Composite Index — the MSCI All Country World Index (ACWI) Investable Market Index (“MSCI ACWI IMI”) (90%) and the Bloomberg Barclays U.S. Aggregate Bond Index (10%) — returned -3.46% and 1.99%, respectively, during the Reporting Period.

Q	What key factors affected the Portfolio’s performance during the Reporting Period?

A	During the Reporting Period, the Portfolio’s strategic weightings detracted from its performance versus the TAG Composite Index. (The strategic weightings are based upon Goldman Sachs Investment Strategy Group’s (“ISG”) assumptions regarding long-term expected returns, expected volatilities and expected correlations, as well as the investments views of Goldman Sachs ISG.) Our tactical asset allocation decisions (“tactical tilts”) and the overall performance of the Underlying Funds also detracted from the Portfolio’s relative returns during the Reporting Period.

Q	How were the Portfolio’s tactical asset allocation decisions managed during the Reporting Period?

A	In keeping with our investment process, we implement tactical tilts, based on Goldman Sachs ISG’s views about near-term expected market returns, in an attempt to enhance performance. These tactical tilts are implemented through an investment in the Goldman Sachs Tactical Tilt Overlay Fund (the “Underlying Tactical Fund”), which seeks long-term total return through the implementation of investment ideas that are generally derived from short-term or medium-term market views on a variety of asset classes and instruments. As mentioned previously, the Portfolio’s tactical tilts detracted from performance during the Reporting Period.

Q	How did the Portfolio’s Underlying Funds perform relative to their respective benchmark indices during the Reporting Period?

A

To implement strategic weightings and our tactical tilts, the Portfolio invests in nine Underlying Funds. Eight of these Underlying Funds may be used to implement strategic asset allocation decisions (“Underlying Strategic Funds”). The Underlying Tactical Fund, as mentioned previously, is used to implement tactical tilts.

During the Reporting Period, the Portfolio was invested in seven of the eight Underlying Strategic Funds, six of which underperformed their respective benchmark indices. (The Portfolio did not have an allocation to the Goldman Sachs Core Fixed Income Fund during the Reporting Period.)

The Underlying Strategic Funds that underperformed their respective benchmark indices most were the Goldman Sachs Emerging Markets Equity Insights Fund, the Goldman Sachs Global Infrastructure Fund, the Goldman Sachs International Small Cap Insights Fund and the Goldman Sachs MLP Energy Infrastructure Fund. In addition, two of the Underlying Strategic Funds that underperformed in relative terms — the Goldman Sachs U.S. Tax-Managed Equity Fund and the Goldman Sachs International Tax-Managed Equity Fund — are those in which the Portfolio held its largest weightings.

The Goldman Sachs Global Real Estate Securities Fund outperformed its benchmark index during the Reporting Period overall.

9

PORTFOLIO RESULTS

The Portfolio’s Underlying Tactical Fund outperformed its cash benchmark index[1] by more than 48 basis points[1] during the Reporting Period. (A basis point is 1/100th of a percent.)

Q	How did the Portfolio use derivatives and similar instruments during the Reporting Period?

A

During the Reporting Period, the Portfolio employed Standard & Poor’s 500® Index (“S&P 500® Index”) futures as part as part of its strategic weightings in U.S. large-cap growth stocks and U.S. large-cap value stocks, which did not have a material impact on performance. The Portfolio also utilized forward foreign currency exchange contracts to take positions in the British pound, euro, Australian dollar, Swiss franc and Japanese yen. These currency hedging positions contributed positively to the Portfolio’s performance during the Reporting Period.

In addition, some of the Portfolio’s Underlying Funds, including the Portfolio’s Underlying Tactical Fund, used derivatives during the Reporting Period to apply their active investment views with greater versatility or to afford greater risk management precision. As market conditions warranted during the Reporting Period, some of these Underlying Funds engaged in forward foreign currency exchange contracts, financial futures contracts, options and swap contracts to enhance portfolio return and for hedging purposes.

Q	What changes did you make during the Reporting Period within the Portfolio?

A	No significant changes were made within the Portfolio during the Reporting Period.

Q	What was the Portfolio’s strategy at the end of the Reporting Period?

A	Going forward, we plan to maintain a diversified equity portfolio that implements our strategic and tactical views as we continue to seek long-term growth of capital.

[1]	Performance quoted is for Institutional Shares.

10

FUND BASICS

Tax-Advantaged Global Equity Portfolio

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Portfolio Total Return (based on NAV)[1]	TAG Composite Index[2]	Bloomberg Barclays U.S. Aggregate Bond Index[3]	MSCI ACWI IMI[4]

Class A	-5.26%	-2.78%	1.99%	-3.46%
Institutional	-5.10	-2.78	1.99	-3.46
Class P	-5.10	-2.78	1.99	-3.46
Class R6	-5.13	-2.78	1.99	-3.46

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The TAG Composite Index (“TAG Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range.

The TAG Composite is comprised of the MSCI ACWI IMI (90%) and the Bloomberg Barclays U.S. Aggregate Bond Index (10%). The TAG Composite figures do not reflect any deduction for fees, expenses or taxes.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment grade corporate bonds and mortgage-backed and asset-backed securities.

[4]	The MSCI ACWI IMI captures large, mid and small cap representation across 23 developed markets and 23 emerging markets. With 8,686 constituents, the MSCI ACWI IMI is comprehensive, covering approximately 99% of the global equity investment opportunity set. As of February 28, 2019, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 23 emerging markets include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

STANDARDIZED TOTAL RETURNS[5]

For the period ended 12/31/18	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	-14.91%	2.53%	8.85%	4.45%	4/30/08
Institutional	-9.63	4.12	9.92	5.43	4/30/08
Class P	N/A	N/A	N/A	-11.00	4/17/18
Class R6	-9.60	N/A	N/A	-9.52	12/29/17

[5]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.50% for Class A Shares. Because Institutional, Class P and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

11

FUND BASICS

EXPENSE RATIOS[6]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.32%	1.40%
Institutional	0.93	1.01
Class P	0.92	1.00
Class R6	0.92	1.00

[6]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to contractual arrangements, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

STANDARDIZED AFTER-TAX PERFORMANCE AS OF 12/31/18[7]

Class A Shares	One Year	Five Years	Ten Years	Since Inception (4/30/08)

Return before taxes*	-14.91%	2.53%	8.85%	4.45%
Return after taxes on distributions**	-15.24	2.11	8.43	4.04
Return after taxes on distributions and sale of Portfolio shares***	-8.59	1.91	7.21	3.48

[7]	The after-tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of distributions and do not reflect state and local taxes. The 2017 tax rates (23.8% for qualifying ordinary income dividends and long-term capital gain distributions and 43.4% for non-qualifying ordinary income dividends) and tax characteristics of distributions were used to estimate after-tax returns in 2018. Actual after-tax returns will be calculated at calendar year-end and depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Portfolio Shares to be greater than the Returns After Taxes on Distributions or even Returns Before Taxes. Standardized after-tax returns assume reinvestment of all distributions at NAV and reflect a maximum initial sales charge of 5.50% for Class A Shares.

*	Returns Before Taxes do not reflect taxes on distributions on the Portfolio’s Class A Shares nor do they show how performance can be impacted by taxes when shares are redeemed.

**	Returns After Taxes on Distributions assume that taxes are paid on distributions on the Portfolio’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption of the Class A Shares at the end of the performance period.

***	Returns After Taxes on Distributions and Sale of Portfolio Shares reflect taxes paid on distributions on the Portfolio’s Class A Shares and taxes applicable when the shares are redeemed.

12

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[8,9]

Percentage of Net Assets

[8]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets of the Portfolio. Figures in the graph above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities. The above graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[9]	Represents affiliated funds.

13

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Index Definition

S&P 500® Index is a U.S. stock market index based on the market capitalizations of 500 large companies having common stock listed on the New York Stock Exchange or NASDAQ. The S&P 500® Index components and their weightings are determined by S&P Dow Jones Indices.

It is not possible to invest directly in an unmanaged index.

The ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index tracks the performance of a synthetic asset paying LIBOR to a stated maturity. It is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

14

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 99.0%
Equity – 99.0%
21,840,640	Goldman Sachs US Equity Dividend and Premium Fund	$274,536,850
19,288,921	Goldman Sachs International Equity Dividend and Premium Fund	132,514,888
6,137,938	Goldman Sachs Tactical Tilt Overlay Fund	59,906,273
2,013,275	Goldman Sachs Small Cap Equity Insights Fund	52,365,286
3,406,900	Goldman Sachs Emerging Markets Equity Insights Fund	32,024,859
2,039,478	Goldman Sachs International Small Cap Insights Fund	23,005,311
2,313,890	Goldman Sachs MLP Energy Infrastructure Fund	15,271,674
1,373,471	Goldman Sachs Global Infrastructure Fund	14,957,102
1,355,109	Goldman Sachs Global Real Estate Securities Fund	14,648,725

TOTAL INVESTMENTS – 99.0%
(Cost $524,164,129)		$619,230,968

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		6,183,526

NET ASSETS – 100.0%		$625,414,494

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
USD	—United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2019, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.	AUD	860,000	USD	606,601	03/20/2019	$3,621
	GBP	1,830,000	USD	2,340,217	03/20/2019	89,053
	USD	5,861,029	AUD	8,109,962	03/20/2019	106,519
	USD	6,996,553	CHF	6,870,844	03/20/2019	101,643
	USD	26,948,874	EUR	23,464,225	03/20/2019	222,822

TOTAL						$523,658

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.	CHF	630,000	USD	644,885	03/20/2019	$(12,679)
	EUR	3,520,000	USD	4,055,653	03/20/2019	(46,328)
	JPY	372,000,000	USD	3,411,502	03/20/2019	(69,823)
	USD	14,987,817	GBP	11,659,415	03/20/2019	(489,701)
	USD	21,110,766	JPY	2,350,272,100	03/20/2019	(1,747)

TOTAL						$(620,278)

FUTURES CONTRACTS — At February 28, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	47	03/15/2019	$6,544,045	$421,270

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 98.8%
Equity – 98.8%
61,629,753	Goldman Sachs US Tax-Managed Equity Fund	$1,444,601,400
60,660,430	Goldman Sachs International Tax-Managed Equity Fund	584,159,938
26,634,712	Goldman Sachs Tactical Tilt Overlay Fund	259,954,790
14,778,025	Goldman Sachs Emerging Markets Equity Insights Fund	138,913,438
8,782,797	Goldman Sachs International Small Cap Insights Fund	99,069,955
10,021,370	Goldman Sachs MLP Energy Infrastructure Fund	66,141,040
5,955,609	Goldman Sachs Global Infrastructure Fund	64,856,586
5,874,556	Goldman Sachs Global Real Estate Securities Fund	63,503,946

TOTAL INVESTMENTS – 98.8%
(Cost $2,061,056,297)		$2,721,201,093

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		31,927,374

NET ASSETS – 100.0%		$2,753,128,467

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
USD	—United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2019, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.	GBP	6,690,000	USD	8,555,219	03/20/2019	$325,552
	USD	23,368,180	AUD	32,334,774	03/20/2019	424,697
	USD	29,329,964	CHF	28,802,984	03/20/2019	426,095
	USD	113,959,609	EUR	99,223,958	03/20/2019	942,253

TOTAL						$2,118,597

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.	CHF	2,420,000	USD	2,477,178	03/20/2019	$(48,702)
	EUR	14,900,000	USD	17,167,393	03/20/2019	(196,102)
	JPY	1,490,000,000	USD	13,664,350	03/20/2019	(279,669)
	USD	62,025,382	GBP	48,251,169	03/20/2019	(2,026,573)
	USD	88,629,390	JPY	9,867,154,282	03/20/2019	(7,336)

TOTAL						$(2,558,382)

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At February 28, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	195	03/15/2019	$27,150,825	$1,747,824

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Assets and Liabilities

February 28, 2019 (Unaudited)

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio
Assets:
Investments in affiliated Underlying Funds, at value (cost $524,164,129 and $2,061,056,297)	$619,230,968	$2,721,201,093
Cash	5,157,689	30,601,113
Foreign currencies, at value (cost $0 and $121,499)	—	123,770
Receivables:
Investments sold	858,743	—
Portfolio shares sold	667,179	5,743,646
Collateral on certain derivative contracts(a)	450,000	2,510,000
Reimbursement from investment adviser	30,139	42,529
Foreign tax reclaims	—	7,249
Unrealized gain on forward foreign currency exchange contracts	523,658	2,118,597
Other assets	77,785	93,092

Total assets	626,996,161	2,762,441,089

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	620,278	2,558,382
Variation margin on futures	24,437	101,397
Payables:
Portfolio shares redeemed	805,738	1,529,537
Management fees	38,123	166,688
Distribution and Service fees and Transfer Agency fees	17,477	63,047
Investments purchased	—	4,705,125
Accrued expenses	75,614	188,446

Total liabilities	1,581,667	9,312,622

Net Assets:
Paid-in capital	543,840,816	2,158,573,238
Total distributable earnings	81,573,678	594,555,229
NET ASSETS	$625,414,494	$2,753,128,467
Net Assets:
Class A	$9,706,263	$620,140
Institutional	27,824,340	45,968,176
Class P	587,873,855	2,706,530,132
Class R6	10,036	10,019
Total Net Assets	$625,414,494	$2,753,128,467
Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	847,108	40,294
Institutional	2,401,661	2,966,590
Class P	50,861,106	176,943,354
Class R6	868	655
Net asset value, offering and redemption price per share:(b)
Class A	$11.46	$15.39
Institutional	11.59	15.50
Class P	11.56	15.30
Class R6	11.56	15.29

(a)	Segregated for initial margin and/or collateral on transactions as follows:

Portfolio	Forwards	Futures
Enhanced Dividend Global Equity	$—	$450,000

Tax-Advantaged Global Equity	970,000	1,540,000

(b)	Maximum public offering price per share for Class A Shares of the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios is $12.13 and $16.29, respectively.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations

For the Six Months Ended February 28, 2019 (Unaudited)

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio
Investment income:

Dividends from affiliated Underlying Funds	$7,213,083	$35,976,286

Expenses:

Management fees	466,287	1,986,192

Transfer Agency fees(a)	102,259	400,259

Registration fees	78,578	105,858

Custody, accounting and administrative services	45,109	150,400

Professional fees	38,738	39,064

Printing and mailing costs	19,603	31,773

Distribution and Service fees — Class A Shares	12,513	743

Trustee fees	8,677	10,556

Other	18,051	54,244

Total expenses	789,815	2,779,089

Less — expense reductions	(377,652)	(1,114,948)

Net expenses	412,163	1,664,141

NET INVESTMENT INCOME	6,800,920	34,312,145

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments in affiliated Underlying Funds	(3,326,523)	(13,986,578)

Investments — unaffiliated issuers	—	(151,877)

Futures contracts	(410,680)	(1,812,467)

Forward foreign currency exchange contracts	3,392,041	13,627,202

Foreign currency transactions	—	(155)

Capital gain distributions from affiliated Underlying Funds	16,018,113	—

Net change in unrealized gain (loss) on:

Investments in affiliated Underlying Funds	(41,688,612)	(171,536,109)

Futures contracts	116,382	582,075

Forward foreign currency exchange contracts	(1,933,854)	(7,649,229)

Foreign currency translation	—	(145)

Net realized and unrealized loss	(27,833,133)	(180,927,283)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,032,213)	$(146,615,138)

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Portfolio	Class A	Institutional	Class P	Class R6
Enhanced Dividend Global Equity	$9,010	$5,980	$87,267	$2
Tax-Advantaged Global Equity	535	10,336	389,386	2

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Changes in Net Assets

	Enhanced Dividend Global Equity Portfolio			Tax-Advantaged Global Equity Portfolio
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018		For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018
From operations:

Net investment income	$6,800,920	$11,182,516		$34,312,145	$25,044,835

Net realized gain (loss)	15,672,951	18,730,524		(2,323,875)	19,444,413

Net change in unrealized gain (loss)	(43,506,084)	30,379,698		(178,603,408)	263,591,756

Net increase (decrease) in net assets resulting from operations	(21,032,213)	60,292,738		(146,615,138)	308,081,004

Distributions to shareholders:

From distributable earnings:

Class A Shares	(425,620)	(319,947	)(a)	(8,664)	(6,733	)(a)

Institutional Shares	(1,289,271)	(20,182,584	)(a)	(376,203)	(32,796,134	)(a)

Class P Shares(b)	(25,502,864)	(3,566,150	)(a)	(51,683,171)	—

Class R6 Shares(c)	(424)	(97	)(a)	(191)	—

Total distributions to shareholders	(27,218,179)	(24,068,778)		(52,068,229)	(32,802,867)

From share transactions:

Proceeds from sales of shares	46,637,186	707,181,772		219,856,681	3,154,128,273

Reinvestment of distributions	26,811,089	23,731,281		52,065,950	32,786,693

Cost of shares redeemed	(80,435,590)	(732,774,402)		(180,768,060)	(2,809,978,324)

Net increase (decrease) in net assets resulting from share transactions	(6,987,315)	(1,861,349)		91,154,571	376,936,642

TOTAL INCREASE (DECREASE)	(55,237,707)	34,362,611		(107,528,796)	652,214,779

Net assets:(d)

Beginning of period	680,652,201	646,289,590		2,860,657,263	2,208,442,484

End of period	$625,414,494	$680,652,201		$2,753,128,467	$2,860,657,263

(a)	Prior year information has been revised to conform to current year presentation, see prior year presentation below:

	Class A	Institutional	Class P(b)	Class R6(c)
Distribution from net investment income:

Enhanced Dividend Global Equity Portfolio:	$(203,951)	$(12,726,620)	$(3,566,150)	$(97)
Tax-Advantaged Global Equity Portfolio:	$(6,733)	$(32,796,134)	$—	$—

Distributions from net realized gains:

Enhanced Dividend Global Equity Portfolio:	$(115,996)	$(7,455,964)	$—	$—

(b)	Commenced operations on April 17, 2018.
(c)	Commenced operations on December 29, 2017.
(d)	Prior fiscal year information has been revised to conform with current year presentation. Undistributed net investment income was $– and $1,654,828 for the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios, respectively, as of August 31, 2018.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$12.34		$11.70	$10.68	$10.69	$11.83	$10.64

Net investment income(a)(b)	0.10		0.15	0.17	0.11	0.16	0.23

Net realized and unrealized gain (loss)	(0.50)		0.88	1.12	0.52	(0.73)	1.62

Total from investment operations	(0.40)		1.03	1.29	0.63	(0.57)	1.85

Distributions to shareholders from net investment income	(0.16)		(0.25)	(0.20)	(0.31)	(0.21)	(0.24)

Distributions to shareholders from net realized gains	(0.32)		(0.14)	(0.07)	(0.33)	(0.36)	(0.42)

Total distributions	(0.48)		(0.39)	(0.27)	(0.64)	(0.57)	(0.66)

Net asset value, end of period	$11.46		$12.34	$11.70	$10.68	$10.69	$11.83

Total return(c)	(3.03)%		8.94%	12.25%	6.32%	(4.82)%	17.92%

Net assets, end of period (in 000s)	$9,706		$10,418	$9,289	$4,993	$1,729	$220

Ratio of net expenses to average net assets(d)	0.53	%(e)	0.52%	0.53%	0.53%	0.55%	0.60%

Ratio of total expenses to average net assets(d)	0.65	%(e)	0.62%	0.63%	0.64%	0.66%	0.66%

Ratio of net investment income to average net assets(b)	1.80	%(e)	1.21%	1.54%	1.09%	1.40%	2.02%

Portfolio turnover rate(f)	10%		20%	8%	19%	25%	14%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$12.48		$11.80	$10.76	$10.76	$11.89	$10.69

Net investment income(a)(b)	0.12		0.17	0.22	0.16	0.22	0.28

Net realized and unrealized gain (loss)	(0.50)		0.93	1.12	0.51	(0.74)	1.62

Total from investment operations	(0.38)		1.10	1.34	0.67	(0.52)	1.90

Distributions to shareholders from net investment income	(0.19)		(0.28)	(0.23)	(0.34)	(0.25)	(0.28)

Distributions to shareholders from net realized gains	(0.32)		(0.14)	(0.07)	(0.33)	(0.36)	(0.42)

Total distributions	(0.51)		(0.42)	(0.30)	(0.67)	(0.61)	(0.70)

Net asset value, end of period	$11.59		$12.48	$11.80	$10.76	$10.76	$11.89

Total return(c)	(2.88)%		9.45%	12.66%	6.67%	(4.29)%	18.29%

Net assets, end of period (in 000s)	$27,824		$33,490	$637,000	$507,845	$424,196	$373,665

Ratio of net expenses to average net assets(d)	0.14	%(e)	0.13%	0.13%	0.13%	0.17%	0.20%

Ratio of total expenses to average net assets(d)	0.26	%(e)	0.23%	0.24%	0.24%	0.26%	0.26%

Ratio of net investment income to average net assets(b)	2.17	%(e)	1.43%	1.93%	1.58%	1.95%	2.43%

Portfolio turnover rate(f)	10%		20%	8%	19%	25%	14%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Class P Shares
	Six Months Ended February 28, 2019 (Unaudited)		For the Period April 17, 2018* to August 31, 2018
Per Share Data

Net asset value, beginning of period	$12.45		$12.18

Net investment income(a)(b)	0.13		0.11

Net realized and unrealized gain (loss)	(0.51)		0.23

Total from investment operations	(0.38)		0.34

Distributions to shareholders from net investment income	(0.19)		(0.07)

Distributions to shareholders from net realized gains	(0.32)		—

Total distributions	(0.51)		(0.07)

Net asset value, end of period	$11.56		$12.45

Total return(c)	(2.88)%		2.80%

Net assets, end of period (in 000s)	$587,874		$636,733

Ratio of net expenses to average net assets(d)	0.13	%(e)	0.13	%(e)

Ratio of total expenses to average net assets(d)	0.25	%(e)	0.25	%(e)

Ratio of net investment income to average net assets(b)	2.20	%(e)	2.48	%(e)

Portfolio turnover rate(f)	10%		20%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		For the Period December 29, 2017* to August 31, 2018
Per Share Data

Net asset value, beginning of period	$12.46		$12.17

Net investment income(a)(b)	0.13		0.10

Net realized and unrealized gain (loss)	(0.52)		0.31

Total from investment operations	(0.39)		0.41

Distributions to shareholders from net investment income	(0.19)		(0.12)

Distributions to shareholders from net realized gains	(0.32)		—

Total distributions	(0.51)		(0.12)

Net asset value, end of period	$11.56		$12.46

Total return(c)	(2.97)%		3.39%

Net assets, end of period (in 000s)	$10		$10

Ratio of net expenses to average net assets(d)	0.13	%(e)	0.12	%(e)

Ratio of total expenses to average net assets(d)	0.23	%(e)	0.18	%(e)

Ratio of net investment income to average net assets(b)	2.18	%(e)	1.27	%(e)

Portfolio turnover rate(f)	10%		20%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$16.51		$14.78	$12.91	$12.58	$13.51	$11.31

Net investment income(a)(b)	0.15		0.12	0.11	0.08	0.09	0.20

Net realized and unrealized gain (loss)	(1.04)		1.77	1.85	0.52	(0.69)	2.31

Total from investment operations	(0.89)		1.89	1.96	0.60	(0.60)	2.51

Distributions to shareholders from net investment income	(0.13)		(0.16)	(0.09)	(0.18)	(0.10)	—

Distributions to shareholders from net realized gains	(0.10)		—	—	(0.09)	(0.23)	(0.31)

Total distributions	(0.23)		(0.16)	(0.09)	(0.27)	(0.33)	(0.31)

Net asset value, end of period	$15.39		$16.51	$14.78	$12.91	$12.58	$13.51

Total return(c)	(5.26)%		12.81%	15.23%	4.88%	(4.39)%	22.55%

Net assets, end of period (in 000s)	$620		$658	$615	$591	$543	$235

Ratio of net expenses to average net assets(d)	0.53	%(e)	0.52%	0.53%	0.53%	0.56%	0.60%

Ratio of total expenses to average net assets(d)	0.61	%(e)	0.60%	0.61%	0.61%	0.61%	0.62%

Ratio of net investment income to average net assets(b)	1.93	%(e)	0.77%	0.80%	0.64%	0.66%	1.56%

Portfolio turnover rate(f)	8%		17%	8%	19%	22%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015	2014
Per Share Data

Net asset value, beginning of period	$16.46		$14.72	$12.86	$12.53	$13.48	$11.38

Net investment income(a)(b)	0.19		0.17	0.17	0.11	0.17	0.18

Net realized and unrealized gain (loss)	(1.03)		1.78	1.84	0.53	(0.71)	2.39

Total from investment operations	(0.84)		1.95	2.01	0.64	(0.54)	2.57

Distributions to shareholders from net investment income	(0.02)		(0.21)	(0.15)	(0.22)	(0.18)	(0.16)

Distributions to shareholders from net realized gains	(0.10)		—	—	(0.09)	(0.23)	(0.31)

Total distributions	(0.12)		(0.21)	(0.15)	(0.31)	(0.41)	(0.47)

Net asset value, end of period	$15.50		$16.46	$14.72	$12.86	$12.53	$13.48

Total return(c)	(5.10)%		13.32%	15.74%	5.22%	(3.96)%	23.05%

Net assets, end of period (in 000s)	$45,968		$62,718	$2,207,827	$1,816,911	$1,701,226	$1,233,566

Ratio of net expenses to average net assets(d)	0.14	%(e)	0.13%	0.13%	0.13%	0.17%	0.20%

Ratio of total expenses to average net assets(d)	0.22	%(e)	0.21%	0.21%	0.21%	0.21%	0.22%

Ratio of net investment income to average net assets(b)	2.50	%(e)	1.06%	1.26%	0.92%	1.31%	1.43%

Portfolio turnover rate(f)	8%		17%	8%	19%	22%	9%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Class P Shares
	Six Months Ended February 28, 2019 (Unaudited)		For the Period April 17, 2018* to August 31, 2018
Per Share Data

Net asset value, beginning of period	$16.47		$15.84

Net investment income(a)(b)	0.19		0.01

Net realized and unrealized gain (loss)	(1.06)		0.62

Total from investment operations	(0.87)		0.63

Distributions to shareholders from net investment income	(0.20)		—

Distributions to shareholders from net realized gains	(0.10)		—

Total distributions	(0.30)		—

Net asset value, end of period	$15.30		$16.47

Total return(c)	(5.10)%		3.98%

Net assets, end of period (in 000s)	$2,706,530		$2,797,271

Ratio of net expenses to average net assets(d)	0.13	%(e)	0.12	%(e)

Ratio of total expenses to average net assets(d)	0.21	%(e)	0.20	%(e)

Ratio of net investment income to average net assets(b)	2.59	%(e)	0.15	%(e)

Portfolio turnover rate(f)	8%		17%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		For the Period December 29, 2017* to August 31, 2018
Per Share Data

Net asset value, beginning of period	$16.46		$15.59

Net investment income (loss)(a)(b)	0.19		(0.01)

Net realized and unrealized gain (loss)	(1.06)		0.88

Total from investment operations	(0.87)		0.87

Distributions to shareholders from net investment income	(0.20)		—

Distributions to shareholders from net realized gains	(0.10)		—

Total distributions	(0.30)		—

Net asset value, end of period	$15.29		$16.46

Total return(c)	(5.13)%		5.58%

Net assets, end of period (in 000s)	$10		$11

Ratio of net expenses to average net assets(d)	0.13	%(e)	0.12	%(e)

Ratio of total expenses to average net assets(d)	0.19	%(e)	0.18	%(e)

Ratio of net investment income (loss) to average net assets(b)	2.59	%(e)	(0.05	)%(e)

Portfolio turnover rate(f)	8%		17%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements

February 28, 2019 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/ Non-diversified
Enhanced Dividend Global Equity and Tax-Advantaged Global Equity	A, Institutional, P and R6	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Class P and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust.

The Portfolios are expected to invest primarily in a combination of domestic and international equity and fixed income underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM acts as the investment adviser. Additionally, these Portfolios may invest a portion of their assets directly in other securities and instruments, including unaffiliated exchange traded funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. The Goldman Sachs MLP Energy Infrastructure Fund (the “Underlying MLP Fund”) records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio, while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Portfolio	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Enhanced Dividend Global Equity	Quarterly	Annually
Tax-Advantaged Global Equity	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Portfolio are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds — Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolios and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Portfolios, if any, is noted in the Schedules of Investments.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV.

C.  Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of February 28, 2019:

ENHANCED DIVIDEND GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Equity Funds	$619,230,968	$—	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$523,658	$—

Futures Contracts	421,270	—	—

Total	$421,270	$523,658	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(620,278)	$—

TAX-ADVANTAGED GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Equity Funds	$2,721,201,093	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TAX-ADVANTAGED GLOBAL EQUITY (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$2,118,597	$—

Futures Contracts	1,747,824	—	—

Total	$1,747,824	$2,118,597	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(2,558,382)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2019. These instruments were used as part of the Portfolios’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolios’ net exposure:

Enhanced Dividend Global Equity
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$523,658		Payable for unrealized loss on forward foreign currency exchange contracts	$(620,278)
Equity	Variation margin on futures contracts	421,270	(a)	—	—
Total		$944,928			$(620,278)

Tax-Advantaged Global Equity
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$2,118,597		Payable for unrealized loss on forward foreign currency exchange contracts	$(2,558,382)
Equity	Variation margin on futures contracts	1,747,824	(a)	—	—
Total		$3,866,421			$(2,558,382)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of February 28, 2019 is reported within the Statements of Assets and Liabilities.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth, by certain risk types, the Portfolios’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2019. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Enhanced Dividend Global Equity
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$ 3,392,041	$(1,933,854)	9
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(410,680)	116,382	47
Total		$2,981,361	$(1,817,472)	56

Tax-Advantaged Global Equity
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$13,627,202	$(7,649,229)	9
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(1,812,467)	582,075	195
Total		$11,814,735	$(7,067,154)	204

(a)	Average number of contracts is based on the average of month end balances for the six months ended February 28, 2019.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 0.15% of each Portfolio’s average daily net assets. GSAM has agreed to waive a portion of its management fee in order to achieve an effective rate of 0.08% as an annual percentage rate of average daily net assets of each Portfolio through at least December 28, 2019, and prior to such date, GSAM may not terminate the arrangement without the approval of the Trustees.

B.  Distribution and/or Service (12b-1) Plan — The Trust, on behalf of Class A Shares of each Portfolio, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class A Shares of the Portfolios.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. During the six months ended February 28, 2019, Goldman Sachs advised that it retained front-end sales charges of $1,545 and $0 for the Enhanced Dividend Global Equity Portfolio and Tax-Advantaged Global Equity Portfolio, respectively.

D.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.18% of the average daily net assets of Class A Shares; 0.03% of the average daily net assets of Class P and Class R6 Shares; and 0.04% of the average daily net assets of Institutional Shares.

E.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the Portfolios (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Portfolios is 0.014%. These Other Expense limitations will remain in place through at least December 28, 2019, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six month ended February 28, 2019, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Portfolio	Management Fee Waiver	Other Expense Reimbursement	Custody Fee Credits	Total Expense Reductions
Enhanced Dividend Global Equity	$217,599	$157,672	$2,381	$377,652
Tax-Advantaged Global Equity	926,883	179,580	8,485	1,114,948

F.  Line of Credit Facility — As of February 28, 2019, the Portfolios participated in a $770,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2019, the Portfolios did not have any borrowings under the facility.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G.  Other Transactions with Affiliates — The Portfolios invest primarily in Class R6 Shares of the Underlying Funds. These Underlying Funds are considered to be affiliated with the Portfolios. The tables below show the transactions in and earnings from investments in these Underlying Funds for the six months ended February 28, 2019:

Enhanced Dividend Global Equity
Underlying Funds	Beginning Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Return of Capital on Dividends	Net Realized Gain/(Loss) from Affiliated Investment Companies	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income from Affiliated Investment Companies		Capital Gain Distributions from Affiliated Investment Companies
Goldman Sachs Emerging Markets Equity Insights Fund	$35,112,555	$2,710,087	$(3,627,644)	$—	$(373,366)	$(1,796,773)	$32,024,859	3,406,900	$692,800		$—
Goldman Sachs Global Infrastructure Fund	15,612,484	1,263,658	(2,351,834)	—	(208,266)	641,060	14,957,102	1,373,471	122,365		—
Goldman Sachs Global Real Estate Securities Fund	15,597,639	1,373,338	(2,351,834)	(22,872)	(99,474)	151,928	14,648,725	1,355,109	189,173		—
Goldman Sachs International Equity Dividend and Premium Fund	143,854,054	8,495,828	(12,821,175)	—	(838,926)	(6,174,893)	132,514,888	19,288,921	1,238,921		—
Goldman Sachs International Small Cap Insights Fund	25,359,630	2,253,654	(2,207,012)	—	(277,779)	(2,123,182)	23,005,311	2,039,478	338,680		—
Goldman Sachs MLP Energy Infrastructure Fund	16,266,217	2,146,116	(1,381,834)	(664,227)	115,803	(1,210,401)	15,271,674	2,313,890	(109,405	)(a)	—
Goldman Sachs Small Cap Equity Insights Fund	54,548,989	9,476,444	(4,661,466)	—	282,476	(7,281,157)	52,365,286	2,013,275	111,850		2,463,665
Goldman Sachs Tactical Tilt Overlay Fund	66,830,501	5,157,413	(11,120,618)	—	(1,143,122)	182,099	59,906,273	6,137,938	1,702,590		—
Goldman Sachs US Equity Dividend and Premium Fund	300,497,217	29,460,500	(30,559,705)	—	(783,869)	(24,077,293)	274,536,850	21,840,640	2,926,109		13,554,448

Total	$673,679,286	$62,337,038	$(71,083,122)	$(687,099)	$(3,326,523)	$(41,688,612)	$619,230,968		$7,213,083		$16,018,113

(a)	Amount includes return of capital distributions of $664,227, which represents the difference between the estimated amount related to the fiscal year ended August 31, 2018 and the final amount recorded during the period ended February 28, 2019.

Tax-Advantaged Global Equity
Underlying Funds	Beginning Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Return of Capital on Dividends	Net Realized Gain/(Loss) from Affiliated Investment Companies	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income from Affiliated Investment Companies
Goldman Sachs Emerging Markets Equity Insights Fund	$145,338,015	$13,505,156	$(10,908,840)	$—	$(2,357,527)	$(6,663,366)	$138,913,438	14,778,025	$3,018,567
Goldman Sachs Global Infrastructure Fund	64,491,434	6,328,736	(7,864,828)	—	(886,345)	2,787,589	64,856,586	5,955,609	526,742
Goldman Sachs Global Real Estate Securities Fund	65,925,422	5,339,249	(7,944,828)	(93,863)	(554,802)	832,768	63,503,946	5,874,556	813,393

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Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Tax-Advantaged Global Equity (continued)
Underlying Funds	Beginning Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Return of Capital on Dividends	Net Realized Gain/(Loss) from Affiliated Investment Companies	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income from Affiliated Investment Companies
Goldman Sachs International Small Cap Insights Fund	$105,010,891	$7,515,195	$(3,020,171)	$—	$(703,038)	$(9,732,922)	$99,069,955	8,782,797	$1,485,938
Goldman Sachs International Tax-Managed Equity Fund	594,924,163	65,711,024	(17,478,342)	—	(3,338,434)	(55,658,473)	584,159,938	60,660,430	11,604,648
Goldman Sachs MLP Energy Infrastructure Fund	67,225,300	8,294,980	(1,884,828)	(2,696,687)	(64,734)	(4,732,991)	66,141,040	10,021,370	(293,702	)(a)
Goldman Sachs Tactical Tilt Overlay Fund	276,668,789	25,755,026	(38,189,390)	—	(4,461,690)	182,055	259,954,790	26,634,712	7,418,486
Goldman Sachs US Tax-Managed Equity Fund	1,510,652,685	118,783,222	(84,663,730)	—	(1,620,008)	(98,550,769)	1,444,601,400	61,629,753	11,402,214

Total	$2,830,236,699	$251,232,588	$(171,954,957)	$(2,970,550)	$(13,986,578)	$(171,536,109)	$2,721,201,093		$35,976,286

(a)	Amount includes return of capital distributions of $2,696,687, which represents the difference between the estimated amount related to the fiscal year ended August 31, 2018 and the final amount recorded during the period ended February 28, 2019.

As of February 28, 2019, the Portfolios were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Underlying Funds	Enhanced Dividend Global Equity	Tax-Advantaged Global Equity
Goldman Sachs Emerging Markets Equity Insights Fund	—%	7%
Goldman Sachs Global Infrastructure Fund	7	31
Goldman Sachs Global Real Estate Securities Fund	5	23
Goldman Sachs International Equity Dividend and Premium Fund	42	—
Goldman Sachs International Tax-Managed Equity Fund	—	83
Goldman Sachs Small Cap Equity Insights Fund	8	—
Goldman Sachs Tactical Tilt Overlay Fund	—	7
Goldman Sachs U.S. Equity Dividend and Premium Fund	9	—
Goldman Sachs U.S. Tax-Managed Equity Fund	—	85

As of February 28, 2019, The Goldman Sachs Group, Inc. was the beneficial owner of the following share classes of the Portfolios:

Portfolio	Class R6
Enhanced Dividend Global Equity	100%
Tax-Advantaged Global Equity	100

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six month ended February 28, 2019 were as follows:

Portfolio	Purchases	Sales
Enhanced Dividend Global Equity	$62,337,039	$71,083,123
Tax-Advantaged Global Equity	251,232,588	213,334,120

7. TAX INFORMATION

As of the Portfolios’ most recent fiscal year end, August 31, 2018, the Portfolios’ certain timing differences, on a tax-basis were as follows:

	Enhanced Dividend Global Equity	Tax-Advantaged Global Equity
Timing differences (Qualified Late Year Loss Deferral)	$—	$(419)

As of February 28, 2019, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Dividend Global Equity	Tax-Advantaged Global Equity
Tax cost	$548,679,898	$2,120,122,368
Gross unrealized gain	96,198,073	671,241,455
Gross unrealized loss	(25,647,003)	70,162,730
Net unrealized gain	$70,551,070	$601,078,725

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures and net mark to market gains (losses) on foreign currency contracts and differences in the tax treatment of underlying fund investments.

GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Portfolios’ and Underlying Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

39

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

8. OTHER RISKS (continued)

Energy Sector Risk — The Underlying MLP Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. As of February 28, 2019, the Enhanced Dividend Global Equity Portfolio invested 43.9% and 21.2% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large-capitalization U.S. issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500® Index at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the S&P 500® Index or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in non-U.S. issuers with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio.

As of February 28, 2019, the Tax-Advantaged Global Equity Portfolio invested 52.5% and 21.2% of its net assets in the Goldman Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Tax-Managed Equity Fund invests primarily in equity investments in U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in equity investments in non-U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

8. OTHER RISKS (continued)

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Portfolios’ investments in securities of issuers located in emerging market countries.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

41

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Enhanced Dividend Global Equity Portfolio

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	164,329	$1,958,065	324,709	$3,943,586
Reinvestment of distributions	37,624	415,198	26,616	319,508
Shares redeemed	(198,839)	(2,263,527)	(301,614)	(3,632,003)
	3,114	109,736	49,711	631,091
Institutional Shares
Shares sold	321,245	3,759,086	4,309,057	52,413,693
Reinvestment of distributions	79,759	892,604	1,640,101	19,845,526
Shares redeemed	(683,627)	(7,734,444)	(57,258,674)	(708,001,831)
	(282,623)	(3,082,754)	(51,309,516)	(635,742,612)
Class P Shares(a)
Shares sold	3,635,398	40,920,035	52,581,452	650,814,493
Reinvestment of distributions	2,289,136	25,502,863	295,701	3,566,150
Shares redeemed	(6,210,561)	(70,437,619)	(1,730,020)	(21,140,571)
	(286,027)	(4,014,721)	51,147,133	633,240,072
Class R6 Shares(b)
Shares sold	—	—	822	10,000
Reinvestment of distributions	38	424	8	97
Shares redeemed	—	—	—	3
	38	424	830	10,100

NET DECREASE	(565,498)	$(6,987,315)	(111,842)	$(1,861,349)

(a)	Commenced operations on April 17, 2018.
(b)	Commenced operations on December 29, 2017.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Tax-Advantaged Global Equity Portfolio

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	5,402	$74,986	8,348	$129,809
Reinvestment of distributions	612	8,663	428	6,733
Shares redeemed	(5,535)	(80,181)	(10,588)	(167,246)
	479	3,468	(1,812)	(30,704)
Institutional Shares
Shares sold	37,818	547,248	24,560,793	384,930,184
Reinvestment of distributions	25,730	373,925	2,094,566	32,779,960
Shares redeemed	(908,355)	(13,621,721)	(172,784,396)	(2,794,881,954)
	(844,807)	(12,700,548)	(146,129,037)	(2,377,171,810)
Class P Shares(a)
Shares sold	14,662,084	219,234,447	170,800,885	2,769,058,280
Reinvestment of distributions	3,693,484	51,683,171	—	—
Shares redeemed	(11,297,705)	(167,066,158)	(915,394)	(14,929,124)
	7,057,863	103,851,460	169,885,491	2,754,129,156
Class R6 Shares(b)
Shares sold	—	—	641	10,000
Reinvestment of distributions	14	191	—	—
	14	191	641	10,000

NET INCREASE	6,213,549	$91,154,571	23,755,283	$376,936,642

(a)	Commenced operations on April 17, 2018.
(b)	Commenced operations on December 29, 2017.

43

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Portfolio Expenses — Six Month Period Ended February 28, 2019 (Unaudited)

As a shareholder of Class A, Institutional, Class P or Class R6 Shares of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Institutional, Class P and Class R6 Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 through February 28, 2019, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Enhanced Dividend Global Equity Portfolio				Tax-Advantaged Global Equity Portfolio
Share Class	Beginning Account Value 9/01/18	Ending Account Value 2/28/19		Expenses Paid for the 6 Months Ended 2/28/19*	Beginning Account Value 9/01/18	Ending Account Value 2/28/19		Expenses Paid for the 6 Months Ended 2/28/19*
Class A
Actual	$1,000	$969.70		$2.59	$1,000	$947.40		$2.56
Hypothetical 5% return	1,000	1,022.17	+	2.66	1,000	1,022.17	+	2.66
Institutional
Actual	1,000	971.20		0.68	1,000	949.00		0.68
Hypothetical 5% return	1,000	1,024.10	+	0.70	1,000	1,024.10	+	0.70
Class P
Actual	1,000	971.20		0.64	1,000	949.00		0.63
Hypothetical 5% return	1,000	1,024.15	+	0.65	1,000	1,024.15	+	0.65
Class R6
Actual	1,000	970.30		0.64	1,000	948.70		0.63
Hypothetical 5% return	1,000	1,024.15	+	0.65	1,000	1,024.15	+	0.65

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	Class A	Institutional	Class P	Class R6
Enhanced Dividend Global Equity	0.53%	0.14%	0.13%	0.13%

Tax-Advantaged Global Equity	0.53	0.14	0.13	0.13

44

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.34 trillion in assets under supervision as of December 31, 2018 Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	N-11 Equity Fund
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund[4]
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on February 28, 2019, the Goldman Sachs Equity Growth Strategy Portfolio was renamed the Goldman Sachs Dynamic Global Equity Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*This	list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels James A. McNamara Roy W. Templin Gregory G. Weaver

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer

and Principal Accounting Officer

Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Portfolios will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect our judgment as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 28, 2019 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. Diversification does not protect an investor from market risk and does not ensure a profit.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2019 Goldman Sachs. All rights reserved. 162453-OTU-961806/TAGEDSAR-19/2.6K

Goldman Sachs Funds

Semi-Annual Report	February 28, 2019

Investor FundsSM
Money Market
Tax-Exempt Money Market

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Class I, Administration, Capital, Cash Management, Preferred, Premier, Resource, Select and Service shareholders or 800-526-7384 for Class A and Class C shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with a Fund’s transfer agent if you invest directly with the transfer agent.

Goldman Sachs Investor Funds

∎	MONEY MARKET

∎	TAX-EXEMPT MONEY MARKET

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS

Goldman Sachs Investor Funds

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Money Market Portfolio Management Team discusses the Goldman Sachs Investor Funds’ (the “Funds”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	What economic and market factors most influenced the money markets as a whole during the Reporting Period?

A	During the Reporting Period, taxable and tax-exempt money market yields remained low but continued to move higher as the Federal Reserve (“Fed”) tightened monetary policy. Fed officials raised the targeted federal funds rate twice — in September and December 2018 — such that at the end of the Reporting Period, it was in a range of between 2.25% and 2.50%. Other influences on the money markets during the Reporting Period were the continuation of the Fed’s balance sheet normalization and the dovish stance of most developed markets central banks. (Balance sheet normalization refers to the steps the Fed is taking to reverse quantitative easing and remove the substantial monetary accommodation it has provided to the economy since the financial crisis began in 2007. Dovish tends to imply lower interest rates; opposite of hawkish.)

When the Reporting Period started in September 2018, U.S. economic growth was robust, though some major economies, including those of the Eurozone, the U.K. and China, exhibited a gradual weakening trend. The Fed raised the targeted federal funds rate by 25 basis points, citing ongoing strength in the labor market and a pickup in household spending and business fixed investment. (A basis point is 1/100th of a percentage point.) The Fed’s dot plot pointed to another increase by the end of 2018 and three more during 2019. (The “dot plot” shows rate projections of the members of the Fed’s Open Market Committee.) Fed Chair Jerome Powell delivered an upbeat assessment of the U.S. economy, which supported market expectations for these additional Fed rate hikes in 2019. During the fourth quarter of 2018, investor concerns about slowing global economic growth momentum as well as tighter financial conditions weighed on financial markets. Global interest rates, which had risen for most of the calendar year, fell, as investors grew fearful about the possible end of the global economic cycle and as their expectations for Fed rate hikes diminished. In December 2018, Fed policymakers raised short-term interest rates by an additional 25 basis points, much as the market had expected, but lowered their projection for 2019 monetary policy tightening from three rate hikes to two. In January 2019, the Fed left monetary policy unchanged and also eliminated language about “further gradual increases in rates,” cementing investor expectations for a near-term pause in rate hikes. Fed Chair Powell emphasized that the U.S. central bank would be largely guided by inflation indicators as well as by the global economic growth backdrop and the potential for financial market volatility. During February 2019, the release of minutes from the Fed’s January meeting confirmed policymakers’ dovish tilt.

In the tax-exempt money markets, investment inflows increased slightly from approximately $130 billion in August 2018 to approximately $138 billion in February 2019. In December 2018 and January 2019, investment inflows had jumped to more than $140 billion amid a sell-off in the equity markets. During the Reporting Period overall, the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index, representing seven-day tax-exempt variable rate demand obligations, rose 18 basis points, from 1.56% on August 31, 2018 to 1.74% on February 28, 2019. The increase was driven primarily by the Fed’s rate hikes in September and December 2018. At the end of the Reporting Period, the ratio of the SIFMA Municipal Swap Index to one-month LIBOR was approximately 70% compared to its less than 71% average since 1997. (LIBOR, or the London Inter-Bank Offered Rate, is the interest rate that banks charge each other for short-term loans.)

Q	What key factors were responsible for the performance of the Funds during the Reporting Period?

A

The yields of the Goldman Sachs Investor Money Market Fund (“the taxable Fund”) and the Goldman Sachs Investor Tax-Exempt Money Market Fund (“the tax-exempt Fund”) rose during the Reporting Period, driven by the increase in money market yields, which occurred primarily because of the economic and market factors discussed above. The taxable and tax-exempt money market yield curves flattened, meaning yields on shorter-term maturities rose more than those on longer-term maturities. (Yield curve is a spectrum of interest rates based on maturities of varying lengths.)

1

PORTFOLIO RESULTS

Q	How did you manage the taxable Fund during the Reporting Period?

A

During the Reporting Period, the taxable Fund had investments in commercial paper, asset-backed commercial paper, repurchase agreements, government agency securities, U.S. Treasury securities, time deposits, certificates of deposit, short-term corporate obligations, municipal debt, floating rate securities and variable rate demand notes (“VRDNs”).

Rather consistent clarity from the Fed around potential September and December 2018 interest rate hikes led us to maintain a somewhat short weighted average maturity of between 32 and 40 days in the taxable Fund during the first four months of the Reporting Period. Purchases were focused on floating rate securities, asset-backed commercial paper and government agency securities, all of which helped us to manage duration. (Duration is the taxable Fund’s sensitivity to changes in interest rates). After the December rate hike, the Fed’s path became less clear to us. As a result, we lengthened the weighted average maturity of the taxable Fund to between 51 and 55 days during the last two months of the Reporting Period.

The weighted average maturity of a money market fund is a measure of its price sensitivity to changes in interest rates. Also known as effective maturity, weighted average maturity measures the weighted average of the maturity date of bonds held by a Fund, taking into consideration any available maturity shortening features.

Q	How did you manage the tax-exempt Fund during the Reporting Period?

A	The tax-exempt Fund had investments in VRDNs, short-term tax-exempt securities, non-financial tax-exempt commercial paper and other municipal securities during the Reporting Period.

During the first four months of the Reporting Period, we maintained a rather short weighted average maturity of between 14 and 20 days in the tax-exempt Fund in response to the Fed’s interest rate hikes. We extended the weighted average maturity of the tax-exempt Fund to between 23 and 25 days during the last two months of the Reporting Period. Overall, the tax-exempt Fund’s positioning was driven largely by the relative value of securities in the front, or short-term, end of the tax-exempt money market yield curve. Given the market’s muted expectations for Fed rate hikes in 2019 and the flatter tax-exempt money market yield curve, we looked for opportunities to extend the tax-exempt Fund’s duration, while maintaining adequate liquidity to take advantage of opportunities driven by market technicals (or supply and demand dynamics).

Q	How did you manage the Funds’ weighted average life during the Reporting Period?

A	During the Reporting Period, we managed the weighted average life of the taxable and tax-exempt Funds below 120 days. In the taxable Fund, we maintained a weighted average life in a range between 92 days and 103 days. In the tax-exempt Fund, we maintained a weighted average life in a range between 15 days and 25 days. The weighted average life of a money market fund is a measure of a money market fund’s price sensitivity to changes in liquidity and/or credit risk.

Under amendments to SEC Rule 2a-7 that became effective in May 2010, the maximum allowable weighted average life of a money market fund is 120 days. While one of the goals of the SEC’s money market fund rule is to reinforce conservative investment practices across the money market fund industry, our security selection process has long emphasized conservative investment choices.

Q	Did you make any changes to the Funds’ portfolios during the Reporting Period?

A	During the Reporting Period, we made adjustments to the Funds’ weighted average maturities and their allocations to specific investments based on then-current market conditions, our near-term view and anticipated and actual Fed monetary policy statements.

Q	What is the Funds’ tactical view and strategy for the months ahead?

A	At the end of the Reporting Period, we expected the elongated U.S. economic expansion to continue and considered market concerns around a near-term recession premature. However, we believed global economic growth was likely to moderate in 2019. More than 60% of the 32 economies for which we track manufacturing data closed 2018 with a lower reading than where they commenced the year. This contrasts with 2017 when almost 80% of these economies ended the year with higher readings. However, manufacturing activity remained in expansionary territory for 70% of these countries, in our view.

Regarding inflation, the moderation in crude oil prices in October 2018 is likely, we believe, to feed through to lower headline inflation in key economies in the short term. Meanwhile, we think cyclical improvements — namely, a

2

PORTFOLIO RESULTS

decline in unemployment rates and improving wage growth — could result in firmer core inflation in key developed economies. Potential downside inflation risks include slower than consensus anticipated economic growth and, therefore, stalling or declining labor market improvements, while potential upside risks include continued labor market improvements that lead to inflation or an increase in tariffs.

As for monetary policy, at the end of the Reporting Period, we had scaled back our expectations for 2019 Fed action from three interest rate hikes to one. We also anticipated a near-term pause in the Fed’s rate increases. Regarding other central banks, we expected the European Central Bank to start lifting its policy rates out of negative territory toward the end of 2019, though we thought low interest rates would continue for a prolonged period due to the subdued inflation outlook for the region. We also saw scope for monetary policy normalization in several other developed markets countries, including the U.K. once uncertainty about the country’s exit from the European Union subsides.

Overall, the taxable and tax-exempt Funds continue to be flexibly guided by shifting market conditions, and we have positioned them to seek to take advantage of anticipated interest rate movements. As always, we intend to continue to use our actively managed approach to seek the best possible return within the framework of our Funds’ investment guidelines and objectives. In addition, we will continue to manage interest, liquidity and credit risk daily. We will also continue to closely monitor economic data, Fed policy and any shifts in the taxable and tax-exempt money market yield curves, as we strive to navigate the interest rate environment.

RETAIL MONEY MARKET FUNDS

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

FUND BASICS

Investor Funds

as of February 28, 2019

PERFORMANCE REVIEW[1,2]

September 1, 2018–February 28, 2019	Fund Total Return (based on NAV)[3] Class I Shares	iMoneyNet Institutional Average[4]

Investor Money Market	1.16%	1.92%[5]
Investor Tax-Exempt Money Market	0.70	1.16	[6]
The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	The Money Market Fund offers seven separate classes of shares (Class I, Administration, Service, Resource, Cash Management, Class A and Class C Shares) and the Tax-Exempt Money Market Fund offers eleven separate classes of shares (Class I, Select, Preferred, Capital, Administration, Premier, Service, Resource, Cash Management, Class A and Class C Shares), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The Class I Shares do not have distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees. The Select, Preferred, Capital, Administration, Premier, Service, Resource, Cash Management, Class A and Class C Shares offer financial institutions the opportunity to receive fees for providing certain distribution, administrative support and/or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees (as applicable) at the following contractual rates: Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares pay 0.25%, Premier Shares pay 0.35%, Service Shares pay 0.50%, Resource Shares pay 0.65%, Cash Management Shares pay 0.80%, Class A Shares pay 0.25%, and Class C Shares pay 1.00%. If these fees were reflected in the above performance, performance would have been reduced. In addition, the Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The performance shown above reflects any waivers or reimbursements that were in effect for all or a portion of the periods shown. When waivers or reimbursements are in place, the Fund’s operating expenses are reduced and the Fund’s yield and total returns to the shareholder are increased.

[3]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s total return assumes the reinvestment of dividends and other distributions.

[4]	Source: iMoneyNet, Inc. February 2019.

[5]	First Tier Retail–Category includes only non-government retail funds that also are not holding any second-tier securities. Portfolio holdings of first-tier funds include US Treasury, US other, repos, time deposits, domestic bank obligations, foreign bank obligations, first-tier commercial paper, floating rate notes and asset-backed commercial paper.

[6]	Tax-Free National Retail–Category includes all retail national and state tax-free and municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds—6 months & less, put bonds—over 6 months, alternative minimum tax paper and other tax-free holdings. Consists of all funds in the National Tax-Free Retail and State-Specific Retail categories.

4

FUND BASICS

STANDARDIZED TOTAL RETURNS1,[2,7]

For the period ended 12/31/18	SEC 7-Day Current Yield[8]	One Year	Five Years	Ten Years	Since Inception	Inception Date

Investor Money Market	2.48%	1.96%	N/A	N/A	3.52%	1/29/16
Investor Tax-Exempt Money Market	1.54	1.24	0.45%	0.28%	1.73	7/19/94

[7]	The Standardized Total Returns are average annual or cumulative total returns (only if the performance period is one year or less) of Class I Shares as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. The SEC 7-Day Current Yield is not a Standardized Total Return.

Because Class I Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The yields and returns represent past performance. Past performance does not guarantee future results. The Funds’ investment yields and returns will fluctuate as market conditions change. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end yields and returns.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[8]	The SEC 7-Day Current Yield figures are as of December 31, 2018 and are calculated in accordance with securities industry regulations and do not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects a Fund’s current earnings than do the Standardized Total Return figures.

5

YIELD SUMMARY

SUMMARY OF THE CLASS I SHARES AS OF 2/28/19[1,2]

Fund	7-Day Dist. Yield[9]	SEC 7-Day Effective Yield[10]	30-Day Average Yield[11]	Weighted Avg. Maturity (days)[12]	Weighted Avg. Life (days)[13]

Investor Money Market	2.54%	2.57%	2.54%	51	95
Investor Tax-Exempt Money Market	1.57	1.58	1.45	23	23

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. The yield quotations more closely reflect the current earnings of the Fund. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[9]	The 7-Day Distribution Yield is an annualized measure of a Fund’s dividends per share, divided by the price per share. This yield can include capital gain/loss distribution, if any. This is not an SEC Yield.

[10]	The SEC 7-Day Effective Yield of a Fund is calculated in accordance with securities industry regulations and does not include net capital gains. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[11]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution.

[12]	A Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[13]	A Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

6

SECTOR ALLOCATIONS

INVESTOR MONEY MARKET FUND[14]

As of February 28, 2019

Security Type	Percentage of Net Assets

Certificates of Deposit	0.8%

Certificates of Deposit - Eurodollar	4.5

Certificates of Deposit - Yankeedollar	3.4

Commercial Paper & Corporate Obligations	34.1

Fixed Rate Municipal Debt Obligations	4.8

Repurchase Agreements	27.2

U.S. Treasury Obligations	4.1

Variable Rate Municipal Debt Obligations	2.4

Variable Rate Obligations	20.2

As of August 31, 2018

Security Type	Percentage of Net Assets

Certificates of Deposit - Eurodollar	1.7%

Certificates of Deposit - Yankeedollar	3.8

Commercial Paper & Corporate Obligations	35.1

Fixed Rate Municipal Debt Obligations	2.0

Repurchase Agreements	23.6

U.S. Treasury Obligations	9.4

Variable Rate Municipal Debt Obligations	3.3

Variable Rate Obligations	22.3

[14]	The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

7

SECTOR ALLOCATIONS

INVESTOR TAX-EXEMPT MONEY MARKET FUND[15]

As of February 28, 2019

Security Type	Percentage of Net Assets

Commercial Paper	13.6%

Revenue Anticipation Notes	1.6

Tax and Revenue Anticipation Note	1.3

Tax Anticipation Note	1.2

Variable Rate Obligations	82.2

As of August 31, 2018

Security Type	Percentage of Net Assets

Commercial Paper	15.9%

General Obligation	0.5

Revenue Anticipation Notes	1.9

Revenue Bond	0.1

Tax and Revenue Anticipation Note	0.6

Variable Rate Obligations	79.5

[15]	The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

8

Index Definitions

Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index is a seven-day high-grade market index comprised of tax-exempt variable rate demand obligations with certain characteristics. The Index is calculated and published by Bloomberg. The Index is overseen by SIFMA’s municipal swap index committee.

It is not possible to invest directly in an unmanaged index.

9

INVESTOR MONEY MARKET FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – 34.1%
Albion Capital LLC
$10,607,000	2.516%		03/01/19	$10,607,000
1,500,000	2.570		03/28/19	1,497,154
Antalis S.A.
8,294,000	2.806		04/10/19	8,268,657
ANZ New Zealand International Ltd. (London)
6,050,000	2.811		03/08/19	6,046,765
Atlantic Asset Securitization LLC
6,000,000	2.839		03/04/19	5,998,610
2,000,000	2.871		03/11/19	1,998,439
4,000,000	2.911		03/21/19	3,993,666
Banque et Caisse d’Epargne de l’Etat
2,000,000	2.696	(a)	05/07/19	1,990,173
4,000,000	2.662	(a)	07/01/19	3,964,756
Barclays US CCP Funding LLC
3,500,000	2.910		03/07/19	3,498,337
2,000,000	2.709		03/26/19	1,996,306
Barton Capital S.A.
10,000,000	2.798		04/16/19	9,964,989
CAFCO, LLC
4,000,000	3.015		07/01/19	3,960,282
4,000,000	2.818		08/01/19	3,953,420
Cancara Asset Securitisation LLC
3,500,000	2.903		03/22/19	3,494,202
1,500,000	2.901		04/30/19	1,492,950
1,026,000	3.005		05/28/19	1,018,676
Cancara Asset Securitisation Ltd.
3,000,000	3.037		06/03/19	2,976,892
Chariot Funding LLC
6,000,000	3.037		07/08/19	5,936,575
China Construction Bank Corp.
1,050,000	3.044		04/08/19	1,046,697
CNPC Finance (HK) Ltd.
3,000,000	2.968		03/14/19	2,996,837
Coca-Cola Company (The)
2,000,000	2.822		02/11/20	1,947,757
Collateralized Commercial Paper II Co., LLC
5,000,000	2.984		07/08/19	4,948,042
993,000	3.309		11/25/19	969,553
Dexia Credit Local-New York Branch
3,500,000	2.644		05/07/19	3,483,324
5,000,000	2.866		10/10/19	4,914,207
DNB Bank ASA
10,000,000	2.434		03/06/19	9,996,667
Erste Abwicklungsanstalt
10,000,000	2.584		05/08/19	9,952,117
Federation des caisses Desjardins du Quebec
3,000,000	3.102		08/13/19	2,958,887
3,000,000	2.803		02/25/20	2,919,076
First Abu Dhabi Bank P.J.S.C.
4,000,000	2.736		05/06/19	3,980,347
4,000,000	2.762		06/05/19	3,971,200
Industrial & Commercial Bank of China Ltd.-New York Branch
4,250,000	3.066		04/15/19	4,234,062
J.P. Morgan Securities LLC
2,000,000	2.992		06/03/19	1,984,855
6,000,000	3.012		08/01/19	5,925,540

Commercial Paper and Corporate Obligations – (continued)
Liberty Street Funding LLC
6,000,000	2.859		04/04/19	5,984,133
LMA-Americas LLC
4,000,000	2.870		03/05/19	3,998,751
1,500,000	2.900		03/08/19	1,499,172
Longship Funding LLC
3,000,000	2.592		04/02/19	2,993,200
8,000,000	2.617		04/23/19	7,969,731
Macquarie Bank Ltd.
2,400,000	2.807		04/10/19	2,392,667
Manhattan Asset Funding Company LLC
1,250,000	2.498		03/21/19	1,248,292
Matchpoint Finance PLC
5,000,000	2.516		03/07/19	4,997,933
2,000,000	2.807		04/18/19	1,992,720
3,500,000	3.004		05/13/19	3,479,276
3,000,000	3.029		05/20/19	2,980,333
3,000,000	3.030		06/03/19	2,976,892
Mercy Health
2,000,000	2.662		03/18/19	1,997,525
Metlife Short Term Funding LLC
3,000,000	2.816		07/24/19	2,966,892
Mitsubishi UFJ Trust and Banking Corp.
5,000,000	2.777		04/16/19	4,982,622
4,000,000	2.813		05/09/19	3,978,917
National Securities Clearing Corp.
3,500,000	3.245		12/13/19	3,413,501
4,000,000	3.137		01/02/20	3,897,667
Natixis-New York Branch
6,000,000	3.006		07/01/19	5,940,627
Nieuw Amsterdam Receivables Corp.
2,000,000	2.617		04/03/19	1,995,288
3,000,000	2.562		04/08/19	2,992,020
1,673,000	2.562	(b)	04/09/19	1,668,433
Old Line Funding Corp.
3,500,000	3.057		06/17/19	3,468,815
Ridgefield Funding Company LLC
4,000,000	2.828		04/16/19	3,985,842
7,500,000	3.089		06/10/19	7,436,875
3,000,000	3.015		07/08/19	2,968,503
Skandinaviska Enskilda Banken AB
4,000,000	2.742		11/13/19	3,924,328
State of the Netherlands (The)
12,000,000	2.455	(b)	03/07/19	11,995,160
Sumitomo Mitsui Trust Bank, Ltd.-Singapore Branch
5,000,000	2.873		03/20/19	4,992,585
6,000,000	2.907		05/03/19	5,970,180
Swedbank AB
9,000,000	2.763		05/16/19	8,948,700
Thunder Bay Funding, LLC
3,500,000	3.057		06/17/19	3,468,815
3,000,000	3.046		06/26/19	2,971,140
Toronto-Dominion Bank (The)
2,200,000	3.136		10/18/19	2,157,650
Versailles Commercial Paper LLC
3,000,000	2.788		03/01/19	3,000,000
2,000,000	2.821		03/04/19	1,999,533

10	The accompanying notes are an integral part of these financial statements.

INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – (continued)
Versailles Commercial Paper LLC – (continued)
$8,000,000	2.965%		04/08/19	$7,975,511
Victory Receivables Corp.
3,000,000	2.859		03/05/19	2,999,067

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$303,496,313

Certificate of Deposit – 0.8%
Branch Banking and Trust Company
$7,000,000	2.410%		03/05/19	$7,000,000

Certificates of Deposit-Eurodollar – 4.5%
Credit Industriel et Commercial
$8,000,000	2.900%		08/01/19	$7,902,871
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
5,000,000	2.595		06/28/19	4,957,478
KBC Bank NV
4,000,000	2.750		04/25/19	4,000,000
4,500,000	2.620	(b)	07/01/19	4,500,076
5,500,000	2.770		07/01/19	5,500,000
Mitsubishi UFJ Trust and Banking Corp.
5,000,000	2.705		05/07/19	4,975,001
Sumitomo Mitsui Trust Bank Ltd.
4,000,000	2.795		05/24/19	3,974,154
4,000,000	2.835		07/31/19	3,952,793

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR				$39,762,373

Certificates of Deposit-Yankeedollar – 3.4%
Banco Del Estado De Chile
$4,000,000	2.970%		08/09/19	$4,000,000
Mizuho Bank, Ltd.-New York Branch
6,000,000	2.710		09/20/19	6,000,000
MUFG Bank, Ltd.
4,500,000	2.840		02/24/20	4,500,000
National Bank of Kuwait S.A.K.P
3,000,000	2.800		03/01/19	3,000,000
2,250,000	2.850		04/29/19	2,250,000
3,000,000	2.900		05/20/19	3,000,000
Natixis-New York Branch
3,100,000	2.900		08/12/19	3,100,000
Sumitomo Mitsui Trust Bank Ltd.
4,000,000	2.820		03/19/19	4,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$29,850,000

Fixed Rate Municipal Debt Obligations – 4.8%
Banque Federative du Credit Mutuel
$2,000,000	1.900	%(a)	03/28/19	$1,998,386
1,000,000	2.000	(a)	04/12/19	998,696

Fixed Rate Municipal Debt Obligations – (continued)
Cooperatieve Rabobank UA
4,000,000	2.250		01/14/20	3,978,990
Credit Agricole S.A.
1,300,000	2.500	(a)	04/15/19	1,299,836
Credit Suisse AG-New York Branch
4,000,000	5.300		08/13/19	4,046,127
ING Bank NV
2,000,000	2.500	(a)	10/01/19	1,991,009
Santander UK PLC
2,000,000	2.500		03/14/19	1,999,762
Skandinaviska Enskilda Banken AB
3,000,000	2.375	(a)	03/25/19	2,999,221
Sumitomo Mitsui Banking Corp.
6,000,000	2.514		01/17/20	5,978,808
Svenska Handelsbanken AB
5,000,000	2.250		06/17/19	4,993,870
Wells Fargo Bank N.A.
5,000,000	1.750		05/24/19	4,986,560
3,000,000	2.150		12/06/19	2,974,946
Westpac Banking Corp.
4,000,000	1.600		08/19/19	3,978,750

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS				$42,224,961

U.S. Treasury Obligations – 4.1%
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.00%)
$12,300,000	2.420	%(c)	01/31/20	$12,297,529
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
8,500,000	2.453	(c)	04/30/20	8,500,468
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
15,700,000	2.463	(c)	07/31/20	15,698,772

TOTAL U.S. TREASURY OBLIGATIONS				$36,496,769

Variable Rate Municipal Debt Obligations(d) – 2.4%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$2,000,000	2.420%		03/07/19	$2,000,000
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(a)
4,000,000	2.500		03/01/19	4,000,000
BlackRock MuniVest Fund II, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(a)
4,000,000	2.500		03/01/19	4,000,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
2,970,000	2.440		03/07/19	2,970,000
Providence St. Joseph Health Obligated Group VRDN Series 16G (Bank of Tokyo-Mitsubishi UFJ, LOC)
5,000,000	2.460		03/07/19	5,000,000

The accompanying notes are an integral part of these financial statements.	11

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Municipal Debt Obligations(d) – (continued)
Regents of the University of California VRDN RB Taxable Series 2011 Z-1
$3,530,000	2.380%		03/07/19	$3,530,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$21,500,000

Variable Rate Obligations(c) – 20.2%
Australia & New Zealand Banking Group Ltd. (3 Mo. LIBOR + 0.25%)
$2,160,000	3.054	%(a)	12/19/19	$2,163,641
Australia & New Zealand Banking Group Ltd. (3 Mo. LIBOR + 0.66%)
1,255,000	3.484	(a)	09/23/19	1,259,661
Banco Del Estado De Chile (3 Mo. LIBOR + 0.07%)
4,000,000	2.860		03/21/19	4,000,000
Banco Del Estado De Chile (3 Mo. LIBOR + 0.08%)
1,500,000	2.851		07/25/19	1,500,000
Bank of America, N.A. (1 Mo. LIBOR + 0.20%)
5,000,000	2.709		05/01/19	5,000,000
Bank of Montreal (1 Mo. LIBOR + 0.40%)
3,500,000	2.917		12/10/19	3,500,000
Bank of Montreal (3 Mo. LIBOR + 0.21%)
3,500,000	2.946		11/01/19	3,500,000
Bank of Montreal (3 Mo. LIBOR + 0.33%)
5,000,000	3.106		06/12/19	5,002,678
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.08%)
8,000,000	2.904	(a)	06/24/19	8,000,000
Bedford Row Funding Corp. (1 Mo. LIBOR + 0.19%)
4,000,000	2.671	(a)	05/22/19	4,000,000
Bedford Row Funding Corp. (3 Mo. LIBOR + 0.16%)
6,000,000	2.939	(a)	01/10/20	6,000,000
BNZ International Funding Ltd. (3 Mo. LIBOR + 0.25%)
2,251,000	3.045	(a)	04/05/19	2,251,000
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.35%)
2,500,000	2.864		11/05/19	2,500,000
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.40%)
6,500,000	2.917		12/10/19	6,500,000
Cooeperatieve Rabobank U.A. (1 Mo. LIBOR + 0.28%)
3,500,000	2.773		05/29/19	3,500,000
Credit Suisse AG (3 Mo. LIBOR + 0.25%)
4,700,000	3.054		01/08/20	4,700,000
Credit Suisse AG-New York Branch (1 Mo. LIBOR + 0.22%)
4,000,000	2.737		12/09/19	4,000,000
HSBC Bank PLC (1 Mo. LIBOR + 0.27%)
7,000,000	2.751	(a)	05/22/19	7,000,000
ING (U.S.) Funding LLC (3 Mo. LIBOR + 0.11%)
2,000,000	2.807		05/10/19	2,000,000
J.P. Morgan Securities LLC (1 Mo. LIBOR + 0.32%)
3,000,000	2.800	(a)	07/17/19	3,000,000
Macquarie Bank Ltd. (3 Mo. LIBOR + 0.35%)
1,750,000	3.138	(a)	03/15/19	1,750,165
Mizuho Bank, Ltd.-New York Branch (3 Mo. LIBOR + 0.05%)
6,000,000	2.830		07/18/19	6,000,000
Mizuho Bank, Ltd.-New York Branch (3 Mo. LIBOR + 0.08%)
4,000,000	2.867		07/15/19	4,000,000

Variable Rate Obligations(c) – (continued)
Natixis-New York Branch (3 Mo. LIBOR + 0.18%)
2,000,000	2.847		06/06/19	2,000,000
Nordea Bank AB (1 Mo. LIBOR + 0.15%)
7,000,000	2.659		04/01/19	7,000,000
Nordea Bank AB (3 Mo. LIBOR + 0.20%)
260,000	2.978		03/14/19	260,015
Old Line Funding Corp. (1 Mo. LIBOR + 0.37%)
4,269,000	2.884	(a)	03/04/19	4,269,152
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.21%)
4,000,000	2.989		10/24/19	4,000,000
Societe Generale (3 Mo. LIBOR + 0.16%)
2,000,000	2.939		04/24/19	2,000,000
Societe Generale (3 Mo. LIBOR + 0.21%)
3,500,000	2.849		03/03/20	3,500,000
Societe Generale (3 Mo. LIBOR + 0.41%)
3,400,000	3.211	(a)	12/18/19	3,400,000
Standard Chartered Bank (3 Mo. LIBOR + 0.06%)
6,000,000	2.850		03/21/19	6,000,000
Standard Chartered Bank (3 Mo. LIBOR + 0.21%)
2,000,000	2.884		06/10/19	2,000,000
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.19%)
6,000,000	2.674		03/26/19	6,000,598
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.10%)
5,000,000	2.897		04/12/19	5,000,000
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.31%)
3,000,000	3.090		10/18/19	3,002,525
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.31%)
1,500,000	2.800		08/23/19	1,500,000
Svenska Handelsbanken AB (1 Mo. LIBOR + 0.34%)
2,000,000	2.821		11/22/19	2,000,000
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.11%)
4,000,000	2.934		09/23/19	4,000,000
Toyota Finance Australia Limited (3 Mo. LIBOR + 0.08%)
1,000,000	2.863		07/02/19	1,000,000
Toyota Motor Credit Corp. (3 Mo. LIBOR + 0.10%)
3,500,000	2.883		01/10/20	3,493,979
Toyota Motor Finance (Netherlands) B.V. (3 Mo. LIBOR + 0.09%)
5,000,000	2.880		03/18/19	5,000,000
U.S. Bank N.A. (3 Mo. LIBOR + 0.15%)
4,000,000	2.801		05/24/19	4,000,919
UBS AG-London Branch (3 Mo. LIBOR + 0.00%)
4,000,000	2.824	(a)	09/24/19	4,000,000
UBS AG-London Branch (3 Mo. LIBOR + 0.12%)
2,000,000	2.871	(a)	06/05/19	2,000,000
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.30%)
3,000,000	2.790		07/23/19	3,000,000
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.39%)
3,000,000	2.903		12/09/19	3,000,000
Westpac Banking Corp. (3 Mo. LIBOR + 0.10%)
4,000,000	2.892	(a)	09/20/19	4,000,000
Westpac Banking Corp. (3 Mo. LIBOR + 0.18%)
3,000,000	2.924	(a)	10/31/19	3,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$179,554,333

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$659,884,749

12	The accompanying notes are an integral part of these financial statements.

INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(e) – 27.2%
BNP Paribas (OBFR + 0.20%)
$5,000,000	2.600	%(c)	03/07/19	$5,000,000
Maturity Value: $5,259,277
Settlement Date: 03/24/17

Collateralized by mortgage-backed obligations, 4.640% to
6.090%, due 04/25/24 to 10/25/48, various corporate security issuers, 4.250% to 10.750%, due 05/13/19 to 12/31/99 and
various sovereign debt security issuers, 4.250% to 8.875%, due
04/15/24 to 04/14/26. The aggregate market value of the
collateral, including accrued interest, was $5,551,925.

Citigroup Global Markets, Inc. (3 Mo. LIBOR + 0.43%)
6,000,000	3.209	(c)	06/03/19	6,000,000
Maturity Value: $6,146,007
Settlement Date: 09/10/18

Collateralized by mortgage-backed obligations, 4.259% to
5.739%, due 10/15/21 to 12/15/37 and various asset-backed
obligations, 0.000% to 8.360%, due 08/15/21 to 03/25/45. The aggregate market value of the collateral, including accrued
interest, was $6,600,003.

Joint Repurchase Agreement Account III
216,100,000	2.595		03/01/19	216,100,000
Maturity Value: $216,115,577

Merrill Lynch, Pierce, Fenner & Smith, Inc. (OBFR + 0.30%)
9,000,000	2.700	(c)	04/04/19	9,000,000
Maturity Value: $9,036,450
Settlement Date: 02/14/19

Collateralized by mortgage-backed obligations, 3.184% to
9.240%, due 01/25/24 to 05/25/57 and various asset-backed
obligations, 2.370% to 3.869%, due 03/15/23 to 07/26/66. The aggregate market value of the collateral, including accrued
interest, was $10,350,001.

Wells Fargo Securities LLC (3 Mo. LIBOR + 0.20%)
6,000,000	2.890	(c)	05/10/19	6,000,000
Maturity Value: $6,057,800
Settlement Date: 01/10/19
Collateralized by various asset-backed obligations, 1.750% to 8.151%, due 05/17/21 to 01/17/38. The aggregate market value of the collateral, including accrued interest, was $6,600,000.

TOTAL REPURCHASE AGREEMENTS				$242,100,000

TOTAL INVESTMENTS – 101.5%				$901,984,749

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%				(12,997,812)

NET ASSETS – 100.0%				$888,986,937

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion represents a forward commitment.

(c)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2019.

(d)	Rate shown is that which is in effect on February 28, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Unless noted, all repurchase agreements were entered into on February 28, 2019. Additional information on Joint Repurchase Agreement Account III appears on page 21.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	—General Obligation
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MMY	—Money Market Yield
OBFR	—Overnight Bank Funding Rate
RB	—Revenue Bond
RMKT	—Remarketed
SPA	—Stand-by Purchase Agreement
T-Bill	—Treasury Bill
VRDN	—Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.	13

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – 99.9%
Alabama – 3.2%
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 2014 C(a)
$10,000,000	1.770%	03/01/19	$10,000,000
Huntsville Health Care Authority CP Series 2019 A-2
13,410,000	1.670	03/01/19	13,410,000
6,550,000	1.560	05/02/19	6,550,000
Mobile IDB VRDN PCRB for Alabama Power Co. Barry Plant Project Series 2007 C RMKT(a)
11,500,000	1.830	03/07/19	11,500,000

			41,460,000

Alaska – 3.8%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Refunding Series 2009 D RMKT (Bank of America N.A., SPA)
8,575,000	1.710	03/07/19	8,575,000
Alaska Housing Finance Corp. VRDN RB Refunding for Governmental Purpose Series 2001 B RMKT(a)
25,480,000	1.720	03/07/19	25,480,000
Alaska Housing Finance Corp. VRDN RB State Capital Project Series 2002 C RMKT(a)
4,120,000	1.730	03/07/19	4,120,000
City of Valdez Marine Terminal VRDN RB Refunding for ExxonMobil Project Series 2001 (GTY AGMT – Exxon Mobil Corp.)(a)
9,920,000	1.720	03/01/19	9,920,000

			48,095,000

Arizona – 0.2%
Arizona Health Facilities Authority VRDN RB for Banner Health Series 2015 C RMKT (Bank of America N.A., LOC)(a)
450,000	1.720	03/01/19	450,000
Arizona Health Facilities Authority VRDN RB Refunding for Banner Health Series 2008 F (JPMorgan Chase Bank N.A., LOC)
1,350,000	1.770	03/07/19	1,350,000
Arizona Health Facilities Authority VRDN RB Refunding for Banner Health Series 2008 G (Wells Fargo Bank N.A., LOC)(a)
650,000	1.770	03/07/19	650,000
City of Phoenix IDA Health Care Facilities VRDN RB for Mayo Clinic Series 2014 B (Wells Fargo Bank N.A., SPA) (GTY AGMT – Mayo Clinic)
400,000	1.650	03/01/19	400,000

			2,850,000

California – 0.2%
State of California GO VRDN Refunding SIFMA Index Series 2012 B (SIFMA + 1.00%)
3,000,000	2.740	05/01/19	3,000,000

Colorado – 5.5%
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A RMKT (Landesbank Hessen- Thueringen Girozentrale, SPA)(a)
6,075,000	1.760	03/07/19	6,075,000

Municipal Debt Obligations – (continued)
Colorado – (continued)
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2005 A RMKT (Mizuho Bank, Ltd., SPA)(a)
9,075,000	1.780	03/07/19	9,074,621
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2006 B RMKT (Landesbank Hessen- Thueringen Girozentrale, SPA)(a)
1,400,000	1.830	03/07/19	1,400,000
City of Colorado Springs Utilities System VRDN RB Series 2008 A (U.S. Bank N.A., SPA)(a)
795,000	1.800	03/07/19	795,000
City of Colorado Springs Utilities System VRDN RB Series 2010 C RMKT (Barclays Bank PLC, SPA)(a)
8,535,000	1.710	03/07/19	8,535,000
City of Colorado Springs Utilities System VRDN RB Series 2012 A (U.S. Bank N.A., SPA)(a)
12,720,000	1.710	03/07/19	12,720,000
Colorado Health Facilities Authority VRDN RB for SCL Health System Series 2016 B (Wells Fargo Bank N.A., LIQ)(a)
12,200,000	1.750	03/07/19	12,200,000
Colorado Health Facilities Authority VRDN RB for SCL Health System Series 2016 D (Wells Fargo Bank N.A., LIQ)(a)
5,600,000	1.750	03/07/19	5,600,000
Colorado Housing & Finance Authority VRDN RB Refunding for Single Family Mortgage Class I Series 2001 AA-2 (Sumitomo Mitsui Banking Corp., LOC)(a)
9,365,000	1.800	03/07/19	9,365,000
University of Colorado Hospital Authority VRDN RB Refunding Series 2017 B-1(a)
490,000	1.710	03/07/19	490,000
University of Colorado Hospital Authority VRDN RB Refunding Series 2017 B-2(a)
3,770,000	1.710	03/07/19	3,770,000

			70,024,621

Connecticut – 3.7%
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2012 Subseries B-3 (Royal Bank of Canada, SPA)(a)
8,920,000	1.740	03/07/19	8,920,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2013 Subseries B-6 (Bank of Tokyo-Mitsubishi UFJ, SPA)(a)
3,650,000	1.730	03/07/19	3,650,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2014 Subseries C-2 RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)(a)
9,675,000	1.760	03/07/19	9,675,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2016 Subseries E-3 (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
24,220,000	1.760	03/07/19	24,220,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2017 Subseries A-3 (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
675,000	1.780	03/07/19	675,000

			47,140,000

14	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Delaware – 1.2%
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2010 B(a)
$15,415,000	1.800%	03/07/19	$15,415,000

District of Columbia – 3.8%
District of Columbia CP Series 2019 A-2
10,100,000	1.950	03/04/19	10,100,000
5,000,000	1.800	04/03/19	5,000,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-2 (TD Bank N.A., SPA)(a)
15,315,000	1.730	03/07/19	15,315,000
Metropolitan Washington Airports Authority Airport System CP Series 2019-1
1,250,000	1.520	03/21/19	1,249,913
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2009 D Subseries D-1 (TD Bank N.A., LOC)(a)
1,750,000	1.820	03/07/19	1,750,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2009 D Subseries D-2 (TD Bank N.A., LOC)(a)
14,300,000	1.700	03/01/19	14,300,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2010 C Subseries C-2 RMKT (Sumitomo Mitsui Banking Corp., LOC)(a)
750,000	1.710	03/07/19	750,000

			48,464,913

Florida – 6.2%
City of Gainesville Utilities System VRDN RB Refunding Series 2007 A RMKT (State Street Bank & Trust Co., SPA)(a)
15,965,000	1.800	03/07/19	15,965,000
City of Gainesville Utilities System VRDN RB Refunding Series 2012 B RMKT (Citibank N.A., SPA)(a)
24,525,000	1.800	03/07/19	24,525,000
Orlando Utilities Commission VRDN RB Water Utility Improvements Series 2008-2 RMKT (TD Bank N.A., SPA)(a)
26,150,000	1.700	03/07/19	26,150,000
Pinellas County Health Facilities Authority VRDN RB Refunding for BayCare Health System Series 2009 A2 (Northern Trust Co., LOC)(a)
12,905,000	1.740	03/07/19	12,905,000

			79,545,000

Georgia – 2.7%
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 B-1(a)
2,300,000	1.700	03/07/19	2,300,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 B-2(a)
1,755,000	1.700	03/07/19	1,755,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 B-3(a)
975,000	1.710	03/07/19	975,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 C-1 RMKT(a)
19,875,000	1.780	03/07/19	19,875,000

Municipal Debt Obligations – (continued)
Georgia – (continued)
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 C-5 RMKT(a)
9,725,000	1.780	03/07/19	9,725,000

			34,630,000

Illinois – 3.6%
Illinois Educational Facilities Authority VRDN RB for University of Chicago Series 2003 B(a)
300,000	1.730	03/07/19	300,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2004 Subseries C(a)
8,200,000	1.740	03/07/19	8,200,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B(a)
2,200,000	1.730	03/07/19	2,200,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B(a)
723,000	1.730	03/07/19	723,000
Illinois Finance Authority VRDN RB Refunding for Northwestern Memorial Hospital Series 2007 A-1 (JPMorgan Chase Bank N.A., SPA)
1,400,000	1.720	03/01/19	1,400,000
Illinois Finance Authority VRDN RB Refunding for Northwestern Memorial Hospital Series 2007 A-3 (JPMorgan Chase Bank N.A., SPA)(a)
1,540,000	1.720	03/01/19	1,540,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C(a)
615,000	1.730	03/07/19	615,000
Illinois Health Facilities Authority VRDN RB Refunding for Evanston Hospital Corp. Series 1996 RMKT (JPMorgan Chase Bank N.A., SPA)(a)
16,100,000	1.790	03/07/19	16,100,000
Illinois Housing Development Authority VRDN Homeowner Mortgage RB Series 2018 Subseries A-2 (GNMA/FNMA/ FHLMC)(FHLB, SPA)(a)
895,000	1.730	03/07/19	895,000
Illinois Toll Highway Authority VRDN RB Senior Priority Series 2007 A-1B RMKT (Bank of America N.A., LOC)(a)
9,400,000	1.750	03/07/19	9,400,000
Joliet Regional Port District VRDN Marine Terminal RB Refunding for Exxon Project Series 1989(a)
4,500,000	1.720	03/01/19	4,500,000

			45,873,000

Indiana – 0.4%
Indiana Finance Authority VRDN RB for Ascension Health Senior Credit Group Series 2008 E-4
3,000,000	1.760	03/07/19	3,000,000
Indiana Health Facility Financing Authority VRDN RB Refunding for Ascension Health Credit Group Series 2003 E-6(a)
2,100,000	1.760	03/07/19	2,100,000

			5,100,000

The accompanying notes are an integral part of these financial statements.	15

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Louisiana – 0.9%
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 A(a)
$4,700,000	1.720%	03/01/19	$4,700,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 B(a)
4,000,000	1.720	03/01/19	4,000,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Series 2011(a)
2,850,000	1.720	03/01/19	2,850,000

			11,550,000

Maryland – 0.2%
Maryland State Economic Development Corp. VRDN RB Refunding for Howard Hughes Medical Institute Project Series 2008 B(a)
2,360,000	1.750	03/07/19	2,360,000

Massachusetts – 9.1%
Commonwealth of Massachusetts GO RANS Series 2018 A
5,000,000	4.000	04/25/19	5,016,754
Commonwealth of Massachusetts GO RANS Series 2018 C
5,000,000	4.000	06/20/19	5,032,753
Commonwealth of Massachusetts GO VRDN for Central Artery/ Ted Williams Tunnel Infrastructure Loan Act Series 2000 A RMKT (Citibank N.A., SPA)(a)
14,550,000	1.710	03/07/19	14,550,000
Commonwealth of Massachusetts GO VRDN Refunding Series 2001 C RMKT (Barclays Bank PLC, SPA)
1,300,000	1.770	03/07/19	1,300,000
Massachusetts Bay Transportation Authority VRDN RB Refunding for General Transportation System Series 2000 A-2 RMKT (Barclays Bank PLC, SPA)(a)
15,270,000	1.750	03/07/19	15,270,000
Massachusetts Health & Educational Facilities Authority CP Series 2019 EE
24,750,000	1.750	10/02/19	24,750,000
10,000,000	1.750	10/03/19	10,000,000
6,750,000	1.750	10/10/19	6,750,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Series 2000 Y(a)
2,000,000	1.680	03/07/19	2,000,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Massachusetts Institute of Technology Series 2001 J-1
1,280,000	1.700	03/07/19	1,280,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (Wells Fargo Bank N.A., SPA)(a)
5,300,000	1.720	03/01/19	5,300,000

Massachusetts State Development Finance Agency VRDN RB for
Partners HealthCare Systems Series 2011 K-2 (Barclays Bank,
SPA) (GTY AGMT – Brigham and Women’s Hospital, Inc.,
Faulkner Hospital, Massachusetts General Hospital and The
General Hospital Corp.)(a)

7,800,000	1.690	03/07/19	7,800,000
Massachusetts Water Resources Authority CP Series 1999 A-2
6,750,000	1.860	05/02/19	6,750,000

Municipal Debt Obligations – (continued)
Massachusetts – (continued)
Massachusetts Water Resources Authority VRDN RB Refunding Series 2008 A-1 RMKT (JP Morgan Chase Bank SPA)(a)
355,000	1.720	03/07/19	355,000
Massachusetts Water Resources Authority VRDN RB Refunding Subordinated General Series 2008 A-3 RMKT (Wells Fargo Bank N.A. SPA)(a)
1,725,000	1.720	03/07/19	1,725,000
Massachusetts Water Resources Authority VRDN RB Refunding Subordinated General Series 2008 E (JPMorgan Chase Bank N.A., SPA)(a)
9,240,000	1.760	03/07/19	9,240,000

			117,119,507

Michigan – 6.4%
Michigan Finance Authority State Aid RN Series 2018 A-1 (State Aid Withholding)
10,000,000	4.000	08/20/19	10,104,189
Michigan Finance Authority VRDN RB Refunding for Hospital Project Ascension Senior Credit Group Series 2016 E-2(a)
7,690,000	1.770	03/07/19	7,690,000
Michigan State University VRDN RB General Series 2000 A (Northern Trust Co., SPA)(a)
1,330,000	1.780	03/07/19	1,330,000
Michigan State University VRDN RB General Series 2005 (Royal Bank of Canada, SPA)(a)
13,145,000	1.780	03/07/19	13,145,000
Michigan State University VRDN RB Refunding for General Series 2003 A (Northern Trust Co., SPA)(a)
21,415,000	1.780	03/07/19	21,415,000
Regents of the University of Michigan VRDN RB Refunding General Series 2012 D-1(a)
635,000	1.570	03/01/19	635,000
Regents of the University of Michigan VRDN RB Refunding Series 2012 A(a)
16,500,000	1.680	03/07/19	16,500,000
University of Michigan CP Series 2019 K-1
4,135,000	1.400	04/02/19	4,135,000
6,675,000	1.420	04/09/19	6,675,000

			81,629,189

Minnesota – 3.0%
County of Hennepin GO VRDN Series 2017 B (U.S. Bank N.A., SPA)(a)
23,545,000	1.720	03/07/19	23,545,000
Minnesota Higher Education Facilities Authority VRDN RB Refunding for Carleton College Series 2005 Six D (JPMorgan Chase Bank N.A., SPA)(a)
4,630,000	1.770	03/07/19	4,630,000
University of Minnesota CP Series 2019 H
9,800,000	1.700	05/01/19	9,800,000

			37,975,000

Mississippi – 2.1%
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 C (GTY AGMT-Chevron Corp.)(a)
170,000	1.690	03/01/19	170,000

16	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Mississippi – (continued)
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 C (GTY AGMT-Chevron Corp.)(a)
$220,000	1.780%	03/07/19	$220,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 G (GTY AGMT- Chevron Corp.)(a)
325,000	1.690	03/01/19	325,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 E (GTY AGMT – Chevron Corp.)(a)
8,000,000	1.720	03/01/19	8,000,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 A (GTY AGMT – Chevron Corp.)(a)
1,800,000	1.720	03/01/19	1,800,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 D (GTY AGMT – Chevron Corp.)(a)
7,900,000	1.720	03/01/19	7,900,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 A (GTY AGMT – Chevron Corp.)(a)
340,000	1.770	03/07/19	340,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 B (GTY AGMT – Chevron Corp.)(a)
3,735,000	1.770	03/07/19	3,735,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 E (GTY AGMT – Chevron Corp.)(a)
700,000	1.780	03/07/19	700,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 J (GTY AGMT – Chevron Corp.)(a)
3,600,000	1.720	03/01/19	3,600,000

			26,790,000

Missouri – 2.7%
Curators University of Missouri CP Series 2019-A
18,300,000	1.680	06/05/19	18,300,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Foundation Series 2004 A (Northern Trust Co., SPA)(a)
10,550,000	1.710	03/01/19	10,550,000
Missouri Health & Educational Facilities Authority VRDN RB for Ascension Health Senior Credit Group Series 2008 C4(a)
335,000	1.770	03/07/19	335,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2008 A (BJC Health System, LIQ)
1,350,000	1.700	03/07/19	1,350,000
Missouri Health & Educational Facilities Authority VRDN RB Refunding for Ascension Health Credit Group Series 2003 C-2 RMKT(a)
4,470,000	1.750	03/07/19	4,470,000

			35,005,000

Municipal Debt Obligations – (continued)
Multi-State – 2.8%
Federal Home Loan Mortgage Corporation VRDN RB for Multi- Family Variable Rate Certificates Series 2013-M027 Class A (FHLMC, LIQ)(a)
20,075,000	1.760	03/07/19	20,075,000
Federal Home Loan Mortgage Corporation VRDN RB for Multi- Family Variable Rate Certificates Series 2014-M031 Class A (FHLMC, LIQ)(a)
11,850,000	1.770	03/07/19	11,850,000
Federal Home Loan Mortgage Corporation VRDN RB for Multi- Family Variable Rate Certificates Series 2015-M033 Class A (FHLMC, LIQ)(a)
3,995,000	1.770	03/07/19	3,995,000

			35,920,000

New Hampshire – 0.6%
New Hampshire Health & Education Facilities Authority VRDN RB Refunding for Dartmouth College Series 2007 B (The Bank of New York Mellon, SPA)(a)
8,105,000	1.670	03/01/19	8,105,000

New York – 13.5%
Metropolitan Transportation Authority Dedicated Tax Fund VRDN RB Refunding Series 2008 A-1 RMKT (TD Bank N.A., LOC)(a)
4,990,000	1.680	03/01/19	4,990,000
Nassau County Interim Finance Authority GO TAN Series 2018 A
15,850,000	4.000	03/15/19	15,863,244
Nassau County Interim Finance Authority VRDN RB Refunding for Sales Tax Revenue Series 2008 A (TD Bank N.A., SPA)(a)
9,975,000	1.730	03/07/19	9,975,000
Nassau County Interim Finance Authority VRDN RB Refunding for Sales Tax Revenue Series 2008 B (Sumitomo Mitsui Banking Corp., SPA)(a)
1,970,000	1.730	03/07/19	1,970,000
New York City GO VRDN Series 2018 Subseries B-5 (Barclays Bank PLC, SPA)(a)
3,000,000	1.730	03/01/19	3,000,000
New York City Housing Development Corp. Multi-Family Mortgage VRDN RB for 245 East 124th Street Series 2008 (FHLMC, LIQ) (FHLMC, LOC)
450,000	1.750	03/07/19	450,000
New York City Housing Development Corp. Multi-Family Mortgage VRDN RB for Elliot Chelsea Development Series 2010 A (FHLMC, LIQ)(a)
17,800,000	1.740	03/07/19	17,800,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding for Second General Resolution Series 2007 CC-2 (Bank of Montreal, SPA)(a)
10,000,000	1.700	03/01/19	10,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding for Second General Resolution Series 2015 Subseries BB-4 (Barclays Bank PLC, SPA)(a)
2,675,000	1.730	03/01/19	2,675,000

The accompanying notes are an integral part of these financial statements.	17

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
New York – (continued)
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding for Second General Resolution Series 2019-BB (Industrial & Commercial Bank of China, SPA)(a)
$10,000,000	1.770%	03/07/19	$10,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding Series 2008 Subseries B-3 (Bank of America N.A., SPA)(a)
7,000,000	1.730	03/01/19	7,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2011 Subseries FF-2 (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
5,800,000	1.730	03/01/19	5,800,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT(a)
17,000,000	1.680	03/07/19	17,000,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)(a)
1,795,000	1.680	03/07/19	1,795,000
New York State Dormitory Authority Non-State Supported VRDN RB for Rockefeller University Series 2008 A (JPMorgan Chase Bank N.A., SPA)(a)
200,000	1.750	03/07/19	200,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA, LIQ) (FNMA, LOC)(a)
4,600,000	1.740	03/07/19	4,600,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA, LIQ) (FNMA, LOC)(a)
9,000,000	1.750	03/07/19	9,000,000
New York State Housing Finance Agency VRDN RB for Chelsea Apartments Series 2003 A (FNMA, LIQ) (FNMA, LOC)(a)
7,100,000	1.840	03/07/19	7,100,000
New York State Housing Finance Agency VRDN RB for Clinton Park Housing Series 2010 A (FHLMC, LIQ)(a)
350,000	1.750	03/07/19	350,000
New York State Housing Finance Agency VRDN RB Refunding for Economic Development Series 2005 C RMKT (JPMorgan Chase Bank N.A., SPA)(a)
7,000,000	1.750	03/07/19	7,000,000
New York State Housing Finance Agency VRDN RB Refunding for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ) (FNMA, LOC)(a)
13,500,000	1.740	03/07/19	13,500,000
New York State Local Government Assistance Corp. VRDN RB Refunding for Subordinated Lien Series 2008 B-3V (JPMorgan Chase Bank N.A., SPA)
1,000,000	1.750	03/07/19	1,000,000
New York State Urban Development Corp. VRDN RB Refunding for State Facilities and Equipment 2004 A-3B RMKT (JPMorgan Chase Bank N.A., SPA)(a)
8,900,000	1.740	03/07/19	8,900,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2002 F RMKT (Citibank N.A., LOC)(a)
3,980,000	1.710	03/01/19	3,980,000

Municipal Debt Obligations – (continued)
New York – (continued)
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 RMKT (State Street Bank & Trust Co., LOC)(a)
8,515,000	1.700	03/01/19	8,515,000

			172,463,244

North Carolina – 1.4%
Charlotte-Mecklenburg Hospital Authority (The) VRDN RB for Atrium Health Series 2018 G (JP Morgan Chase Bank N.A., SPA)
4,000,000	1.730	03/01/19	4,000,000
City of Raleigh Combined Enterprise System VRDN RB Series 2008 A RMKT (Bank of America N.A., SPA)(a)
3,925,000	1.740	03/07/19	3,925,000
North Carolina Capital Facilities Finance Agency Educational Facilities VRDN RB Refunding for Wake Forest University Series 2004 A(a)
6,900,000	1.740	03/07/19	6,900,000
University of North Carolina Hospital at Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A., SPA)(a)
3,705,000	1.720	03/07/19	3,705,000

			18,530,000

Ohio – 7.0%
City of Columbus GO VRDN for Sanitation Sewer System Series 2006-1(a)
1,145,000	1.750	03/07/19	1,145,000
City of Columbus Sewerage System VRDN RB Refunding Series 2008 B(a)
650,000	1.750	03/07/19	650,000
County of Hamilton VRDN RB Refunding for Cincinnati Children’s Hospital Medical Center Series 2018 AA(a)
14,370,000	1.730	03/07/19	14,370,000
Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B(a)
14,500,000	1.770	03/07/19	14,500,000
Franklin County Hospital VRDN RB Refunding for Ohio Health Facilities Series 2009 B RMKT (Barclays Bank PLC, SPA)(a)
5,440,000	1.730	03/07/19	5,440,000
Ohio Higher Educational Facility Commission VRDN RB Refunding for Cleveland Clinic Health System Series 2013 B-1 (Wells Fargo Bank N.A., SPA)(a)
600,000	1.670	03/01/19	600,000
Ohio State University General Receipts VRDN RB Refunding Series 2010 E(a)
3,000,000	1.720	03/07/19	3,000,000
Ohio State University General Receipts VRDN RB Series 2005 B(a)
1,200,000	1.700	03/07/19	1,200,000
Ohio State University General Receipts VRDN RB Series 2008 B(a)
5,600,000	1.700	03/07/19	5,600,000
Ohio State University General Receipts VRDN RB Series 2014 B-1(a)
1,130,000	1.700	03/07/19	1,130,000

18	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Ohio – (continued)
Ohio State University General Receipts VRDN RB Series 2014 B-2(a)
$2,140,000	1.700%	03/07/19	$2,140,000
State of Ohio GO VRDN for Common Schools Series 2003 D RMKT(a)
30,000,000	1.730	03/07/19	30,000,000
State of Ohio GO VRDN for Common Schools Series 2005 A (State of Ohio, LIQ)(a)
965,000	1.700	03/07/19	965,000
State of Ohio GO VRDN for Common Schools Series 2005 B (State of Ohio, LIQ)(a)
4,700,000	1.700	03/07/19	4,700,000
State of Ohio GO VRDN for Common Schools Series 2006 C(a)
3,420,000	1.710	03/07/19	3,420,000
State of Ohio GO VRDN Refunding for Infrastructure Improvement Series 2004 A(a)
930,000	1.730	03/07/19	930,000

			89,790,000

Rhode Island – 0.5%
Rhode Island Health & Educational Building Corp. Higher Education Facilities VRDN RB for Brown University Series 2003 B (Northern Trust Co., SPA)(a)
6,855,000	1.750	03/07/19	6,855,000

South Carolina – 0.5%
City of Columbia, South Carolina Waterworks & Sewer System VRDN RB Series 2009 RMKT (Sumitomo Mitsui Banking Corp., LOC)(a)
6,750,000	1.740	03/07/19	6,750,000

Texas – 8.0%
Dallas Area Rapid Transit CP Series 2019 A-2
3,615,000	1.520	04/02/19	3,615,000
Gulf Coast Waste Disposal Authority VRDN PCRB Refunding for Exxon Project Series 1989(a)
3,630,000	1.720	03/01/19	3,630,000
Harris County Cultural Education Facilities Finance Corp. CP Series 2019 C-1
6,300,000	1.750	06/04/19	6,298,353
16,400,000	1.870	06/20/19	16,400,000
Harris County Cultural Education Facilities Finance Corp. CP Series 2019 C-2
6,230,000	1.550	05/02/19	6,230,000
9,355,000	1.750	06/04/19	9,352,554
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Memorial Hermann Health System Series 2015 C(a)
6,700,000	1.780	03/07/19	6,700,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Memorial Hermann Health System Series 2016 C(a)
970,000	1.780	03/07/19	970,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 Subseries C-1(a)
1,000,000	1.730	03/01/19	1,000,000

Municipal Debt Obligations – (continued)
Texas – (continued)
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 Subseries C-2(a)
3,550,000	1.730	03/01/19	3,550,000
Harris County Industrial Development Corp. VRDN PCRB for Exxon Project Series 1984(a)
300,000	1.720	03/01/19	300,000
Lower Neches Valley Authority Industrial Development Corp. VRDN RB for ExxonMobil Project Series 2010 (GTY AGMT – Exxon Mobil Corp.)(a)
1,000,000	1.730	03/01/19	1,000,000
Port of Port Arthur Navigation District VRDN RB Refunding for Texaco, Inc. Project Series 1994(a)
7,400,000	1.720	03/01/19	7,400,000
State of Texas TRANS Series 2018
16,800,000	4.000	08/29/19	16,977,111
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 A(a)
1,220,000	1.730	03/07/19	1,220,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 B(a)
15,285,000	1.790	03/07/19	15,285,000
University of Texas System Permanent University Fund CP Series 2019 A
2,000,000	1.640	03/05/19	2,000,000
University of Texas System VRDN RB Refunding for Financing System Series 2008 B (University of Texas Investment Management Co., LIQ)(a)
200,000	1.720	03/07/19	200,000

			102,128,018

Virginia – 4.7%
City of Norfolk Economic Development Authority Hospital Facilities VRDN RB Refunding for Sentara Healthcare Series 2016 B(a)
18,835,000	1.720	03/07/19	18,835,000
Fairfax County IDA VRDN RB Refunding for Inova Health System Project Series 2018 C
1,890,000	1.740	03/07/19	1,890,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 C(a)
26,270,000	1.750	03/07/19	26,270,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 D(a)
4,000,000	1.750	03/07/19	4,000,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 E(a)
1,250,000	1.750	03/07/19	1,250,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 F(a)
940,000	1.750	03/07/19	940,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2009 B(a)
220,000	1.750	03/07/19	220,000

The accompanying notes are an integral part of these financial statements.	19

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Virginia – (continued)
University of Virginia CP Series 2019 A
$3,550,000	1.600%	03/11/19	$3,550,000
3,000,000	1.800	04/04/19	3,000,000

			59,955,000

Washington – 2.0%
County of King Sewer Revenue VRDN RB Junior Lien Series 2001 A (Landesbank Hessen-Thueringen Girozentrale, LOC)(a)
350,000	1.760	03/07/19	350,000
Washington Health Care Facilities Authority VRDN RB Refunding for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)(a)
16,080,000	1.750	03/07/19	16,080,000
Washington State Housing Finance Commission VRDN RB for Discovery Heights Apartments Series 2010 (FHLMC, LIQ)(a)
9,450,000	1.830	03/07/19	9,450,000

			25,880,000

TOTAL INVESTMENTS – 99.9%			$1,280,402,492

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			1,693,402

NET ASSETS – 100.0%			$1,282,095,894

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Rate shown is that which is in effect on February 28, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
CP	—Commercial Paper
FHLB	—Insured by Federal Home Loan Bank
FHLMC	—Insured by Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
GTY AGMT	—Guaranty Agreement
IDA	—Industrial Development Agency
IDB	—Industrial Development Board
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bond
RANS	—Revenue Anticipation Notes
RB	—Revenue Bond
RN	—Revenue Notes
RMKT	—Remarketed
SIFMA	—Securities Industry and Financial Markets Association
SPA	—Stand-by Purchase Agreement
TRANS	—Tax Revenue Anticipation Notes
VRDN	—Variable Rate Demand Notes

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At February 28, 2019, the Investor Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of March 1, 2019, as follows:

Principal Amount	Maturity Value	Collateral Value
$216,100,000	$216,115,577	$222,327,313

REPURCHASE AGREEMENTS — At February 28, 2019, the Principal Amounts of the Investor Money Market Fund’s interests in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	2.600%	$17,796,470
Bank of America, N.A.	2.580	12,711,765
Bank of Nova Scotia (The)	2.620	55,931,765
BNP Paribas	2.610	12,711,765
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.570	45,762,353
Wells Fargo Securities, LLC	2.590	71,185,882
TOTAL		$216,100,000

At February 28, 2019, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	2.450 to 4.150%	03/01/21 to 06/27/33
Federal Home Loan Bank	3.930	07/11/33
Federal Home Loan Mortgage Corp.	2.000 to 9.500	11/01/19 to 03/01/49
Federal Home Loan Mortgage Corp. Stripped Securities	0.000	07/15/32
Federal National Mortgage Association	1.750 to 7.500	03/01/19 to 03/01/49
Federal National Mortgage Association Stripped Securities	0.000	03/23/28 to 11/15/30
Government National Mortgage Association	2.500 to 7.500	09/15/24 to 02/20/49
U.S. Treasury Bonds	2.750 to 3.375	11/15/47 to 11/15/48
U.S. Treasury Inflation-Indexed Bonds	2.375 to 3.875	01/15/25 to 04/15/29
U.S. Treasury Inflation-Indexed Notes	0.125	01/15/22
U.S. Treasury Interest-Only Stripped Securities	0.000	08/15/37
U.S. Treasury Notes	1.250 to 2.875	11/30/19 to 11/15/24

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Assets and Liabilities

February 28, 2019 (Unaudited)

	Investor Money Market Fund	Investor Tax-Exempt Money Market Fund
Assets:
Investments based on amortized cost	$659,884,749	$1,280,402,492
Repurchase agreements based on amortized cost	242,100,000	—
Cash	38,703	2,888,532
Receivables:
Interest	1,120,294	416,416
Fund shares sold	6,463,047	25,954
Reimbursement from investment advisor	12,246	23,746
Other assets	3,810	6,201
Total assets	909,622,849	1,283,763,341

Liabilities:
Payables:
Dividend distribution	286,177	1,246,043
Management fees	105,895	157,473
Fund shares redeemed	2,004,648	107,786
Distribution and Service fees and Transfer Agency fees	7,115	10,146
Investments purchased	18,163,668	—
Accrued expenses	68,409	145,999
Total liabilities	20,635,912	1,667,447

Net Assets:
Paid-in capital	888,962,164	1,282,102,573
Total distributal earnings (loss)	24,773	(6,679)
NET ASSETS	$888,986,937	$1,282,095,894
Net asset value, offering and redemption price per share	$1.00	$1.00
Net Assets:
Class I Shares	$739,456,413	$1,274,471,773
Select Shares	—	3,199
Preferred Shares	—	58,232
Capital Shares	—	1,020
Administration Shares	112,941,727	796,979
Premier Shares	—	1,015
Service Shares	10,628	2,515,030
Resource Shares	10,499	2,187,257
Cash Management Shares	3,004,288	1,006
Class A Shares	33,553,113	2,051,357
Class C Shares	10,269	9,026
Total Net Assets	$888,986,937	$1,282,095,894
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class I Shares	739,435,815	1,274,427,760
Select Shares	—	3,199
Preferred Shares	—	58,230
Capital Shares	—	1,020
Administration Shares	112,938,564	796,952
Premier Shares	—	1,015
Service Shares	10,628	2,514,943
Resource Shares	10,499	2,187,182
Cash Management Shares	3,004,204	1,006
Class A Shares	33,552,185	2,051,286
Class C Shares	10,269	9,026

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Operations

For the Six Months Ended February 28, 2019 (Unaudited)

	Investor Money Market Fund	Investor Tax-Exempt Money Market Fund
Investment income:

Interest income	$9,600,810	$9,221,000

Total investment income	9,600,810	9,221,000

Expenses:
Fund-Level Expenses:

Management fees	608,203	931,949

Professional fees	54,636	49,867

Registration fees	45,502	74,721

Transfer Agency fees	38,013	58,247

Custody, accounting and administrative services	28,689	60,194

Trustee fees	8,437	13,516

Printing and mailing fees	7,146	21,777

Other	862	24,359

Subtotal	791,488	1,234,630
Class Specific Expenses:

Administration Share fees	152,194	63

Distribution and Service fees — Class A Shares	20,624	2,709

Cash Management Share fees	2,738	2

Distribution fees — Cash Management Shares	1,643	1

Distribution fees — Class C Shares	38	34

Resource Share fees	26	5,679

Service Share fees	26	2,395

Class C Share fees	13	11

Distribution fees — Resource Shares	8	1,704

Preferred Share fees	—	32

Premier Share fees	—	2

Capital Share fees	—	1

Select Share fees	—	1

Total expenses	968,798	1,247,264

Less — expense reductions	(92,050)	(186,218)

Net expenses	876,748	1,061,046

NET INVESTMENT INCOME	$8,724,062	$8,159,954

Net realized gain from investment transactions	15,081	8

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,739,143	$8,159,962

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Changes in Net Assets

	Investor Money Market Fund			Investor Tax-Exempt Money Market Fund
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018		For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018
From operations:
Net investment income	$8,724,062	$6,248,660		$8,159,954	$10,782,417
Net realized gain (loss) from investment transactions	15,081	12,206		8	(6,657)
Net increase in net assets resulting from operations	8,739,143	6,260,866		8,159,962	10,775,760

Distributions to shareholders:
From distributable earnings:
Class I Shares	(7,269,578)	(4,773,851	)(a)	(8,133,666)	(10,701,557	)(a)
Select Shares	—	—		(23)	(13,704	)(a)
Preferred Shares	—	—		(425)	(445	)(a)
Capital Shares	—	—		(8)	(13	)(a)
Administration Shares	(1,262,306)	(1,436,061	)(a)	(316)	(21,141	)(a)
Premier Shares	—	—		(7)	(10	)(a)
Service Shares	(97)	(314	)(a)	(4,335)	(4,638	)(a)
Resource Shares	(89)	(261	)(a)	(8,572)	(11,907	)(a)
Cash Management Shares	(8,744)	(5,856	)(a)	(5)	(98	)(a)
Class A Shares	(176,310)	(42,376	)(a)	(12,580)	(29,474	)(a)
Class C Shares	(68)	(164	)(a)	(17)	(13	)(a)
Total distributions to shareholders	(8,717,192)	(6,258,883)		(8,159,954)	(10,783,000)

From share transactions: (at $1.00 per share):
Proceeds from sales of shares	905,187,864	801,426,361		980,550,837	1,654,445,910
Reinvestment of distributions	6,947,706	4,214,509		1,156,798	1,638,479
Cost of shares redeemed	(669,032,145)	(477,393,348)		(757,469,261)	(1,536,838,676)
Net increase in net assets resulting from share transactions	243,103,425	328,247,522		224,238,374	119,245,713
NET INCREASE	243,125,376	328,249,505		224,238,382	119,238,473

Net assets:(b)
Beginning of period	645,861,561	317,612,056		1,057,857,512	938,619,039
End of period	$888,986,937	$645,861,561		$1,282,095,894	$1,057,857,512

(a)	Prior year information has been revised to conform to current year presentation, see prior year presentation below:

Distributions from net investment income:	Class I Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Class A Shares	Class C Shares	Resource Shares	Cash Management Shares
Investor Money Market Fund	(4,766,356)	—	—	—	(1,433,408)	—	(313)	(42,317)	(163)	(260)	(5,843)
Investor Tax-Exempt Money Market Fund	(10,700,983)	(13,702)	(445)	(13)	(21,139)	(10)	(4,637)	(29,472)	(13)	(11,905)	(98)

Distributions from net realized gains:	Class I Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Class A Shares	Class C Shares	Resource Shares	Cash Management Shares
Investor Money Market Fund	(7,495)	—	—	—	(2,653)	—	(1)	(59)	(1)	(1)	(13)
Investor Tax-Exempt Money Market Fund	(574)	(2)	0	—	(2)	—	(1)	(2)	0	(2)	0

(b)	Prior fiscal year information has been revised to conform with current year presentation. Undistributed (distributions in excess of) net investment income was $13,291 and $(30) for the Investor Money Market Fund and Investor Tax-Exempt Money Market Fund, respectively as of August 31, 2018.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund
	Class I Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2016*
			2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.015		0.017	0.009	0.002

Net realized loss	(0.003)		(0.001)	— (b)	—	(b)

Total from investment operations	0.012		0.016	0.009	0.002

Distributions to shareholders from net investment income	(0.012)		(0.016)	(0.009)	(0.002)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.012)		(0.016)	(0.009)	(0.002)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return(d)	1.16%		1.61%	0.87%	0.24%

Net assets, end of period (in 000’s)	$739,456		$504,770	$216,443	$10,679

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.18%	0.18	%(e)

Ratio of total expenses to average net assets	0.20	%(e)	0.29%	0.51%	4.88	%(e)

Ratio of net investment income to average net assets	2.34	%(e)	1.68%	0.90%	0.41	%(e)

*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund
	Administration Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2016*
			2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.011		0.014	0.007	0.001

Net realized loss	(0.001)		(0.001)	(0.001)	—	(b)

Total from investment operations	0.010		0.013	0.006	0.001

Distributions to shareholders from net investment income	(0.010)		(0.013)	(0.006)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.010)		(0.013)	(0.006)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return(d)	1.04%		1.36%	0.62%	0.09%

Net assets, end of period (in 000’s)	$112,942		$132,200	$100,351	$50

Ratio of net expenses to average net assets	0.43	%(e)	0.43%	0.43%	0.43	%(e)

Ratio of total expenses to average net assets	0.45	%(e)	0.54%	0.76%	5.13	%(e)

Ratio of net investment income to average net assets	2.08	%(e)	1.37%	0.72%	0.16	%(e)

*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2016*
			2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.007		0.009	0.004	—	(b)

Net realized gain	0.002		0.002	— (b)	—	(b)

Total from investment operations	0.009		0.011	0.004	—	(b)

Distributions to shareholders from net investment income	(0.009)		(0.011)	(0.004)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.009)		(0.011)	(0.004)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return(d)	0.91%		1.11%	0.39%	0.05%

Net assets, end of period (in 000’s)	$11		$11	$50	$50

Ratio of net expenses to average net assets	0.67	%(e)	0.68%	0.68%	0.61	%(e)

Ratio of total expenses to average net assets	0.70	%(e)	0.79%	1.01%	5.38	%(e)

Ratio of net investment income to average net assets	1.85	%(e)	0.92%	0.36%	0.02	%(e)

*	Commenced operations on May 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund
	Resource Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2016*
			2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.006		0.008	0.002	—	(b)

Net realized gain	0.002		0.002	0.001	—	(b)

Total from investment operations	0.008		0.010	0.003	—	(b)

Distributions to shareholders from net investment income	(0.008)		(0.010)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.008)		(0.010)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return(d)	0.84%		0.96%	0.26%	0.05%

Net assets, end of period (in 000’s)	$10		$11	$50	$50

Ratio of net expenses to average net assets	0.81	%(e)	0.83%	0.82%	0.62	%(e)

Ratio of total expenses to average net assets	0.85	%(e)	0.94%	1.16%	5.53	%(e)

Ratio of net investment income to average net assets	1.71	%(e)	0.77%	0.22%	0.01	%(e)

*	Commenced operations on May 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund
	Cash Management Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2016*
			2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.009		0.009	0.002	—	(b)

Net realized loss	(0.001)		(0.001)	(0.001)	—	(b)

Total from investment operations	0.008		0.008	0.001	—	(b)

Distributions to shareholders from net investment income	(0.008)		(0.008)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.008)		(0.008)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return(d)	0.76%		0.81%	0.15%	0.05%

Net assets, end of period (in 000’s)	$3,004		$927	$91	$50

Ratio of net expenses to average net assets	0.98	%(e)	0.98%	0.95%	0.62	%(e)

Ratio of total expenses to average net assets	1.00	%(e)	1.09%	1.31%	5.68	%(e)

Ratio of net investment income to average net assets	1.60	%(e)	0.88%	0.18%	0.01	%(e)

*	Commenced operations on May 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2016*
			2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.017		0.016	0.008	0.001

Net realized loss	(0.007)		(0.003)	(0.002)	—	(b)

Total from investment operations	0.010		0.013	0.006	0.001

Distributions to shareholders from net investment income	(0.010)		(0.013)	(0.006)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.010)		(0.013)	(0.006)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return(d)	1.04%		1.36%	0.62%	0.09%

Net assets, end of period (in 000’s)	$33,553		$7,933	$563	$50

Ratio of net expenses to average net assets	0.43	%(e)	0.43%	0.43%	0.43	%(e)

Ratio of total expenses to average net assets	0.45	%(e)	0.54%	0.76%	5.13	%(e)

Ratio of net investment income to average net assets	2.14	%(e)	1.59%	0.81%	0.16	%(e)

*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund
	Class C Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2016*
			2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.005		0.004	— (b)	—	(b)

Net realized gain	0.002		0.002	0.001	—	(b)

Total from investment operations	0.007		0.006	0.001	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.006)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.007)		(0.006)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return(d)	0.66%		0.60%	0.06%	0.05%

Net assets, end of period (in 000’s)	$10		$10	$64	$50

Ratio of net expenses to average net assets	1.18	%(e)	1.18%	1.02%	0.58	%(e)

Ratio of total expenses to average net assets	1.20	%(e)	1.29%	1.51%	5.88	%(e)

Ratio of net investment income to average net assets	1.34	%(e)	0.40%	0.04%	0.01	%(e)

*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund
	Class I Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.007		0.010	0.006	0.001	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	0.001	— (b)	—	(b)	—	(b)

Total from investment operations	0.007		0.010	0.007	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.010)	(0.006)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	(0.001)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.007)		(0.010)	(0.007)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.70%		1.03%	0.63%	0.11%	0.01%		0.01%

Net assets, end of period (in 000’s)	$1,274,472		$1,052,229	$924,326	$1,387,634	$4,955,885		$5,225,304

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.18%	0.11%	0.08%		0.10%

Ratio of total expenses to average net assets	0.21	%(e)	0.22%	0.29%	0.24%	0.23%		0.23%

Ratio of net investment income to average net assets	1.40	%(e)	1.02%	0.57%	0.07%	0.01%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund
	Select Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	—	(b)	0.009	0.006	0.001	—	(b)	—	(b)

Net realized gain	0.007		0.001	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	0.007		0.010	0.006	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.010)	(0.005)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	(0.001)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.007)		(0.010)	(0.006)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.68%		1.00%	0.60%	0.09%	0.01%		0.01%

Net assets, end of period (in 000’s)	$3		$3	$5,401	$—	$193,506		$267,104

Ratio of net expenses to average net assets	0.18	%(e)	0.21%	0.21%	0.11%	0.08%		0.10%

Ratio of total expenses to average net assets	0.24	%(e)	0.25%	0.32%	0.27%	0.26%		0.26%

Ratio of net investment income to average net assets	1.44	%(e)	0.95%	0.62%	0.01%	0.01%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund
	Preferred Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016	2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.007		0.009	0.005	0.001	—	(b)	—	(b)

Net realized gain (loss)	(0.001)		— (b)	0.001	— (b)	—	(b)	—	(b)

Total from investment operations	0.006		0.009	0.006	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.006)		(0.009)	(0.005)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	(0.001)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.006)		(0.009)	(0.006)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.65%		0.93%	0.53%	0.06%	0.01%		0.01%

Net assets, end of period (in 000’s)	$58		$68	$37	$46	$6,914		$15,635

Ratio of net expenses to average net assets	0.28	%(e)	0.28%	0.28%	0.13%	0.08%		0.10%

Ratio of total expenses to average net assets	0.31	%(e)	0.32%	0.39%	0.34%	0.33%		0.33%

Ratio of net investment income to average net assets	1.31	%(e)	0.93%	0.48%	0.03%	0.01%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund
	Capital Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.008		0.013	0.003	—	(b)	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	0.002	—	(b)	—	(b)	—	(b)

Total from investment operations	0.008		0.013	0.005	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.008)		(0.013)	(0.004)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	(0.001)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.008)		(0.013)	(0.005)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.62%		0.88%	0.48%	0.04%		0.01%		0.01%

Net assets, end of period (in 000’s)	$1		$1	$1	$886		$22,788		$5,728

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.33%	0.19%		0.08%		0.10%

Ratio of total expenses to average net assets	0.36	%(e)	0.37%	0.44%	0.39%		0.38%		0.38%

Ratio of net investment income to average net assets	1.68	%(e)	1.31%	0.30%	0.04%		0.01%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund
	Administration Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	—	(b)	0.008	0.003	—	(b)	—	(b)	—	(b)

Net realized gain	0.006		— (b)	0.001	—	(b)	—	(b)	—	(b)

Total from investment operations	0.006		0.008	0.004	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.006)		(0.008)	(0.003)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	(0.001)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.006)		(0.008)	(0.004)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.57%		0.78%	0.38%	0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$797		$2	$3,575	$13,041		$107,676		$155,732

Ratio of net expenses to average net assets	0.43	%(e)	0.43%	0.43%	0.18%		0.08%		0.10%

Ratio of total expenses to average net assets	0.46	%(e)	0.47%	0.54%	0.49%		0.48%		0.48%

Ratio of net investment income to average net assets	1.25	%(e)	0.75%	0.30%	0.01%		0.01%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund
	Premier Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.007		0.010	0.004	—	(b)	—	(b)	—	(b)

Net realized gain (loss)	—		— (b)	(0.001)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.007		0.010	0.003	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.010)	(0.002)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	(0.001)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.007)		(0.010)	(0.003)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.52%		0.68%	0.29%	0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$1		$1	$1	$1		$1		$1,858

Ratio of net expenses to average net assets	0.54	%(e)	0.54%	0.47%	0.12%		0.08%		0.10%

Ratio of total expenses to average net assets	0.56	%(e)	0.57%	0.64%	0.59%		0.58%		0.58%

Ratio of net investment income to average net assets	1.31	%(e)	0.95%	0.43%	0.37%		0.01%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund
	Service Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.004		0.005	— (b)	—	(b)	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	0.002	—	(b)	—	(b)	—	(b)

Total from investment operations	0.004		0.005	0.002	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.004)		(0.005)	(0.001)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	(0.001)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.004)		(0.005)	(0.002)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.45%		0.53%	0.15%	0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$2,515		$836	$841	$58,173		$72,003		$66,226

Ratio of net expenses to average net assets	0.68	%(e)	0.68%	0.63%	0.21%		0.08%		0.10%

Ratio of total expenses to average net assets	0.71	%(e)	0.72%	0.79%	0.74%		0.73%		0.73%

Ratio of net investment income to average net assets	0.91	%(e)	0.52%	0.04%	0.01%		0.01%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund
	Resource Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.003		0.004	— (b)	—	(b)	—	(b)	—	(b)

Net realized gain	0.001		— (b)	0.001	—	(b)	—	(b)	—	(b)

Total from investment operations	0.004		0.004	0.001	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.004)		(0.004)	— (b)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	(0.001)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.004)		(0.004)	(0.001)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.38%		0.37%	0.08%	0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$2,187		$2,412	$3,731	$6,469		$8,268		$12,979

Ratio of net expenses to average net assets	0.83	%(e)	0.83%	0.73%	0.20%		0.08%		0.10%

Ratio of total expenses to average net assets	0.86	%(e)	0.87%	0.94%	0.89%		0.88%		0.88%

Ratio of net investment income to average net assets	0.75	%(e)	0.36%	0.02%	0.01%		0.01%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund
	Cash Management Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,
			2018	2017	2016		2015		2014
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	—	(b)	0.002	— (b)	—	(b)	—	(b)	—	(b)

Net realized gain	0.005		0.001	0.001	—	(b)	—	(b)	—	(b)

Total from investment operations	0.005		0.003	0.001	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.005)		(0.003)	— (b)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	(0.001)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.005)		(0.003)	(0.001)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.30%		0.24%	0.09%	0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$1		$1	$54	$1		$1		$1

Ratio of net expenses to average net assets	0.90	%(e)	0.96%	0.77%	0.12%		0.08%		0.10%

Ratio of total expenses to average net assets	1.01	%(e)	1.02%	1.09%	1.04%		1.03%		1.03%

Ratio of net investment income to average net assets	0.95	%(e)	0.24%	0.01%	0.37%		0.40%		0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund
	Class A Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2016*
			2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.003		0.008	0.004	—	(b)

Net realized gain	0.003		— (b)	— (b)	—	(b)

Total from investment operations	0.006		0.008	0.004	—	(b)

Distributions to shareholders from net investment income	(0.006)		(0.008)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	(0.001)	—	(b)

Total distributions(c)	(0.006)		(0.008)	(0.004)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return(d)	0.57%		0.78%	0.38%	0.01%

Net assets, end of period (in 000’s)	$2,051		$2,296	$643	$10

Ratio of net expenses to average net assets	0.43	%(e)	0.43%	0.43%	0.30	%(e)

Ratio of total expenses to average net assets	0.46	%(e)	0.47%	0.54%	0.49	%(e)

Ratio of net investment income to average net assets	1.16	%(e)	0.82%	0.35%	0.04	%(e)

*	Commenced operations on March 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund
	Class C Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2016*
			2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(a)	0.002		0.001	— (b)	—	(b)

Net realized gain	—	(b)	— (b)	0.001	—	(b)

Total from investment operations	0.002		0.001	0.001	—	(b)

Distributions to shareholders from net investment income	(0.002)		(0.001)	— (b)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	(0.001)	—	(b)

Total distributions(c)	(0.002)		(0.001)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total return(d)	0.20%		0.13%	0.07%	0.01%

Net assets, end of period (in 000’s)	$9		$9	$9	$10

Ratio of net expenses to average net assets	1.19	%(e)	1.06%	0.72%	0.31	%(e)

Ratio of total expenses to average net assets	1.21	%(e)	1.22%	1.29%	1.24	%(e)

Ratio of net investment income to average net assets	0.39	%(e)	0.15%	0.04%	0.04	%(e)

*	Commenced operations on March 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements

February 28, 2019 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified
Investor Money Market	Class I, Administration, Service, Resource, Cash Management, Class A and Class C	Diversified
Investor Tax-Exempt Money Market	Class I, Select, Preferred, Capital, Administration, Premier, Service, Resource, Cash Management, Class A and Class C	Diversified

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration, and Shareholder Administration fees and Transfer Agency fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

43

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distributions of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

44

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of February 28, 2019, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B.  Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Select, Preferred, Capital, Administration, Premier, Service, Resource and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of the Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C, Resource and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued

45

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C, Resource and Cash Management Shares of the Funds, as set forth below.

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

D.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the six months ended February 28, 2019, Goldman Sachs has advised that it did not retain any CDSCs with respect to Class C Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F.  Other Agreements — GSAM has agreed to limit certain “Other Expenses” of the Funds (excluding transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least December 28, 2019, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G.  Total Fund Expenses

Fund Contractual Fees

The contractual annualized rates for each of the Funds are as follows:

	Class I Shares	Select Shares(a)	Preferred Shares(a)	Capital Shares(a)	Administration Shares	Premier Shares(a)	Service Shares		Resource Shares		Cash Management Shares		Class A Shares	Class C Shares
Management Fee	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%		0.16%		0.16%		0.16%	0.16%
Administration, Service and/or Shareholder Administration Fees	N/A	0.03	0.10	0.15	0.25	0.35	0.25		0.50		0.50		N/A	0.25
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	0.25	(b)	0.15	(c)	0.30	(c)	0.25	0.75	(c)
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01		0.01		0.01		0.01	0.01

N/A—Fees not applicable to respective share class

(a)	Tax-Exempt Money Market Fund only.
(b)	Service (12b-1) fee only.
(c)	Distribution (12b-1) fee only.

46

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

During the six months ended February 28, 2019, GSAM and Goldman Sachs (as applicable) agreed to waive all or a portion of the management fees and respective class-specific fees described above attributable to the Funds. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

For the six months ended February 28, 2019, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Management Fee Waivers	Distribution, Administration, Service and/or Shareholder Administration Plans Fee Waivers		Custody Fee Reduction	Other Expense Reimbursements	Total Expense Reductions
Investor Money Market	$—	$—	*	$—	$92	$92
Investor Tax-Exempt Money Market	—	—	*	—	186	186

*	Amount less than one thousand.

For the six months ended February 28, 2019, the net effective management fee rate for each of the Funds was 0.16%.

H.  Other Transactions with Affiliates — A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees. For the six months ended February 28, 2019, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Investor Money Market	$—	$8,001,416	$—
Investor Tax-Exempt Money Market	52,120,739	20,311,116	—

As of February 28, 2019, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Class I Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Resource Shares	Cash Management Shares	Class A Shares	Class C Shares
Investor Money Market	—	—	—	—	—	—	100%	100%	—	—	100%
Investor Tax-Exempt Money Market	—	32%	—	100%	—	100%	—	—	100%	—	100

I.  Line of Credit Facility — As of February 28, 2019, the Funds participated in a $770,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2019, the Funds did not have any borrowings under the facility.

47

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

5. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2018, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Investor Money Market	Investor Tax-Exempt Money Market
Capital loss carryforwards (Perpetual Short-Term)	$—	$(6,657)
Timing differences (Distribution Payable)	(254,148)	(1,007,681)

At February 28, 2019, the aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as financial intermediaries (who may make investment decisions on behalf of underlying clients) and individuals, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Geographic and Sector Risk — The Investor Tax-Exempt Money Market Fund may invest a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, which may subject the value of the Fund’s investments to risks associated with an adverse economic, business, political or environmental development affecting that state, region or sector.

48

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

6. OTHER RISKS (continued)

Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

9. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

49

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)

Share activity is as follows:

	Investor Money Market Fund
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018

Class I Shares
Shares sold	818,767,990	716,352,662
Reinvestment of distributions	5,535,848	2,763,014
Shares redeemed	(589,636,190)	(430,789,541)
	234,667,648	288,326,135
Administration Shares
Shares sold	50,557,260	66,436,013
Reinvestment of distributions	1,226,566	1,402,584
Shares redeemed	(71,044,932)	(35,989,338)
	(19,261,106)	31,849,259
Service Shares
Shares sold	—	—
Reinvestment of distributions	96	313
Shares redeemed	—	(40,000)
	96	(39,687)
Resource Shares
Shares sold	—	—
Reinvestment of distributions	87	261
Shares redeemed	—	(40,000)
	87	(39,739)
Cash Management Shares
Shares sold	4,670,415	2,929,009
Reinvestment of distributions	8,744	5,819
Shares redeemed	(2,601,675)	(2,099,476)
	2,077,484	835,352
Class A Shares
Shares sold	31,192,197	15,708,677
Reinvestment of distributions	176,298	42,358
Shares redeemed	(5,749,346)	(8,381,415)
	25,619,149	7,369,620
Class C Shares
Shares sold	—	—
Reinvestment of distributions	68	160
Shares redeemed	(1)	(53,578)
	67	(53,418)

NET INCREASE IN SHARES	243,103,425	328,247,522

50

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Investor Tax-Exempt Money Market Fund
	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018

Class I Shares
Shares sold	970,791,283	1,608,090,653
Reinvestment of distributions	1,133,200	1,581,148
Shares redeemed	(749,681,366)	(1,481,762,959)
	222,243,117	127,908,842
Select Shares
Shares sold	—	5,049,149
Reinvestment of distributions	22	13,703
Shares redeemed	—	(10,460,376)
	22	(5,397,524)
Preferred Shares
Shares sold	3,033	32,634
Reinvestment of distributions	7	11
Shares redeemed	(12,898)	(1,486)
	(9,858)	31,159
Capital Shares
Shares sold	—	—
Reinvestment of distributions	6	9
Shares redeemed	—	—
	6	9
Administration Shares
Shares sold	946,528	9,267,994
Reinvestment of distributions	231	243
Shares redeemed	(151,997)	(12,840,341)
	794,762	(3,572,104)
Premier Shares
Shares sold	—	—
Reinvestment of distributions	5	7
Shares redeemed	—	—
	5	7
Service Shares
Shares sold	1,928,689	188,313
Reinvestment of distributions	2,506	2,712
Shares redeemed	(252,087)	(195,928)
	1,679,108	(4,903)
Resource Shares
Shares sold	3,840,456	13,214,184
Reinvestment of distributions	8,219	11,065
Shares redeemed	(4,073,485)	(14,544,306)
	(224,810)	(1,319,057)
Cash Management Shares
Shares sold	—	180,115
Reinvestment of distributions	3	84
Shares redeemed	—	(233,485)
	3	(53,286)
Class A Shares
Shares sold	3,040,848	18,422,868
Reinvestment of distributions	12,580	29,486
Shares redeemed	(3,297,427)	(16,799,795)
	(243,999)	1,652,559
Class C Shares
Shares sold	—	—
Reinvestment of distributions	18	11
Shares redeemed	—	—
	18	11

NET INCREASE (DECREASE) IN SHARES	224,238,374	119,245,713

51

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Fund Expenses — Six Month Period Ended February 28, 2019 (Unaudited)

As a shareholder of Class I Shares, Select Shares, Preferred Shares, Capital Shares, Administration Shares, Premier Shares, Service Shares, Resource Shares, Cash Management Shares, Class A Shares, or Class C Shares of a Fund you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (with respect to Class C Shares); and (2) ongoing costs, including management fees and distribution, service, administration and/or shareholder administration fees (with respect to all share classes except Class I Shares) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class I Shares, Select Shares, Preferred Shares, Capital Shares, Administration Shares, Premier Shares, Service Shares, Resource Shares, Cash Management Shares, Class A Shares, or Class C Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 through February 28, 2019, which represents a period of 181 days in a 365-day year.

Actual Expenses — The first line under each Share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each Share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Investor Money Market Fund
Share Class	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*
Class I Shares
Actual	$1,000.00	$1,011.61		$0.90
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90
Administration Shares
Actual	1,000.00	1,010.35		2.14
Hypothetical (5% return before expenses)	1,000.00	1,022.66	+	2.16
Service Shares
Actual	1,000.00	1,009.11		3.34
Hypothetical (5% return before expenses)	1,000.00	1,021.47	+	3.36
Resource Shares
Actual	1,000.00	1,008.36		4.03
Hypothetical (5% return before expenses)	1,000.00	1,020.78	+	4.06
Cash Management Shares
Actual	1,000.00	1,007.61		4.88
Hypothetical (5% return before expenses)	1,000.00	1,019.93	+	4.91
Class A Shares
Actual	1,000.00	1,010.35		2.14
Hypothetical (5% return before expenses)	1,000.00	1,022.66	+	2.16
Class C Shares
Actual	1,000.00	1,006.61		5.87
Hypothetical (5% return before expenses)	1,000.00	1,018.94	+	5.91

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class I Shares	Administration Shares	Service Shares	Resource Shares	Cash Management Shares	Class A Shares	Class C Shares
Investor Money Market	0.18%	0.43%	0.67%	0.81%	0.98%	0.43%	1.18%

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

52

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Fund Expenses — Six Month Period Ended February 28, 2019 (Unaudited) (continued)

	Investor Tax-Exempt Money Market Fund
Share Class	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*
Class I Shares
Actual	$1,000.00	$1,006.99		$0.90
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90
Select Shares
Actual	1,000.00	1,006.84		0.90
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90
Preferred Shares
Actual	1,000.00	1,006.49		1.39
Hypothetical (5% return before expenses)	1,000.00	1,023.41	+	1.40
Capital Shares
Actual	1,000.00	1,006.25		0.90
Hypothetical (5% return before expenses)	1,000.00	1,023.90	+	0.90
Administration Shares
Actual	1,000.00	1,005.75		2.14
Hypothetical (5% return before expenses)	1,000.00	1,022.66	+	2.16
Premier Shares
Actual	1,000.00	1,005.25		2.68
Hypothetical (5% return before expenses)	1,000.00	1,022.12	+	2.71
Service Shares
Actual	1,000.00	1,004.50		3.38
Hypothetical (5% return before expenses)	1,000.00	1,021.42	+	3.41
Resource Shares
Actual	1,000.00	1,003.76		4.12
Hypothetical (5% return before expenses)	1,000.00	1,020.68	+	4.16
Cash Management Shares
Actual	1,000.00	1,003.01		4.47
Hypothetical (5% return before expenses)	1,000.00	1,020.33	+	4.51
Class A Shares
Actual	1,000.00	1,005.75		2.14
Hypothetical (5% return before expenses)	1,000.00	1,022.66	+	2.16
Class C Shares
Actual	1,000.00	1,002.02		5.91
Hypothetical (5% return before expenses)	1,000.00	1,018.89	+	5.96

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class I Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Resource Shares	Cash Management Shares	Class A Shares	Class C Shares

Investor Tax-Exempt Money Market	0.18%	0.18%	0.28%	0.33%	0.43%	0.54%	0.68%	0.83%	0.90%	0.43%	1.19%

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

53

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.34 trillion in assets under supervision as of December 31, 2018, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	N-11 Equity Fund
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund[4]
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on February 28, 2019, the Goldman Sachs Equity Growth Strategy Portfolio was renamed the Goldman Sachs Dynamic Global Equity Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels James A. McNamara Roy W. Templin Gregory G. Weaver

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and

Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer

and Principal Accounting Officer

Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for shareholders of Class A Shares or Class C Shares of a Fund) or 1-800-621-2550 (for shareholders of all other share classes of a Fund); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Qs. The Funds’ Form N-Qs are available on the SEC’s web site at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. Form N-Qs may be obtained upon request and without charge by calling 1-800-526-7384 (for shareholders of Class A Shares or Class C Shares) or 1-800-621-2550 (for shareholders of all other share classes of a Fund).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 28, 2019 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Goldman Sachs Investor FundsSM is a service mark of Goldman Sachs & Co. LLC.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Intermediary or from Goldman Sachs & Co. LLC by calling (Class A Shares and Class C Shares – 1-800-526-7384) (all other share classes – 1-800-621-2550).

© 2019 Goldman Sachs. All rights reserved. 162570-OTU-960929 IMMITEMMSAR-19/2.3K

Goldman Sachs Funds

Semi-Annual Report	February 28, 2019

Strategic Factor Allocation Fund

It is our intention that beginning on January 1, 2021, paper copies of the Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from the Portfolio electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Portfolio directly with the Portfolio’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Class R6 and Class P shareholders. If you hold shares of the Portfolio through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Portfolio’s transfer agent if you invest directly with the transfer agent.

Goldman Sachs Strategic Factor Allocation Fund

TABLE OF CONTENTS

Portfolio Management Discussions and Performance Summary	1

Schedule of Investments	6

Financial Statements	8

Financial Highlights	11

Notes to the Financial Statements	14

Other Information	25

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS

Goldman Sachs Strategic Factor Allocation Fund

Investment Objective

The Portfolio seeks long-term total return.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team (“QIS Team”) discusses the Goldman Sachs Strategic Factor Allocation Fund’s (the “Portfolio”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	How did the Portfolio perform during the Reporting Period?

A	During the Reporting Period, the Portfolio’s Institutional, Class P and Class R6 Shares generated cumulative total returns of -1.13%, -1.06% and -1.09%, respectively. This compares to the -0.28% cumulative total return of the Portfolio’s blended benchmark, the Strategic Factor Allocation Composite Index (the “Index”), which is composed 50% of the S&P 500® Index and 50% of the Bloomberg Barclays U.S. Aggregate Bond Index, during the same period. The components of the Portfolio’s blended benchmark, the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index, generated cumulative total returns of -3.04% and 1.99%, respectively, during the Reporting Period.

Q	What economic and market factors most influenced the Portfolio as a whole during the Reporting Period?

A	During the Reporting Period, global economic growth data, central bank monetary policy and geopolitics most influenced the financial markets and the Portfolio. U.S. equities lost ground, while the fixed income market recorded a gain.

U.S. equities inched higher as the Reporting Period began in September 2018, driven by robust U.S. macroeconomic data relative to other developed markets and to emerging markets. Against a backdrop of solid economic growth, near-target inflation and healthy monthly job gains, the Federal Reserve (“Fed”) raised interest rates by 25 basis points, in line with market expectations. (A basis point is 1/100th of a percentage point.) The successful outcome of North American Free Trade Agreement negotiations to its new incarnation as the United States-Mexico-Canada Agreement near month end was also supportive of market sentiment. U.S. equities then fell in October 2018, as investor sentiment rapidly deteriorated on escalating trade and political uncertainty and in a delayed response to an earlier sell-off in global interest rates. The retreat resulted in tighter U.S. financial conditions, which had been resilient to Fed interest rate hikes earlier in the calendar year. U.S. equities saw a reprieve in November 2018 on more accommodative comments from Fed Chair Jerome Powell and encouraging progress in U.S.-China trade talks. However, the recovery was short-lived. U.S. equities subsequently plunged in December 2018 on renewed investor fears sparked by the arrest of a Chinese technology executive, the partial U.S. federal government shutdown, the U.S. President’s criticism of Fed Chair Powell and reignited corporate earnings growth concerns.

In January 2019, dovish Fed commentary indicating a possible pause in its rate hiking cycle, headlines of easing trade tensions and strong corporate earnings propelled U.S. equities higher despite the ongoing U.S. government shutdown and decelerating emerging markets demand. (Dovish commentary tends to suggest lower interest rates; opposite of hawkish.) Investor sentiment improved as the release of generally healthy U.S. economic data and corporate earnings suggested that U.S. equity markets had likely oversold at the end of 2018. Toward month end, U.S. equities were supported by a resolution to the long-lasting U.S. government shutdown. The Fed kept its monetary policy unchanged at its January meeting and maintained its dovish tilt, saying it would be “patient” about interest rate increases and describing inflationary pressures as “muted.”

The U.S. equity market rally continued in February 2019, as corporate earnings growth remained solid, surpassing consensus expectations, which had been reduced at the end of 2018. Investors also rallied around news the deadline for further U.S. tariffs on Chinese goods would be extended given promising developments in deal negotiations. The Fed reaffirmed its dovish tone, announcing its intention to conclude its balance sheet unwind in the near future. (The

1

PORTFOLIO RESULTS

Fed unwinds, or shrinks, its balance sheet by selling securities on its balance sheet and/or not reinvesting maturing securities.) Additionally, U.S. equity markets were positively surprised by the 2.6% Gross Domestic Product growth rate for the fourth quarter of 2018 reported at the end of the month. In further evidence of economic strength, U.S. unemployment remained low at 4.0%, and private payrolls grew by 296,000, beating the consensus estimate by 90,000.

As for the fixed income markets, spread, or non-government bond, sectors generally performed well in September 2018. U.S. economic growth remained strong, though some major economies, including those of the Eurozone, the U.K. and China, exhibited a gradual weakening trend. The Fed delivered the eighth interest rate hike of its current tightening cycle, with its dot plot pointing to another increase by the end of 2018 and three more during 2019. (The “dot plot” shows rate projections of the members of the Fed’s Open Market Committee.) Fed Chair Powell delivered an upbeat assessment of the U.S. economy, which supported market expectations for these additional Fed rate hikes in 2019. U.S. Treasury rates rose in response, followed, in turn, by the interest rates of several other developed markets countries. The U.S. dollar was broadly flat versus many major currencies during the month.

During the fourth quarter of 2018, investor concerns about slowing global economic growth momentum as well as tighter financial conditions, mainly in the U.S., weighed on spread sector performance. In particular, U.S. corporate bonds experienced notable weakness, as credit spreads, or yield differentials versus U.S. Treasury securities, widened significantly. U.S. Treasury yields fell as investors grew fearful about the possible end of the global economic cycle and as their expectations for Fed rate hikes diminished. In December 2018, Fed policymakers raised short-term interest rates, much as the market had expected, but lowered their projection for 2019 monetary policy tightening from three rate hikes to two. U.S. economic activity data remained in expansionary territory during the fourth quarter but moderated from cycle highs. Headline inflation pressures eased as crude oil prices declined. The U.S. dollar appreciated relative to many major currencies in the fourth calendar quarter.

Spread sectors generally posted gains in January 2019, as investor risk sentiment improved on the back of a more dovish Fed. Other factors supporting spread sector performance were higher crude oil prices, several upside corporate earnings surprises and somewhat positive U.S.-China trade developments. The Fed left its monetary policy unchanged and eliminated language about “further gradual increases in rates,” cementing investor expectations for a near-term pause in short-term rate hikes. Fed Chair Powell emphasized the U.S. central bank would be largely guided by inflation indicators as well as by the global economic growth backdrop and the potential for financial market volatility. In January, the U.S. dollar weakened versus many major currencies.

In February 2019, spread sectors continued to advance overall, supported by the accommodative stances of several global central banks and the de-escalation of U.S.-China trade tensions. In the U.S., the release of the minutes from the Fed’s January meeting confirmed policymakers’ dovish tilt. U.S. economic growth softened but continued to hold its own as global economic growth slowed. The U.S. dollar strengthened slightly versus many major currencies during February 2019.

Q	What were the primary contributors to and detractors from the Portfolio’s performance during the Reporting Period?

A

The Portfolio seeks to achieve its investment objective through the implementation of the Goldman Sachs Strategic Factor Allocation process (“Strategic Allocation”), which is derived from the Goldman Sachs Investment Strategy Group’s (“ISG”) market views on a variety of asset classes and instruments. The Strategic Allocation was developed to provide exposure to “factors,” which are academically derived drivers of investment returns that the Goldman Sachs ISG believes offer the potential for greater and more consistent returns in various market environments. These factors include, but are not limited to, Equity, Term, Flow and Volatility. The Equity factor seeks to capture the premium associated with equity risk. The Term factor seeks to capture the premium associated with interest rate and inflation risk. The Flow factor seeks to systematically capitalize on flows within and across asset classes. The Volatility factor seeks to capture the “fear premium” associated with equity risk. (The fear premium is the amount investors tend to overpay to preserve capital during periods of financial market volatility.) The QIS Team implements the Strategic Allocation by investing primarily in derivatives; pooled investment vehicles, such as exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”) and underlying funds; and equities, fixed income and currencies.

During the Reporting Period, the Strategic Allocation detracted from the Portfolio’s performance. On an absolute

2

PORTFOLIO RESULTS

basis, the Equity, Volatility and Term factors hurt returns, while the Flow factor contributed positively.

In terms of underlying asset classes and instruments, the Portfolio’s allocations to U.S. equity index options and U.S. fixed income detracted from returns. On the other hand, exposure to U.S. equities contributed most positively. The Portfolio’s allocations to developed markets currencies, accomplished through the use of forward foreign currency exchange contracts, generated mixed results overall. More specifically, the Portfolio benefited from its positions in the Swiss franc, British pound, Canadian dollar and euro, but this was partially offset by its position in the New Zealand dollar, which detracted. Allocations to the Australian dollar and Japanese yen did not have a meaningful impact on performance during the Reporting Period.

Q	How was the Portfolio positioned at the beginning of the Reporting Period?

A	In terms of its Strategic Allocation at the beginning of the Reporting Period, the Portfolio maintained equal weightings in the Equity, Term, Flow and Volatility factors.

In terms of underlying asset classes and instruments, the Portfolio maintained positions in U.S. equities, listed U.S. equity index options and U.S. fixed income. In terms of currencies, it held long positions versus the U.S. dollar in the Canadian dollar and the euro. It held short positions relative to the U.S. dollar in the Australian dollar, British pound and the New Zealand dollar at the start of the Reporting Period. The Portfolio did not hold positions versus the U.S. dollar in the Swiss franc or Japanese yen at the beginning of the Reporting Period.

Q	How did the Portfolio use derivatives and similar instruments during the Reporting Period?

A	The Portfolio uses derivatives for both hedging and non-hedging purposes in the implementation of the Strategic Allocation. During the Reporting Period, the Portfolio employed listed equity index options to implement views on the U.S. equity market, which had a negative impact on performance. It used bond futures to express views on the U.S. fixed income market, which detracted from returns. In addition, forward foreign currency exchange contracts, which were used to take long and short positions in select developed markets currencies, had a negative impact on the Portfolio’s results during the Reporting Period.

Q	How was the Portfolio positioned at the end of the Reporting Period?

A	In terms of its Strategic Allocation at the end of the Reporting Period, the Portfolio maintained equal weightings in the Equity, Flow and Volatility factors. It had a relatively smaller weighting in the Term factor.

In terms of underlying asset classes and instruments, the Portfolio maintained positions in U.S. equities, listed U.S. equity index options and U.S. fixed income. In terms of currencies, it held long positions versus the U.S. dollar in the euro, Canadian dollar and Japanese yen. It held short positions relative to the U.S. dollar in the Australian dollar, Swiss franc and New Zealand dollar. The Portfolio did not hold a position in the British pound versus the U.S. dollar at the end of the Reporting Period.

Q	What was the Portfolio’s strategy at the end of the Reporting Period?

A	Going forward, the QIS Team plans to continue implementing the Goldman Sachs Strategic Factor Allocation process as it seeks long-term total return.

3

PORTFOLIO BASICS

Strategic Factor Allocation Fund

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Portfolio Total Return (based on NAV)[1]	Strategic Factor Allocation Composite Index[2]	S&P 500® Index[3]	Bloomberg Barclays U.S. Aggregate Bond Index[4]

Institutional	-1.13%	-0.28%	-3.04%	1.99%
Class P	-1.06	-0.28	-3.04	1.99
Class R6	-1.09	-0.28	-3.04	1.99

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Strategic Factor Allocation Composite Index is a blend of 50% the S&P 500® Index and 50% the Bloomberg Barclays U.S. Aggregate Bond Index. It is not possible to invest in an unmanaged index.

[3]	The S&P 500® Index is the Standard & Poor’s Composite Index of 500 stocks, an unmanaged index of common stock prices. The index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities. The index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[5]

For the period ended 12/31/18	One Year	Since Inception	Inception Date

Institutional	-3.62%	3.91%	5/31/16
Class P	N/A	-1.29	4/17/18
Class R6	-3.71	-3.68	12/29/17

[5]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Because Institutional, Class P and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

4

PORTFOLIO BASICS

EXPENSE RATIOS[6]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Institutional	0.85%	0.93%
Class P	0.84	0.92
Class R6	0.84	0.92

[6]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report. Pursuant to contractual arrangements, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date Goldman Sachs Asset Management, L.P., the Portfolio’s investment adviser, may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

HOLDINGS AS OF 2/28/19[7]

Holding	% of Net Assets	Line of Business

Goldman Sachs Financial Square Government Fund — Institutional Shares	53.9%	Investment Companies
SPDR S&P 500 ETF Trust	44.2	Exchange Traded Funds

[7]	The holdings may not be representative of the Portfolio’s future investments. Figures in the table above may not sum to 100% due to the exclusion of other assets and liabilities.

5

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Description	Value

Exchange Traded Fund – 44.2%
2,491,295	SPDR S&P 500 ETF Trust	$694,274,090
(Cost $659,950,682)

Shares	Dividend Rate	Value

Investment Company(a) – 53.9%
Goldman Sachs Financial Square Government Fund – Institutional Shares
844,974,227	2.395%	$844,974,227
(Cost $844,974,227)

TOTAL INVESTMENTS – 98.1%
(Cost $1,504,924,909)		$1,539,248,317

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		29,066,593

NET ASSETS – 100.0%		$1,568,314,910

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
JPY	—Japanese Yen
NZD	—New Zealand Dollar
USD	—U.S. Dollar

Investment Abbreviations:
ETF	—Exchange Traded Fund
PLC	—Public Limited Company

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2019, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	CAD	19,980,000	USD	15,155,483	03/25/19	$37,117

	EUR	26,670,000	USD	30,386,819	03/25/19	14,960

	USD	103,383,672	AUD	145,200,000	03/25/19	339,379

	USD	51,259,977	NZD	75,080,000	03/25/19	102,857

TOTAL						$494,313

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	JPY	1,683,590,000	USD	15,225,975	03/25/19	$(90,690)

	USD	51,850,105	CHF	51,680,000	03/25/19	(57,476)

TOTAL						$(148,166)

FUTURES CONTRACTS — At February 28, 2019, the Portfolio had the following futures contracts:

Type	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:

Ultra Long U.S. Treasury Bonds	1,892	06/19/19	$301,951,375	$(4,321,033)

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At February 28, 2019, the Portfolio had the following written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Written option contracts
Puts

S&P 500 Index	$2,665.00	04/18/2019	(1,178)	$(117,800)	$(2,361,890)	$(2,658,064)	$296,174

S&P 500 Index	2,680.00	04/18/2019	(2,349)	(234,900)	(5,214,780)	(4,954,283)	(260,497)

S&P 500 Index	2,615.00	03/15/2019	(1,187)	(118,700)	(379,840)	(1,931,922)	1,552,082

TOTAL			(4,714)	$(471,400)	$(7,956,510)	$(9,544,269)	$1,587,759

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Statement of Assets and Liabilities

February 28, 2019 (Unaudited)

Assets:

Investments of unaffiliated issuers, at value (cost $659,950,682)	$694,274,090

Investments of affiliated issuers, at value (cost $844,974,227)	844,974,227

Cash	44,215,290

Unrealized gain on forward foreign currency exchange contracts	494,313

Receivables:

Collateral on certain derivative contracts(a)	142,200,307

Investments sold	18,815,637

Dividends	1,502,412

Portfolio shares sold	1,040,500

Other assets	101,803

Total assets	1,747,618,579

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	148,166

Variation margin on futures	802,198

Written option contracts, at value (premium received $9,544,269)	7,956,510

Payables:

Investments purchased	163,741,917

Portfolio shares redeemed	5,723,204

Management fees	801,104

Transfer Agency fees	36,293

Accrued expenses	94,277

Total liabilities	179,303,669

Net Assets:

Paid-in capital	1,635,716,917
Total distributable loss	(67,402,007)
NET ASSETS	$1,568,314,910
Net Assets:
Institutional	$9,938,649
Class P	1,558,366,231
Class R6	10,030
Total Net Assets	$1,568,314,910
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	946,444
Class P	149,805,698
Class R6	964
Net asset value, offering and redemption price per share:
Institutional	$10.50
Class P	10.40
Class R6	10.41

(a)	Includes amounts segregated for initial margin requirements and/or collateral on futures, options and forward foreign currency exchange contract transactions of $7,596,380, $131,713,927 and $2,890,000, respectively.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Statement of Operations

For the Six Months Ended February 28, 2019 (Unaudited)

Investment income:

Dividends — unaffiliated issuers	$3,283,368

Dividends — affiliated issuers	13,156,494

Interest	164,726

Securities lending income — affiliated issuer	10,550

Total investment income	16,615,138

Expenses:

Management fees	7,242,942

Transfer Agency fees(a)	292,558

Registration fees	95,432

Custody, accounting and administrative services	72,665

Professional fees	65,708

Printing and mailing costs	42,368

Prime Broker Fees	16,154

Trustee fees	10,075

Other	24,055

Total expenses	7,861,957

Less — expense reductions	(994,223)

Net expenses	6,867,734

NET INVESTMENT INCOME	9,747,404

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	11,139,183

Futures contracts	(16,172,743)

Written options	(38,627,645)

Forward foreign currency exchange contracts	6,181

Foreign currency transactions	(3,322,315)

Net change in unrealized loss on:

Investments — unaffiliated issuers	(14,720,617)

Futures contracts	(7,845,421)

Written options	(1,447,910)

Forward foreign currency exchange contracts	(985,917)

Net realized and unrealized gain (loss)	(71,977,204)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(62,229,800)

(a)	Class specific Transfer Agency fees were as follows:

Transfer Agency Fees
Institutional	Class P	Class R6
$3,149	$289,407	$2

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018
From operations:

Net investment income	$9,747,404	$12,681,424

Net realized gain (loss)	(46,977,339)	58,522,161

Net change in unrealized gain (loss)	(24,999,865)	30,575,292

Net increase (decrease) in net assets resulting from operations	(62,229,800)	101,778,877

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(935,279)	(47,358,676	)(a)

Class P Shares	(118,182,472)	—

Class R6 Shares	(638)	—

Total distributions to shareholders	(119,118,389)	(47,358,676)

From share transactions:

Proceeds from sales of shares	159,977,907	3,709,070,464

Reinvestment of distributions	119,118,391	47,358,677

Cost of shares redeemed	(1,016,967,627)	(2,782,548,551)

Net increase (decrease) in net assets resulting from share transactions	(737,871,329)	973,880,590

TOTAL INCREASE (DECREASE)	(919,219,518)	1,028,300,791

Net assets:(b)

Beginning of period	2,487,534,428	1,459,233,637

End of period	$1,568,314,910	$2,487,534,428

(a)	Prior year information has been revised to conform with current year presentation. Distributions to shareholders for the Portfolio consisted of $2,205,857 of net investment income and $45,152,819 of net realized gains for the fiscal year ended August 31, 2018.
(b)	Prior year information has been revised to conform with current year presentation. Undistributed net investment income was $14,035,031 for the Portfolio as of August 31, 2018.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Factor Allocation Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016(a)
			2018	2017
Per Share Data

Net asset value, beginning of period	$11.26		$10.96	$10.34		$10.00

Net investment income (loss)(b)	0.05		0.06	—	(c)	(0.01)

Net realized and unrealized gain (loss)	(0.20)		0.50	0.70		0.35

Total from investment operations	(0.15)		0.56	0.70		0.34

Distributions to shareholders from net investment income	—		(0.01)	(0.00	)(c)	—

Distributions to shareholders from net realized gains	(0.61)		(0.25)	(0.08)		—

Total distributions	(0.61)		(0.26)	(0.08)		—

Net asset value, end of period	$10.50		$11.26	$10.96		$10.34

Total return(d)	(1.13)%		5.18%	6.88%		3.40%

Net assets, end of period (in 000s)	$9,939		$20,035	$1,459,234		$338,592

Ratio of net expenses to average net assets	0.72	%(e)	0.71%	0.74%		0.87	%(e)

Ratio of total expenses to average net assets	0.82	%(e)	0.80%	0.84%		1.07	%(e)

Ratio of net investment income to average net assets	1.00	%(e)	0.59%	0.01%		0.51	%(e)

Portfolio turnover rate(f)	554%		725%	589%		86%

(a)	Commenced operations on May 31, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Factor Allocation Fund
	Class P Shares
	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$11.26	$10.83

Net investment income(b)	0.05	0.02

Net realized and unrealized gain (loss)	(0.21)	0.41

Total from investment operations	(0.16)	0.43

Distributions to shareholders from net investment income	(0.09)	—

Distributions to shareholders from net realized gains	(0.61)	—

Total distributions	(0.70)	—

Net asset value, end of period	$10.40	$11.26

Total return(c)	(1.06)%	3.97%

Net assets, end of period (in 000s)	$1,558,366	$2,467,490

Ratio of net expenses to average net assets(d)	0.71%	0.71%

Ratio of total expenses to average net assets(d)	0.81%	0.80%

Ratio of net investment income to average net assets(d)	1.00%	0.40%

Portfolio turnover rate(e)	554%	725%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Factor Allocation Fund
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$11.26	$11.10

Net investment income(b)	0.05	0.04

Net realized and unrealized gain (loss)	(0.20)	0.12

Total from investment operations	(0.15)	0.16

Distributions to shareholders from net investment income	(0.09)	—

Distributions to shareholders from net realized gains	(0.61)	—

Total distributions	(0.70)	—

Net asset value, end of period	$10.41	$11.26

Total return(c)	(1.09)%	1.44%

Net assets, end of period (in 000s)	$10	$10

Ratio of net expenses to average net assets(d)	0.69%	0.69%

Ratio of total expenses to average net assets(d)	0.79%	0.79%

Ratio of net investment income to average net assets(d)	0.98%	0.58%

Portfolio turnover rate(e)	554%	725%

(a)	Commenced operations on December 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Notes to Financial Statements

February 28, 2019 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Goldman Sachs Strategic Factor Allocation Fund (the “Portfolio”) is a non-diversified portfolio and currently offers three classes of shares — Institutional, Class P, and Class R6 Shares. Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolio pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Portfolio’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Portfolio are charged to the Portfolio, while such expenses incurred by the Trust are allocated across the Portfolio on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Transfer Agency fees.

D.  Federal Taxes and Distributions to Shareholders — It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolio’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Portfolio are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

14

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolio invests in Underlying Funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be

15

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Portfolio, if any, is noted in the Schedule of Investments.

iii.  Options — When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV.

C.  Fair Value Hierarchy — The following is a summary of the Portfolio’s investments and derivatives classified in the fair value hierarchy as of February 28, 2019:

STRATEGIC FACTOR ALLOCATION

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Fund	$694,274,090	$—	$—

Investment Company	844,974,227	—	—

Total	$1,539,248,317	$—	$—

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GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$494,313	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(148,166)	$—

Futures Contracts(a)	(4,321,033)	—	—

Written option contracts	(7,956,510)	—	—

Total	$(12,277,543)	$(148,166)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2019. These instruments were used as part of the Portfolio’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolio’s net exposure.

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Interest rate	—	$—	Variation margin on futures contracts	$(4,321,033)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	494,313	Payable for unrealized loss on forward foreign currency exchange contracts	(148,166)
Equity	—	—	Written Options, at value	(7,956,510)
Total		$494,313		$(12,425,709)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table sets forth, by certain risk types, the Portfolio’s gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2019. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments.

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GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$(16,172,742)	$(7,845,421)	3,727
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	6,181	(985,917)	13
Equity	Net realized gain (loss) from written options contracts/change in unrealized gain (loss) from written options contracts	(38,627,645)	(1,447,910)	3
Total		$(54,794,206)	$(10,279,248)	3,743

(a)	Average number of contracts is based on the average of month end balances for the period ended February 28, 2019.

In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. Additionally, the Portfolio may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolio attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

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GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolio, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolio’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Portfolio’s average daily net assets.

For the six months ended February 28, 2019, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate
First $2 Billion	Next $3 Billion	Next $3 Billion	Over $8 Billion	Effective Rate	Effective Net Management Rate*^
0.75%	0.68%	0.64%	0.62%	0.75%	0.64%

*	GSAM has agreed to waive a portion of its management fee payable by the Portfolio in an amount equal to any management fee it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests through at least December 28, 2019. Prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.
^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any.

The Portfolio invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Portfolio in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Portfolio invests, except those management fees it earns from the Portfolio’s investment of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 28, 2019, GSAM waived $994,223 of the Portfolio’s management fee.

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolio for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.04% of the average daily net assets of Institutional Shares and 0.03% of the average daily net assets of Class P and Class R6 Shares.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the Portfolio (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolio is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Portfolio is 0.164%. The Other Expense limitation will remain in place through at least December 28, 2019, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolio has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Portfolio’s expenses and are received irrespective of the application of the “Other Expense” limitation described above.

D.  Line of Credit Facility — As of February 28, 2019, the Portfolio participated in a $770,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolio based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2019, the Portfolio did not have any borrowings under the facility.

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GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E.  Other Transactions with Affiliates — For the six months ended February 28, 2019 , Goldman Sachs earned did not earn any brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Portfolio.

As of February 28, 2019, The Goldman Sachs Group, Inc. was the beneficial owner of approximately 100% of Class R6 Shares of the Portfolio.

The table below shows the transactions in and earnings from investments in the Goldman Sachs Financial Square Government Fund for the six months ended February 28, 2019:

Affiliated Investment Company	Beginning Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income from Affiliated Investment Companies
Goldman Sachs Financial Square Government Fund — Institutional Shares	$1,243,562,349	$3,643,331,560	$(4,041,919,682)	$844,974,227	844,974,227	$13,156,494

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2019, were $3,493,665,712, and $3,859,302,494, respectively.

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Portfolio may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Portfolio’s securities lending procedures, the Portfolio receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Portfolio, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Portfolio on the next business day. As with other extensions of credit, the Portfolio may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Portfolio or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Portfolio invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Portfolio by paying the Portfolio an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any

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GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

7. SECURITIES LENDING (continued)

shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds may enter into master netting agreements with borrowers, which provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Portfolio’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Portfolio’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2019, are disclosed as “Payable upon return of securities loaned” on the Statement of Assets and Liabilities, where applicable. The Portfolio did not have securities on loan as of February 28, 2019.

Both the Portfolio and GSAL received compensation relating to the lending of the Portfolio’s securities. The amounts earned, if any, by the Portfolio’s for the six months ended February 28, 2019, are reported under Investment Income on the Statement of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended February 28, 2019		Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of February 28, 2019
Portfolio	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Portfolio’s from Lending to Goldman Sachs
Strategic Factor Allocation	$1,172	$—	$—

The following table provides information about the Portfolio’s investment in the Government Money Market Fund for the six months ended February 28, 2019.

Beginning Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending Value as of February 28, 2019
$—	$588,403,225	$(588,403,225)	$—

8. TAX INFORMATION

As of the Portfolio’s most recent fiscal year end, August 31, 2018, the Portfolio had no capital loss carryforwards nor certain timing differences on a tax basis.

As of February 28, 2019, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$ 1,567,016,983
Gross unrealized gain	34,323,408
Gross unrealized loss	(62,092,074)
Net unrealized gains (losses) on securities	$ (27,768,666)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, options contracts and foreign currency contracts.

GSAM has reviewed the Portfolio’s tax positions for all open tax years (the current and prior three years as applicable) and has concluded that no provision for income tax is required in the Portfolio’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

9. OTHER RISKS

The Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Portfolio’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If the Portfolio invests in foreign securities the Portfolio may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Portfolio’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Portfolio focuses its investments in securities of issuers located in a particular country or geographic region, the Portfolio may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Portfolio will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Portfolio’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, the Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial

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GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

9. OTHER RISKS (continued)

intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Portfolio is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

Non-Diversification Risk — The Portfolio is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

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GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

11. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018
	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	14,318	$152,319	112,967,854	$1,246,492,116
Reinvestment of distributions	91,964	935,279	4,267,627	47,358,677
Shares redeemed	(938,976)	(9,828,303)	(248,616,561)	(2,738,342,880)
	(832,694)	(8,740,705)	(131,381,080)	(1,444,492,087)
Class P Shares(a)
Shares sold	15,465,756	159,825,588	223,146,844	2,462,568,348
Reinvestment of distributions	11,657,218	118,182,473	—	—
Shares redeemed	(96,509,295)	(1,007,139,324)	(3,954,825)	(44,205,671)
	(69,386,321)	(729,131,263)	219,192,019	2,418,362,677
Class R6 Shares(b)
Shares sold	—	—	901	10,000
Reinvestment of distributions	63	639	—	—
	63	639	901	10,000

NET INCREASE (DECREASE)	(70,218,952)	$(737,871,329)	87,811,840	$973,880,590

(a)	Class P Shares commenced operations on April 17, 2018.
(b)	Class R6 Shares commenced operations on December 29, 2017.

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GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Fund Expenses — Six Month Period Ended February 28, 2019 (Unaudited)

As a shareholder of Institutional, Class P or Class R6 Shares of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional, Class P, and Class R6 Shares of the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 through February 28, 2019, which represents a period of 181 days in a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Strategic Factor Allocation Fund
Share Class	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*
Institutional
Actual	$1,000.00	$988.70		$3.55
Hypothetical 5% return	1,000.00	1,021.22	+	3.61
Class P
Actual	1,000.00	989.40		3.50
Hypothetical 5% return	1,000.00	1,021.27	+	3.56
Class R6
Actual	1,000.00	989.10		3.40
Hypothetical 5% return	1,000.00	1,021.37	+	3.46

*	Expenses are calculated using the Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows: 0.72% for Institutional Shares, 0.71% for Class P Shares and 0.69% for Class R6 Shares.

+	Hypothetical expenses are based on the Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

25

PORTFOLIO PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.34 trillion in assets under supervision as of December 31, 2018, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Municipal Income Completion Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	N-11 Equity Fund
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund[4]
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on February 28, 2019, the Goldman Sachs Equity Growth Strategy Portfolio was renamed the Goldman Sachs Dynamic Global Equity Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels James A. McNamara Roy W. Templin Gregory G. Weaver

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer and Principal Accounting Officer

Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Portfolio included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolio, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolio. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (I) without charge, upon request by calling 1-800-526-7384; and (II) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Portfolio will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Portfolio holdings and allocations shown are as of February 28, 2019 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2019 Goldman Sachs. All rights reserved. 162456-OTU-961812/STRATFACALSAR-19/606

Goldman Sachs Funds

Semi-Annual Report	February 28, 2019

Tactical Exposure Fund

It is our intention that beginning on January 1, 2021, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from the Fund electronically by calling the toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550. If you hold shares of the Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Fund’s transfer agent if you invest directly with the transfer agent.

Goldman Sachs Tactical Exposure Fund

TABLE OF CONTENTS

Portfolio Management Discussion and Performance Summary	1

Schedule of Investments	7

Financial Statements	12

Financial Highlights	15

Notes to the Financial Statements	18

Other Information	31

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS

Goldman Sachs Tactical Exposure Fund

Investment Objective

The Fund seeks long-term total return.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Global Portfolio Solutions Group discusses the Goldman Sachs Tactical Exposure Fund’s (the “Fund”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Institutional, Class P and Class R6 Shares generated cumulative total returns of 0.37%, 0.38% and 0.47%, respectively. These returns compare to the 1.24% cumulative total return of the Fund’s benchmark, the ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index (the “Index”), during the same time period.

References to the Fund’s benchmark and to other indices, if any, mentioned herein are for informational purposes only, and unless otherwise noted, are not indications of how the Fund is managed. The use of the Index as the Fund’s benchmark does not imply the Fund is being managed like cash and does not imply low risk or low volatility.

Q	What economic and market factors most influenced the Fund during the Reporting Period?

A	During the Reporting Period, global economic growth slowed, led by weakness in Europe and China. However, it remained healthy overall. U.S. economic growth was stronger than the growth of other major developed countries. The news flow around U.S.-China trade negotiations, which was volatile early in the Reporting Period, improved in late 2018 as positive developments emerged.

Global equities sold off significantly in the fourth quarter of 2018 amid concerns about the magnitude of the global economic growth slowdown. Market participants, who had appeared to be underpricing the pace of Federal Reserve (“Fed”) interest rate hikes when the Reporting Period began in September 2018, repriced their expectations in response to the global equity sell-off. In January 2019, the Fed’s tone became less hawkish, sparking a rally in risk assets, including equities, corporate credit and emerging markets currencies, that continued through the end of the Reporting Period. (Hawkish tends to suggest higher interest rates; opposite of dovish.)

Regarding commodities, December 2018 production cuts by the Organization of the Petroleum Exporting Countries (“OPEC”) supported crude oil prices in early 2019 following a substantial decline in the fourth quarter of 2018.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to achieve its investment objective through the implementation of investment ideas that are generally derived from short-term or medium-term market views on a variety of asset classes and instruments.

Overall, our equity views detracted from the Fund’s performance during the Reporting Period. Specifically, the Fund was hurt by its tactical long position in Japanese equities during October 2018, as global economic growth slowed and a stronger Japanese yen weighed on the Japanese stock market. In addition, the Fund’s tactical long position in U.S. equities, led by energy and information technology stocks, detracted from returns. The energy sector was hurt by lower crude oil prices, while the information technology sector suffered due to investor fears about the pace of global economic growth and an inventory buildup by semiconductor companies.

Within fixed income, which detracted overall, the Fund was hampered by our view that the Fed would hike interest rates in 2019, expressed through a tactical short position in Eurodollar futures, as the market priced in no rate hike at all. (Eurodollar futures are contracts that have underlying assets linked to time deposits denominated in U.S. dollars at banks outside the U.S.)

On the positive side, our commodities views added to the Fund’s performance. During the Reporting Period, the Fund benefited from its tactical positioning in crude oil. In our

1

PORTFOLIO RESULTS

view, crude oil prices should have ranged between $45 and $65 a barrel because we believed OPEC production cuts would limit downside price movements and political pressure would cap the upside. To express this view, we opportunistically sold call and put options when crude oil prices were close to the upper and lower ends of our expected range. (A call option is an option that gives the holder the right, but not the obligation, to buy an underlying asset at an agreed-upon price at any time up to an agreed-upon date. A put option is an option contract giving the owner the right, but not the obligation, to sell a specified amount of an underlying asset at a specified price within a specified time.) In addition, the Fund was helped by its tactical long positions in platinum and gold.

Tactical exposure to a basket of currencies also contributed positively to the Fund’s performance during the Reporting Period.

Q	How was the Fund positioned at the beginning of the Reporting Period?

A	At the beginning of the Reporting Period, the Fund had approximately 21.43% of its total net assets in long equity-related investments; approximately 104.81% of its total net assets in long fixed income-related investments; approximately 40.51% of its total net assets in long commodity-related investments; and approximately 20.70% of its total net assets in long currency-related investments. It had no short positions in equity-related investments at the beginning of the Reporting Period. The Fund had approximately -90.74% of its total net assets in short fixed income-related investments; approximately -35.95% of its total net assets in short commodity-related investments; and approximately -3.11% of its total net assets in short currency-related investments. These positions were accomplished through the use of exchange traded funds, equity futures, equity index options, interest rates futures, crude oil options and currency forwards. Although the above sector breakout is inclusive of derivative exposure across all asset classes, it does not necessarily include the cash held to support those positions. Derivatives positions are mostly supported by cash and short-term investments held in the Fund specifically to cover its exposure and any potential margin calls or future losses experienced.

Q	How did you tactically manage the Fund’s allocations during the Reporting Period?

A

During the Reporting Period, in response to shifting macroeconomic and market dynamics, we made a number of changes to the Fund’s tactical exposures. First, because the global economic growth slowdown was more pronounced than we expected, we gradually reduced the Fund’s tactical exposure to equities during the first four months of the Reporting Period. We then increased the Fund’s tactical exposure to equities during January 2019 amid tentative signs of global economic growth stabilization and in response to the Fed’s dovish shift. Second, we gradually reduced the Fund’s short tactical exposure to U.S. interest rates (implemented through positions in Eurodollar futures) throughout the fourth quarter of 2018, as risk assets sold off and financial conditions tightened. However, we maintained some of the Fund’s exposure to U.S. interest rates at the front, or short-term, end of the U.S. Treasury yield curve, in line with our view that the market was underpricing the pace of Fed rate hikes. (Yield curve is a spectrum of maturities of varying lengths.) In February 2019, we increased the Fund’s short tactical exposure to U.S. interest rates based on our belief the Fed would hike interest rates at least once in 2019. Third, when the Reporting Period began, the Fund had only modest exposure to commodities through a tactical long position in platinum and relative value positions in West Texas Intermediate (“WTI”) and Brent crude oil futures. By December 2018, we had moved the Fund to an outright long position in commodities, accomplished through tactical long positions in gold, platinum and crude oil. Finally, we reduced the Fund’s tactical long exposure to emerging markets currencies throughout the Reporting Period to reduce overall risk. However, in January 2019, we increased its tactical long position in emerging markets currencies, as the Fed hinted at fewer interest rate hikes than markets had previously expected.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	The Fund used derivatives and similar instruments as part of its investment strategy to express views implemented in the Fund. Positions were supported predominantly by cash held in the Fund specifically to cover its exposure to derivative instruments and any potential margin calls or future losses experienced.

During the Reporting Period, the Fund employed forward foreign currency exchange contracts to express our currency views, which added to performance. The Fund used equity futures and equity index options to gain exposure to or express our bullish and/or bearish views about the equities of certain countries. Collectively, the use of equity futures and equity index options had a negative impact on Fund

2

PORTFOLIO RESULTS

performance. In addition, the Fund used call and put options to express our views on emerging markets equities, U.S. bank stocks, crude oil and gold, which had a positive impact on returns. Commodity futures and options, which were used to express our views on crude oil, gold, silver, platinum, heating oil and gasoline, added to performance. In addition, the Fund employed U.S. Treasury and Eurodollar futures to express our views on interest rates, both of which had a negative impact on performance. The Fund utilized interest rate swaps and bond futures to express our views on the shape of the U.S. Treasury yield curve and the shape of the European government bond yield curve, which contributed positively to returns. Total return swaps, which were used to express our views on European banks, added to performance. Finally, the Fund used credit default swaps to express our bullish views of U.S. high yield and investment grade corporate bonds, which had a positive impact on performance during the Reporting Period.

Q	How was the Fund positioned at the end of the Reporting Period?

A	At the end of the Reporting Period, the Fund had approximately 13.05% of its total net assets in long equity-related investments; approximately 65.09% of its total net assets in long fixed income-related investments; approximately 11.74% of its total net assets in long commodity-related investments; and approximately 17.99% of its total net assets in long currency-related investments. The Fund had approximately -5.03% of its total net assets in short equity-related investments; approximately -71.53% of its total net assets in short fixed income-related investments; and approximately -9.31% of its total net assets in short commodity-related investments. It had none of its total net assets in short currency-related investments at the end of the Reporting Period. These positions were accomplished through the use of exchange traded funds, equity futures, equity index options, interest rates futures, crude oil options and currency forwards. Although the above sector breakout is inclusive of derivative exposure across all asset classes, it does not necessarily include the cash held to support those positions. Derivatives positions are mostly supported by cash and short-term investments held in the Fund specifically to cover its exposure and any potential margin calls or future losses experienced.

Q	Were there any changes to the Fund’s portfolio management team during the Reporting Period?

A	As of February 8, 2019, Joshua Sheldon no longer served as a portfolio manager of the Fund. Effective February 19, 2019, Raymond Chan no longer served as a portfolio manager of the Fund, and Siwen Wu became a portfolio manager of the Fund. By design, all investment decisions for the Fund are performed within a co-lead or team structure, with multiple subject matter experts. This strategic decision making has been the cornerstone of our approach and helps to ensure continuity in the Fund. At the end of the Reporting Period, the portfolio managers for the Fund were Neill Nuttall, Robert Surgent and Siwen Wu.

Q	What is the Fund’s tactical asset allocation view and strategy for the months ahead?

A

At the end of the Reporting Period, we did not find equity valuations attractive given that market prices were significantly higher than they had been at the start of 2019. Overall, the risk/reward outlook for equities was limited, in our view, as these less attractive valuations as well as weaker global economic growth were being countered by a supportive Fed and China policymakers’ stimulus measures. However, we may seek to increase the Fund’s global equity exposure if global economic growth stabilizes in 2019, as we expect. Regarding fixed income, at the end of the Reporting Period, we believed global yields would continue to rise, driven by diminishing economic slack and higher inflation around the world. Within the commodities markets, we expected crude oil prices to remain range-bound, with OPEC production cuts continuing to provide support and with political pressure from consumer nations, as well as shale producers, limiting price increases. Accordingly, at the end of the Reporting Period, we maintained a neutral view on commodities.

In terms of positioning, we favored equities over corporate credit and corporate credit over government bonds at the end of the Reporting Period. Within equities, we preferred China A-shares and European banks, as they appeared undervalued relative to our macro views about economic growth stability in the two regions. As for fixed income, we expected the Fed to raise short-term interest rates at least once in 2019, which we continued to express through the Fund’s short position in Eurodollar futures.

Three risks may cause us to modify the Fund’s positioning. The first risk is an escalation in the U.S.-China trade war, though we believed at the end of the Reporting Period that negotiations were proceeding well and that markets were reacting positively overall. That said, if we see signs of a breakdown in talks, we plan to reevaluate the Fund’s growth-sensitive exposures overall and its tactical long position in Chinese equities in particular. The second risk is that

3

PORTFOLIO RESULTS

inflation increases at a faster pace than we anticipate. Though not a near-term risk, in our view, we believe higher wage growth and inflation could eventually become a headwind for equities. Higher inflation might lead us to reduce the Fund’s tactical long positions in equities and increase its tactical short positions in fixed income. The third risk, in our opinion, is a slowdown in global economic growth, though this is not our base case. If we do see economic growth weakness outside the U.S., we plan to reexamine the Fund’s tactical long positions in Chinese equities and its tactical short positions in the U.S. dollar.

4

PORTFOLIO BASICS

Tactical Exposure Fund

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Fund Total Return (based on NAV)[1]	ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index[2]

Institutional	0.37%	1.24%
Class P	0.38	1.24
Class R6	0.47	1.24

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index (the “Index”) tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. The Index figure does not reflect any deductions for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Since Inception	Inception Date

Institutional	-5.55%	-4.83%	9/6/17
Class P	N/A	-5.87	4/17/18
Class R6	-5.50	-4.78	9/6/17

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Because Institutional, Class P and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5

PORTFOLIO BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Institutional	0.91%	1.22%
Class P	0.90	1.21
Class R6	0.90	1.21

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Consolidated Financial Highlights in this report. Pursuant to a contractual arrangement, the Fund’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

PORTFOLIO COMPOSITION[5]

	Percentage of Net Assets

	as of 2/28/19	as of 8/31/18

Investment Companies	92.6%	73.4%
Exchange Traded Funds	0.0	15.1

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

TOP HOLDINGS AS OF 2/28/19[6]

Holding	% of Net Assets	Line of Business

Goldman Sachs Short-Term Conservative Income Fund – Class R6 Shares	68.2%	Investment Companies
Goldman Sachs Financial Square Government Fund – Institutional Shares	24.4	Investment Companies

[6]	The top holdings may not be representative of the Fund’s future investments. Figures in the table above may not sum to 100% due to the exclusion of other assets and liabilities.

6

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Schedule of Investments

February 28, 2019 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(a) – 92.6%
Goldman Sachs Financial Square Government Fund – Institutional Shares
59,298,770	2.395%	$59,298,770
Goldman Sachs Short-Term Conservative Income Fund – Class R6 Shares
16,559,789	2.634	166,094,687

TOTAL INVESTMENT COMPANIES (Cost $225,349,231)		$225,393,457

TOTAL INVESTMENTS – 92.6% (Cost $225,349,231)		$225,393,457

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.4%		17,918,293

NET ASSETS – 100.0%		$243,311,750

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Currency Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
IDR	—Indonesian Rupiah
INR	—Indian Rupee
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippine Peso
THB	—Thai Baht
TRY	—Turkish Lira
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
ETF	—Exchange Traded Fund
EURO	—Euro Offered Rate
LIBOR	—London Interbank Offered Rate
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Schedule of Investments (continued)

February 28, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	BRL	18,020,000	USD	4,761,024	03/06/19	$34,306

	CAD	11,800,000	USD	8,873,794	03/20/19	97,627

	EUR	6,370,000	USD	7,232,313	03/20/19	25,789

	IDR	132,660,000,000	USD	9,153,404	03/20/19	196,021

	INR	519,500,000	USD	7,244,211	03/20/19	70,030

	MXN	181,125,000	USD	8,690,830	03/20/19	672,637

	NOK	600,000	USD	69,975	03/20/19	211

	PHP	465,000,000	USD	8,776,056	03/20/19	182,168

	THB	291,000,000	USD	9,102,866	03/20/19	135,356

	TRY	25,950,000	USD	4,636,330	03/20/19	167,737

	USD	7,284,480	AUD	10,240,000	03/20/19	18,046

	USD	4,840,203	BRL	18,020,000	03/06/19	44,871

	USD	8,991,554	CHF	8,830,000	03/20/19	127,083

	USD	10,936,146	EUR	9,500,000	03/20/19	111,660

	USD	7,416,913	IDR	104,670,000,000	03/20/19	40,129

	USD	9,163,203	KRW	10,140,000,000	03/20/19	149,138

	USD	7,341,306	MXN	141,500,000	03/20/19	26,298

	USD	241,292	NOK	2,050,000	03/20/19	1,488

	USD	128,685	TRY	690,000	03/20/19	947

	USD	12,297,049	TWD	373,500,000	03/20/19	171,434

	ZAR	81,620,000	USD	5,693,042	03/20/19	84,249

TOTAL						$2,357,225

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	22,410,000	USD	16,070,637	03/20/19	$(168,215)

	CHF	8,830,000	USD	8,989,530	03/20/19	(125,059)

	EUR	22,450,000	USD	25,610,302	03/20/19	(30,334)

	KRW	10,140,000,000	USD	9,175,267	03/20/19	(161,202)

	NOK	76,000,000	USD	8,947,903	03/20/19	(57,643)

	TRY	600,000	USD	111,544	03/20/19	(468)

	TWD	75,000,000	USD	2,460,321	03/20/19	(25,459)

	USD	1,372,522	AUD	1,950,000	03/20/19	(11,223)

	USD	8,815,851	CAD	11,800,000	03/20/19	(155,569)

	USD	11,390	EUR	10,000	03/20/19	(4)

	USD	1,906,143	IDR	27,990,000,000	03/20/19	(66,496)

	USD	7,259,541	INR	519,500,000	03/20/19	(54,700)

	USD	1,989,572	MXN	39,625,000	03/20/19	(58,888)

	USD	1,408,424	NOK	12,300,000	03/20/19	(30,394)

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

	USD	7,259,012	NZD	10,660,000	03/20/19	$(3,607)

	USD	8,815,206	PHP	465,000,000	03/20/19	(143,018)

	USD	8,895,900	THB	291,000,000	03/20/19	(342,323)

	USD	5,721,100	ZAR	81,620,000	03/20/19	(56,190)

TOTAL						$(1,490,792)

FUTURES CONTRACTS — At February 28, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:

Australian 10 Year Government Bonds	127	03/15/19	$12,162,918	$13,162

Brent Crude	83	03/29/19	5,503,730	(2,807)

Crude Oil	45	03/20/19	2,574,900	108,573

FTSE China A50 Index	610	03/28/19	7,646,350	268,823

Gasoline RBOB	47	04/30/19	3,485,689	55,751

MSCI Emerging Markets Index	226	03/15/19	11,827,710	(275,732)

Platinum	309	04/26/19	13,521,840	1,231,950

Silver	45	05/29/19	3,517,650	(79,074)

10 Year German Euro-Bund	224	03/07/19	42,119,114	146,350

10 Year U.S. Treasury Notes	1	06/19/19	122,000	(188)

Total				$1,466,808
Short position contracts:

Eurodollars	(1,936)	09/16/19	(471,367,600)	(344,191)

Euro Stoxx 50 Index	(326)	03/15/19	(12,229,264)	(13,756)

Gold 100 Oz	(67)	04/26/19	(8,817,870)	(187,375)

NY Harbor ULSD	(30)	04/30/19	(2,547,342)	(37,732)

Total				$(583,054)

TOTAL FUTURES CONTRACTS				$883,754

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Schedule of Investments (continued)

February 28, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At February 28, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR(b)	2.900%(c)	04/13/23	$ 103,622	$ 752,918	$ 938	$ 751,980

0.900%(d)	6M EURO(c)	04/13/23	EUR 76,529	(1,080,700)	854	(1,081,554)

3M LIBOR(b)	3.066(c)	11/17/23	$ 228,229	2,173,196	2,065	2,171,131

0.750(d)	6M EURO(c)	11/17/23	EUR 191,003	(1,448,013)	1,970	(1,449,983)

6M EURO(c)	1.568(d)	04/13/31	16,182	828,849	280	828,569

2.965(c)	3M LIBOR(b)	04/13/31	$ 22,840	(251,998)	320	(252,318)

6M EURO(c)	1.510(d)	11/17/31	EUR 39,192	1,299,524	(59,641)	1,359,165

3.269(c)	3M LIBOR(b)	11/17/31	$ 50,198	(1,648,116)	228,663	(1,876,779)

TOTAL				$ 625,660	$175,449	$ 450,211

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to February 28, 2019.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.
(d)	Payments made annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received by the Fund(a)	Credit Spread at February 28, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Sold:

CDX.NA.HY Index 31	5.000%	3.466%	12/20/23	$6,644	$480,796	$251,191	$229,605

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

SX7T Index	(1.300)%	Citibank NA	08/30/19	$(4,856)	$—

SX7T Index	(2.630)	Deutsche Bank AG	05/31/19	(7,300)	146,736

TOTAL					$146,736

(a)	The Fund pays/receives quarterly coupon payments in accordance with the swap contracts. On the termination date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN AND PURCHASED OPTIONS CONTRACTS — At February 28, 2019, the Fund had the following written and purchased options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls

iShares MSCI Emerging Markets ETF	Barclays Bank PLC	43.00	03/15/2019	371,287	$371,287	$121,781	$316,003	$(194,222)
Puts
USO Indices	MS & Co. Int. PLC	10.16	03/14/2019	445,589	445,589	1,032	57,570	(56,538)

Total Purchased option contracts				816,876	$816,876	$122,813	$373,573	$(250,760)

Written option contracts
Calls

USO Indices	Citibank NA	11.74	03/14/2019	(575,105)	$(575,105)	$(210,428)	$(135,955)	$(74,473)

USO Indices	MS & Co. Int. PLC	11.87	03/14/2019	(734,134)	(734,134)	(208,973)	(209,228)	255

USO Indices	Citibank NA	11.33	03/14/2019	(222,794)	(222,794)	(151,509)	(58,260)	(93,249)

iShares MSCI Emerging Markets ETF	MS & Co. Int. PLC	43.00	03/15/2019	(371,287)	(371,287)	(121,781)	(432,661)	310,880

iShares iBoxx High Yield Corporate Bond ETF	MS & Co. Int. PLC	85.59	03/14/2019	(84,832)	(84,832)	(18,579)	(17,501)	(1,078)

				(1,988,152)	$(1,988,152)	$(711,270)	$(853,605)	$142,335
Puts

USO Indices	MS & Co. Int. PLC	10.90	03/14/2019	(734,134)	(734,134)	(12,775)	(227,582)	214,807

USO Indices	MS & Co. Int. PLC	10.76	03/14/2019	(445,589)	(445,589)	(5,223)	(124,765)	119,542

				(1,179,723)	$(1,179,723)	$(17,998)	$(352,347)	$334,349

Total Written option contracts				(3,167,875)	$(3,167,875)	$(729,268)	$(1,205,952)	$476,684

TOTAL				(2,350,999)	$(2,350,999)	$(606,455)	$(832,379)	$225,924

Abbreviations:
CDX.NA.HY Index 31	— CDX North America High Yield Index 31
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
SX7T Index	—Euro STOXX Bank Net Return Index EUR
USO Indices	—United States Oil Fund LP ETF Indices

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Statement of Assets and Liabilities(a)

February 28, 2019 (Unaudited)

Assets:

Investments of affiliated issuers, at value (cost $225,349,231)	$225,393,457

Purchased options (cost $373,573)	122,813

Cash	3,703,719

Foreign currencies, at value (cost $311,929)	315,541

Unrealized gain on swap contracts	146,736

Unrealized gain on forward foreign currency exchange contracts	2,357,225

Variation margin on futures	381,834

Receivables:

Collateral on certain derivative contracts(b)	14,476,297

Dividends	462,429

Reimbursement from investment adviser	29,232

Other assets	35,180

Total assets	247,424,463

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	1,490,792

Variation margin on swaps	175,051

Written option contracts, at value (premium received $1,205,952)	729,268

Payables:

Collateral on certain derivative contracts(c)	970,000

Investments purchased	462,429

Management fees	109,354

Transfer Agency fees	5,571

Due to broker — upfront payment	1,654

Accrued expenses	168,594

Total liabilities	4,112,713

Net Assets:

Paid-in capital	$258,673,110

Total distributable loss	(15,361,360)
NET ASSETS	$243,311,750
Net Assets:
Institutional	56,851
Class P	96,488
Class R6	243,158,411
Total Net Assets	$243,311,750
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	5,956
Class P	10,238
Class R6	25,795,929
Net asset value, offering and redemption price per share:
Institutional	$9.55
Class P	9.42
Class R6	9.43

(a)	Statement of Assets and Liabilities for the Fund is consolidated and includes the balances of a wholly owned subsidiary, Cayman Commodity-TEX, Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Includes amounts segregated for initial margin requirements and/or collateral on futures and swaps of $3,501,233 and $10,975,064, respectively.
(c)	Amount segregated for initial margin requirements and/or collateral on swaps.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Statement of Operations(a)

For the Six Months Ended February 28, 2019 (Unaudited)

Investment income:

Dividends — affiliated issuers	$2,944,120

Dividends — unaffiliated issuers	585,896

Interest	61,453

Total investment income	3,591,469

Expenses:

Management fees	1,054,790

Professional fees	109,087

Custody, accounting and administrative services	61,843

Transfer Agency fees(b)	42,195

Registration fees	21,812

Printing and mailing costs	12,746

Trustee fees	8,196

Prime Broker Fees	2,509

Other	4,865

Total expenses	1,318,043

Less — expense reductions	(381,920)

Net expenses	936,123

NET INVESTMENT INCOME	2,655,346

Realized and unrealized gain (loss):

Capital gain distributions from Affiliated Underlying Funds	9,869

Net realized gain (loss) from:

Investments — unaffiliated issuers	(4,366,567)

Investment — affiliated issuers	(6,773,265)

Purchased options	(975,528)

Futures contracts	1,136,135

Written options	1,857,988

Swap contracts	(297,686)

Forward foreign currency exchange contracts	(2,163,302)

Foreign currency transactions	(54,987)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(228,362)

Investments — affiliated issuers	5,937,973

Purchased options	(250,760)

Futures contracts	(2,186,677)

Written options	476,684

Swap contracts	1,902,273

Forward foreign currency exchange contracts	3,125,746

Foreign currency translation	(67,680)

Net realized and unrealized loss	(2,918,146)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(262,800)

(a)	Statement of Operations for the Fund is consolidated and includes the balances of a wholly owned subsidiary, Cayman Commodity-TEX, Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Class specific Transfer Agency fees were as follows:

Transfer Agency Fees
Institutional	Class P	Class R6
$13	$14	$42,168

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Statements of Changes in Net Assets(a)

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Period Ended August 31, 2018(b)
From operations:

Net investment income	$2,655,346	$3,869,630

Net realized loss	(11,627,343)	(8,420,719)

Net change in unrealized gain (loss)	8,709,197	(5,858,696)

Net decrease in net assets resulting from operations	(262,800)	(10,409,785)

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(437)	(1,600,152	)(c)

Class P Shares(d)	(1,914)	—

Class R6 Shares	(5,278,574)	(69	)(c)

Total distributions to shareholders	(5,280,925)	(1,600,221)

From share transactions:

Proceeds from sales of shares	1,607,472	603,000,995

Reinvestment of distributions	5,280,860	1,600,221

Cost of shares redeemed	(74,451,278)	(276,172,789)

Net increase (decrease) in net assets resulting from share transactions	(67,562,946)	328,428,427

TOTAL INCREASE (DECREASE)	(73,106,671)	316,418,421

Net assets(e):

Beginning of period	316,418,421	—

End of period	$243,311,750	$316,418,421

(a)	Statement of Changes in Net Assets for the Fund is consolidated and includes the balances of a wholly owned subsidiary, Cayman Commodity-TEX, Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Commenced operations on September 6, 2017.
(c)	Prior year information has been revised to conform to current year presentation, see prior year presentation below:

	Institutional	Class R6

Distributions from net investment income	$(577,823)	$(25)

Distributions from net realized gains	(1,022,329)	(44)

(d)	Commenced operations on April 17, 2018.
(e)	Prior year information has been revised to conform with current year presentation. Distributions in excess of net investment income was $(3,210,141) as of August 31, 2018.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tactical Exposure Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$9.58		$10.00

Net investment income(b)	0.09		0.09

Net realized and unrealized loss	(0.05)		(0.45)

Total from investment operations	0.04		(0.36)

Distributions to shareholders from net investment income	—	(c)	(0.02)

Distributions to shareholders from net realized gains	(0.07)		(0.04)

Total distributions	(0.07)		(0.06)

Net asset value, end of period	$9.55		$9.58

Total return(d)	0.37%		(3.54)%

Net assets, end of period (in 000s)	$57		$99

Ratio of net expenses to average net assets(e)	0.68	%(f)	0.68	%(f)

Ratio of total expenses to average net assets(e)	0.94	%(f)	1.04	%(f)

Ratio of net investment income to average net assets	1.97	%(f)	0.91	%(f)

Portfolio turnover rate(g)	89%		132%

(a)	Commenced operations on September 6, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $(0.005).
(d)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tactical Exposure Fund
	Class P
	Six Months Ended February 28, 2019 (Unaudited)		Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$9.58		$9.88

Net investment income(b)	0.09		0.08

Net realized and unrealized loss	(0.06)		(0.38)

Total from investment operations	0.03		(0.30)

Distributions to shareholders from net investment income	(0.12)		—

Distributions to shareholders from net realized gains	(0.07)		—

Total distributions	(0.19)		—

Net asset value, end of period	$9.42		$9.58

Total return(c)	0.38%		(3.04)%

Net assets, end of period (in 000s)	$96		$96

Ratio of net expenses to average net assets(d)	0.67	%(e)	0.63	%(e)

Ratio of total expenses to average net assets(d)	0.94	%(e)	1.10	%(e)

Ratio of net investment income to average net assets	1.88	%(e)	2.18	%(e)

Portfolio turnover rate(f)	89%		132%

(a)	Commenced operations April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tactical Exposure Fund
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)		Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$9.58		$10.00

Net investment income(b)	0.09		0.18

Net realized and unrealized gain (loss)	(0.06)		(0.54)

Total from investment operations	0.03		(0.36)

Distributions to shareholders from net investment income	(0.11)		(0.02)

Distributions to shareholders from net realized gains	(0.07)		(0.04)

Total distributions	(0.18)		(0.06)

Net asset value, end of period	$9.43		$9.58

Total return(c)	0.47%		(3.54)%

Net assets, end of period (in 000s)	$243,158		$316,223

Ratio of net expenses to average net assets(d)	0.67	%(e)	0.60	%(e)

Ratio of total expenses to average net assets(d)	0.94	%(e)	0.99	%(e)

Ratio of net investment income to average net assets	1.89	%(e)	1.90	%(e)

Portfolio turnover rate(f)	89%		132%

(a)	Commenced operations on September 6, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Notes to Financial Statements

February 28, 2019 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Goldman Sachs Tactical Exposure Fund (the “Fund”) is a diversified fund and currently offers three classes of shares — Institutional, Class P and Class R6 Shares. Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Basis of Consolidation for Goldman Sachs Tactical Exposure Fund — The Cayman Commodity – TEX, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on June 27, 2017 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of September 6, 2017, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of February 28, 2019, the Fund’s net assets were $243,311,750, of which, $15,957,801, or 6.6%, represented the Subsidiary’s net assets.

B.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

C.  Investment Income and Investments — Investment income includes interest income, dividend income, less any amounts reclaimable, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

D.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class-specific expenses, where applicable, are borne by the respective share classes and include Transfer Agency fees.

E.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

18

GOLDMAN SACHS TACTICAL EXPOSURE FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Consolidated Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per

19

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments.

iii.  Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

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GOLDMAN SACHS TACTICAL EXPOSURE FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

iv.  Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, basket of investments or indices, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately

21

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV.

C.  Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of February 28, 2019:

Investment Type	Level 1	Level 2	Level 3

Assets

Investment Companies	$225,393,457	$—	$—

Total	$225,393,457	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$2,357,225	$—

Futures Contracts(a)	1,824,609	—	—

Interest Rate Swap Contracts(a)	—	5,110,845	—

Credit Default Swap Contracts(a)	—	229,605	—

Total Return Swap Contracts(a)	—	146,736	—

Options Purchased	—	122,813	—

Total	$1,824,609	$7,967,224	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(1,490,792)	$—

Futures Contracts(a)	(940,855)	—	—

Interest Rate Swap Contracts(a)	—	(4,660,634)	—

Written option contracts	—	(729,268)	—

Total	$(940,855)	$(6,880,694)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

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GOLDMAN SACHS TACTICAL EXPOSURE FUND

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2019. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Consolidated Statement of Assets and Liabilities	Assets		Consolidated Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on swap contracts; Variation margin on futures contracts	$5,270,367	(a)	Variation margin on swap contracts; Variation margin on futures contracts; Written option contracts, at value	$(5,023,592)	(a)
Credit	Variation margin on swap contracts	229,605	(a)	—	—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	2,357,225		Payable for unrealized loss on forward foreign currency exchange contracts	(1,490,792)
Commodity	Variation margin on futures contracts; Purchased options, at value	1,397,306	(a)	Variation margin on futures contracts; Written option contracts, at value	(895,896)	(a)
Equity	Receivable for unrealized gain on swap contracts Variation margin on futures contracts; Purchased options, at value	537,340	(a)	Variation margin on futures contracts; Written option contracts, at value	(411,269)	(a)
Total		$9,791,843			$(7,821,549)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information sections of the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The following tables set forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2019. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statement of Operations:

Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts, swap contracts and written options	$(61,624)	$(1,123,131)	3,307
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	110,083	229,605	1
Commodity	Net realized gain (loss) from purchased options, futures contracts, swap contracts and written options/Net change in unrealized gain (loss) on purchased options, futures contracts, swap contracts and written options	(139,529)	1,353,386	1,810
Currency	Net realized gain (loss) from purchased options and forward foreign currency exchange contracts /Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(2,390,631)	3,125,746	49

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GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Net realized gain (loss) from from purchased options, futures contracts, swap contracts and written options/Net change in unrealized gain (loss) on purchased options, futures contracts, swap contracts and written options	2,039,308	(518,340)	727
Total		$(442,393)	$3,067,276	5,894

(a)	Average number of contracts is based on the average of month end balances for the six months ended February 28, 2019.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Additionally, the Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

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GOLDMAN SACHS TACTICAL EXPOSURE FUND

4. INVESTMENTS IN DERIVATIVES (continued)

The following tables set forth the Fund’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of February 28, 2019:

	Derivative Assets(1)				Derivative Liabilities(1)			Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Counterparty	Options Purchased	Swaps	Forward Currency Contracts	Total	Forward Currency Contracts	Options Written	Total
Barclays Bank PLC	$121,781	$—	$—	$121,781	$—	$—	$—	$121,781	$(121,781)	$—
Citibank NA	—	—	—	—	—	(361,937)	(361,937)	(361,937)	—	(361,937)
Deutsche Bank AG	—	146,736	—	146,736	—	—	—	146,736	—	146,736
Morgan Stanley & Co. International PLC	1,032	—	2,357,225	2,358,257	(1,490,792)	(367,331)	(1,858,123)	500,134	—	500,134

Total	$122,813	$146,736	$2,357,225	$2,626,774	$(1,490,792)	$(729,268)	$(2,220,060)	$406,714	$(121,781)	$284,933

(1)	Gross amounts available for offset but not netted in the Consolidated Statement of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

As of February 28, 2019, the contractual management fee with GSAM were as stated below. The effective contractual management rate and the effective net management fee rate represent the rates for the six months ended February 28, 2019.

Contractual Management Rate
First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Fee Rate	Effective Net Management Fee Rate^
0.75%	0.68%	0.64%	0.63%	0.75%	0.59%

^	Effective Net Management Rate includes impact of management fee waivers of underlying funds, if any.

The Fund invested in Institutional and/or Class R6 Shares of the Goldman Sachs Emerging Markets Debt Fund, Goldman Sachs Financial Square Government Fund and the Goldman Sachs Short-Term Conservative Income Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Fund invests. For the period ended February 28, 2019, GSAM waived $229,112 of the Fund’s management fee.

GSAM also provides management services to the Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. For the six months ended February 28, 2019, GSAM waived $27,567 of the Fund’s management fee. This waiver represents an inter-fund transaction and, accordingly, has been eliminated in consolidation.

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates

25

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

as follows: 0.03% of the average daily net assets of Class P and Class R6 Shares; and 0.04% of the average daily net assets of Institutional Shares.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the Fund (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Fund are 0.044%. The Other Expense limitation will remain in place through at least December 28, 2019, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 28, 2019, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fees	Other Expense Reimbursements	Total Expense Reductions
$229,112	$152,808	$381,920

D.  Line of Credit Facility — As of February 28, 2019, the Fund participated in a $770,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2019, the Fund did not have any borrowings under the facility.

E.  Other Transactions with Affiliates — For the six months ended February 28, 2019, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the Fund.

The table below shows the transactions in and earnings from investments in the Underlying Funds for the six months ended February 28, 2019:

Underlying Funds	Beginning Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sales of Affiliated Investment Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income from Affiliated Investment Companies	Capital Gain Distributions from Affiliated Investment Companies
Goldman Sachs Emerging Markets Debt Fund — Class R6 Shares	$64,291,556	$272,149	$(63,684,187)	$(6,773,265)	$5,893,747	$—	—	$335,733	$—
Goldman Sachs Financial Square Government Fund — Institutional Shares	168,107,291	241,455,867	(350,264,388)	—	—	59,298,770	59,298,770	857,925	—
Goldman Sachs Short-Term Conservative Income Fund — Class R6 Shares	—	166,050,461	—	—	44,226	166,094,687	16,559,789	1,750,462	9,869
Total	$232,398,847	$407,778,477	$(413,948,575)	$(6,773,265)	$5,937,973	$225,393,457	75,858,559	$2,944,120	$9,869

26

GOLDMAN SACHS TACTICAL EXPOSURE FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of February 28, 2019, the following Fund of Funds Portfolios were the beneficial owners of 5% or more of total outstanding shares of the Fund:

Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs Growth and Income Strategy Portfolio
15%	24%	28%

As of February 28, 2019, The Goldman Sachs Group, Inc. was the beneficial owner of 10% of Class P Shares of the Fund.

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2019, were $216,504,462 and $157,074,407, respectively.

7. TAX INFORMATION

As of the Fund’s most recent fiscal year end, August 31, 2018, the Fund had $(9,644,360) in timing differences due to qualified late year loss deferral and post October losses.

As of February 28, 2019, the Fund’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$224,944,565
Gross unrealized gain	448,892
Gross unrealized loss	—
Net unrealized gains (losses) on securities	$448,892

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to net mark to market gains/(losses) on regulated futures and foreign currency contracts, and differences in the tax treatment of swap transactions.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior year, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

27

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

8. OTHER RISKS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent the Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

28

GOLDMAN SACHS TACTICAL EXPOSURE FUND

8. OTHER RISKS (continued)

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for Fund shareholders.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

29

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Consolidated Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Period Ended August 31, 2018

	Shares	Dollars	Shares	Dollars

Institutional Shares(a)
Shares sold	875	$8,472	25,814,085	$258,050,037
Reinvestment of distributions	40	372	161,187	1,600,152
Shares redeemed	(5,341)	(52,078)	(25,964,890)	(256,679,156)
	(4,426)	(43,234)	10,382	2,971,033
Class P Shares(b)
Shares sold	—	—	10,095	98,103
Reinvestment of distributions	209	1,914	—	—
Shares redeemed	—	—	(66)	(633)
	209	1,914	10,029	97,470
Class R6 Shares(a)
Shares sold	175,277	1,599,000	34,996,802	344,852,855
Reinvestment of distributions	574,904	5,278,574	7	69
Shares redeemed	(7,975,001)	(74,399,200)	(1,976,060)	(19,493,000)
	(7,224,820)	(67,521,626)	33,020,749	325,359,924

NET INCREASE (DECREASE)	(7,229,037)	$(67,562,946)	33,041,160	$328,428,427

(a)	Commenced operations on September 6, 2017.
(b)	Commenced operations on April 17, 2018.

30

GOLDMAN SACHS TACTICAL EXPOSURE FUND

Fund Expenses — Six Month Period Ended February 28, 2019 (Unaudited)

As a shareholder of Institutional, Class P or Class R6 Shares of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional, Class P, and Class R6 Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 through February 28, 2019, which represents a period of 181 days in a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*
Institutional
Actual	$1,000.00	$1,003.70		$3.38
Hypothetical 5% return	1,000.00	1,021.42	+	3.41
Class P
Actual	1,000.00	1,003.80		3.33
Hypothetical 5% return	1,000.00	1,021.47	+	3.36
Class R6
Actual	1,000.00	1,004.70		3.33
Hypothetical 5% return	1,000.00	1,021.47	+	3.36

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Institutional	Class P	Class R6

0.68%	0.67%	0.67%

31

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.34 trillion in assets under supervision as of December 31, 2018, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	N-11 Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund[4]
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on February 28, 2019, the Goldman Sachs Equity Growth Strategy Portfolio was renamed the Goldman Sachs Dynamic Global Equity Fund.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels James A. McNamara Roy W. Templin Gregory G. Weaver

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer

and Principal Accounting Officer

Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (I) without charge, upon request by calling 1-800-526-7384; and (II) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

Goldman Sachs does not provide legal, tax or accounting advice, unless explicitly agreed between you and Goldman Sachs (generally through certain services offered only to clients of Private Wealth Management). Any statement contained in this presentation concerning U.S. tax matters is not intended or written to be used and cannot be used for the purpose of avoiding penalties imposed on the relevant taxpayer. Notwithstanding anything in this document to the contrary, and except as required to enable compliance with applicable securities law, you may disclose to any person the US federal and state income tax treatment and tax structure of the transaction and all materials of any kind (including tax opinions and other tax analyses) that are provided to you relating to such tax treatment and tax structure, without Goldman Sachs imposing any limitation of any kind. Investors should be aware that a determination of the tax consequences to them should take into account their specific circumstances and that the tax law is subject to change in the future or retroactively and investors are strongly urged to consult with their own tax advisor regarding any potential strategy, investment or transaction.

The Fund will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550 (for Institutional Shareholders).

Fund holdings and allocations shown are as of February 28, 2019 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2019 Goldman Sachs. All rights reserved. 162457-OTU-961627 TACTEXPSAR-19/129

Goldman Sachs Funds

Semi-Annual Report	February 28, 2019

Tactical Tilt Overlay Fund

It is our intention that beginning on January 1, 2021, paper copies of the Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from the Portfolio electronically by calling the toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Portfolio directly with the Portfolio’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550. If you hold shares of the Portfolio through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Portfolio’s transfer agent if you invest directly with the transfer agent.

Goldman Sachs Tactical Tilt Overlay Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

PORTFOLIO RESULTS

Goldman Sachs Tactical Tilt Overlay Fund

Investment Objective

The Portfolio seeks long-term total return.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Global Portfolio Solutions Team discusses the Goldman Sachs Tactical Tilt Overlay Fund’s (the “Portfolio”) performance and positioning for the six-month period ended February 28, 2019 (the “Reporting Period”).

Q	How did the Portfolio perform during the Reporting Period?

A	During the Reporting Period, the Portfolio’s Institutional, Class P and Class R6 Shares generated cumulative total returns of 1.72%, 1.63% and 1.62%, respectively. These returns compare to the 1.24% cumulative total return of the Portfolio’s benchmark, the ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index (the “Index”), during the same time period.

References to the Portfolio’s benchmark and to other indices, if any, mentioned herein are for informational purposes only, and unless otherwise noted, are not indications of how the Portfolio is managed. The use of the Index as the Portfolio’s benchmark does not imply the Portfolio is being managed like cash and does not imply low risk or low volatility.

Q	What economic and market factors most influenced the Portfolio during the Reporting Period?

A	When the Reporting Period began in September 2018, global economic growth moderated, but nevertheless remained healthy, especially in the U.S. China’s economic data was mixed, with retail sales slightly better than market anticipated and fixed asset investment, which is a measure of capital spending, missing market expectations. In terms of geopolitics, the U.S. Administration imposed tariffs on $200 billion of imports from China. However, the tariff rate was set at 10%, which was at the lower end of the market expected 10% to 25%, sparking a rally in emerging markets assets and helping them to recover some losses they had experienced earlier in the month. Major developed markets equity indices were up in September, outperforming emerging markets equities indices, such as the MSCI China Index (-1.70%) and the MSCI India Index (-9.10%), both of which declined. Within developed markets equities, Japanese stocks were the best performers, as a weaker Japanese yen supported export-oriented companies. Regarding fixed income, the 10-year U.S. Treasury yield rose 20 basis points, and real yields (i.e., nominal yields adjusted for inflation) rose 15 basis points. (A basis point is 1/100th of a percentage point.) The increase in yields reflected strong U.S. economic activity, with ongoing fiscal stimulus boosting economic activity despite moderating growth outside the U.S. The Federal Reserve (“Fed”) raised short-term interest rates by 25 basis points, much as the markets expected, at its September policy meeting. Additionally, the Fed’s dot plot pointed to one more rate hike by the end of 2018, with its longer-term outlook essentially unchanged. (The “dot plot” shows rate projections of the members of the Fed’s Open Market Committee.) Among currencies, the U.S. dollar weakened slightly, while the Mexican peso and Canadian dollar strengthened. The Japanese yen was the worst performing major currency, largely due to higher U.S. interest rates and a reduction in global investor risk aversion. Within commodities, Iran sanctions and comments from the Organization of the Petroleum Exporting Countries (“OPEC”) fueled a rally in Brent and West Texas Intermediate (“WTI”) crude oil prices, respectively.

Subsequently, a mix of slowing global economic growth, downward revisions in investors’ corporate earnings growth expectations, and a less accommodative Fed weighed on global equities, which experienced one of their worst fourth quarters and Decembers in history. Global equities, as represented by the MSCI All Country World Index Investable Market Index (“MSCI ACWI IMI”), were down more than 12% for the fourth calendar quarter, with major equity markets across the U.S., Eurozone and Japan all posting negative returns. Despite continued weakness in Chinese economic data, emerging market equities outperformed developed markets equities, thanks to the strong performance of Brazilian and Indian equities. Within fixed income, the 10-year U.S. Treasury yield fell on signs of slowing U.S. economic growth. Investors revised downward

1

PORTFOLIO RESULTS

their expectations for 2019 Fed monetary policy action from two interest rate hikes to no rate increases at all. The Fed, however, still projected two rate hikes during the 2019 calendar year. Within commodities, WTI crude oil prices declined on market concerns about global economic growth and oversupply. In December 2018, OPEC and Russia decided to cut crude oil production to support prices.

Risk assets rebounded strongly in January 2019, supported by a decline in investor pessimism and a dovish Fed, which stressed “patience” about the pace of future monetary policy moves and the reduction of its balance sheet. (Dovish tends to suggest lower interest rates; opposite of hawkish. The Fed reduces its balance sheet by selling securities on its balance sheet and/or not reinvesting maturing securities.) As a result, global equities, as measured by the MSCI ACWI IMI, returned more than 8% during January. U.S. stocks outperformed other developed markets stocks, such as European and Japanese equities, on the back of comparatively stronger macro data. Within Europe, Italy performed strongly as fiscal concerns subsided. Emerging markets equities modestly outperformed developed markets equities, with Brazilian stocks, as represented by the MSCI Brazil Index, climbing 17.77% based on expectations of potential reforms by the country’s new government and relatively better macro data, and Russian stocks, as represented by the MSCI Russia Index, rising 13.60% based on a rebound in Brent crude oil prices, which rallied approximately 18% during January. Regarding fixed income, the Fed’s dovish tone drove a decline in the 10-year U.S. Treasury yield. In currencies, the U.S. dollar weakened versus many major currencies. The Chinese renminbi strengthened on positive market expectations for a trade deal between the U.S. and China.

Global equities maintained their positive momentum into February 2019. Developed markets equities across Europe, Japan and the U.S. posted positive returns despite weak global manufacturing and trade data. The performance of emerging markets equities was rather flat overall, with significant dispersion across regions. In the emerging markets, Chinese onshore equities posted double-digit gains, benefiting from a pickup in Chinese credit growth and positive developments in U.S.-China trade negotiations. Brazilian and South African equities both delivered negative returns, with the decline in Brazilian stocks driven by rumors of a delay in pension reform and the drop in South African stocks fueled by concerns around credit risk. In fixed income, the 10-year U.S. Treasury yield was up modestly, driven solely by an increase in the breakeven inflation rate. (The breakeven inflation rate is a market-based measure of expected inflation.) Within commodities, crude oil prices rose as Saudi Arabia reduced its output. Meanwhile, copper prices rallied on positive news surrounding China. Within currencies, the U.S. dollar strengthened versus most major currencies, thanks to relatively better economic data from the U.S.

Q	What key factors were responsible for the Portfolio’s performance during the Reporting Period?

A	The Portfolio seeks to achieve its investment objective through the implementation of investment ideas that are generally derived from short-term or medium-term market views on a variety of asset classes and instruments.

During the Reporting Period, the Portfolio benefited from its tactical long position in WTI crude oil, accomplished through an option call spread. (An option call spread is a strategy that involves purchasing call options at a specific strike price, while simultaneously selling call options on the same asset but at a higher strike price. A call option is an option that gives the holder the right to buy a certain quantity of an underlying security at an agreed-upon price at any time up to an agreed-upon date.) Most of this position’s outperformance occurred in January 2019 when crude oil prices rebounded from earlier declines and U.S.-China trade deal negotiations boosted investor sentiment. Within fixed income, the Portfolio was helped by its holdings of investment grade corporate bonds, which performed well in November 2018 on less hawkish comments by Fed Chair Jerome Powell and on investor caution amid ongoing equity market volatility and falling crude oil prices. Within currencies, the Portfolio’s tactical short position in the Japanese yen versus its long position in the U.S. dollar was advantageous, as the Fed’s September 2018 interest rate hike drove spread (i.e., yield differentials) widening between U.S. Treasury securities and Japanese government bonds, increasing the attractiveness of the U.S. dollar.

Among detractors was the Portfolio’s tactical exposure to energy master limited partnerships (“MLPs”), as costs for completing projects and capital expenditures for new projects rose during the early part of the Reporting Period. The energy sector, as well as the broader equity market, had a weak October 2018, with concerns about global economic growth, rising interest rates and U.S.-China trade disputes weighing on investor sentiment. Falling crude oil prices also dampened the performance of energy MLPs during the month. Crude oil prices declined as markets priced in a

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PORTFOLIO RESULTS

possible drop in demand caused by slowing global economic growth. The Alerian MLP Index finished 2018 with a fourth consecutive month of negative performance, largely due to the decline in crude oil prices. Although the Portfolio’s tactical exposure to energy MLPs detracted for the Reporting Period overall, it contributed positively in the closing weeks of the Reporting Period when energy MLPs benefited from both a rebound in crude oil prices and market optimism about U.S.-China trade deal negotiations. Within equities, the Portfolio’s tactical long position in European bank stocks hurt its performance, as global economic growth, trade tensions, concerns over Brexit, flattening of the U.S. Treasury yield curve, and sluggish loan growth all contributed to poor performance in both the U.S. and European banking sectors. (Brexit refers to the U.K.’s efforts to exit the European Union. Yield curve is a spectrum of maturities of varying lengths. A flattening yield curve is one wherein the differential in yields between longer-term and shorter-term maturities narrows.) In fixed income, a tactical long position in energy-related high yield corporate bonds detracted from the Portfolio’s returns, as crude oil prices fell into year-end 2018.

Q	How was the Portfolio positioned at the beginning of the Reporting Period?

A

At the beginning of the Reporting Period, the Portfolio had approximately 33.74% of its total net assets invested in long equity-related investments; approximately 35.58% of its total net assets invested in long fixed income-related investments; approximately 17.89% of its total net assets invested in long currency-related investments; and approximately 0.16% of its total net assets invested in long commodity-related investments. It had short positions of approximately -9.76% of its total net assets in a basket of large-cap equity-related investments that we believed might underperform the U.S. stock market and also short positions of approximately -3.22% of its total net assets in emerging markets equity-related investments. The Portfolio had no short positions in fixed income-related investments at the beginning of the Reporting Period.

The above sector breakout is inclusive of derivative exposure across all asset classes, but it does not necessarily include the cash held to support those positions. Derivatives positions are mostly supported by cash held in the Portfolio specifically to cover its exposure and any potential margin calls or future losses experienced. Given the line-up of positions held, most of them were derivatives-based, so the Portfolio’s cash allocation at the beginning of the Reporting Period was high.

Q	How did you tactically manage the Portfolio’s allocations during the Reporting Period?

A	During the Reporting Period, in response to shifting macroeconomic and market dynamics, we made a number of changes to the Portfolio’s exposures.

In terms of equity-related exposures, we shifted a portion of the Portfolio’s tactical long position in Spanish equities to its existing tactical long position in European bank stocks during October 2018. In our view, the risk/reward profile of European bank stocks had improved relative to that of Spanish equities. Also during October, we added two tactical U.S. bank option tilts. The first was a long at-the-money call option position and the second was a short at-the-money put option position. (“At-the-money” is a term used to describe a call option with a strike price that is the same as the market price of the underlying asset. A put option is an option contract giving the owner the right, but not the obligation, to sell a specified amount of an underlying asset at a specified price within a specified time.) Our rationale for both positions was the underperformance of European bank stocks, which were down more than 10% for 2018 year-to-date near the end of October. In our opinion, the fundamentals did not justify the decline, given that 2019-2020 corporate earnings estimates fell only about 1% during the third quarter of 2018. In November 2018, the long U.S. bank equity call option position expired out of the money. (“Out of the money” is a term used to describe a call option with a strike price that is higher than the market price of the underlying asset, or a put option with a strike price that is lower than the market price of the underlying asset.) Nevertheless, we continued to believe that U.S. banks had an attractive risk/reward profile, which is why the Portfolio maintained exposure to them through a tactical long position in an exchanged traded fund and tactical short positions in put options.

During November 2018, we increased the Portfolio’s systematic downside mitigation tactical tilt because of what we viewed as elevated equity valuations and the advanced stage of the U.S. economic cycle. (The systematic downside mitigation tactical tilt was designed to limit the Portfolio’s exposure to potential market declines through the shorting of U.S. large-cap stocks that we believed might underperform the broader U.S. stock market, while at the same time taking a long position in the broader U.S. stock market.) We believed the increase could add value; in our view, investors’ margin of safety was increasingly slim but we did not think a tactical short position was warranted yet. Also in November,

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PORTFOLIO RESULTS

we reduced the Portfolio’s tactical short position in emerging markets equities, which was part of its tactical tilt in South African stocks and emerging markets equities, by changing that tactical tilt to a long position in South African stocks and short positions in emerging markets equities and investment grade bonds. Rising U.S. interest rates and a stronger U.S. dollar, along with what appeared to be investors’ waning concerns about China, suggested to us the environment was becoming more favorable for emerging markets equities.

During December 2018, the Portfolio took assignment of U.S. bank stocks after its put options expired in the money. (“In the money” is a term used to describe a call option with a strike price that is lower than the market price of the underlying asset, or a put option with a strike price that is higher than the market price of the underlying asset.) U.S. bank stocks had underperformed since the put options position was implemented, and valuations had become more attractive, in our view. Earnings estimates had been relatively flat, and we believed U.S. bank stocks offered a solid risk premium. Also in December 2018, we added a S&P 500® Index call option spread. In our view, equity market declines seemed to overstate the degree of potential U.S. economic weakening. We believed the option call spread could help mitigate unexpected downside because the Portfolio would keep the premium it earned from option writing. In January 2019, we reduced the size of the call option spread tilt because the S&P 500® Index had rallied more than 6% since we implemented the position. We eliminated the position entirely by the end of the month, as we believed it had realized most of its potential gains. In January and February 2019, we sold a portion of the Portfolio’s tactical long position in U.S. bank stocks to capture gains. In February 2019, we added a European bank call option to the Portfolio, as European bank stocks continued to perform poorly but had improving fundamentals, in our opinion.

In terms of fixed income-related exposures, we eliminated a portion of our duration-neutral high yield corporate bond tactical tilt in September 2018. This positioning seeks to benefit from the spread offered as compensation for the risk of potential default. We exited the position entirely in February 2019, as it had nearly met our full calendar year return expectations, and high yield spreads were at levels we considered consistent with a low single-digit default rate. Additionally, we eliminated the Portfolio’s tactical long position in U.S. bank loans in October 2018 when the position had met our return expectations. Higher interest rates made investment grade corporate bonds more attractive, in our opinion, than bank loans. In addition, during January 2019, we removed the Portfolio’s tactical long position in energy-related high yield corporate bonds, as they had reached our expected return expectations and market prices presented what we felt was an attractive exit point. Finally, we increased the Portfolio’s tactical exposure to investment grade fixed income, using bond futures, as we considered a higher allocation to U.S. Treasuries to be a viable complement to the Portfolio’s already-large cash buffer.

Regarding currency-related exposures, we trimmed the Portfolio’s tactical long position in the British pound versus its tactical short position in the U.S. dollar during September 2018, given that the British pound was up nearly 4% from its recent trough in August 2018. We further reduced the position in December 2018, as the British pound weakened and we anticipated market volatility due to Brexit negotiations. Also in December, we decreased the Portfolio’s tactical short position in the Japanese yen versus its tactical long position in the U.S. dollar. This move was predicated on our belief the Fed would pause its interest rate hiking cycle and adopt more dovish forward guidance, which could be a headwind for the U.S. dollar. In addition, the Japanese yen had significantly outperformed as compared to its historical correlation with risk assets during sell-offs, and we thought this atypical performance might change if market volatility persisted.

Regarding commodities, we reduced the Portfolio’s WTI crude oil tactical tilt, which we had implemented through an option call spread, during September 2018 to capture gains. The position was eliminated near the beginning of October, as WTI crude oil prices had increased significantly, and we believed the position was vulnerable to short-term market risks. In December 2018, we reestablished a WTI crude oil tactical tilt through a call spread collar. (A call spread collar is an options trading strategy that is constructed by holding shares of the underlying stock while simultaneously selling call options against that holding.) We established the position due to what we considered to be attractive valuations, as potential supply disruptions could occur, in our opinion, if Iranian sanctions were tightened after waivers expire in April 2019. In February 2019, we added WTI crude oil puts to the Portfolio. The same month, we reduced by half the Portfolio’s WTI crude oil tactical tilt, retaining the rest of the position as potential upside emerged, including sanctions on Venezuela and strong OPEC production discipline.

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PORTFOLIO RESULTS

Separately, we increased the Portfolio’s tactical exposure to energy MLPs during October 2018. At the time, the Alerian MLP Index had declined almost 15% from its late August 2018 high. In addition, energy MLP valuations and distribution yields remained attractive, in our view.

Q	How did the Portfolio use derivatives and similar instruments during the Reporting Period?

A

The Portfolio used derivatives and similar instruments as part of its investment strategy to express views implemented in the Portfolio. Positions were supported predominantly by cash held in the Portfolio specifically to cover its exposure to derivative instruments and any potential margin calls or future losses experienced.

During the Reporting Period, the Portfolio employed equity and bond futures, equity swaps, total return swaps, options, options on commodity futures, currency forwards and index credit default swaps to express active investment views with greater versatility across regional equity markets, global market sectors, commodities markets and currency markets. The Portfolio’s use of equity futures to gain exposure to emerging markets equities, Spanish equities, European bank stocks, South African equities and U.S. stocks detracted from performance. Bond futures, which the Portfolio employed for its long position in investment grade fixed income, contributed positively. Collectively, the Portfolio’s use of equity swaps to obtain exposure to European bank stocks and its use of total return swaps within the systematic downside mitigation tactical tilt had a positive impact on performance. To afford greater risk management precision, options on equity indices were employed to tactically adjust the amount of equity risk and downside risk in the Portfolio. The Portfolio’s use of equity options, including call options on the S&P 500® Index as well as call options on European and U.S. bank stocks, added to performance. In addition, the Portfolio used options on commodity futures to express our views of WTI crude oil prices, which had a positive impact on performance. Currency forwards, which were used to express our views on developed and emerging markets currencies, added overall to the Portfolio’s performance. Finally, the use of index credit default swaps within the Portfolio’s duration-neutral high yield corporate bond tactical tilt had a slightly positive impact on returns during the Reporting Period.

Q	How was the Portfolio positioned at the end of the Reporting Period?

A

At the end of the Reporting Period, the Portfolio had approximately 23.90% of its total net assets invested in long equity-related investments; approximately 39.91% of its total net assets invested in long fixed income-related investments; and none of its total net assets invested in long commodity-related investments. In terms of currency-related investments, the Portfolio had a long position in the British pound versus a short position in the U.S. dollar (representing 6.24% of its total net assets) and a short position in the Japanese yen versus a long position in the U.S. dollar (representing -6.23% of its total net assets). The Portfolio also had short positions of approximately -12.46% of its total net assets in a basket of large-cap equity-related investments that we believed might underperform the U.S. stock market and also short positions of approximately -1.83% of its total net assets in emerging markets equity-related investments. The Portfolio had no short positions in fixed income-related or commodity-related investments at the end of the Reporting Period.

The above sector breakout is inclusive of derivative exposure across all asset classes, but it does not necessarily include the cash held to support those positions. Derivatives positions are mostly supported by cash held in the Portfolio specifically to cover its exposure and any potential margin calls or future losses experienced. Given the line-up of positions held, most of them were derivatives-based, so the cash allocation at the end of the Reporting Period was high.

Q	What is the Portfolio’s tactical asset allocation view and strategy for the months ahead?

A

At the end of the Reporting Period, we anticipated a modest slowdown in economic activity across most countries and regions, including the U.S., in the near term. In the U.S., the impact of the fiscal stimulus from tax legislation, signed into law during December 2017, seemed likely to wane over the course of 2019, we believed. In Europe, Germany’s budget surplus had decreased, but we expected the German economy to continue expanding slightly. As for Japan, we believed an increase in the consumption tax would cause only a slight economic contraction due to certain offsetting measures. We expected China to pursue an expansionary policy to limit the slowdown in its economic growth.

As for monetary policy, at the end of the Reporting Period, we believed the Fed was nearing the end of its current tightening cycle. And while the European Central Bank (“ECB”) left its monetary policy unchanged at its February 2019 meeting, we — like many market participants — anticipated an interest rate hike later in 2019. (On March 7th, after the end of the Reporting Period, the ECB extended its forward guidance to signal unchanged rates through 2019

5

PORTFOLIO RESULTS

and unveiled financing support for the banking sector.) In the U.K., uncertainty about Brexit led the Bank of England to adopt a slightly more dovish tone. Meanwhile, the Bank of Japan is likely to stay on hold, in our opinion, and we expected China’s central bank to pursue an accommodative monetary policy.

In spite of the generally positive backdrop, we see no shortage of global risks, including the potential of excessive Fed monetary policy tightening, growing political tensions between the White House and a Democrat-controlled House of Representatives, and unknown outcomes with respect to Brexit. Additionally, U.S.-China trade tensions are high at a time of slowing Chinese economic growth and the country’s imbalanced economy overall. Although an agreement may be reached in early 2019 that addresses certain trade, cybersecurity and intellectual property theft issues, the U.S. Administration has raised other long-term concerns that will not be easily allayed, in our opinion.

Looking ahead, we believed the global environment at the end of the Reporting Period was supportive of positive, though modest, equity market returns, which we expect to exceed those of cash and bonds. Thus, we planned to focus the Portfolio on opportunities in equities, including tactical tilts to certain U.S. equity sectors, including the energy sector through investments in energy MLPs, and Spanish, South African and European bank stocks. We also favored increased exposure to interest rates, which we planned to implement through U.S. Treasury futures. In addition, the Portfolio continued to hold positions related to our crude oil and individual currency views at the end of the Reporting Period.

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PORTFOLIO RESULTS

Index Definitions

MSCI China Index represents the performance of large- and mid-cap segments with H shares, B shares, red chips, P chips and foreign listings (e.g., ADRs) of Chinese stocks. China A shares are partially included in the index, making it the de facto index for all of China.

MSCI India Index is designed to measure the performance of the large and mid cap segments of the Indian market.

MSCI ACWI Investable Market Index captures large, mid and small cap representation across 23 developed markets and 24 emerging markets countries.

MSCI Brazil Index is designed to measure the performance of the large and mid cap segments of the Brazilian market.

MSCI Russia Index is designed to measure the performance of the large and mid cap segments of the Russian market.

Alerian MLP Index is a float-adjusted, capitalization-weighted index, whose constituents represent approximately 85% of total float-adjusted market capitalization. It is disseminated real-time on a price-return basis (AMZ) and on a total-return basis (AMZX).

S&P 500® Index is a U.S. stock market index based on the market capitalizations of 500 large companies having common stock listed on the New York Stock Exchange or NASDAQ. The S&P 500® Index components and their weightings are determined by S&P Dow Jones Indices.

It is not possible to invest directly in an unmanaged index.

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PORTFOLIO BASICS

Tactical Tilt Overlay Fund

as of February 28, 2019

PERFORMANCE REVIEW

September 1, 2018–February 28, 2019	Portfolio Total Return (based on NAV)[1]	ICE® BofAML® U.S. Dollar Three- Month LIBOR Constant Maturity Index[2]

Institutional	1.72%	1.24%
Class P	1.63	1.24
Class R6	1.62	1.24

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index (the “Index”) tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. The Index figure does not reflect any deductions for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/18	One Year	Since Inception	Inception Date

Institutional	-2.45%	0.95%	7/31/14
Class P	N/A	-1.96	4/17/18
Class R6	-2.47	-2.45	12/29/17

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Because Institutional, Class P and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

8

PORTFOLIO BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Institutional	0.82%	0.91%
Class P	0.81	0.90
Class R6	0.81	0.90

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Consolidated Financial Highlights in this report. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 28, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

PORTFOLIO COMPOSITION[5]

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent certificates of deposit and commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph does not depict the investment in the securities lending reinvestment vehicle. The Investment in the securities lending reinvestment vehicle represented 3.0% of the Portfolio’s net assets as of February 28, 2019. The graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

9

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations(a)(b)(c) – 0.0%
Energy – Exploration & Production – 0.0%
Berry Petroleum Co. LLC
$1,200,000	6.750%	11/01/20	$—
18,124,000	6.375	09/15/22	—

TOTAL CORPORATE OBLIGATIONS
(Cost $—)			$—

Shares	Description	Value

Common Stock(a)(d) – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
176,413	Blue Ridge Mountain Resources, Inc.	$786,255
(Cost $1,759,790)

Exchange Traded Funds(e) – 7.1%
23,899,877	Alerian MLP ETF	$231,589,808
800,448	SPDR S&P Bank ETF	36,228,277

TOTAL EXCHANGE TRADED FUNDS
(Cost $253,950,684)		$267,818,085

Shares	Dividend Rate	Value

Investment Companies(f) – 27.7%
Goldman Sachs Financial Square Government Fund – Institutional Shares
934,204,613	2.395%	$934,204,613
Goldman Sachs MLP Energy Infrastructure Fund – Class R6 Shares
16,865,569	21.195	111,312,757

TOTAL INVESTMENT COMPANIES
(Cost $1,049,896,353)		$1,045,517,370

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
(Cost $1,305,606,827)		$1,314,121,710

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 62.6%
Certificates of Deposit – 58.9%
ABN AMRO Funding USA LLC(g)(h)
$13,950,000	0.000%		11/08/19	$13,677,358
Albion Capital LLC(h)
5,000,000	0.000		03/22/19	4,992,517
ASB Finance Ltd.(g)(i) (1M USD LIBOR + 0.310%)
23,000,000	2.812		06/28/19	23,015,326
AT&T, Inc.(g)(h)
4,750,000	0.000		03/27/19	4,740,264
9,900,000	0.000		05/28/19	9,828,362
10,000,000	0.000		06/05/19	9,921,053

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Atlantic Asset Securitization LLC(g)(h)
20,000,000	0.000		05/14/19	19,893,750
AutoZone, Inc.(g)(h)
3,000,000	0.000		03/11/19	2,997,566
Banco Del Estado De Chile(i) (3M USD LIBOR + 0.070%)
20,000,000	2.860		03/21/19	19,999,806
Banco Santander SA
25,000,000	0.000	(h)	05/14/19	24,855,990
(3M USD LIBOR + 0.350%)
15,000,000	3.043	(i)	06/13/19	14,999,936
Bank of China Ltd.(g)(h)
4,000,000	0.000		05/10/19	3,979,363
Bank of Montreal(i)
(1M USD LIBOR + 0.400%)
11,000,000	2.917		12/10/19	11,021,193
(3M USD LIBOR + 0.210%)
20,000,000	2.946		11/01/19	20,024,724
(SOFR + 0.440%)
10,000,000	2.820		05/09/19	10,004,644
Bank of Nova Scotia(i)
(3M USD LIBOR + 0.200%)
11,000,000	2.939		03/06/19	11,000,283
(3M USD LIBOR + 0.280%)
23,000,000	3.072		03/20/19	23,002,905
Banque Et Caisse Epargen(h)
10,250,000	0.000		07/01/19	10,157,055
BASF SE(g)(h)
6,400,000	0.000		04/12/19	6,380,912
Bayerische Landesbank(h)
17,350,000	0.000		04/10/19	17,300,383
11,000,000	0.000		05/10/19	10,944,874
Bedford Row Funding Corp.(g)
15,000,000	0.000	(h)	04/25/19	14,941,177
5,000,000	0.000	(h)	10/16/19	4,913,750
6,000,000	0.000	(h)	10/18/19	5,895,523
(3M USD LIBOR + 0.100%)
6,250,000	2.526	(i)	07/15/19	6,252,466
Bell Canada, Inc.(g)(h)
13,400,000	0.000		04/16/19	13,351,995
5,000,000	0.000		04/22/19	4,979,713
BNP Paribas SA(i) (3M USD LIBOR + 0.140%)
8,550,000	2.918		06/14/19	8,554,754
BNZ International Funding Ltd.(g)(i)
(1M USD LIBOR + 0.280%)
9,750,000	2.590		05/15/19	9,754,940
(3M USD LIBOR + 0.200%)
600,000	2.636		04/16/19	600,093
(3M USD LIBOR + 0.250%)
20,651,000	3.045		04/05/19	20,654,261
Cafco LLC(g)(h)
7,450,000	0.000		05/29/19	7,402,693
Canadian Imperial Bank of Commerce(i)
(1M USD LIBOR + 0.350%)
9,700,000	2.864		11/05/19	9,710,928
(1M USD LIBOR + 0.400%)
15,000,000	2.917		12/10/19	15,028,546

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Canadian Imperial Bank of Commerce(i) – (continued)
(3M USD LIBOR + 0.320%)
$23,000,000	3.115%		07/05/19	$23,026,184
Cancara Asset Securitisation LLC(h)
7,000,000	0.000		04/30/19	6,969,730
6,000,000	0.000		05/09/19	5,970,052
3,377,000	0.000		05/28/19	3,355,310
15,000,000	0.000		06/03/19	14,896,806
Chariot Funding LLC(g)(h)
10,000,000	0.000		05/02/19	9,955,410
11,500,000	0.000		07/08/19	11,394,395
24,000,000	0.000		07/12/19	23,772,647
China Construction Banking Corp.(g)(h)
10,000,000	0.000		03/20/19	9,986,222
5,000,000	0.000		04/16/19	4,983,106
CNPC Finance HK Ltd.(g)(h)
15,000,000	0.000		03/06/19	14,993,610
Collateralized Commercial Paper Co. LLC(g)(h)
15,000,000	0.000		10/15/19	14,741,993
Collateralized Commercial Paper II Co. LLC(g)(h)
4,000,000	0.000		07/08/19	3,962,921
3,268,000	0.000		11/25/19	3,200,352
Cooperatieve Rabobank UA(i)
(1M USD LIBOR + 0.190%)
14,800,000	2.670		04/18/19	14,801,618
(1M USD LIBOR + 0.280%)
11,000,000	2.773		05/29/19	11,004,354
(3M USD LIBOR + 0.200%)
15,000,000	2.976		03/12/19	15,000,677
CRC Funding LLC(g)(h)
6,750,000	0.000		05/28/19	6,707,464
Credit Agricole Corporate and Investment Bank(i) (3M USD LIBOR + 0.030%)
12,000,000	2.810		07/18/19	12,002,614
Credit Industriel ET Commercial NY(i)
(3M USD LIBOR + 0.040%)
25,000,000	2.820		07/18/19	25,002,654
(3M USD LIBOR + 0.040%)
10,000,000	2.832		03/20/19	10,000,167
Credit Suisse AG(i)
(3M USD LIBOR + 0.320%)
11,000,000	3.087		03/08/19	11,000,308
(3M USD LIBOR + 0.340%)
18,000,000	3.137		04/09/19	18,005,355
Duke Energy Corp.(g)(h)
11,000,000	0.000		06/21/19	10,899,490
Eastman Chemical Co.(g)(h)
15,800,000	0.000		03/21/19	15,774,949
7,000,000	0.000		03/26/19	6,986,224
Ei Dupont(g)(h)
15,000,000	0.000		03/26/19	14,970,739
Eli Lilly & Co.(g)(h)
25,000,000	0.000		10/31/19	24,546,580
Essilorluxottica(g)(h)
10,000,000	0.000		06/19/19	9,920,203
13,000,000	0.000		09/03/19	12,822,604

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Fairway Finance Co. LLC(g)(h)
7,500,000	0.000		06/05/19	7,447,115
Federation des Caisses Desjardins du Quebec(g)
20,000,000	0.000	(h)	02/24/20	19,454,890
(1M USD LIBOR + 0.270%)
20,550,000	2.776	(i)	03/26/19	20,554,489
First Abu Dhabi Bank P.J.S.C.(g)(h)
25,000,000	0.000		05/06/19	24,874,421
General Electric Co.(h)
12,000,000	0.000		03/01/19	11,999,109
5,000,000	0.000		04/25/19	4,977,818
Gotham Funding Corp.(g)(h)
20,000,000	0.000		04/08/19	19,945,812
8,200,000	0.000		04/22/19	8,169,542
HSBC Bank PLC(g)(i) (3M USD LIBOR + 0.230%)
7,100,000	2.644		04/10/19	7,101,740
HSBC Bank USA NA(i)
(3M USD LIBOR + 0.080%)
14,950,000	2.877		07/12/19	14,954,709
(3M USD LIBOR + 0.090%)
25,000,000	2.855		04/26/19	25,003,735
Industrial & Commercial Bank of China Ltd.(g)(h)
10,500,000	0.000		04/15/19	10,465,479
ING (U.S.) Funding LLC(i)
(1M USD LIBOR + 0.270%)
11,000,000	2.791		03/08/19	11,000,872
(3M USD LIBOR + 0.110%)
6,000,000	2.807		05/10/19	6,001,069
J.P. Morgan Securities LLC(h)
11,500,000	0.000		08/01/19	11,368,011
Jupiter Securitization Co. LLC(g)(h)
23,000,000	0.000		04/03/19	22,945,933
Keurig Dr Pepper, Inc.(g)(h)
5,000,000	0.000		03/12/19	4,995,582
8,150,000	0.000		03/21/19	8,137,069
8,500,000	0.000		04/05/19	8,477,101
La Fayette Asset Securitiization(g)(h)
15,000,000	0.000		05/16/19	14,917,289
8,600,000	0.000		06/03/19	8,540,836
Landesbank Hessen-Thueringen Girozentrale(g)(h)
21,590,000	0.000		04/01/19	21,543,730
Liberty Funding LLC(g)(h)
23,000,000	0.000		05/28/19	22,855,573
Lloyds Bank Corp. (j)
10,000,000	3.000		07/29/19	10,013,360
Longship Funding LLC(g)(h)
25,000,000	0.000		04/24/19	24,897,142
Lowe’s Cos., Inc.(h)
9,500,000	0.000		03/01/19	9,499,307
Macquarie Bank Ltd.(g)
13,350,000	0.000	(h)	04/10/19	13,311,746
7,000,000	0.000	(h)	04/15/19	6,977,397
5,000,000	0.000	(h)	08/16/19	4,936,977
(1M USD LIBOR + 0.180%)
8,700,000	2.560	(i)	03/06/19	8,700,393

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

February 28, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Manhattan Asset Funding Co. LLC(g)(h)
$11,150,000	0.000%		03/21/19	$11,133,948
5,000,000	0.000		04/01/19	4,988,956
Marriott Internation, Inc.(g)(h)
15,000,000	0.000		03/13/19	14,985,581
15,000,000	0.000		04/30/19	14,928,757
Matchpoint Finance PLC(g)(h)
15,000,000	0.000		03/06/19	14,993,708
6,000,000	0.000		05/13/19	5,967,280
Metlife Short Term Funding(g)(h)
15,000,000	0.000		07/23/19	14,842,735
15,000,000	0.000		08/12/19	14,820,563
Mizuho Bank Ltd.(i)
(1M USD LIBOR + 0.190%)
11,000,000	2.680		03/25/19	11,001,756
(1M USD LIBOR + 0.200%)
2,700,000	2.714		03/05/19	2,700,110
(3M USD LIBOR + 0.100%)
11,000,000	2.908		04/03/19	11,000,715
Mondelez International, Inc.(g)(h)
400,000	0.000		03/12/19	399,645
14,000,000	0.000		04/18/19	13,947,197
MUFG Bank Ltd.(j)
25,000,000	2.930		01/28/20	25,037,603
National Bank of Canada(i) (3M USD LIBOR + 0.230%)
22,000,000	3.010		04/18/19	22,006,050
National Bank of Kuwait SAKP(j)
6,050,000	2.580		04/29/19	6,051,844
11,000,000	3.000		04/01/19	11,004,032
17,000,000	3.000		04/24/19	17,008,540
5,000,000	3.050		04/23/19	5,002,953
National Securities Clearing Corp.(g)(h)
10,500,000	0.000		12/13/19	10,268,916
Natixis SA(i)
(3M USD LIBOR + 0.160%)
3,950,000	2.804		05/20/19	3,951,492
(3M USD LIBOR + 0.180%)
11,000,000	2.847		06/06/19	11,005,297
(3M USD LIBOR + 0.230%)
25,000,000	3.029		01/10/20	25,027,328
Nederlandse Waterschapsbank N.V.(g)(h)
23,000,000	0.000		04/11/19	22,932,648
Nieuw Amsterdam Receivables Corp.(g)(h)
4,250,000	0.000		03/12/19	4,246,553
23,000,000	0.000		05/07/19	22,891,259
Nordea Bank AB(i)
(3M USD LIBOR + 0.200%)
25,200,000	2.988		03/15/19	25,201,495
(3M USD LIBOR + 0.270%)
11,000,000	3.050		10/18/19	11,017,607
Old Line Funding LLC(g)(h)
23,000,000	0.000		06/17/19	22,822,699
Oversea-Chinese Banking Corp. Ltd.
20,100,000	0.000	(g)(h)	04/17/19	20,032,678
(1M USD LIBOR + 0.150%)
11,000,000	2.663	(i)	03/06/19	11,000,451

Short-term Investments – (continued)
Certificates of Deposit – (continued)
PPG Industries, Inc.(h)
4,000,000	0.000		03/27/19	3,991,801
Ridgefield Funding Co. LLC(g)(h)
15,000,000	0.000		04/16/19	14,950,650
5,000,000	0.000		06/03/19	4,966,051
15,000,000	0.000		06/10/19	14,890,435
Schlumberger Holdings Corp.(g)(h)
10,000,000	0.000		03/06/19	9,995,573
11,000,000	0.000		03/07/19	10,994,311
Sempra Energy Holdings(g)(h)
14,400,000	0.000		03/14/19	14,385,960
Skandinaviska Enskilda Banken AB
20,000,000	0.000	(g)(h)	11/13/19	19,620,883
(1M USD LIBOR + 0.210%)
11,825,000	2.691	(i)	08/22/19	11,829,511
Societe Generale SA
15,000,000	0.000	(g)(h)	08/02/19	14,829,285
(3M USD LIBOR + 0.200%)
11,000,000	2.863	(i)	08/21/19	11,010,267
(3M USD LIBOR + 0.410%)
14,650,000	3.211	(g)(i)	12/18/19	14,682,996
Spire, Inc.(g)(h)
1,000,000	0.000		03/15/19	998,888
5,000,000	0.000		03/19/19	4,992,870
8,000,000	0.000		03/22/19	7,986,707
Standard Chartered Bank(i)
(3M USD LIBOR + 0.060%)
25,000,000	2.850		03/21/19	25,000,564
(3M USD LIBOR + 0.150%)
3,900,000	2.958		10/03/19	3,901,555
(3M USD LIBOR + 0.220%)
13,500,000	2.903		05/16/19	13,505,372
(3M USD LIBOR + 0.310%)
4,000,000	3.046		10/31/19	4,006,011
Starbird Funding. Corp.(g)(h)
20,000,000	0.000		04/15/19	19,935,677
Sumitomo Mitsui Banking Corp.(i) (3M USD LIBOR + 0.100%)
15,000,000	2.897		04/12/19	15,001,464
Sumitomo Mitsui Trust Bank Ltd.(i)
(3M USD LIBOR + 0.100%)
15,000,000	2.887		04/15/19	15,001,580
(3M USD LIBOR + 0.200%)
2,000,000	2.883		08/16/19	2,001,342
(3M USD LIBOR + 0.200%)
22,000,000	2.997		07/09/19	22,013,629
Suncor Energy, Inc.(g)(h)
9,300,000	0.000		03/04/19	9,297,283
10,000,000	0.000		05/28/19	9,928,874
5,250,000	0.000		05/30/19	5,212,463
Svenska Handelsbanken AB(i) (1M USD LIBOR + 0.150%)
25,000,000	2.664		04/05/19	25,003,013
Swedbank AB(i) (1M USD LIBOR + 0.290%)
15,000,000	2.780		07/25/19	15,008,169
TELUS Corp.(g)(h)
6,250,000	0.000		05/30/19	6,204,484

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
The Coca-Cola Co.
$30,450,000	0.000%		12/11/19	$29,790,800
The Korea Development Bank of New York(h)
15,000,000	0.000		04/16/19	14,951,159
The Toronto-Dominion Bank
7,250,000	0.000	(g)(h)	10/18/19	7,128,662
(3M USD LIBOR + 0.170%)
30,000,000	2.943	(i)	04/17/19	30,005,873
Thunder Bay Funding LLC(g)(h)
5,000,000	0.000		06/26/19	4,957,782
Toyota Motor Finance Netherlands BV(i) (3M USD LIBOR + 0.090%)
25,843,000	2.880		03/18/19	25,844,062
TransCanada Pipelines Ltd.(g)(h)
10,000,000	0.000		03/08/19	9,994,124
UBS AG(g)(i)
(3M USD LIBOR + 0.210%)
20,500,000	2.946		06/04/19	20,507,805
(3M USD LIBOR + 0.330%)
10,000,000	2.738		04/04/19	10,002,560
United Overseas Bank Ltd.(g)(h)
15,000,000	0.000		03/12/19	14,987,855
US Bank NA(j)
11,000,000	2.517		05/24/19	11,003,872
Victory Receivables Corp.(g)(h)
22,000,000	0.000		03/11/19	21,983,531
VW Credit, Inc.(g)(h)
8,350,000	0.000		03/20/19	8,337,429
5,000,000	0.000		07/02/19	4,949,625
11,800,000	0.000		07/08/19	11,675,022
Walgreens Boots Alliance, Inc.(h)
9,300,000	0.000		07/16/19	9,195,046
3,531,000	0.000		08/12/19	3,482,934
6,500,000	0.000		08/26/19	6,403,720
Wells Fargo Bank NA(i)
(1M USD LIBOR + 0.300%)
15,000,000	2.790		07/23/19	15,010,935
(3M USD LIBOR + 0.250%)
15,000,000	3.047		04/05/19	15,004,245
Westpac Banking Corp.(g)(i) (3M USD LIBOR + 0.180%)
10,000,000	2.762		10/31/19	10,009,707
Whirlpool Corp.(g)(h)
9,140,000	0.000		03/14/19	9,130,545
11,000,000	0.000		03/29/19	10,975,818

				2,228,203,262

Commercial Paper – 3.7%
Credit Agricole SA(j)
15,000,000	2.800		05/09/19	15,010,082
9,750,000	3.070		11/19/19	9,778,779
Dexia Credit Local SA(h)
11,000,000	0.000		05/07/19	10,948,617
15,000,000	0.000		10/10/19	14,758,827
Dominion Resources, Inc.(h)
10,350,000	0.000		06/27/19	10,250,134

Short-term Investments – (continued)
Commercial Paper – (continued)
Kells Funding LLC(h)
10,000,000	0.000		05/20/19	9,942,940
Landesbank Hessen-Thueringen Girozentrale(j)
3,850,000	2.940		01/17/20	3,857,755
LMA SA LMA Americas(h)
17,100,000	0.000		03/22/19	17,074,408
7,000,000	0.000		04/08/19	6,981,186
11,000,000	0.000		06/10/19	10,919,091
Standard Chartered Bank(j)
4,000,000	3.190		10/31/19	4,011,579
Sumitomo Mitsui Banking Corp.(j)
15,000,000	2.510		03/01/19	15,000,027
Sumitomo Mitsui Trust Bank Ltd.(j)
11,000,000	2.820		03/19/19	11,002,160

				139,535,585

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,366,829,205)				$2,367,738,847

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT
(Cost $3,672,436,032)				$3,681,860,557

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(f) – 3.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
111,866,493	2.395%	$111,866,493
(Cost $111,866,493)

TOTAL INVESTMENTS – 100.4%
(Cost $3,784,302,525)		$3,793,727,050

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(13,761,084)

NET ASSETS – 100.0%		$3,779,965,966

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security is currently in default and/or non-income producing.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

February 28, 2019 (Unaudited)

amounts to $786,255, which represents approximately 0.0% of net assets as of February 28, 2019.

Restricted Security	Acquisition Date	Cost
Blue Ridge Mountain Resources, Inc.	5/6/2016 – 3/14/2017	$1,759,790

(e)	All or a portion of security is on loan.

(f)	Represents an affiliated fund.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2019.

(j)	Rate shown is that which is in effect on February 28, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Currency Abbreviations:
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
ETF	—Exchange Traded Fund
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
MLP	—Master Limited Partnership
PLC	—Public Limited Company

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 28, 2019, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	GBP	230,395,000	USD	295,904,823	03/20/19	$10,003,846
	JPY	16,376,000,000	USD	145,877,376	03/20/19	1,278,335
	USD	12,789,531	JPY	1,412,000,000	03/20/19	101,215
	ZAR	1,797,710,000	USD	125,391,301	03/20/19	1,855,618

TOTAL						$13,239,014

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	JPY	3,586,000,000	USD	32,780,781	03/20/19	$(556,772)
	USD	67,316,372	GBP	53,060,000	03/20/19	(3,134,436)
	USD	402,405,450	JPY	44,800,000,000	03/20/19	(170,017)
	USD	12,362,862	ZAR	178,710,000	03/20/19	(286,730)

TOTAL						$(4,147,955)

FUTURES CONTRACTS — At February 28, 2019, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
FTSE/JSE Top 40 Index	3,451	03/20/19	$121,384,602	$9,905,669
IBEX 35 Index	1,530	03/15/19	161,710,189	5,602,857
S&P 500 E-Mini Index	3,382	03/15/19	470,892,770	29,441,055
STOXX 600 Banks Index	3,088	03/15/19	25,430,092	1,549,654

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts (continued):
2 Year U.S. Treasury Notes	4,116	06/28/19	$873,395,904	$(425,035)
5 Year U.S. Treasury Notes	1,799	06/28/19	206,097,938	(32,735)
10 Year U.S. Treasury Notes	3,964	06/19/19	483,608,000	(745,632)

Total				$45,295,833

Short position contracts:
MSCI Emerging Markets Index	(1,324)	03/15/19	(69,291,540)	(4,803,458)

Total Futures Contracts				$40,492,375

SWAP CONTRACTS — At February 28, 2019, the Portfolio had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Portfolio		Counterparty	Termination Date(c)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*
SX7T Index	0.020	%(a)	Citibank NA	04/02/19	$104,099	$15,427,675
SX7T Index	0.100	%(a)	UBS AG (London)	04/02/19	59,619	8,870,972
JPGSVENK Index(d)	0.070	%(b)	JPMorgan Securities, Inc.	04/03/19	472,632	1,614,149

TOTAL						$25,912,796

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made quarterly.
(b)	Payments made monthly.
(c)	The Portfolio pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Portfolio will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(d)	The top 50 components are shown below.

A basket (JPGSVENK) of common stocks

Common Stocks	Sector	Shares	Value	Weight
Align Technology Inc	Consumer, Non-cyclical	231	$54,292	3.71%
General Electric Co	Industrial	5,537	52,212	3.56
Arconic Inc	Industrial	3,086	51,781	3.53
CenturyLink Inc	Communications	3,721	44,541	3.04
Coty Inc	Consumer, Non-cyclical	3,550	35,437	2.42
Mattel Inc	Consumer, Cyclical	2,337	30,591	2.09
Philip Morris International Inc	Consumer, Non-cyclical	371	29,267	2.00
Conagra Brands Inc	Consumer, Non-cyclical	1,376	29,188	1.99
Albemarle Corp	Basic Materials	352	29,177	1.99
Campbell Soup Co	Consumer, Non-cyclical	883	28,852	1.97
Vulcan Materials Co	Industrial	276	27,919	1.91
United Parcel Service Inc	Industrial	273	27,309	1.86
Aptiv PLC	Consumer, Cyclical	361	27,238	1.86
NVIDIA Corp	Technology	193	27,076	1.85
Equifax Inc	Consumer, Non-cyclical	265	26,295	1.79
DowDuPont Inc	Basic Materials	538	25,981	1.77
Wynn Resorts Ltd	Consumer, Cyclical	223	25,639	1.75
Facebook Inc	Communications	171	25,005	1.71
Advanced Micro Devices Inc	Technology	1,146	24,473	1.67
International Flavors & Fragrances Inc	Basic Materials	203	23,466	1.60
Concho Resources Inc	Energy	233	23,236	1.59

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

February 28, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Common Stocks	Sector	Shares	Value	Weight
Tapestry Inc	Consumer, Cyclical	727	$23,064	1.57%
Fluor Corp	Industrial	582	19,858	1.36
Alliant Energy Corp	Utilities	449	18,705	1.28
American Tower Corp	Financial	105	16,806	1.15
Realty Income Corp	Financial	264	16,548	1.13
IPG Photonics Corp	Technology	103	14,523	0.99
Fortive Corp	Industrial	191	14,112	0.96
Sealed Air Corp	Industrial	354	14,030	0.96
Baker Hughes a GE Co	Energy	586	14,020	0.96
General Mills Inc	Consumer, Non-cyclical	327	13,979	0.95
CarMax Inc	Consumer, Cyclical	246	13,839	0.94
Microchip Technology Inc	Technology	175	13,767	0.94
Stryker Corp	Consumer, Non-cyclical	80	13,721	0.94
Hess Corp	Energy	259	13,614	0.93
LKQ Corp	Consumer, Cyclical	541	13,609	0.93
FMC Corp	Basic Materials	166	13,488	0.92
Brighthouse Financial Inc	Financial	383	13,453	0.92
Netflix Inc	Communications	41	13,450	0.92
PACCAR Inc	Consumer, Cyclical	218	13,408	0.92
PerkinElmer Inc	Industrial	157	13,396	0.91
Stanley Black & Decker Inc	Industrial	111	13,318	0.91
Incyte Corp	Consumer, Non-cyclical	170	13,307	0.91
Martin Marietta Materials Inc	Industrial	78	13,289	0.91
Noble Energy Inc	Energy	658	13,230	0.90
Flowserve Corp	Industrial	325	13,086	0.89
Cooper Cos Inc/The	Consumer, Non-cyclical	50	13,081	0.89
Royal Caribbean Cruises Ltd	Consumer, Cyclical	121	13,003	0.89
Amazon.com Inc	Communications	9	12,992	0.89
Becton Dickinson and Co	Consumer, Non-cyclical	57	12,949	0.88

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 28, 2019, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON COMMODITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Crude Oil Futures	$50.00	05/16/2019	2,032	$2,032,000	$17,678,400	$9,655,578	$8,022,822
Written option contracts
Calls
Crude Oil Futures	55.00	05/16/2019	(2,032)	(2,032,000)	(9,875,520)	(5,717,760)	(4,157,760)

TOTAL			—	$—	$7,802,880	$3,937,818	$3,865,062

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
KBE Index	Citibank NA	35.860	03/14/2019	826,769	$826,769	$7,792,815	$1,860,230	$5,932,585
SX7E Index	UBS AG (London)	95.766	12/20/2019	685,996	685,996	5,108,513	2,884,772	2,223,741

Total Purchased option contracts				1,512,765	$1,512,765	$12,901,328	$4,745,002	$8,156,326
Written option contracts
Puts
KBE Index	Citibank NA	35.860	03/14/2019	(826,769)	(826,769)	(622)	(1,653,538)	1,652,916

TOTAL				685,996	$685,996	$12,900,706	$3,091,464	$9,809,242

Abbreviations:
MS & Co. Int. PLC—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Statement of Assets and Liabilities(a)

February 28, 2019 (Unaudited)

Assets:
Investments of unaffiliated issuers, at value (cost 2,622,539,679)(b)	$2,636,343,187
Investments of affiliated issuers, at value (cost $1,049,896,353)	1,045,517,370
Investments in securities lending reinvestment vehicle — affiliated issuer, at value (cost $111,866,493)	111,866,493
Purchased options, at value (cost $14,400,580)	30,579,728
Cash	69,585,995
Foreign currencies, at value (cost $1,120,031)	820,903
Unrealized gain on swap contracts	25,912,796
Unrealized gain on forward foreign currency exchange contracts	13,239,014
Receivables:
Collateral on certain derivative contracts(c)	57,550,001
Dividends and interest	5,726,084
Fund shares sold	4,604,979
Securities lending income	234,854
Reimbursement from investment adviser	3,334
Foreign tax reclaims	801
Other assets	266,625
Total assets	4,002,252,164

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	4,147,955
Variation margin on futures contracts	1,012,986
Written option contracts, at value (premium received $7,371,298)	9,876,142
Payables:
Payable upon return of securities loaned	111,866,493
Investments purchased	47,910,297
Collateral on certain derivative contracts(d)	32,426,816
Fund shares redeemed	12,651,440
Management fees	1,919,205
Transfer Agency fees	86,689
Accrued expenses	388,175
Total liabilities	222,286,198

Net Assets:
Paid-in capital	3,958,183,704
Total distributable loss	(178,217,738)
NET ASSETS	$3,779,965,966
Net Assets:
Institutional	$24,451,154
Class P	3,435,605,465
Class R6	319,909,347
Total Net Assets	$3,779,965,966
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	2,435,633
Class P	352,022,095
Class R6	32,773,697
Net asset value, offering and redemption price per share:
Institutional	$10.04
Class P	9.76
Class R6	9.76

(a)	Statement of Assets and Liabilities for the Portfolio is consolidated and includes the balances of a wholly owned subsidiary, Goldman Sachs Cayman Commodity — TTIF Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Includes loaned securities having a market value of $109,184,354.
(c)	Includes amounts segregated for initial margin requirements and/or collateral on futures, swaps and forward foreign currency exchange contract transactions of $51,450,001, $1,130,000 and $4,970,000, respectively.
(d)	Includes amounts segregated for initial margin requirements and/or collateral on swaps contracts.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Statement of Operations(a)

For the Six Months Ended February 28, 2019 (Unaudited)

Investment income:

Interest — unaffiliated issuers	$32,447,403

Dividends — affiliated issuers	16,503,830

Dividends — unaffiliated issuers	10,972,319

Securities lending income — affiliated issuer	1,890,086

Total investment income	61,813,638

Expenses:

Management fees	14,306,777

Transfer Agency fees(b)	601,735

Custody, accounting and administrative services	155,617

Registration fees	130,477

Professional fees	84,680

Printing and mailing costs	45,701

Trustee fees	11,814

Prime Broker Fees	10,966

Other	207,614

Total expenses	15,555,381

Less — expense reductions	(1,189,390)

Net expenses	14,365,991

NET INVESTMENT INCOME	47,447,647

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	2,582,596

Investment — affiliated issuers	(4,506,330)

Purchased options	46,240,320

Futures contracts	(28,597,097)

Written options	(18,227,298)

Swap contracts	(22,368,582)

Forward foreign currency exchange contracts	(9,899,572)

Foreign currency transactions	(504,868)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(49,306,728)

Investments — affiliated issuers	(8,332,061)

Purchased options	14,440,096

Futures contracts	16,400,957

Written options	(6,030,374)

Swap contracts	36,095,687

Forward foreign currency exchange contracts	29,144,995

Foreign currency translation	(327,917)

Net realized and unrealized loss	(3,196,176)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,251,471

(a)	Statement of Operations for the Portfolio is consolidated and includes the balances of a wholly owned subsidiary, Goldman Sachs Cayman Commodity — TTIF Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Class specific Transfer Agency fees were as follows:

Transfer Agency Fees
Institutional	Class P	Class R6
$4,728	$547,074	$49,933

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Statements of Changes in Net Assets(a)

	For the Six Months Ended February 28, 2019 (Unaudited)	For the Fiscal Year Ended August 31, 2018
From operations:

Net investment income	$47,447,647	$67,621,747

Net realized loss	(35,280,831)	(21,067,284)

Net change in unrealized gain	32,084,655	73,015,573

Net increase in net assets resulting from operations	44,251,471	119,570,036

Distributions to shareholders:

From total distributable earnings:

Institutional Shares	—	(45,296,029	)(b)

Class P Shares(c)	(88,570,565)	—

Class R6 Shares(d)	(9,121,338)	—

Total distributions to shareholders	(97,691,903)	(45,296,029)

From share transactions:

Proceeds from sales of shares	368,328,867	5,187,683,119

Reinvestment of distributions	97,691,903	45,296,029

Cost of shares redeemed	(1,044,813,040)	(6,137,982,554)

Net decrease in net assets resulting from share transactions	(578,792,270)	(905,003,406)

TOTAL DECREASE	(632,232,702)	(830,729,399)

Net assets:(e)

Beginning of period	4,412,198,668	5,242,928,067

End of period	$3,779,965,966	$4,412,198,668

(a)	Statement of Changes in Net Assets for the Portfolio is consolidated and includes the balances of a wholly owned subsidiary, Cayman Commodity — TTIF, Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Prior year information has been revised to conform to current year presentation. Distributions to shareholders consisted solely of net investment income for the fiscal year ended August 31, 2018.
(c)	Commenced operations on April 17, 2018.
(d)	Commenced operations on December 29, 2017.
(e)	Prior year information has been revised to conform with current year presentation. Undistributed net investment income was $53,093,613 as of August 31, 2018.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tactical Tilt Overlay Fund
	Institutional Shares
	Six Months Ended February 28, 2019 (Unaudited)		Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Year Ended October 31,		Period July 31, 2014 – October 31, 2014(a)
						2016	2015
Per Share Data

Net asset value, beginning of period	$9.87		$9.73	$9.83		$10.40	$9.87	$10.00

Net investment income(b)	0.12		0.12	0.09		0.11	0.18	0.04

Net realized and unrealized gain (loss)	0.05		0.11	(0.01)		(0.22)	0.46	(0.17)

Total from investment operations	0.17		0.23	0.08		(0.11)	0.64	(0.13)

Distributions to shareholders from net investment income	—		(0.09)	(0.18)		(0.46)	(0.11)	—

Net asset value, end of period	$10.04		$9.87	$9.73		$9.83	$10.40	$9.87

Total return(c)	1.72%		2.39%	0.82%		(0.96)%	6.57%	(1.30)%

Net assets, end of period (in 000s)	$24,451		$23,583	$5,242,928		$5,214,846	$4,664,660	$1,522,551

Ratio of net expenses to average net assets(d)	0.73	%(e)	0.69%	0.62	%(e)	0.59%	0.52%	0.63	%(e)

Ratio of total expenses to average net assets(d)	0.79	%(e)	0.76%	0.75	%(e)	0.77%	0.79%	0.86	%(e)

Ratio of net investment income to average net assets	2.38	%(e)	1.20%	1.10	%(e)	1.15%	1.77%	1.63	%(e)

Portfolio turnover rate(f)	24%		41%	28%		48%	81%	45%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on July 31, 2014.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tactical Tilt Overlay Fund
	Class P Shares
	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$9.87	$9.76

Net investment income(b)	0.11	0.14

Net realized and unrealized gain (loss)	0.04	(0.03)

Total from investment operations	0.15	0.11

Distributions to shareholders from net investment income	(0.26)	—

Net asset value, end of period	$9.76	$9.87

Total return(c)	1.63%	1.13%

Net assets, end of period (in 000s)	$3,435,605	$4,045,246

Ratio of net expenses to average net assets(d)(e)	0.72%	0.71%

Ratio of total expenses to average net assets(d)(e)	0.78%	0.77%

Ratio of net investment income to average net assets(e)	2.37%	3.80%

Portfolio turnover rate(f)	24%	41%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tactical Tilt Overlay Fund
	Class R6 Shares
	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$9.87	$9.81

Net investment income(b)	0.11	0.11

Net realized and unrealized gain (loss)	0.04	(0.05)

Total from investment operations	0.15	0.06

Distributions to shareholders from net investment income	(0.26)	—

Net asset value, end of period	$9.76	$9.87

Total return(c)	1.62%	0.61%

Net assets, end of period (in 000s)	$319,909	$343,370

Ratio of net expenses to average net assets(d)(e)	0.72%	0.69%

Ratio of total expenses to average net assets(d)(e)	0.78%	0.76%

Ratio of net investment income to average net assets(e)	2.38%	1.77%

Portfolio turnover rate(f)	24%	41%

(a)	Commenced operations on December 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Notes to Consolidated Financial Statements

February 28, 2019 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Goldman Sachs Tactical Tilt Overlay Fund (the “Portfolio”) is a diversified portfolio and currently offers three classes of shares — Institutional, Class P and Class R6 Shares. Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolio pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Basis of Consolidation for Goldman Sachs Tactical Tilt Overlay Fund — The Cayman Commodity — TTIF, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 31, 2014 and is currently a wholly-owned subsidiary of the Portfolio. The Subsidiary acts as an investment vehicle for the Portfolio to enable the Portfolio to gain exposure to certain types of commodity-linked derivative instruments. The Portfolio is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of July 31, 2014, and it is intended that the Portfolio will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of February 28, 2019, the Portfolio’s net assets were $3,779,965,966, of which, $ 385,451,724, or 10.2%, represented the Subsidiary’s net assets.

B.  Investment Valuation — The Portfolio’s valuation policy is to value investments at fair value.

C.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Portfolio may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. The Portfolio records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income.

D.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Portfolio are charged to the Portfolio, while such expenses incurred by the Trust are allocated across the Portfolio on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class-specific expenses, where applicable, are borne by the respective share classes and include Transfer Agency fees.

24

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E.  Federal Taxes and Distributions to Shareholders — It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according annually.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolio’s net assets on the Consolidated Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  Foreign Currency Translation — The accounting records and reporting currency of the Portfolio are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

25

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Notes to Consolidated Financial Statements (continued)

February 28, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolio invest in Underlying Funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Portfolio, if any, is noted in the Consolidated Schedule of Investments.

iii.  Options — When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which the Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

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Notes to Consolidated Financial Statements (continued)

February 28, 2019 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Portfolio’s investment in credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Portfolio buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Portfolio, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Portfolio may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Portfolio generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Portfolio sells protection through a credit default swap, the Portfolio could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Portfolio, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Portfolio may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Portfolio is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Portfolio bought credit protection.

A total return swap is an agreement that gives the Portfolio the right to receive the appreciation in value of a specified security, basket of investments or indices, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Portfolio may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Portfolio’s investments and derivatives classified in the fair value hierarchy as of February 28, 2019:

TACTICAL TILT OVERLAY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$—	$786,255	$—

Exchange Traded Funds	267,818,085	—	—

Investment Companies	1,045,517,370	—	—

Short-term Investments	—	2,367,738,847	—

Securities Lending Reinvestment Vehicle	111,866,493	—	—

Total	$1,425,201,948	$2,368,525,102	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$13,239,014	$—

Futures Contracts(b)	46,499,235	—	—

Total Return Swap Contracts(b)	—	25,912,796	—

Options Purchased	17,678,400	12,901,328	—

Total	$64,177,635	$52,053,138	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(4,147,955)	$—

Futures Contracts(b)	(6,006,860)	—	—

Written Options Contracts	(9,875,520)	(622)	—

Total	$(15,882,380)	$(4,148,577)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Portfolio utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

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Notes to Consolidated Financial Statements (continued)

February 28, 2019 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 28, 2019. These instruments were used as part of the Portfolio’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolio’s net exposure.

Risk	Consolidated Statement of Assets and Liabilities	Assets		Consolidated Statement of Assets and Liabilities	Liabilities
Interest rate	—	$—		Variation margin on futures contracts	$(1,203,402)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	13,239,014		Payable for unrealized loss on forward foreign currency exchange contracts	(4,147,955)
Commodity	Purchased Options, at value	17,678,400		Written Options, at Value	(9,875,520)
Equity	Variation margin on futures contracts; Receivable for unrealized gain on swap contracts; Purchased options, at value	85,313,359	(a)	Variation margin on futures contracts; Written options, at value	(4,804,080)	(a)
Total		$116,230,773			$(20,030,957)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The following tables set forth, by certain risk types, the Portfolio’s gains (losses) related to these derivatives and their indicative volumes for the six months ended February 28, 2019. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statement of Operations:

Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts and swap contracts /Net change in unrealized gain (loss) on futures contracts and swap contracts	$19,195,185	$(899,839)	11,289
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	9,603,607	(7,764,545)	1
Commodity	Net realized gain (loss) from purchased options and written options /Net change in unrealized gain (loss) on purchased options and written options	19,619,536	(1,399,520)	2
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	(9,899,572)	29,144,995	9
Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on swap contracts, futures contracts, purchased options and written options	(71,370,985)	70,970,270	16,270
Total		$(32,852,229)	$90,051,361	27,571

(a)	Average number of contracts is based on the average of month end balances for the six months ended February 28, 2019.

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4. INVESTMENTS IN DERIVATIVES (continued)

In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. Additionally, the Portfolio may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Portfolio, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolio attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following tables set forth the Portfolio’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of February 28, 2019:

	Derivative Assets(a)				Derivative Liabilities(a)
Counterparty	Options Purchased	Swaps	Forward Currency Contracts	Total	Forward Currency Contracts	Options Written	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(a)	Net Amount(b)
Citibank NA	$7,792,815	$15,427,675	$—	$23,220,490	$—	$(622)	$(622)	$23,219,868	$(20,700,000)	$2,519,868
JPMorgan Securities, Inc.	—	1,614,149	—	1,614,149	—	—	—	1,614,149	—	1,614,149
MS & Co. Int. PLC	—	—	13,239,014	13,239,014	(4,147,955)	—	(4,147,955)	9,091,059	—	9,091,059
UBS AG (London)	5,108,513	8,870,972	—	13,979,485	—	—	—	13,979,485	(11,690,000)	2,289,485

Total	$12,901,328	$25,912,796	$13,239,014	$52,053,138	$(4,147,955)	$(622)	$(4,148,577)	$47,904,561	$(32,390,000)	$15,514,561

(a)	Gross amounts available for offset but not netted in the Consolidated Statement of Assets and Liabilities.
(b)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

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Notes to Consolidated Financial Statements (continued)

February 28, 2019 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolio, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolio’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Portfolio’s average daily net assets.

For the six months ended February 28, 2019, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate				Effective Management Fee Rate	Effective Net Management Fee Rate*^(a)
First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion
0.75%	0.68%	0.64%	0.62%	0.71%	0.65%

*	GSAM has agreed to waive a portion of its management fee payable by the Portfolio in an amount equal to any management fee it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests through at least December 28, 2019. Prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.
^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreement as defined below after waivers.

The Portfolio invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), Class R6 Shares of the Goldman Sachs High Yield Floating Rate Fund and the Goldman Sachs MLP Energy Infrastructure Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Portfolio in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Portfolio invests, except those management fees it earns from the Portfolio’s investment of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 28, 2019, GSAM waived $1,167,611 of the Portfolio’s management fee.

GSAM also provides management services to the Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Portfolio’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. For the six months ended February 28, 2019, GSAM waived $774,916 of the Portfolio’s management fee. This waiver represents an inter-fund transaction and, accordingly, has been eliminated in consolidation.

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolio for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates of 0.04% of the average daily net assets of Institutional Shares and 0.03% of the average daily net assets of Class P Shares and Class R6 Shares.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the Portfolio (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolio is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Portfolio are 0.164%. These Other Expense limitations will remain in place through at least December 28, 2019 and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolio has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Portfolio’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2019, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions
$1,167,611	$21,779	$1,189,390

D.  Line of Credit Facility — As of February 28, 2019, the Portfolio participated in a $770,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolio based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2019, the Portfolio did not have any borrowings under the facility

E.  Other Transactions with Affiliates — For the six months ended February 28, 2019, Goldman Sachs earned $176,859 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Portfolio.

The table below shows the transactions in and earnings from investments in the Underlying Funds for the six months ended February 28, 2019:

Affiliated Investment Companies	Beginning Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales of Affiliated Investment Companies	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of February 28, 2019	Shares as of February 28, 2019	Dividend Income from Affiliated Investment Companies
Goldman Sachs Financial Square Government Fund	$1,323,638,062	$1,701,296,037	$(2,090,729,486)	$—	$—	$934,204,613	934,204,613	$10,963,522
Goldman Sachs High Yield Floating Rate Fund	149,250,733	—	(149,932,602)	681,869	—	—	—	945,765
Goldman Sachs MLP Energy Infrastructure Fund	93,710,816	50,594,543	(20,000,000)	(3,985,962)	(9,006,640)	111,312,757	16,865,569	4,594,543

Total	$1,566,599,611	$1,751,890,580	$(2,260,662,088)	$(3,304,093)	$(9,006,640)	$1,045,517,370	951,070,182	$16,503,830

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2019, were $127,874,996 and $392,374,352, respectively.

7. SECURITIES LENDING

The Portfolio may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Portfolio’s securities lending procedures, the Portfolio receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Portfolio, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Portfolio on the next business day. As with other extensions of credit, the

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Notes to Consolidated Financial Statements (continued)

February 28, 2019 (Unaudited)

7. SECURITIES LENDING (continued)

Portfolio may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Portfolio or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Consolidated Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Portfolio invests the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Portfolio by paying the Portfolio an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds may enter into master netting agreements with borrowers, which provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Portfolio’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Portfolio’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 28, 2019, which are disclosed as “Payable upon return of securities loaned” on the Consolidated Statement of Assets and Liabilities, where applicable.

Both the Portfolio and BNYM received compensation relating to the lending of the Portfolio’s securities. The amounts earned, if any, by the Portfolio’s for the six months ended February 28, 2019, are reported under Investment Income on the Consolidated Statement of Operations.

The following table provides information about the Portfolio’s investment in the Government Money Market Fund for the six months ended February 28, 2019.

Beginning Value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending Value as of February 28, 2019
$256,405,265	$536,734,194	$(681,272,966)	$111,866,493

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8. TAX INFORMATION

As of the Portfolio’s most recent fiscal year end, August 31, 2018, the Portfolio’s capital loss carryforwards and certain timing differences on a tax basis were as follows:

Capital loss carryforwards:
Perpetual Short-Term	$(182,973,140)
Perpetual Long-Term	(35,900,828)

Total capital loss carryforwards	$(218,873,968)

Timing differences (Qualified Late Year Loss Deferral/Post October Loss Deferral)	(38,910,791)

As of February 28, 2019, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,770,820,321
Gross unrealized gain	44,223,547
Gross unrealized loss	(21,316,818)
Net unrealized gains on investments	$22,906,729

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures and option contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of underlying fund investments, and swap transactions.

GSAM has reviewed the Portfolio’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolio’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Portfolio’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolio also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

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GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Notes to Consolidated Financial Statements (continued)

February 28, 2019 (Unaudited)

9. OTHER RISKS (continued)

Foreign Custody Risk — If the Portfolio invests in foreign securities, the Portfolio may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Portfolio’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Portfolio focuses its investments in securities of issuers located in a particular country or geographic region, the Portfolio may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Portfolio will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, the Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investments in the Underlying Funds Risk — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — The Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests,

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GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

9. OTHER RISKS (continued)

or other reasons. To meet redemption requests, the Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Portfolio is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

Sector Risk — To the extent the Portfolio focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Portfolio may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Tax Risk — The Portfolio will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The Portfolio has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Portfolio’s income inclusion with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final.

The IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. The Portfolio has obtained an opinion of counsel that the Portfolio’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Portfolio’s income from such investments was not “qualifying income,” in which case the Portfolio would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Portfolio failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Portfolio shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

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GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Notes to Consolidated Financial Statements (continued)

February 28, 2019 (Unaudited)

11. SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended February 28, 2019 (Unaudited)		For the Fiscal Year Ended August 31, 2018
	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	67,551	$658,000	64,892,471	$637,795,407
Reinvestment of distributions	—	—	4,617,332	45,296,029
Shares redeemed	(20,336)	(202,299)	(606,120,936)	(5,988,362,486)
	47,215	455,701	(536,611,133)	(5,305,271,050)
Class P Shares(a)
Shares sold	35,686,796	345,879,503	424,051,472	4,196,560,752
Reinvestment of distributions	9,554,538	88,570,565	—	—
Shares redeemed	(103,250,152)	(995,300,733)	(14,020,559)	(138,742,662)
	(58,008,818)	(560,850,665)	410,030,913	4,057,818,090
Class R6 Shares(b)
Shares sold	2,231,619	21,791,364	35,922,228	353,326,960
Reinvestment of distributions	983,963	9,121,338	—	—
Shares redeemed	(5,245,264)	(49,310,008)	(1,118,849)	(10,877,406)
	(2,029,682)	(18,397,306)	34,803,379	342,449,554

NET DECREASE	(59,991,285)	$(578,792,270)	(91,776,841)	$(905,003,406)

(a)	Commenced operations on April 17, 2018.
(b)	Commenced operations on December 29, 2017.

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GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Portfolio Expenses — Six Month Period Ended February 28, 2019 (Unaudited)

As a shareholder of Institutional, Class P and Class R6 Shares of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Institutional, Class P and Class R6 Shares of the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 through February 28, 2019, which represents a period of 181 days in a 365-day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher:

Share Class	Beginning Account Value 9/1/18	Ending Account Value 2/28/19		Expenses Paid for the 6 months ended 2/28/19*
Institutional
Actual	$1,000.00	$1017.20		$3.65
Hypothetical 5% return	1,000.00	1021.17	+	3.66
Class P
Actual	1,000.00	1016.30		3.60
Hypothetical 5% return	1,000.00	1021.22	+	3.61
Class R6
Actual	1,000.00	1016.20		3.60
Hypothetical 5% return	1,000.00	1021.22	+	3.61

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses are calculated using the Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2019. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows: 0.73% for Institutional Shares, 0.72% for Class P Shares and 0.72% for Class R6 Shares.

39

FUND PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.34 trillion in assets under supervision as of December 31, 2018, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	N-11 Equity Fund
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund[4]
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on February 28, 2019, the Goldman Sachs Equity Growth Strategy Portfolio was renamed the Goldman Sachs Dynamic Global Equity Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES	OFFICERS
Jessica Palmer, Chair Kathryn A. Cassidy Diana M. Daniels James A. McNamara Roy W. Templin Gregory G. Weaver

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and

Principal Financial Officer

Joseph F. DiMaria, Assistant Treasurer

and Principal Accounting Officer

Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Portfolio included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolio, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolio. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (I) without charge, upon request by calling 1-800-526-7384; and (II) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Portfolio will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550 (for Institutional Shareholders).

Portfolio holdings and allocations shown are as of February 28, 2019 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2019 Goldman Sachs. All rights reserved. 162458-OTU-960992 TACTSAR-19/964

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Gregory G. Weaver is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 12(a)(1) of the registrant’s Form N-CSR filed on July 8, 2015 for its International Equity Insights Funds.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	April 26, 2019

By:	/s/ Scott McHugh

Scott McHugh
Principal Financial Officer
Goldman Sachs Trust

Date:	April 26, 2019